UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

May 31, 2013

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/
Sub-Sovereign ETF

HYHG  High Yield-Interest Rate Hedged

Hedge Strategies

PEX  Global Listed Private Equity ETF

HDG  Hedge Replication ETF

CSM  Large Cap Core Plus

MRGR  Merger ETF

RALS  RAFI® Long/Short

Geared – Short

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

TWQ  UltraShort Russell3000

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

FINZ  UltraPro Short Financials

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Geared – Ultra

Ultra MarketCap

UWC  Ultra Russell3000

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

FINU  UltraPro Financials

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

Inflation and Volatility

Inflation

RINF  30 Year TIPS/TSY Spread

FINF  Short 30 Year TIPS/TSY Spread

UINF  UltraPro 10 Year TIPS/TSY Spread

SINF  UltraPro Short 10 Year
TIPS/TSY Spread

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

Table of Contents

I	Shareholder Letter
II	Management Discussion of Fund Performance
CXXVI	Expense Examples
1	Schedule of Portfolio Investments
2	Global Fixed Income ProShares
9	Hedge Strategies ProShares
19	Geared ProShares – Short
82	Geared ProShares – Ultra
178	Inflation and Volatility ProShares
182	Statements of Assets and Liabilities
203	Statements of Operations
224	Statements of Changes in Net Assets
265	Financial Highlights
305	Notes to Financial Statements
360	Report of Independent Registered Public Accounting Firm
361	Board Approval of Investment Advisory Agreement
362	Proxy Voting & Quarterly Portfolio Holdings Information
363	Trustees and Officers of ProShares Trust

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Dear Shareholder:

I am pleased to present the ProShares Trust Annual Report for the 12 months ended May 31, 2013.

Stock markets charge ahead

Stock markets around the world posted strong gains for the 12 months ended May 31, 2013. The MSCI All Country World Index ex-US rose 26.4%, and the MSCI EAFE Index, which tracks developed markets outside North America, was up 32.2%. European stocks were the strongest, up 35.6%, as measured by the MSCI Europe Index, reaching new record highs. While Europe remains mired in recession, aggressive monetary accommodation by the European Central Bank allayed investor fears about financial contagion from "peripheral" countries, sending stocks in the region higher.

U.S. equity markets enjoyed a robust rally, also reaching new record highs, with small- and mid-cap stocks leading the charge. Large-cap stocks, as measured by the S&P 500®, rose 27.3%. Small- and mid-cap stocks, as measured by the Russell 2000® and the S&P Mid Cap 400®, were up 31.1% and 30.0%, respectively. Monetary accommodation was a key theme fueling this rally. Also important was the improving economy, with housing, consumer confidence and other key economic indicators moving higher, as well as a last-minute deal by Congress to avoid the "fiscal cliff."

All 10 Dow Jones U.S. Industry IndexesSM climbed during the 12 months ended May 31, 2013. Financials, health care and consumer services led the pack, up 40.2%, 37.1% and 32.5%, respectively. Utilities and technology lagged behind, up 11.9% and 11.5%, respectively.

The MSCI Japan Index gained 26.5% for the 12-month period, as investors reacted positively to Prime Minister Abe's new plan to lift Japan's moribund economy, which included aggressive monetary easing and fiscal stimulus. The rally has faltered recently, however, shedding some doubt on the efficacy of Abe's reforms. Emerging markets were weak in comparison with developed markets, with the MSCI Emerging Markets Index up 14.5%, thanks mostly to market strength in 2012. Emerging markets were sold off in 2013, as growth forecasts for many countries were cut and the prospect of reduced monetary stimulus rose.

Bond markets mixed

Bond markets were mixed for the 12-month period. Corporate credit markets posted strong returns, but Treasurys retreated, as investors rotated out of low-yielding safe assets into riskier assets. High yield and investment grade corporate bonds were up 13.7% and 5.3%, respectively, as measured by the Markit iBoxx $ Liquid High Yield Index and the Markit iBoxx $ Liquid Investment Grade Index. Treasurys declined across the board, with the Ryan Labs Treasury 5, 10 and 30 Year indexes down 0.4%, 2.3% and 9.1%, respectively.

ProShares alternative ETF lineup expands

During the period, ProShares continued to expand its lineup of alternative ETFs. New funds include a merger arbitrage ETF, a listed private equity ETF that holds only companies that invest primarily in private enterprises, and an ETF that invests in high yield bonds and hedges against rising rates by shorting Treasury futures. We also launched a pair of geared ETFs focused on the financials sector. To learn more visit ProShares.com.

We appreciate your trust and confidence in ProShares.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

ProShares.com :: I

Management Discussion
of Fund Performance

II :: ProShares Trust :: Management Discussion of Fund Performance :: May 31, 2013

Investment Strategies and Techniques:

One hundred and fifteen (115) ProShares ETFs were in existence for the entire period covered by this annual report. Five (5) ETFs were launched during this period (each ProShares ETF, a "Fund" and, collectively, the "Funds").

Each of the Global Fixed Income Funds1, the Hedge Strategies Funds2, and the ProShares 30 Year TIPS/TSY Spread (each a "Matching Fund" and, collectively, the "Matching Funds") is designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time.3

All other ProShares are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") in the sense that each seeks daily investment results that, before fees and expenses, correspond to a multiple (i.e., 3xor 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund's index for that period. During periods of higher market volatility, the volatility of a Fund's index may affect the Fund's return as much as or more than the return of the index.

ProShare Advisors LLC ("PSA"), the Funds' investment adviser, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its index.

PSA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PSA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than the ProShares USD Covered Bond, ProShares German Sovereign / Sub-Sovereign ETF and ProShares Global Listed Private Equity, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (e.g., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (e.g., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PSA) and increased corre-

lation risk (e.g., the Fund's ability to achieve a high degree of correlation with its index). If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of an investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Year Ended 20134:

Primary factors affecting Fund performance include the following: the total return of the Fund's index; financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; and fees, expenses, and transaction costs and, in the case of the Geared Funds, the volatility of the Fund's index.

•  Index Performance: The performance of each Fund's index and, in turn, the factors and market conditions affecting that index are principal factors driving Fund performance.5

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of its index return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the index return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher index volatility, compounding will cause Fund performance for periods longer than a single day to be worse than the multiple, inverse or inverse multiple, as applicable, of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with large positive or large negative index returns), Fund performance over longer periods can be better than the multiple, inverse or inverse multiple, as applicable, of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest and dividends paid with respect to the securities in the index. Longer holding periods, higher index volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher index volatility, the volatility of an index may affect a Fund's return as much as or more than the return of its index.

Daily volatility for the U.S. equity markets decreased from a year ago. The volatility for the S&P 500 for the year ended May 31, 2013, was 12.6%, which was lower than the prior year's volatility of 23.3%. The volatility of each index utilized by a Geared Fund is shown below.

1  Global Fixed Income Funds include: ProShares USD Covered Bond (COBO); ProShares German Sovereign / Sub-Sovereign ETF (GGOV); and ProShares High Yield-Interest Rate Hedged (HYHG).

2  Hedge Strategies Funds include: ProShares Global Listed Private Equity ETF (PEX); ProShares Hedge Replication ETF (HDG); ProShares Large Cap Core Plus (CSM); ProShares Merger ETF (MRGR); and ProShares RAFI(r) Long/Short (RALS).

3  The term "index" as used herein includes the Merrill Lynch Factor Model-Exchange Series benchmark.

4  Past performance is not a guarantee of future results

5  Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProShares negatively impact the performance

May 31, 2013 :: Management Discussion of Fund Performance :: ProShares Trust :: III

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
MSCI Brazil 25/50 Index® (from 11/21/12-5/31/13)	21.7%
Dow Jones U.S. SemiconductorsSM Index	20.6%
FTSE China 25 Index®	20.0%
NASDAQ Biotechnology Index®	18.9%
MSCI Japan Index®	18.8%
Dow Jones U.S. Basic MaterialsSM Index	18.6%
FTSE Developed Europe Index®	17.7%
MSCI Europe Index®	17.7%
Dow Jones U.S. Oil & GasSM Index	17.7%
KBW Regional Banking IndexSM	17.5%
Russell 2000® Growth Index	16.5%
MSCI Mexico IMI 25/50 Index® (from 11/21/12-5/31/13)	16.5%
Dow Jones U.S. TechnologySM Index	16.4%
MSCI Brazil Index®	16.3%
Russell 2000® Index	16.1%
Russell 2000® Value Index	16.0%
S&P SmallCap 600® Index	15.7%
MSCI Mexico Investable Market Index®	15.4%
NASDAQ-100 Index®	15.0%
Dow Jones U.S. FinancialsSM Index	14.9%
Dow Jones U.S. IndustrialsSM Index	14.8%
S&P MidCap 400® Index	14.6%
Dow Jones U.S. Select TelecommunicationsSM Index	14.2%
Russell Midcap® Growth Index	14.1%
MSCI EAFE Index®	13.7%
Russell Midcap® Value Index	13.6%
Dow Jones U.S. FinancialsSM Index — For UltraPro Short Financials and UltraPro Financials*	13.6%
MSCI Pacific ex-Japan Index®	12.9%
Barclays U.S. 20+ Year Treasury Bond Index	12.9%
Russell 1000® Value Index	12.9%
Credit Suisse 130/30 Large Cap Index	12.8%
LPX Direct Listed Private Equity Index*	12.8%
Russell 3000® Index	12.8%
Russell 1000® Growth Index	12.7%
S&P 500® Index	12.6%
Dow Jones U.S. Consumer ServicesSM Index	12.4%
MSCI Emerging Markets Index®	12.4%
Dow Jones U.S. Health CareSM Index	12.2%
Dow Jones U.S. Real EstateSM Index	11.9%
Dow Jones U.S. Consumer GoodsSM Index	11.5%
Dow Jones Industrial AverageSM Index	11.5%
Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	11.1%
Dow Jones U.S. UtilitiesSM Index	10.6%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	7.8%
Citi High-Yield (Treasury Rate-Hedged) Index*	6.3%
RAFI® US Equity Long/Short Index	5.3%
Barclays U.S. 7-10 Year Treasury Bond Index	4.9%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	4.5%
Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	4.2%
S&P Merger Arbitrage Index*	4.0%
Merrill Lynch Factor Model — Exchange Series	3.9%
Markit iBoxx $ Liquid Investment Grade Index	3.4%
Markit iBoxx $ Liquid High Yield Index	2.7%
Barclays U.S. 3-7 Year Treasury Bond Index	2.1%
BNP Paribas Diversified USD Covered Bond IndexTM	1.0%

IV :: ProShares Trust :: Management Discussion of Fund Performance :: May 31, 2013

•  Financing Rates Associated with Derivatives Positions: The performance of Funds that use derivatives was impacted by financing costs associated with the derivatives. Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one week London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. One-week LIBOR was 0.21% at the beginning of the period and decreased to 0.19% at the end of the period. In certain market environments, one-week LIBOR adjusted by the spread may result in the net financing rate being negative. A Fund typically pays (or receives) amounts that approximate the negotiated financing rate, multiplied by Fund assets, and if a leveraged long or inverse Fund, multiplied by the Fund's leverage multiple reduced by one. Under this formula, when the financing rate is positive, each Fund that uses derivatives to obtain exposure (i.e., certain Matching Funds) or leveraged long exposure (i.e., Funds with a positive leverage multiple) pays money, and when the financing rate is negative, receives money. On the other hand, an inverse Fund (i.e., Funds with a negative leverage multiple) receives money when the financing rate is positive, and pays money when the financing rate is negative. For example, if a financing rate is positive, a Fund with a leverage multiple of positive two will pay the financing rate, multiplied by Fund assets, multiplied by one; a Fund with a leverage multiple of negative one will receive the financing rate, multiplied by Fund assets, multiplied by two; and a Fund with a leveraged multiple of negative two will receive the financing rate, multiplied by Fund assets, multiplied by three.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective to match or provide a multiple of the daily performance of an underlying index was positively impacted by capturing the dividend or income yield associated with the underlying index (or a multiple thereof, as applicable). The performance of Funds with an investment objective to provide an inverse or inverse multiple of the daily performance of an underlying index was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the index.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose indexes are more volatile, have a larger daily multiple, have an inverse or inverse multiple, invest in foreign securities, and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds' indexes.

May 31, 2013 :: Management Discussion of Fund Performance :: ProShares Trust :: V

GLOBAL FIXED INCOME PROSHARES

  USD Covered Bond  COBO

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the BNP Paribas Diversified USD Covered Bond IndexTM (the "Index"). For the year ended May 31, 2013, the Fund had a total return of 2.49%1. For the same period, the Index had a total return of 2.78%2 and a volatility of 1.04%. For the period, the Fund had an average daily volume of 3,607 and an average daily statistical correlation of over 0.98 to the daily performance of the Index.3

The Fund takes positions in securities that, in combination, should have similar return characteristics as the Index. The Index, published by BNP Paribas, seeks to track the performance of U.S. dollar-denominated "Covered Bonds" that are generally rated AAA (or its equivalent). Covered Bonds are debt instruments issued by a financial institution that are secured by a segregated pool of financial assets (the "cover pool"), typically mortgages or public-sector loans. Covered Bonds differ from other debt instruments, including asset-backed securities, in that bondholders have a senior, unsecured claim against the issuing financial institution, which is secured by the cover pool in the event of default by such issuing financial institution. Further, the issuing financial institution typically maintains the cover pool in order to support the claims of Covered Bondholders in the event of default by the issuing financial institution.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares USD Covered Bond from May 21, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (5/21/12)
ProShares USD Covered Bond	2.49%	2.59%
BNP Paribas Diversified USD Covered Bond Index	2.78%	2.89%

Expense Ratios**

Fund	Gross	Net
ProShares USD Covered Bond	9.68%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Canadian Imperial Bank of Commerce, 2.75%, due 01/27/16	5.5%
UBS AG/London, 2.25%, due 03/30/17	5.3%
Commonwealth Bank of Australia, 2.25%, due 03/16/17	5.2%
Barclays Bank plc, 2.25%, due 05/10/17	5.1%
Toronto-Dominion Bank (The), 1.63%, due 09/14/16	5.0%

BNP Paribas Diversified USD
Covered Bond Index – Composition

% of Index
U.S. Dollar-Denominated Covered Bonds	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VI :: ProShares Trust :: Management Discussion of Fund Performance

  GGOV  German Sovereign/Sub-Sovereign ETF

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). For the year ended May 31, 2013, the Fund had a total return of 5.47%1. For the same period, the Index had a total return of 6.25%2 and a volatility of 7.80%. For the period, the Fund had an average daily volume of 505 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities that, in combination, should have similar return characteristics as the Index. The Index, published by Markit, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated Investment Grade or higher (based on an average of ratings issued by Moody's Investors Service, Inc., Standard & Poor's Ratings Services and/or Fitch, Inc.), have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least one year.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares German Sovereign/Sub-Sovereign ETF from January 24, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (1/24/12)
ProShares German Sovereign/ Sub-Sovereign ETF	5.47%	3.33%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	6.25%	3.92%

Expense Ratios**

Fund	Gross	Net
ProShares German Sovereign/ Sub-Sovereign ETF	3.87%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
KFW, 1.88%, due 03/20/19	4.7%
KFW, 2.00%, due 09/07/16	4.7%
Bundesrepublik Deutschland, 3.75%, due 01/04/19	4.7%
KFW, 3.88%, due 01/21/19	4.7%
KFW, 3.38%, due 01/18/21	4.7%

Markit iBoxx EUR Germany
Sovereign & Sub-Sovereign Liquid
Index – Composition

% of Index
Sub-Sovereign	76.1%
Sovereign	23.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: VII

  High Yield-Interest Rate Hedged  HYHG

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). From inception on May 21, 2013 to May 31, 2013, the Fund had a total return of –0.91%1. For the same period, the Index had a total return of –0.79%2 and a volatility of 6.32%. For the period, the Fund had an average daily volume of 4,689 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that are: fixed rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Financial Services, LLC ("S&P"); and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

During the period, the Fund invested in futures contracts as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and generally benefited from their use.

As the ProShares High Yield-Interest Rate Hedged does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares High Yield-Interest Rate Hedged	1.00%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated May 20, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	95%
U.S. Treasury Notes Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest High Yield Bond Holdings

% of Net Assets
Hawk Acquisition Sub, Inc., 4.25%, due 10/15/20	1.6%
EP Energy LLC/EP Energy Finance, Inc., 9.38%, due 05/01/20	1.2%
HCA, Inc., 6.50%, due 02/15/20	1.2%
Sprint Nextel Corp., 9.00%, due 11/15/18	1.2%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, 5.75%, due 10/15/20	1.2%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	80.9%
Utilities	15.2%
Financials	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: ProShares Trust :: Management Discussion of Fund Performance

HEDGE STRATEGIES PROSHARES

  PEX  Global Listed Private Equity ETF

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). From inception on February 26, 2013 to May 31, 2013, the Fund had a total return of 2.05%1. For the same period, the Index had a total return of 2.12%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 3,251 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities that should have similar return characteristics as the Index. The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assts of the company.

As the ProShares Global Listed Private Equity ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares Global Listed Private Equity ETF	2.94%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated February 25, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3i Group plc	10.6%
Onex Corp.	9.8%
Ares Capital Corp.	9.5%
American Capital Ltd.	9.1%
Intermediate Capital Group plc	5.0%

LPX Direct Listed Private Equity
Index – Composition

% of Index
Financials	92.6%
Diversified	6.5%
Communications	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: IX

  Hedge Replication ETF  HDG

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). For the year ended May 31, 2013, the Fund had a total return of 6.53%1. For the same period, the Benchmark had a total return of 7.80%2 and a volatility of 3.88%. For the period, the Fund had an average daily volume of 7,461 and an average daily statistical correlation of over 0.99 to the daily performance of the Benchmark.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Benchmark. The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are the (1) S&P 500 Total Return Index, (2) MSCI EAFE US Dollar Net Total Return Index, (3) MSCI Emerging Markets US Dollar Net Total Return Index, (4) Russell 2000 Total Return Index, (5) Three-month U.S. Treasury Bills, and (6) ProShares UltraShort Euro ETF.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the Factors of the Benchmark. These derivatives generally tracked the performance of their underlying benchmark and were generally negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from July 12, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/13

Fund	One Year	Since Inception (7/12/11)
ProShares Hedge Replication ETF	6.53%	0.79%
Merrill Lynch Factor Model — Exchange Series Benchmark	7.80%	1.76%

Expense Ratios**

Fund	Gross	Net
ProShares Hedge Replication ETF	1.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	11%
U.S. Treasury Bill	70%
Swap Agreements (Long)	23%
Short Euro Futures Contracts	(4%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novartis AG (ADR)	0.3%
Toyota Motor Corp. (ADR)	0.3%
Nomura Holdings, Inc. (ADR)	0.3%
BHP Billiton Ltd. (ADR)	0.2%
Siemens AG (ADR)	0.2%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	64.1%
MSCI EAFE® US Dollar Net Total Return Index	12.9%
MSCI Emerging Markets Free US Dollar Net Total Return Index	10.6%
S&P 500® Total Return Index	7.8%
Russell 2000® Total Return Index	2.8%
ProShares UltraShort Euro ETF	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Benchmark. The impact of transaction costs and the deduction of expenses associated with an exchange-traded fund such as investment management and accounting fees are not reflected in the Benchmark calculation. It is not possible to invest directly in the Benchmark.

3  1.00 equals perfect correlation. Because the level of certain Factors of the Benchmark are not determined at the same time that the Fund's NAV is calculated, correlation to the Benchmark is measured by comparing a combination of the daily total return of: (a) the Factors that are determined at the same time that the Fund's NAV is determined; and (b) one or more U.S. exchange-traded securities or instruments that reflect the values of the Factors that are not determined at the same time that the Fund's NAV is determined (as of the Fund's NAV calculation time), to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: ProShares Trust :: Management Discussion of Fund Performance

  CSM  Large Cap Core Plus

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). For the year ended May 31, 2013, the Fund had a total return of 30.22%1. For the same period, the Index had a total return of 31.44%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 14,440 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The Index intends to provide representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not guarantee, of incremental risk-adjusted outperformance as compared to the Universe.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and were generally negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Large Cap Core Plus from July 13, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (7/13/09)
ProShares Large Cap Core Plus	30.22%	19.18%
Credit Suisse 130/30 Large Cap Index	31.44%	20.44%

Expense Ratios**

Fund	Gross	Net
ProShares Large Cap Core Plus	1.11%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	35%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Wells Fargo & Co.	1.3%
Microsoft Corp.	1.0%
Cisco Systems, Inc.	1.0%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-Cyclical	18.6%
Financials	16.9%
Technology	12.8%
Consumer, Cyclical	12.4%
Industrials	10.8%
Energy	10.6%
Communications	9.8%
Utilities	4.8%
Basic Materials	3.1%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XI

  Merger ETF  MRGR

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). From inception on December 11, 2012 to May 31, 2013, the Fund had a total return of –3.78%1. For the same period, the Index had a total return of –2.70%2 and a volatility of 3.96%. For the period, the Fund had an average daily volume of 6,485 and an average daily statistical correlation of over 0.98 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

During the period, the Fund invested in swap agreements and forward currency contracts as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and were generally negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares Merger ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios**

Fund	Gross	Net
ProShares Merger ETF	2.11%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated December 10, 2012. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements (Long)	25%
Swap Agreements (Short)	(23%)
Forward Currency Contracts	(9%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	3.1%
NYSE Euronext	3.0%
Hudson City Bancorp, Inc.	2.7%
Gemina S.p.A.	2.6%
Virgin Media, Inc.	2.6%

Regional Exposure

% of Index
United States	85.2%
Europe (ex UK)	13.4%
Australia	1.4%

S&P Merger Arbitrage Index – Composition

% of Index
Consumer, Non-Cyclical	20.7%
Financials	16.6%
Consumer, Cyclical	13.9%
T-Bills	10.9%
Industrials	9.1%
Communications	8.2%
Technology	8.0%
Energy	7.9%
Basic Materials	4.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: ProShares Trust :: Management Discussion of Fund Performance

  RALS  RAFI® Long/Short

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index"). For the year ended May 31, 2013, the Fund had a total return of 17.87%1. For the same period, the Index had a total return of 19.34%2 and a volatility of 5.26%. For the period, the Fund had an average daily volume of 7,744 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI® ) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges. The Index takes long positions in securities with larger RAFI® weights relative to their CAP weights. Short positions are taken in securities with smaller RAFI® weights relative to their CAP weights. The Index is rebalanced monthly such that it has equal dollar investments in both long and short positions and is reconstituted annually at which time new long and short positions are selected and weighted. Sector neutrality is also achieved during the annual reconstitution. The Index at any time may have significant positive or negative correlations with long-only market capitalization-weighted indexes.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and were generally negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares RAFI® Long/Short from December 2, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (12/02/10)
ProShares RAFI® Long/Short	17.87%	2.93%
RAFI US Equity Long/Short Index	19.34%	4.22%

Expense Ratios**

Fund	Gross	Net
ProShares RAFI® Long/Short	1.51%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	3%
Swap Agreements (Short)	(95%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	2.2%
ConocoPhillips	1.6%
Citigroup, Inc.	1.5%
AT&T, Inc.	1.5%
Chevron Corp.	1.3%

RAFI US Equity Long/Short
Index – Composition

% of Index
Financials	22.7%
Consumer, Cyclical	12.7%
Energy	11.9%
Health care	10.5%
Technology	10.4%
Industrials	8.9%
Consumer, Non-Cyclical	8.3%
Utilities	5.3%
Telecommunications	4.8%
Basic Materials	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XIII

GEARED PROSHARES – SHORT

  Short S&P500®  SH

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –23.19%1. For the same period, the Index had a total return of 27.28%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 3,118,119 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P500® from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short S&P500®	-23.19%	-11.55%	-9.05%
S&P 500 Index	27.28%	5.42%	6.28%

Expense Ratios**

Fund	Gross	Net
ProShares Short S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	17.1%
Technology	12.9%
Communications	11.1%
Energy	10.7%
Industrials	10.3%
Consumer, Cyclical	9.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: ProShares Trust :: Management Discussion of Fund Performance

  PSQ  Short QQQ®

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –19.09%1. For the same period, the Index had a total return of 19.80%2 and a volatility of 15.00%. For the period, the Fund had an average daily volume of 754,803 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short QQQ® from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short QQQ®	-19.09%	-14.99%	-13.54%
NASDAQ-100 Index	19.80%	8.95%	10.76%

Expense Ratios**

Fund	Gross	Net
ProShares Short QQQ®	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(96%)
Futures Contracts	(4%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	44.0%
Communications	29.9%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	6.7%
Industrials	1.0%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XV

  Short Dow30SM  DOG

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –21.83%1. For the same period, the Index had a total return of 25.26%2 and a volatility of 11.48%. For the period, the Fund had an average daily volume of 455,519 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Dow30SM from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short Dow30SM	-21.83%	-11.70%	-9.50%
Dow Jones Industrial Average Index	25.26%	6.63%	7.63%

Expense Ratios**

Fund	Gross	Net
ProShares Short Dow30SM	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(89%)
Futures Contracts	(11%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.0%
Consumer, Non-cyclical	17.1%
Technology	14.8%
Consumer, Cyclical	12.7%
Financials	11.6%
Energy	10.8%
Communications	8.7%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: ProShares Trust :: Management Discussion of Fund Performance

  MYY  Short MidCap400

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –25.34%1. For the same period, the Index had a total return of 29.95%2 and a volatility of 14.62%. For the period, the Fund had an average daily volume of 36,796 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MidCap400 from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Short MidCap400	-25.34%	-15.35%	-12.76%
S&P MidCap 400 Index	29.95%	7.73%	8.83%

Expense Ratios**

Fund	Gross	Net
ProShares Short MidCap400	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.2%
Industrials	18.9%
Consumer, Non-cyclical	18.2%
Consumer, Cyclical	13.1%
Technology	8.7%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.4%
Communications	4.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XVII

  Short Russell2000  RWM

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –26.94%1. For the same period, the Index had a total return of 31.07%2 and a volatility of 16.13%. For the period, the Fund had an average daily volume of 1,172,178 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Russell2000 from January 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Short Russell2000	-26.94%	-17.39%	-13.16%
Russell 2000 Index	31.07%	7.14%	5.06%

Expense Ratios**

Fund	Gross	Net
ProShares Short Russell2000	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.5%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	15.1%
Industrials	14.3%
Technology	9.2%
Communications	6.2%
Energy	5.6%
Basic Materials	3.6%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SBB  Short SmallCap600

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –26.20%1. For the same period, the Index had a total return of 30.60%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 53,352 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short SmallCap600 from January 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Short SmallCap600	-26.20%	-16.98%	-13.08%
S&P SmallCap 600 Index	30.60%	8.25%	6.47%

Expense Ratios**

Fund	Gross	Net
ProShares Short SmallCap600	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	20.7%
Industrials	18.4%
Consumer, Cyclical	17.4%
Consumer, Non-cyclical	17.0%
Technology	8.9%
Communications	4.8%
Basic Materials	4.5%
Energy	4.4%
Utilities	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XIX

  UltraShort Russell3000  TWQ

ProShares UltraShort Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 3000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –42.50%1. For the same period, the Index had a total return of 27.88%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 1,056 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell3000 from June 30, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/30/09)
ProShares UltraShort Russell3000	-42.50%	-36.67%
Russell 3000 Index	27.88%	18.68%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell3000	5.80%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	17.9%
Technology	12.0%
Industrials	11.2%
Communications	10.7%
Consumer, Cyclical	10.5%
Energy	9.6%
Basic Materials	3.3%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: ProShares Trust :: Management Discussion of Fund Performance

  SDS  UltraShort S&P500®

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –41.39%1. For the same period, the Index had a total return of 27.28%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 8,001,193 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort S&P500® from July 11, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort S&P500®	-41.39%	-26.43%	-21.85%
S&P 500 Index	27.28%	5.42%	5.92%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(190%)
Futures Contracts	(10%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	17.1%
Technology	12.9%
Communications	11.1%
Energy	10.7%
Industrials	10.3%
Consumer, Cyclical	9.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXI

  UltraShort QQQ®  QID

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –35.50%1. For the same period, the Index had a total return of 19.80%2 and a volatility of 15.00%. For the period, the Fund had an average daily volume of 4,598,857 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort QQQ® from July 11, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort QQQ®	-35.50%	-32.34%	-30.66%
NASDAQ-100 Index	19.80%	8.95%	11.02%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort QQQ®	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(192%)
Futures Contracts	(8%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	44.0%
Communications	29.9%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	6.7%
Industrials	1.0%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: ProShares Trust :: Management Discussion of Fund Performance

  DXD  UltraShort Dow30SM

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –39.32%1. For the same period, the Index had a total return of 25.26%2 and a volatility of 11.48%. For the period, the Fund had an average daily volume of 951,544 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Dow30SM from July 11, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort Dow30SM	-39.32%	-25.98%	-22.23%
Dow Jones Industrial Average Index	25.26%	6.63%	7.41%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Dow30SM	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(187%)
Futures Contracts	(13%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.0%
Consumer, Non-cyclical	17.1%
Technology	14.8%
Consumer, Cyclical	12.7%
Financials	11.6%
Energy	10.8%
Communications	8.7%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXIII

  UltraShort MidCap400  MZZ

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –45.08%1. For the same period, the Index had a total return of 29.95%2 and a volatility of 14.62%. For the period, the Fund had an average daily volume of 71,927 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MidCap400 from July 11, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort MidCap400	-45.08%	-33.87%	-29.01%
S&P MidCap 400 Index	29.95%	7.73%	8.34%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MidCap400	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(183%)
Futures Contracts	(17%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.2%
Industrials	18.9%
Consumer, Non-cyclical	18.2%
Consumer, Cyclical	13.1%
Technology	8.7%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.4%
Communications	4.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: ProShares Trust :: Management Discussion of Fund Performance

  TWM  UltraShort Russell2000

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –47.63%1. For the same period, the Index had a total return of 31.07%2 and a volatility of 16.13%. For the period, the Fund had an average daily volume of 1,814,219 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 from January 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort Russell2000	-47.63%	-38.31%	-31.67%
Russell 2000 Index	31.07%	7.14%	5.06%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(195%)
Futures Contracts	(5%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.5%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	15.1%
Industrials	14.3%
Technology	9.2%
Communications	6.2%
Energy	5.6%
Basic Materials	3.6%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXV

  UltraShort SmallCap600  SDD

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –46.53%1. For the same period, the Index had a total return of 30.60%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 8,833 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort SmallCap600 from January 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort SmallCap600	-46.53%	-37.07%	-30.86%
S&P SmallCap 600 Index	30.60%	8.25%	6.47%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort SmallCap600	1.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	20.7%
Industrials	18.4%
Consumer, Cyclical	17.4%
Consumer, Non-cyclical	17.0%
Technology	8.9%
Communications	4.8%
Basic Materials	4.5%
Energy	4.4%
Utilities	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SPXU  UltraPro Short S&P500®

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –56.05%1. For the same period, the Index had a total return of 27.28%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 4,873,442 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short S&P500® from June 23, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/23/09)
ProShares UltraPro Short S&P500®	-56.05%	-51.10%
S&P 500 Index	27.28%	18.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short S&P500®	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(279%)
Futures Contracts	(21%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	17.1%
Technology	12.9%
Communications	11.1%
Energy	10.7%
Industrials	10.3%
Consumer, Cyclical	9.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXVII

  UltraPro Short QQQ®  SQQQ

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –49.65%1. For the same period, the Index had a total return of 19.80%2 and a volatility of 15.00%. For the period, the Fund had an average daily volume of 1,819,217 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short QQQ® from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short QQQ®	-49.65%	-52.62%
NASDAQ-100 Index	19.80%	18.67%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short QQQ®	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(285%)
Futures Contracts	(15%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	44.0%
Communications	29.9%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	6.7%
Industrials	1.0%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SDOW  UltraPro Short Dow30SM

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –53.37%1. For the same period, the Index had a total return of 25.26%2 and a volatility of 11.48%. For the period, the Fund had an average daily volume of 341,421 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Dow30SM from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short Dow30SM	-53.37%	-45.87%
Dow Jones Industrial Average Index	25.26%	16.22%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Dow30SM	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(274%)
Futures Contracts	(26%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.0%
Consumer, Non-cyclical	17.1%
Technology	14.8%
Consumer, Cyclical	12.7%
Financials	11.6%
Energy	10.8%
Communications	8.7%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXIX

  UltraPro Short MidCap400  SMDD

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –60.43%1. For the same period, the Index had a total return of 29.95%2 and a volatility of 14.62%. For the period, the Fund had an average daily volume of 41,451 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short MidCap400 from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short MidCap400	-60.43%	-55.53%
S&P MidCap 400 Index	29.95%	18.91%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short MidCap400	1.71%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(271%)
Futures Contracts	(29%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	22.2%
Industrials	18.9%
Consumer, Non-cyclical	18.2%
Consumer, Cyclical	13.1%
Technology	8.7%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.4%
Communications	4.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: ProShares Trust :: Management Discussion of Fund Performance

  SRTY  UltraPro Short Russell2000

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –63.40%1. For the same period, the Index had a total return of 31.07%2 and a volatility of 16.13%. For the period, the Fund had an average daily volume of 569,683 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Russell2000 from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Short Russell2000	-63.40%	-59.69%
Russell 2000 Index	31.07%	18.01%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Russell2000	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(290%)
Futures Contracts	(10%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.5%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	15.1%
Industrials	14.3%
Technology	9.2%
Communications	6.2%
Energy	5.6%
Basic Materials	3.6%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXI

  UltraShort Russell1000 Value  SJF

ProShares UltraShort Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 1000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –46.60%1. For the same period, the Index had a total return of 32.71%2 and a volatility of 12.85%. For the period, the Fund had an average daily volume of 205 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell1000 Value from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell1000 Value	-46.60%	-28.59%	-21.40%
Russell 1000 Value Index	32.71%	4.73%	2.45%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell1000 Value	5.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	28.6%
Consumer, Non-cyclical	17.5%
Energy	15.4%
Industrials	9.4%
Communications	9.3%
Consumer, Cyclical	6.7%
Utilities	6.1%
Technology	3.9%
Basic Materials	3.0%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: ProShares Trust :: Management Discussion of Fund Performance

  SFK  UltraShort Russell1000 Growth

ProShares UltraShort Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 1000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –37.19%1. For the same period, the Index had a total return of 22.55%2 and a volatility of 12.72%. For the period, the Fund had an average daily volume of 915 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell1000 Growth from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell1000 Growth	-37.19%	-26.31%	-22.41%
Russell 1000 Growth Index	22.55%	6.27%	5.79%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell1000 Growth	2.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.0%
Technology	21.2%
Consumer, Cyclical	13.9%
Communications	13.0%
Industrials	12.5%
Financials	5.6%
Energy	4.1%
Basic Materials	3.6%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXIII

  UltraShort Russell MidCap Value  SJL

ProShares UltraShort Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell Midcap® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –47.96%1. For the same period, the Index had a total return of 33.91%2 and a volatility of 13.61%. For the period, the Fund had an average daily volume of 780 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell MidCap Value from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell MidCap Value	-47.96%	-33.68%	-26.04%
Russell Midcap Value Index	33.91%	7.11%	4.33%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell MidCap Value	5.77%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	30.4%
Consumer, Non-cyclical	13.4%
Industrials	11.7%
Utilities	9.8%
Consumer, Cyclical	9.1%
Energy	8.5%
Technology	7.5%
Communications	5.1%
Basic Materials	4.2%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SDK  UltraShort Russell MidCap Growth

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell Midcap® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –42.07%1. For the same period, the Index had a total return of 26.76%2 and a volatility of 14.11%. For the period, the Fund had an average daily volume of 954 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell MidCap Growth from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell MidCap Growth	-42.07%	-31.21%	-26.86%
Russell Midcap Growth Index	26.76%	6.24%	5.72%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell MidCap Growth	4.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Consumer, Cyclical	22.2%
Industrials	13.6%
Technology	11.0%
Communications	10.1%
Financials	6.5%
Energy	5.8%
Basic Materials	5.2%
Utilities	0.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXV

  UltraShort Russell2000 Value  SJH

ProShares UltraShort Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –47.31%1. For the same period, the Index had a total return of 31.31%2 and a volatility of 15.98%. For the period, the Fund had an average daily volume of 2,854 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 Value from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell2000 Value	-47.31%	-38.54%	-29.68%
Russell 2000 Value Index	31.31%	6.51%	2.69%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000 Value	2.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	36.6%
Industrials	13.3%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.6%
Technology	6.8%
Utilities	6.1%
Energy	5.6%
Communications	5.1%
Basic Materials	3.8%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SKK  UltraShort Russell2000 Growth

ProShares UltraShort Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –47.62%1. For the same period, the Index had a total return of 30.86%2 and a volatility of 16.53%. For the period, the Fund had an average daily volume of 6,982 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 Growth from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares UltraShort Russell2000 Growth	-47.62%	-37.64%	-31.58%
Russell 2000 Growth Index	30.86%	7.68%	5.76%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000 Growth	1.50%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.1%
Consumer, Cyclical	18.4%
Industrials	15.4%
Technology	11.8%
Financials	7.7%
Communications	7.3%
Energy	5.6%
Basic Materials	3.4%
Utilities	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXVII

  Short Basic Materials  SBM

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –18.69%1. For the same period, the Index had a total return of 17.75%2 and a volatility of 18.59%. For the period, the Fund had an average daily volume of 6,584 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Basic Materials from March 16, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (3/16/10)
ProShares Short Basic Materials	-18.69%	-13.06%
Dow Jones U.S. Basic Materials Index	17.75%	6.20%

Expense Ratios**

Fund	Gross	Net
ProShares Short Basic Materials	2.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	69.2%
Industrial Metals	16.4%
Mining	9.4%
Forestry and Paper	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SEF  Short Financials

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –30.88%1. For the same period, the Index had a total return of 40.21%2 and a volatility of 14.90%. For the period, the Fund had an average daily volume of 48,605 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Financials from June 10, 2008 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/10/08)
ProShares Short Financials	-30.88%	-19.04%
Dow Jones U.S. Financials Index	40.21%	1.05%

Expense Ratios**

Fund	Gross	Net
ProShares Short Financials	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
General Financials	24.6%
Nonlife Insurance	18.9%
Real Estate Investment Trusts	17.9%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXIX

  Short Oil & Gas  DDG

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –24.59%1. For the same period, the Index had a total return of 27.56%2 and a volatility of 17.67%. For the period, the Fund had an average daily volume of 2,844 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Oil & Gas from June 10, 2008 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/10/08)
ProShares Short Oil & Gas	-24.59%	-11.85%
Dow Jones U.S. Oil & Gas Index	27.56%	0.42%

Expense Ratios**

Fund	Gross	Net
ProShares Short Oil & Gas	1.86%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.9%
Oil Equipment, Services and Distribution	23.9%
Alternative Energy	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: ProShares Trust :: Management Discussion of Fund Performance

  REK  Short Real Estate

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –16.84%1. For the same period, the Index had a total return of 17.12%2 and a volatility of 11.89%. For the period, the Fund had an average daily volume of 11,466 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Real Estate from March 16, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (3/16/10)
ProShares Short Real Estate	-16.84%	-18.62%
Dow Jones U.S. Real Estate Index	17.12%	15.14%

Expense Ratios**

Fund	Gross	Net
ProShares Short Real Estate	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLI

  Short KBW Regional Banking  KRS

ProShares Short KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –20.50%1. For the same period, the Index had a total return of 20.65%2 and a volatility of 17.46%. For the period, the Fund had an average daily volume of 996 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short KBW Regional Banking from April 20, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/20/10)
ProShares Short KBW Regional Banking	-20.50%	-13.87%
KBW Regional Banking Index	20.65%	5.16%

Expense Ratios**

Fund	Gross	Net
ProShares Short KBW Regional Banking	1.51%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: ProShares Trust :: Management Discussion of Fund Performance

  SMN  UltraShort Basic Materials

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –35.69%1. For the same period, the Index had a total return of 17.75%2 and a volatility of 18.59%. For the period, the Fund had an average daily volume of 101,909 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Basic Materials from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Basic Materials	-35.69%	-33.03%	-36.42%
Dow Jones U.S. Basic Materials Index	17.75%	-1.20%	4.84%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Basic Materials	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	69.2%
Industrial Metals	16.4%
Mining	9.4%
Forestry and Paper	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLIII

  UltraShort Nasdaq Biotechnology  BIS

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –59.07%1. For the same period, the Index had a total return of 46.55%2 and a volatility of 18.90%. For the period, the Fund had an average daily volume of 4,307 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Nasdaq Biotechnology from April 7, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/07/10)
ProShares UltraShort Nasdaq Biotechnology	-59.07%	-44.97%
NASDAQ Biotechnology Index	46.55%	24.32%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Nasdaq Biotechnology	3.72%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	67.3%
Pharmaceuticals	30.5%
Healthcare-Products	2.1%
Commercial Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: ProShares Trust :: Management Discussion of Fund Performance

  SZK  UltraShort Consumer Goods

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –39.79%1. For the same period, the Index had a total return of 25.55%2 and a volatility of 11.52%. For the period, the Fund had an average daily volume of 1,474 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Goods from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Goods	-39.79%	-27.40%	-22.05%
Dow Jones U.S. Consumer Goods Index	25.55%	10.49%	8.75%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Goods	2.81%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20.4%
Beverages	18.7%
Household Goods	18.4%
Personal Goods	14.1%
Tobacco	14.0%
Automobiles and Parts	11.5%
Leisure Goods	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLV

  UltraShort Consumer Services  SCC

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –46.60%1. For the same period, the Index had a total return of 32.54%2 and a volatility of 12.44%. For the period, the Fund had an average daily volume of 2,862 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Services from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Services	-46.60%	-35.62%	-26.55%
Dow Jones U.S. Consumer Services Index	32.54%	12.72%	8.00%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Services	1.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	39.0%
Media	28.0%
Travel and Leisure	20.0%
Food and Drug Retailers	13.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: ProShares Trust :: Management Discussion of Fund Performance

  SKF  UltraShort Financials

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –53.02%1. For the same period, the Index had a total return of 40.21%2 and a volatility of 14.90%. For the period, the Fund had an average daily volume of 407,442 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Financials from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Financials	-53.02%	-44.70%	-32.45%
Dow Jones U.S. Financials Index	40.21%	-0.31%	-5.26%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Financials	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
General Financials	24.6%
Nonlife Insurance	18.9%
Real Estate Investment Trusts	17.9%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLVII

  UltraShort Health Care  RXD

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –49.76%1. For the same period, the Index had a total return of 37.13%2 and a volatility of 12.18%. For the period, the Fund had an average daily volume of 1,778 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Health Care from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Health Care	-49.76%	-29.47%	-22.34%
Dow Jones U.S. Health Care Index	37.13%	11.58%	8.57%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Health Care	3.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	67.5%
Health Care Equipment and Services	32.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SIJ  UltraShort Industrials

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –46.12%1. For the same period, the Index had a total return of 31.04%2 and a volatility of 14.81%. For the period, the Fund had an average daily volume of 4,840 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Industrials from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Industrials	-46.12%	-30.27%	-27.32%
Dow Jones U.S. Industrials Index	31.04%	5.43%	6.25%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Industrials	1.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.6%
Support Services	17.4%
Industrial Engineering	16.2%
Aerospace and Defense	15.7%
Industrial Transportation	13.0%
Electronic & Electrical Equipment	10.4%
Construction and Materials	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLIX

  UltraShort Oil & Gas  DUG

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –44.58%1. For the same period, the Index had a total return of 27.56%2 and a volatility of 17.67%. For the period, the Fund had an average daily volume of 131,892 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Oil & Gas from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Oil & Gas	-44.58%	-32.29%	-35.92%
Dow Jones U.S. Oil & Gas Index	27.56%	0.51%	6.81%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Oil & Gas	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.9%
Oil Equipment, Services and Distribution	23.9%
Alternative Energy	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: ProShares Trust :: Management Discussion of Fund Performance

  SRS  UltraShort Real Estate

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –31.12%1. For the same period, the Index had a total return of 17.12%2 and a volatility of 11.89%. For the period, the Fund had an average daily volume of 156,556 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Real Estate from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Real Estate	-31.12%	-55.38%	-45.39%
Dow Jones U.S. Real Estate Index	17.12%	4.75%	0.37%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Real Estate	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LI

  UltraShort Semiconductors  SSG

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –35.34%1. For the same period, the Index had a total return of 16.15%2 and a volatility of 20.57%. For the period, the Fund had an average daily volume of 15,759 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Semiconductors from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Semiconductors	-35.34%	-31.56%	-28.08%
Dow Jones U.S. Semiconductors Index	16.15%	2.94%	2.93%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Semiconductors	1.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: ProShares Trust :: Management Discussion of Fund Performance

  REW  UltraShort Technology

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –26.72%1. For the same period, the Index had a total return of 11.53%2 and a volatility of 16.44%. For the period, the Fund had an average daily volume of 9,474 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Technology from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Technology	-26.72%	-28.67%	-25.88%
Dow Jones U.S. Technology Index	11.53%	6.13%	6.34%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Technology	1.53%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	52.5%
Software and Computer Services	47.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LIII

  UltraShort Telecommunications  TLL

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –42.92%1. For the same period, the Index had a total return of 27.47%2 and a volatility of 14.24%. For the period, the Fund had an average daily volume of 1,702 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Telecommunications from March 25, 2008 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (3/25/08)
ProShares UltraShort Telecommunications	-42.92%	-26.13%	-29.09%
Dow Jones U.S. Select Telecommunications Index	27.47%	3.15%	5.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Telecommunications	4.48%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	86.4%
Mobile Telecommunications	13.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: ProShares Trust :: Management Discussion of Fund Performance

  SDP  UltraShort Utilities

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –23.34%1. For the same period, the Index had a total return of 11.85%2 and a volatility of 10.60%. For the period, the Fund had an average daily volume of 4,254 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Utilities from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Utilities	-23.34%	-18.88%	-18.97%
Dow Jones U.S. Utilities Index	11.85%	2.70%	4.70%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Utilities	3.55%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	67.2%
Gas,Water & MultiUtilities	32.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LV

  UltraPro Short Financials  FINZ

ProShares UltraPro Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on July 10, 2012 to May 31, 2013, the Fund had a total return of –64.49%1. For the same period, the Index had a total return of 35.94%2 and a volatility of 13.60%. For the period, the Fund had an average daily volume of 786 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the period ended, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Financials from July 10, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/13

Fund	Since Inception (7/10/12)
ProShares UltraPro Short Financials	-64.49%
Dow Jones U.S. Financials Index	35.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Financials	2.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
General Financials	24.6%
Nonlife Insurance	18.9%
Real Estate Investment Trusts	17.9%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: ProShares Trust :: Management Discussion of Fund Performance

  EFZ  Short MSCI EAFE

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –25.85%1. For the same period, the Index had a total return of 32.21%2 and a volatility of 13.66%. For the period, the Fund had an average daily volume of 105,260 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from October 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (10/23/07)
ProShares Short MSCI EAFE	-25.85%	-8.94%	-7.07%
MSCI EAFE Index	32.21%	-1.13%	-1.81%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI EAFE	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(99%)
Futures Contracts	—
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	22.1%
Japan	21.4%
Other	11.7%
France	9.6%
Switzerland	9.0%
Germany	8.7%
Australia	8.3%
Sweden	3.2%
Hong Kong	3.1%
Spain	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	24.6%
Consumer, Non-cyclical	23.0%
Consumer, Cyclical	12.3%
Industrials	11.5%
Basic Materials	7.8%
Communications	7.0%
Energy	7.0%
Utilities	3.8%
Technology	2.3%
Diversified	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LVII

  Short MSCI Emerging Markets  EUM

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –13.85%1. For the same period, the Index had a total return of 14.50%2 and a volatility of 12.36%. For the period, the Fund had an average daily volume of 140,801 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from October 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (10/30/07)
ProShares Short MSCI Emerging Markets	-13.85%	-14.82%	-13.37%
MSCI Emerging Markets Index	14.50%	-0.90%	-2.29%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI Emerging Markets	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.5%
Other	17.3%
Korea	14.9%
Brazil	12.2%
Taiwan	11.5%
South Africa	6.8%
India	6.8%
Mexico	5.2%
Malaysia	3.8%
Indonesia	3.0%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	27.3%
Energy	10.8%
Technology	10.7%
Communications	10.7%
Consumer, Non-cyclical	10.2%
Basic Materials	8.8%
Consumer, Cyclical	8.6%
Industrials	7.1%
Utilities	3.3%
Diversified	2.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: ProShares Trust :: Management Discussion of Fund Performance

  YXI  Short FTSE China 25

ProShares Short FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –15.40%1. For the same period, the Index had a total return of 13.28%2 and a volatility of 19.98%. For the period, the Fund had an average daily volume of 4,441 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short FTSE China 25 from March 16, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (3/16/10)
ProShares Short FTSE China 25	-15.40%	-7.78%
FTSE China 25 Index	13.28%	-0.48%

Expense Ratios**

Fund	Gross	Net
ProShares Short FTSE China 25	1.81%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(99%)
Futures Contracts	—
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	57.2%
Communications	21.9%
Energy	16.1%
Consumer, Cyclical	3.2%
Industrials	1.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LIX

  UltraShort MSCI EAFE  EFU

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –45.93%1. For the same period, the Index had a total return of 32.21%2 and a volatility of 13.66%. For the period, the Fund had an average daily volume of 8,361 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from October 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (10/23/07)
ProShares UltraShort MSCI EAFE	-45.93%	-24.80%	-21.50%
MSCI EAFE Index	32.21%	-1.13%	-1.81%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI EAFE	1.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	22.1%
Japan	21.4%
Other	11.7%
France	9.6%
Switzerland	9.0%
Germany	8.7%
Australia	8.3%
Sweden	3.2%
Hong Kong	3.1%
Spain	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	24.6%
Consumer, Non-cyclical	23.0%
Consumer, Cyclical	12.3%
Industrials	11.5%
Basic Materials	7.8%
Communications	7.0%
Energy	7.0%
Utilities	3.8%
Technology	2.3%
Diversified	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: ProShares Trust :: Management Discussion of Fund Performance

  EEV  UltraShort MSCI Emerging Markets

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –27.29%1. For the same period, the Index had a total return of 14.50%2 and a volatility of 12.36%. For the period, the Fund had an average daily volume of 170,064 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from October 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (10/30/07)
ProShares UltraShort MSCI Emerging Markets	-27.29%	-39.92%	-37.66%
MSCI Emerging Markets Index	14.50%	-0.90%	-2.29%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Emerging Markets	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.5%
Other	17.3%
Korea	14.9%
Brazil	12.2%
Taiwan	11.5%
South Africa	6.8%
India	6.8%
Mexico	5.2%
Malaysia	3.8%
Indonesia	3.0%

MSCI Emerging Markets Index – Composition

% of Index
Financials	27.3%
Energy	10.8%
Technology	10.7%
Communications	10.7%
Consumer, Non-cyclical	10.2%
Basic Materials	8.8%
Consumer, Cyclical	8.6%
Industrials	7.1%
Utilities	3.3%
Diversified	2.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXI

  UltraShort Europe  EPV

ProShares UltraShort Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE Developed Europe Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –52.71%1. For the same period, the Index had a total return of 36.08%2 and a volatility of 17.69%. For the period, the Fund had an average daily volume of 217,123 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Europe from June 16, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort Europe	-52.71%	-39.32%
FTSE Developed Europe Index**	36.08%	11.29%
MSCI Europe Index**	35.62%	11.36%

Expense Ratios***

Fund	Gross	Net
ProShares UltraShort Europe	1.00%	0.95%

**On April 23, 2013, the Fund's underlying index changed from the MSCI Europe Index to the FTSE Developed Europe Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Reflects the expense ratio as reported in the Prospectus dated April 23, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	34.0%
France	14.9%
Switzerland	13.9%
Germany	13.5%
Other	5.4%
Sweden	4.9%
Spain	4.4%
Netherlands	3.9%
Italy	3.3%
Belgium	1.8%

FTSE Developed Europe Index – Composition

% of Index
Consumer, Non-cyclical	29.0%
Financials	20.8%
Industrials	10.0%
Energy	9.7%
Consumer, Cyclical	8.1%
Communications	7.9%
Basic Materials	7.9%
Utilities	4.0%
Technology	2.3%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: ProShares Trust :: Management Discussion of Fund Performance

  JPX  UltraShort MSCI Pacific ex-Japan

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –41.05%1. For the same period, the Index had a total return of 26.95%2 and a volatility of 12.91%. For the period, the Fund had an average daily volume of 1,236 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Pacific ex-Japan from June 16, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Pacific ex-Japan	-41.05%	-38.37%
MSCI Pacific ex-Japan Index	26.95%	15.29%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Pacific ex-Japan	5.43%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	62.8%
Hong Kong	23.4%
Singapore	12.9%
New Zealand	0.9%

MSCI Pacific ex-Japan Index – Composition

% of Index
Financials	51.0%
Basic Materials	10.8%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	8.5%
Industrials	5.5%
Utilities	4.4%
Diversified	4.1%
Communications	3.8%
Energy	2.9%
Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXIII

  UltraShort MSCI Brazil Capped  BZQ

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –13.73%1. For the same period, the MSCI Brazil Index had a total return of 3.08% and a volatility of 16.30%. For the period from November 21,2012 (inception of the Index) to May 31, 2013, the MSCI Brazil 25/50 Index had a total return of –0.26%2 and a volatility of 21.74%. For the period, the Fund had an average daily volume of 17,362 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MSCI Brazil Capped from June 16, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Brazil Capped	-13.73%	-25.81%
MSCI Brazil 25/50 Index**	NA	-0.26	%***
MSCI Brazil Index**	3.08%	2.97%

Expense Ratios****

Fund	Gross	Net
ProShares UltraShort MSCI Brazil Capped	1.66%	0.95%

**On February 11, 2013, the Fund's underlying index changed from the MSCI Brazil Index to the MSCI Brazil 25/50 Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Cumulative Total Return from 11/21/2012 to 5/31/2013.

****Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	27.6%
Consumer, Non-cyclical	23.1%
Basic Materials	15.6%
Energy	13.1%
Utilities	7.3%
Consumer, Cyclical	4.3%
Communications	3.4%
Industrials	3.2%
Diversified	1.8%
Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: ProShares Trust :: Management Discussion of Fund Performance

  FXP  UltraShort FTSE China 25

ProShares UltraShort FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –31.02%1. For the same period, the Index had a total return of 13.28%2 and a volatility of 19.98%. For the period, the Fund had an average daily volume of 216,411 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort FTSE China 25 from November 6, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort FTSE China 25	-31.02%	-42.66%	-39.64%
FTSE China 25 Index	13.28%	-3.66%	-7.29%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE China 25	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	57.2%
Communications	21.9%
Energy	16.1%
Consumer, Cyclical	3.2%
Industrials	1.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXV

  UltraShort MSCI Japan  EWV

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –42.08%1. For the same period, the Index had a total return of 26.52%2 and a volatility of 18.76%. For the period, the Fund had an average daily volume of 18,347 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Japan from November 6, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort MSCI Japan	-42.08%	-17.71%	-16.22%
MSCI Japan Index	26.52%	-1.74%	-1.98%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Japan	1.58%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	27.7%
Industrials	20.3%
Financials	19.7%
Consumer, Non-cyclical	12.8%
Communications	6.1%
Basic Materials	5.7%
Technology	3.5%
Utilities	3.0%
Energy	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SMK  UltraShort MSCI Mexico Capped IMI

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –45.46%1. For the same period, the MSCI Mexico Investable Market Index had a total return of 24.87% and a volatility of 15.41%. For the period from November 21, 2012 (inception of the Index) to May 31, 2013, the MSCI Mexico IMI 25/50 Index had a total return of 1.49%2 and a volatility of 16.50%. For the period, the Fund had an average daily volume of 2,305 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Mexico Capped IMI from June 16, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/16/09)
ProShares UltraShort MSCI Mexico Capped IMI	-45.46%	-43.62%
MSCI Mexico IMI 25/50 Index**	NA	1.49	%***
MSCI Mexico Investable Market Index**	24.87%	18.14%

Expense Ratios****

Fund	Gross	Net
ProShares UltraShort MSCI Mexico Capped IMI	5.64%	0.95%

**On February 11, 2013, the Fund's underlying index changed from the MSCI Mexico Investable Market Index to the MSCI Mexico IMI 25/50 Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Cumulative Total Return from 11/21/2012 to 5/31/2013.

****Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer, Non-cyclical	23.8%
Communications	23.0%
Basic Materials	13.9%
Financials	12.4%
Industrials	10.4%
Consumer, Cyclical	10.0%
Diversified	6.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXVII

  Short 7-10 Year Treasury  TBX

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –0.16%1. For the same period, the Index had a total return of –1.32%2 with a volatility of 4.91%. For the period, the Fund had an average daily volume of 11,295 and an average daily statistical correlation of over 0.99 the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 7-10 Year Treasury from April 4, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/04/11)
ProShares Short 7-10 Year Treasury	-0.16%	-8.99%
Barclays U.S. 7-10 Year Treasury Bond Index	-1.32%	8.07%

Expense Ratios**

Fund	Gross	Net
ProShares Short 7-10 Year Treasury	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  TBF  Short 20+ Year Treasury

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 5.17%1. For the same period, the Index had a total return of –7.65%2 and a volatility of 12.90%. For the period, the Fund had an average daily volume of 533,355 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 20+ Year Treasury from August 18, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (8/18/09)
ProShares Short 20+ Year Treasury	5.17%	-12.25%
Barclays U.S. 20+ Year Treasury Bond Index	-7.65%	9.14%

Expense Ratios**

Fund	Gross	Net
ProShares Short 20+ Year Treasury	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXIX

  Short High Yield  SJB

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –14.24%1. For the same period, the Index had a total return of 13.68%2 with a volatility of 2.67%. For the period, the Fund had an average daily volume of 38,285 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade (below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $1 billion par outstanding, have at least $400 million of outstanding face value, and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short High Yield from March 21, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (3/21/11)
ProShares Short High Yield	-14.24%	-10.64%
Markit iBoxx $ Liquid High Yield Index	13.68%	8.82%

Expense Ratios**

Fund	Gross	Net
ProShares Short High Yield	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXX :: ProShares Trust :: Management Discussion of Fund Performance

  IGS  Short Investment Grade Corporate

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –6.49%1. For the same period, the Index had a total return of 5.29%2 with a volatility of 3.44%. For the period, the Fund had an average daily volume of 1,969 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $3 billion par outstanding, have at least $750 million of outstanding face value, and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Short Investment Grade Corporate from March 28, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (3/28/11)
ProShares Short Investment Grade Corporate	-6.49%	-9.64%
Markit iBoxx $ Liquid Investment Grade Index	5.29%	8.36%

Expense Ratios**

Fund	Gross	Net
ProShares Short Investment Grade Corporate	3.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade
Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXI

  UltraShort 3-7 Year Treasury  TBZ

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –1.41%1. For the same period, the Index had a total return of –0.003%2 with a volatility of 2.10%. For the period, the Fund had an average daily volume of 1,032 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 3-7 Year Treasury from April 4, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/04/11)
ProShares UltraShort 3-7 Year Treasury	-1.41%	-9.68%
Barclays U.S. 3-7 Year Treasury Bond Index	-0.003%	4.41%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 3-7 Year Treasury	2.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury
Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXII :: ProShares Trust :: Management Discussion of Fund Performance

  PST  UltraShort 7-10 Year Treasury

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 0.22%1. For the same period, the Index had a total return of –1.32%2 and a volatility of 4.91%. For the period, the Fund had an average daily volume of 75,376 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 7-10 Year Treasury from April 29, 2008 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 7-10 Year Treasury	0.22%	-17.05%	-16.32%
Barclays U.S. 7-10 Year Treasury Bond Index	-1.32%	7.07%	6.66%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 7-10 Year Treasury	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7 – 10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXIII

  UltraShort 20+ Year Treasury  TBT

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 9.83%1. For the same period, the Index had a total return of –7.65%2 and a volatility of 12.90%. For the period, the Fund had an average daily volume of 3,524,553 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort 20+ Year Treasury from April 29, 2008 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 20+ Year Treasury	9.83%	-25.03%	-24.16%
Barclays U.S. 20+ Year Treasury Bond Index	-7.65%	8.79%	8.27%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 20+ Year Treasury	0.92%	0.92%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  TPS  UltraShort TIPS

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 2.40%1. For the same period, the Index had a total return of –1.78%2 with a volatility of 4.47%. For the period, the Fund had an average daily volume of 3,454 and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort TIPS from February 9, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/11)
ProShares UltraShort TIPS	2.40%	-14.88%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	-1.78%	7.56%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort TIPS	3.10%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXV

  UltraPro Short 20+ Year Treasury  TTT

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 13.09%1. For the same period, the Index had a total return of –7.65%2 and a volatility of 12.90%. For the period, the Fund had an average daily volume of 23,154 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 20+ Year Treasury from March 27, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (3/27/12)
ProShares UltraPro Short 20+ Year Treasury	13.09%	-19.86%
Barclays U.S. 20+ Year Treasury Bond Index	-7.65%	3.44%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 20+ Year Treasury	5.49%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(301%)
Futures Contracts	—
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVI :: ProShares Trust :: Management Discussion of Fund Performance

GEARED PROSHARES – ULTRA

  UWC  Ultra Russell3000

ProShares Ultra Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 3000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 58.50%1. For the same period, the Index had a total return of 27.88%2 and a volatility of 12.79%. For the period, the Fund had an average daily volume of 1,882 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell3000 from June 30, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/30/09)
ProShares Ultra Russell3000	58.50%	34.19%
Russell 3000 Index	27.88%	18.68%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell3000	6.85%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Apple, Inc.	1.5%
Microsoft Corp.	0.9%
General Electric Co.	0.9%
Chevron Corp.	0.9%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	17.9%
Technology	12.0%
Industrials	11.2%
Communications	10.7%
Consumer, Cyclical	10.5%
Energy	9.6%
Basic Materials	3.3%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXVII

  Ultra S&P500®  SSO

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 57.15%1. For the same period, the Index had a total return of 27.28%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 6,861,089 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.
Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P500® from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra S&P500®	57.15%	2.23%	3.85%
S&P 500 Index	27.28%	5.42%	6.28%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra S&P500®	0.91%	0.91%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	118%
Futures Contracts	24%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.7%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	1.0%
General Electric Co.	1.0%
Chevron Corp.	0.9%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	17.1%
Technology	12.9%
Communications	11.1%
Energy	10.7%
Industrials	10.3%
Consumer, Cyclical	9.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  QLD  Ultra QQQ®

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 38.47%1. For the same period, the Index had a total return of 19.80%2 and a volatility of 15.00%. For the period, the Fund had an average daily volume of 2,774,539 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra QQQ® from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra QQQ®	38.47%	8.82%	12.09%
NASDAQ-100 Index	19.80%	8.95%	10.76%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra QQQ®	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	124%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.6%
Microsoft Corp.	5.3%
Google, Inc., Class A	4.2%
Oracle Corp.	2.9%
Cisco Systems, Inc.	2.3%

NASDAQ-100 Index – Composition

% of Index
Technology	44.0%
Communications	29.9%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	6.7%
Industrials	1.0%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXIX

  Ultra Dow30SM  DDM

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 52.69%1. For the same period, the Index had a total return of 25.26%2 and a volatility of 11.48%. For the period, the Fund had an average daily volume of 381,182 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Dow30SM from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra Dow30SM	52.69%	5.67%	7.37%
Dow Jones Industrial Average Index	25.26%	6.63%	7.63%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Dow30SM	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	129%
Futures Contracts	16%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.9%
Chevron Corp.	3.5%
3M Co.	3.1%
Boeing Co. (The)	2.8%
McDonald's Corp.	2.7%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.0%
Consumer, Non-cyclical	17.1%
Technology	14.8%
Consumer, Cyclical	12.7%
Financials	11.6%
Energy	10.8%
Communications	8.7%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXX :: ProShares Trust :: Management Discussion of Fund Performance

  MVV  Ultra MidCap400

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 62.17%1. For the same period, the Index had a total return of 29.95%2 and a volatility of 14.62%. For the period, the Fund had an average daily volume of 262,020 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MidCap400 from June 19, 2006 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra MidCap400	62.17%	4.40%	7.00%
S&P MidCap 400 Index	29.95%	7.73%	8.83%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MidCap400	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	30%
Swap Agreements	153%
Futures Contracts	17%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.4%
AMETEK, Inc.	0.2%
HollyFrontier Corp.	0.2%
Equinix, Inc.	0.2%
Green Mountain Coffee Roasters, Inc.	0.2%

S&P MidCap 400 Index – Composition

% of Index
Financials	22.2%
Industrials	18.9%
Consumer, Non-cyclical	18.2%
Consumer, Cyclical	13.1%
Technology	8.7%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.4%
Communications	4.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXI

  Ultra Russell2000  UWM

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 65.98%1. For the same period, the Index had a total return of 31.07%2 and volatility of 16.13%. For the period, the Fund had an average daily volume of 1,074,010 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 from January 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra Russell2000	65.98%	1.96%	-1.63%
Russell 2000 Index	31.07%	7.14%	5.06%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000	1.25%	0.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Swap Agreements	174%
Futures Contracts	13%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pharmacyclics, Inc.	0.1%
Ocwen Financial Corp.	0.1%
Starwood Property Trust, Inc.	0.1%
3D Systems Corp.	0.1%
Alaska Air Group, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financials	22.5%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	15.1%
Industrials	14.3%
Technology	9.2%
Communications	6.2%
Energy	5.6%
Basic Materials	3.6%
Utilities	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXII :: ProShares Trust :: Management Discussion of Fund Performance

  SAA  Ultra SmallCap600

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 64.73%1. For the same period, the Index had a total return of 30.60%2 and a volatility of 15.69%. For the period, the Fund had an average daily volume of 4,148 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra SmallCap600 from January 23, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra SmallCap600	64.73%	4.84%	1.65%
S&P SmallCap 600 Index	30.60%	8.25%	6.47%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra SmallCap600	1.28%	0.96%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	148%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cubist Pharmaceuticals, Inc.	0.3%
Gulfport Energy Corp.	0.3%
Tanger Factory Outlet Centers	0.3%
Salix Pharmaceuticals Ltd.	0.3%
Hain Celestial Group, Inc. (The)	0.3%

S&P SmallCap 600 Index – Composition

% of Index
Financials	20.7%
Industrials	18.4%
Consumer, Cyclical	17.4%
Consumer, Non-cyclical	17.0%
Technology	8.9%
Communications	4.8%
Basic Materials	4.5%
Energy	4.4%
Utilities	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXIII

  UltraPro S&P500®  UPRO

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 92.52%1. For the same period, the Index had a total return of 27.28%2 and a volatility of 12.61%. For the period, the Fund had an average daily volume of 3,665,232 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro S&P500® from June 23, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/23/09)
ProShares UltraPro S&P500®	92.52%	50.21%
S&P 500 Index	27.28%	18.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro S&P500®	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	213%
Futures Contracts	20%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.9%
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.2%
General Electric Co.	1.1%
Chevron Corp.	1.1%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	17.1%
Technology	12.9%
Communications	11.1%
Energy	10.7%
Industrials	10.3%
Consumer, Cyclical	9.4%
Basic Materials	3.2%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  TQQQ  UltraPro QQQ®

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 58.15%1. For the same period, the Index had a total return of 19.80%2 and a volatility of 15.00%. For the period, the Fund had an average daily volume of 1,965,707 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro QQQ® from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro QQQ®	58.15%	47.35%
NASDAQ-100 Index	19.80%	18.67%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro QQQ®	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	238%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	4.4%
Google, Inc., Class A	3.5%
Oracle Corp.	2.4%
Cisco Systems, Inc.	1.9%

NASDAQ-100 Index – Composition

% of Index
Technology	44.0%
Communications	29.9%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	6.7%
Industrials	1.0%
Basic Materials	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXV

  UltraPro Dow30SM  UDOW

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 85.66%1. For the same period, the Index had a total return of 25.26%2 and volatility of 11.48%. For the period, the Fund had an average daily volume of 191,415 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Dow30SM from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Dow30SM	85.66%	42.65%
Dow Jones Industrial Average Index	25.26%	16.22%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Dow30SM	1.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	240%
Futures Contracts	—
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	6.3%
Chevron Corp.	3.7%
3M Co.	3.4%
Boeing Co. (The)	3.0%
McDonald's Corp.	2.9%

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.0%
Consumer, Non-cyclical	17.1%
Technology	14.8%
Consumer, Cyclical	12.7%
Financials	11.6%
Energy	10.8%
Communications	8.7%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  UMDD  UltraPro MidCap400

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 101.00%1. For the same period, the Index had a total return of 29.95%2 and a volatility of 14.62%. For the period, the Fund had an average daily volume of 67,280 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro MidCap400 from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro MidCap400	101.00%	43.11%
S&P MidCap 400 Index	29.95%	18.91%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro MidCap400	1.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	223%
Futures Contracts	16%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.8%
AMETEK, Inc.	0.5%
HollyFrontier Corp.	0.5%
Equinix, Inc.	0.4%
Green Mountain Coffee Roasters, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Financials	22.2%
Industrials	18.9%
Consumer, Non-cyclical	18.2%
Consumer, Cyclical	13.1%
Technology	8.7%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.4%
Communications	4.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXVII

  UltraPro Russell2000  URTY

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 107.19%1. For the same period, the Index had a total return of 31.07%2 and a volatility of 16.13%. For the period, the Fund had an average daily volume of 590,012 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Russell2000 from February 9, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/09/10)
ProShares UltraPro Russell2000	107.19%	35.56%
Russell 2000 Index	31.07%	18.01%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Russell2000	1.42%	0.98%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Swap Agreements	239%
Futures Contracts	14%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pharmacyclics, Inc.	0.2%
Ocwen Financial Corp.	0.2%
Starwood Property Trust, Inc.	0.2%
3D Systems Corp.	0.2%
Alaska Air Group, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financials	22.5%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	15.1%
Industrials	14.3%
Technology	9.2%
Communications	6.2%
Energy	5.6%
Utilities	3.6%
Basic Materials	3.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  UVG  Ultra Russell1000 Value

ProShares Ultra Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 70.49%1. For the same period, the Index had a total return of 32.71%2 and a volatility of 12.85%. For the period, the Fund had an average daily volume of 2,571 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell1000 Value from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell1000 Value	70.49%	-0.40%	-4.61%
Russell 1000 Value Index	32.71%	4.73%	2.45%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell1000 Value	3.10%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	143%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.8%
General Electric Co.	1.6%
Chevron Corp.	1.6%
JPMorgan Chase & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%

Russell 1000 Value Index – Composition

% of Index
Financials	28.6%
Consumer, Non-cyclical	17.5%
Energy	15.4%
Industrials	9.4%
Communications	9.3%
Consumer, Cyclical	6.7%
Utilities	6.1%
Technology	3.9%
Basic Materials	3.0%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXIX

  Ultra Russell1000 Growth  UKF

ProShares Ultra Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 45.48%1. For the same period, the Index had a total return of 22.55%2 and a volatility of 12.72%. For the period, the Fund had an average daily volume of 777 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell1000 Growth from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell1000 Growth	45.48%	4.61%	3.42%
Russell 1000 Growth Index	22.55%	6.27%	5.79%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell1000 Growth	1.86%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	141%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.1%
Microsoft Corp.	1.9%
International Business Machines Corp.	1.7%
Google, Inc., Class A	1.7%
Coca-Cola Co. (The)	1.1%

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.0%
Technology	21.2%
Consumer, Cyclical	13.9%
Communications	13.0%
Industrials	12.5%
Financials	5.6%
Energy	4.1%
Basic Materials	3.6%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XC :: ProShares Trust :: Management Discussion of Fund Performance

  UVU  Ultra Russell MidCap Value

ProShares Ultra Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 72.87%1. For the same period, the Index had a total return of 33.91%2 and a volatility of 13.61%. For the period, the Fund had an average daily volume of 1,407 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell MidCap Value from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell MidCap Value	72.87%	3.15%	-1.85%
Russell Midcap Value Index	33.91%	7.11%	4.33%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell MidCap Value	3.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	142%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Marathon Petroleum Corp.	0.6%
Eaton Corp. plc	0.5%
Valero Energy Corp.	0.5%
Sprint Nextel Corp.	0.5%
Ventas, Inc.	0.4%

Russell Midcap Value Index – Composition

% of Index
Financials	30.4%
Consumer, Non-cyclical	13.4%
Industrials	11.7%
Utilities	9.8%
Consumer, Cyclical	9.1%
Energy	8.5%
Technology	7.5%
Communications	5.1%
Basic Materials	4.2%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCI

  Ultra Russell MidCap Growth   UKW

ProShares Ultra Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 54.41%1. For the same period, the Index had a total return of 26.76%2 and a volatility of 14.11%. For the period, the Fund had an average daily volume of 1,249 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell MidCap Growth from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell MidCap Growth	54.41%	1.98%	1.09%
Russell Midcap Growth Index	26.76%	6.24%	5.72%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell MidCap Growth	2.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	145%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
PPG Industries, Inc.	0.5%
Crown Castle International Corp.	0.5%
T. Rowe Price Group, Inc.	0.5%
Liberty Global, Inc., Class A	0.5%
Whole Foods Market, Inc.	0.5%

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Consumer, Cyclical	22.2%
Industrials	13.6%
Technology	11.0%
Communications	10.1%
Financials	6.5%
Energy	5.8%
Basic Materials	5.2%
Utilities	0.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCII :: ProShares Trust :: Management Discussion of Fund Performance

  UVT  Ultra Russell2000 Value

ProShares Ultra Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Value Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 65.66%1. For the same period, the Index had a total return of 31.31%2 and a volatility of 15.98%. For the period, the Fund had an average daily volume of 5,991 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 Value from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell2000 Value	65.66%	-0.14%	-6.73%
Russell 2000 Value Index	31.31%	6.51%	2.69%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000 Value	2.75%	1.01%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ocwen Financial Corp.	0.4%
Starwood Property Trust, Inc.	0.4%
Two Harbors Investment Corp.	0.4%
First Solar, Inc.	0.3%
FirstMerit Corp.	0.3%

Russell 2000 Value Index – Composition

% of Index
Financials	36.6%
Industrials	13.3%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.6%
Technology	6.8%
Utilities	6.1%
Energy	5.6%
Communications	5.1%
Basic Materials	3.8%
Diversified	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCIII

  Ultra Russell2000 Growth   UKK

ProShares Ultra Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Growth Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 64.55%1. For the same period, the Index had a total return of 30.86%2 and a volatility of 16.53%. For the period, the Fund had an average daily volume of 7,032 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 Growth from February 20, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (2/20/07)
ProShares Ultra Russell2000 Growth	64.55%	3.40%	-0.03%
Russell 2000 Growth Index	30.86%	7.68%	5.76%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000 Growth	1.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pharmacyclics, Inc.	0.5%
3D Systems Corp.	0.4%
Genesee & Wyoming, Inc., Class A	0.4%
Alkermes plc	0.4%
Alaska Air Group, Inc.	0.4%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.1%
Consumer, Cyclical	18.4%
Industrials	15.4%
Technology	11.8%
Financials	7.7%
Communications	7.3%
Energy	5.6%
Basic Materials	3.4%
Utilities	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCIV :: ProShares Trust :: Management Discussion of Fund Performance

  UYM  Ultra Basic Materials

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 31.63%1. For the same period, the Index had a total return of 17.75%2 and a volatility of 18.59%. For the period, the Fund had an average daily volume of 239,505 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Basic Materials from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Basic Materials	31.63%	-17.27%	-6.24%
Dow Jones U.S. Basic Materials Index	17.75%	-1.20%	4.84%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Basic Materials	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.1%
Dow Chemical Co. (The)	5.7%
Praxair, Inc.	4.6%
Freeport-McMoRan Copper & Gold, Inc.	4.4%
LyondellBasell Industries N.V., Class A	3.5%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	69.2%
Industrial Metals	16.4%
Mining	9.4%
Forestry and Paper	5.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCV

  Ultra Nasdaq Biotechnology  BIB

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 104.80%1. For the same period, the Index had a total return of 46.55%2 and a volatility of 18.90%. For the period, the Fund had an average daily volume of 24,079 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Biotechnology from April 7, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/07/10)
ProShares Ultra Nasdaq Biotechnology	104.80%	45.44%
NASDAQ Biotechnology Index	46.55%	24.32%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Nasdaq Biotechnology	1.66%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	7.6%
Gilead Sciences, Inc.	6.4%
Amgen, Inc.	5.3%
Celgene Corp.	5.0%
Biogen Idec, Inc.	4.8%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	67.3%
Pharmaceuticals	30.5%
Healthcare-Products	2.1%
Commercial Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVI :: ProShares Trust :: Management Discussion of Fund Performance

  UGE  Ultra Consumer Goods

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 53.43%1. For the same period, the Index had a total return of 25.55%2 and a volatility of 11.52%. For the period, the Fund had an average daily volume of 1,944 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Goods from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Goods	53.43%	15.77%	11.64%
Dow Jones U.S. Consumer Goods Index	25.55%	10.49%	8.75%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Goods	1.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	8.4%
Coca-Cola Co. (The)	6.1%
Philip Morris International, Inc.	6.0%
PepsiCo, Inc.	5.0%
Altria Group, Inc.	2.9%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20.4%
Beverages	18.7%
Household Goods	18.4%
Personal Goods	14.1%
Tobacco	14.0%
Automobiles and Parts	11.5%
Leisure Goods	2.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCVII

  Ultra Consumer Services  UCC

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 70.57%1. For the same period, the Index had a total return of 32.54%2 and a volatility of 12.44%. For the period, the Fund had an average daily volume of 3,588 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra Consumer Services from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Services	70.57%	17.58%	7.68%
Dow Jones U.S. Consumer Services Index	32.54%	12.72%	8.00%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Services	2.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.6%
Home Depot, Inc. (The)	4.3%
Walt Disney Co. (The)	4.1%
Comcast Corp., Class A	3.9%
Amazon.com, Inc.	3.6%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	39.0%
Media	28.0%
Travel and Leisure	20.0%
Food and Drug Retailers	13.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVIII :: ProShares Trust :: Management Discussion of Fund Performance

  UYG  Ultra Financials

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 89.38%1. For the same period, the Index had a total return of 40.21%2 and a volatility of 14.90%. For the period, the Fund had an average daily volume of 589,471 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, and property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Financials from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Financials	89.38%	-19.58%	-26.21%
Dow Jones U.S. Financials Index	40.21%	-0.31%	-5.26%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Financials	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	4.6%
Berkshire Hathaway, Inc., Class B	4.6%
Wells Fargo & Co.	4.4%
Citigroup, Inc.	3.5%
Bank of America Corp.	3.3%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.7%
General Financial	24.6%
Nonlife Insurance	18.9%
Real Estate Investment Trusts	17.9%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCIX

  Ultra Health Care  RXL

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 82.39%1. For the same period, the Index had a total return of 37.13%2 and a volatility of 12.18%. For the period, the Fund had an average daily volume of 15,188 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Health Care from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Health Care	82.39%	17.20%	10.65%
Dow Jones U.S. Health Care Index	37.13%	11.58%	8.57%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Health Care	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.6%
Pfizer, Inc.	7.1%
Merck & Co., Inc.	5.1%
Gilead Sciences, Inc.	3.0%
Bristol-Myers Squibb Co.	2.7%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	67.5%
Health Care Equipment and Services	32.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

C :: ProShares Trust :: Management Discussion of Fund Performance

  UXI  Ultra Industrials

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 65.01%1. For the same period, the Index had a total return of 31.04%2 and a volatility of 14.81%. For the period, the Fund had an average daily volume of 4,115 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Industrials from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Industrials	65.01%	0.29%	2.07%
Dow Jones U.S. Industrials Index	31.04%	5.43%	6.25%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Industrials	1.39%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.9%
United Technologies Corp.	2.6%
Union Pacific Corp.	2.4%
3M Co.	2.3%
Boeing Co. (The)	2.2%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.6%
Support Services	17.4%
Industrial Engineering	16.2%
Aerospace and Defense	15.7%
Industrial Transportation	13.0%
Electronic & Electrical Equipment	10.4%
Construction and Materials	5.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CI

  Ultra Oil & Gas  DIG

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 55.12%1. For the same period, the Index had a total return of 27.56%2 and a volatility of 17.67%. For the period, the Fund had an average daily volume of 255,666 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Oil & Gas from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Oil & Gas	55.12%	-12.82%	-0.93%
Dow Jones U.S. Oil & Gas Index	27.56%	0.51%	6.81%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Oil & Gas	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	15.7%
Chevron Corp.	9.2%
Schlumberger Ltd.	3.8%
ConocoPhillips	2.9%
Occidental Petroleum Corp.	2.9%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.9%
Oil Equipment, Services and Distribution	23.9%
Alternative Energy	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CII :: ProShares Trust :: Management Discussion of Fund Performance

  URE  Ultra Real Estate

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 33.08%1. For the same period, the Index had a total return of 17.12%2 and a volatility of 11.89%. For the period, the Fund had an average daily volume of 114,132 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Real Estate from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Real Estate	33.08%	-13.86%	-19.30%
Dow Jones U.S. Real Estate Index	17.12%	4.75%	0.37%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Real Estate	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.7%
American Tower Corp.	3.9%
Public Storage	2.8%
HCP, Inc.	2.7%
Ventas, Inc.	2.7%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CIII

  Ultra KBW Regional Banking  KRU

ProShares Ultra KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 38.12%1. For the same period, the Index had a total return of 20.65%2 and a volatility of 17.46%. For the period, the Fund had an average daily volume of 1,577 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra KBW Regional Banking from April 20, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/20/10)
ProShares Ultra KBW Regional Banking	38.12%	-0.19%
KBW Regional Banking Index	20.65%	5.16%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra KBW Regional Banking	4.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Susquehanna Bancshares, Inc.	2.6%
PacWest Bancorp	2.2%
FirstMerit Corp.	2.1%
Texas Capital Bancshares, Inc.	2.1%
SVB Financial Group	2.1%

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CIV :: ProShares Trust :: Management Discussion of Fund Performance

  USD  Ultra Semiconductors

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 27.07%1. For the same period, the Index had a total return of 16.15%2 and a volatility of 20.57%. For the period, the Fund had an average daily volume of 22,786 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Semiconductors from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Semiconductors	27.07%	-6.29%	-6.35%
Dow Jones U.S. Semiconductors Index	16.15%	2.94%	2.93%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Semiconductors	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.5%
Texas Instruments, Inc.	7.4%
Broadcom Corp., Class A	3.5%
Applied Materials, Inc.	3.4%
SanDisk Corp.	2.7%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CV

  Ultra Technology  ROM

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 19.20%1. For the same period, the Index had a total return of 11.53%2 and a volatility of 16.44%. For the period, the Fund had an average daily volume of 22,126 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Technology from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Technology	19.20%	3.12%	3.23%
Dow Jones U.S. Technology Index	11.53%	6.13%	6.34%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Technology	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.9%
Microsoft Corp.	7.4%
Google, Inc., Class A	6.5%
International Business Machines Corp.	6.1%
Cisco Systems, Inc.	3.6%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	52.5%
Software and Computer Services	47.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVI :: ProShares Trust :: Management Discussion of Fund Performance

  LTL  Ultra Telecommunications

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 56.40%1. For the same period, the Index had a total return of 27.47%2 and a volatility of 14.24%. For the period, the Fund had an average daily volume of 962 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Telecommunications from March 25, 2008 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (3/25/08)
ProShares Ultra Telecommunications	56.40%	-3.31%	1.41%
Dow Jones U.S. Select Telecommunications Index	27.47%	3.15%	5.60%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Telecommunications	4.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	6.5%
Verizon Communications, Inc.	6.2%
Sprint Nextel Corp.	5.3%
CenturyLink, Inc.	4.4%
Crown Castle International Corp.	4.4%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	86.4%
Mobile Telecommunications	13.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CVII

  Ultra Utilities  UPW

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 21.38%1. For the same period, the Index had a total return of 11.85%2 and a volatility of 10.60%. For the period, the Fund had an average daily volume of 5,611 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Utilities from January 30, 2007 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Utilities	21.38%	-1.39%	1.99%
Dow Jones U.S. Utilities Index	11.85%	2.70%	4.70%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Utilities	1.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.7%
Southern Co. (The)	4.6%
Dominion Resources, Inc.	3.9%
NextEra Energy, Inc.	3.9%
Exelon Corp.	3.2%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	67.2%
Gas, Water & Multi Utilities	32.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVIII :: ProShares Trust :: Management Discussion of Fund Performance

  FINU  UltraPro Financials

ProShares UltraPro Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on July 10, 2012 to May 31, 2013, the Fund had a total return of 133.94%1. For the same period, the Index had a total return of 35.94%2 and a volatility of 13.60%. For the period, the Fund had an average daily volume of 3,236 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

During the period, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Financials from July 10, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/13

Fund	Since Inception (7/10/12)
ProShares UltraPro Financials	133.94%
Dow Jones U.S. Financials Index	35.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Financials	2.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	218%
Futures Contracts	—
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	5.4%
Berkshire Hathaway, Inc., Class B	5.4%
Wells Fargo & Co.	5.2%
Citigroup, Inc.	4.1%
Bank of America Corp.	3.8%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	32.7%
General Financials	24.6%
Nonlife Insurance	18.9%
Real Estate Investment Trusts	17.9%
Life Insurance	5.0%
Real Estate Investment & Services	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CIX

  Ultra MSCI EAFE  EFO

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 62.86%1. For the same period, the Index had a total return of 32.21%2 and a volatility of 13.66%. For the period, the Fund had an average daily volume of 2,674 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from June 2, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI EAFE	62.86%	9.88%
MSCI EAFE Index	32.21%	9.42%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI EAFE	2.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	22.1%
Japan	21.4%
Other	11.7%
France	9.6%
Switzerland	9.0%
Germany	8.7%
Australia	8.3%
Sweden	3.2%
Hong Kong	3.1%
Spain	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	24.6%
Consumer, Non-cyclical	23.0%
Consumer, Cyclical	12.3%
Industrials	11.5%
Basic Materials	7.8%
Communications	7.0%
Energy	7.0%
Utilities	3.8%
Technology	2.3%
Diversified	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.
CX :: ProShares Trust :: Management Discussion of Fund Performance

  EET  Ultra MSCI Emerging Markets

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 19.06%1. For the same period, the Index had a total return of 14.50%2 and a volatility of 12.36%. For the period, the Fund had an average daily volume of 12,851 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from June 2, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI Emerging Markets	19.06%	5.08%
MSCI Emerging Markets Index	14.50%	8.97%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Emerging Markets	1.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.5%
Other	17.3%
Korea	14.9%
Brazil	12.2%
Taiwan	11.5%
South Africa	6.8%
India	6.8%
Mexico	5.2%
Malaysia	3.8%
Indonesia	3.0%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	27.3%
Energy	10.8%
Technology	10.7%
Communications	10.7%
Consumer, Non-cyclical	10.2%
Basic Materials	8.8%
Consumer, Cyclical	8.6%
Industrials	7.1%
Utilities	3.3%
Diversified	2.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXI

  Ultra Europe  UPV

ProShares Ultra Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 75.17%1. For the same period, the Index had a total return of 36.08%2 and a volatility of 17.69%. For the period, the Fund had an average daily volume of 9,233 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe. The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Europe from April 27, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra Europe	75.17%	7.31%
FTSE Developed Europe Index**	36.08%	7.52%
MSCI Europe Index**	35.62%	7.65%

Expense Ratios***

Fund	Gross	Net
ProShares Ultra Europe	4.11%	0.95%

**On April 23, 2013, the Fund's underlying index changed from the MSCI Europe Index to the FTSE Developed Europe Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Reflects the expense ratio as reported in the Prospectus dated April 23, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe
Index – Country

% of Index
United Kingdom	34.0%
France	14.9%
Switzerland	13.9%
Germany	13.5%
Other	5.4%
Sweden	4.9%
Spain	4.4%
Netherlands	3.9%
Italy	3.3%
Belgium	1.8%

FTSE Developed Europe
Index – Composition

% of Index
Consumer, Non-cyclical	29.0%
Financials	20.8%
Industrials	10.0%
Energy	9.7%
Consumer, Cyclical	8.1%
Communications	7.9%
Basic Materials	7.9%
Utilities	4.0%
Technology	2.3%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXII :: ProShares Trust :: Management Discussion of Fund Performance

  UXJ  Ultra MSCI Pacific ex-Japan

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 48.80%1. For the same period, the Index had a total return of 26.95%2 and a volatility of 12.91%. For the period, the Fund had an average daily volume of 1,938 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Pacific ex-Japan from April 27, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Pacific ex-Japan	48.80%	6.18%
MSCI Pacific ex-Japan Index	26.95%	7.31%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Pacific ex-Japan	4.71%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	62.8%
Hong Kong	23.4%
Singapore	12.9%
New Zealand	0.9%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	51.0%
Basic Materials	10.8%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	8.5%
Industrials	5.5%
Utilities	4.4%
Diversified	4.1%
Communications	3.8%
Energy	2.9%
Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXIII

  Ultra MSCI Brazil Capped  UBR

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –4.16%1. For the same period, the MSCI Brazil Index had a total return of 3.08% and a volatility of 16.30%. For the period from November 21, 2012 (inception of the Index) to May 31, 2013, the MSCI Brazil 25/50 Index had a total return of –0.26%2 and a volatility of 21.74%. For the period, the Fund had an average daily volume of 5,121 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization in the region.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Brazil Capped from April 27, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Brazil Capped	-4.16%	-21.35%
MSCI Brazil 25/50 Index**	NA	-0.26	%***
MSCI Brazil Index**	3.08%	-6.23%

Expense Ratios****

Fund	Gross	Net
ProShares Ultra MSCI Brazil Capped	1.72%	0.95%

**On February 11, 2013, the Fund's underlying index changed from the MSCI Brazil Index to the MSCI Brazil 25/50 Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Cumulative Total Return from 11/21/2012 to 5/31/2013.

****Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	27.6%
Consumer, Non-cyclical	23.1%
Basic Materials	15.6%
Energy	13.1%
Utilities	7.3%
Consumer, Cyclical	4.3%
Communications	3.4%
Industrials	3.2%
Diversified	1.8%
Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXIV :: ProShares Trust :: Management Discussion of Fund Performance

  XPP  Ultra FTSE China 25

ProShares Ultra FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 25 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 19.16%1. For the same period, the Index had a total return of 13.28%2 and a volatility of 19.98%. For the period, the Fund had an average daily volume of 30,290 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE China 25 from June 2, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra FTSE China 25	19.16%	-4.94%
FTSE China 25 Index	13.28%	1.72%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE China 25	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	57.2%
Communications	21.9%
Energy	16.1%
Consumer, Cyclical	3.2%
Industrials	1.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXV

  Ultra MSCI Japan  EZJ

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 48.83%1. For the same period, the Index had a total return of 26.52%2 and a volatility of 18.76%. For the period, the Fund had an average daily volume of 11,806 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Japan from June 2, 2009 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (6/02/09)
ProShares Ultra MSCI Japan	48.83%	5.16%
MSCI Japan Index	26.52%	6.46%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Japan	1.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	27.7%
Industrials	20.3%
Financials	19.7%
Consumer, Non-cyclical	12.8%
Communications	6.1%
Basic Materials	5.7%
Technology	3.5%
Utilities	3.0%
Energy	1.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVI :: ProShares Trust :: Management Discussion of Fund Performance

  UMX  Ultra MSCI Mexico Capped IMI

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 55.30%1. For the same period, the MSCI Mexico Investable Market Index had a total return of 24.87% and a volatility of 15.41%. For the period from November 21, 2012 (inception of the Index) to May 31, 2013, the MSCI Mexico IMI 25/50 Index had a total return of 1.49%2 and a volatility of 16.50%. For the period, the Fund had an average daily volume of 2,188 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Mexico Capped IMI from April 27, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/27/10)
ProShares Ultra MSCI Mexico Capped IMI	55.30%	14.38%
MSCI Mexico IMI 25/50 Index**	NA	1.49	%***
MSCI Mexico Investable Market Index**	24.87%	8.83%

Expense Ratios****

Fund	Gross	Net
ProShares Ultra MSCI Mexico Capped IMI	7.68%	0.95%

**On February 11, 2013, the Fund's underlying index changed from the MSCI Mexico Investable Market Index to the MSCI Mexico IMI 25/50 Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Cumulative Total Return from 11/21/2012 to 5/31/2013.

****Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50
Index – Composition

% of Index
Consumer, Non-cyclical	23.8%
Communications	23.0%
Basic Materials	13.9%
Financials	12.4%
Industrials	10.4%
Consumer, Cyclical	10.0%
Diversified	6.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXVII

  Ultra 7-10 Year Treasury  UST

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –3.72%1. For the same period, the Index had a total return of –1.32%2 and a volatility of 4.91%. For the period, the Fund had an average daily volume of 442,021 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 7-10 Year Treasury from January 19, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (1/19/10)
ProShares Ultra 7-10 Year Treasury	-3.72%	14.27%
Barclays U.S. 7-10 Year Treasury Bond Index	-1.32%	7.52%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 7-10 Year Treasury	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	72%
Swap Agreements	127%
Futures Contracts	1%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  UBT  Ultra 20+ Year Treasury

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –16.97%1. For the same period, the Index had a total return of –7.65%2 and a volatility of 12.90%. For the period, the Fund had an average daily volume of 21,075 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 20+ Year Treasury from January 19, 2010 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (1/19/10)
ProShares Ultra 20+ Year Treasury	-16.97%	19.25%
Barclays U.S. 20+ Year Treasury Bond Index	-7.65%	10.95%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 20+ Year Treasury	1.55%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	79%
Swap Agreements	118%
Futures Contracts	4%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXIX

  Ultra High Yield  UJB

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 25.83%1. For the same period, the Index had a total return of 13.68%2 and a volatility of 2.67%. For the period, the Fund had an average daily volume of 3,552 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade (below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $1 billion par outstanding, have at least $400 million of outstanding face value, and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra High Yield from April 13, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/13/11)
ProShares Ultra High Yield	25.83%	13.02%
Markit iBoxx $ Liquid High Yield Index	13.68%	8.57%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra High Yield	3.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated May 23, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Equity Securities	7%
Swap Agreements	193%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXX :: ProShares Trust :: Management Discussion of Fund Performance

  IGU  Ultra Investment Grade Corporate

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 7.43%1. For the same period, the Index had a total return of 5.29%2 and a volatility of 3.44%. For the period, the Fund had an average daily volume of 6,412 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are from issuers with at least $3 billion par outstanding, have at least $750 million of outstanding face value, and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2013, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Investment Grade Corporate from April 13, 2011 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (4/13/11)
ProShares Ultra Investment Grade Corporate	7.43%	14.71%
Markit iBoxx $ Liquid Investment Grade Index	5.29%	8.44%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Investment Grade Corporate	3.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated May 23, 2013. Contractual fee waivers are in effect through September 30, 2014.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Equity Securities	4%
Swap Agreements	196%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXXI

  30 Year TIPS/TSY Spread  RINF

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). For the year ended May 31, 2013, the Fund had a total return of –0.16%1. For the same period, the Index had a total return of 0.98%2 and a volatility of 11.10%. For the period, the Fund had an average daily volume of 952 and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares 30 Year TIPS/TSY Spread from January 10, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (1/10/12)
ProShares 30 Year TIPS/TSY Spread	-0.16%	-2.79%
Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	0.98%	-1.64%

Expense Ratios**

Fund	Gross	Net
ProShares 30 Year TIPS/TSY Spread	3.38%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	82%
Swap Agreements (Long)	18%
Swap Agreements (Short)	(142%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(141.8%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXII :: ProShares Trust :: Management Discussion of Fund Performance

  FINF  Short 30 Year TIPS/TSY Spread

ProShares Short 30 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –3.32%1. For the same period, the Index had a total return of 0.98%2 and a volatility of 11.10%. For the period, the Fund had an average daily volume of 2,753 and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the inverse of the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 30 Year TIPS/TSY Spread from January 10, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (1/10/12)
ProShares Short 30 Year TIPS/TSY Spread	-3.32%	-0.61%
Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	0.98%	-1.64%

Expense Ratios**

Fund	Gross	Net
ProShares Short 30 Year TIPS/TSY Spread	3.45%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	82%
Swap Agreements (Long)	59%
Swap Agreements (Short)	(100%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(141.8%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXXIII

  UltraPro 10 Year TIPS/TSY Spread  UINF

ProShares UltraPro 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of –4.84%1. For the same period, the Index had a total return of –0.81%2 and a volatility of 4.16%. For the period, the Fund had an average daily volume of 2,254 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as three times the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro 10 Year TIPS/TSY Spread from February 7, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/07/12)
ProShares UltraPro 10 Year TIPS/TSY Spread	-4.84%	-6.20%
Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	-0.81%	-1.19%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro 10 Year TIPS/TSY Spread	3.86%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	74%
Swap Agreements (Long)	226%
Swap Agreements (Short)	(331%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Note	(110.1%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SINF  UltraPro Short 10 Year TIPS/TSY Spread

ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2013, the Fund had a total return of 0.50%1. For the same period, the Index had a total return of –0.81%2 and a volatility of 4.16%. For the period, the Fund had an average daily volume of 4,117 and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

During the year ended May 31, 2013, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 10 Year TIPS/TSY Spread from February 7, 2012 to May 31, 2013, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/13

Fund	One Year	Since Inception (2/07/12)
ProShares UltraPro Short 10 Year TIPS/TSY Spread	0.50%	1.98%
Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	-0.81%	-1.19%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 10 Year TIPS/TSY Spread	3.89%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2012. Contractual fee waivers are in effect through September 30, 2013.

Allocation of Portfolio Holdings & Index Composition as of 5/31/13

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	46%
Swap Agreements (Long)	285%
Swap Agreements (Short)	(300%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation Breakeven Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Note	(110.1%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXXV

Expense Examples

CXXVI :: ProShares Trust :: Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2013.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2013.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
USD Covered Bond	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,000.10	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.19	$1.77	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$994.60	$2.24	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%
High Yield-Interest Rate Hedged (a)
Actual	$1,000.00	$990.90	$0.14	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
Global Listed Private Equity ETF (b)	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$1,020.50	$1.56	0.60%
Hypothetical	$1,000.00	$1,021.94	$3.02	0.60%
Hedge Replication ETF
Actual	$1,000.00	$1,027.30	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Large Cap Core Plus (c)
Actual	$1,000.00	$1,184.50	$3.27	0.60%
Hypothetical	$1,000.00	$1,021.94	$3.02	0.60%
Merger ETF (d)
Actual	$1,000.00	$962.20	$3.45	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
RAFI® Long/Short
Actual	$1,000.00	$1,106.40	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXVII

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short S&P500®	GEARED PROSHARES – SHORT
Actual	$1,000.00	$850.90	$4.15	0.90%
Hypothetical	$1,000.00	$1,020.44	$4.53	0.90%
Short QQQ®
Actual	$1,000.00	$880.20	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$843.20	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MidCap400
Actual	$1,000.00	$827.50	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000
Actual	$1,000.00	$813.50	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600
Actual	$1,000.00	$818.10	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell3000
Actual	$1,000.00	$712.30	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort S&P500®
Actual	$1,000.00	$723.40	$3.91	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
UltraShort QQQ®
Actual	$1,000.00	$771.50	$4.20	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$709.90	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MidCap400
Actual	$1,000.00	$680.60	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000
Actual	$1,000.00	$656.30	$3.92	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$664.30	$3.94	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$610.40	$3.77	0.94%
Hypothetical	$1,000.00	$1,020.24	$4.73	0.94%

CXXVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short QQQ®
Actual	$1,000.00	$671.00	$3.96	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$595.90	$3.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$556.40	$3.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$524.00	$3.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$684.20	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$752.30	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$667.80	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$695.70	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$668.90	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$644.80	$3.90	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Basic Materials
Actual	$1,000.00	$905.00	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Financials
Actual	$1,000.00	$791.80	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Oil & Gas
Actual	$1,000.00	$865.80	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Real Estate
Actual	$1,000.00	$893.60	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXIX

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short KBW Regional Banking
Actual	$1,000.00	$843.40	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$810.00	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$560.10	$3.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$729.30	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$692.80	$4.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Financials
Actual	$1,000.00	$622.70	$3.84	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Health Care
Actual	$1,000.00	$658.50	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials
Actual	$1,000.00	$682.00	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$741.80	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate
Actual	$1,000.00	$798.40	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$607.70	$3.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology
Actual	$1,000.00	$809.10	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$778.70	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities
Actual	$1,000.00	$805.40	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXX :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short Financials
Actual	$1,000.00	$486.70	$3.52	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI EAFE
Actual	$1,000.00	$894.70	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$992.70	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short FTSE China 25
Actual	$1,000.00	$997.10	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$797.40	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$982.40	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Europe
Actual	$1,000.00	$775.60	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$928.30	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$963.40	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$980.00	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$684.50	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$907.00	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$1,018.90	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$1,066.20	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXXI

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short High Yield
Actual	$1,000.00	$955.30	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$1,006.10	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$1,010.60	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,041.60	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$1,134.70	$4.90	0.92%
Hypothetical	$1,000.00	$1,020.34	$4.63	0.92%
UltraShort TIPS
Actual	$1,000.00	$1,091.70	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$1,198.80	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell3000	GEARED PROSHARES – ULTRA
Actual	$1,000.00	$1,349.40	$5.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,336.70	$5.18	0.89%
Hypothetical	$1,000.00	$1,020.49	$4.48	0.89%
Ultra QQQ®
Actual	$1,000.00	$1,237.70	$5.30	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,366.70	$5.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,395.50	$5.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,432.10	$5.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,422.50	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXXII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro S&P500®
Actual	$1,000.00	$1,530.60	$5.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,361.80	$5.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,590.10	$6.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,633.70	$6.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,691.90	$6.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,403.90	$5.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,279.70	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,429.90	$5.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,372.00	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,407.40	$5.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,454.10	$5.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,152.70	$5.10	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,642.70	$6.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,320.70	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXXIII

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Consumer Services
Actual	$1,000.00	$1,384.00	$5.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Financials
Actual	$1,000.00	$1,528.20	$5.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Health Care
Actual	$1,000.00	$1,454.10	$5.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Industrials
Actual	$1,000.00	$1,397.90	$5.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,267.70	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,205.10	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$1,322.00	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,524.80	$5.98	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology
Actual	$1,000.00	$1,170.00	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,220.90	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities
Actual	$1,000.00	$1,195.60	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Financials
Actual	$1,000.00	$1,860.50	$6.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,196.90	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$970.80	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXXIV :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Europe
Actual	$1,000.00	$1,201.20	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,021.10	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$970.70	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$936.00	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,350.80	$5.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$1,019.80	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$944.50	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$847.10	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra High Yield
Actual	$1,000.00	$1,054.30	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$955.60	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
30 Year TIPS/TSY Spread	INFLATION AND VOLATILITY PROSHARES
Actual	$1,000.00	$946.80	$3.64	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
Short 30 Year TIPS/TSY Spread
Actual	$1,000.00	$1,040.70	$3.82	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
UltraPro 10 Year TIPS/TSY Spread
Actual	$1,000.00	$915.40	$3.58	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
UltraPro Short 10 Year TIPS/TSY Spread
Actual	$1,000.00	$1,073.20	$3.88	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
Expense Examples (Unaudited) :: ProShares Trust :: CXXXV

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on May 21, 2013. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 10 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

(b)  The Fund commenced operations on February 26, 2013. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 94 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

(c)  Effective February 7, 2013, Large Cap Core Plus changed its Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement from 0.95% to 0.45%. Had this expense rate been in effect throughout the entire most recent fiscal half-year, the corresponding table above would have read as follows:

	Beginning Account Value	Ending Account Value 05/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Large Cap Core Plus
Actual	$1,000.00	$1,184.50	$2.45	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(d)  The Fund commenced operations on December 11, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 171 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

CXXXVI :: ProShares Trust :: Expense Examples (Unaudited)

Schedule of Portfolio Investments

May 31, 2013 :: Schedule of Portfolio Investments :: 1

GLOBAL FIXED INCOME PROSHARES

  USD Covered Bond  COBO

Principal Amount		Value
	Corporate Bonds (a) — 99.0%
	Capital Markets — 4.9%
	Credit Suisse AG/Guernsey
$320,000	1.63%, due 03/06/15	$325,636
	Commercial Banks — 78.1%
	Australia & New Zealand Banking Group Ltd.
250,000	2.40%, due 11/23/16	261,718
	Bank of Montreal
210,000	2.85%, due 06/09/15	219,628
	Bank of Nova Scotia
300,000	1.05%, due 03/20/15	302,977
251,000	1.65%, due 10/29/15	257,172
	Barclays Bank plc
325,000	2.25%, due 05/10/17	338,070
	Canadian Imperial Bank of Commerce
221,000	2.60%, due 07/02/15	230,335
347,000	2.75%, due 01/27/16	365,575
	Commonwealth Bank of Australia
331,000	2.25%, due 03/16/17	344,783
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17	198,874
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15	302,496
	ING Bank N.V.
250,000	2.63%, due 12/05/22	245,152
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17	283,003
	National Bank of Canada
282,000	2.20%, due 10/19/16	294,316
	Norddeutsche Landesbank Girozentrale
200,000	0.88%, due 10/16/15	200,605
	Royal Bank of Canada
154,000	3.13%, due 04/14/15	161,272
	Sparebank 1 Boligkreditt AS
254,000	2.30%, due 06/30/17	263,046
	Toronto-Dominion Bank (The)
320,000	1.63%, due 09/14/16	327,955
	UBS AG/London
339,000	2.25%, due 03/30/17	352,785
	Westpac Banking Corp.
210,000	1.38%, due 07/17/15	213,189
		5,162,951
	Diversified Financial Services — 8.6%
	BNP Paribas
260,000	2.20%, due 11/02/15	268,367
Principal Amount		Value
	Corporate Bonds (a) (continued)
	Caisse Centrale Desjardins du Quebec
$288,000	2.55%, due 03/24/16	$302,046
		570,413
	Thrifts & Mortgage Finance — 7.4%
	Stadshypotek AB
280,000	1.88%, due 10/02/19	276,736
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16	211,415
		488,151
	Total Corporate Bonds (Cost $6,494,981)	6,547,151
	U.S. Government & Agency Security — 0.2%
	Federal Home Loan Bank
13,528	0.00%, due 06/03/13	13,528
	Total U.S. Government & Agency Security (Cost $13,528)	13,528
	Repurchase Agreements (b) — 0.5%
32,855	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $32,855	32,855
	Total Repurchase Agreements (Cost $32,855)	32,855
	Total Investment Securities (Cost $6,541,364) — 99.7%	6,593,534
	Other assets less liabilities — 0.3%	17,036
	Net Assets — 100.0%	$6,610,570

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,602
Aggregate gross unrealized depreciation	(5,432)
Net unrealized appreciation	$52,170
Federal income tax cost of investments	$6,541,364

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: May 31, 2013

  COBO  USD Covered Bond

USD Covered Bond invested, as a percentage of net assets, in the following countries as of May 31, 2013:

Australia	16.7%
Canada	37.2%
France	7.1%
Germany	3.0%
Netherlands	3.7%
Norway	8.5%
Sweden	7.4%
Switzerland	10.3%
United Kingdom	5.1%
Other[1]	1.0%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 3

  German Sovereign/Sub-Sovereign ETF  GGOV

Principal Amount			Value
		Sovereign Governments & Agencies — 88.7%
		Germany — 88.7%
		Bundesrepublik Deutschland
EUR	132,000	4.00%, due 07/04/16	$191,075
	128,000	3.75%, due 01/04/19	194,331
	126,000	3.50%, due 07/04/19	190,395
	142,000	1.75%, due 07/04/22	190,129
	111,000	4.00%, due 01/04/37	187,547
		Free State of Bavaria
	52,000	3.50%, due 01/27/16	73,014
	50,000	4.13%, due 01/16/17	73,118
		Gemeinsame Deutsche Bundeslaender
	68,000	3.00%, due 05/17/16	94,605
	73,000	1.75%, due 06/13/22	95,365
		KFW
	143,000	2.00%, due 09/07/16	194,808
	132,000	3.13%, due 06/15/18	190,851
	129,000	3.88%, due 01/21/19	194,214
	143,000	1.88%, due 03/20/19	194,909
	130,000	3.38%, due 01/18/21	193,538
		Landwirtschaftliche Rentenbank
	53,000	1.88%, due 05/11/20	71,667
		State of Baden-Wurttemberg
	71,000	3.50%, due 01/14/15	96,940
	64,000	4.25%, due 01/04/18	95,847
		State of Berlin
	70,000	4.25%, due 09/15/14	95,407
	70,000	3.13%, due 09/14/15	96,399
		State of Brandenburg
	49,000	1.50%, due 02/12/20	64,327
	42,000	3.50%, due 06/15/21	62,411
		State of Hesse
	55,000	2.75%, due 05/30/16	76,151
	59,000	1.75%, due 01/20/23	76,453
		State of Lower Saxony
	70,000	3.63%, due 01/20/15	95,720
	69,000	3.50%, due 02/22/16	96,793
		State of North Rhine-Westphalia
	71,000	2.13%, due 10/13/16	96,669
	73,000	1.88%, due 09/15/22	95,510
		State of Rhineland-Palatinate
	49,000	2.88%, due 03/03/17	68,494
	53,000	1.25%, due 01/16/20	68,624
		State of Saxony-Anhalt
	45,000	4.50%, due 09/11/17	67,374
	45,000	3.75%, due 04/06/21	67,931
		Total Sovereign Governments & Agencies (Cost $3,620,887)	3,650,616
Principal Amount		Value
	Corporate Bonds — 9.1%
	Banks — 9.1%
	Landeskreditbank Baden-Wuerttemberg Foerderbank
$55,000	3.50%, due 07/04/16	$77,772
61,000	0.75%, due 12/12/17	78,934
	Landwirtschaftliche Rentenbank
49,000	2.88%, due 08/30/21	70,511
	NRW Bank
57,000	0.63%, due 01/25/16	74,155
57,000	0.63%, due 08/01/16	74,012
		375,384
	Total Corporate Bonds (Cost $374,962)	375,384
	U.S. Government & Agency Security — 0.2%
	Federal Home Loan Bank
7,064	0.00%, due 06/03/13	7,064
	Total U.S. Government & Agency Security (Cost $7,064)	7,064
	Repurchase Agreements (a) — 0.4%
17,155	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $17,155	17,155
	Total Repurchase Agreements (Cost $17,155)	17,155
	Total Investment Securities (Cost $4,020,068) — 98.4%	4,050,219
	Other assets less liabilities — 1.6%	65,147
	Net Assets — 100.0%	$4,115,366

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  European Currency Unit

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,531
Aggregate gross unrealized depreciation	(53,380)
Net unrealized appreciation	$30,151
Federal income tax cost of investments	$4,020,068

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: May 31, 2013

  HYHG  High Yield-Interest Rate Hedged

Principal Amount		Value
	Corporate Bonds — 95.3%
	Aerospace & Defense — 2.3%
	B/E Aerospace, Inc.
$160,000	5.25%, due 04/01/22	$167,200
	Bombardier, Inc.
150,000	6.13%, due 01/15/23 (a)	156,750
	TransDigm, Inc.
200,000	7.75%, due 12/15/18	218,250
		542,200
	Auto Components — 0.6%
	Goodyear Tire & Rubber Co. (The)
120,000	8.25%, due 08/15/20	133,650
	Automobiles — 1.0%
	Chrysler Group LLC/CG Co.-Issuer, Inc.
210,000	8.25%, due 06/15/21	237,300
	Biotechnology — 0.7%
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
150,000	7.75%, due 09/15/18	165,469
	Building Products — 0.5%
	Building Materials Corp. of America
120,000	6.75%, due 05/01/21 (a)	129,900
	Chemicals — 1.2%
	Momentive Performance Materials, Inc.
130,000	8.88%, due 10/15/20	140,075
	Rockwood Specialties Group, Inc.
150,000	4.63%, due 10/15/20	153,000
		293,075
	Commercial Banks — 1.9%
	CIT Group, Inc.
210,000	4.25%, due 08/15/17	216,300
210,000	5.50%, due 02/15/19 (a)	227,325
		443,625
	Commercial Services & Supplies — 1.3%
	Iron Mountain, Inc.
120,000	5.75%, due 08/15/24	121,500
	Laureate Education, Inc.
170,000	9.25%, due 09/01/19 (a)	190,400
		311,900
Principal Amount		Value
	Corporate Bonds (continued)
	Communications Equipment — 2.7%
	Avaya, Inc.
$120,000	7.00%, due 04/01/19 (a)	$111,900
170,000	10.50%, due 03/01/21 (a)	142,800
	CommScope, Inc.
180,000	8.25%, due 01/15/19 (a)	197,100
	Crown Castle International Corp.
200,000	5.25%, due 01/15/23	202,500
		654,300
	Consumer Finance — 3.3%
	Ally Financial, Inc.
190,000	8.30%, due 02/12/15	209,000
200,000	8.00%, due 11/01/31	258,000
	General Motors Financial Co., Inc.
192,000	2.75%, due 05/15/16	191,712
120,000	4.75%, due 08/15/17 (a)	126,600
		785,312
	Containers & Packaging — 1.2%
	Ball Corp.
173,000	4.00%, due 11/15/23	165,431
	Crown Americas LLC/Crown Americas Capital Corp. IV
120,000	4.50%, due 01/15/23 (a)	117,300
		282,731
	Distributors — 2.0%
	AmeriGas Finance LLC/AmeriGas Finance Corp.
120,000	7.00%, due 05/20/22	130,200
	HD Supply, Inc.
150,000	8.13%, due 04/15/19	166,500
160,000	7.50%, due 07/15/20 (a)	169,600
		466,300
	Diversified Telecommunication Services — 4.3%
	CenturyLink, Inc.
150,000	6.45%, due 06/15/21	160,875
170,000	5.80%, due 03/15/22	173,825
	Clearwire Communications LLC/Clearwire Finance, Inc.
220,000	12.00%, due 12/01/15 (a)	235,136
	Frontier Communications Corp.
130,000	8.50%, due 04/15/20	148,850
	Level 3 Financing, Inc.
150,000	8.13%, due 07/01/19	162,375
	Windstream Corp.
130,000	7.88%, due 11/01/17	149,500
		1,030,561

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 5

  High Yield-Interest Rate Hedged  HYHG

Principal Amount		Value
	Corporate Bonds (continued)
	Electric Utilities — 2.0%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
$230,000	10.00%, due 12/01/20	$261,913
180,000	11.75%, due 03/01/22 (a)	204,975
		466,888
	Food Products — 4.0%
	ARAMARK Corp.
120,000	5.75%, due 03/15/20 (a)	124,200
	Del Monte Corp.
160,000	7.63%, due 02/15/19	165,800
	Hawk Acquisition Sub, Inc.
380,000	4.25%, due 10/15/20 (a)	377,149
	Post Holdings, Inc.
130,000	7.38%, due 02/15/22	144,787
	Smithfield Foods, Inc.
120,000	6.63%, due 08/15/22	136,500
		948,436
	Gas Utilities — 2.8%
	Access Midstream Partners LP/ACMP Finance Corp.
170,000	4.88%, due 05/15/23	167,875
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
120,000	4.50%, due 07/15/23	116,700
	Sabine Pass Liquefaction LLC
250,000	5.63%, due 02/01/21 (a)	250,937
120,000	5.63%, due 04/15/23 (a)	120,000
		655,512
	Health Care Equipment & Supplies — 0.5%
	Hologic, Inc.
120,000	6.25%, due 08/01/20	128,250
	Health Care Providers & Services — 8.2%
	Biomet, Inc.
220,000	6.50%, due 08/01/20 (a)	231,550
	CHS/Community Health Systems, Inc.
190,000	5.13%, due 08/15/18	198,075
240,000	8.00%, due 11/15/19	264,000
	DaVita HealthCare Partners, Inc.
150,000	5.75%, due 08/15/22	159,750
	HCA, Inc.
250,000	6.50%, due 02/15/20	281,875
160,000	7.50%, due 02/15/22	186,400
	Kinetic Concepts, Inc./KCI USA Inc.
210,000	10.50%, due 11/01/18	227,325
Principal Amount		Value
	Corporate Bonds (continued)
	Tenet Healthcare Corp.
$130,000	6.25%, due 11/01/18	$143,975
120,000	4.38%, due 10/01/21 (a)	116,400
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
140,000	8.00%, due 02/01/18	148,575
		1,957,925
	Hotels, Restaurants & Leisure — 3.8%
	Ameristar Casinos, Inc.
130,000	7.50%, due 04/15/21	141,700
	Caesars Entertainment Operating Co., Inc.
220,000	11.25%, due 06/01/17	229,900
350,000	10.00%, due 12/15/18	217,000
	CityCenter Holdings LLC/CityCenter Finance Corp.
140,000	7.63%, due 01/15/16	148,750
	MGM Resorts International
150,000	6.63%, due 12/15/21	162,562
		899,912
	Household Products — 2.0%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
180,000	9.88%, due 08/15/19	196,200
270,000	5.75%, due 10/15/20	274,050
		470,250
	Independent Power Producers & Energy Traders — 3.2%
	Calpine Corp.
250,000	7.50%, due 02/15/21 (a)	271,250
150,000	7.88%, due 01/15/23 (a)	165,000
	NRG Energy, Inc.
150,000	7.63%, due 01/15/18	169,125
150,000	7.88%, due 05/15/21	167,250
		772,625
	Industrial Conglomerates — 0.6%
	RBS Global, Inc./Rexnord LLC
140,000	8.50%, due 05/01/18	151,550
	Internet Software & Services — 0.5%
	Equinix, Inc.
120,000	5.38%, due 04/01/23	123,900
	IT Services — 2.5%
	First Data Corp.
200,000	11.25%, due 03/31/16	201,000
250,000	12.63%, due 01/15/21	273,125

See accompanying notes to the financial statements.

6 :: Schedule of Portfolio Investments :: May 31, 2013

  HYHG  High Yield-Interest Rate Hedged

Principal Amount		Value
	Corporate Bonds (continued)
	SunGard Data Systems, Inc.
$120,000	6.63%, due 11/01/19 (a)	$126,300
		600,425
	Machinery — 1.5%
	Case New Holland, Inc.
180,000	7.88%, due 12/01/17	211,500
	Navistar International Corp.
150,000	8.25%, due 11/01/21	152,813
		364,313
	Media — 9.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
170,000	7.00%, due 01/15/19	181,688
180,000	6.50%, due 04/30/21	193,500
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
180,000	6.38%, due 09/15/20 (a)	188,100
	Clear Channel Communications, Inc.
230,000	9.00%, due 12/15/19 (a)	231,150
	Clear Channel Worldwide Holdings, Inc.
230,000	6.50%, due 11/15/22 (a)	242,650
	CSC Holdings LLC
120,000	6.75%, due 11/15/21	134,400
	DISH DBS Corp.
230,000	6.75%, due 06/01/21	243,225
230,000	5.88%, due 07/15/22	230,575
	Hughes Satellite Systems Corp.
130,000	6.50%, due 06/15/19	142,025
	Nielsen Finance LLC/Nielsen Finance Co.
130,000	7.75%, due 10/15/18	143,000
	Univision Communications, Inc.
150,000	6.88%, due 05/15/19 (a)	159,375
150,000	6.75%, due 09/15/22 (a)	161,250
		2,250,938
	Metals & Mining — 2.9%
	Novelis, Inc.
130,000	8.38%, due 12/15/17	140,400
170,000	8.75%, due 12/15/20	189,975
	Peabody Energy Corp.
190,000	6.00%, due 11/15/18	203,300
160,000	6.25%, due 11/15/21	167,200
		700,875
	Office Electronics — 0.7%
	CDW LLC/CDW Finance Corp.
160,000	8.50%, due 04/01/19	177,000
Principal Amount		Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels — 14.3%
	Arch Coal, Inc.
$120,000	7.00%, due 06/15/19	$108,000
120,000	7.25%, due 06/15/21	106,200
	Chesapeake Energy Corp.
150,000	9.50%, due 02/15/15	167,250
160,000	6.63%, due 08/15/20	178,000
	CONSOL Energy, Inc.
180,000	8.00%, due 04/01/17	192,600
150,000	8.25%, due 04/01/20	165,750
	Continental Resources, Inc.
240,000	5.00%, due 09/15/22	248,400
180,000	4.50%, due 04/15/23 (a)	181,800
	Denbury Resources, Inc.
150,000	4.63%, due 07/15/23	145,125
	Energy Transfer Equity LP
220,000	7.50%, due 10/15/20	252,450
	EP Energy LLC/EP Energy Finance, Inc.
250,000	9.38%, due 05/01/20	283,437
	Halcon Resources Corp.
170,000	8.88%, due 05/15/21 (a)	172,975
	Linn Energy LLC/Linn Energy Finance Corp.
220,000	6.25%, due 11/01/19 (a)	221,650
160,000	8.63%, due 04/15/20	175,200
	Pacific Rubiales Energy Corp.
120,000	5.13%, due 03/28/23 (a)	120,900
	Plains Exploration & Production Co.
180,000	6.50%, due 11/15/20	199,350
180,000	6.88%, due 02/15/23	203,625
	SandRidge Energy, Inc.
140,000	7.50%, due 03/15/21	144,200
	WPX Energy, Inc.
130,000	6.00%, due 01/15/22	140,075
		3,406,987
	Pharmaceuticals — 1.5%
	Valeant Pharmaceuticals International, Inc.
120,000	6.88%, due 12/01/18 (a)	128,100
210,000	6.38%, due 10/15/20 (a)	220,500
		348,600
	Road & Rail — 2.2%
	CHC Helicopter S.A.
160,000	9.25%, due 10/15/20	171,600
	Hertz Corp. (The)
150,000	6.75%, due 04/15/19	162,938
	United Rentals North America, Inc.
160,000	7.63%, due 04/15/22	177,200
		511,738

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 7

  High Yield-Interest Rate Hedged  HYHG

Principal Amount		Value
	Corporate Bonds (continued)
	Semiconductors & Semiconductor Equipment — 0.8%
	Freescale Semiconductor, Inc.
$170,000	9.25%, due 04/15/18 (a)	$184,875
	Software — 0.6%
	Nuance Communications, Inc.
130,000	5.38%, due 08/15/20 (a)	131,625
	Specialty Retail — 2.3%
	Claire's Stores, Inc.
140,000	9.00%, due 03/15/19 (a)	157,500
	L Brands, Inc.
120,000	6.63%, due 04/01/21	137,100
120,000	5.63%, due 02/15/22	128,250
	Michaels Stores, Inc.
120,000	7.75%, due 11/01/18	130,200
		553,050
	Textiles, Apparel & Luxury Goods — 0.6%
	Hanesbrands, Inc.
120,000	6.38%, due 12/15/20	132,300
	Wireless Telecommunication Services — 5.3%
	Cricket Communications, Inc.
200,000	7.75%, due 10/15/20	199,500
	MetroPCS Wireless, Inc.
210,000	6.25%, due 04/01/21 (a)	219,975
210,000	6.63%, due 04/01/23 (a)	222,075
	NII Capital Corp.
180,000	7.63%, due 04/01/21	149,850
	Sprint Nextel Corp.
230,000	9.00%, due 11/15/18 (a)	278,875
180,000	6.00%, due 11/15/22	185,400
		1,255,675
	Total Corporate Bonds (Cost $23,097,173)	22,669,972
Principal Amount		Value
	U.S. Government & Agency Security — 1.3%
	Federal Home Loan Bank
$298,781	0.00%, due 06/03/13	$298,781
	Total U.S. Government & Agency Security (Cost $298,781)	298,781
	Repurchase Agreements (b) — 3.0%
725,643	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $725,643	725,643
	Total Repurchase Agreements (Cost $725,643)	725,643
	Total Investment Securities (Cost $24,121,597) — 99.6%	23,694,396
	Other assets less liabilities — 0.4%	85,211
	Net Assets — 100.0%	$23,779,607

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,634
Aggregate gross unrealized depreciation	(429,835)
Net unrealized depreciation	$(427,201)
Federal income tax cost of investments	$24,121,597

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
10 Year U.S. Treasury Note Futures Contracts	42	09/19/13	$5,427,188	$10,844
2 Year U.S. Treasury Note Futures Contracts	14	09/30/13	3,081,969	635
5 Year U.S. Treasury Note Futures Contracts	120	09/30/13	14,689,687	16,346
				$27,825

Cash collateral in the amount of $145,226 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

8 :: Schedule of Portfolio Investments :: May 31, 2013

HEDGE STRATEGIES PROSHARES

  PEX  Global Listed Private Equity ETF

Shares		Value
	Common Stocks — 97.5%
	Financials — 97.5%
125,180	3i Group plc	$646,789
6,052	Altamir	67,689
42,031	American Capital Ltd.*	560,273
32,807	Apollo Investment Corp.	271,970
34,051	Ares Capital Corp.	584,315
11,479	BlackRock Kelso Capital Corp.	114,331
68,871	Brait SE*	239,548
6,479	Compass Diversified Holdings	111,763
1,538	Deutsche Beteiligungs AG	37,423
5,822	Electra Private Equity plc*	201,073
5,233	Eurazeo	287,793
17,535	Fifth Street Finance Corp.	184,118
2,940	Gimv N.V.	151,800
9,898	GP Investments Ltd. (BDR)*	22,047
1,236	HBM Healthcare Investments AG, Class A*	75,994
9,581	Hercules Technology Growth Capital, Inc.	128,385
42,889	Intermediate Capital Group plc	304,312
5,325	Main Street Capital Corp.	154,425
52,402	Marfin Investment Group Holdings S.A.*	21,800
10,815	MCG Capital Corp.	53,534
3,687	MVC Capital, Inc.	46,899
12,676	Onex Corp.	601,452
11,013	PennantPark Investment Corp.	122,685
25,005	Prospect Capital Corp.	259,802
25,809	Ratos AB, Class B	223,261
3,454	Safeguard Scientifics, Inc.*	54,504
7,191	Solar Capital Ltd.	165,393
2,523	Wendel S.A.	278,424
		5,971,802
	Total Common Stocks (Cost $5,896,903)	5,971,802
No. of Rights
	Rights — 0.2%
5,233	Eurazeo, expiring 06/04/13*^	14,390
52,402	Marfin Investment Group Holdings S.A., CBL Tranche A, expiring 07/27/13 at 0.54 EUR*	68
52,402	Marfin Investment Group Holdings S.A., CBL Tranche B, expiring 07/27/13 at 0.99 EUR*	68
	Total Rights (Cost $—)	14,526
Principal Amount		Value
	U.S. Government & Agency Security — 0.7%
	Federal Home Loan Bank
$40,686	0.00%, due 06/03/13	$40,686
	Total U.S. Government & Agency Security (Cost $40,686)	40,686
	Repurchase Agreements (a) — 1.6%
98,812	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $98,812	98,812
	Total Repurchase Agreements (Cost $98,812)	98,812
	Total Investment Securities (Cost $6,036,401) — 100.0%	6,125,826
	Liabilities in excess of other assets — 0.0%	(2,567)
	Net Assets — 100.0%	$6,123,259

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $14,390 or 0.24% of net assets.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

BDR  Brazilian Depositary Receipt

EUR  European Currency Unit

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,480
Aggregate gross unrealized depreciation	(124,123)
Net unrealized appreciation	$89,357
Federal income tax cost of investments	$6,036,469

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 9

  Hedge Replication ETF  HDG

Shares		Value
	Common Stocks — 10.6%
	Consumer Discretionary — 1.6%
1,062	Carnival plc (ADR)	$36,065
1,943	Honda Motor Co., Ltd. (ADR)	72,998
2,827	InterContinental Hotels Group plc (ADR)	81,191
1,989	Luxottica Group S.p.A. (ADR)	102,692
9,837	Panasonic Corp. (ADR)	75,647
2,986	Pearson plc (ADR)	55,480
3,214	Reed Elsevier N.V. (ADR)	105,419
1,741	Reed Elsevier plc (ADR)	78,415
2,484	Sony Corp. (ADR)	50,053
1,183	Toyota Motor Corp. (ADR)	139,062
983	WPP plc (ADR)	83,624
		880,646
	Consumer Staples — 1.0%
1,363	Anheuser-Busch InBev N.V. (ADR)	125,287
922	British American Tobacco plc (ADR)	101,208
979	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	26,071
1,167	Delhaize Group S.A. (ADR)	74,140
927	Diageo plc (ADR)	109,627
2,145	Unilever plc (ADR)	90,111
		526,444
	Energy — 1.0%
1,449	BP plc (ADR)	62,176
1,224	CGG (ADR)*	30,392
919	Eni S.p.A. (ADR)	41,640
1,269	Repsol YPF S.A. (ADR)	29,035
1,258	Royal Dutch Shell plc, Class A (ADR)	83,493
1,205	Royal Dutch Shell plc, Class B (ADR)	82,940
3,111	Statoil ASA (ADR)	70,060
1,153	Tenaris S.A. (ADR)	48,495
1,529	Total S.A. (ADR)	76,221
		524,452
	Financials — 1.7%
3,913	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	36,508
5,123	Banco Santander S.A. (ADR)	36,886
1,580	Barclays plc (ADR)	30,320
2,725	Credit Suisse Group AG (ADR)*	80,224
349	Governor & Co. of the Bank of Ireland (The) (ADR)*	3,316
2,182	HSBC Holdings plc (ADR)	119,705
5,694	ING Groep N.V. (ADR)*	52,954
4,778	Lloyds Banking Group plc (ADR)*	17,822
12,154	Mitsubishi UFJ Financial Group, Inc. (ADR)	72,195
Shares		Value
	Common Stocks (continued)
20,396	Mizuho Financial Group, Inc. (ADR)	$79,340
236	National Bank of Greece S.A. (ADR)*	1,702
17,948	Nomura Holdings, Inc. (ADR)	138,918
2,087	Prudential plc (ADR)	70,561
1,606	Royal Bank of Scotland Group plc (ADR)*	16,429
11,163	Sumitomo Mitsui Financial Group, Inc. (ADR)	90,085
834	Westpac Banking Corp. (ADR)	112,106
		959,071
	Health Care — 1.6%
1,863	AstraZeneca plc (ADR)	95,479
2	Biolase, Inc.*	10
1,775	Elan Corp. plc (ADR)*	22,472
2,260	Fresenius Medical Care AG & Co. KGaA (ADR)	76,365
1,982	GlaxoSmithKline plc (ADR)	102,608
2,433	Novartis AG (ADR)	174,592
753	Novo Nordisk A/S (ADR)	121,308
2,276	Sanofi (ADR)	120,833
654	Shire plc (ADR)	64,399
1,483	Smith & Nephew plc (ADR)	86,518
738	Teva Pharmaceutical Industries Ltd. (ADR)	28,192
		892,776
	Industrials — 1.1%
4,620	ABB Ltd. (ADR)*	100,670
2,516	Koninklijke Philips Electronics N.V.	71,127
1,659	Kubota Corp. (ADR)	124,242
201	Mitsui & Co., Ltd. (ADR)	51,357
2,689	Nidec Corp. (ADR)	45,928
1,859	Ryanair Holdings plc (ADR)	90,794
1,236	Siemens AG (ADR)	129,904
		614,022
	Information Technology — 0.7%
2,556	Advantest Corp. (ADR)	38,902
5,101	Alcatel-Lucent (ADR)*	8,570
802	ARM Holdings plc (ADR)	35,192
878	Canon, Inc. (ADR)	30,098
1,079	Hitachi Ltd. (ADR)	73,642
1,328	NICE Systems Ltd. (ADR)	49,003
2,741	Nokia Oyj (ADR)*	9,429
1,234	SAP AG (ADR)	90,625
3,105	Telefonaktiebolaget LM Ericsson (ADR)	36,235
		371,696

See accompanying notes to the financial statements.

10 :: Schedule of Portfolio Investments :: May 31, 2013

  HDG  Hedge Replication ETF

Shares		Value
	Common Stocks (continued)
	Materials — 0.9%
7,595	Alumina Ltd. (ADR)*	$29,393
2,042	BHP Billiton Ltd. (ADR)	133,382
2,147	CRH plc (ADR)	44,958
1,491	James Hardie Industries plc (ADR)	68,810
148	Randgold Resources Ltd. (ADR)	11,600
720	Rio Tinto plc (ADR)	30,758
3,772	Sims Metal Management Ltd. (ADR)	34,514
1,469	Syngenta AG (ADR)	114,347
		467,762
	Telecommunication Services — 0.8%
1,335	BT Group plc (ADR)	60,956
5,796	France Telecom S.A. (ADR)	58,540
4,639	Nippon Telegraph & Telephone Corp. (ADR)	114,862
5,477	NTT DoCoMo, Inc. (ADR)	80,402
1,945	Partner Communications Co., Ltd. (ADR)	11,806
5,070	Portugal Telecom, SGPS, S.A. (ADR)	21,345
2,270	Telecom Italia S.p.A. (ADR)	17,502
3,753	Telefonica S.A. (ADR)*	51,228
1,536	Vodafone Group plc (ADR)	44,467
		461,108
	Utilities — 0.2%
1,441	National Grid plc (ADR)	85,826
1,026	Veolia Environnement S.A. (ADR)	12,620
		98,446
	Total Common Stocks (Cost $5,063,694)	5,796,423
Principal Amount		Value
	U.S. Government & Agency Securities — 74.9%
	Federal Home Loan Bank
$2,508,895	0.00%, due 06/03/13	$2,508,895
	U.S. Treasury Bill
38,500,000	0.00%, due 08/01/13	38,498,306
	Total U.S. Government & Agency Securities (Cost $41,005,750)	41,007,201
	Repurchase Agreements (a) — 11.1%
6,093,293	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $6,093,320	6,093,293
	Total Repurchase Agreements (Cost $6,093,293)	6,093,293
	Total Investment Securities (Cost $52,162,737) — 96.6%	52,896,917
	Other assets less liabilities — 3.4%	1,843,120
	Net Assets — 100.0%	$54,740,037

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$840,723
Aggregate gross unrealized depreciation	(134,418)
Net unrealized appreciation	$706,305
Federal income tax cost of investments	$52,190,612

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Euro Futures Contracts	25	06/17/13	$2,031,406	$(2,653)

Cash collateral in the amount of $31,716 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 11

  Hedge Replication ETF  HDG

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Total Return Index	$1,617,581	$74,401
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Total Return Index	4,392,919	359,278
Swap Agreement with Credit Suisse International, based on the iShares® MSCI EAFE Index Fund	1,093,927	(21,124)
Swap Agreement with Credit Suisse International, based on the iShares® MSCI Emerging Markets Index Fund	5,570,464	(398,687)
		$13,868

See accompanying notes to the financial statements.

12 :: Schedule of Portfolio Investments :: May 31, 2013

  CSM  Large Cap Core Plus

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 95.2%
21,521	Abbott Laboratories (Health Care)	0.6%	$789,175
3,824	Amazon.com, Inc.* (Consumer Discretionary)	0.7%	1,028,771
19,509	American International Group, Inc.* (Financials)	0.6%	867,370
5,746	Apple, Inc. (Information Technology)	1.9%	2,583,861
29,235	AT&T, Inc. (Telecommunication Services)	0.7%	1,022,933
44,550	Bank of America Corp. (Financials)	0.4%	608,553
8,812	Boeing Co. (The) (Industrials)	0.6%	872,564
6,209	Celgene Corp.* (Health Care)	0.6%	767,743
10,206	Chevron Corp. (Energy)	0.9%	1,252,786
56,300	Cisco Systems, Inc. (Information Technology)	1.0%	1,355,704
13,108	Citigroup, Inc. (Financials)	0.5%	681,485
17,263	Coca-Cola Co. (The) (Consumer Staples)	0.5%	690,347
27,906	Comcast Corp., Class A (Consumer Discretionary)	0.8%	1,120,426
14,956	ConocoPhillips (Energy)	0.7%	917,401
6,748	Costco Wholesale Corp. (Consumer Staples)	0.5%	740,053
15,487	CVS Caremark Corp. (Consumer Staples)	0.6%	891,742
10,340	DIRECTV* (Consumer Discretionary)	0.5%	632,084
10,573	Duke Energy Corp. (Utilities)	0.5%	707,651
12,236	Express Scripts Holding Co.* (Health Care)	0.5%	760,100
26,940	Exxon Mobil Corp. (Energy)	1.8%	2,437,262
56,854	General Electric Co. (Industrials)	1.0%	1,325,835
17,691	Gilead Sciences, Inc.* (Health Care)	0.7%	963,806
5,762	Goldman Sachs Group, Inc. (The) (Financials)	0.7%	933,905
1,533	Google, Inc., Class A* (Information Technology)	1.0%	1,334,339
15,096	Halliburton Co. (Energy)	0.5%	631,768
15,667	Home Depot, Inc. (The) (Consumer Discretionary)	0.9%	1,232,366
49,695	Intel Corp. (Information Technology)	0.9%	1,206,595
5,630	International Business Machines Corp. (Information Technology)	0.8%	1,171,153
14,758	Johnson & Johnson (Health Care)	0.9%	1,242,329
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
18,899	JPMorgan Chase & Co. (Financials)	0.7%	$1,031,696
17,509	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	737,304
7,464	Marathon Petroleum Corp. (Energy)	0.4%	615,780
17,226	Merck & Co., Inc. (Health Care)	0.6%	804,454
17,694	MetLife, Inc. (Financials)	0.6%	782,252
41,647	Microsoft Corp. (Information Technology)	1.0%	1,452,647
25,396	Morgan Stanley (Financials)	0.5%	657,756
25,107	News Corp., Class A (Consumer Discretionary)	0.6%	806,186
36,157	Oracle Corp. (Information Technology)	0.9%	1,220,660
36,911	Pfizer, Inc. (Health Care)	0.7%	1,005,087
7,524	Philip Morris International, Inc. (Consumer Staples)	0.5%	684,007
10,920	Phillips 66 (Energy)	0.5%	726,944
9,574	PNC Financial Services Group, Inc. (The) (Financials)	0.5%	685,881
15,327	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	1,176,501
9,431	Prudential Financial, Inc. (Financials)	0.5%	650,456
16,969	QUALCOMM, Inc. (Information Technology)	0.8%	1,077,192
4,305	Simon Property Group, Inc. (REIT) (Financials)	0.5%	716,524
12,958	TJX Cos., Inc. (Consumer Discretionary)	0.5%	655,804
5,931	Union Pacific Corp. (Industrials)	0.7%	917,051
45,265	Wells Fargo & Co. (Financials)	1.3%	1,835,496
2,299,909	Other Common Stocks	59.8%	82,808,410
	Total Common Stocks (Cost $115,484,873)		131,818,195
Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	Federal Home Loan Bank
$1,139,837	0.00%, due 06/03/13		1,139,837
	Total U.S. Government & Agency Security (Cost $1,139,837)		1,139,837

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 13

  Large Cap Core Plus  CSM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.0%
$2,775,486	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,775,498	$2,775,486
	Total Repurchase Agreements (Cost $2,775,486)	2,775,486
	Total Investment Securities (Cost $119,400,196) — 98.0%	135,733,518
	Other assets less liabilities — 2.0%	2,789,510
	Net Assets — 100.0%	$138,523,028

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,745,487.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,001,121
Aggregate gross unrealized depreciation	(862,857)
Net unrealized appreciation	$16,138,264
Federal income tax cost of investments	$119,595,254

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(14,363,741)	$(2,561,466)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	16,593,810	4,167,799
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(27,165,446)	(2,509,568)
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	31,359,308	3,511,081
		$2,607,846

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	12.4%
Consumer Staples	9.0%
Energy	9.9%
Financials	17.2%
Health Care	10.1%
Industrials	9.6%
Information Technology	17.1%
Materials	2.5%
Telecommunication Services	2.4%
Utilities	5.0%
Other[1]	4.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  MRGR  Merger ETF

Shares		Value
	Common Stocks (a) — 92.2%
	Consumer Discretionary — 21.9%
7,996	American Greetings Corp., Class A	$147,126
5,291	Ameristar Casinos, Inc.	138,624
2,981	Arbitron, Inc.	139,839
11,175	OfficeMax, Inc.	145,610
3,215	rue21, Inc.*	134,998
10,390	Stewart Enterprises, Inc., Class A	135,070
4,212	True Religion Apparel, Inc.	134,110
3,035	Virgin Media, Inc.	150,718
5,517	WMS Industries, Inc.*	139,856
		1,265,951
	Consumer Staples — 9.2%
8,485	DE Master Blenders 1753 N.V.*	133,113
10,754	GrainCorp Ltd., Class A	130,942
1,883	HJ Heinz Co.	136,254
4,040	Smithfield Foods, Inc.	133,078
		533,387
	Energy — 7.1%
2,937	Berry Petroleum Co., Class A	127,202
1,546	Lufkin Industries, Inc.	136,450
8,769	McMoRan Exploration Co.*	145,828
		409,480
	Financials — 15.0%
15,830	CapLease, Inc. (REIT)	136,455
5,682	CommonWealth REIT (REIT)	116,140
18,663	Hudson City Bancorp, Inc.	158,636
5,389	National Financial Partners Corp.*	135,857
8,546	Netspend Holdings, Inc.*	136,822
4,349	NYSE Euronext	174,960
		858,870
	Health Care — 9.6%
4,342	Conceptus, Inc.*	134,515
12,210	Elan Corp. plc*	149,538
1,844	Life Technologies Corp.	136,640
6,865	Warner Chilcott plc, Class A	131,808
		552,501
	Industrials — 5.0%
1,805	Gardner Denver, Inc.	136,278
80,123	Gemina S.p.A.*	150,983
		287,261
	Information Technology — 17.3%
2,233	ASML Holding N.V.	181,438
13,018	Compuware Corp.*	146,192
10,165	Dell, Inc.	135,703
Shares		Value
	Common Stocks (a) (continued)
6,530	Ebix, Inc.	$129,555
14,218	Intermec, Inc.*	140,189
21,277	Power-One, Inc.*	134,683
5,435	Websense, Inc.	135,060
		1,002,820
	Materials — 4.7%
3,553	Buckeye Technologies, Inc.	132,420
19,857	Ferro Corp.*	136,219
		268,639
	Telecommunication Services — 2.4%
19,090	Sprint Nextel Corp.	139,357
	Total Common Stocks (Cost $5,192,098)	5,318,266
Principal Amount
	U.S. Government & Agency Security (a) — 2.9%
	Federal Home Loan Bank
$166,298	0.00%, due 06/03/13	166,298
	Total U.S. Government & Agency Security (Cost $166,298)	166,298
	Repurchase Agreements (a)(b) — 12.2%
703,887	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $703,888	703,887
	Total Repurchase Agreements (Cost $703,887)	703,887
	Total Investment Securities (Cost $6,062,283) — 107.3%	6,188,451
	Liabilities in excess of other assets — (7.3%)	(419,327)
	Net Assets — 100.0%	$5,769,124

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $300,003.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 15

  Merger ETF  MRGR

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,842
Aggregate gross unrealized depreciation	(31,337)
Net unrealized appreciation	$125,505
Federal income tax cost of investments	$6,062,946

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of May 31, 2013:

Buy Contracts

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	06/07/13	267,000	$270,722	$255,929	$(14,793)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	06/07/13	35,000	34,051	33,861	(190)
U.S. Dollar vs. European Union Euro	Goldman Sachs & Co.	06/07/13	149,000	191,717	193,107	1,390
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	06/07/13	324,000	261,438	256,198	(5,240)
						$(18,833)

Sell Contracts

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Market Value	Net Unrealized Appreciation
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	06/07/13	444,000	$455,531	$425,590	$29,941
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	06/07/13	35,000	34,883	33,861	1,022
U.S. Dollar vs. European Union Euro	Goldman Sachs & Co.	06/07/13	427,000	556,407	553,400	3,007
U.S. Dollar vs. Singapore Dollar	Goldman Sachs & Co.	06/07/13	324,000	262,182	256,199	5,983
						$39,953

Swap Agreements

Merger ETF had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on positions within the S&P Merger Arbitrage Index	$(1,352,937)	$(278,728)
Equity Index Swap Agreement with Societe Generale, based on positions within the S&P Merger Arbitrage Index	1,462,547	12,505
		$(266,223)

See accompanying notes to the financial statements.

16 :: Schedule of Portfolio Investments :: May 31, 2013

  RALS  RAFI® Long/Short

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 93.9%
2,865	Aetna, Inc. (Health Care)	0.6%	$172,992
4,999	Altria Group, Inc. (Consumer Staples)	0.6%	180,464
2,812	AmerisourceBergen Corp. (Health Care)	0.5%	152,073
5,150	Archer-Daniels-Midland Co. (Consumer Staples)	0.6%	165,985
12,194	AT&T, Inc. (Telecommunication Services)	1.5%	426,668
46,372	Bank of America Corp. (Financials)	2.2%	633,442
6,730	Best Buy Co., Inc. (Consumer Discretionary)	0.6%	185,411
3,603	Bristol-Myers Squibb Co. (Health Care)	0.6%	165,774
3,688	Cardinal Health, Inc. (Health Care)	0.6%	173,189
7,801	Chesapeake Energy Corp. (Energy)	0.6%	170,374
3,211	Chevron Corp. (Energy)	1.3%	394,150
8,551	Citigroup, Inc. (Financials)	1.5%	444,567
7,608	ConocoPhillips (Energy)	1.6%	466,675
4,976	Exelon Corp. (Utilities)	0.5%	155,948
17,134	Ford Motor Co. (Consumer Discretionary)	0.9%	268,661
36,910	Frontier Communications Corp. (Telecommunication Services)	0.5%	152,807
14,403	General Electric Co. (Industrials)	1.1%	335,878
5,825	General Motors Co.* (Consumer Discretionary)	0.7%	197,409
14,906	Genworth Financial, Inc., Class A* (Financials)	0.6%	161,134
8,026	Hartford Financial Services Group, Inc. (Financials)	0.8%	245,836
4,055	HCA Holdings, Inc. (Health Care)	0.5%	158,388
2,323	Hess Corp. (Energy)	0.5%	156,594
12,847	Hewlett-Packard Co. (Information Technology)	1.1%	313,724
10,948	Intel Corp. (Information Technology)	0.9%	265,817
6,807	JPMorgan Chase & Co. (Financials)	1.3%	371,594
5,175	Kroger Co. (The) (Consumer Staples)	0.6%	174,242
7,272	Marathon Oil Corp. (Energy)	0.9%	250,084
1,414	McKesson Corp. (Health Care)	0.5%	160,998
3,395	Merck & Co., Inc. (Health Care)	0.5%	158,547
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,726	MetLife, Inc. (Financials)	0.7%	$208,936
6,674	Microsoft Corp. (Information Technology)	0.8%	232,789
5,921	Morgan Stanley (Financials)	0.5%	153,354
32,462	NII Holdings, Inc.* (Telecommunication Services)	0.9%	250,282
2,239	Northrop Grumman Corp. (Industrials)	0.6%	184,471
9,835	Pfizer, Inc. (Health Care)	0.9%	267,807
4,422	Phillips 66 (Energy)	1.0%	294,373
2,955	Prudential Financial, Inc. (Financials)	0.7%	203,806
55,546	Rite Aid Corp.* (Consumer Staples)	0.6%	163,305
29,672	Sprint Nextel Corp.* (Telecommunication Services)	0.7%	216,606
4,805	SunTrust Banks, Inc. (Financials)	0.5%	154,192
35,668	SUPERVALU, Inc.* (Consumer Staples)	0.8%	230,415
2,194	Travelers Cos., Inc. (The) (Financials)	0.6%	183,682
2,565	UnitedHealth Group, Inc. (Health Care)	0.5%	160,646
5,322	Valero Energy Corp. (Energy)	0.7%	216,233
8,029	Verizon Communications, Inc. (Telecommunication Services)	1.3%	389,246
2,690	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	201,320
3,004	WellPoint, Inc. (Health Care)	0.8%	231,218
5,895	Weyerhaeuser Co. (REIT) (Financials)	0.6%	175,789
9,087	WPX Energy, Inc.* (Energy)	0.6%	175,016
754,164	Other Common Stocks	54.7%	16,067,850
	Total Common Stocks (Cost $24,049,136)		27,620,761
Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	Federal Home Loan Bank
$1,201,415	0.00%, due 06/03/13		1,201,415
	Total U.S. Government & Agency Security (Cost $1,201,415)		1,201,415

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 17

  RAFI® Long/Short  RALS

Principal Amount		Value
	Repurchase Agreements (a)(b) — 10.0%
$2,935,300	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,935,312	$2,935,300
	Total Repurchase Agreements (Cost $2,935,300)	2,935,300
	Total Investment Securities (Cost $28,185,851) — 108.0%	31,757,476
	Liabilities in excess of other assets — (8.0%)	(2,357,799)
	Net Assets — 100.0%	$29,399,677

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $5,997,030.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,906,424
Aggregate gross unrealized depreciation	(369,708)
Net unrealized appreciation	$3,536,716
Federal income tax cost of investments	$28,220,760

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	$(27,803,652)	$(2,702,167)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	791,335	311,410
		$(2,390,757)

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	9.4%
Consumer Staples	8.7%
Energy	11.2%
Financials	20.5%
Health Care	9.8%
Industrials	11.1%
Information Technology	10.0%
Materials	3.2%
Telecommunication Services	5.3%
Utilities	4.7%
Other[1]	6.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: May 31, 2013

GEARED PROSHARES – SHORT

  SH  Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.1%
	Federal Home Loan Bank
$337,674,695	0.00%, due 06/03/13	$337,674,695
	U.S. Treasury Bills
100,000,000	0.00%, due 06/13/13	99,997,133
530,000,000	0.00%, due 08/29/13	529,939,530
	Total U.S. Government & Agency Securities (Cost $967,611,358)	967,611,358
	Repurchase Agreements (a)(b) — 47.5%
864,011,914	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $864,015,676	864,011,914
	Total Repurchase Agreements (Cost $864,011,914)	864,011,914
	Total Investment Securities (Cost $1,831,623,272) † — 100.6%	1,831,623,272
	Liabilities in excess of other assets — (0.6%)	(10,072,841)
	Net Assets — 100.0%	$1,821,550,431

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $181,291,462.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,749	06/21/13	$142,456,050	$1,119,733

Cash collateral in the amount of $4,333,962 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(450,372,609)	$(4,595,193)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(146,875,068)	(4,896,770)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(396,524,013)	(4,026,432)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(145,893,293)	(1,507,013)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(194,785,232)	4,469,286
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(328,748,090)	(2,265,475)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(10,233,872)	(107,843)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(5,664,488)	(1,286,302)
		$(14,215,742)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 19

  Short QQQ®  PSQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.6%
	Federal Home Loan Bank
$35,810,009	0.00%, due 06/03/13	$35,810,009
	U.S. Treasury Bills
61,000,000	0.00%, due 08/29/13	60,991,594
5,000,000	0.00%, due 09/26/13	4,999,269
	Total U.S. Government & Agency Securities (Cost $101,800,872)	101,800,872
	Repurchase Agreements (a)(b) — 56.9%
110,035,397	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $110,035,887	110,035,397
	Total Repurchase Agreements (Cost $110,035,397)	110,035,397
	Total Investment Securities (Cost $211,836,269) † — 109.5%	211,836,269
	Liabilities in excess of other assets — (9.5%)	(18,298,083)
	Net Assets — 100.0%	$193,538,186

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $38,521,149.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	139	06/21/13	$8,290,655	$28,934

Cash collateral in the amount of $179,625 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(14,123,370)	$(118,593)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(36,195,056)	(4,109,460)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(7,476,238)	(156,386)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(39,525,789)	(500,734)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(26,200,488)	(287,379)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(25,577,438)	(5,389,490)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(33,183,008)	(7,430,984)
Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	(2,958,146)	(309,129)
		$(18,302,155)

See accompanying notes to the financial statements.

20 :: Schedule of Portfolio Investments :: May 31, 2013

  DOG  Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.5%
	Federal Home Loan Bank
$51,651,515	0.00%, due 06/03/13	$51,651,515
	U.S. Treasury Bills
10,000,000	0.00%, due 06/13/13	9,999,798
87,000,000	0.00%, due 08/29/13	86,989,604
5,000,000	0.00%, due 09/26/13	4,999,269
	Total U.S. Government & Agency Securities (Cost $153,640,186)	153,640,186
	Repurchase Agreements (a)(b) — 55.7%
154,257,716	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $154,258,402	154,257,716
	Total Repurchase Agreements (Cost $154,257,716)	154,257,716
	Total Investment Securities (Cost $307,897,902) † — 111.2%	307,897,902
	Liabilities in excess of other assets — (11.2%)	(30,916,658)
	Net Assets — 100.0%	$276,981,244

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $62,552,051.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	421	06/21/13	$31,814,970	$(398,380)

Cash collateral in the amount of $896,325 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(16,615,781)	$(218,640)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(91,673,127)	(15,579,950)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(10,196,149)	(104,211)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(30,364,329)	(395,751)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(34,764,829)	(8,656,303)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(40,769,177)	(5,728,143)
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(20,792,386)	(1,165,254)
		$(31,848,252)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 21

  Short MidCap400  MYY

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.5%
	Federal Home Loan Bank
$6,732,598	0.00%, due 06/03/13	$6,732,598
	U.S. Treasury Bills
1,000,000	0.00%, due 06/13/13	999,980
4,000,000	0.00%, due 08/29/13	3,999,555
5,000,000	0.00%, due 09/26/13	4,999,309
	Total U.S. Government & Agency Securities (Cost $16,731,442)	16,731,442
	Repurchase Agreements (a)(b) — 51.3%
17,323,064	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $17,323,140	17,323,064
	Total Repurchase Agreements (Cost $17,323,064)	17,323,064
	Total Investment Securities (Cost $34,054,506) † — 100.8%	34,054,506
	Liabilities in excess of other assets — (0.8%)	(262,426)
	Net Assets — 100.0%	$33,792,080

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,645,759.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	24	06/21/13	$2,839,440	$(2,544)

Cash collateral in the amount of $82,842 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(4,612,370)	$(55,060)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(11,165,340)	(149,278)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(6,414,985)	(28,415)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(1,234,611)	(15,938)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(7,488,669)	(104,129)
		$(352,820)

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: May 31, 2013

  RWM  Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.7%
	Federal Home Loan Bank
$73,757,424	0.00%, due 06/03/13	$73,757,424
	U.S. Treasury Bills
60,000,000	0.00%, due 08/29/13	59,994,475
30,000,000	0.00%, due 09/26/13	29,995,612
50,000,000	0.00%, due 10/10/13	49,989,447
	Total U.S. Government & Agency Securities (Cost $213,736,958)	213,736,958
	Repurchase Agreements (a)(b) — 57.0%
214,941,482	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $214,942,435	214,941,482
	Total Repurchase Agreements (Cost $214,941,482)	214,941,482
	Total Investment Securities (Cost $428,678,440) † — 113.7%	428,678,440
	Liabilities in excess of other assets — (13.7%)	(51,568,486)
	Net Assets — 100.0%	$377,109,954

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $88,113,367.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	127	06/21/13	$12,476,480	$34,964

Cash collateral in the amount of $421,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(14,053,864)	$(368,128)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(111,607,666)	(18,779,686)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(16,486,388)	(486,364)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(82,792,359)	(2,430,461)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	(10,020,342)	(25,132)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(95,826,508)	(20,529,366)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(22,298,235)	(4,596,250)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(6,305,020)	(612,047)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	(5,196,939)	(767,731)
		$(48,595,165)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 23

  Short SmallCap600  SBB

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.4%
	Federal Home Loan Bank
$26,587,129	0.00%, due 06/03/13	$26,587,129
	U.S. Treasury Bills
1,000,000	0.00%, due 06/13/13	999,981
48,000,000	0.00%, due 08/29/13	47,994,511
	Total U.S. Government & Agency Securities (Cost $75,581,621)	75,581,621
	Repurchase Agreements (a)(b) — 51.5%
75,814,698	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $75,815,034	75,814,698
	Total Repurchase Agreements (Cost $75,814,698)	75,814,698
	Total Investment Securities (Cost $151,396,319) † — 102.9%	151,396,319
	Liabilities in excess of other assets — (2.9%)	(4,329,150)
	Net Assets — 100.0%	$147,067,169

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $25,144,994.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(73,371,423)	$(2,067,703)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(1,206,395)	(39,439)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(60,012,400)	(1,747,696)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	(12,006,240)	(326,483)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(245,623)	(15,911)
		$(4,197,232)

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: May 31, 2013

  TWQ  UltraShort Russell3000

Principal Amount		Value
	U.S. Government & Agency Security (a) — 19.7%
	Federal Home Loan Bank
$197,602	0.00%, due 06/03/13	$197,602
	Total U.S. Government & Agency Security (Cost $197,602)	197,602
	Repurchase Agreements (a)(b) — 92.5%
926,682	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $926,685	926,682
	Total Repurchase Agreements (Cost $926,682)	926,682
	Total Investment Securities (Cost $1,124,284) † — 112.2%	1,124,284
	Liabilities in excess of other assets — (12.2%)	(122,449)
	Net Assets — 100.0%	$1,001,835

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $446,772.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	$(94,976)	$(7,383)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(393,635)	3,968
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(1,334,287)	10,710
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(108,314)	(31,825)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 3000 Index Fund	(72,321)	(90,501)
		$(115,031)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 25

  UltraShort S&P500®  SDS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.7%
	Federal Home Loan Bank
$312,845,923	0.00%, due 06/03/13	$312,845,923
	U.S. Treasury Bills
100,000,000	0.00%, due 06/13/13	99,997,133
620,000,000	0.00%, due 08/29/13	619,906,575
100,000,000	0.00%, due 09/26/13	99,987,000
80,000,000	0.00%, due 10/10/13	79,983,261
	Total U.S. Government & Agency Securities (Cost $1,212,719,892)	1,212,719,892
	Repurchase Agreements (a)(b) — 46.2%
893,775,179	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $893,779,131	893,775,179
	Total Repurchase Agreements (Cost $893,775,179)	893,775,179
	Total Investment Securities (Cost $2,106,495,071) † — 108.9%	2,106,495,071
	Liabilities in excess of other assets — (8.9%)	(171,919,772)
	Net Assets — 100.0%	$1,934,575,299

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $577,094,929.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	2,388	06/21/13	$194,502,600	$1,572,107

Cash collateral in the amount of $5,451,401 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(372,576,128)	$(3,724,296)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(65,524,084)	(4,261,273)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(379,238,999)	(3,850,914)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(225,299,168)	(2,488,410)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(101,496,772)	(1,058,232)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(393,221,724)	(1,688,999)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(10,937,502)	(115,258)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(687,632,260)	(45,290,944)
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	(1,438,673,790)	(94,144,758)
		$(156,623,084)

See accompanying notes to the financial statements.

26 :: Schedule of Portfolio Investments :: May 31, 2013

  QID  UltraShort QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.4%
	Federal Home Loan Bank
$63,191,311	0.00%, due 06/03/13	$63,191,311
	U.S. Treasury Bills
125,000,000	0.00%, due 08/29/13	124,987,145
35,000,000	0.00%, due 09/26/13	34,995,206
70,000,000	0.00%, due 10/10/13	69,985,226
	Total U.S. Government & Agency Securities (Cost $293,158,888)	293,158,888
	Repurchase Agreements (a)(b) — 47.0%
204,273,946	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $204,274,864	204,273,946
	Total Repurchase Agreements (Cost $204,273,946)	204,273,946
	Total Investment Securities (Cost $497,432,834) † — 114.4%	497,432,834
	Liabilities in excess of other assets — (14.4%)	(62,482,208)
	Net Assets — 100.0%	$434,950,626

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $156,812,358.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	610	06/21/13	$36,383,450	$(157,352)

Cash collateral in the amount of $1,025,059 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(40,052,838)	$(122,355)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(135,923,879)	(24,789,581)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(16,833,249)	(592,667)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(47,102,714)	(498,592)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(10,583,321)	(33,805)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(70,742,022)	(549,804)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(67,708,781)	(14,076,024)
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	(129,938,899)	(6,068,538)
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	(268,658,028)	(12,294,842)
Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	(45,955,851)	(4,252,648)
		$(63,278,856)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 27

  UltraShort Dow30SM  DXD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.1%
	Federal Home Loan Bank
$41,141,933	0.00%, due 06/03/13	$41,141,933
	U.S. Treasury Bills
10,000,000	0.00%, due 06/13/13	9,999,815
65,000,000	0.00%, due 08/29/13	64,993,721
25,000,000	0.00%, due 09/26/13	24,996,587
40,000,000	0.00%, due 10/10/13	39,991,558
	Total U.S. Government & Agency Securities (Cost $181,123,614)	181,123,614
	Repurchase Agreements (a)(b) — 51.1%
141,938,714	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $141,939,356	141,938,714
	Total Repurchase Agreements (Cost $141,938,714)	141,938,714
	Total Investment Securities (Cost $323,062,328) † — 116.2%	323,062,328
	Liabilities in excess of other assets — (16.2%)	(45,089,007)
	Net Assets — 100.0%	$277,973,321

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $104,288,821.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	473	06/21/13	$35,744,610	$(435,907)

Cash collateral in the amount of $1,073,925 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(37,217,990)	$(603,337)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(76,791,571)	(13,551,601)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(25,418,176)	(463,751)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(22,448,037)	(292,574)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(26,546,797)	(8,486,442)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(38,006,339)	(3,052,125)
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(134,359,922)	(11,143,391)
Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(159,373,993)	(8,632,589)
		$(46,225,810)

See accompanying notes to the financial statements.

28 :: Schedule of Portfolio Investments :: May 31, 2013

  MZZ  UltraShort MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.4%
	Federal Home Loan Bank
$3,218,916	0.00%, due 06/03/13	$3,218,916
	U.S. Treasury Bills
1,000,000	0.00%, due 06/13/13	999,980
3,000,000	0.00%, due 08/29/13	2,999,569
1,000,000	0.00%, due 09/26/13	999,862
	Total U.S. Government & Agency Securities (Cost $8,218,327)	8,218,327
	Repurchase Agreements (a)(b) — 60.9%
10,126,932	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $10,126,977	10,126,932
	Total Repurchase Agreements (Cost $10,126,932)	10,126,932
	Total Investment Securities (Cost $18,345,259) † — 110.3%	18,345,259
	Liabilities in excess of other assets — (10.3%)	(1,712,772)
	Net Assets — 100.0%	$16,632,487

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,330,192.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	24	06/21/13	$2,839,440	$14,347

Cash collateral in the amount of $69,143 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(6,574,550)	$(100,145)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(381,490)	(20,048)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(1,537,413)	(19,693)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(535,849)	(6,917)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(3,412,671)	(139,808)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	(17,980,067)	(1,485,480)
		$(1,772,091)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 29

  UltraShort Russell2000  TWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.2%
	Federal Home Loan Bank
$64,837,714	0.00%, due 06/03/13	$64,837,714
	U.S. Treasury Bills
10,000,000	0.00%, due 06/13/13	9,999,815
46,000,000	0.00%, due 08/29/13	45,995,179
15,000,000	0.00%, due 09/26/13	14,997,806
40,000,000	0.00%, due 10/10/13	39,991,558
	Total U.S. Government & Agency Securities (Cost $175,822,072)	175,822,072
	Repurchase Agreements (a)(b) — 62.4%
218,246,977	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $218,247,961	218,246,977
	Total Repurchase Agreements (Cost $218,246,977)	218,246,977
	Total Investment Securities (Cost $394,069,049) † — 112.6%	394,069,049
	Liabilities in excess of other assets — (12.6%)	(43,998,244)
	Net Assets — 100.0%	$350,070,805

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $73,437,052.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	185	06/21/13	$18,174,400	$(30,874)

Cash collateral in the amount of $632,400 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(18,244,765)	$(190,741)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(12,482,416)	(795,565)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(18,610,552)	(402,891)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(56,039,140)	(1,579,951)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	(146,663,654)	(1,961,775)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(199,653,949)	(5,245,281)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(74,583,286)	(27,299,293)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(92,729,601)	(7,845,287)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	(62,937,431)	958,484
		$(44,362,300)

See accompanying notes to the financial statements.

30 :: Schedule of Portfolio Investments :: May 31, 2013

  SDD  UltraShort SmallCap600

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.3%
	Federal Home Loan Bank
$1,564,723	0.00%, due 06/03/13	$1,564,723
	U.S. Treasury Bill
1,000,000	0.00%, due 10/10/13	999,791
	Total U.S. Government & Agency Securities (Cost $2,564,514)	2,564,514
	Repurchase Agreements (a)(b) — 71.2%
5,176,984	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $5,177,008	5,176,984
	Total Repurchase Agreements (Cost $5,176,984)	5,176,984
	Total Investment Securities (Cost $7,741,498) † — 106.5%	7,741,498
	Liabilities in excess of other assets — (6.5%)	(474,291)
	Net Assets — 100.0%	$7,267,207

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,696,715.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(3,459,854)	$(27,830)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(716,519)	(20,226)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(1,986,784)	(86,796)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	(58,474)	(1,590)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(659,415)	(28,824)
Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	(7,645,147)	(508,135)
		$(673,401)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 31

  UltraPro Short S&P500®  SPXU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.0%
	Federal Home Loan Bank
$67,634,467	0.00%, due 06/03/13	$67,634,467
	U.S. Treasury Bills
175,000,000	0.00%, due 08/29/13	174,979,036
65,000,000	0.00%, due 09/26/13	64,991,469
30,000,000	0.00%, due 10/10/13	29,993,668
	Total U.S. Government & Agency Securities (Cost $337,598,640)	337,598,640
	Repurchase Agreements (a)(b) — 58.5%
340,587,098	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $340,588,690	340,587,098
	Total Repurchase Agreements (Cost $340,587,098)	340,587,098
	Total Investment Securities (Cost $678,185,738) † — 116.5%	678,185,738
	Liabilities in excess of other assets — (16.5%)	(95,880,432)
	Net Assets — 100.0%	$582,305,306

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $349,884,781.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,533	06/21/13	$124,862,850	$1,212,877

Cash collateral in the amount of $3,410,479 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(81,325,764)	$(623,405)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(20,715,811)	(1,798,407)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(89,680,403)	(910,644)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(137,649,618)	(20,898,260)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(46,113,172)	(480,788)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(62,619,441)	(680,160)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(1,440,353)	(15,178)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	(514,802,926)	(35,189,167)
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	(667,646,648)	(39,254,461)
		$(99,850,470)

See accompanying notes to the financial statements.

32 :: Schedule of Portfolio Investments :: May 31, 2013

  SQQQ  UltraPro Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.4%
	Federal Home Loan Bank
$26,146,541	0.00%, due 06/03/13	$26,146,541
	U.S. Treasury Bills
10,000,000	0.00%, due 06/13/13	9,999,798
93,000,000	0.00%, due 08/29/13	92,989,283
5,000,000	0.00%, due 09/26/13	4,999,350
20,000,000	0.00%, due 10/10/13	19,995,779
	Total U.S. Government & Agency Securities (Cost $154,130,751)	154,130,751
	Repurchase Agreements (a)(b) — 44.0%
93,755,523	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $93,755,950	93,755,523
	Total Repurchase Agreements (Cost $93,755,523)	93,755,523
	Total Investment Securities (Cost $247,886,274) † — 116.4%	247,886,274
	Liabilities in excess of other assets — (16.4%)	(35,006,045)
	Net Assets — 100.0%	$212,880,229

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $121,642,505.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	521	06/21/13	$31,075,045	$(115,951)

Cash collateral in the amount of $838,250 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(43,014,895)	$(137,759)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(45,957,988)	(7,747,420)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(7,145,050)	(110,301)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(27,282,639)	(535,829)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(9,910,467)	(74,912)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(27,256,422)	(4,688,782)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(16,008,155)	(1,077,932)
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	(42,129,806)	(4,242,130)
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	(363,147,866)	(16,801,084)
Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	(25,705,764)	(434,246)
		$(35,850,395)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 33

  UltraPro Short Dow30SM  SDOW

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.5%
	Federal Home Loan Bank
$18,337,419	0.00%, due 06/03/13	$18,337,419
	U.S. Treasury Bills
7,000,000	0.00%, due 06/13/13	6,999,871
25,000,000	0.00%, due 08/29/13	24,996,996
15,000,000	0.00%, due 09/26/13	14,997,928
	Total U.S. Government & Agency Securities (Cost $65,332,214)	65,332,214
	Repurchase Agreements (a)(b) — 60.1%
73,352,039	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $73,352,376	73,352,039
	Total Repurchase Agreements (Cost $73,352,039)	73,352,039
	Total Investment Securities (Cost $138,684,253) † — 113.6%	138,684,253
	Liabilities in excess of other assets — (13.6%)	(16,604,999)
	Net Assets — 100.0%	$122,079,254

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $50,097,556.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	412	06/21/13	$31,134,840	$(463,939)

Cash collateral in the amount of $1,007,325 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(8,346,890)	$13,893
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(5,471,974)	(225,801)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(7,236,457)	(28,209)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(7,746,291)	(6,404)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	(67,085,885)	(901)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(103,565,925)	(1,344,859)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(5,085,929)	(630,145)
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(43,231,537)	(9,905,347)
Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(87,306,504)	(5,722,969)
		$(17,850,742)

See accompanying notes to the financial statements.

34 :: Schedule of Portfolio Investments :: May 31, 2013

  SMDD  UltraPro Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.3%
	Federal Home Loan Bank
$1,151,685	0.00%, due 06/03/13	$1,151,685
	U.S. Treasury Bill
500,000	0.00%, due 08/29/13	499,915
	Total U.S. Government & Agency Securities (Cost $1,651,600)	1,651,600
	Repurchase Agreements (a)(b) — 55.1%
3,335,234	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,335,248	3,335,234
	Total Repurchase Agreements (Cost $3,335,234)	3,335,234
	Total Investment Securities (Cost $4,986,834) † — 82.4%	4,986,834
	Other assets less liabilities — 17.6%	1,063,443
	Net Assets — 100.0%	$6,050,277

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $538,165.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	15	06/21/13	$1,774,650	$(13,683)

Cash collateral in the amount of $43,601 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(126,429)	$(8,656)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(79,623)	85
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(2,643,563)	16,596
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(1,558,779)	(20,122)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(7,733,778)	(29,448)
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	(4,229,255)	(713,290)
		$(754,835)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 35

  UltraPro Short Russell2000  SRTY

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.2%
	Federal Home Loan Bank
$14,111,341	0.00%, due 06/03/13	$14,111,341
	U.S. Treasury Bills
5,000,000	0.00%, due 06/13/13	4,999,908
8,000,000	0.00%, due 08/29/13	7,998,714
6,000,000	0.00%, due 09/26/13	5,999,147
	Total U.S. Government & Agency Securities (Cost $33,109,110)	33,109,110
	Repurchase Agreements (a)(b) — 63.6%
47,707,113	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $47,707,327	47,707,113
	Total Repurchase Agreements (Cost $47,707,113)	47,707,113
	Total Investment Securities (Cost $80,816,223) † — 107.8%	80,816,223
	Liabilities in excess of other assets — (7.8%)	(5,880,035)
	Net Assets — 100.0%	$74,936,188

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $13,929,192.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	79	06/21/13	$7,760,960	$17,689

Cash collateral in the amount of $200,260 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(17,180,833)	$80,730
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(2,295,136)	(146,280)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(3,153,187)	(97,487)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(251,057)	(6,575)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	(33,711,367)	(470,665)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(75,824,994)	(1,992,064)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(38,727,456)	(3,143,208)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	(12,298,315)	(752,077)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	(33,566,005)	487,878
		$(6,039,748)

See accompanying notes to the financial statements.

36 :: Schedule of Portfolio Investments :: May 31, 2013

  SJF  UltraShort Russell1000 Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.5%
	Federal Home Loan Bank
$272,321	0.00%, due 06/03/13	$272,321
	Total U.S. Government & Agency Security (Cost $272,321)	272,321
	Repurchase Agreements (a)(b) — 86.3%
886,407	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $886,409	886,407
	Total Repurchase Agreements (Cost $886,407)	886,407
	Total Investment Securities (Cost $1,158,728) † — 112.8%	1,158,728
	Liabilities in excess of other assets — (12.8%)	(131,094)
	Net Assets — 100.0%	$1,027,634

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $225,026.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$(24,741)	$(1,956)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(904,391)	7,245
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Value Index	(638,657)	10,850
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(245,649)	(53,884)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(82,009)	1,804
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	(93,173)	(15,621)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Value Index Fund	(66,334)	(72,070)
		$(123,632)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 37

  UltraShort Russell1000 Growth  SFK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.4%
	Federal Home Loan Bank
$1,223,135	0.00%, due 06/03/13	$1,223,135
	Total U.S. Government & Agency Security (Cost $1,223,135)	1,223,135
	Repurchase Agreements (a)(b) — 83.7%
3,735,180	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,735,197	3,735,180
	Total Repurchase Agreements (Cost $3,735,180)	3,735,180
	Total Investment Securities (Cost $4,958,315) † — 111.1%	4,958,315
	Liabilities in excess of other assets — (11.1%)	(496,482)
	Net Assets — 100.0%	$4,461,833

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $764,582.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$(10,412)	$(806)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(4,646,938)	(8,222)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(2,977,971)	16,142
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(822,733)	(108,019)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(197,183)	(112,607)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	(157,244)	(78,954)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Growth Index Fund	(111,569)	(192,982)
		$(485,448)

See accompanying notes to the financial statements.

38 :: Schedule of Portfolio Investments :: May 31, 2013

  SJL  UltraShort Russell MidCap Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.6%
	Federal Home Loan Bank
$234,077	0.00%, due 06/03/13	$234,077
	Total U.S. Government & Agency Security (Cost $234,077)	234,077
	Repurchase Agreements (a)(b) — 117.1%
990,980	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $990,984	990,980
	Total Repurchase Agreements (Cost $990,980)	990,980
	Total Investment Securities (Cost $1,225,057) † — 144.7%	1,225,057
	Liabilities in excess of other assets — (44.7%)	(378,608)
	Net Assets — 100.0%	$846,449

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $422,482.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$(23,816)	$(1,788)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(447,665)	3,998
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(543,797)	(868)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(333,530)	(255,714)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(95,397)	(54,642)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	(219,340)	(41,785)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Value Index Fund	(29,606)	(20,527)
		$(371,326)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 39

  UltraShort Russell MidCap Growth  SDK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.6%
	Federal Home Loan Bank
$345,072	0.00%, due 06/03/13	$345,072
	Total U.S. Government & Agency Security (Cost $345,072)	345,072
	Repurchase Agreements (a)(b) — 109.6%
1,423,941	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,423,949	1,423,941
	Total Repurchase Agreements (Cost $1,423,941)	1,423,941
	Total Investment Securities (Cost $1,769,013) † — 136.2%	1,769,013
	Liabilities in excess of other assets — (36.2%)	(469,768)
	Net Assets — 100.0%	$1,299,245

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $585,874.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$(54,631)	$(4,193)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(988,053)	12,114
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(802,959)	(5,688)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(394,705)	(257,884)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(170,337)	(94,661)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	(64,836)	(47,825)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Growth Index Fund	(122,573)	(63,711)
		$(461,848)

See accompanying notes to the financial statements.

40 :: Schedule of Portfolio Investments :: May 31, 2013

  SJH  UltraShort Russell2000 Value

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Home Loan Bank
$452,416	0.00%, due 06/03/13	$452,416
	U.S. Treasury Bill
700,000	0.00%, due 08/29/13	699,881
	Total U.S. Government & Agency Securities (Cost $1,152,297)	1,152,297
	Repurchase Agreements (a)(b) — 97.2%
2,642,345	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,642,356	2,642,345
	Total Repurchase Agreements (Cost $2,642,345)	2,642,345
	Total Investment Securities (Cost $3,794,642) † — 139.6%	3,794,642
	Liabilities in excess of other assets — (39.6%)	(1,076,467)
	Net Assets — 100.0%	$2,718,175

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,543,575.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$(77,565)	$(5,510)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(992,239)	(399)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(2,310,002)	(18,879)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(1,238,965)	(750,523)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(103,276)	(91,733)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	(188,086)	(70,658)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Value Index Fund	(526,176)	(128,677)
		$(1,066,379)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 41

  UltraShort Russell2000 Growth  SKK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.6%
	Federal Home Loan Bank
$1,303,628	0.00%, due 06/03/13	$1,303,628
	U.S. Treasury Bill
1,000,000	0.00%, due 08/29/13	999,829
	Total U.S. Government & Agency Securities (Cost $2,303,457)	2,303,457
	Repurchase Agreements (a)(b) — 76.8%
4,351,003	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $4,351,023	4,351,003
	Total Repurchase Agreements (Cost $4,351,003)	4,351,003
	Total Investment Securities (Cost $6,654,460) † — 117.4%	6,654,460
	Liabilities in excess of other assets — (17.4%)	(986,419)
	Net Assets — 100.0%	$5,668,041

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,184,912.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$(64,368)	$(5,779)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(2,226,890)	(50,941)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(3,856,735)	(85,671)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(851,785)	(192,807)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(714,419)	(47,590)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	(520,233)	(229,040)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Growth Index Fund	(3,101,858)	(359,287)
		$(971,115)

See accompanying notes to the financial statements.

42 :: Schedule of Portfolio Investments :: May 31, 2013

  SBM  Short Basic Materials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 24.3%
	Federal Home Loan Bank
$1,162,171	0.00%, due 06/03/13	$1,162,171
	Total U.S. Government & Agency Security (Cost $1,162,171)	1,162,171
	Repurchase Agreements (a)(b) — 73.4%
3,515,334	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,515,349	3,515,334
	Total Repurchase Agreements (Cost $3,515,334)	3,515,334
	Total Investment Securities (Cost $4,677,505) † — 97.7%	4,677,505
	Other assets less liabilities — 2.3%	109,900
	Net Assets — 100.0%	$4,787,405

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $692,796.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,984,688)	$(73,853)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(163,691)	(3,181)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(315,691)	(2,085)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(545,403)	(136,310)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(612,453)	(30,924)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(159,793)	(20,519)
		$(266,872)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 43

  Short Financials  SEF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 59.7%
	Federal Home Loan Bank
$7,096,544	0.00%, due 06/03/13	$7,096,544
	U.S. Treasury Bills
2,000,000	0.00%, due 06/13/13	1,999,959
14,000,000	0.00%, due 08/29/13	13,997,973
	Total U.S. Government & Agency Securities (Cost $23,094,476)	23,094,476
	Repurchase Agreements (a)(b) — 56.7%
21,944,808	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $21,944,906	21,944,808
	Total Repurchase Agreements (Cost $21,944,808)	21,944,808
	Total Investment Securities (Cost $45,039,284) † — 116.4%	45,039,284
	Liabilities in excess of other assets — (16.4%)	(6,334,259)
	Net Assets — 100.0%	$38,705,025

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $11,121,083.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	$(23,322,403)	$(1,986,777)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(791,275)	(21,436)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(454,990)	(53,943)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(1,669,627)	(33,653)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(3,637,241)	(913,124)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(8,384,293)	(3,241,535)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(414,971)	(18,212)
		$(6,268,680)

See accompanying notes to the financial statements.

44 :: Schedule of Portfolio Investments :: May 31, 2013

  DDG  Short Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.7%
	Federal Home Loan Bank
$1,082,527	0.00%, due 06/03/13	$1,082,527
	Total U.S. Government & Agency Security (Cost $1,082,527)	1,082,527
	Repurchase Agreements (a)(b) — 79.8%
3,354,602	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,354,617	3,354,602
	Total Repurchase Agreements (Cost $3,354,602)	3,354,602
	Total Investment Securities (Cost $4,437,129) † — 105.5%	4,437,129
	Liabilities in excess of other assets — (5.5%)	(230,506)
	Net Assets — 100.0%	$4,206,623

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $725,493.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$(706,356)	$(22,885)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(51,128)	(207)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(68,075)	(274)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(286,088)	(3,265)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(1,661,128)	(88,958)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,252,211)	(170,358)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(170,217)	(4,363)
		$(290,310)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 45

  Short Real Estate  REK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.4%
	Federal Home Loan Bank
$3,294,859	0.00%, due 06/03/13	$3,294,859
	U.S. Treasury Bills
4,000,000	0.00%, due 08/29/13	3,999,357
2,000,000	0.00%, due 09/26/13	1,999,708
	Total U.S. Government & Agency Securities (Cost $9,293,924)	9,293,924
	Repurchase Agreements (a)(b) — 59.5%
10,753,669	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $10,753,717	10,753,669
	Total Repurchase Agreements (Cost $10,753,669)	10,753,669
	Total Investment Securities (Cost $20,047,593) † — 110.9%	20,047,593
	Liabilities in excess of other assets — (10.9%)	(1,976,735)
	Net Assets — 100.0%	$18,070,858

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,641,437.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(2,199,781)	$(238,836)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(42,696)	3,066
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(2,416,650)	87,504
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(661,785)	(354,561)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(11,012,007)	(1,515,782)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(1,719,808)	75,907
		$(1,942,702)

See accompanying notes to the financial statements.

46 :: Schedule of Portfolio Investments :: May 31, 2013

  KRS  Short KBW Regional Banking

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.2%
	Federal Home Loan Bank
$269,418	0.00%, due 06/03/13	$269,418
	U.S. Treasury Bill
300,000	0.00%, due 08/29/13	299,949
	Total U.S. Government & Agency Securities (Cost $569,367)	569,367
	Repurchase Agreements (a)(b) — 103.2%
1,945,242	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,945,251	1,945,242
	Total Repurchase Agreements (Cost $1,945,242)	1,945,242
	Total Investment Securities (Cost $2,514,609) † — 133.4%	2,514,609
	Liabilities in excess of other assets — (33.4%)	(629,777)
	Net Assets — 100.0%	$1,884,832

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,290,914.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(12,704)	$(430)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(185,223)	(4,501)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(93,089)	(6,797)
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(1,494,433)	(597,672)
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(97,918)	(10,316)
		$(619,716)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 47

  UltraShort Basic Materials  SMN

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.3%
	Federal Home Loan Bank
$5,655,872	0.00%, due 06/03/13	$5,655,872
	U.S. Treasury Bills
2,000,000	0.00%, due 06/13/13	1,999,960
6,000,000	0.00%, due 08/29/13	5,999,050
1,000,000	0.00%, due 09/26/13	999,862
	Total U.S. Government & Agency Securities (Cost $14,654,744)	14,654,744
	Repurchase Agreements (a)(b) — 90.9%
27,572,094	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $27,572,223	27,572,094
	Total Repurchase Agreements (Cost $27,572,094)	27,572,094
	Total Investment Securities (Cost $42,226,838) † — 139.2%	42,226,838
	Liabilities in excess of other assets — (39.2%)	(11,887,375)
	Net Assets — 100.0%	$30,339,463

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $15,335,670.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$(7,957,877)	$(196,910)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(383,537)	(7,454)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(5,870,948)	(170,990)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(4,462,382)	(1,106,312)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(3,096,337)	(668,246)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(6,330,268)	(554,486)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	(17,910,373)	(1,543,936)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	(14,663,448)	(613,706)
		$(4,862,040)

See accompanying notes to the financial statements.

48 :: Schedule of Portfolio Investments :: May 31, 2013

  BIS  UltraShort Nasdaq Biotechnology

Principal Amount		Value
	U.S. Government & Agency Security (a) — 14.3%
	Federal Home Loan Bank
$651,969	0.00%, due 06/03/13	$651,969
	Total U.S. Government & Agency Security (Cost $651,969)	651,969
	Repurchase Agreements (a)(b) — 120.1%
5,496,546	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $5,496,573	5,496,546
	Total Repurchase Agreements (Cost $5,496,546)	5,496,546
	Total Investment Securities (Cost $6,148,515) † — 134.4%	6,148,515
	Liabilities in excess of other assets — (34.4%)	(1,572,270)
	Net Assets — 100.0%	$4,576,245

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,913,124.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$(307,569)	$(6,224)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	(265,488)	(119,207)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(870,676)	(2,512)
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(395,576)	(31,843)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(228,216)	21,916
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(2,292,720)	(398,661)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(24,680)	(18,317)
Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	(955,833)	(347,686)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Nasdaq Biotechnology Index Fund	(3,804,070)	(666,665)
		$(1,569,199)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 49

  UltraShort Consumer Goods  SZK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.8%
	Federal Home Loan Bank
$1,297,002	0.00%, due 06/03/13	$1,297,002
	Total U.S. Government & Agency Security (Cost $1,297,002)	1,297,002
	Repurchase Agreements (a)(b) — 81.8%
4,120,894	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $4,120,913	4,120,894
	Total Repurchase Agreements (Cost $4,120,894)	4,120,894
	Total Investment Securities (Cost $5,417,896) † — 107.6%	5,417,896
	Liabilities in excess of other assets — (7.6%)	(381,011)
	Net Assets — 100.0%	$5,036,885

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $970,897.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	$(78,957)	$(9,967)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(167,437)	1,028
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(4,502,446)	6,711
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	(800,721)	(1,742)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,841,435)	(204,445)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,361,307)	13,081
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	(132,111)	(107,268)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	(183,251)	(66,663)
		$(369,265)

See accompanying notes to the financial statements.

50 :: Schedule of Portfolio Investments :: May 31, 2013

  SCC  UltraShort Consumer Services

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.3%
	Federal Home Loan Bank
$1,392,921	0.00%, due 06/03/13	$1,392,921
	U.S. Treasury Bill
700,000	0.00%, due 06/13/13	699,986
	Total U.S. Government & Agency Securities (Cost $2,092,907)	2,092,907
	Repurchase Agreements (a)(b) — 84.8%
5,171,972	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $5,171,995	5,171,972
	Total Repurchase Agreements (Cost $5,171,972)	5,171,972
	Total Investment Securities (Cost $7,264,879) † — 119.1%	7,264,879
	Liabilities in excess of other assets — (19.1%)	(1,167,170)
	Net Assets — 100.0%	$6,097,709

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $2,059,014.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	$(315,414)	$(82,015)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(198,883)	(755)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(2,199,134)	(21,239)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,586,605)	(150,644)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,908,853)	(509,421)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,464,758)	(10,009)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	(299,319)	(283,651)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	(233,741)	(90,955)
		$(1,148,689)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 51

  UltraShort Financials  SKF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.4%
	Federal Home Loan Bank
$15,866,775	0.00%, due 06/03/13	$15,866,775
	U.S. Treasury Bills
10,000,000	0.00%, due 08/29/13	9,998,925
15,000,000	0.00%, due 09/26/13	14,997,887
	Total U.S. Government & Agency Securities (Cost $40,863,587)	40,863,587
	Repurchase Agreements (a)(b) — 74.7%
91,292,427	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $91,292,858	91,292,427
	Total Repurchase Agreements (Cost $91,292,427)	91,292,427
	Total Investment Securities (Cost $132,156,014) † — 108.1%	132,156,014
	Liabilities in excess of other assets — (8.1%)	(9,910,668)
	Net Assets — 100.0%	$122,245,346

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $53,990,024.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	$(1,582,611)	$(215,290)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(4,060,666)	(110,004)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(1,744,181)	(46,931)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(13,816,477)	(457,130)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(53,072,675)	986,006
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(33,127,548)	(10,467,661)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(7,998,251)	(413,453)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(2,498,724)	(1,386,367)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(126,596,004)	2,368,003
		$(9,742,827)

See accompanying notes to the financial statements.

52 :: Schedule of Portfolio Investments :: May 31, 2013

  RXD  UltraShort Health Care

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.8%
	Federal Home Loan Bank
$721,679	0.00%, due 06/03/13	$721,679
	U.S. Treasury Bill
600,000	0.00%, due 08/29/13	599,898
	Total U.S. Government & Agency Securities (Cost $1,321,577)	1,321,577
	Repurchase Agreements (a)(b) — 99.9%
3,405,087	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,405,104	3,405,087
	Total Repurchase Agreements (Cost $3,405,087)	3,405,087
	Total Investment Securities (Cost $4,726,664) † — 138.7%	4,726,664
	Liabilities in excess of other assets — (38.7%)	(1,318,241)
	Net Assets — 100.0%	$3,408,423

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,652,362.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	$(43,865)	$(26,952)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(54,896)	(874)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(1,200,959)	(28,079)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	(4,054,180)	(766,770)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(729,164)	(119,602)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(510,552)	(18,487)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	(96,077)	(63,744)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	(125,060)	(286,474)
		$(1,310,982)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 53

  UltraShort Industrials  SIJ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 18.6%
	Federal Home Loan Bank
$905,556	0.00%, due 06/03/13	$905,556
	Total U.S. Government & Agency Security (Cost $905,556)	905,556
	Repurchase Agreements (a)(b) — 101.4%
4,923,503	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $4,923,525	4,923,503
	Total Repurchase Agreements (Cost $4,923,503)	4,923,503
	Total Investment Securities (Cost $5,829,059) † — 120.0%	5,829,059
	Liabilities in excess of other assets — (20.0%)	(973,450)
	Net Assets — 100.0%	$4,855,609

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $2,724,197.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	$(60,798)	$(11,452)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(594,064)	(2,527)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(1,391,170)	(38,346)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(162,873)	6,172
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(2,381,629)	(526,143)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(64,674)	(44,658)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	(1,540,162)	(103,060)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	(3,517,673)	(237,791)
		$(957,805)

See accompanying notes to the financial statements.

54 :: Schedule of Portfolio Investments :: May 31, 2013

  DUG  UltraShort Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.2%
	Federal Home Loan Bank
$15,518,137	0.00%, due 06/03/13	$15,518,137
	U.S. Treasury Bills
18,000,000	0.00%, due 08/29/13	17,997,718
3,000,000	0.00%, due 09/26/13	2,999,586
	Total U.S. Government & Agency Securities (Cost $36,515,441)	36,515,441
	Repurchase Agreements (a)(b) — 62.5%
48,335,110	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $48,335,327	48,335,110
	Total Repurchase Agreements (Cost $48,335,110)	48,335,110
	Total Investment Securities (Cost $84,850,551) † — 109.7%	84,850,551
	Liabilities in excess of other assets — (9.7%)	(7,502,556)
	Net Assets — 100.0%	$77,347,995

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $11,778,441.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$(365,560)	$170,267
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,248,895)	(5,068)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(2,764,845)	(11,116)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(37,058,867)	(670,483)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(47,089,360)	(3,093,476)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(16,074,786)	(1,632,850)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(47,502,713)	(234,863)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	(1,407,733)	115,821
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	(1,183,713)	375,489
		$(4,986,279)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 55

  UltraShort Real Estate  SRS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.8%
	Federal Home Loan Bank
$12,768,848	0.00%, due 06/03/13	$12,768,848
	U.S. Treasury Bills
16,000,000	0.00%, due 08/29/13	15,997,801
4,000,000	0.00%, due 09/26/13	3,999,447
	Total U.S. Government & Agency Securities (Cost $32,766,096)	32,766,096
	Repurchase Agreements (a)(b) — 65.4%
41,373,550	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $41,373,735	41,373,550
	Total Repurchase Agreements (Cost $41,373,550)	41,373,550
	Total Investment Securities (Cost $74,139,646) † — 117.2%	74,139,646
	Liabilities in excess of other assets — (17.2%)	(10,869,839)
	Net Assets — 100.0%	$63,269,807

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $12,694,955.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(430,243)	$(250,987)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(668,199)	47,980
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(5,607,717)	405,597
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(23,117,951)	872,300
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(45,231,655)	(458,449)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(30,865,757)	(3,212,269)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(14,787,749)	805,267
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	(2,730,673)	(2,235,973)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Real Estate Index Fund	(3,056,984)	(2,259,031)
		$(6,285,565)

See accompanying notes to the financial statements.

56 :: Schedule of Portfolio Investments :: May 31, 2013

  SSG  UltraShort Semiconductors

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.6%
	Federal Home Loan Bank
$3,310,202	0.00%, due 06/03/13	$3,310,202
	U.S. Treasury Bills
1,000,000	0.00%, due 06/13/13	999,981
300,000	0.00%, due 08/29/13	299,949
	Total U.S. Government & Agency Securities (Cost $4,610,132)	4,610,132
	Repurchase Agreements (a)(b) — 91.3%
12,176,455	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $12,176,511	12,176,455
	Total Repurchase Agreements (Cost $12,176,455)	12,176,455
	Total Investment Securities (Cost $16,786,587) † — 125.9%	16,786,587
	Liabilities in excess of other assets — (25.9%)	(3,451,291)
	Net Assets — 100.0%	$13,335,296

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $4,137,045.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	$(50,964)	$(4,048)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(141,794)	(3,170)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(9,036,916)	(112,134)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	(9,280,992)	(1,181,792)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(8,073,120)	(2,122,485)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(65,819)	(7,292)
		$(3,430,921)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 57

  UltraShort Technology  REW

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.7%
	Federal Home Loan Bank
$1,715,111	0.00%, due 06/03/13	$1,715,111
	Total U.S. Government & Agency Security (Cost $1,715,111)	1,715,111
	Repurchase Agreements (a)(b) — 81.7%
6,471,646	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $6,471,677	6,471,646
	Total Repurchase Agreements (Cost $6,471,646)	6,471,646
	Total Investment Securities (Cost $8,186,757) † — 103.4%	8,186,757
	Liabilities in excess of other assets — (3.4%)	(270,076)
	Net Assets — 100.0%	$7,916,681

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $2,306,197.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	$(563,167)	$(111,249)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(78,835)	(1,478)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(1,737,087)	(24,879)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	(241,793)	27,113
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(4,942,467)	80,582
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(255,264)	(40,927)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	(3,602,461)	(250,009)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	(4,416,395)	(277,712)
		$(598,559)

See accompanying notes to the financial statements.

58 :: Schedule of Portfolio Investments :: May 31, 2013

  TLL  UltraShort Telecommunications

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.3%
	Federal Home Loan Bank
$325,068	0.00%, due 06/03/13	$325,068
	Total U.S. Government & Agency Security (Cost $325,068)	325,068
	Repurchase Agreements (a)(b) — 107.6%
1,500,148	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,500,155	1,500,148
	Total Repurchase Agreements (Cost $1,500,148)	1,500,148
	Total Investment Securities (Cost $1,825,216) † — 130.9%	1,825,216
	Liabilities in excess of other assets — (30.9%)	(430,731)
	Net Assets — 100.0%	$1,394,485

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $710,663.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(28,056)	$(15,954)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(12,439)	198
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(928,088)	4,959
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(612,524)	(158,915)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(717,800)	(71,567)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(385,714)	8,039
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	(60,959)	(135,893)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	(44,804)	(53,688)
		$(422,821)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 59

  UltraShort Utilities  SDP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.9%
	Federal Home Loan Bank
$756,582	0.00%, due 06/03/13	$756,582
	U.S. Treasury Bill
400,000	0.00%, due 08/29/13	399,932
	Total U.S. Government & Agency Securities (Cost $1,156,514)	1,156,514
	Repurchase Agreements (a)(b) — 71.7%
2,969,197	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,969,209	2,969,197
	Total Repurchase Agreements (Cost $2,969,197)	2,969,197
	Total Investment Securities (Cost $4,125,711) † — 99.6%	4,125,711
	Other assets less liabilities — 0.4%	17,256
	Net Assets — 100.0%	$4,142,967

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,131,704.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	$(216,557)	$(1,380)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(51,479)	3,150
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(1,687,239)	55,262
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	(177,296)	(9,458)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(937,286)	(75,837)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(816,482)	33,743
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	(3,555,446)	26,906
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	(823,507)	(4,347)
		$28,039

See accompanying notes to the financial statements.

60 :: Schedule of Portfolio Investments :: May 31, 2013

  FINZ  UltraPro Short Financials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.1%
	Federal Home Loan Bank
$471,388	0.00%, due 06/03/13	$471,388
	Total U.S. Government & Agency Security (Cost $471,388)	471,388
	Repurchase Agreements (a)(b) — 100.5%
2,141,005	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,141,014	2,141,005
	Total Repurchase Agreements (Cost $2,141,005)	2,141,005
	Total Investment Securities (Cost $2,612,393) † — 122.6%	2,612,393
	Liabilities in excess of other assets — (22.6%)	(482,010)
	Net Assets — 100.0%	$2,130,383

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $996,155.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$(86,409)	$(2,341)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(519,758)	(29,539)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(5,082,994)	(243,878)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(168,157)	(18,996)
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(361,139)	(144,389)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(71,928)	(29,406)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	(99,655)	318
		$(468,231)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 61

  Short MSCI EAFE  EFZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.6%
	Federal Home Loan Bank
$29,919,917	0.00%, due 06/03/13	$29,919,917
	U.S. Treasury Bills
15,000,000	0.00%, due 06/13/13	14,999,723
10,000,000	0.00%, due 08/29/13	9,998,121
20,000,000	0.00%, due 09/26/13	19,997,156
	Total U.S. Government & Agency Securities (Cost $74,914,917)	74,914,917
	Repurchase Agreements (a)(b) — 64.4%
101,365,849	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $101,366,306	101,365,849
	Total Repurchase Agreements (Cost $101,365,849)	101,365,849
	Total Investment Securities (Cost $176,280,766) † — 112.0%	176,280,766
	Liabilities in excess of other assets — (12.0%)	(18,851,562)
	Net Assets — 100.0%	$157,429,204

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $36,166,195.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(24,168,571)	$(8,591,614)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(30,455,608)	(4,648,627)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	(31,151,767)	(2,657,987)
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(43,432,637)	(6,868,534)
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(27,173,765)	(8,106,033)
		$(30,872,795)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

62 :: Schedule of Portfolio Investments :: May 31, 2013

  EUM  Short MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.6%
	Federal Home Loan Bank
$41,455,146	0.00%, due 06/03/13	$41,455,146
	U.S. Treasury Bills
10,000,000	0.00%, due 06/13/13	9,999,815
20,000,000	0.00%, due 08/29/13	19,996,737
35,000,000	0.00%, due 09/26/13	34,995,125
	Total U.S. Government & Agency Securities (Cost $106,446,823)	106,446,823
	Repurchase Agreements (a)(b) — 49.0%
114,625,175	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $114,625,680	114,625,175
	Total Repurchase Agreements (Cost $114,625,175)	114,625,175
	Total Investment Securities (Cost $221,071,998) † — 94.6%	221,071,998
	Other assets less liabilities — 5.4%	12,630,694
	Net Assets — 100.0%	$233,702,692

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $23,340,985.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(82,967,495)	$(7,515,852)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(45,873,867)	(631,261)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(34,231,106)	102,655
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	(2,429,934)	61,522
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Emerging Markets Index Fund	(16,359,995)	1,245,100
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(24,177,627)	1,933,247
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(26,947,593)	(3,971,032)
		$(8,775,621)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 63

  Short FTSE China 25  YXI

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.4%
	Federal Home Loan Bank
$750,746	0.00%, due 06/03/13	$750,746
	U.S. Treasury Bill
500,000	0.00%, due 08/29/13	499,928
	Total U.S. Government & Agency Securities (Cost $1,250,674)	1,250,674
	Repurchase Agreements (a)(b) — 62.0%
2,389,185	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,389,196	2,389,185
	Total Repurchase Agreements (Cost $2,389,185)	2,389,185
	Total Investment Securities (Cost $3,639,859) † — 94.4%	3,639,859
	Other assets less liabilities — 5.6%	216,201
	Net Assets — 100.0%	$3,856,060

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $780,849.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	$(840,579)	$(117,921)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(757,178)	39,990
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(502,144)	(8,566)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(1,729,556)	314,854
		$228,357

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

64 :: Schedule of Portfolio Investments :: May 31, 2013

  EFU  UltraShort MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.5%
	Federal Home Loan Bank
$1,102,712	0.00%, due 06/03/13	$1,102,712
	U.S. Treasury Bill
1,000,000	0.00%, due 08/29/13	999,856
	Total U.S. Government & Agency Securities (Cost $2,102,568)	2,102,568
	Repurchase Agreements (a)(b) — 113.6%
7,357,712	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $7,357,747	7,357,712
	Total Repurchase Agreements (Cost $7,357,712)	7,357,712
	Total Investment Securities (Cost $9,460,280) † — 146.1%	9,460,280
	Liabilities in excess of other assets — (46.1%)	(2,986,134)
	Net Assets — 100.0%	$6,474,146

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $4,679,582.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(2,861,102)	$(829,553)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(4,466,768)	(544,916)
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(1,791,132)	(752,336)
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(3,796,155)	(2,213,861)
		$(4,340,666)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 65

  UltraShort MSCI Emerging Markets  EEV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.1%
	Federal Home Loan Bank
$8,431,336	0.00%, due 06/03/13	$8,431,336
	U.S. Treasury Bills
7,000,000	0.00%, due 08/29/13	6,998,754
2,000,000	0.00%, due 09/26/13	1,999,724
	Total U.S. Government & Agency Securities (Cost $17,429,814)	17,429,814
	Repurchase Agreements (a)(b) — 68.0%
34,720,973	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $34,721,133	34,720,973
	Total Repurchase Agreements (Cost $34,720,973)	34,720,973
	Total Investment Securities (Cost $52,150,787) † — 102.1%	52,150,787
	Liabilities in excess of other assets — (2.1%)	(1,051,056)
	Net Assets — 100.0%	$51,099,731

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $16,769,710.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(43,490,708)	$(192,468)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(18,552,228)	(21,221)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(9,036,420)	(99,727)
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(17,903,177)	(7,025,076)
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(12,800,558)	(2,375,663)
		$(9,714,155)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

66 :: Schedule of Portfolio Investments :: May 31, 2013

  EPV  UltraShort Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.1%
	Federal Home Loan Bank
$12,461,772	0.00%, due 06/03/13	$12,461,772
	U.S. Treasury Bills
13,000,000	0.00%, due 06/13/13	12,999,754
6,000,000	0.00%, due 08/29/13	5,999,036
8,000,000	0.00%, due 09/26/13	7,998,952
	Total U.S. Government & Agency Securities (Cost $39,459,514)	39,459,514
	Repurchase Agreements (a)(b) — 58.4%
47,882,972	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $47,883,192	47,882,972
	Total Repurchase Agreements (Cost $47,882,972)	47,882,972
	Total Investment Securities (Cost $87,342,486) † — 106.5%	87,342,486
	Liabilities in excess of other assets — (6.5%)	(5,335,170)
	Net Assets — 100.0%	$82,007,316

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $27,150,101.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort Europe had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® FTSE Europe ETF Shares	$(44,003,474)	$(11,049,229)
Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	(23,232,981)	(4,520,132)
Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	(27,667,912)	(2,382,504)
Swap Agreement with Morgan Stanley & Co. International plc, based on the Vanguard® FTSE Europe ETF Shares	(10,680,679)	(1,446,802)
Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	(35,045,992)	(2,273,960)
Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	(23,128,603)	(2,192,705)
		$(23,865,332)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 67

  UltraShort MSCI Pacific ex-Japan  JPX

Principal Amount		Value
	U.S. Government & Agency Security (a) — 19.4%
	Federal Home Loan Bank
$285,856	0.00%, due 06/03/13	$285,856
	Total U.S. Government & Agency Security (Cost $285,856)	285,856
	Repurchase Agreements (a)(b) — 75.4%
1,111,164	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,111,169	1,111,164
	Total Repurchase Agreements (Cost $1,111,164)	1,111,164
	Total Investment Securities (Cost $1,397,020) † — 94.8%	1,397,020
	Other assets less liabilities — 5.2%	75,876
	Net Assets — 100.0%	$1,472,896

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $416,911.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$(703,322)	$(69,052)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(558,421)	(19,528)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Pacific ex-Japan Index Fund	(689,082)	20,437
Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	(487,358)	(8,239)
Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(511,637)	10,551
		$(65,831)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

68 :: Schedule of Portfolio Investments :: May 31, 2013

  BZQ  UltraShort MSCI Brazil Capped

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.3%
	Federal Home Loan Bank
$2,494,909	0.00%, due 06/03/13	$2,494,909
	U.S. Treasury Bills
700,000	0.00%, due 06/13/13	699,986
1,000,000	0.00%, due 08/29/13	999,856
	Total U.S. Government & Agency Securities (Cost $4,194,751)	4,194,751
	Repurchase Agreements (a)(b) — 72.6%
12,032,230	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $12,032,288	12,032,230
	Total Repurchase Agreements (Cost $12,032,230)	12,032,230
	Total Investment Securities (Cost $16,226,981) † — 97.9%	16,226,981
	Other assets less liabilities — 2.1%	348,094
	Net Assets — 100.0%	$16,575,075

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $5,972,902.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil Capped had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	$(4,129,381)	$286,043
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	(12,572,858)	(594,193)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	(3,900,077)	311,994
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Brazil Capped Index Fund	(5,530,691)	(292,409)
Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	(1,359,162)	(506,979)
Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	(5,653,860)	285,216
		$(510,328)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 69

  UltraShort FTSE China 25  FXP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.7%
	Federal Home Loan Bank
$18,980,311	0.00%, due 06/03/13	$18,980,311
	U.S. Treasury Bills
22,000,000	0.00%, due 08/29/13	21,996,146
18,000,000	0.00%, due 09/26/13	17,997,514
	Total U.S. Government & Agency Securities (Cost $58,973,971)	58,973,971
	Repurchase Agreements (a)(b) — 52.4%
69,082,344	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $69,082,659	69,082,344
	Total Repurchase Agreements (Cost $69,082,344)	69,082,344
	Total Investment Securities (Cost $128,056,315) † — 97.1%	128,056,315
	Other assets less liabilities — 2.9%	3,828,705
	Net Assets — 100.0%	$131,885,020

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $35,713,963.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$(66,649,647)	$(3,677,334)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	(49,159,556)	1,890,424
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(63,793,447)	(2,121,886)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® FTSE China 25 Index Fund	(15,642,209)	696,633
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(35,379,358)	(3,905,401)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(32,769,219)	(5,822,685)
		$(12,940,249)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

70 :: Schedule of Portfolio Investments :: May 31, 2013

  EWV  UltraShort MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.8%
	Federal Home Loan Bank
$1,292,897	0.00%, due 06/03/13	$1,292,897
	U.S. Treasury Bills
1,000,000	0.00%, due 08/29/13	999,931
1,400,000	0.00%, due 10/10/13	1,399,707
	Total U.S. Government & Agency Securities (Cost $3,692,535)	3,692,535
	Repurchase Agreements (a)(b) — 85.2%
8,553,392	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $8,553,433	8,553,392
	Total Repurchase Agreements (Cost $8,553,392)	8,553,392
	Total Investment Securities (Cost $12,245,927) † — 122.0%	12,245,927
	Liabilities in excess of other assets — (22.0%)	(2,204,723)
	Net Assets — 100.0%	$10,041,204

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $5,413,365.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$(4,171,472)	$(1,050,529)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	(8,054,848)	(1,483,235)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	(885,797)	(137,476)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Japan Index Fund	(1,616,410)	(415,654)
Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	(2,981,179)	(833,276)
Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	(2,327,413)	(298,748)
		$(4,218,918)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 71

  UltraShort MSCI Mexico Capped IMI  SMK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.1%
	Federal Home Loan Bank
$623,493	0.00%, due 06/03/13	$623,493
	Total U.S. Government & Agency Security (Cost $623,493)	623,493
	Repurchase Agreements (a)(b) — 80.1%
1,992,348	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,992,358	1,992,348
	Total Repurchase Agreements (Cost $1,992,348)	1,992,348
	Total Investment Securities (Cost $2,615,841) † — 105.2%	2,615,841
	Liabilities in excess of other assets — (5.2%)	(129,158)
	Net Assets — 100.0%	$2,486,683

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $478,084.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	$(96,109)	$(29,178)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	(3,125,409)	(51,184)
Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	(1,773,197)	(324,442)
		$(404,804)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: May 31, 2013

  TBX  Short 7-10 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.4%
	Federal Home Loan Bank
$6,402,219	0.00%, due 06/03/13	$6,402,219
	U.S. Treasury Bills
4,000,000	0.00%, due 08/29/13	3,999,520
5,000,000	0.00%, due 09/26/13	4,999,269
	Total U.S. Government & Agency Securities (Cost $15,401,008)	15,401,008
	Repurchase Agreements (a)(b) — 51.4%
16,369,480	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $16,369,551	16,369,480
	Total Repurchase Agreements (Cost $16,369,480)	16,369,480
	Total Investment Securities (Cost $31,770,488) † — 99.8%	31,770,488
	Other assets less liabilities — 0.2%	63,112
	Net Assets — 100.0%	$31,833,600

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,440,510.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	5	09/19/13	$646,094	$1,244

Cash collateral in the amount of $7,416 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays U.S. 7-10 Year Treasury Bond Index	$(21,227,902)	$295,362
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(10,248,514)	(205,936)
		$89,426

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 73

  Short 20+ Year Treasury  TBF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.3%
	Federal Home Loan Bank
$222,179,588	0.00%, due 06/03/13	$222,179,588
	U.S. Treasury Bills
50,000,000	0.00%, due 06/06/13	49,999,403
30,000,000	0.00%, due 06/13/13	29,999,445
170,000,000	0.00%, due 08/29/13	169,982,249
60,000,000	0.00%, due 09/26/13	59,991,550
	Total U.S. Government & Agency Securities (Cost $532,152,235)	532,152,235
	Repurchase Agreements (a)(b) — 50.9%
571,543,017	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $571,545,507	571,543,017
	Total Repurchase Agreements (Cost $571,543,017)	571,543,017
	Total Investment Securities (Cost $1,103,695,252) † — 98.2%	1,103,695,252
	Other assets less liabilities — 1.8%	20,293,828
	Net Assets — 100.0%	$1,123,989,080

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $35,540,370.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	118	09/19/13	$16,523,688	$73,817

Cash collateral in the amount of $1,073,250 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$(301,892,541)	$20,154,701
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays U.S. 20+ Year Treasury Bond Index	(118,000,802)	1,738,404
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	(231,420,781)	(9,095,341)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays U.S. 20+ Year Treasury Bond Index	(395,399,411)	(472,611)
Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(68,418,726)	111,053
		$12,436,206

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: May 31, 2013

  SJB  Short High Yield

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.3%
	Federal Home Loan Bank
$9,480,763	0.00%, due 06/03/13	$9,480,763
	U.S. Treasury Bills
3,000,000	0.00%, due 06/13/13	2,999,939
2,000,000	0.00%, due 08/29/13	1,999,679
3,000,000	0.00%, due 09/26/13	2,999,586
	Total U.S. Government & Agency Securities (Cost $17,479,967)	17,479,967
	Repurchase Agreements (a)(b) — 61.1%
28,658,094	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $28,658,222	28,658,094
	Total Repurchase Agreements (Cost $28,658,094)	28,658,094
	Total Investment Securities (Cost $46,138,061) † — 98.4%	46,138,061
	Other assets less liabilities — 1.6%	735,828
	Net Assets — 100.0%	$46,873,889

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $5,632,388.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short High Yield had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$(24,133,735)	$(3,237,132)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on iShares® iBoxx $ High Yield Corporate Bond Fund	(22,680,166)	(770,377)
		$(4,007,509)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 75

  Short Investment Grade Corporate  IGS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.7%
	Federal Home Loan Bank
$224,885	0.00%, due 06/03/13	$224,885
	U.S. Treasury Bill
300,000	0.00%, due 08/29/13	299,949
	Total U.S. Government & Agency Securities (Cost $524,834)	524,834
	Repurchase Agreements (a)(b) — 51.0%
817,461	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $817,463	817,461
	Total Repurchase Agreements (Cost $817,461)	817,461
	Total Investment Securities (Cost $1,342,295) † — 83.7%	1,342,295
	Other assets less liabilities — 16.3%	262,094
	Net Assets — 100.0%	$1,604,389

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $271,290.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short Investment Grade Corporate had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	$(934,505)	$30,525
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	(575,064)	(57,238)
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	(100,307)	18,832
		$(7,881)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

76 :: Schedule of Portfolio Investments :: May 31, 2013

  TBZ  UltraShort 3-7 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.7%
	Federal Home Loan Bank
$999,302	0.00%, due 06/03/13	$999,302
	U.S. Treasury Bills
300,000	0.00%, due 06/13/13	299,994
1,000,000	0.00%, due 08/29/13	999,829
	Total U.S. Government & Agency Securities (Cost $2,299,125)	2,299,125
	Repurchase Agreements (a)(b) — 56.7%
2,728,508	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,728,520	2,728,508
	Total Repurchase Agreements (Cost $2,728,508)	2,728,508
	Total Investment Securities (Cost $5,027,633) † — 104.4%	5,027,633
	Liabilities in excess of other assets — (4.4%)	(209,977)
	Net Assets — 100.0%	$4,817,656

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $301,526.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 3-7 Year Treasury Bond Index	$(2,134,822)	$653
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 3-7 Year Treasury Bond Index	(5,370,746)	(132,987)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 3-7 Year Treasury Bond Index	(2,170,655)	(66,751)
		$(199,085)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 77

  UltraShort 7-10 Year Treasury  PST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.1%
	Federal Home Loan Bank
$61,508,146	0.00%, due 06/03/13	$61,508,146
	U.S. Treasury Bills
17,000,000	0.00%, due 08/29/13	16,996,996
20,000,000	0.00%, due 09/26/13	19,997,075
50,000,000	0.00%, due 10/10/13	49,989,447
	Total U.S. Government & Agency Securities (Cost $148,491,664)	148,491,664
	Repurchase Agreements (a)(b) — 58.5%
180,627,961	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $180,628,763	180,627,961
	Total Repurchase Agreements (Cost $180,627,961)	180,627,961
	Total Investment Securities (Cost $329,119,625) † — 106.6%	329,119,625
	Liabilities in excess of other assets — (6.6%)	(20,396,158)
	Net Assets — 100.0%	$308,723,467

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $36,844,644.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	17	09/19/13	$2,196,719	$4,228

Cash collateral in the amount of $69,794 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	$(137,871,109)	$2,989,327
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(20,390,069)	198,028
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(101,218,578)	(3,125,794)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(37,348,897)	(3,090,143)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(319,773,193)	(17,160,024)
		$(20,188,606)

See accompanying notes to the financial statements.

78 :: Schedule of Portfolio Investments :: May 31, 2013

  TBT  UltraShort 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.9%
	Federal Home Loan Bank
$709,703,650	0.00%, due 06/03/13	$709,703,650
	U.S. Treasury Bills
150,000,000	0.00%, due 06/13/13	149,996,208
637,500,000	0.00%, due 08/29/13	637,427,854
200,000,000	0.00%, due 10/10/13	199,958,153
	Total U.S. Government & Agency Securities (Cost $1,697,085,865)	1,697,085,865
	Repurchase Agreements (a)(b) — 48.7%
1,882,178,329	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,882,186,565	1,882,178,329
	Total Repurchase Agreements (Cost $1,882,178,329)	1,882,178,329
	Total Investment Securities (Cost $3,579,264,194) † — 92.6%	3,579,264,194
	Other assets less liabilities — 7.4%	284,167,606
	Net Assets — 100.0%	$3,863,431,800

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $164,742,288.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	192	09/19/13	$26,886,000	$120,110

Cash collateral in the amount of $4,697,996 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$(1,342,956,541)	$101,402,810
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays U.S. 20+ Year Treasury Bond Index	(95,387,803)	1,405,267
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,050,803,361)	(49,518,309)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(97,376,592)	10,019,046
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,877,322,694)	137,072,235
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays U.S. 20+ Year Treasury Bond Index	(2,056,468,440)	34,596,834
Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(1,194,787,399)	16,695,881
		$251,673,764

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 79

  UltraShort TIPS  TPS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.4%
	Federal Home Loan Bank
$1,649,889	0.00%, due 06/03/13	$1,649,889
	U.S. Treasury Bill
1,000,000	0.00%, due 08/29/13	999,829
	Total U.S. Government & Agency Securities (Cost $2,649,718)	2,649,718
	Repurchase Agreements (a)(b) — 60.0%
4,138,703	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $4,138,722	4,138,703
	Total Repurchase Agreements (Cost $4,138,703)	4,138,703
	Total Investment Securities (Cost $6,788,421) † — 98.4%	6,788,421
	Other assets less liabilities — 1.6%	110,731
	Net Assets — 100.0%	$6,899,152

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $858,596.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(12,725,657)	$424,793
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(1,082,827)	(302,472)
		$122,321

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: May 31, 2013

  TTT  UltraPro Short 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.5%
	Federal Home Loan Bank
$16,210,171	0.00%, due 06/03/13	$16,210,171
	Total U.S. Government & Agency Security (Cost $16,210,171)	16,210,171
	Repurchase Agreements (a)(b) — 65.9%
41,910,324	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $41,910,506	41,910,324
	Total Repurchase Agreements (Cost $41,910,324)	41,910,324
	Total Investment Securities (Cost $58,120,495) † — 91.4%	58,120,495
	Other assets less liabilities — 8.6%	5,437,069
	Net Assets — 100.0%	$63,557,564

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $2,541,067.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$(64,945,256)	$4,833,425
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(14,759,675)	851,173
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays U.S. 20+ Year Treasury Bond Index	(106,542,253)	2,643,748
Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(4,924,488)	5,500
		$8,333,846

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 81

GEARED PROSHARES – ULTRA

  Ultra Russell3000  UWC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.1%
153	3M Co. (Industrials)	0.3%	$16,871
348	AbbVie, Inc. (Health Care)	0.2%	14,856
449	Altria Group, Inc. (Consumer Staples)	0.3%	16,209
80	Amazon.com, Inc.* (Consumer Discretionary)	0.3%	21,522
221	American Express Co. (Financials)	0.3%	16,732
172	Amgen, Inc. (Health Care)	0.3%	17,291
207	Apple, Inc. (Information Technology)	1.5%	93,084
1,213	AT&T, Inc. (Telecommunication Services)	0.7%	42,443
2,380	Bank of America Corp. (Financials)	0.5%	32,511
393	Berkshire Hathaway, Inc., Class B* (Financials)	0.7%	44,830
165	Boeing Co. (The) (Industrials)	0.3%	16,338
373	Bristol-Myers Squibb Co. (Health Care)	0.3%	17,162
436	Chevron Corp. (Energy)	0.9%	53,519
1,183	Cisco Systems, Inc. (Information Technology)	0.5%	28,487
648	Citigroup, Inc. (Financials)	0.5%	33,690
858	Coca-Cola Co. (The) (Consumer Staples)	0.5%	34,311
593	Comcast Corp., Class A (Consumer Discretionary)	0.4%	23,809
279	ConocoPhillips (Energy)	0.3%	17,114
283	CVS Caremark Corp. (Consumer Staples)	0.3%	16,295
1,033	Exxon Mobil Corp. (Energy)	1.5%	93,456
2,340	General Electric Co. (Industrials)	0.9%	54,569
335	Gilead Sciences, Inc.* (Health Care)	0.3%	18,251
103	Goldman Sachs Group, Inc. (The) (Financials)	0.3%	16,694
57	Google, Inc., Class A* (Information Technology)	0.8%	49,613
338	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	26,587
1,111	Intel Corp. (Information Technology)	0.4%	26,975
241	International Business Machines Corp. (Information Technology)	0.8%	50,133
607	Johnson & Johnson (Health Care)	0.8%	51,097
841	JPMorgan Chase & Co. (Financials)	0.7%	45,910
224	McDonald's Corp. (Consumer Discretionary)	0.3%	21,632
672	Merck & Co., Inc. (Health Care)	0.5%	31,382
1,663	Microsoft Corp. (Information Technology)	0.9%	58,005
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
463	News Corp., Class A (Consumer Discretionary)	0.2%	$14,867
179	Occidental Petroleum Corp. (Energy)	0.3%	16,481
799	Oracle Corp. (Information Technology)	0.4%	26,974
345	PepsiCo, Inc. (Consumer Staples)	0.4%	27,866
1,567	Pfizer, Inc. (Health Care)	0.7%	42,669
377	Philip Morris International, Inc. (Consumer Staples)	0.5%	34,273
605	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	46,440
379	QUALCOMM, Inc. (Information Technology)	0.4%	24,059
295	Schlumberger Ltd. (Energy)	0.3%	21,544
418	U.S. Bancorp/MN (Financials)	0.2%	14,655
105	Union Pacific Corp. (Industrials)	0.3%	16,235
201	United Technologies Corp. (Industrials)	0.3%	19,075
628	Verizon Communications, Inc. (Telecommunication Services)	0.5%	30,445
115	Visa, Inc., Class A (Information Technology)	0.3%	20,486
373	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	27,915
395	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	24,917
1,082	Wells Fargo & Co. (Financials)	0.7%	43,875
67,135	Other Common Stocks	38.4%	2,412,812
	Total Common Stocks (Cost $3,633,366)		3,966,966
	Investment Companies — 0.0% ‡
2	Firsthand Technology Value Fund, Inc.*	0.0%	39
2	Stellus Capital Investment Corp.	0.0%	30
	Total Investment Companies (Cost $68)		69
Principal Amount
	U.S. Government & Agency Securities (a) — 4.7%
	Federal Home Loan Bank
$194,669	0.00%, due 06/03/13		194,669
	U.S. Treasury Bill
100,000	0.00%, due 08/29/13		99,986
	Total U.S. Government & Agency Securities (Cost $294,655)		294,655

See accompanying notes to the financial statements.

82 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UWC  Ultra Russell3000

Principal Amount		Value
	Repurchase Agreements (a)(b) — 15.9%
$999,219	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $999,223	$999,219
	Total Repurchase Agreements (Cost $999,219)	999,219
	Total Investment Securities (Cost $4,927,308) — 83.7%	5,260,909
	Other assets less liabilities — 16.3%	1,028,264
	Net Assets — 100.0%	$6,289,173

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $526,432.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,476
Aggregate gross unrealized depreciation	(26,503)
Net unrealized appreciation	$308,973
Federal income tax cost of investments	$4,951,936

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$165,700	$7,306
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	591,832	379,992
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	3,004,816	365,600
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	1,598,976	(3,111)
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	250,462	14,340
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	647,758	100,105
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 3000 Index Fund	2,352,511	221,561
		$1,085,793

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	8.1%
Consumer Staples	5.9%
Energy	6.1%
Financials	11.1%
Health Care	7.8%
Industrials	7.1%
Information Technology	11.0%
Materials	2.4%
Telecommunication Services	1.5%
Utilities	2.1%
Other[1]	36.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 83

  Ultra S&P500®  SSO

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 57.6%
60,939	3M Co. (Industrials)	0.3%	$6,719,744
151,742	AbbVie, Inc. (Health Care)	0.3%	6,477,866
192,943	Altria Group, Inc. (Consumer Staples)	0.3%	6,965,242
34,909	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	9,391,568
92,259	American Express Co. (Financials)	0.3%	6,984,929
141,725	American International Group, Inc.* (Financials)	0.2%	6,301,094
71,848	Amgen, Inc. (Health Care)	0.3%	7,222,879
90,148	Apple, Inc. (Information Technology)	1.7%	40,537,753
527,186	AT&T, Inc. (Telecommunication Services)	0.8%	18,446,238
1,038,730	Bank of America Corp. (Financials)	0.6%	14,189,052
175,095	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	19,973,087
65,332	Boeing Co. (The) (Industrials)	0.3%	6,469,175
157,184	Bristol-Myers Squibb Co. (Health Care)	0.3%	7,232,036
186,496	Chevron Corp. (Energy)	0.9%	22,892,384
511,862	Cisco Systems, Inc. (Information Technology)	0.5%	12,325,637
291,716	Citigroup, Inc. (Financials)	0.6%	15,166,315
367,941	Coca-Cola Co. (The) (Consumer Staples)	0.6%	14,713,961
253,387	Comcast Corp., Class A (Consumer Discretionary)	0.4%	10,173,488
117,214	ConocoPhillips (Energy)	0.3%	7,189,907
118,193	CVS Caremark Corp. (Consumer Staples)	0.3%	6,805,553
430,117	Exxon Mobil Corp. (Energy)	1.6%	38,912,685
998,219	General Electric Co. (Industrials)	1.0%	23,278,467
146,147	Gilead Sciences, Inc.* (Health Care)	0.3%	7,962,088
42,006	Goldman Sachs Group, Inc. (The) (Financials)	0.3%	6,808,332
25,634	Google, Inc., Class A* (Information Technology)	0.9%	22,312,090
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
143,535	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	$11,290,463
474,809	Intel Corp. (Information Technology)	0.5%	11,528,362
100,572	International Business Machines Corp. (Information Technology)	0.9%	20,920,987
268,346	Johnson & Johnson (Health Care)	0.9%	22,589,366
367,431	JPMorgan Chase & Co. (Financials)	0.8%	20,058,058
96,267	McDonald's Corp. (Consumer Discretionary)	0.4%	9,296,504
290,143	Merck & Co., Inc. (Health Care)	0.6%	13,549,678
723,696	Microsoft Corp. (Information Technology)	1.0%	25,242,516
77,328	Occidental Petroleum Corp. (Energy)	0.3%	7,119,589
354,499	Oracle Corp. (Information Technology)	0.5%	11,967,886
148,105	PepsiCo, Inc. (Consumer Staples)	0.5%	11,962,441
690,139	Pfizer, Inc. (Health Care)	0.8%	18,792,485
158,185	Philip Morris International, Inc. (Consumer Staples)	0.6%	14,380,598
262,234	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	20,129,082
164,938	QUALCOMM, Inc. (Information Technology)	0.4%	10,470,264
127,511	Schlumberger Ltd. (Energy)	0.4%	9,312,128
178,882	U.S. Bancorp/MN (Financials)	0.2%	6,271,603
45,052	Union Pacific Corp. (Industrials)	0.3%	6,965,940
80,956	United Technologies Corp. (Industrials)	0.3%	7,682,724
274,390	Verizon Communications, Inc. (Telecommunication Services)	0.5%	13,302,427
49,507	Visa, Inc., Class A (Information Technology)	0.4%	8,819,177
160,569	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	12,016,984
173,319	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	10,932,963

See accompanying notes to the financial statements.

84 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
470,577	Wells Fargo & Co. (Financials)	0.8%	$19,081,897
15,977,888	Other Common Stocks	30.0%	728,840,191
	Total Common Stocks (Cost $1,359,673,296)		1,397,975,883
Principal Amount
	U.S. Government & Agency Securities (a) — 19.9%
	Federal Home Loan Bank
$164,358,481	0.00%, due 06/03/13		164,358,481
	U.S. Treasury Bills
50,000,000	0.00%, due 06/06/13		49,999,403
170,000,000	0.00%, due 06/13/13		169,995,297
100,000,000	0.00%, due 08/29/13		99,986,835
	Total U.S. Government & Agency Securities (Cost $484,340,016)		484,340,016
	Repurchase Agreements (a)(b) — 18.6%
452,790,635	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $452,792,627		452,790,635
	Total Repurchase Agreements (Cost $452,790,635)		452,790,635
	Total Investment Securities (Cost $2,296,803,947) — 96.1%		2,335,106,534
	Other assets less liabilities — 3.9%		94,154,669
	Net Assets — 100.0%		$2,429,261,203

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $233,948,718.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,451,836
Aggregate gross unrealized depreciation	(41,596,016)
Net unrealized appreciation	$37,855,820
Federal income tax cost of investments	$2,297,250,714

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	7,197	06/21/13	$586,195,650	$27,020,972

Cash collateral in the amount of $30,498,828 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 85

  Ultra S&P500®  SSO

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$205,416,064	$4,082,276
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	451,587,459	3,638,991
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	104,128,490	1,041,862
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	45,326,980	463,150
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	344,807,650	2,992,077
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	203,981,979	2,087,262
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	277,490,653	2,841,584
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	744,981,414	40,993,972
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	496,536,750	34,268,010
		$92,409,184

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	6.8%
Consumer Staples	6.1%
Energy	6.1%
Financials	9.6%
Health Care	7.3%
Industrials	5.8%
Information Technology	10.5%
Materials	1.9%
Telecommunication Services	1.6%
Utilities	1.9%
Other[1]	42.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

86 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) — 62.5%
	Consumer Discretionary — 10.7%
40,051	Amazon.com, Inc.*	$10,774,920
19,919	Bed Bath & Beyond, Inc.*	1,359,472
186,999	Comcast Corp., Class A	7,508,010
50,503	DIRECTV*	3,087,248
12,782	Discovery Communications, Inc., Class A*	1,007,988
20,023	Dollar Tree, Inc.*	961,905
10,800	Expedia, Inc.	620,568
5,225	Fossil, Inc.*	554,895
17,239	Garmin Ltd.	602,158
12,458	Liberty Global, Inc., Class A*	918,155
45,185	Liberty Interactive Corp., Class A*	1,014,403
30,363	Mattel, Inc.	1,358,744
134,534	News Corp., Class A	4,319,887
9,808	O'Reilly Automotive, Inc.*	1,068,189
4,389	priceline.com, Inc.*	3,528,449
19,597	Ross Stores, Inc.	1,260,087
9,372	Sears Holdings Corp.*	457,635
577,941	Sirius XM Radio, Inc.	2,011,235
59,379	Staples, Inc.	890,685
66,023	Starbucks Corp.	4,164,071
39,104	Viacom, Inc., Class B	2,576,563
23,737	Virgin Media, Inc.	1,178,779
8,891	Wynn Resorts Ltd.	1,208,198
		52,432,244
	Consumer Staples — 2.9%
38,388	Costco Wholesale Corp.	4,210,012
52,214	Kraft Foods Group, Inc.	2,878,558
156,698	Mondelez International, Inc., Class A	4,616,323
14,604	Monster Beverage Corp.*	797,232
32,660	Whole Foods Market, Inc.	1,693,748
		14,195,873
	Health Care — 8.5%
17,197	Alexion Pharmaceuticals, Inc.*	1,677,395
65,951	Amgen, Inc.	6,630,054
20,822	Biogen Idec, Inc.*	4,945,017
18,096	Catamaran Corp.*	890,685
36,894	Celgene Corp.*	4,561,943
15,174	Cerner Corp.*	1,491,301
12,587	DENTSPLY International, Inc.	525,633
72,116	Express Scripts Holding Co.*	4,479,846
134,146	Gilead Sciences, Inc.*	7,308,274
7,720	Henry Schein, Inc.*	743,359
3,536	Intuitive Surgical, Inc.*	1,759,266
15,009	Life Technologies Corp.*	1,112,167
34,856	Mylan, Inc.*	1,062,411
Shares		Value
	Common Stocks (a) (continued)
8,284	Perrigo Co.	$960,198
8,406	Regeneron Pharmaceuticals, Inc.*	2,033,159
19,148	Vertex Pharmaceuticals, Inc.*	1,537,776
		41,718,484
	Industrials — 1.3%
14,219	C.H. Robinson Worldwide, Inc.	806,075
18,192	Expeditors International of Washington, Inc.	710,034
26,140	Fastenal Co.	1,363,986
31,142	PACCAR, Inc.	1,669,211
7,587	Stericycle, Inc.*	832,749
14,810	Verisk Analytics, Inc., Class A*	871,124
		6,253,179
	Information Technology — 38.1%
98,129	Activision Blizzard, Inc.	1,416,002
43,952	Adobe Systems, Inc.*	1,885,980
15,640	Akamai Technologies, Inc.*	721,317
28,171	Altera Corp.	934,996
26,966	Analog Devices, Inc.	1,238,548
82,743	Apple, Inc.	37,207,872
105,737	Applied Materials, Inc.	1,607,202
19,707	Autodesk, Inc.*	743,545
42,733	Automatic Data Processing, Inc.	2,936,612
21,693	Avago Technologies Ltd.	818,043
24,197	Baidu, Inc. (ADR)*	2,338,398
12,589	BMC Software, Inc.*	570,219
45,645	Broadcom Corp., Class A	1,639,112
40,179	CA, Inc.	1,097,289
18,046	Check Point Software Technologies Ltd.*	903,744
469,828	Cisco Systems, Inc.	11,313,458
16,431	Citrix Systems, Inc.*	1,057,335
26,591	Cognizant Technology Solutions Corp., Class A*	1,719,108
153,200	Dell, Inc.	2,045,220
114,241	eBay, Inc.*	6,180,438
4,302	Equinix, Inc.*	871,757
6,924	F5 Networks, Inc.*	576,146
148,399	Facebook, Inc., Class A*	3,613,516
11,764	Fiserv, Inc.*	1,025,350
23,570	Google, Inc., Class A*	20,515,564
435,822	Intel Corp.	10,581,758
26,096	Intuit, Inc.	1,525,050
14,639	KLA-Tencor Corp.	824,029
20,485	Linear Technology Corp.	768,188
25,772	Maxim Integrated Products, Inc.	760,016
17,213	Microchip Technology, Inc.	627,930
90,026	Micron Technology, Inc.*	1,051,504
738,066	Microsoft Corp.	25,743,742
31,759	NetApp, Inc.*	1,191,915

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 87

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) (continued)
27,868	Nuance Communications, Inc.*	$529,492
55,058	NVIDIA Corp.	797,790
417,159	Oracle Corp.	14,083,288
32,052	Paychex, Inc.	1,193,296
151,395	QUALCOMM, Inc.	9,610,555
21,310	SanDisk Corp.*	1,257,716
31,627	Seagate Technology plc	1,362,491
60,726	Symantec Corp.*	1,359,655
97,346	Texas Instruments, Inc.	3,493,748
21,201	Western Digital Corp.	1,342,447
23,047	Xilinx, Inc.	936,861
104,210	Yahoo!, Inc.*	2,740,723
		186,758,965
	Materials — 0.3%
4,391	Randgold Resources Ltd. (ADR)	344,166
10,612	Sigma-Aldrich Corp.	887,800
		1,231,966
	Telecommunication Services — 0.7%
11,184	SBA Communications Corp., Class A*	841,820
86,782	Vodafone Group plc (ADR)	2,512,339
		3,354,159
	Total Common Stocks (Cost $300,764,710)	305,944,870
Principal Amount
	U.S. Government & Agency Securities (a) — 14.7%
	Federal Home Loan Bank
$27,209,384	0.00%, due 06/03/13	27,209,384
	U.S. Treasury Bills
15,000,000	0.00%, due 06/13/13	14,999,621
15,000,000	0.00%, due 08/29/13	14,997,330
15,000,000	0.00%, due 09/26/13	14,997,969
	Total U.S. Government & Agency Securities (Cost $72,204,304)	72,204,304
	Repurchase Agreements (a)(b) — 17.0%
83,221,530	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $83,221,901	83,221,530
	Total Repurchase Agreements (Cost $83,221,530)	83,221,530
	Total Investment Securities (Cost $456,190,544) — 94.2%	461,370,704
	Other assets less liabilities — 5.8%	28,259,163
	Net Assets — 100.0%	$489,629,867

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $62,771,868.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,594,251
Aggregate gross unrealized depreciation	(19,455,145)
Net unrealized appreciation	$5,139,106
Federal income tax cost of investments	$456,231,598

See accompanying notes to the financial statements.

88 :: Schedule of Portfolio Investments :: May 31, 2013

  QLD  Ultra QQQ®

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,118	06/21/13	$66,683,110	$4,155,367

Cash collateral in the amount of $2,941,335 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$55,286,688	$693,022
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	138,269,005	12,859,243
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	36,722,682	183,577
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	13,589,493	(42,849)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	5,173,961	55,020
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	69,087,932	(2,522,319)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	95,085,059	7,079,573
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	56,071,941	2,216,439
Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	137,327,834	5,559,490
		$26,081,196

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 89

  Ultra Dow30SM  DDM

Shares		Value
	Common Stocks (a) — 55.3%
	Consumer Discretionary — 6.7%
72,214	Home Depot, Inc. (The)	$5,680,353
72,214	McDonald's Corp.	6,973,706
72,214	Walt Disney Co. (The)	4,555,259
		17,209,318
	Consumer Staples — 5.4%
72,214	Coca-Cola Co. (The)	2,887,838
72,214	Procter & Gamble Co. (The)	5,543,146
72,214	Wal-Mart Stores, Inc.	5,404,496
		13,835,480
	Energy — 6.0%
72,214	Chevron Corp.	8,864,268
72,214	Exxon Mobil Corp.	6,533,201
		15,397,469
	Financials — 6.4%
72,214	American Express Co.	5,467,322
72,214	Bank of America Corp.	986,443
72,214	JPMorgan Chase & Co.	3,942,163
72,214	Travelers Cos., Inc. (The)	6,045,756
		16,441,684
	Health Care — 6.2%
72,214	Johnson & Johnson	6,078,974
72,214	Merck & Co., Inc.	3,372,394
72,214	Pfizer, Inc.	1,966,387
72,214	UnitedHealth Group, Inc.	4,522,763
		15,940,518
	Industrials — 11.6%
72,214	3M Co.	7,963,038
72,214	Boeing Co. (The)	7,150,630
72,214	Caterpillar, Inc.	6,195,961
72,214	General Electric Co.	1,684,030
72,214	United Technologies Corp.	6,853,109
		29,846,768
	Information Technology — 8.9%
72,214	Cisco Systems, Inc.	1,738,913
72,214	Hewlett-Packard Co.	1,763,466
72,214	Intel Corp.	1,753,356
72,214	International Business Machines Corp.	15,021,956
72,214	Microsoft Corp.	2,518,825
		22,796,516
	Materials — 1.8%
72,214	Alcoa, Inc.	613,819
72,214	E.I. du Pont de Nemours & Co.	4,028,819
		4,642,638
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.3%
72,214	AT&T, Inc.	$2,526,768
72,214	Verizon Communications, Inc.	3,500,935
		6,027,703
	Total Common Stocks (Cost $135,807,694)	142,138,094
Principal Amount
	U.S. Government & Agency Securities (a) — 13.4%
	Federal Home Loan Bank
$14,353,115	0.00%, due 06/03/13	14,353,115
	U.S. Treasury Bills
10,000,000	0.00%, due 06/13/13	9,999,798
10,000,000	0.00%, due 08/29/13	9,998,925
	Total U.S. Government & Agency Securities (Cost $34,351,838)	34,351,838
	Repurchase Agreements (a)(b) — 15.8%
40,487,472	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $40,487,652	40,487,472
	Total Repurchase Agreements (Cost $40,487,472)	40,487,472
	Total Investment Securities (Cost $210,647,004) — 84.5%	216,977,404
	Other assets less liabilities — 15.5%	39,721,265
	Net Assets — 100.0%	$256,698,669

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $33,234,379.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,172,468
Aggregate gross unrealized depreciation	(2,842,068)
Net unrealized appreciation	$6,330,400
Federal income tax cost of investments	$210,647,004

See accompanying notes to the financial statements.

90 :: Schedule of Portfolio Investments :: May 31, 2013

  DDM  Ultra Dow30SM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	534	06/21/13	$40,354,380	$1,692,348

Cash collateral in the amount of $1,711,301 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$4,865,650	$63,035
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	96,592,831	20,207,877
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	32,096,887	392,009
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	2,413,018	49,694
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	27,883,007	6,919,508
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	32,508,262	1,945,257
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	134,539,529	8,754,532
		$38,331,912

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 91

  Ultra MidCap400  MVV

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 29.8%
1,691	Advance Auto Parts, Inc. (Consumer Discretionary)	0.1%	$137,850
1,207	Affiliated Managers Group, Inc.* (Financials)	0.2%	197,948
2,040	Albemarle Corp. (Materials)	0.1%	136,517
387	Alleghany Corp.* (Financials)	0.1%	150,930
1,145	Alliance Data Systems Corp.* (Information Technology)	0.2%	202,768
2,548	Alliant Energy Corp. (Utilities)	0.1%	125,514
5,586	AMETEK, Inc. (Industrials)	0.2%	241,036
2,134	ANSYS, Inc.* (Information Technology)	0.2%	158,983
2,890	Arthur J. Gallagher & Co. (Financials)	0.1%	126,235
1,687	Ashland, Inc. (Materials)	0.1%	150,008
2,405	B/E Aerospace, Inc.* (Industrials)	0.2%	152,573
1,940	Camden Property Trust (REIT) (Financials)	0.1%	134,345
3,169	Church & Dwight Co., Inc. (Consumer Staples)	0.2%	192,707
1,984	Cimarex Energy Co. (Energy)	0.1%	139,158
2,678	Cree, Inc.* (Information Technology)	0.2%	166,973
1,421	Energizer Holdings, Inc. (Consumer Staples)	0.1%	136,004
1,121	Equinix, Inc.* (Information Technology)	0.2%	227,159
870	Essex Property Trust, Inc. (REIT) (Financials)	0.1%	136,712
1,173	Everest Re Group Ltd. (Financials)	0.2%	152,032
1,491	Federal Realty Investment Trust (REIT) (Financials)	0.2%	160,655
4,934	Fidelity National Financial, Inc., Class A (Financials)	0.1%	129,814
3,771	Fortune Brands Home & Security, Inc. (Industrials)	0.2%	159,438
2,836	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.2%	207,397
2,011	Henry Schein, Inc.* (Health Care)	0.2%	193,639
4,674	HollyFrontier Corp. (Energy)	0.2%	231,363
6,147	Hologic, Inc.* (Health Care)	0.1%	127,550
2,078	J.B. Hunt Transport Services, Inc. (Industrials)	0.2%	153,065
6,851	LKQ Corp.* (Consumer Discretionary)	0.2%	167,713
696	Mettler-Toledo International, Inc.* (Health Care)	0.1%	151,909
1,337	Mohawk Industries, Inc.* (Consumer Discretionary)	0.1%	148,634
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,759	NCR Corp.* (Information Technology)	0.1%	$125,551
10,111	New York Community Bancorp, Inc. (Financials)	0.1%	132,252
5,398	NV Energy, Inc. (Utilities)	0.1%	126,529
2,483	Oceaneering International, Inc. (Energy)	0.2%	179,968
2,268	OGE Energy Corp. (Utilities)	0.2%	153,929
1,461	Polaris Industries, Inc. (Consumer Discretionary)	0.1%	139,540
2,863	Rayonier, Inc. (REIT) (Financials)	0.2%	158,610
4,454	Realty Income Corp. (REIT) (Financials)	0.2%	202,434
3,295	ResMed, Inc. (Health Care)	0.2%	158,160
1,649	Rock-Tenn Co., Class A (Materials)	0.2%	162,888
1,860	Signet Jewelers Ltd. (Consumer Discretionary)	0.1%	127,429
2,096	SL Green Realty Corp. (REIT) (Financials)	0.2%	182,310
3,531	Synopsys, Inc.* (Information Technology)	0.1%	128,705
1,589	Tractor Supply Co. (Consumer Discretionary)	0.2%	177,936
5,862	Trimble Navigation Ltd.* (Information Technology)	0.2%	163,550
5,744	UDR, Inc. (REIT) (Financials)	0.1%	139,981
2,042	Universal Health Services, Inc., Class B (Health Care)	0.1%	141,184
1,921	Valspar Corp. (The) (Materials)	0.1%	137,678
5,010	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	402,353
726,178	Other Common Stocks	22.1%	23,006,329
	Total Common Stocks (Cost $30,342,116)		31,043,945
Principal Amount
	U.S. Government & Agency Securities (a) — 31.0%
	Federal Home Loan Bank
$12,277,883	0.00%, due 06/03/13		12,277,883
	U.S. Treasury Bills
15,000,000	0.00%, due 06/13/13		14,999,570
5,000,000	0.00%, due 08/29/13		4,999,629
	Total U.S. Government & Agency Securities (Cost $32,277,082)		32,277,082

See accompanying notes to the financial statements.

92 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  MVV  Ultra MidCap400

Principal Amount		Value
	Repurchase Agreements (a)(b) — 32.4%
$33,774,370	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $33,774,517	$33,774,370
	Total Repurchase Agreements (Cost $33,774,370)	33,774,370
	Total Investment Securities (Cost $96,393,568) — 93.2%	97,095,397
	Other assets less liabilities — 6.8%	7,116,502
	Net Assets — 100.0%	$104,211,899

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $10,034,187.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,000,289
Aggregate gross unrealized depreciation	(298,538)
Net unrealized appreciation	$701,751
Federal income tax cost of investments	$96,393,646

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	153	06/21/13	$18,101,430	$1,061,551

Cash collateral in the amount of $750,357 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$9,311,570	$125,989
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	16,302,065	126,052
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	20,165,949	363,083
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	10,892,911	135,769
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	9,689,098	119,471
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	10,267,490	129,496
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	56,725,777	3,879,656
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	25,965,335	3,307,849
		$8,187,365

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 93

  Ultra MidCap400  MVV

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	4.0%
Consumer Staples	1.3%
Energy	1.6%
Financials	6.8%
Health Care	2.7%
Industrials	5.0%
Information Technology	4.6%
Materials	2.1%
Telecommunication Services	0.2%
Utilities	1.5%
Other[1]	70.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

94 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UWM  Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 13.5%
1,202	3D Systems Corp.* (Information Technology)	0.1%	$58,321
1,101	A. O. Smith Corp. (Industrials)	0.0%	43,159
599	Acuity Brands, Inc. (Industrials)	0.0%	44,967
1,005	Alaska Air Group, Inc.* (Industrials)	0.1%	57,104
1,731	Alkermes plc* (Health Care)	0.1%	54,094
1,323	Aspen Technology, Inc.* (Information Technology)	0.0%	40,510
507	athenahealth, Inc.* (Health Care)	0.0%	42,867
1,501	Avis Budget Group, Inc.* (Industrials)	0.1%	49,773
982	Axiall Corp. (Materials)	0.0%	42,373
1,263	Brunswick Corp. (Consumer Discretionary)	0.0%	42,399
659	Cabela's, Inc.* (Consumer Discretionary)	0.0%	44,193
423	Chart Industries, Inc.* (Industrials)	0.0%	41,149
710	CLARCOR, Inc. (Industrials)	0.0%	38,510
861	Cleco Corp. (Utilities)	0.0%	39,184
631	CommVault Systems, Inc.* (Information Technology)	0.0%	44,170
399	CoStar Group, Inc.* (Information Technology)	0.0%	44,612
895	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	49,180
2,088	Dana Holding Corp. (Consumer Discretionary)	0.0%	39,505
819	Domino's Pizza, Inc. (Consumer Discretionary)	0.1%	48,542
568	Dril-Quip, Inc.* (Energy)	0.1%	51,376
691	Eagle Materials, Inc. (Materials)	0.1%	50,961
536	FEI Co. (Information Technology)	0.0%	38,597
851	First Solar, Inc.* (Information Technology)	0.0%	46,277
2,326	FirstMerit Corp. (Financials)	0.0%	43,892
627	Genesee & Wyoming, Inc., Class A* (Industrials)	0.1%	55,834
1,077	Gulfport Energy Corp.* (Energy)	0.1%	51,362
745	HEICO Corp. (Industrials)	0.0%	37,682
1,408	Hexcel Corp.* (Industrials)	0.1%	48,956
1,110	Highwoods Properties, Inc. (REIT) (Financials)	0.0%	40,426
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
587	Jazz Pharmaceuticals plc* (Health Care)	0.0%	$39,898
475	Lufkin Industries, Inc. (Energy)	0.0%	41,924
265	Middleby Corp.* (Industrials)	0.0%	43,325
1,129	Oasis Petroleum, Inc.* (Energy)	0.0%	41,954
1,519	Ocwen Financial Corp.* (Financials)	0.1%	64,983
1,007	Old Dominion Freight Line, Inc.* (Industrials)	0.0%	43,361
1,584	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.1%	51,337
811	Pharmacyclics, Inc.* (Health Care)	0.1%	74,321
1,690	PTC, Inc.* (Information Technology)	0.0%	42,436
1,735	RLJ Lodging Trust (REIT) (Financials)	0.0%	40,183
849	Rosetta Resources, Inc.* (Energy)	0.0%	39,784
1,344	Seattle Genetics, Inc.* (Health Care)	0.0%	46,126
2,349	Starwood Property Trust, Inc. (REIT) (Financials)	0.1%	59,594
520	Teledyne Technologies, Inc.* (Industrials)	0.0%	40,154
858	Tenneco, Inc.* (Consumer Discretionary)	0.0%	38,061
5,064	Two Harbors Investment Corp. (REIT) (Financials)	0.1%	55,856
405	Ultimate Software Group, Inc.* (Information Technology)	0.0%	45,077
2,295	US Airways Group, Inc.* (Industrials)	0.0%	40,323
549	WEX, Inc.* (Information Technology)	0.0%	40,555
978	Woodward, Inc. (Industrials)	0.0%	38,289
1,047,937	Other Common Stocks	11.9%	17,397,116
	Total Common Stocks (Cost $19,410,765)		19,654,632
	Investment Companies — 0.0% ‡
121	Firsthand Technology Value Fund, Inc.*	0.0%	2,372
126	Stellus Capital Investment Corp.	0.0%	1,896
	Total Investment Companies (Cost $4,420)		4,268

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 95

  Ultra Russell2000  UWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.0%
	Federal Home Loan Bank
$17,432,934	0.00%, due 06/03/13	$17,432,934
	U.S. Treasury Bill
28,000,000	0.00%, due 08/29/13	27,997,107
	Total U.S. Government & Agency Securities (Cost $45,430,041)	45,430,041
	Repurchase Agreements (a)(b) — 35.0%
51,310,083	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $51,310,310	51,310,083
	Total Repurchase Agreements (Cost $51,310,083)	51,310,083
	Total Investment Securities (Cost $116,155,309) — 79.5%	116,399,024
	Other assets less liabilities — 20.5%	30,054,820
	Net Assets — 100.0%	$146,453,844

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $13,707,263.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,998
Aggregate gross unrealized depreciation	(104,080)
Net unrealized appreciation	$241,918
Federal income tax cost of investments	$116,157,106

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	189	06/21/13	$18,567,360	$966,787

Cash collateral in the amount of $1,169,091 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$1,888,567	$48,738
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	25,313,721	8,684,807
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	22,342,378	634,801
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	6,665,833	172,123
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	10,183,742	128,112
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	35,239,195	5,847,324
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12,277,074	664,243
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	57,469,985	2,843,566
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	83,309,042	6,573,893
		$25,597,607

See accompanying notes to the financial statements.

96 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UWM  Ultra Russell2000

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	2.0%
Consumer Staples	0.5%
Energy	0.8%
Financials	3.1%
Health Care	1.7%
Industrials	2.0%
Information Technology	2.2%
Materials	0.7%
Telecommunication Services	0.1%
Utilities	0.4%
Other[1]	86.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 97

  Ultra SmallCap600  SAA

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 52.1%
1,889	A. O. Smith Corp. (Industrials)	0.3%	$74,049
1,774	Actuant Corp., Class A (Industrials)	0.2%	60,316
1,750	Align Technology, Inc.* (Health Care)	0.2%	62,562
1,083	Belden, Inc. (Industrials)	0.2%	57,886
877	Bristow Group, Inc. (Energy)	0.2%	55,119
2,193	Brunswick Corp. (Consumer Discretionary)	0.3%	73,619
932	Casey's General Stores, Inc. (Consumer Staples)	0.2%	56,628
1,273	Centene Corp.* (Health Care)	0.2%	63,013
578	Cracker Barrel Old Country Store, Inc. (Consumer Discretionary)	0.2%	51,708
1,579	Cubist Pharmaceuticals, Inc.* (Health Care)	0.3%	86,766
2,865	Darling International, Inc.* (Consumer Staples)	0.2%	56,183
1,629	EMCOR Group, Inc. (Industrials)	0.2%	64,753
1,163	EnerSys* (Industrials)	0.2%	57,952
1,139	EPR Properties (REIT) (Financials)	0.2%	59,706
937	FEI Co. (Information Technology)	0.3%	67,473
2,914	Fifth & Pacific Cos., Inc.* (Consumer Discretionary)	0.2%	62,622
1,737	Geo Group, Inc. (The) (REIT) (Financials)	0.2%	60,482
1,656	Gulfport Energy Corp.* (Energy)	0.3%	78,975
1,256	Haemonetics Corp.* (Health Care)	0.2%	51,848
1,130	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.3%	75,281
2,161	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.2%	57,504
2,324	LaSalle Hotel Properties (REIT) (Financials)	0.2%	61,354
4,368	Lexington Realty Trust (REIT) (Financials)	0.2%	54,993
820	Lufkin Industries, Inc. (Energy)	0.3%	72,373
661	Lumber Liquidators Holdings, Inc.* (Consumer Discretionary)	0.2%	54,275
829	MAXIMUS, Inc. (Information Technology)	0.2%	61,868
3,601	Medical Properties Trust, Inc. (REIT) (Financials)	0.2%	53,439
1,030	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	70,009
1,102	Moog, Inc., Class A* (Industrials)	0.2%	55,177
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,718	Old Dominion Freight Line, Inc.* (Industrials)	0.3%	$73,977
1,414	PAREXEL International Corp.* (Health Care)	0.2%	64,606
1,845	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	62,343
2,414	PolyOne Corp. (Materials)	0.2%	62,016
1,129	Pool Corp. (Consumer Discretionary)	0.2%	58,087
411	Portfolio Recovery Associates, Inc.* (Financials)	0.2%	62,583
1,327	Post Properties, Inc. (REIT) (Financials)	0.2%	63,431
1,499	ProAssurance Corp. (Financials)	0.3%	75,250
5,188	Prospect Capital Corp. (Financials)	0.2%	53,903
1,264	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	76,687
1,126	Southwest Gas Corp. (Utilities)	0.2%	53,316
1,427	Stifel Financial Corp.* (Financials)	0.2%	51,358
4,540	Susquehanna Bancshares, Inc. (Financials)	0.2%	54,525
2,288	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	78,890
907	Teledyne Technologies, Inc.* (Industrials)	0.3%	70,039
1,418	Toro Co. (The) (Industrials)	0.3%	67,582
880	TreeHouse Foods, Inc.* (Consumer Staples)	0.2%	57,622
986	ViaSat, Inc.* (Information Technology)	0.3%	69,079
836	West Pharmaceutical Services, Inc. (Health Care)	0.2%	57,308
1,218	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	63,762
493,398	Other Common Stocks	40.8%	11,192,092
	Total Common Stocks (Cost $12,354,522)		14,286,389
Principal Amount
	U.S. Government & Agency Securities (a) — 19.7%
	Federal Home Loan Bank
$2,416,654	0.00%, due 06/03/13		2,416,654
	U.S. Treasury Bills
1,000,000	0.00%, due 09/26/13		999,854
2,000,000	0.00%, due 10/10/13		1,999,581
	Total U.S. Government & Agency Securities (Cost $5,416,089)		5,416,089

See accompanying notes to the financial statements.

98 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  SAA  Ultra SmallCap600

Principal Amount		Value
	Repurchase Agreements (a)(b) — 22.3%
$6,134,865	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $6,134,892	$6,134,865
	Total Repurchase Agreements (Cost $6,134,865)	6,134,865
	Total Investment Securities (Cost $23,905,476) — 94.1%	25,837,343
	Other assets less liabilities — 5.9%	1,616,485
	Net Assets — 100.0%	$27,453,828

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $4,454,782.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,134,035
Aggregate gross unrealized depreciation	(695,287)
Net unrealized appreciation	$1,438,748
Federal income tax cost of investments	$24,398,595

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$10,457,740	$297,516
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	11,826,191	289,334
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	1,109,064	(11,301)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	70,937	1,893
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	2,108,420	72,811
Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	15,061,396	934,329
		$1,584,582

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	8.6%
Consumer Staples	2.1%
Energy	2.5%
Financials	11.0%
Health Care	5.7%
Industrials	7.9%
Information Technology	8.9%
Materials	3.1%
Telecommunication Services	0.2%
Utilities	2.1%
Other[1]	47.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).
See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 99

  UltraPro S&P500®  UPRO

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 67.1%
10,401	3M Co. (Industrials)	0.3%	$1,146,918
25,900	AbbVie, Inc. (Health Care)	0.3%	1,105,671
32,933	Altria Group, Inc. (Consumer Staples)	0.3%	1,188,881
5,958	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	1,602,881
15,747	American Express Co. (Financials)	0.3%	1,192,205
24,190	American International Group, Inc.* (Financials)	0.3%	1,075,487
12,263	Amgen, Inc. (Health Care)	0.3%	1,232,799
15,387	Apple, Inc. (Information Technology)	1.9%	6,919,226
89,983	AT&T, Inc. (Telecommunication Services)	0.9%	3,148,505
177,296	Bank of America Corp. (Financials)	0.7%	2,421,863
29,886	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	3,409,096
11,151	Boeing Co. (The) (Industrials)	0.3%	1,104,172
26,829	Bristol-Myers Squibb Co. (Health Care)	0.4%	1,234,402
31,832	Chevron Corp. (Energy)	1.1%	3,907,378
87,367	Cisco Systems, Inc. (Information Technology)	0.6%	2,103,797
49,792	Citigroup, Inc. (Financials)	0.7%	2,588,686
62,802	Coca-Cola Co. (The) (Consumer Staples)	0.7%	2,511,452
43,249	Comcast Corp., Class A (Consumer Discretionary)	0.5%	1,736,447
20,007	ConocoPhillips (Energy)	0.3%	1,227,229
20,174	CVS Caremark Corp. (Consumer Staples)	0.3%	1,161,619
73,414	Exxon Mobil Corp. (Energy)	1.9%	6,641,765
170,381	General Electric Co. (Industrials)	1.1%	3,973,285
24,945	Gilead Sciences, Inc.* (Health Care)	0.4%	1,359,004
7,170	Goldman Sachs Group, Inc. (The) (Financials)	0.3%	1,162,114
4,375	Google, Inc., Class A* (Information Technology)	1.1%	3,808,044
24,499	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	1,927,091
81,043	Intel Corp. (Information Technology)	0.6%	1,967,724
17,166	International Business Machines Corp. (Information Technology)	1.0%	3,570,871
45,803	Johnson & Johnson (Health Care)	1.1%	3,855,697
62,715	JPMorgan Chase & Co. (Financials)	1.0%	3,423,612
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
16,431	McDonald's Corp. (Consumer Discretionary)	0.4%	$1,586,742
49,523	Merck & Co., Inc. (Health Care)	0.7%	2,312,724
123,524	Microsoft Corp. (Information Technology)	1.2%	4,308,517
13,199	Occidental Petroleum Corp. (Energy)	0.3%	1,215,232
60,508	Oracle Corp. (Information Technology)	0.6%	2,042,750
25,279	PepsiCo, Inc. (Consumer Staples)	0.6%	2,041,785
117,796	Pfizer, Inc. (Health Care)	0.9%	3,207,585
27,000	Philip Morris International, Inc. (Consumer Staples)	0.7%	2,454,570
44,760	Procter & Gamble Co. (The) (Consumer Staples)	1.0%	3,435,778
28,152	QUALCOMM, Inc. (Information Technology)	0.5%	1,787,089
21,764	Schlumberger Ltd. (Energy)	0.5%	1,589,425
30,533	U.S. Bancorp/MN (Financials)	0.3%	1,070,487
7,690	Union Pacific Corp. (Industrials)	0.3%	1,189,028
13,818	United Technologies Corp. (Industrials)	0.4%	1,311,328
46,834	Verizon Communications, Inc. (Telecommunication Services)	0.6%	2,270,513
8,450	Visa, Inc., Class A (Information Technology)	0.4%	1,505,283
27,407	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	2,051,140
29,583	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	1,866,096
80,320	Wells Fargo & Co. (Financials)	0.9%	3,256,976
2,727,190	Other Common Stocks	35.0%	124,402,704
	Total Common Stocks (Cost $236,404,689)		238,613,673
Principal Amount
	U.S. Government & Agency Security (a) — 5.6%
	Federal Home Loan Bank
$19,847,814	0.00%, due 06/03/13		19,847,814
	Total U.S. Government & Agency Security (Cost $19,847,814)		19,847,814

See accompanying notes to the financial statements.

100 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UPRO  UltraPro S&P500®

Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.3%
$68,571,158	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $68,571,468	$68,571,158
	Total Repurchase Agreements (Cost $68,571,158)	68,571,158
	Total Investment Securities (Cost $324,823,661) — 92.0%	327,032,645
	Other assets less liabilities — 8.0%	28,446,211
	Net Assets — 100.0%	$355,478,856

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $192,235,550.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,127,041
Aggregate gross unrealized depreciation	(4,931,660)
Net unrealized appreciation	$2,195,381
Federal income tax cost of investments	$324,837,264

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	884	06/21/13	$72,001,800	$3,669,070

Cash collateral in the amount of $4,492,419 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$23,894,070	$273,164
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	32,233,926	332,109
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	18,266,085	182,762
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	13,565,895	137,607
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	57,394,508	38,194
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	30,847,462	885,715
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	72,271,179	149,603
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	507,344,117	30,675,810
		$32,674,964

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 101

  UltraPro S&P500®  UPRO

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	7.9%
Consumer Staples	7.1%
Energy	7.1%
Financials	11.2%
Health Care	8.5%
Industrials	6.8%
Information Technology	12.2%
Materials	2.3%
Telecommunication Services	1.8%
Utilities	2.2%
Other[1]	32.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

102 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) — 52.5%
	Consumer Discretionary — 9.0%
14,570	Amazon.com, Inc.*	$3,919,767
7,249	Bed Bath & Beyond, Inc.*	494,744
68,028	Comcast Corp., Class A	2,731,324
18,371	DIRECTV*	1,123,019
4,652	Discovery Communications, Inc., Class A*	366,857
7,283	Dollar Tree, Inc.*	349,875
3,929	Expedia, Inc.	225,760
1,902	Fossil, Inc.*	201,993
6,270	Garmin Ltd.	219,011
4,531	Liberty Global, Inc., Class A*	333,935
16,436	Liberty Interactive Corp., Class A*	368,988
11,043	Mattel, Inc.	494,174
48,939	News Corp., Class A	1,571,431
3,568	O'Reilly Automotive, Inc.*	388,591
1,599	priceline.com, Inc.*	1,285,484
7,128	Ross Stores, Inc.	458,331
3,411	Sears Holdings Corp.*	166,559
210,244	Sirius XM Radio, Inc.	731,649
21,601	Staples, Inc.	324,015
24,018	Starbucks Corp.	1,514,815
14,226	Viacom, Inc., Class B	937,351
8,634	Virgin Media, Inc.	428,765
3,233	Wynn Resorts Ltd.	439,333
		19,075,771
	Consumer Staples — 2.4%
13,964	Costco Wholesale Corp.	1,531,432
18,994	Kraft Foods Group, Inc.	1,047,139
57,002	Mondelez International, Inc., Class A	1,679,279
5,314	Monster Beverage Corp.*	290,091
11,882	Whole Foods Market, Inc.	616,201
		5,164,142
	Health Care — 7.2%
6,257	Alexion Pharmaceuticals, Inc.*	610,308
23,990	Amgen, Inc.	2,411,715
7,575	Biogen Idec, Inc.*	1,798,987
6,584	Catamaran Corp.*	324,064
13,423	Celgene Corp.*	1,659,754
5,520	Cerner Corp.*	542,506
4,579	DENTSPLY International, Inc.	191,219
26,236	Express Scripts Holding Co.*	1,629,780
48,799	Gilead Sciences, Inc.*	2,658,569
2,807	Henry Schein, Inc.*	270,286
1,286	Intuitive Surgical, Inc.*	639,823
5,462	Life Technologies Corp.*	404,734
12,679	Mylan, Inc.*	386,456
3,013	Perrigo Co.	349,237
3,057	Regeneron Pharmaceuticals, Inc.*	739,397
Shares		Value
	Common Stocks (a) (continued)
6,965	Vertex Pharmaceuticals, Inc.*	$559,359
		15,176,194
	Industrials — 1.1%
5,170	C.H. Robinson Worldwide, Inc.	293,087
6,619	Expeditors International of Washington, Inc.	258,340
9,508	Fastenal Co.	496,127
11,330	PACCAR, Inc.	607,288
2,760	Stericycle, Inc.*	302,938
5,390	Verisk Analytics, Inc., Class A*	317,040
		2,274,820
	Information Technology — 32.0%
35,699	Activision Blizzard, Inc.	515,137
15,988	Adobe Systems, Inc.*	686,045
5,689	Akamai Technologies, Inc.*	262,377
10,249	Altera Corp.	340,164
9,808	Analog Devices, Inc.	450,481
30,101	Apple, Inc.	13,535,818
38,467	Applied Materials, Inc.	584,698
7,167	Autodesk, Inc.*	270,411
15,547	Automatic Data Processing, Inc.	1,068,390
7,893	Avago Technologies Ltd.	297,645
8,802	Baidu, Inc. (ADR)*	850,625
4,580	BMC Software, Inc.*	207,451
16,604	Broadcom Corp., Class A	596,250
14,614	CA, Inc.	399,108
6,565	Check Point Software Technologies Ltd.*	328,775
170,913	Cisco Systems, Inc.	4,115,585
5,975	Citrix Systems, Inc.*	384,491
9,673	Cognizant Technology Solutions Corp., Class A*	625,359
55,730	Dell, Inc.	743,995
41,559	eBay, Inc.*	2,248,342
1,564	Equinix, Inc.*	316,929
2,519	F5 Networks, Inc.*	209,606
53,986	Facebook, Inc., Class A*	1,314,559
4,279	Fiserv, Inc.*	372,958
8,575	Google, Inc., Class A*	7,463,766
158,541	Intel Corp.	3,849,375
9,493	Intuit, Inc.	554,771
5,326	KLA-Tencor Corp.	299,801
7,455	Linear Technology Corp.	279,562
9,375	Maxim Integrated Products, Inc.	276,469
6,262	Microchip Technology, Inc.	228,438
32,753	Micron Technology, Inc.*	382,555
268,495	Microsoft Corp.	9,365,106
11,553	NetApp, Inc.*	433,584
10,138	Nuance Communications, Inc.*	192,622
20,029	NVIDIA Corp.	290,220
151,755	Oracle Corp.	5,123,249

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 103

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) (continued)
11,659	Paychex, Inc.	$434,065
55,074	QUALCOMM, Inc.	3,496,098
7,752	SanDisk Corp.*	457,523
11,503	Seagate Technology plc	495,549
22,092	Symantec Corp.*	494,640
35,413	Texas Instruments, Inc.	1,270,973
7,714	Western Digital Corp.	488,450
8,384	Xilinx, Inc.	340,810
37,910	Yahoo!, Inc.*	997,033
		67,939,858
	Materials — 0.2%
1,599	Randgold Resources Ltd. (ADR)	125,330
3,861	Sigma-Aldrich Corp.	323,011
		448,341
	Telecommunication Services — 0.6%
4,069	SBA Communications Corp., Class A*	306,274
31,569	Vodafone Group plc (ADR)	913,922
		1,220,196
	Total Common Stocks (Cost $111,537,593)	111,299,322
Principal Amount
	U.S. Government & Agency Security (a) — 1.7%
	Federal Home Loan Bank
$3,644,903	0.00%, due 06/03/13	3,644,903
	Total U.S. Government & Agency Security (Cost $3,644,903)	3,644,903
Principal Amount		Value
	Repurchase Agreements (a)(b) — 10.7%
$22,825,597	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $22,825,706	$22,825,597
	Total Repurchase Agreements (Cost $22,825,597)	22,825,597
	Total Investment Securities (Cost $138,008,093) — 64.9%	137,769,822
	Other assets less liabilities — 35.1%	74,593,426
	Net Assets — 100.0%	$212,363,248

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $53,689,937.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,529,779
Aggregate gross unrealized depreciation	(4,813,081)
Net unrealized depreciation	$(283,302)
Federal income tax cost of investments	$138,053,124

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	360	06/21/13	$21,472,200	$1,342,820

Cash collateral in the amount of $1,222,500 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

104 :: Schedule of Portfolio Investments :: May 31, 2013

  TQQQ  UltraPro QQQ®

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$2,152,782	$22,586
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	110,280,077	20,550,780
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	16,214,962	23,639
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	1,969,592	20,409
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	2,342,204	24,907
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	27,674,000	11,185,140
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	15,001,788	1,408,532
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	51,282,004	2,074,741
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	177,774,903	8,141,614
Swap Agreement with Morgan Stanley & Co. International plc, based on the PowerShares QQQ TrustSM, Series 1	99,625,983	4,518,460
		$47,970,808

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 105

  UltraPro Dow30SM  UDOW

Shares		Value
	Common Stocks (a) — 59.9%
	Consumer Discretionary — 7.3%
20,749	Home Depot, Inc. (The)	$1,632,116
20,749	McDonald's Corp.	2,003,731
20,749	Walt Disney Co. (The)	1,308,847
		4,944,694
	Consumer Staples — 5.8%
20,749	Coca-Cola Co. (The)	829,753
20,749	Procter & Gamble Co. (The)	1,592,693
20,749	Wal-Mart Stores, Inc.	1,552,855
		3,975,301
	Energy — 6.5%
20,749	Chevron Corp.	2,546,940
20,749	Exxon Mobil Corp.	1,877,162
		4,424,102
	Financials — 6.9%
20,749	American Express Co.	1,570,907
20,749	Bank of America Corp.	283,432
20,749	JPMorgan Chase & Co.	1,132,688
20,749	Travelers Cos., Inc. (The)	1,737,106
		4,724,133
	Health Care — 6.7%
20,749	Johnson & Johnson	1,746,651
20,749	Merck & Co., Inc.	968,978
20,749	Pfizer, Inc.	564,995
20,749	UnitedHealth Group, Inc.	1,299,510
		4,580,134
	Industrials — 12.6%
20,749	3M Co.	2,287,992
20,749	Boeing Co. (The)	2,054,566
20,749	Caterpillar, Inc.	1,780,264
20,749	General Electric Co.	483,867
20,749	United Technologies Corp.	1,969,080
		8,575,769
	Information Technology — 9.6%
20,749	Cisco Systems, Inc.	499,636
20,749	Hewlett-Packard Co.	506,691
20,749	Intel Corp.	503,786
20,749	International Business Machines Corp.	4,316,207
20,749	Microsoft Corp.	723,725
		6,550,045
	Materials — 2.0%
20,749	Alcoa, Inc.	176,366
20,749	E.I. du Pont de Nemours & Co.	1,157,587
		1,333,953
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.5%
20,749	AT&T, Inc.	$726,007
20,749	Verizon Communications, Inc.	1,005,912
		1,731,919
	Total Common Stocks (Cost $38,504,545)	40,840,050
Principal Amount
	U.S. Government & Agency Security (a) — 3.0%
	Federal Home Loan Bank
$2,081,800	0.00%, due 06/03/13	2,081,800
	Total U.S. Government & Agency Security (Cost $2,081,800)	2,081,800
	Repurchase Agreements (a)(b) — 18.2%
12,434,826	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $12,434,884	12,434,826
	Total Repurchase Agreements (Cost $12,434,826)	12,434,826
	Total Investment Securities (Cost $53,021,171) — 81.1%	55,356,676
	Other assets less liabilities — 18.9%	12,937,718
	Net Assets — 100.0%	$68,294,394

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $36,685,005.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,552,160
Aggregate gross unrealized depreciation	(216,655)
Net unrealized appreciation	$2,335,505
Federal income tax cost of investments	$53,021,171

See accompanying notes to the financial statements.

106 :: Schedule of Portfolio Investments :: May 31, 2013

  UDOW  UltraPro Dow30SM

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	3	06/21/13	$226,710	$10,329

Cash collateral in the amount of $212,550 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$3,190,086	$117,653
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	6,159,701	1,122,680
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	2,299,406	315,665
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	13,296,790	796,226
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	13,543,889	429,734
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	6,168,944	1,747,403
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	9,187,149	1,263,211
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	84,787,979	4,712,855
Swap Agreement with Morgan Stanley & Co. International plc, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	25,190,536	479,327
		$10,984,754

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 107

  UltraPro MidCap400  UMDD

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.9%
867	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$70,678
619	Affiliated Managers Group, Inc.* (Financials)	0.4%	101,516
1,045	Albemarle Corp. (Materials)	0.3%	69,931
198	Alleghany Corp.* (Financials)	0.3%	77,220
587	Alliance Data Systems Corp.* (Information Technology)	0.4%	103,952
1,306	Alliant Energy Corp. (Utilities)	0.2%	64,334
2,863	AMETEK, Inc. (Industrials)	0.5%	123,538
1,094	ANSYS, Inc.* (Information Technology)	0.3%	81,503
1,481	Arthur J. Gallagher & Co. (Financials)	0.2%	64,690
864	Ashland, Inc. (Materials)	0.3%	76,827
1,233	B/E Aerospace, Inc.* (Industrials)	0.3%	78,222
994	Camden Property Trust (REIT) (Financials)	0.3%	68,834
1,624	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	98,755
1,017	Cimarex Energy Co. (Energy)	0.3%	71,332
1,373	Cree, Inc.* (Information Technology)	0.3%	85,607
728	Energizer Holdings, Inc. (Consumer Staples)	0.3%	69,677
574	Equinix, Inc.* (Information Technology)	0.4%	116,315
446	Essex Property Trust, Inc. (REIT) (Financials)	0.3%	70,084
601	Everest Re Group Ltd. (Financials)	0.3%	77,896
764	Federal Realty Investment Trust (REIT) (Financials)	0.3%	82,321
2,529	Fidelity National Financial, Inc., Class A (Financials)	0.2%	66,538
1,932	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	81,685
1,453	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.4%	106,258
1,031	Henry Schein, Inc.* (Health Care)	0.4%	99,275
2,395	HollyFrontier Corp. (Energy)	0.5%	118,552
3,150	Hologic, Inc.* (Health Care)	0.3%	65,363
1,065	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	78,448
3,511	LKQ Corp.* (Consumer Discretionary)	0.3%	85,949
357	Mettler-Toledo International, Inc.* (Health Care)	0.3%	77,919
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
685	Mohawk Industries, Inc.* (Consumer Discretionary)	0.3%	$76,152
1,926	NCR Corp.* (Information Technology)	0.2%	64,328
5,182	New York Community Bancorp, Inc. (Financials)	0.3%	67,781
2,766	NV Energy, Inc. (Utilities)	0.2%	64,835
1,273	Oceaneering International, Inc. (Energy)	0.4%	92,267
1,163	OGE Energy Corp. (Utilities)	0.3%	78,933
749	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	71,537
1,467	Rayonier, Inc. (REIT) (Financials)	0.3%	81,272
2,283	Realty Income Corp. (REIT) (Financials)	0.4%	103,762
1,689	ResMed, Inc. (Health Care)	0.3%	81,072
845	Rock-Tenn Co., Class A (Materials)	0.3%	83,469
953	Signet Jewelers Ltd. (Consumer Discretionary)	0.2%	65,290
1,074	SL Green Realty Corp. (REIT) (Financials)	0.3%	93,416
1,810	Synopsys, Inc.* (Information Technology)	0.3%	65,975
814	Tractor Supply Co. (Consumer Discretionary)	0.3%	91,152
3,005	Trimble Navigation Ltd.* (Information Technology)	0.3%	83,840
2,944	UDR, Inc. (REIT) (Financials)	0.3%	71,745
1,047	Universal Health Services, Inc., Class B (Health Care)	0.3%	72,390
984	Valspar Corp. (The) (Materials)	0.3%	70,523
2,568	Vertex Pharmaceuticals, Inc.* (Health Care)	0.8%	206,236
372,204	Other Common Stocks	45.1%	11,791,403
	Total Common Stocks (Cost $15,849,103)		15,910,597
Principal Amount
	U.S. Government & Agency Securities (a) — 3.6%
	Federal Home Loan Bank
$436,848	0.00%, due 06/03/13		436,848
	U.S. Treasury Bill
500,000	0.00%, due 08/29/13		499,923
	Total U.S. Government & Agency Securities (Cost $936,771)		936,771

See accompanying notes to the financial statements.

108 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UMDD  UltraPro MidCap400

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.5%
$1,699,860	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,699,868	$1,699,860
	Total Repurchase Agreements (Cost $1,699,860)	1,699,860
	Total Investment Securities (Cost $18,485,734) — 71.0%	18,547,228
	Other assets less liabilities — 29.0%	7,582,194
	Net Assets — 100.0%	$26,129,422

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $7,210,506.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,317
Aggregate gross unrealized depreciation	(452,647)
Net unrealized appreciation	$49,670
Federal income tax cost of investments	$18,497,558

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	35	06/21/13	$4,140,850	$192,192

Cash collateral in the amount of $213,123 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$4,195,661	$260,910
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	4,712,117	257,335
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	6,408,756	303,435
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	1,695,956	113,370
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	767,876	162,728
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	1,947,277	113,802
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	14,777,495	916,783
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	23,817,176	1,977,826
		$4,106,189

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 109

  UltraPro MidCap400  UMDD

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	8.2%
Consumer Staples	2.5%
Energy	3.3%
Financials	13.9%
Health Care	5.6%
Industrials	10.2%
Information Technology	9.5%
Materials	4.3%
Telecommunication Services	0.3%
Utilities	3.1%
Other[1]	39.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

110 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  URTY  UltraPro Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 46.9%
3,297	3D Systems Corp.* (Information Technology)	0.2%	$159,970
3,021	A. O. Smith Corp. (Industrials)	0.1%	118,423
1,642	Acuity Brands, Inc. (Industrials)	0.1%	123,265
2,757	Alaska Air Group, Inc.* (Industrials)	0.1%	156,653
4,748	Alkermes plc* (Health Care)	0.1%	148,375
3,629	Aspen Technology, Inc.* (Information Technology)	0.1%	111,120
1,390	athenahealth, Inc.* (Health Care)	0.1%	117,524
4,116	Avis Budget Group, Inc.* (Industrials)	0.1%	136,487
2,695	Axiall Corp. (Materials)	0.1%	116,289
3,464	Brunswick Corp. (Consumer Discretionary)	0.1%	116,286
1,809	Cabela's, Inc.* (Consumer Discretionary)	0.1%	121,312
1,160	Chart Industries, Inc.* (Industrials)	0.1%	112,845
1,948	CLARCOR, Inc. (Industrials)	0.1%	105,660
2,363	Cleco Corp. (Utilities)	0.1%	107,540
1,732	CommVault Systems, Inc.* (Information Technology)	0.1%	121,240
1,094	CoStar Group, Inc.* (Information Technology)	0.1%	122,320
2,456	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	134,957
5,727	Dana Holding Corp. (Consumer Discretionary)	0.1%	108,355
2,246	Domino's Pizza, Inc. (Consumer Discretionary)	0.1%	133,120
1,559	Dril-Quip, Inc.* (Energy)	0.1%	141,012
1,896	Eagle Materials, Inc. (Materials)	0.1%	139,830
1,471	FEI Co. (Information Technology)	0.1%	105,927
2,335	First Solar, Inc.* (Information Technology)	0.1%	126,977
6,380	FirstMerit Corp. (Financials)	0.1%	120,391
1,719	Genesee & Wyoming, Inc., Class A* (Industrials)	0.1%	153,077
2,954	Gulfport Energy Corp.* (Energy)	0.1%	140,876
2,043	HEICO Corp. (Industrials)	0.1%	103,335
3,862	Hexcel Corp.* (Industrials)	0.1%	134,282
3,046	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	110,935
1,611	Jazz Pharmaceuticals plc* (Health Care)	0.1%	109,500
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,303	Lufkin Industries, Inc. (Energy)	0.1%	$115,003
726	Middleby Corp.* (Industrials)	0.1%	118,694
3,098	Oasis Petroleum, Inc.* (Energy)	0.1%	115,122
4,168	Ocwen Financial Corp.* (Financials)	0.2%	178,307
2,764	Old Dominion Freight Line, Inc.* (Industrials)	0.1%	119,018
4,346	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.1%	140,854
2,224	Pharmacyclics, Inc.* (Health Care)	0.2%	203,807
4,637	PTC, Inc.* (Information Technology)	0.1%	116,435
4,760	RLJ Lodging Trust (REIT) (Financials)	0.1%	110,242
2,328	Rosetta Resources, Inc.* (Energy)	0.1%	109,090
3,686	Seattle Genetics, Inc.* (Health Care)	0.1%	126,504
6,445	Starwood Property Trust, Inc. (REIT) (Financials)	0.2%	163,510
1,425	Teledyne Technologies, Inc.* (Industrials)	0.1%	110,038
2,354	Tenneco, Inc.* (Consumer Discretionary)	0.1%	104,423
13,893	Two Harbors Investment Corp. (REIT) (Financials)	0.1%	153,240
1,110	Ultimate Software Group, Inc.* (Information Technology)	0.1%	123,543
6,295	US Airways Group, Inc.* (Industrials)	0.1%	110,603
1,507	WEX, Inc.* (Information Technology)	0.1%	111,322
2,682	Woodward, Inc. (Industrials)	0.1%	105,000
2,874,689	Other Common Stocks	41.6%	47,722,738
	Total Common Stocks (Cost $50,624,140)		53,915,376
	Investment Companies — 0.0% ‡
332	Firsthand Technology Value Fund, Inc.*	0.0%	6,507
345	Stellus Capital Investment Corp.	0.0%	5,192
	Total Investment Companies (Cost $11,508)		11,699

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 111

  UltraPro Russell2000  URTY

Principal Amount		Value
	U.S. Government & Agency Security (a) — 7.7%
	Federal Home Loan Bank
$8,781,212	0.00%, due 06/03/13	$8,781,212
	Total U.S. Government & Agency Security (Cost $8,781,212)	8,781,212
	Repurchase Agreements (a)(b) — 19.1%
21,886,590	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $21,886,685	21,886,590
	Total Repurchase Agreements (Cost $21,886,590)	21,886,590
	Total Investment Securities (Cost $81,303,450) — 73.7%	84,594,877
	Other assets less liabilities — 26.3%	30,152,358
	Net Assets — 100.0%	$114,747,235

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $18,298,016.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,572,054
Aggregate gross unrealized depreciation	(1,284,437)
Net unrealized appreciation	$3,287,617
Federal income tax cost of investments	$81,307,260

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	164	06/21/13	$16,111,360	$422,464

Cash collateral in the amount of $1,169,090 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$12,297,621	$(66,694)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	4,233,548	4,673,969
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	1,278,729	36,187
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	10,909,235	2,445,242
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	92,729,430	1,518,257
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	80,368,419	2,058,521
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12,081,651	3,225,330
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	46,166,900	5,389,848
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	14,182,865	3,239,010
		$22,519,670

See accompanying notes to the financial statements.

112 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  URTY  UltraPro Russell2000

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	6.8%
Consumer Staples	1.7%
Energy	2.8%
Financials	10.7%
Health Care	5.9%
Industrials	7.1%
Information Technology	7.7%
Materials	2.4%
Telecommunication Services	0.3%
Utilities	1.5%
Other[1]	53.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 113

  Ultra Russell1000 Value  UVG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 56.7%
240	Anadarko Petroleum Corp. (Energy)	0.3%	$20,993
188	Apache Corp. (Energy)	0.2%	15,440
2,644	AT&T, Inc. (Telecommunication Services)	1.3%	92,514
5,188	Bank of America Corp. (Financials)	1.0%	70,868
574	Bank of New York Mellon Corp. (The) (Financials)	0.2%	17,254
857	Berkshire Hathaway, Inc., Class B* (Financials)	1.3%	97,758
279	Capital One Financial Corp. (Financials)	0.2%	17,000
950	Chevron Corp. (Energy)	1.6%	116,612
2,579	Cisco Systems, Inc. (Information Technology)	0.8%	62,102
1,412	Citigroup, Inc. (Financials)	1.0%	73,410
677	Comcast Corp., Class A (Consumer Discretionary)	0.4%	27,182
609	ConocoPhillips (Energy)	0.5%	37,356
492	CVS Caremark Corp. (Consumer Staples)	0.4%	28,329
275	Dominion Resources, Inc. (Utilities)	0.2%	15,551
575	Dow Chemical Co. (The) (Materials)	0.3%	19,815
339	Duke Energy Corp. (Utilities)	0.3%	22,689
314	Eli Lilly & Co. (Health Care)	0.2%	16,692
2,251	Exxon Mobil Corp. (Energy)	2.8%	203,648
1,806	Ford Motor Co. (Consumer Discretionary)	0.4%	28,318
497	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.2%	15,432
5,101	General Electric Co. (Industrials)	1.6%	118,955
224	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	36,306
952	Hewlett-Packard Co. (Information Technology)	0.3%	23,248
622	Intel Corp. (Information Technology)	0.2%	15,102
1,025	Johnson & Johnson (Health Care)	1.2%	86,284
1,833	JPMorgan Chase & Co. (Financials)	1.4%	100,063
471	Lowe's Cos., Inc. (Consumer Discretionary)	0.3%	19,834
469	Medtronic, Inc. (Health Care)	0.3%	23,924
1,464	Merck & Co., Inc. (Health Care)	0.9%	68,369
410	MetLife, Inc. (Financials)	0.2%	18,126
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
809	Mondelez International, Inc., Class A (Consumer Staples)	0.3%	$23,833
742	Morgan Stanley (Financials)	0.3%	19,218
662	News Corp., Class A (Consumer Discretionary)	0.3%	21,257
201	NextEra Energy, Inc. (Utilities)	0.2%	15,200
390	Occidental Petroleum Corp. (Energy)	0.5%	35,907
3,415	Pfizer, Inc. (Health Care)	1.3%	92,990
301	Phillips 66 (Energy)	0.3%	20,038
255	PNC Financial Services Group, Inc. (The) (Financials)	0.3%	18,268
1,223	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	93,878
225	Prudential Financial, Inc. (Financials)	0.2%	15,518
418	Southern Co. (The) (Utilities)	0.3%	18,350
300	Target Corp. (Consumer Discretionary)	0.3%	20,850
177	Thermo Fisher Scientific, Inc. (Health Care)	0.2%	15,629
462	Time Warner, Inc. (Consumer Discretionary)	0.4%	26,967
912	U.S. Bancorp/MN (Financials)	0.4%	31,975
499	UnitedHealth Group, Inc. (Health Care)	0.4%	31,252
415	Walgreen Co. (Consumer Staples)	0.3%	19,820
544	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	34,316
2,359	Wells Fargo & Co. (Financials)	1.3%	95,657
58,936	Other Common Stocks	27.1%	1,977,818
	Total Common Stocks (Cost $3,594,108)		4,137,915
Principal Amount
	U.S. Government & Agency Security (a) — 8.2%
	Federal Home Loan Bank
$594,640	0.00%, due 06/03/13		594,640
	Total U.S. Government & Agency Security (Cost $594,640)		594,640

See accompanying notes to the financial statements.

114 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UVG  Ultra Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.3%
$1,772,754	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,772,762	$1,772,754
	Total Repurchase Agreements (Cost $1,772,754)	1,772,754
	Total Investment Securities (Cost $5,961,502) — 89.2%	6,505,309
	Other assets less liabilities — 10.8%	789,812
	Net Assets — 100.0%	$7,295,121

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $894,961.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$419,032
Aggregate gross unrealized depreciation	(29,992)
Net unrealized appreciation	$389,040
Federal income tax cost of investments	$6,116,269

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$245,632	$19,273
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	2,772,341	38,299
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Value Index	1,033,218	(16,171)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	2,051,202	358,947
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	1,618,926	377,880
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	346,268	23,531
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Value Index Fund	2,385,171	203,058
		$1,004,817

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	4.8%
Consumer Staples	4.1%
Energy	8.8%
Financials	16.3%
Health Care	6.6%
Industrials	5.1%
Information Technology	3.9%
Materials	2.0%
Telecommunication Services	1.6%
Utilities	3.5%
Other[1]	43.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 115

  Ultra Russell1000 Growth  UKF

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 58.8%
846	3M Co. (Industrials)	0.5%	$93,288
2,024	Abbott Laboratories (Health Care)	0.4%	74,220
2,024	AbbVie, Inc. (Health Care)	0.5%	86,405
874	Accenture plc, Class A (Information Technology)	0.4%	71,764
2,143	Altria Group, Inc. (Consumer Staples)	0.4%	77,362
491	Amazon.com, Inc.* (Consumer Discretionary)	0.7%	132,094
874	American Express Co. (Financials)	0.4%	66,171
1,055	Amgen, Inc. (Health Care)	0.6%	106,059
1,269	Apple, Inc. (Information Technology)	3.1%	570,644
325	Biogen Idec, Inc.* (Health Care)	0.4%	77,184
918	Boeing Co. (The) (Industrials)	0.5%	90,900
2,081	Bristol-Myers Squibb Co. (Health Care)	0.5%	95,747
885	Caterpillar, Inc. (Industrials)	0.4%	75,933
566	Celgene Corp.* (Health Care)	0.4%	69,986
5,271	Coca-Cola Co. (The) (Consumer Staples)	1.1%	210,787
1,188	Colgate-Palmolive Co. (Consumer Staples)	0.4%	68,714
1,734	Comcast Corp., Class A (Consumer Discretionary)	0.4%	69,620
588	Costco Wholesale Corp. (Consumer Staples)	0.3%	64,486
1,272	E.I. du Pont de Nemours & Co. (Materials)	0.4%	70,965
1,572	eBay, Inc.* (Information Technology)	0.5%	85,045
2,849	EMC Corp.* (Information Technology)	0.4%	70,541
1,093	Express Scripts Holding Co.* (Health Care)	0.4%	67,897
2,055	Gilead Sciences, Inc.* (Health Care)	0.6%	111,956
351	Google, Inc., Class A* (Information Technology)	1.7%	305,514
2,077	Home Depot, Inc. (The) (Consumer Discretionary)	0.9%	163,377
1,057	Honeywell International, Inc. (Industrials)	0.4%	82,932
5,072	Intel Corp. (Information Technology)	0.7%	123,148
1,479	International Business Machines Corp. (Information Technology)	1.7%	307,662
838	Johnson & Johnson (Health Care)	0.4%	70,543
147	Mastercard, Inc., Class A (Information Technology)	0.4%	83,827
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,379	McDonald's Corp. (Consumer Discretionary)	0.7%	$133,170
10,214	Microsoft Corp. (Information Technology)	1.9%	356,264
724	Monsanto Co. (Materials)	0.4%	72,863
981	NIKE, Inc., Class B (Consumer Discretionary)	0.3%	60,488
4,909	Oracle Corp. (Information Technology)	0.9%	165,728
2,122	PepsiCo, Inc. (Consumer Staples)	0.9%	171,394
2,127	Philip Morris International, Inc. (Consumer Staples)	1.1%	193,366
68	priceline.com, Inc.* (Consumer Discretionary)	0.3%	54,667
2,326	QUALCOMM, Inc. (Information Technology)	0.8%	147,655
1,810	Schlumberger Ltd. (Energy)	0.7%	132,184
346	Simon Property Group, Inc. (REIT) (Financials)	0.3%	57,588
1,029	Starbucks Corp. (Consumer Discretionary)	0.4%	64,899
646	Union Pacific Corp. (Industrials)	0.5%	99,885
983	United Parcel Service, Inc., Class B (Industrials)	0.5%	84,440
1,237	United Technologies Corp. (Industrials)	0.6%	117,391
3,855	Verizon Communications, Inc. (Telecommunication Services)	1.0%	186,890
709	Visa, Inc., Class A (Information Technology)	0.7%	126,301
1,809	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	135,386
893	Walt Disney Co. (The) (Consumer Discretionary)	0.3%	56,330
91,450	Other Common Stocks	25.9%	4,756,971
	Total Common Stocks (Cost $7,877,818)		10,818,631
Principal Amount
	U.S. Government & Agency Securities (a) — 15.6%
	Federal Home Loan Bank
$1,167,236	0.00%, due 06/03/13		1,167,236
	U.S. Treasury Bills
700,000	0.00%, due 06/13/13		699,986
1,000,000	0.00%, due 08/29/13		999,829
	Total U.S. Government & Agency Securities (Cost $2,867,051)		2,867,051

See accompanying notes to the financial statements.

116 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UKF  Ultra Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.0%
$3,497,530	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,497,545	$3,497,530
	Total Repurchase Agreements (Cost $3,497,530)	3,497,530
	Total Investment Securities (Cost $14,242,399) — 93.4%	17,183,212
	Other assets less liabilities — 6.6%	1,208,213
	Net Assets — 100.0%	$18,391,425

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,356,529.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,574,030
Aggregate gross unrealized depreciation	(7,230)
Net unrealized appreciation	$2,566,800
Federal income tax cost of investments	$14,616,412

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$330,233	$25,362
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	8,673,089	33,414
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	4,447,576	(11,940)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	5,143,739	770,771
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,256,770	228,927
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	947,287	68,645
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Growth Index Fund	3,165,556	409,976
		$1,525,155

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	10.1%
Consumer Staples	7.4%
Energy	2.4%
Financials	2.9%
Health Care	7.7%
Industrials	7.6%
Information Technology	17.0%
Materials	2.3%
Telecommunication Services	1.3%
Utilities	0.1%
Other[1]	41.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 117

  Ultra Russell MidCap Value  UVU

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 58.0%
398	Ameriprise Financial, Inc. (Financials)	0.4%	$32,445
524	Analog Devices, Inc. (Information Technology)	0.3%	24,067
1,870	Annaly Capital Management, Inc. (REIT) (Financials)	0.3%	25,395
543	Aon plc (Financials)	0.4%	34,573
2,297	Applied Materials, Inc. (Information Technology)	0.4%	34,914
219	AvalonBay Communities, Inc. (REIT) (Financials)	0.3%	29,053
239	Boston Properties, Inc. (REIT) (Financials)	0.3%	25,473
2,604	Boston Scientific Corp.* (Health Care)	0.3%	24,061
1,271	Chesapeake Energy Corp. (Energy)	0.3%	27,759
553	Cigna Corp. (Health Care)	0.4%	37,549
797	ConAgra Foods, Inc. (Consumer Staples)	0.3%	26,851
330	Dover Corp. (Industrials)	0.3%	25,823
721	Eaton Corp. plc (Industrials)	0.5%	47,629
625	Edison International (Utilities)	0.3%	28,713
340	Entergy Corp. (Utilities)	0.3%	23,419
1,765	Fifth Third Bancorp (Financials)	0.4%	32,123
846	Hartford Financial Services Group, Inc. (Financials)	0.3%	25,913
806	HCP, Inc. (REIT) (Financials)	0.4%	38,188
546	Health Care REIT, Inc. (REIT) (Financials)	0.4%	37,144
1,380	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.3%	24,550
313	Humana, Inc. (Health Care)	0.3%	25,284
839	International Paper Co. (Materials)	0.4%	38,720
860	Invesco Ltd. (Financials)	0.3%	29,016
195	Liberty Media Corp.* (Consumer Discretionary)	0.3%	24,348
310	Life Technologies Corp.* (Health Care)	0.2%	22,971
243	M&T Bank Corp. (Financials)	0.3%	25,491
643	Macy's, Inc. (Consumer Discretionary)	0.4%	31,083
654	Marathon Petroleum Corp. (Energy)	0.6%	53,955
372	Murphy Oil Corp. (Energy)	0.3%	23,555
531	Noble Energy, Inc. (Energy)	0.3%	30,612
602	Northeast Utilities (Utilities)	0.3%	25,085
414	Northern Trust Corp. (Financials)	0.3%	24,074
608	Nucor Corp. (Materials)	0.3%	27,062
530	PACCAR, Inc. (Industrials)	0.3%	28,408
403	Pentair Ltd. (Industrials)	0.3%	23,471
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,113	PPL Corp. (Utilities)	0.4%	$33,056
1,172	Progressive Corp. (The) (Financials)	0.3%	29,874
956	Prologis, Inc. (REIT) (Financials)	0.4%	38,527
2,709	Regions Financial Corp. (Financials)	0.3%	24,733
467	SanDisk Corp.* (Information Technology)	0.3%	27,562
462	Sempra Energy (Utilities)	0.4%	37,561
5,753	Sprint Nextel Corp.* (Telecommunication Services)	0.5%	41,997
307	Stanley Black & Decker, Inc. (Industrials)	0.3%	24,321
1,032	SunTrust Banks, Inc. (Financials)	0.4%	33,117
1,304	Symantec Corp.* (Information Technology)	0.3%	29,197
1,061	Valero Energy Corp. (Energy)	0.5%	43,108
554	Ventas, Inc. (REIT) (Financials)	0.4%	39,539
356	Vornado Realty Trust (REIT) (Financials)	0.3%	28,462
934	Xcel Energy, Inc. (Utilities)	0.3%	26,824
130,348	Other Common Stocks	41.1%	3,648,179
	Total Common Stocks (Cost $4,619,204)		5,144,834
Principal Amount
	U.S. Government & Agency Securities (a) — 10.7%
	Federal Home Loan Bank
$352,215	0.00%, due 06/03/13		352,215
	U.S. Treasury Bill
600,000	0.00%, due 08/29/13		599,898
	Total U.S. Government & Agency Securities (Cost $952,113)		952,113
	Repurchase Agreements (a)(b) — 13.6%
1,202,572	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,202,578		1,202,572
	Total Repurchase Agreements (Cost $1,202,572)		1,202,572
	Total Investment Securities (Cost $6,773,889) — 82.3%		7,299,519
	Other assets less liabilities — 17.7%		1,574,786
	Net Assets — 100.0%		$8,874,305

See accompanying notes to the financial statements.

118 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UVU  Ultra Russell MidCap Value

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $413,297.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$560,957
Aggregate gross unrealized depreciation	(38,121)
Net unrealized appreciation	$522,836
Federal income tax cost of investments	$6,776,683

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$1,228,388	$90,744
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	4,237,696	156,392
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	597,590	(2,279)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	2,196,249	1,013,831
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	597,013	254,246
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	125,111	28,186
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Value Index Fund	3,621,389	243,548
		$1,784,668

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	5.7%
Consumer Staples	2.8%
Energy	5.1%
Financials	17.8%
Health Care	4.2%
Industrials	6.6%
Information Technology	6.0%
Materials	3.3%
Telecommunication Services	0.8%
Utilities	5.7%
Other[1]	42.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 119

  Ultra Russell MidCap Growth  UKW

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 55.0%
328	Actavis, Inc.* (Health Care)	0.4%	$40,439
896	Agilent Technologies, Inc. (Health Care)	0.4%	40,723
495	Alexion Pharmaceuticals, Inc.* (Health Care)	0.4%	48,282
607	AmerisourceBergen Corp. (Health Care)	0.3%	32,827
418	Amphenol Corp., Class A (Information Technology)	0.3%	32,562
93	AutoZone, Inc.* (Consumer Discretionary)	0.3%	38,021
567	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.4%	38,698
541	Cabot Oil & Gas Corp. (Energy)	0.3%	38,065
374	Cerner Corp.* (Health Care)	0.3%	36,757
480	Citrix Systems, Inc.* (Information Technology)	0.3%	30,888
755	Crown Castle International Corp.* (Telecommunication Services)	0.5%	53,794
846	Delphi Automotive plc (Consumer Discretionary)	0.4%	41,293
616	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.4%	48,578
763	Fastenal Co. (Industrials)	0.4%	39,813
616	FMC Technologies, Inc.* (Energy)	0.3%	34,287
402	Genuine Parts Co. (Consumer Discretionary)	0.3%	31,251
514	H. J. Heinz Co. (Consumer Staples)	0.3%	37,193
597	Harley-Davidson, Inc. (Consumer Discretionary)	0.3%	32,560
387	Hershey Co. (The) (Consumer Staples)	0.3%	34,486
632	Ingersoll-Rand plc (Industrials)	0.3%	36,359
188	IntercontinentalExchange, Inc.* (Financials)	0.3%	32,187
757	Intuit, Inc. (Information Technology)	0.4%	44,239
1,360	Kroger Co. (The) (Consumer Staples)	0.4%	45,791
622	L Brands, Inc. (Consumer Discretionary)	0.3%	31,106
676	Liberty Global, Inc., Class A* (Consumer Discretionary)	0.5%	49,821
1,009	Lorillard, Inc. (Consumer Staples)	0.4%	42,822
680	Mattel, Inc. (Consumer Discretionary)	0.3%	30,430
721	McGraw Hill Financial, Inc. (Financials)	0.4%	39,330
526	Mead Johnson Nutrition Co. (Consumer Staples)	0.4%	42,643
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
506	Moody's Corp. (Financials)	0.3%	$33,619
143	Netflix, Inc.* (Consumer Discretionary)	0.3%	32,354
667	Omnicom Group, Inc. (Consumer Discretionary)	0.4%	41,441
287	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.3%	31,257
288	Pioneer Natural Resources Co. (Energy)	0.4%	39,940
365	PPG Industries, Inc. (Materials)	0.5%	56,068
418	Range Resources Corp. (Energy)	0.3%	31,425
199	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.4%	48,132
368	Rockwell Automation, Inc. (Industrials)	0.3%	32,391
251	Roper Industries, Inc. (Industrials)	0.3%	31,179
584	Ross Stores, Inc. (Consumer Discretionary)	0.3%	37,551
224	Sherwin-Williams Co. (The) (Materials)	0.4%	42,231
9,800	Sirius XM Radio, Inc. (Consumer Discretionary)	0.3%	34,104
510	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.3%	34,833
658	T. Rowe Price Group, Inc. (Financials)	0.5%	49,916
544	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	43,689
226	VF Corp. (Consumer Discretionary)	0.4%	41,552
716	Virgin Media, Inc. (Consumer Discretionary)	0.3%	35,557
151	W.W. Grainger, Inc. (Industrials)	0.4%	38,873
947	Whole Foods Market, Inc. (Consumer Staples)	0.5%	49,112
89,396	Other Common Stocks	37.4%	4,040,243
	Total Common Stocks (Cost $5,386,095)		5,950,712
Principal Amount
	U.S. Government & Agency Securities (a) — 15.3%
	Federal Home Loan Bank
$654,513	0.00%, due 06/03/13		654,513
	U.S. Treasury Bill
1,000,000	0.00%, due 08/29/13		999,829
	Total U.S. Government & Agency Securities (Cost $1,654,342)		1,654,342

See accompanying notes to the financial statements.

120 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UKW  Ultra Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a)(b) — 18.2%
$1,962,470	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,962,480	$1,962,470
	Total Repurchase Agreements (Cost $1,962,470)	1,962,470
	Total Investment Securities (Cost $9,002,907) — 88.5%	9,567,524
	Other assets less liabilities — 11.5%	1,241,225
	Net Assets — 100.0%	$10,808,749

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $677,534.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$801,982
Aggregate gross unrealized depreciation	(243,860)
Net unrealized appreciation	$558,122
Federal income tax cost of investments	$9,009,402

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$34,943	$2,641
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	3,832,732	41,782
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	842,583	(7,250)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	4,465,580	786,069
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	2,061,775	270,629
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	429,944	63,171
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Growth Index Fund	3,998,894	305,710
		$1,462,752

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	13.9%
Consumer Staples	4.5%
Energy	3.0%
Financials	4.5%
Health Care	7.3%
Industrials	8.4%
Information Technology	8.7%
Materials	3.4%
Telecommunication Services	0.9%
Utilities	0.4%
Other[1]	45.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 121

  Ultra Russell2000 Value  UVT

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.7%
492	A. O. Smith Corp. (Industrials)	0.2%	$19,286
513	Actuant Corp., Class A (Industrials)	0.2%	17,442
3,262	ARMOUR Residential REIT, Inc. (REIT) (Financials)	0.2%	16,832
384	Black Hills Corp. (Utilities)	0.2%	18,228
312	Bristow Group, Inc. (Energy)	0.2%	19,609
531	Cleco Corp. (Utilities)	0.2%	24,166
1,754	CNO Financial Group, Inc. (Financials)	0.2%	21,644
767	Colonial Properties Trust (REIT) (Financials)	0.2%	16,958
952	Convergys Corp. (Information Technology)	0.2%	17,298
1,165	CubeSmart (REIT) (Financials)	0.2%	18,232
1,155	Dana Holding Corp. (Consumer Discretionary)	0.2%	21,853
2,379	DCT Industrial Trust, Inc. (REIT) (Financials)	0.2%	17,557
582	EMCOR Group, Inc. (Industrials)	0.2%	23,134
408	EPR Properties (REIT) (Financials)	0.2%	21,387
267	Esterline Technologies Corp.* (Industrials)	0.2%	19,595
986	Fifth & Pacific Cos., Inc.* (Consumer Discretionary)	0.2%	21,189
841	First American Financial Corp. (Financials)	0.2%	20,083
525	First Solar, Inc.* (Information Technology)	0.3%	28,549
1,434	FirstMerit Corp. (Financials)	0.3%	27,060
620	Geo Group, Inc. (The) (REIT) (Financials)	0.2%	21,588
441	Gulfport Energy Corp.* (Energy)	0.2%	21,031
665	Hancock Holding Co. (Financials)	0.2%	18,986
760	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.2%	20,224
921	Helix Energy Solutions Group, Inc.* (Energy)	0.2%	21,975
437	IDACORP, Inc. (Utilities)	0.2%	20,639
1,164	Invesco Mortgage Capital, Inc. (REIT) (Financials)	0.2%	21,709
832	LaSalle Hotel Properties (REIT) (Financials)	0.2%	21,965
1,332	Lexington Realty Trust (REIT) (Financials)	0.1%	16,770
1,199	Louisiana-Pacific Corp.* (Materials)	0.2%	21,066
1,306	Medical Properties Trust, Inc. (REIT) (Financials)	0.2%	19,381
2,748	MGIC Investment Corp.* (Financials)	0.2%	16,983
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
350	Moog, Inc., Class A* (Industrials)	0.2%	$17,525
881	Ocwen Financial Corp.* (Financials)	0.4%	37,689
603	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	20,375
658	Portland General Electric Co. (Utilities)	0.2%	20,029
1,884	Prospect Capital Corp. (Financials)	0.2%	19,575
414	Prosperity Bancshares, Inc. (Financials)	0.2%	20,737
1,507	Radian Group, Inc. (Financials)	0.2%	19,395
518	Rent-A-Center, Inc. (Consumer Discretionary)	0.2%	18,948
1,070	RLJ Lodging Trust (REIT) (Financials)	0.2%	24,781
364	SemGroup Corp., Class A (Energy)	0.2%	19,044
435	Sensient Technologies Corp. (Materials)	0.2%	17,952
402	Southwest Gas Corp. (Utilities)	0.2%	19,035
1,449	Starwood Property Trust, Inc. (REIT) (Financials)	0.4%	36,761
1,413	Sunstone Hotel Investors, Inc. (REIT)* (Financials)	0.2%	17,041
1,638	Susquehanna Bancshares, Inc. (Financials)	0.2%	19,672
3,124	Two Harbors Investment Corp. (REIT) (Financials)	0.4%	34,458
442	UIL Holdings Corp. (Utilities)	0.2%	17,220
449	WGL Holdings, Inc. (Utilities)	0.2%	19,271
363,059	Other Common Stocks	53.2%	5,162,019
	Total Common Stocks (Cost $5,746,719)		6,193,946
	Investment Companies — 0.0% ‡
75	Firsthand Technology Value Fund, Inc.*	0.0%	1,470
63	Stellus Capital Investment Corp.	0.0%	948
	Total Investment Companies (Cost $2,394)		2,418
Principal Amount
	U.S. Government & Agency Securities (a) — 8.4%
	Federal Home Loan Bank
$515,154	0.00%, due 06/03/13		515,154
	U.S. Treasury Bill
300,000	0.00%, due 06/13/13		299,994
	Total U.S. Government & Agency Securities (Cost $815,148)		815,148

See accompanying notes to the financial statements.

122 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UVT  Ultra Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.2%
$1,666,581	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,666,590	$1,666,581
	Total Repurchase Agreements (Cost $1,666,581)	1,666,581
	Total Investment Securities (Cost $8,230,842) — 89.3%	8,678,093
	Other assets less liabilities — 10.7%	1,035,418
	Net Assets — 100.0%	$9,713,511

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,067,143.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$897,435
Aggregate gross unrealized depreciation	(507,470)
Net unrealized appreciation	$389,965
Federal income tax cost of investments	$8,288,128

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$203,436	$14,211
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	3,223,334	22,051
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	4,595,065	(29,120)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	1,554,923	573,379
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	2,030,003	301,601
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	1,384,181	129,920
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Value Index Fund	244,927	44,688
		$1,056,730

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	8.3%
Consumer Staples	1.7%
Energy	4.1%
Financials	23.8%
Health Care	2.8%
Industrials	7.9%
Information Technology	7.7%
Materials	3.3%
Telecommunication Services	0.3%
Utilities	3.8%
Other[1]	36.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 123

  Ultra Russell2000 Growth  UKK

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.5%
1,230	3D Systems Corp.* (Information Technology)	0.4%	$59,680
613	Acuity Brands, Inc. (Industrials)	0.3%	46,018
974	Alaska Air Group, Inc.* (Industrials)	0.4%	55,343
1,040	Align Technology, Inc.* (Health Care)	0.2%	37,180
1,772	Alkermes plc* (Health Care)	0.4%	55,375
1,278	Aspen Technology, Inc.* (Information Technology)	0.3%	39,132
519	athenahealth, Inc.* (Health Care)	0.3%	43,881
1,536	Avis Budget Group, Inc.* (Industrials)	0.3%	50,934
824	Axiall Corp. (Materials)	0.2%	35,556
1,292	Brunswick Corp. (Consumer Discretionary)	0.3%	43,372
612	Cabela's, Inc.* (Consumer Discretionary)	0.3%	41,041
745	Centene Corp.* (Health Care)	0.2%	36,878
433	Chart Industries, Inc.* (Industrials)	0.3%	42,122
727	CLARCOR, Inc. (Industrials)	0.3%	39,432
646	CommVault Systems, Inc.* (Information Technology)	0.3%	45,220
408	CoStar Group, Inc.* (Information Technology)	0.3%	45,618
917	Cubist Pharmaceuticals, Inc.* (Health Care)	0.3%	50,389
838	Domino's Pizza, Inc. (Consumer Discretionary)	0.3%	49,668
582	Dril-Quip, Inc.* (Energy)	0.3%	52,642
707	Eagle Materials, Inc. (Materials)	0.3%	52,141
516	FEI Co. (Information Technology)	0.2%	37,157
642	Genesee & Wyoming, Inc., Class A* (Industrials)	0.4%	57,170
563	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.2%	37,507
762	HEICO Corp. (Industrials)	0.2%	38,542
1,441	Hexcel Corp.* (Industrials)	0.3%	50,104
601	Jazz Pharmaceuticals plc* (Health Care)	0.3%	40,850
486	Lufkin Industries, Inc. (Energy)	0.3%	42,894
491	MAXIMUS, Inc. (Information Technology)	0.2%	36,643
271	Middleby Corp.* (Industrials)	0.3%	44,306
1,156	Oasis Petroleum, Inc.* (Energy)	0.3%	42,957
1,031	Old Dominion Freight Line, Inc.* (Industrials)	0.3%	44,395
1,622	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.3%	52,569
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
823	PAREXEL International Corp.* (Health Care)	0.2%	$37,603
830	Pharmacyclics, Inc.* (Health Care)	0.5%	76,061
248	Portfolio Recovery Associates, Inc.* (Financials)	0.2%	37,763
1,730	PTC, Inc.* (Information Technology)	0.3%	43,440
1,235	QLIK Technologies, Inc.* (Information Technology)	0.2%	37,989
869	Rosetta Resources, Inc.* (Energy)	0.3%	40,721
1,375	Seattle Genetics, Inc.* (Health Care)	0.3%	47,190
507	Six Flags Entertainment Corp. (Consumer Discretionary)	0.3%	37,807
878	Tenneco, Inc.* (Consumer Discretionary)	0.3%	38,948
414	Ultimate Software Group, Inc.* (Information Technology)	0.3%	46,078
707	United Natural Foods, Inc.* (Consumer Staples)	0.2%	37,414
2,349	US Airways Group, Inc.* (Industrials)	0.3%	41,272
543	ViaSat, Inc.* (Information Technology)	0.2%	38,043
426	Watsco, Inc. (Industrials)	0.2%	37,168
562	WEX, Inc.* (Information Technology)	0.3%	41,515
704	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	36,854
1,001	Woodward, Inc. (Industrials)	0.3%	39,189
401,862	Other Common Stocks	49.6%	7,675,370
	Total Common Stocks (Cost $9,428,673)		9,837,141
	Investment Company — 0.0% ‡
24	Stellus Capital Investment Corp.	0.0%	361
	Total Investment Company (Cost $370)		361
Principal Amount
	U.S. Government & Agency Securities (a) — 9.4%
	Federal Home Loan Bank
$1,062,990	0.00%, due 06/03/13		1,062,990
	U.S. Treasury Bill
400,000	0.00%, due 06/13/13		399,992
	Total U.S. Government & Agency Securities (Cost $1,462,982)		1,462,982

See accompanying notes to the financial statements.

124 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UKK  Ultra Russell2000 Growth

Principal Amount		Value
	Repurchase Agreements (a)(b) — 18.2%
$2,811,818	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,811,830	$2,811,818
	Total Repurchase Agreements (Cost $2,811,818)	2,811,818
	Total Investment Securities (Cost $13,703,843) — 91.1%	14,112,302
	Other assets less liabilities — 8.9%	1,377,935
	Net Assets — 100.0%	$15,490,237

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $872,511.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,861
Aggregate gross unrealized depreciation	(306,816)
Net unrealized appreciation	$187,045
Federal income tax cost of investments	$13,925,257

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$23,739	$2,104
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	2,740,634	81,966
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	6,869,395	20,460
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	6,346,101	788,820
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	748,987	48,385
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	4,165,158	444,694
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Growth Index Fund	247,009	(1,821)
		$1,384,608

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2013:

Consumer Discretionary	10.4%
Consumer Staples	3.0%
Energy	3.4%
Financials	4.9%
Health Care	13.3%
Industrials	11.4%
Information Technology	13.3%
Materials	3.1%
Telecommunication Services	0.5%
Utilities	0.2%
Other[1]	36.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 125

  Ultra Basic Materials  UYM

Shares		Value
	Common Stocks (a) — 66.6%
	Chemicals — 45.4%
35,144	Air Products & Chemicals, Inc.	$3,317,945
11,566	Airgas, Inc.	1,190,026
15,037	Albemarle Corp.	1,006,276
12,432	Ashland, Inc.	1,105,453
11,813	Axiall Corp.	509,731
10,148	Cabot Corp.	415,459
27,025	Celanese Corp.	1,333,684
10,035	CF Industries Holdings, Inc.	1,916,284
16,543	Chemtura Corp.*	379,331
7,100	Cytec Industries, Inc.	507,437
203,858	Dow Chemical Co. (The)	7,024,947
158,144	E.I. du Pont de Nemours & Co.	8,822,854
26,059	Eastman Chemical Co.	1,868,951
23,303	FMC Corp.	1,461,331
8,446	H.B. Fuller Co.	351,100
32,479	Huntsman Corp.	631,717
13,807	International Flavors & Fragrances, Inc.	1,108,564
9,081	Intrepid Potash, Inc.	170,541
64,270	LyondellBasell Industries N.V., Class A	4,283,595
5,936	Minerals Technologies, Inc.	252,874
46,836	Mosaic Co. (The)	2,848,565
1,816	NewMarket Corp.	498,020
13,571	Olin Corp.	338,325
16,803	PolyOne Corp.	431,669
24,178	PPG Industries, Inc.	3,713,983
50,136	Praxair, Inc.	5,732,049
13,282	Rockwood Holdings, Inc.	885,378
22,404	RPM International, Inc.	742,244
8,462	Sensient Technologies Corp.	349,227
20,388	Sigma-Aldrich Corp.	1,705,660
3,386	Westlake Chemical Corp.	316,252
12,023	WR Grace & Co.*	1,016,064
		56,235,536
	Commercial Services & Supplies — 0.6%
16,944	Avery Dennison Corp.	737,064
	Electrical Equipment — 0.2%
7,885	Polypore International, Inc.*	296,634
	Metals & Mining — 14.9%
181,001	Alcoa, Inc.	1,538,508
18,192	Allegheny Technologies, Inc.	501,553
15,982	Allied Nevada Gold Corp.*	123,381
7,492	Carpenter Technology Corp.	360,815
25,644	Cliffs Natural Resources, Inc.	462,618
17,191	Coeur Mining, Inc.*	243,940
19,722	Commercial Metals Co.	304,113
5,632	Compass Minerals International, Inc.	491,448
Shares		Value
	Common Stocks (a) (continued)
175,697	Freeport-McMoRan Copper & Gold, Inc.	$5,455,392
48,323	Hecla Mining Co.	185,077
2,844	Kaiser Aluminum Corp.	180,423
22,345	Molycorp, Inc.*	146,807
84,081	Newmont Mining Corp.	2,882,297
53,772	Nucor Corp.	2,393,392
12,908	Reliance Steel & Aluminum Co.	848,959
11,010	Royal Gold, Inc.	602,908
37,257	Steel Dynamics, Inc.	571,522
19,903	Stillwater Mining Co.*	238,637
24,423	United States Steel Corp.	432,043
10,581	Walter Energy, Inc.	180,512
8,952	Worthington Industries, Inc.	307,770
		18,452,115
	Oil, Gas & Consumable Fuels — 2.2%
37,361	Alpha Natural Resources, Inc.*	249,572
35,927	Arch Coal, Inc.	185,383
38,615	CONSOL Energy, Inc.	1,339,168
45,639	Peabody Energy Corp.	897,719
		2,671,842
	Paper & Forest Products — 3.3%
5,886	Domtar Corp.	426,559
74,682	International Paper Co.	3,446,574
16,285	Resolute Forest Products, Inc.*	247,858
		4,120,991
	Total Common Stocks (Cost $95,003,372)	82,514,182
Principal Amount
	U.S. Government & Agency Security (a) — 7.2%
	Federal Home Loan Bank
$8,864,728	0.00%, due 06/03/13	8,864,728
	Total U.S. Government & Agency Security (Cost $8,864,728)	8,864,728
	Repurchase Agreements (a)(b) — 22.1%
27,350,140	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $27,350,261	27,350,140
	Total Repurchase Agreements (Cost $27,350,140)	27,350,140
	Total Investment Securities (Cost $131,218,240) — 95.9%	118,729,050
	Other assets less liabilities — 4.1%	5,082,060
	Net Assets — 100.0%	$123,811,110

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: May 31, 2013

  UYM  Ultra Basic Materials

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $24,260,037.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,421,920
Aggregate gross unrealized depreciation	(20,347,566)
Net unrealized depreciation	$(12,925,646)
Federal income tax cost of investments	$131,654,696

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	$21,934,275	$532,471
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	6,057,199	115,036
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	6,007,372	241,621
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	2,432,539	2,780,140
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	75,839,332	830,117
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	3,784,442	164,258
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	22,726,253	(333,205)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	26,307,715	723,272
		$5,053,710

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 127

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) — 75.8%
	Biotechnology — 59.4%
21,553	ACADIA Pharmaceuticals, Inc.*	$303,251
24,302	Achillion Pharmaceuticals, Inc.*	202,679
9,869	Acorda Therapeutics, Inc.*	330,118
7,594	Aegerion Pharmaceuticals, Inc.*	553,071
50,862	Alexion Pharmaceuticals, Inc.*	4,961,079
29,142	Alkermes plc*	910,688
15,738	Alnylam Pharmaceuticals, Inc.*	482,055
5,489	AMAG Pharmaceuticals, Inc.*	101,547
31,702	Amarin Corp. plc (ADR)*	221,597
58,700	Amgen, Inc.	5,901,111
11,603	Amicus Therapeutics, Inc.*	38,638
9,498	Anacor Pharmaceuticals, Inc.*	51,954
42,882	Arena Pharmaceuticals, Inc.*	379,077
45,023	Ariad Pharmaceuticals, Inc.*	825,722
10,850	Arqule, Inc.*	29,404
19,801	Array BioPharma, Inc.*	115,638
24,266	Astex Pharmaceuticals, Inc.*	117,690
12,603	AVEO Pharmaceuticals, Inc.*	32,264
22,740	Biogen Idec, Inc.*	5,400,523
42,137	BioMarin Pharmaceutical, Inc.*	2,641,990
45,621	Celgene Corp.*	5,641,037
20,580	Celldex Therapeutics, Inc.*	263,218
6,571	Clovis Oncology, Inc.*	240,367
19,036	Cubist Pharmaceuticals, Inc.*	1,046,028
19,391	Curis, Inc.*	72,716
16,129	Cytori Therapeutics, Inc.*	39,677
38,886	Dendreon Corp.*	155,544
30,902	Dyax Corp.*	97,032
14,347	Enzon Pharmaceuticals, Inc.	43,902
60,643	Exelixis, Inc.*	293,512
8,068	Genomic Health, Inc.*	294,321
41,039	Geron Corp.*	44,733
131,733	Gilead Sciences, Inc.*	7,176,814
20,605	Grifols S.A. (ADR)	561,692
16,292	GTx, Inc.*	96,286
28,705	Halozyme Therapeutics, Inc.*	202,944
4,936	Hyperion Therapeutics, Inc.*	99,066
30,908	Idenix Pharmaceuticals, Inc.*	146,504
16,066	ImmunoGen, Inc.*	295,132
21,409	Immunomedics, Inc.*	83,709
38,314	Incyte Corp.*	849,421
10,495	Infinity Pharmaceuticals, Inc.*	282,840
31,223	InterMune, Inc.*	308,483
22,542	Ironwood Pharmaceuticals, Inc.*	300,936
27,381	Isis Pharmaceuticals, Inc.*	592,799
124,900	Lexicon Pharmaceuticals, Inc.*	298,511
5,537	Ligand Pharmaceuticals, Inc., Class B*	165,612
81,940	MannKind Corp.*	546,540
18,964	Medivation, Inc.*	920,892
25,434	Merrimack Pharmaceuticals, Inc.*	140,904
Shares		Value
	Common Stocks (a) (continued)
13,594	Momenta Pharmaceuticals, Inc.*	$178,897
18,947	Myriad Genetics, Inc.*	608,199
9,100	Neurocrine Biosciences, Inc.*	117,663
6,325	NewLink Genetics Corp.*	103,161
37,656	Novavax, Inc.*	71,923
22,857	NPS Pharmaceuticals, Inc.*	359,998
13,930	Oncothyreon, Inc.*	25,771
24,698	Onyx Pharmaceuticals, Inc.*	2,357,424
22,165	Orexigen Therapeutics, Inc.*	140,304
8,652	Osiris Therapeutics, Inc.*	97,248
26,732	PDL BioPharma, Inc.	220,539
12,232	Progenics Pharmaceuticals, Inc.*	48,683
10,907	QLT, Inc.*	85,511
13,012	Raptor Pharmaceutical Corp.*	98,761
35,060	Regeneron Pharmaceuticals, Inc.*	8,479,962
7,794	Repligen Corp.*	64,534
23,382	Rigel Pharmaceuticals, Inc.*	108,025
13,118	Sangamo Biosciences, Inc.*	104,944
7,965	Sarepta Therapeutics, Inc.*	281,563
28,432	Seattle Genetics, Inc.*	975,786
13,877	SIGA Technologies, Inc.*	51,761
13,812	Sinovac Biotech Ltd.*	55,110
15,619	Spectrum Pharmaceuticals, Inc.	128,232
6,488	Synageva BioPharma Corp.*	267,435
22,046	Synergy Pharmaceuticals, Inc.*	112,435
18,072	Synta Pharmaceuticals Corp.*	133,371
8,729	Targacept, Inc.*	49,144
26,152	Theravance, Inc.*	916,366
11,352	Trius Therapeutics, Inc.*	87,070
14,407	United Therapeutics Corp.*	957,633
7,080	Vanda Pharmaceuticals, Inc.*	64,640
51,859	Vertex Pharmaceuticals, Inc.*	4,164,796
21,996	Vical, Inc.*	76,986
20,456	XOMA Corp.*	85,915
		66,581,058
	Health Care Equipment & Supplies — 0.1%
17,540	Cerus Corp.*	90,155
	Life Sciences Tools & Services — 4.5%
15,837	Affymetrix, Inc.*	59,389
7,537	Albany Molecular Research, Inc.*	82,907
2,517	Furiex Pharmaceuticals, Inc.*	93,053
28,130	Illumina, Inc.*	1,978,102
18,437	Life Technologies Corp.*	1,366,182
10,561	Luminex Corp.*	203,510
13,977	Pacific Biosciences of California, Inc.*	37,039
35,448	QIAGEN N.V.*	662,169
29,809	Sequenom, Inc.*	123,409
6,056	Techne Corp.	402,784
		5,008,544

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: May 31, 2013

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 11.8%
25,809	Akorn, Inc.*	$375,005
12,100	Auxilium Pharmaceuticals, Inc.*	180,532
33,301	AVANIR Pharmaceuticals, Inc., Class A*	110,559
21,098	Cadence Pharmaceuticals, Inc.*	140,302
12,389	Depomed, Inc.*	71,361
13,884	Endo Health Solutions, Inc.*	503,989
8,335	Endocyte, Inc.*	114,106
3,459	Hi-Tech Pharmacal Co., Inc.	110,550
19,473	Impax Laboratories, Inc.*	369,013
12,701	Jazz Pharmaceuticals plc*	863,287
9,705	Medicines Co. (The)*	312,598
69,172	Mylan, Inc.*	2,108,363
35,585	Nektar Therapeutics*	336,990
7,559	Omeros Corp.*	40,063
11,717	Optimer Pharmaceuticals, Inc.*	174,349
7,387	Pacira Pharmaceuticals, Inc.*	216,439
9,118	Pain Therapeutics, Inc.*	24,345
22,969	Perrigo Co.	2,662,337
16,429	Questcor Pharmaceuticals, Inc.	561,379
16,179	Salix Pharmaceuticals Ltd.*	981,580
17,243	Santarus, Inc.*	384,002
12,523	Sciclone Pharmaceuticals, Inc.*	60,236
8,743	Shire plc (ADR)	860,923
10,121	Sucampo Pharmaceuticals, Inc., Class A*	85,725
7,108	Supernus Pharmaceuticals, Inc.*	49,116
15,810	ViroPharma, Inc.*	434,775
20,722	Vivus, Inc.*	304,613
38,585	Warner Chilcott plc, Class A	740,832
12,011	XenoPort, Inc.*	66,060
25,166	Zogenix, Inc.*	37,497
		13,280,926
	Total Common Stocks (Cost $73,342,828)	84,960,683
Principal Amount		Value
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
$1,522,089	0.00%, due 06/03/13	$1,522,089
	Total U.S. Government & Agency Security (Cost $1,522,089)	1,522,089
	Repurchase Agreements (a)(b) — 13.5%
15,074,611	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $15,074,683	15,074,611
	Total Repurchase Agreements (Cost $15,074,611)	15,074,611
	Total Investment Securities (Cost $89,939,528) — 90.7%	101,557,383
	Other assets less liabilities — 9.3%	10,435,106
	Net Assets — 100.0%	$111,992,489

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $26,785,559.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,745,020
Aggregate gross unrealized depreciation	(1,175,565)
Net unrealized appreciation	$11,569,455
Federal income tax cost of investments	$89,987,928

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 129

  Ultra Nasdaq Biotechnology  BIB

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$921,759	$17,873
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	22,747,993	3,268,455
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	917,430	17,823
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	39,090,662	(69,137)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,439,314	727,320
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	5,484,058	2,047,435
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	30,179,164	469,928
Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	15,760,242	1,560,014
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Nasdaq Biotechnology Index Fund	22,464,280	2,463,084
		$10,502,795

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: May 31, 2013

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 72.8%
	Auto Components — 3.1%
902	BorgWarner, Inc.*	$73,125
493	Cooper Tire & Rubber Co.	12,739
1,155	Dana Holding Corp.	21,853
2,287	Delphi Automotive plc	111,629
1,116	Gentex Corp.	25,523
1,914	Goodyear Tire & Rubber Co. (The)*	28,978
5,337	Johnson Controls, Inc.	199,390
746	Lear Corp.	44,745
470	Tenneco, Inc.*	20,849
837	TRW Automotive Holdings Corp.*	53,024
388	Visteon Corp.*	24,626
		616,481
	Automobiles — 4.3%
30,589	Ford Motor Co.	479,635
5,966	General Motors Co.*	202,188
1,763	Harley-Davidson, Inc.	96,154
559	Tesla Motors, Inc.*	54,648
343	Thor Industries, Inc.	14,650
		847,275
	Beverages — 13.6%
1,250	Beam, Inc.	81,050
1,182	Brown-Forman Corp., Class B	81,345
29,891	Coca-Cola Co. (The)	1,195,341
2,047	Coca-Cola Enterprises, Inc.	76,066
1,189	Constellation Brands, Inc., Class A*	63,029
1,588	Dr. Pepper Snapple Group, Inc.	73,016
1,217	Molson Coors Brewing Co., Class B	60,132
1,123	Monster Beverage Corp.*	61,305
12,032	PepsiCo, Inc.	971,825
		2,663,109
	Chemicals — 2.2%
4,179	Monsanto Co.	420,574
303	Scotts Miracle-Gro Co. (The), Class A	14,323
		434,897
	Commercial Services & Supplies — 0.1%
455	Herman Miller, Inc.	12,790
351	HNI Corp.	12,906
		25,696
	Distributors — 0.9%
1,208	Genuine Parts Co.	93,910
2,327	LKQ Corp.*	56,965
362	Pool Corp.	18,625
		169,500
Shares		Value
	Common Stocks (a) (continued)
	Food Products — 12.5%
5,136	Archer-Daniels-Midland Co.	$165,533
412	B&G Foods, Inc.	11,857
1,139	Bunge Ltd.	79,274
1,398	Campbell Soup Co.	59,848
3,228	ConAgra Foods, Inc.	108,751
919	Darling International, Inc.*	18,022
1,450	Dean Foods Co.*	15,211
895	Flowers Foods, Inc.	29,866
297	Fresh Del Monte Produce, Inc.	7,951
5,043	General Mills, Inc.	237,425
963	Green Mountain Coffee Roasters, Inc.*	70,424
2,501	H. J. Heinz Co.	180,972
362	Hain Celestial Group, Inc. (The)*	24,116
1,171	Hershey Co. (The)	104,348
959	Hillshire Brands Co. (The)	33,220
1,048	Hormel Foods Corp.	41,731
603	Ingredion, Inc.	41,076
836	J.M. Smucker Co. (The)	84,403
1,947	Kellogg Co.	120,811
4,621	Kraft Foods Group, Inc.	254,756
151	Lancaster Colony Corp.	12,453
1,035	McCormick & Co., Inc. (Non-Voting)	71,498
1,579	Mead Johnson Nutrition Co.	128,010
13,868	Mondelez International, Inc., Class A	408,551
255	Post Holdings, Inc.*	10,759
973	Smithfield Foods, Inc.*	32,051
282	TreeHouse Foods, Inc.*	18,465
2,212	Tyson Foods, Inc., Class A	55,300
1,079	WhiteWave Foods Co., Class A*	18,818
		2,445,500
	Household Durables — 3.1%
2,180	D.R. Horton, Inc.	53,105
530	Harman International Industries, Inc.	28,143
788	Jarden Corp.*	36,705
1,113	Leggett & Platt, Inc.	35,616
1,288	Lennar Corp., Class A	50,644
304	MDC Holdings, Inc.	11,282
454	Mohawk Industries, Inc.*	50,471
2,234	Newell Rubbermaid, Inc.	60,407
37	NVR, Inc.*	36,383
2,653	PulteGroup, Inc.*	57,278
355	Ryland Group, Inc. (The)	16,074
466	Tempur-Pedic International, Inc.*	19,703
1,173	Toll Brothers, Inc.*	40,081
421	Tupperware Brands Corp.	34,093
613	Whirlpool Corp.	78,317
		608,302

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 131

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 12.9%
1,076	Church & Dwight Co., Inc.	$65,431
1,021	Clorox Co. (The)	84,825
6,858	Colgate-Palmolive Co.	396,667
483	Energizer Holdings, Inc.	46,228
3,023	Kimberly-Clark Corp.	292,717
21,303	Procter & Gamble Co. (The)	1,635,218
		2,521,086
	Leisure Equipment & Products — 1.2%
703	Brunswick Corp.	23,600
894	Hasbro, Inc.	39,765
2,687	Mattel, Inc.	120,243
496	Polaris Industries, Inc.	47,373
		230,981
	Machinery — 1.1%
376	Briggs & Stratton Corp.	8,798
146	Middleby Corp.*	23,870
454	Snap-on, Inc.	41,355
1,250	Stanley Black & Decker, Inc.	99,025
493	WABCO Holdings, Inc.*	37,182
		210,230
	Personal Products — 1.4%
3,371	Avon Products, Inc.	79,454
1,870	Estee Lauder Cos., Inc. (The), Class A	126,748
804	Herbalife Ltd.	37,523
412	Nu Skin Enterprises, Inc., Class A	24,226
		267,951
	Software — 0.6%
3,300	Activision Blizzard, Inc.	47,619
2,340	Electronic Arts, Inc.*	53,796
715	Take-Two Interactive Software, Inc.*	11,898
966	TiVo, Inc.*	12,500
		125,813
	Textiles, Apparel & Luxury Goods — 5.6%
398	Carter's, Inc.	28,684
2,190	Coach, Inc.	127,589
687	Crocs, Inc.*	12,119
268	Deckers Outdoor Corp.*	14,386
934	Fifth & Pacific Cos., Inc.*	20,072
417	Fossil, Inc.*	44,285
767	Hanesbrands, Inc.	38,242
452	Iconix Brand Group, Inc.*	13,601
1,375	Michael Kors Holdings Ltd.*	86,377
5,658	NIKE, Inc., Class B	348,872
Shares		Value
	Common Stocks (a) (continued)
609	PVH Corp.	$70,151
474	Ralph Lauren Corp.	82,993
320	Steven Madden Ltd.*	15,520
605	Under Armour, Inc., Class A*	37,510
688	VF Corp.	126,496
391	Wolverine World Wide, Inc.	20,469
		1,087,366
	Tobacco — 10.2%
15,674	Altria Group, Inc.	565,831
2,959	Lorillard, Inc.	125,580
12,851	Philip Morris International, Inc.	1,168,285
2,509	Reynolds American, Inc.	120,708
182	Universal Corp.	10,671
		1,991,075
	Total Common Stocks (Cost $12,437,934)	14,245,262
Principal Amount
	U.S. Government & Agency Security (a) — 2.4%
	Federal Home Loan Bank
$463,556	0.00%, due 06/03/13	463,556
	Total U.S. Government & Agency Security (Cost $463,556)	463,556
	Repurchase Agreements (a)(b) — 12.1%
2,361,609	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,361,620	2,361,609
	Total Repurchase Agreements (Cost $2,361,609)	2,361,609
	Total Investment Securities (Cost $15,263,099) — 87.3%	17,070,427
	Other assets less liabilities — 12.7%	2,472,261
	Net Assets — 100.0%	$19,542,688

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $6,778,170.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

132 :: Schedule of Portfolio Investments :: May 31, 2013

  UGE  Ultra Consumer Goods

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,501,313
Aggregate gross unrealized depreciation	(84,576)
Net unrealized appreciation	$1,416,737
Federal income tax cost of investments	$15,653,690

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	$273,513	$6,995
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	42,764	7,991
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	116,386	3,011
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	2,494,218	39,628
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	11,481,582	1,767,026
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	606,445	204,462
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	2,319,411	50,368
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	6,242,227	329,040
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	1,284,722	67,983
		$2,476,504
See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 133

  Ultra Consumer Services  UCC

Shares		Value
	Common Stocks (a) — 82.8%
	Airlines — 1.6%
628	Alaska Air Group, Inc.*	$35,683
7,603	Delta Air Lines, Inc.*	136,930
2,005	JetBlue Airways Corp.*	12,451
6,500	Southwest Airlines Co.	92,105
2,969	United Continental Holdings, Inc.*	96,374
1,454	US Airways Group, Inc.*	25,547
		399,090
	Commercial Services & Supplies — 0.2%
947	Copart, Inc.*	32,567
588	Rollins, Inc.	14,853
		47,420
	Diversified Consumer Services — 0.8%
894	Apollo Group, Inc., Class A*	17,871
507	DeVry, Inc.	15,834
2,421	H&R Block, Inc.	70,863
560	Hillenbrand, Inc.	13,362
505	Regis Corp.	9,297
1,885	Service Corp. International	33,892
606	Sotheby's	22,573
239	Weight Watchers International, Inc.	10,958
		194,650
	Electronic Equipment, Instruments & Components — 0.1%
425	Dolby Laboratories, Inc., Class A	14,875
	Food & Staples Retailing — 13.0%
342	Casey's General Stores, Inc.	20,780
3,889	Costco Wholesale Corp.	426,507
10,991	CVS Caremark Corp.	632,862
365	Fresh Market, Inc. (The)*	18,082
442	Harris Teeter Supermarkets, Inc.	20,774
4,628	Kroger Co. (The)	155,825
6,374	Rite Aid Corp.*	18,739
2,139	Safeway, Inc.	49,218
5,231	Sysco Corp.	176,808
440	United Natural Foods, Inc.*	23,285
7,678	Walgreen Co.	366,701
14,932	Wal-Mart Stores, Inc.	1,117,512
3,076	Whole Foods Market, Inc.	159,521
		3,186,614
	Health Care Providers & Services — 2.3%
2,054	AmerisourceBergen Corp.	111,080
3,043	Cardinal Health, Inc.	142,899
171	Chemed Corp.	11,974
2,079	McKesson Corp.	236,715
Shares		Value
	Common Stocks (a) (continued)
934	Omnicare, Inc.	$42,992
789	VCA Antech, Inc.*	20,167
		565,827
	Hotels, Restaurants & Leisure — 12.0%
345	Bally Technologies, Inc.*	19,648
249	Bob Evans Farms, Inc.	11,494
632	Brinker International, Inc.	24,781
3,966	Carnival Corp.	131,275
437	Cheesecake Factory, Inc. (The)	17,445
277	Chipotle Mexican Grill, Inc.*	99,997
244	Choice Hotels International, Inc.	9,633
212	Cracker Barrel Old Country Store, Inc.	18,966
1,154	Darden Restaurants, Inc.	59,777
507	Domino's Pizza, Inc.	30,050
654	Dunkin' Brands Group, Inc.	25,898
487	Hyatt Hotels Corp., Class A*	20,025
2,360	International Game Technology	42,197
389	Jack in the Box, Inc.*	14,195
3,161	Las Vegas Sands Corp.	183,022
355	Life Time Fitness, Inc.*	17,693
2,175	Marriott International, Inc., Class A	91,372
261	Marriott Vacations Worldwide Corp.*	11,549
8,952	McDonald's Corp.	864,495
3,319	MGM Resorts International*	50,349
790	Orient-Express Hotels Ltd., Class A*	9,354
251	Panera Bread Co., Class A*	48,149
150	Papa John's International, Inc.*	9,664
596	Penn National Gaming, Inc.*	32,804
1,291	Royal Caribbean Cruises Ltd.	45,198
427	Six Flags Entertainment Corp.	31,841
6,689	Starbucks Corp.	421,875
1,729	Starwood Hotels & Resorts Worldwide, Inc.	118,091
321	Vail Resorts, Inc.	20,560
2,513	Wendy's Co. (The)	14,952
489	WMS Industries, Inc.*	12,396
1,219	Wyndham Worldwide Corp.	70,848
712	Wynn Resorts Ltd.	96,754
4,024	Yum! Brands, Inc.	272,626
		2,948,973
	Internet & Catalog Retail — 6.6%
3,246	Amazon.com, Inc.*	873,271
834	Expedia, Inc.	47,922
329	HSN, Inc.	18,717
4,620	Liberty Interactive Corp., Class A*	103,719
249	Liberty Ventures*	20,311
500	Netflix, Inc.*	113,125

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: May 31, 2013

  UCC  Ultra Consumer Services

Shares		Value
	Common Stocks (a) (continued)
463	priceline.com, Inc.*	$372,220
275	Shutterfly, Inc.*	13,403
982	TripAdvisor, Inc.*	63,329
		1,626,017
	Internet Software & Services — 2.4%
10,417	eBay, Inc.*	563,560
205	OpenTable, Inc.*	13,673
635	ValueClick, Inc.*	16,726
		593,959
	IT Services — 0.1%
659	Acxiom Corp.*	14,491
	Media — 22.1%
517	AMC Networks, Inc., Class A*	33,098
239	Arbitron, Inc.	11,211
1,914	Cablevision Systems Corp., Class A	28,940
5,223	CBS Corp. (Non-Voting), Class B	258,539
587	Charter Communications, Inc., Class A*	65,697
913	Cinemark Holdings, Inc.	26,787
23,563	Comcast Corp., Class A	946,054
5,117	DIRECTV*	312,802
2,189	Discovery Communications, Inc., Class A*	172,625
1,813	DISH Network Corp., Class A	69,873
640	DreamWorks Animation SKG, Inc., Class A*	14,042
2,051	Gannett Co., Inc.	44,097
3,695	Interpublic Group of Cos., Inc. (The)	52,543
419	John Wiley & Sons, Inc., Class A	16,634
495	Lamar Advertising Co., Class A*	23,131
2,156	Liberty Global, Inc., Class A*	158,897
997	Liberty Media Corp.*	124,485
1,260	Live Nation Entertainment, Inc.*	17,149
546	Madison Square Garden Co. (The), Class A*	31,957
321	Meredith Corp.	13,155
202	Morningstar, Inc.	13,894
1,089	New York Times Co. (The), Class A*	11,511
17,852	News Corp., Class A	573,228
2,334	Omnicom Group, Inc.	145,011
707	Regal Entertainment Group, Class A	12,514
768	Scripps Networks Interactive, Inc., Class A	51,732
28,691	Sirius XM Radio, Inc.	99,845
1,002	Starz - Liberty Capital*	23,126
2,638	Time Warner Cable, Inc.	251,955
8,345	Time Warner, Inc.	487,098
350	Valassis Communications, Inc.	9,097
4,065	Viacom, Inc., Class B	267,843
Shares		Value
	Common Stocks (a) (continued)
16,117	Walt Disney Co. (The)	$1,016,660
41	Washington Post Co. (The), Class B	19,156
		5,404,386
	Multiline Retail — 4.6%
517	Big Lots, Inc.*	17,604
275	Dillard's, Inc., Class A	25,374
2,699	Dollar General Corp.*	142,507
2,028	Dollar Tree, Inc.*	97,425
858	Family Dollar Stores, Inc.	52,467
1,272	J.C. Penney Co., Inc.*	22,362
1,889	Kohl's Corp.	97,114
3,529	Macy's, Inc.	170,592
1,337	Nordstrom, Inc.	78,642
905	Saks, Inc.*	13,421
323	Sears Holdings Corp.*	15,772
5,810	Target Corp.	403,795
		1,137,075
	Professional Services — 0.6%
365	Dun & Bradstreet Corp. (The)	35,821
446	IHS, Inc., Class A*	46,888
1,865	Nielsen Holdings N.V.	63,242
		145,951
	Road & Rail — 0.5%
958	Avis Budget Group, Inc.*	31,767
3,567	Hertz Global Holdings, Inc.*	92,136
		123,903
	Software — 0.2%
363	FactSet Research Systems, Inc.	35,643
	Specialty Retail — 15.6%
629	Aaron's, Inc.	17,669
710	Abercrombie & Fitch Co., Class A	35,557
657	Advance Auto Parts, Inc.	53,559
698	Aeropostale, Inc.*	10,198
1,608	American Eagle Outfitters, Inc.	31,822
432	Ann, Inc.*	13,254
1,133	Ascena Retail Group, Inc.*	23,034
345	AutoNation, Inc.*	15,984
324	AutoZone, Inc.*	132,461
2,018	Bed Bath & Beyond, Inc.*	137,728
2,375	Best Buy Co., Inc.	65,431
244	Buckle, Inc. (The)	13,049
413	Cabela's, Inc.*	27,696
2,037	CarMax, Inc.*	95,270
1,480	Chico's FAS, Inc.	26,729
210	Children's Place Retail Stores, Inc. (The)*	11,199

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 135

  Ultra Consumer Services  UCC

Shares		Value
	Common Stocks (a) (continued)
548	CST Brands, Inc.*	$16,654
876	Dick's Sporting Goods, Inc.	45,850
287	DSW, Inc., Class A	21,235
794	Express, Inc.*	17,309
1,345	Foot Locker, Inc.	46,160
1,082	GameStop Corp., Class A	35,879
2,653	Gap, Inc. (The)	107,579
215	Genesco, Inc.*	14,530
657	GNC Holdings, Inc., Class A	29,585
192	Group 1 Automotive, Inc.	12,202
548	Guess?, Inc.	17,415
13,348	Home Depot, Inc. (The)	1,049,954
2,136	L Brands, Inc.	106,821
9,909	Lowe's Cos., Inc.	417,268
427	Men's Wearhouse, Inc. (The)	15,457
994	O'Reilly Automotive, Inc.*	108,257
959	PetSmart, Inc.	64,732
965	Pier 1 Imports, Inc.	22,378
519	Rent-A-Center, Inc.	18,985
1,985	Ross Stores, Inc.	127,636
1,386	Sally Beauty Holdings, Inc.*	42,425
723	Signet Jewelers Ltd.	49,533
6,016	Staples, Inc.	90,240
1,064	Tiffany & Co.	82,758
6,510	TJX Cos., Inc.	329,471
618	Tractor Supply Co.	69,204
529	Ulta Salon Cosmetics & Fragrance, Inc.*	48,012
977	Urban Outfitters, Inc.*	40,966
270	Vitamin Shoppe, Inc.*	11,810
770	Williams-Sonoma, Inc.	41,549
		3,812,494
	Trading Companies & Distributors — 0.1%
432	Beacon Roofing Supply, Inc.*	17,807
	Total Common Stocks (Cost $18,701,315)	20,269,175
Principal Amount		Value
	U.S. Government & Agency Security (a) — 1.1%
	Federal Home Loan Bank
$272,727	0.00%, due 06/03/13	$272,727
	Total U.S. Government & Agency Security (Cost $272,727)	272,727
	Repurchase Agreements (a)(b) — 8.5%
2,089,835	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,089,845	2,089,835
	Total Repurchase Agreements (Cost $2,089,835)	2,089,835
	Total Investment Securities (Cost $21,063,877) — 92.4%	22,631,737
	Other assets less liabilities — 7.6%	1,868,038
	Net Assets — 100.0%	$24,499,775

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $6,004,940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,610,722
Aggregate gross unrealized depreciation	(55,728)
Net unrealized appreciation	$1,554,994
Federal income tax cost of investments	$21,076,743

See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: May 31, 2013

  UCC  Ultra Consumer Services

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	$307,323	$12,430
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	100,217	52,111
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	45,476	1,846
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	5,558,606	154,265
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	10,191,543	756,089
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	2,307,452	401,138
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	4,287,105	50,036
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	5,270,542	404,176
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	591,127	43,416
		$1,875,507

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 137

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.5%
59,530	ACE Ltd. (Insurance)	0.7%	$5,338,650
82,060	Aflac, Inc. (Insurance)	0.6%	4,569,921
83,764	Allstate Corp. (The) (Insurance)	0.5%	4,040,775
168,607	American Express Co. (Consumer Finance)	1.6%	12,765,236
259,008	American International Group, Inc.* (Insurance)	1.5%	11,515,496
69,317	American Tower Corp. (Real Estate Investment Trusts)	0.7%	5,395,635
35,697	Ameriprise Financial, Inc. (Capital Markets)	0.4%	2,910,020
54,663	Aon plc (Insurance)	0.4%	3,480,393
21,315	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.4%	2,827,648
1,898,319	Bank of America Corp. (Diversified Financial Services)	3.3%	25,931,037
204,124	Bank of New York Mellon Corp. (The) (Capital Markets)	0.8%	6,135,967
122,778	BB&T Corp. (Commercial Banks)	0.5%	4,041,852
319,993	Berkshire Hathaway, Inc., Class B* (Insurance)	4.6%	36,501,602
22,065	BlackRock, Inc. (Capital Markets)	0.8%	6,160,548
26,603	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	2,835,348
102,150	Capital One Financial Corp. (Consumer Finance)	0.8%	6,223,999
192,822	Charles Schwab Corp. (The) (Capital Markets)	0.5%	3,829,445
45,786	Chubb Corp. (The) (Insurance)	0.5%	3,987,961
533,123	Citigroup, Inc. (Diversified Financial Services)	3.5%	27,717,065
53,841	CME Group, Inc. (Diversified Financial Services)	0.5%	3,657,419
86,912	Discover Financial Services (Consumer Finance)	0.5%	4,120,498
56,200	Equity Residential (Real Estate Investment Trusts)	0.4%	3,178,110
153,560	Fifth Third Bancorp (Commercial Banks)	0.3%	2,794,792
24,236	Franklin Resources, Inc. (Capital Markets)	0.5%	3,751,975
76,768	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	12,442,557
79,542	HCP, Inc. (Real Estate Investment Trusts)	0.5%	3,768,700
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
49,271	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	$3,351,906
77,358	Invesco Ltd. (Capital Markets)	0.3%	2,610,059
671,494	JPMorgan Chase & Co. (Diversified Financial Services)	4.6%	36,656,857
54,315	Loews Corp. (Insurance)	0.3%	2,488,713
96,207	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	3,850,204
18,523	Mastercard, Inc., Class A (IT Services)	1.3%	10,562,741
49,264	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.3%	2,687,351
191,860	MetLife, Inc. (Insurance)	1.1%	8,482,131
240,860	Morgan Stanley (Capital Markets)	0.8%	6,238,274
92,709	PNC Financial Services Group, Inc. (The) (Commercial Banks)	0.8%	6,641,673
86,634	Prologis, Inc. (Real Estate Investment Trusts)	0.4%	3,491,350
81,580	Prudential Financial, Inc. (Insurance)	0.7%	5,626,573
25,308	Public Storage (Real Estate Investment Trusts)	0.5%	3,841,754
55,031	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.2%	9,159,360
80,156	State Street Corp. (Capital Markets)	0.7%	5,304,724
94,552	SunTrust Banks, Inc. (Commercial Banks)	0.4%	3,034,174
45,441	T. Rowe Price Group, Inc. (Capital Markets)	0.4%	3,447,154
66,309	Travelers Cos., Inc. (The) (Insurance)	0.7%	5,551,389
326,914	U.S. Bancorp/MN (Commercial Banks)	1.5%	11,461,605
51,219	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	3,655,500
90,476	Visa, Inc., Class A (IT Services)	2.0%	16,117,395
859,998	Wells Fargo & Co. (Commercial Banks)	4.4%	34,872,919
95,667	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	2,852,790
5,900,902	Other Common Stocks	19.6%	154,930,001
	Total Common Stocks (Cost $492,380,163)		556,839,246

See accompanying notes to the financial statements.

138 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UYG  Ultra Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.9%
	Federal Home Loan Bank
$24,670,729	0.00%, due 06/03/13	$24,670,729
	U.S. Treasury Bills
2,000,000	0.00%, due 06/13/13	1,999,960
12,208,000	0.00%, due 08/29/13	12,206,684
	Total U.S. Government & Agency Securities (Cost $38,877,373)	38,877,373
	Repurchase Agreements (a)(b) — 12.3%
97,369,417	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $97,369,862	97,369,417
	Total Repurchase Agreements (Cost $97,369,417)	97,369,417
	Total Investment Securities (Cost $628,626,953) — 87.7%	693,086,036
	Other assets less liabilities — 12.3%	96,820,613
	Net Assets — 100.0%	$789,906,649

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $217,422,526.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,359,082
Aggregate gross unrealized depreciation	(18,076,325)
Net unrealized appreciation	$61,282,757
Federal income tax cost of investments	$631,803,279

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	$30,400,853	$806,896
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	95,653,007	7,812,225
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	112,515,812	2,373,779
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	55,718,522	1,348,453
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	94,852,514	3,022,211
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	101,263,428	61,200
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	120,072,659	54,894,475
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	117,709,645	3,194,185
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	136,385,354	10,348,316
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	158,253,778	13,263,623
		$97,125,363

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 139

  Ultra Financials  UYG

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2013:

Capital Markets	8.0%
Commercial Banks	11.4%
Consumer Finance	3.3%
Diversified Financial Services	13.3%
Insurance	16.9%
IT Services	3.6%
Professional Services	0.2%
Real Estate Investment Trusts	12.7%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	0.5%
Other[1]	29.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

140 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) — 72.0%
	Biotechnology — 13.8%
1,079	Acorda Therapeutics, Inc.*	$36,093
5,232	Alexion Pharmaceuticals, Inc.*	510,329
3,569	Alkermes plc*	111,531
20,058	Amgen, Inc.	2,016,431
5,823	Arena Pharmaceuticals, Inc.*	51,475
4,874	Ariad Pharmaceuticals, Inc.*	89,389
6,333	Biogen Idec, Inc.*	1,504,024
3,600	BioMarin Pharmaceutical, Inc.*	225,720
11,222	Celgene Corp.*	1,387,600
1,777	Cepheid, Inc.*	61,769
1,740	Cubist Pharmaceuticals, Inc.*	95,613
40,800	Gilead Sciences, Inc.*	2,222,784
3,588	Incyte Corp.*	79,546
2,993	Isis Pharmaceuticals, Inc.*	64,798
1,991	Medivation, Inc.*	96,683
2,183	Myriad Genetics, Inc.*	70,074
1,925	Onyx Pharmaceuticals, Inc.*	183,741
3,750	PDL BioPharma, Inc.	30,938
1,342	Pharmacyclics, Inc.*	122,981
2,047	Regeneron Pharmaceuticals, Inc.*	495,108
2,777	Seattle Genetics, Inc.*	95,307
1,836	Theravance, Inc.*	64,333
1,251	United Therapeutics Corp.*	83,154
5,847	Vertex Pharmaceuticals, Inc.*	469,573
		10,168,994
	Commercial Services & Supplies — 0.1%
1,829	Healthcare Services Group, Inc.	41,500
	Health Care Equipment & Supplies — 13.0%
42,094	Abbott Laboratories	1,543,587
2,037	Alere, Inc.*	52,106
1,928	Align Technology, Inc.*	68,926
14,631	Baxter International, Inc.	1,028,998
5,198	Becton, Dickinson and Co.	512,627
36,379	Boston Scientific Corp.*	336,142
2,039	C.R. Bard, Inc.	210,201
5,965	CareFusion Corp.*	219,214
1,295	Cooper Cos., Inc. (The)	146,348
12,651	Covidien plc	804,604
3,828	DENTSPLY International, Inc.	159,857
3,058	Edwards Lifesciences Corp.*	203,235
1,384	Haemonetics Corp.*	57,132
1,617	Hill-Rom Holdings, Inc.	58,422
7,174	Hologic, Inc.*	148,860
1,463	IDEXX Laboratories, Inc.*	120,610
1,075	Intuitive Surgical, Inc.*	534,845
1,399	Masimo Corp.	30,288
27,104	Medtronic, Inc.	1,382,575
3,846	ResMed, Inc.	184,608
Shares		Value
	Common Stocks (a) (continued)
1,523	Sirona Dental Systems, Inc.*	$108,042
7,581	St. Jude Medical, Inc.	327,727
1,567	STERIS Corp.	71,048
7,750	Stryker Corp.	514,522
1,098	Teleflex, Inc.	86,006
1,544	Thoratec Corp.*	48,126
2,924	Varian Medical Systems, Inc.*	195,937
1,445	Volcano Corp.*	27,599
921	West Pharmaceutical Services, Inc.	63,135
4,539	Zimmer Holdings, Inc.	356,357
		9,601,684
	Health Care Providers & Services — 10.4%
10,194	Aetna, Inc.	615,532
2,631	Brookdale Senior Living, Inc.*	74,589
1,403	Centene Corp.*	69,449
7,663	Cigna Corp.	520,318
2,470	Community Health Systems, Inc.	118,980
2,262	DaVita HealthCare Partners, Inc.*	280,646
21,935	Express Scripts Holding Co.*	1,362,602
6,539	HCA Holdings, Inc.	255,413
6,894	Health Management Associates, Inc., Class A*	95,068
2,124	Health Net, Inc.*	67,692
2,339	HealthSouth Corp.*	68,509
2,347	Henry Schein, Inc.*	225,993
4,244	Humana, Inc.	342,830
2,495	Laboratory Corp. of America Holdings*	248,228
1,258	LifePoint Hospitals, Inc.*	62,560
724	Magellan Health Services, Inc.*	39,458
1,340	MEDNAX, Inc.*	124,392
1,696	Owens & Minor, Inc.	57,969
2,242	Patterson Cos., Inc.	87,617
4,240	Quest Diagnostics, Inc.	262,202
2,795	Tenet Healthcare Corp.*	132,399
27,468	UnitedHealth Group, Inc.	1,720,321
2,383	Universal Health Services, Inc., Class B	164,761
1,158	WellCare Health Plans, Inc.*	60,378
8,148	WellPoint, Inc.	627,152
		7,685,058
	Health Care Technology — 0.1%
2,333	HMS Holdings Corp.*	58,092
	Life Sciences Tools & Services — 2.7%
539	Bio-Rad Laboratories, Inc., Class A*	61,274
1,291	Charles River Laboratories International, Inc.*	55,913
1,477	Covance, Inc.*	110,155
3,324	Illumina, Inc.*	233,744

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 141

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) (continued)
4,611	Life Technologies Corp.*	$341,675
1,558	PAREXEL International Corp.*	71,185
928	Techne Corp.	61,721
9,584	Thermo Fisher Scientific, Inc.	846,267
2,302	Waters Corp.*	222,626
		2,004,560
	Pharmaceuticals — 31.9%
42,361	AbbVie, Inc.	1,808,391
3,426	Actavis, Inc.*	422,392
8,242	Allergan, Inc.	819,997
43,881	Bristol-Myers Squibb Co.	2,018,965
26,754	Eli Lilly & Co.	1,422,243
3,058	Endo Health Solutions, Inc.*	111,005
6,280	Forest Laboratories, Inc.*	249,630
4,433	Hospira, Inc.*	153,736
1,739	Impax Laboratories, Inc.*	32,954
1,334	Jazz Pharmaceuticals plc*	90,672
74,914	Johnson & Johnson	6,306,261
80,998	Merck & Co., Inc.	3,782,607
10,601	Mylan, Inc.*	323,118
3,086	Nektar Therapeutics*	29,224
2,368	Perrigo Co.	274,475
192,664	Pfizer, Inc.	5,246,241
1,569	Questcor Pharmaceuticals, Inc.	53,613
1,393	Salix Pharmaceuticals Ltd.*	84,513
1,748	ViroPharma, Inc.*	48,070
2,696	Vivus, Inc.*	39,631
4,701	Warner Chilcott plc, Class A	90,259
2,278	Zoetis, Inc.	72,896
		23,480,893
	Total Common Stocks (Cost $41,271,332)	53,040,781
Principal Amount		Value
	U.S. Government & Agency Security (a) — 2.7%
	Federal Home Loan Bank
$1,991,340	0.00%, due 06/03/13	$1,991,340
	Total U.S. Government & Agency Security (Cost $1,991,340)	1,991,340
	Repurchase Agreements (a)(b) — 13.0%
9,543,372	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $9,543,418	9,543,372
	Total Repurchase Agreements (Cost $9,543,372)	9,543,372
	Total Investment Securities (Cost $52,806,044) — 87.7%	64,575,493
	Other assets less liabilities — 12.3%	9,065,260
	Net Assets — 100.0%	$73,640,753

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $12,268,935.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,733,455
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$11,733,455
Federal income tax cost of investments	$52,842,038

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: May 31, 2013

  RXL  Ultra Health Care

Swap Agreements

Ultra Health Care had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	$27,352,485	$2,300,601
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	2,278,693	35,116
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	16,958,079	220,379
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	3,517,683	477,433
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	6,427,936	3,643,892
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	10,238,190	120,320
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	26,170,213	1,917,809
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	1,332,947	291,562
		$9,007,112

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 143

  Ultra Industrials  UXI

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.7%
4,529	3M Co. (Industrial Conglomerates)	2.3%	$499,413
4,597	Accenture plc, Class A (IT Services)	1.7%	377,460
2,475	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.5%	112,489
1,736	AMETEK, Inc. (Electrical Equipment)	0.4%	74,908
1,139	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.4%	88,728
3,460	Automatic Data Processing, Inc. (IT Services)	1.1%	237,771
4,855	Boeing Co. (The) (Aerospace & Defense)	2.2%	480,742
4,673	Caterpillar, Inc. (Machinery)	1.8%	400,943
7,283	CSX Corp. (Road & Rail)	0.8%	183,604
1,260	Cummins, Inc. (Machinery)	0.7%	150,734
4,137	Danaher Corp. (Industrial Conglomerates)	1.2%	255,749
2,779	Deere & Co. (Machinery)	1.1%	242,079
1,246	Dover Corp. (Machinery)	0.4%	97,499
3,361	Eaton Corp. plc (Electrical Equipment)	1.0%	222,028
1,894	Ecolab, Inc. (Chemicals)	0.8%	159,986
5,152	Emerson Electric Co. (Electrical Equipment)	1.4%	296,034
1,926	Fastenal Co. (Trading Companies & Distributors)	0.5%	100,499
2,086	FedEx Corp. (Air Freight & Logistics)	0.9%	200,965
2,092	Fidelity National Information Services, Inc. (IT Services)	0.4%	93,931
952	Fiserv, Inc.* (IT Services)	0.4%	82,976
1,159	Fluor Corp. (Construction & Engineering)	0.3%	73,260
2,370	General Dynamics Corp. (Aerospace & Defense)	0.8%	182,727
74,187	General Electric Co. (Industrial Conglomerates)	7.9%	1,730,041
5,592	Honeywell International, Inc. (Aerospace & Defense)	2.0%	438,748
2,963	Illinois Tool Works, Inc. (Machinery)	1.0%	207,795
1,966	Ingersoll-Rand plc (Machinery)	0.5%	113,104
786	Kansas City Southern (Road & Rail)	0.4%	87,010
490	LinkedIn Corp., Class A* (Internet Software & Services)	0.4%	82,090
1,910	Lockheed Martin Corp. (Aerospace & Defense)	0.9%	202,135
2,244	Norfolk Southern Corp. (Road & Rail)	0.8%	171,868
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,692	Northrop Grumman Corp. (Aerospace & Defense)	0.6%	$139,404
2,522	PACCAR, Inc. (Machinery)	0.6%	135,179
1,064	Parker Hannifin Corp. (Machinery)	0.5%	106,145
2,310	Paychex, Inc. (IT Services)	0.4%	86,001
1,471	Pentair Ltd. (Machinery)	0.4%	85,671
1,045	Precision Castparts Corp. (Aerospace & Defense)	1.0%	223,546
2,321	Raytheon Co. (Aerospace & Defense)	0.7%	154,671
2,121	Republic Services, Inc. (Commercial Services & Supplies)	0.3%	72,326
997	Rockwell Automation, Inc. (Electrical Equipment)	0.4%	87,756
706	Roper Industries, Inc. (Electrical Equipment)	0.4%	87,699
612	Sherwin-Williams Co. (The) (Chemicals)	0.6%	115,381
614	Stericycle, Inc.* (Commercial Services & Supplies)	0.3%	67,393
2,998	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	133,081
3,325	Tyco International Ltd. (Commercial Services & Supplies)	0.5%	112,418
3,348	Union Pacific Corp. (Road & Rail)	2.4%	517,668
5,102	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.0%	438,262
6,017	United Technologies Corp. (Aerospace & Defense)	2.6%	571,013
427	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.5%	109,927
3,120	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	130,822
104,587	Other Common Stocks	20.3%	4,447,090
	Total Common Stocks (Cost $13,867,072)		15,468,769
Principal Amount
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$144,629	0.00%, due 06/03/13		144,629
	Total U.S. Government & Agency Security (Cost $144,629)		144,629

See accompanying notes to the financial statements.

144 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  UXI  Ultra Industrials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.3%
$1,598,784	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,598,791	$1,598,784
	Total Repurchase Agreements (Cost $1,598,784)	1,598,784
	Total Investment Securities (Cost $15,610,485) — 78.7%	17,212,182
	Other assets less liabilities — 21.3%	4,654,933
	Net Assets — 100.0%	$21,867,115

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $8,896,419.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,662,708
Aggregate gross unrealized depreciation	(62,586)
Net unrealized appreciation	$1,600,122
Federal income tax cost of investments	$15,612,060

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	$144,666	$7,552
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	3,791,990	277,256
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	164,000	8,537
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	3,177,231	169,372
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	10,760,671	2,944,492
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	726,482	636,902
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	1,291,525	13,257
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	2,915,056	207,805
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	5,301,189	384,150
		$4,649,323

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 145

  Ultra Industrials  UXI

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2013:

Aerospace & Defense	13.1%
Air Freight & Logistics	3.6%
Building Products	0.9%
Chemicals	1.5%
Commercial Services & Supplies	3.1%
Construction & Engineering	1.4%
Construction Materials	0.5%
Containers & Packaging	1.8%
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%‡
Electrical Equipment	4.3%
Electronic Equipment, Instruments & Components	2.5%
Industrial Conglomerates	11.5%
Internet Software & Services	0.5%
IT Services	5.6%
Life Sciences Tools & Services	0.8%
Machinery	10.9%
Marine	0.2%
Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.1%
Paper & Forest Products	0.1%
Professional Services	0.9%
Road & Rail	5.2%
Semiconductors & Semiconductor Equipment	0.1%
Trading Companies & Distributors	1.7%
Other[1]	29.3%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

146 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 65.4%
	Electric Utilities — 0.3%
5,548	OGE Energy Corp.	$376,543
	Energy Equipment & Services — 13.3%
3,209	Atwood Oceanics, Inc.*	168,505
24,819	Baker Hughes, Inc.	1,128,768
2,025	Bristow Group, Inc.	127,271
13,923	Cameron International Corp.*	847,493
1,105	CARBO Ceramics, Inc.	72,820
2,597	Core Laboratories N.V.	357,763
3,905	Diamond Offshore Drilling, Inc.	268,703
4,262	Dresser-Rand Group, Inc.*	258,277
2,048	Dril-Quip, Inc.*	185,242
13,059	Ensco plc, Class A	785,760
3,645	Exterran Holdings, Inc.*	105,413
13,353	FMC Technologies, Inc.*	743,228
52,343	Halliburton Co.	2,190,555
5,531	Helix Energy Solutions Group, Inc.*	131,970
5,970	Helmerich & Payne, Inc.	368,588
8,555	Key Energy Services, Inc.*	55,436
1,893	Lufkin Industries, Inc.	167,076
13,248	McDermott International, Inc.*	126,518
16,349	Nabors Industries Ltd.	261,747
23,966	National Oilwell Varco, Inc.	1,684,810
14,197	Noble Corp.	550,134
6,075	Oceaneering International, Inc.	440,316
3,082	Oil States International, Inc.*	303,577
8,198	Patterson-UTI Energy, Inc.	172,240
6,980	Rowan Cos. plc, Class A*	232,015
74,614	Schlumberger Ltd.	5,449,060
1,061	SEACOR Holdings, Inc.	81,474
8,959	Superior Energy Services, Inc.*	239,026
2,776	Tidewater, Inc.	152,930
20,192	Transocean Ltd.	1,014,244
2,457	Unit Corp.*	110,983
42,959	Weatherford International Ltd.*	579,517
		19,361,459
	Machinery — 0.1%
1,687	Chart Industries, Inc.*	164,111
	Oil, Gas & Consumable Fuels — 51.6%
28,119	Anadarko Petroleum Corp.	2,459,569
22,007	Apache Corp.	1,807,435
2,531	Berry Petroleum Co., Class A	109,618
11,821	Cabot Oil & Gas Corp.	831,726
13,556	Cheniere Energy, Inc.*	397,869
29,251	Chesapeake Energy Corp.	638,842
109,127	Chevron Corp.	13,395,339
4,853	Cimarex Energy Co.	340,389
Shares		Value
	Common Stocks (a) (continued)
15,684	Cobalt International Energy, Inc.*	$406,843
5,874	Concho Resources, Inc.*	491,419
68,587	ConocoPhillips	4,207,127
3,222	Continental Resources, Inc.*	261,401
20,978	Denbury Resources, Inc.*	384,946
21,211	Devon Energy Corp.	1,205,845
4,057	Energen Corp.	219,849
15,267	EOG Resources, Inc.	1,970,970
8,458	EQT Corp.	675,625
8,155	EXCO Resources, Inc.	66,300
251,681	Exxon Mobil Corp.	22,769,580
3,824	Gulfport Energy Corp.*	182,367
16,691	Hess Corp.	1,125,140
11,433	HollyFrontier Corp.	565,934
35,487	Kinder Morgan, Inc.	1,347,796
14,833	Kodiak Oil & Gas Corp.*	130,234
39,755	Marathon Oil Corp.	1,367,174
18,620	Marathon Petroleum Corp.	1,536,150
5,670	McMoRan Exploration Co.*	94,292
10,174	Murphy Oil Corp.	644,218
7,596	Newfield Exploration Co.*	180,709
20,173	Noble Energy, Inc.	1,162,973
3,987	Oasis Petroleum, Inc.*	148,157
45,248	Occidental Petroleum Corp.	4,165,983
34,914	Phillips 66	2,324,225
7,436	Pioneer Natural Resources Co.	1,031,224
10,031	QEP Resources, Inc.	284,479
9,147	Range Resources Corp.	687,671
3,350	Rosetta Resources, Inc.*	156,981
19,606	SandRidge Energy, Inc.*	101,363
2,354	SemGroup Corp., Class A	123,161
3,718	SM Energy Co.	225,460
19,720	Southwestern Energy Co.*	743,247
7,721	Tesoro Corp.	476,000
8,590	Ultra Petroleum Corp.*	195,680
31,061	Valero Energy Corp.	1,262,008
3,025	Western Refining, Inc.	100,944
6,608	Whiting Petroleum Corp.*	304,431
38,285	Williams Cos., Inc. (The)	1,346,866
11,242	WPX Energy, Inc.*	216,521
		74,872,080
	Semiconductors & Semiconductor Equipment — 0.1%
3,379	First Solar, Inc.*	183,750
	Specialty Retail — 0.0% ‡
3	CST Brands, Inc.*	88
	Total Common Stocks (Cost $96,378,159)	94,958,031

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 147

  Ultra Oil & Gas  DIG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.0%
	Federal Home Loan Bank
$6,067,891	0.00%, due 06/03/13	$6,067,891
	U.S. Treasury Bills
5,000,000	0.00%, due 08/29/13	4,999,462
2,000,000	0.00%, due 09/26/13	1,999,724
	Total U.S. Government & Agency Securities (Cost $13,067,077)	13,067,077
	Repurchase Agreements (a)(b) — 17.6%
25,524,454	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $25,524,572	25,524,454
	Total Repurchase Agreements (Cost $25,524,454)	25,524,454
	Total Investment Securities (Cost $134,969,690) — 92.0%	133,549,562
	Other assets less liabilities — 8.0%	11,646,396
	Net Assets — 100.0%	$145,195,958

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $42,268,474.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,453,130
Aggregate gross unrealized depreciation	(6,058,116)
Net unrealized depreciation	$(1,604,986)
Federal income tax cost of investments	$135,154,548

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	$43,433,963	$1,203,586
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	3,248,794	11,235
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	1,320,852	4,964
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	3,147,969	37,498
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	33,103,285	4,671,415
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	37,683,886	2,923,397
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	10,623,841	256,080
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	57,287,058	944,793
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	5,629,407	189,690
		$10,242,658

See accompanying notes to the financial statements.

148 :: Schedule of Portfolio Investments :: May 31, 2013

  URE  Ultra Real Estate

Shares		Value
	Common Stocks (a) — 76.6%
	Real Estate Investment Trusts — 73.3%
32,964	Alexandria Real Estate Equities, Inc.	$2,258,034
49,087	American Campus Communities, Inc.	2,004,222
183,655	American Capital Agency Corp.	4,738,299
185,299	American Tower Corp.	14,423,674
457,247	Annaly Capital Management, Inc.	6,209,414
68,388	Apartment Investment & Management Co., Class A	2,069,421
175,423	ARMOUR Residential REIT, Inc.	905,183
57,000	AvalonBay Communities, Inc.	7,561,620
86,370	BioMed Realty Trust, Inc.	1,807,724
71,117	Boston Properties, Inc.	7,579,650
72,089	Brandywine Realty Trust	1,020,780
36,084	BRE Properties, Inc.	1,803,839
39,622	Camden Property Trust	2,743,823
75,653	CBL & Associates Properties, Inc.	1,739,262
481,781	Chimera Investment Corp.	1,469,432
38,993	Colonial Properties Trust	862,135
55,483	CommonWealth REIT	1,134,072
40,142	Corporate Office Properties Trust	1,068,981
53,578	Corrections Corp. of America	1,883,267
82,046	CYS Investments, Inc.	843,433
131,462	DCT Industrial Trust, Inc.	970,190
115,267	DDR Corp.	2,012,562
91,650	DiamondRock Hospitality Co.	871,591
58,690	Digital Realty Trust, Inc.	3,574,808
61,606	Douglas Emmett, Inc.	1,570,337
150,858	Duke Realty Corp.	2,499,717
31,019	DuPont Fabros Technology, Inc.	751,590
14,036	EastGroup Properties, Inc.	824,896
21,958	EPR Properties	1,151,038
18,266	Equity Lifestyle Properties, Inc.	1,409,587
150,235	Equity Residential	8,495,789
17,778	Essex Property Trust, Inc.	2,793,635
48,301	Extra Space Storage, Inc.	2,023,329
30,449	Federal Realty Investment Trust	3,280,880
39,960	Franklin Street Properties Corp.	544,255
211,356	General Growth Properties, Inc.	4,339,139
33,496	Geo Group, Inc. (The)	1,166,331
46,347	Hatteras Financial Corp.	1,196,680
212,630	HCP, Inc.	10,074,409
131,710	Health Care REIT, Inc.	8,960,231
41,668	Healthcare Realty Trust, Inc.	1,108,785
37,779	Highwoods Properties, Inc.	1,375,911
24,169	Home Properties, Inc.	1,468,750
64,550	Hospitality Properties Trust	1,883,569
340,813	Host Hotels & Resorts, Inc.	6,063,063
61,529	Invesco Mortgage Capital, Inc.	1,147,516
35,140	Kilroy Realty Corp.	1,859,257
191,293	Kimco Realty Corp.	4,237,140
44,806	LaSalle Hotel Properties	1,182,878
Shares		Value
	Common Stocks (a) (continued)
84,232	Lexington Realty Trust	$1,060,481
56,079	Liberty Property Trust	2,275,686
64,421	Macerich Co. (The)	4,181,567
39,168	Mack-Cali Realty Corp.	1,037,952
69,446	Medical Properties Trust, Inc.	1,030,579
167,686	MFA Financial, Inc.	1,472,283
19,863	Mid-America Apartment Communities, Inc.	1,350,088
54,316	National Retail Properties, Inc.	1,948,315
52,983	Omega Healthcare Investors, Inc.	1,717,179
78,718	Piedmont Office Realty Trust, Inc., Class A	1,494,855
76,130	Plum Creek Timber Co., Inc.	3,631,401
25,591	Post Properties, Inc.	1,223,250
18,946	Potlatch Corp.	860,717
231,590	Prologis, Inc.	9,333,077
67,652	Public Storage	10,269,574
58,470	Rayonier, Inc.	3,239,238
90,983	Realty Income Corp.	4,135,177
38,324	Redwood Trust, Inc.	734,288
42,395	Regency Centers Corp.	2,187,582
56,466	RLJ Lodging Trust	1,307,753
24,729	Ryman Hospitality Properties, Inc.	946,132
88,195	Senior Housing Properties Trust	2,279,841
147,109	Simon Property Group, Inc.	24,484,823
42,805	SL Green Realty Corp.	3,723,179
14,285	Sovran Self Storage, Inc.	926,668
76,070	Starwood Property Trust, Inc.	1,929,896
74,465	Sunstone Hotel Investors, Inc.*	898,048
44,114	Tanger Factory Outlet Centers	1,521,051
29,709	Taubman Centers, Inc.	2,393,951
163,589	Two Harbors Investment Corp.	1,804,387
117,332	UDR, Inc.	2,859,381
136,918	Ventas, Inc.	9,771,838
79,442	Vornado Realty Trust	6,351,388
31,158	Washington Real Estate Investment Trust	866,816
52,428	Weingarten Realty Investors	1,671,405
255,737	Weyerhaeuser Co.	7,626,077
26,810	WP Carey, Inc.	1,816,109
		269,326,160
	Real Estate Management & Development — 3.3%
20,174	Alexander & Baldwin, Inc.*	711,941
142,667	CBRE Group, Inc., Class A*	3,307,021
66,161	Forest City Enterprises, Inc., Class A*	1,241,180
13,179	Howard Hughes Corp. (The)*	1,312,628
20,661	Jones Lang LaSalle, Inc.	1,897,300
55,223	Realogy Holdings Corp.*	2,851,716
43,281	St. Joe Co. (The)*	883,798
		12,205,584
	Total Common Stocks (Cost $268,653,524)	281,531,744
See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 149

  Ultra Real Estate  URE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.6%
	Federal Home Loan Bank
$6,942,183	0.00%, due 06/03/13	$6,942,183
	U.S. Treasury Bill
10,000,000	0.00%, due 06/13/13	9,999,713
	Total U.S. Government & Agency Securities (Cost $16,941,896)	16,941,896
	Repurchase Agreements (a)(b) — 13.9%
50,978,607	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $50,978,851	50,978,607
	Total Repurchase Agreements (Cost $50,978,607)	50,978,607
	Total Investment Securities (Cost $336,574,027) — 95.1%	349,452,247
	Other assets less liabilities — 4.9%	18,063,961
	Net Assets — 100.0%	$367,516,208

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $101,865,185.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,420,838
Aggregate gross unrealized depreciation	(2,726,777)
Net unrealized appreciation	$12,694,061
Federal income tax cost of investments	$336,758,186

Swap Agreements

Ultra Real Estate had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Real EstateSM Index	$69,311,881	$(5,049,510)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	81,006,749	566,581
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	3,211,799	(232,434)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	1,421,385	(103,379)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	37,979,700	(3,657,131)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	20,263,433	8,808,153
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	82,894,169	19,080,711
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	29,621,272	(2,742,606)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	84,799,555	1,847,325
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Real Estate Index Fund	42,803,588	200,725
		$18,718,435

See accompanying notes to the financial statements.

150 :: Schedule of Portfolio Investments :: May 31, 2013

  KRU  Ultra KBW Regional Banking

Shares		Value
	Common Stocks (a) — 71.6%
	Commercial Banks — 67.7%
3,075	Associated Banc-Corp	$47,386
3,060	BancorpSouth, Inc.	52,510
729	Bank of Hawaii Corp.	36,727
507	BOK Financial Corp.	33,006
3,773	Boston Private Financial Holdings, Inc.	37,164
2,172	Cathay General Bancorp	44,070
888	City Holding Co.	35,183
650	City National Corp./CA	40,794
2,362	Columbia Banking System, Inc.	51,586
1,221	Community Bank System, Inc.	35,849
3,186	CVB Financial Corp.	36,543
1,411	East West Bancorp, Inc.	37,166
4,201	First Commonwealth Financial Corp.	30,289
2,330	First Financial Bancorp	35,905
951	First Financial Bankshares, Inc.	52,305
2,299	First Horizon National Corp.	26,393
3,424	First Midwest Bancorp, Inc./IL	45,060
1,538	First Republic Bank/CA	57,152
3,266	FirstMerit Corp.	61,629
3,995	FNB Corp./PA	45,942
3,091	Fulton Financial Corp.	35,516
1,966	Glacier Bancorp, Inc.	38,219
1,030	Hancock Holding Co.	29,406
444	Iberiabank Corp.	22,884
1,950	MB Financial, Inc.	49,744
4,011	National Penn Bancshares, Inc.	39,629
3,757	Old National Bancorp/IN	50,194
2,192	PacWest Bancorp	63,195
444	Park National Corp.	30,672
2,425	Pinnacle Financial Partners, Inc.*	60,868
1,712	PrivateBancorp, Inc.	33,144
838	Prosperity Bancshares, Inc.	41,975
1,300	S&T Bancorp, Inc.	25,142
650	Signature Bank/NY*	50,167
6,214	Susquehanna Bancshares, Inc.	74,630
793	SVB Financial Group*	61,370
14,046	Synovus Financial Corp.	38,486
2,077	TCF Financial Corp.	29,909
1,395	Texas Capital Bancshares, Inc.*	61,603
1,316	Trustmark Corp.	33,545
571	UMB Financial Corp.	30,314
3,107	Umpqua Holdings Corp.	42,007
1,379	United Bankshares, Inc./WV	35,868
3,282	Valley National Bancorp	30,588
2,363	Webster Financial Corp.	55,176
428	Westamerica Bancorp.	19,273
1,268	Wintrust Financial Corp.	47,854
		1,974,037
Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 3.9%
4,058	Brookline Bancorp, Inc.	$34,412
2,679	Provident Financial Services, Inc.	40,774
2,251	Washington Federal, Inc.	39,370
		114,556
	Total Common Stocks (Cost $1,813,831)	2,088,593
Principal Amount
	U.S. Government & Agency Security (a) — 0.5%
	Federal Home Loan Bank
$14,860	0.00%, due 06/03/13	14,860
	Total U.S. Government & Agency Security (Cost $14,860)	14,860
	Repurchase Agreements (a)(b) — 11.8%
342,909	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $342,909	342,909
	Total Repurchase Agreements (Cost $342,909)	342,909
	Total Investment Securities (Cost $2,171,600) — 83.9%	2,446,362
	Other assets less liabilities — 16.1%	469,862
	Net Assets — 100.0%	$2,916,224

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $606,425.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,460
Aggregate gross unrealized depreciation	(9,051)
Net unrealized appreciation	$204,409
Federal income tax cost of investments	$2,241,953

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 151

  Ultra KBW Regional Banking  KRU

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$17,561	$586
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	796,494	23,184
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	1,636,719	206,276
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	926,520	245,515
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	317,999	6,808
Swap Agreement with Merrill Lynch International, based on the PowerShares KBW Regional Banking Portfolio	47,409	3,647
		$486,016

See accompanying notes to the financial statements.

152 :: Schedule of Portfolio Investments :: May 31, 2013

  USD  Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 68.2%
	Communications Equipment — 0.3%
2,697	InterDigital, Inc.	$124,035
	Computers & Peripherals — 2.7%
15,851	SanDisk Corp.*	935,526
	Semiconductors & Semiconductor Equipment — 65.2%
39,781	Advanced Micro Devices, Inc.*	159,124
20,957	Altera Corp.	695,563
20,054	Analog Devices, Inc.	921,080
78,652	Applied Materials, Inc.	1,195,510
2	ASML Holding N.V.	196
28,795	Atmel Corp.*	226,617
34,309	Broadcom Corp., Class A	1,232,036
3,298	Cavium, Inc.*	108,043
4,219	Cirrus Logic, Inc.*	76,997
7,645	Cree, Inc.*	476,666
8,802	Cypress Semiconductor Corp.*	98,935
8,326	Fairchild Semiconductor International, Inc.*	120,810
1,773	Hittite Microwave Corp.*	96,238
9,543	Integrated Device Technology, Inc.*	81,306
324,165	Intel Corp.	7,870,726
4,534	International Rectifier Corp.*	99,657
8,279	Intersil Corp., Class A	67,888
10,889	KLA-Tencor Corp.	612,942
10,640	Lam Research Corp.*	497,739
15,242	Linear Technology Corp.	571,575
36,030	LSI Corp.*	266,622
28,278	Marvell Technology Group Ltd.	306,534
19,169	Maxim Integrated Products, Inc.	565,294
12,804	Microchip Technology, Inc.	467,090
66,968	Micron Technology, Inc.*	782,186
5,982	Microsemi Corp.*	131,185
37,877	NVIDIA Corp.	548,838
29,382	ON Semiconductor Corp.*	251,510
13,233	PMC-Sierra, Inc.*	79,530
18,324	RF Micro Devices, Inc.*	101,148
4,340	Semtech Corp.*	158,584
2,531	Silicon Laboratories, Inc.*	108,732
12,583	Skyworks Solutions, Inc.*	300,230
12,473	Teradyne, Inc.*	223,766
72,409	Texas Instruments, Inc.	2,598,759
17,143	Xilinx, Inc.	696,863
		22,796,519
	Total Common Stocks (Cost $22,457,596)	23,856,080
Principal Amount		Value
	U.S. Government & Agency Security (a) — 4.5%
	Federal Home Loan Bank
$1,569,378	0.00%, due 06/03/13	$1,569,378
	Total U.S. Government & Agency Security (Cost $1,569,378)	1,569,378
	Repurchase Agreements (a)(b) — 12.8%
4,453,619	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $4,453,640	4,453,619
	Total Repurchase Agreements (Cost $4,453,619)	4,453,619
	Total Investment Securities (Cost $28,480,593) — 85.5%	29,879,077
	Other assets less liabilities — 14.5%	5,048,200
	Net Assets — 100.0%	$34,927,277

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,923,008.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,919,351
Aggregate gross unrealized depreciation	(733,211)
Net unrealized appreciation	$1,186,140
Federal income tax cost of investments	$28,692,937

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 153

  Ultra Semiconductors  USD

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	$317,302	$25,064
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	1,993,827	43,837
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	10,198,912	186,057
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	23,634,090	2,709,946
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	9,711,682	1,741,391
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	145,730	2,804
		$4,709,099

See accompanying notes to the financial statements.

154 :: Schedule of Portfolio Investments :: May 31, 2013

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) — 70.3%
	Commercial Services & Supplies — 0.1%
7,012	Pitney Bowes, Inc.	$102,936
	Communications Equipment — 8.4%
2,162	ADTRAN, Inc.	49,985
3,979	ARRIS Group, Inc.*	60,202
3,721	Aruba Networks, Inc.*	55,592
15,875	Brocade Communications Systems, Inc.*	86,201
3,535	Ciena Corp.*	59,176
185,677	Cisco Systems, Inc.	4,471,102
2,737	F5 Networks, Inc.*	227,746
3,234	Finisar Corp.*	42,365
3,930	Harris Corp.	197,011
1,432	InterDigital, Inc.	65,858
8,188	JDS Uniphase Corp.*	111,520
17,954	Juniper Networks, Inc.*	318,324
9,611	Motorola Solutions, Inc.	557,054
1,483	Plantronics, Inc.	68,515
6,164	Polycom, Inc.*	69,838
59,831	QUALCOMM, Inc.	3,798,072
5,689	Riverbed Technology, Inc.*	87,952
1,412	ViaSat, Inc.*	98,925
		10,425,438
	Computers & Peripherals — 17.3%
3,181	3D Systems Corp.*	154,342
32,701	Apple, Inc.	14,704,986
50,856	Dell, Inc.	678,928
2,202	Diebold, Inc.	70,926
1,603	Electronics for Imaging, Inc.*	44,708
73,283	EMC Corp.*	1,814,487
2,422	Fusion-io, Inc.*	35,046
68,000	Hewlett-Packard Co.	1,660,560
2,199	Lexmark International, Inc., Class A	67,091
5,701	NCR Corp.*	190,413
12,551	NetApp, Inc.*	471,039
3,166	QLogic Corp.*	30,837
8,421	SanDisk Corp.*	497,007
11,122	Seagate Technology plc	479,136
1,119	Synaptics, Inc.*	46,170
7,543	Western Digital Corp.	477,623
		21,423,299
	Electronic Equipment, Instruments & Components — 0.8%
51,274	Corning, Inc.	788,081
5,240	Ingram Micro, Inc., Class A*	100,137
1,315	Tech Data Corp.*	65,908
		954,126
Shares		Value
	Common Stocks (a) (continued)
	Health Care Technology — 0.6%
5,999	Allscripts Healthcare Solutions, Inc.*	$83,086
1,265	athenahealth, Inc.*	106,956
5,097	Cerner Corp.*	500,933
		690,975
	Household Durables — 0.1%
3,814	Garmin Ltd.	133,223
	Internet Software & Services — 8.7%
6,194	Akamai Technologies, Inc.*	285,667
2,685	AOL, Inc.*	93,062
1,699	Equinix, Inc.*	344,285
19,080	Facebook, Inc., Class A*	464,598
9,299	Google, Inc., Class A*	8,093,943
2,700	IAC/InterActiveCorp	130,896
1,504	j2 Global, Inc.	61,499
3,843	Rackspace Hosting, Inc.*	144,228
5,312	VeriSign, Inc.*	249,877
33,748	Yahoo!, Inc.*	887,572
		10,755,627
	IT Services — 7.7%
5,634	Amdocs Ltd.	201,134
801	CACI International, Inc., Class A*	51,376
10,509	Cognizant Technology Solutions Corp., Class A*	679,407
5,345	Computer Sciences Corp.	238,440
1,048	DST Systems, Inc.	71,453
3,251	Gartner, Inc.*	184,039
36,482	International Business Machines Corp.	7,588,986
9,881	SAIC, Inc.	143,274
5,774	Teradata Corp.*	321,901
1,531	Unisys Corp.*	31,615
3,760	VeriFone Systems, Inc.*	87,721
		9,599,346
	Office Electronics — 0.3%
42,618	Xerox Corp.	374,612
	Semiconductors & Semiconductor Equipment — 9.8%
21,137	Advanced Micro Devices, Inc.*	84,548
11,135	Altera Corp.	369,571
10,655	Analog Devices, Inc.	489,384
41,790	Applied Materials, Inc.	635,208
2	ASML Holding N.V.	201
15,300	Atmel Corp.*	120,411

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 155

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) (continued)
18,229	Broadcom Corp., Class A	$654,603
1,752	Cavium, Inc.*	57,395
2,241	Cirrus Logic, Inc.*	40,898
4,062	Cree, Inc.*	253,266
4,677	Cypress Semiconductor Corp.*	52,569
4,423	Fairchild Semiconductor International, Inc.*	64,178
942	Hittite Microwave Corp.*	51,132
5,070	Integrated Device Technology, Inc.*	43,196
172,235	Intel Corp.	4,181,866
2,409	International Rectifier Corp.*	52,950
4,398	Intersil Corp., Class A	36,064
5,786	KLA-Tencor Corp.	325,694
5,653	Lam Research Corp.*	264,447
8,099	Linear Technology Corp.	303,712
19,144	LSI Corp.*	141,666
15,026	Marvell Technology Group Ltd.	162,882
10,185	Maxim Integrated Products, Inc.	300,356
6,803	Microchip Technology, Inc.	248,173
35,582	Micron Technology, Inc.*	415,598
3,178	Microsemi Corp.*	69,694
20,130	NVIDIA Corp.	291,684
15,611	ON Semiconductor Corp.*	133,630
7,031	PMC-Sierra, Inc.*	42,256
9,736	RF Micro Devices, Inc.*	53,743
2,306	Semtech Corp.*	84,261
1,344	Silicon Laboratories, Inc.*	57,738
6,686	Skyworks Solutions, Inc.*	159,528
6,628	Teradyne, Inc.*	118,906
38,472	Texas Instruments, Inc.	1,380,760
9,109	Xilinx, Inc.	370,281
		12,112,449
	Software — 16.5%
1,374	ACI Worldwide, Inc.*	63,905
17,370	Adobe Systems, Inc.*	745,347
3,237	ANSYS, Inc.*	241,156
3,254	Aspen Technology, Inc.*	99,637
7,825	Autodesk, Inc.*	295,237
4,578	BMC Software, Inc.*	207,361
11,590	CA, Inc.	316,523
9,810	Cadence Design Systems, Inc.*	148,425
6,491	Citrix Systems, Inc.*	417,696
1,495	CommVault Systems, Inc.*	104,650
7,390	Compuware Corp.*	82,990
1,588	Concur Technologies, Inc.*	128,199
1,236	Fair Isaac Corp.	60,663
4,623	Fortinet, Inc.*	89,039
3,755	Informatica Corp.*	136,532
9,702	Intuit, Inc.	566,985
3,290	Mentor Graphics Corp.	62,477
2,763	MICROS Systems, Inc.*	116,599
Shares		Value
	Common Stocks (a) (continued)
262,519	Microsoft Corp.	$9,156,663
973	NetSuite, Inc.*	85,235
8,811	Nuance Communications, Inc.*	167,409
128,594	Oracle Corp.	4,341,333
2,015	Progress Software Corp.*	47,373
4,163	PTC, Inc.*	104,533
2,572	QLIK Technologies, Inc.*	79,115
6,728	Red Hat, Inc.*	324,491
3,621	Rovi Corp.*	93,422
18,767	Salesforce.com, Inc.*	794,407
2,141	SolarWinds, Inc.*	90,243
2,399	Solera Holdings, Inc.	131,393
24,000	Symantec Corp.*	537,360
5,355	Synopsys, Inc.*	195,190
5,416	TIBCO Software, Inc.*	115,523
951	Ultimate Software Group, Inc.*	105,846
2,985	VMware, Inc., Class A*	212,293
		20,465,250
	Total Common Stocks (Cost $82,203,952)	87,037,281
Principal Amount
	U.S. Government & Agency Security (a) — 4.2%
	Federal Home Loan Bank
$5,214,016	0.00%, due 06/03/13	5,214,016
	Total U.S. Government & Agency Security (Cost $5,214,016)	5,214,016
	Repurchase Agreements (a)(b) — 19.8%
24,516,595	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $24,516,709	24,516,595
	Total Repurchase Agreements (Cost $24,516,595)	24,516,595
	Total Investment Securities (Cost $111,934,563) — 94.3%	116,767,892
	Other assets less liabilities — 5.7%	7,097,470
	Net Assets — 100.0%	$123,865,362

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $25,956,540.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

156 :: Schedule of Portfolio Investments :: May 31, 2013

  ROM  Ultra Technology

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,321,683
Aggregate gross unrealized depreciation	(2,551,844)
Net unrealized appreciation	$4,769,839
Federal income tax cost of investments	$111,998,053

Swap Agreements

Ultra Technology had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. TechnologySM Index	$534,047	$9,775
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	43,882,451	2,273,620
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	433,933	7,974
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	32,193,299	554,275
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	2,209,395	1,796,883
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	7,289,116	459,388
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	28,098,641	431,126
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	35,647,718	844,629
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	10,450,348	533,584
		$6,911,254

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 157

  Ultra Telecommunications  LTL

Shares		Value
	Common Stocks (a) — 72.9%
	Diversified Financial Services — 4.0%
6,675	Leucadia National Corp.	$209,461
	Diversified Telecommunication Services — 38.9%
9,679	AT&T, Inc.	338,668
1,786	Atlantic Tele-Network, Inc.	88,889
9,243	Cbeyond, Inc.*	79,397
6,726	CenturyLink, Inc.	229,693
29,542	Cincinnati Bell, Inc.*	101,625
5,435	Consolidated Communications Holdings, Inc.	92,504
35,994	Frontier Communications Corp.	149,015
8,773	General Communication, Inc., Class A*	76,237
6,539	Level 3 Communications, Inc.*	140,131
5,770	tw telecom, inc.*	164,618
6,665	Verizon Communications, Inc.	323,119
30,060	Vonage Holdings Corp.*	82,365
18,375	Windstream Corp.	147,551
		2,013,812
	Wireless Telecommunication Services — 30.0%
3,199	Crown Castle International Corp.*	227,929
13,395	Leap Wireless International, Inc.*	75,682
21,553	NII Holdings, Inc.*	166,174
5,156	NTELOS Holdings Corp.	84,404
2,538	SBA Communications Corp., Class A*	191,035
5,209	Shenandoah Telecommunications Co.	86,678
37,345	Sprint Nextel Corp.*	272,618
5,520	Telephone & Data Systems, Inc.	128,340
6,805	T-Mobile US, Inc.*	145,831
2,360	United States Cellular Corp.*	93,692
6,171	USA Mobility, Inc.	83,185
		1,555,568
	Total Common Stocks (Cost $3,410,549)	3,778,841
Principal Amount		Value
	U.S. Government & Agency Security (a) — 3.7%
	Federal Home Loan Bank
$190,098	0.00%, due 06/03/13	$190,098
	Total U.S. Government & Agency Security (Cost $190,098)	190,098
	Repurchase Agreements (a)(b) — 12.8%
664,203	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $664,203	664,203
	Total Repurchase Agreements (Cost $664,203)	664,203
	Total Investment Securities (Cost $4,264,850) — 89.4%	4,633,142
	Other assets less liabilities — 10.6%	547,267
	Net Assets — 100.0%	$5,180,409

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $2,424,104.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$451,689
Aggregate gross unrealized depreciation	(87,125)
Net unrealized appreciation	$364,564
Federal income tax cost of investments	$4,268,578

See accompanying notes to the financial statements.

158 :: Schedule of Portfolio Investments :: May 31, 2013

  LTL  Ultra Telecommunications

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	$51,688	$2,315
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,030,637	100,342
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	7,577	341
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	559,400	27,609
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,452,257	62,728
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	290,554	122,834
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	267,674	9,936
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	925,533	22,427
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	204,174	14,530
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	1,798,560	166,173
		$529,235

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 159

  Ultra Utilities  UPW

Shares		Value
	Common Stocks (a) — 71.2%
	Electric Utilities — 36.5%
631	ALLETE, Inc.	$29,859
8,626	American Electric Power Co., Inc.	395,243
1,081	Cleco Corp.	49,196
12,516	Duke Energy Corp.	837,696
5,787	Edison International	265,855
714	El Paso Electric Co.	25,554
3,163	Entergy Corp.	217,867
15,186	Exelon Corp.	475,929
7,428	FirstEnergy Corp.	289,766
2,727	Great Plains Energy, Inc.	61,548
1,742	Hawaiian Electric Industries, Inc.	45,588
891	IDACORP, Inc.	42,082
915	ITC Holdings Corp.	79,212
7,528	NextEra Energy, Inc.	569,267
5,583	Northeast Utilities	232,644
4,175	NV Energy, Inc.	97,862
4,408	Pepco Holdings, Inc.	91,554
1,949	Pinnacle West Capital Corp.	110,080
1,415	PNM Resources, Inc.	31,724
1,342	Portland General Electric Co.	40,851
10,352	PPL Corp.	307,454
15,434	Southern Co. (The)	677,553
904	UIL Holdings Corp.	35,220
735	UNS Energy Corp.	34,457
2,252	Westar Energy, Inc.	71,433
8,673	Xcel Energy, Inc.	249,089
		5,364,583
	Gas Utilities — 5.3%
2,094	AGL Resources, Inc.	88,639
1,607	Atmos Energy Corp.	67,847
1,483	National Fuel Gas Co.	90,760
743	New Jersey Resources Corp.	33,717
478	Northwest Natural Gas Co.	20,425
3,640	ONEOK, Inc.	164,310
1,348	Piedmont Natural Gas Co., Inc.	45,549
3,110	Questar Corp.	75,604
564	South Jersey Industries, Inc.	32,949
822	Southwest Gas Corp.	38,922
2,010	UGI Corp.	76,762
918	WGL Holdings, Inc.	39,400
		774,884
	Independent Power Producers & Energy Traders — 2.8%
10,994	AES Corp. (The)	134,127
6,807	Calpine Corp.*	138,250
5,740	NRG Energy, Inc.	146,485
		418,862
Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 22.7%
1,971	Alliant Energy Corp.	$97,091
4,309	Ameren Corp.	146,678
1,063	Avista Corp.	28,393
785	Black Hills Corp.	37,264
7,596	CenterPoint Energy, Inc.	176,075
4,704	CMS Energy Corp.	126,773
5,202	Consolidated Edison, Inc.	296,878
10,236	Dominion Resources, Inc.	578,846
3,065	DTE Energy Co.	204,160
1,392	Integrys Energy Group, Inc.	80,082
5,527	NiSource, Inc.	158,791
661	NorthWestern Corp.	27,207
7,791	PG&E Corp.	349,894
8,986	Public Service Enterprise Group, Inc.	296,897
2,471	SCANA Corp.	124,637
4,019	Sempra Energy	326,745
3,627	TECO Energy, Inc.	63,872
1,460	Vectren Corp.	50,136
4,067	Wisconsin Energy Corp.	165,974
		3,336,393
	Oil, Gas & Consumable Fuels — 2.5%
11,867	Spectra Energy Corp.	362,774
	Water Utilities — 1.4%
3,139	American Water Works Co., Inc.	125,372
2,493	Aqua America, Inc.	77,507
		202,879
	Total Common Stocks (Cost $10,960,044)	10,460,375
Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
	Federal Home Loan Bank
$331,188	0.00%, due 06/03/13	331,188
	Total U.S. Government & Agency Security (Cost $331,188)	331,188

See accompanying notes to the financial statements.

160 :: Schedule of Portfolio Investments :: May 31, 2013

  UPW  Ultra Utilities

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.0%
$2,499,967	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,499,978	$2,499,967
	Total Repurchase Agreements (Cost $2,499,967)	2,499,967
	Total Investment Securities (Cost $13,791,199) — 90.5%	13,291,530
	Other assets less liabilities — 9.5%	1,396,395
	Net Assets — 100.0%	$14,687,925

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,298,519.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,023
Aggregate gross unrealized depreciation	(567,815)
Net unrealized depreciation	$(503,792)
Federal income tax cost of investments	$13,795,322

Swap Agreements

Ultra Utilities had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	$379,810	$2,238
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	106,039	(6,532)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	1,539,669	(171,167)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	2,400,310	311,522
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	5,554,034	1,286,972
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	3,287,280	(213,977)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	5,368,462	122,326
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	276,289	(122)
		$1,331,260

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 161

  UltraPro Financials  FINU

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 82.2%
822	ACE Ltd. (Insurance)	0.8%	$73,717
1,133	Aflac, Inc. (Insurance)	0.6%	63,097
1,157	Allstate Corp. (The) (Insurance)	0.6%	55,814
2,328	American Express Co. (Consumer Finance)	1.9%	176,253
3,576	American International Group, Inc.* (Insurance)	1.7%	158,989
957	American Tower Corp. (Real Estate Investment Trusts)	0.8%	74,493
493	Ameriprise Financial, Inc. (Capital Markets)	0.4%	40,189
755	Aon plc (Insurance)	0.5%	48,071
294	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.4%	39,002
26,210	Bank of America Corp. (Diversified Financial Services)	3.8%	358,029
2,819	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	84,739
1,696	BB&T Corp. (Commercial Banks)	0.6%	55,832
4,418	Berkshire Hathaway, Inc., Class B* (Insurance)	5.4%	503,961
304	BlackRock, Inc. (Capital Markets)	0.9%	84,877
367	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	39,115
1,411	Capital One Financial Corp. (Consumer Finance)	0.9%	85,972
2,663	Charles Schwab Corp. (The) (Capital Markets)	0.6%	52,887
632	Chubb Corp. (The) (Insurance)	0.6%	55,047
7,361	Citigroup, Inc. (Diversified Financial Services)	4.1%	382,698
743	CME Group, Inc. (Diversified Financial Services)	0.5%	50,472
1,200	Discover Financial Services (Consumer Finance)	0.6%	56,892
776	Equity Residential (Real Estate Investment Trusts)	0.5%	43,883
2,120	Fifth Third Bancorp (Commercial Banks)	0.4%	38,584
335	Franklin Resources, Inc. (Capital Markets)	0.6%	51,861
1,060	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.8%	171,805
1,099	HCP, Inc. (Real Estate Investment Trusts)	0.6%	52,071
680	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.5%	46,260
1,068	Invesco Ltd. (Capital Markets)	0.4%	36,034
9,272	JPMorgan Chase & Co. (Diversified Financial Services)	5.4%	506,158
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
750	Loews Corp. (Insurance)	0.3%	$34,365
1,329	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	53,187
256	Mastercard, Inc., Class A (IT Services)	1.6%	145,984
680	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.4%	37,094
2,649	MetLife, Inc. (Insurance)	1.3%	117,112
3,326	Morgan Stanley (Capital Markets)	0.9%	86,143
1,280	PNC Financial Services Group, Inc. (The) (Commercial Banks)	1.0%	91,699
1,196	Prologis, Inc. (Real Estate Investment Trusts)	0.5%	48,199
1,126	Prudential Financial, Inc. (Insurance)	0.8%	77,660
349	Public Storage (Real Estate Investment Trusts)	0.6%	52,978
760	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.4%	126,494
1,107	State Street Corp. (Capital Markets)	0.8%	73,261
1,305	SunTrust Banks, Inc. (Commercial Banks)	0.4%	41,878
627	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	47,564
915	Travelers Cos., Inc. (The) (Insurance)	0.8%	76,604
4,513	U.S. Bancorp/MN (Commercial Banks)	1.7%	158,226
708	Ventas, Inc. (Real Estate Investment Trusts)	0.5%	50,530
1,249	Visa, Inc., Class A (IT Services)	2.4%	222,497
11,874	Wells Fargo & Co. (Commercial Banks)	5.2%	481,491
1,321	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	39,392
81,469	Other Common Stocks	22.9%	2,138,686
	Total Common Stocks (Cost $7,604,990)		7,687,846
Principal Amount
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
$127,102	0.00%, due 06/03/13		127,102
	Total U.S. Government & Agency Security (Cost $127,102)		127,102

See accompanying notes to the financial statements.

162 :: Summary Schedule of Portfolio Investments :: May 31, 2013

  FINU  UltraPro Financials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.6%
$709,766	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $709,768	$709,766
	Total Repurchase Agreements (Cost $709,766)	709,766
	Total Investment Securities (Cost $8,441,858) — 91.2%	8,524,714
	Other assets less liabilities — 8.8%	818,704
	Net Assets — 100.0%	$9,343,418

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,559,396.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,200
Aggregate gross unrealized depreciation	(140,467)
Net unrealized appreciation	$82,733
Federal income tax cost of investments	$8,441,981

Swap Agreements

UltraPro Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$157,652	$24,947
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	2,348,578	179,116
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	681,354	32,449
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	4,598,669	60,073
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	5,350,396	467,968
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	1,588,575	120,901
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	5,614,891	(34,772)
		$850,682

UltraPro Financials invested, as a percentage of net assets, in the following industries as of May 31, 2013:

Capital Markets	9.3%
Commercial Banks	13.3%
Consumer Finance	3.8%
Diversified Financial Services	15.5%
Insurance	19.8%
IT Services	4.2%
Professional Services	0.2%
Real Estate Investment Trusts	14.9%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	0.6%
Other[1]	17.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2013 :: Summary Schedule of Portfolio Investments :: 163

  Ultra MSCI EAFE  EFO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 14.2%
	Federal Home Loan Bank
$637,142	0.00%, due 06/03/13	$637,142
	U.S. Treasury Bill
600,000	0.00%, due 08/29/13	599,898
	Total U.S. Government & Agency Securities (Cost $1,237,040)	1,237,040
	Repurchase Agreements (a)(b) — 34.1%
2,974,264	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,974,278	2,974,264
	Total Repurchase Agreements (Cost $2,974,264)	2,974,264
	Total Investment Securities (Cost $4,211,304) † — 48.3%	4,211,304
	Other assets less liabilities — 51.7%	4,513,526
	Net Assets — 100.0%	$8,724,830

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,750,826.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$2,918,029	$1,389,990
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	2,190,757	1,385,150
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	1,307,459	294,392
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI EAFE Index Fund	5,936,732	196,848
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI EAFE Index Fund	718,428	173,024
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	2,233,919	265,091
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	2,222,170	281,901
		$3,986,396

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

164 :: Schedule of Portfolio Investments :: May 31, 2013

  EET  Ultra MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.1%
	Federal Home Loan Bank
$6,478,741	0.00%, due 06/03/13	$6,478,741
	U.S. Treasury Bills
5,000,000	0.00%, due 06/13/13	4,999,899
2,000,000	0.00%, due 08/29/13	1,999,694
3,000,000	0.00%, due 09/26/13	2,999,561
	Total U.S. Government & Agency Securities (Cost $16,477,895)	16,477,895
	Repurchase Agreements (a)(b) — 56.7%
20,692,251	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $20,692,345	20,692,251
	Total Repurchase Agreements (Cost $20,692,251)	20,692,251
	Total Investment Securities (Cost $37,170,146) † — 101.8%	37,170,146
	Liabilities in excess of other assets — (1.8%)	(659,454)
	Net Assets — 100.0%	$36,510,692

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $10,680,132.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® MSCI Emerging Markets Index Fund	$4,705,723	$247,176
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	1,052,265	(30,613)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	7,629,193	(87,135)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	20,738,197	(237,112)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	6,428,862	(77,288)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Emerging Markets Index Fund	9,712,839	(110,015)
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	17,859,590	(221,240)
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	5,001,844	(269,398)
		$(785,625)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 165

  Ultra Europe  UPV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 16.8%
	Federal Home Loan Bank
$1,273,245	0.00%, due 06/03/13	$1,273,245
	U.S. Treasury Bill
300,000	0.00%, due 08/29/13	299,954
	Total U.S. Government & Agency Securities (Cost $1,573,199)	1,573,199
	Repurchase Agreements (a)(b) — 49.2%
4,587,857	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $4,587,877	4,587,857
	Total Repurchase Agreements (Cost $4,587,857)	4,587,857
	Total Investment Securities (Cost $6,161,056) † — 66.0%	6,161,056
	Other assets less liabilities — 34.0%	3,168,759
	Net Assets — 100.0%	$9,329,815

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,495,557.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra Europe had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® FTSE Europe ETF Shares	$964,162	$230,458
Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	2,111,844	500,929
Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	4,068,419	690,568
Swap Agreement with Merrill Lynch International, based on the Vanguard® FTSE Europe ETF Shares	5,103,691	247,630
Swap Agreement with Morgan Stanley & Co. International plc, based on the Vanguard® FTSE Europe ETF Shares	1,857,452	54,879
Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	2,015,343	481,264
Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	2,596,573	423,998
		$2,629,726

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

166 :: Schedule of Portfolio Investments :: May 31, 2013

  UXJ  Ultra MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 4.8%
	Federal Home Loan Bank
$87,133	0.00%, due 06/03/13	$87,133
	Total U.S. Government & Agency Security (Cost $87,133)	87,133
	Repurchase Agreements (a)(b) — 44.0%
793,889	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $793,892	793,889
	Total Repurchase Agreements (Cost $793,889)	793,889
	Total Investment Securities (Cost $881,022) † — 48.8%	881,022
	Other assets less liabilities — 51.2%	924,449
	Net Assets — 100.0%	$1,805,471

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $582,270.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$249,123	$2,520
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	541,914	207,922
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Pacific ex-Japan Index Fund	559,282	67,878
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Pacific ex-Japan Index Fund	499,528	217,437
Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	1,236,956	411,496
Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	537,184	28,830
		$936,083

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 167

  Ultra MSCI Brazil Capped  UBR

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.5%
	Federal Home Loan Bank
$1,399,088	0.00%, due 06/03/13	$1,399,088
	U.S. Treasury Bill
1,300,000	0.00%, due 08/29/13	1,299,810
	Total U.S. Government & Agency Securities (Cost $2,698,898)	2,698,898
	Repurchase Agreements (a)(b) — 84.2%
7,202,662	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $7,202,695	7,202,662
	Total Repurchase Agreements (Cost $7,202,662)	7,202,662
	Total Investment Securities (Cost $9,901,560) † — 115.7%	9,901,560
	Liabilities in excess of other assets — (15.7%)	(1,341,512)
	Net Assets — 100.0%	$8,560,048

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,804,731.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil Capped had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	$2,188,005	$(1,940,085)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	2,898,379	231,180
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	3,383,790	(1,076,405)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Brazil Capped Index Fund	2,522,344	(93,125)
Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	638,544	(209,155)
Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	5,481,589	(376,416)
		$(3,464,006)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

168 :: Schedule of Portfolio Investments :: May 31, 2013

  XPP  Ultra FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Home Loan Bank
$7,131,835	0.00%, due 06/03/13	$7,131,835
	U.S. Treasury Bills
8,500,000	0.00%, due 08/29/13	8,498,598
1,000,000	0.00%, due 09/26/13	999,863
	Total U.S. Government & Agency Securities (Cost $16,630,296)	16,630,296
	Repurchase Agreements (a)(b) — 64.2%
25,160,434	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $25,160,548	25,160,434
	Total Repurchase Agreements (Cost $25,160,434)	25,160,434
	Total Investment Securities (Cost $41,790,730) † — 106.6%	41,790,730
	Liabilities in excess of other assets — (6.6%)	(2,585,447)
	Net Assets — 100.0%	$39,205,283

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $10,541,286.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$6,069,933	$(459,301)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	16,389,669	(2,838,399)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	11,180,225	662,454
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® FTSE China 25 Index Fund	3,684,948	528,926
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	29,385,058	(1,753,948)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	11,957,825	(68,331)
		$(3,928,599)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 169

  Ultra MSCI Japan  EZJ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.8%
	Federal Home Loan Bank
$7,068,053	0.00%, due 06/03/13	$7,068,053
	U.S. Treasury Bills
2,000,000	0.00%, due 09/26/13	1,999,707
2,300,000	0.00%, due 10/10/13	2,299,519
	Total U.S. Government & Agency Securities (Cost $11,367,279)	11,367,279
	Repurchase Agreements (a)(b) — 58.7%
25,812,856	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $25,812,974	25,812,856
	Total Repurchase Agreements (Cost $25,812,856)	25,812,856
	Total Investment Securities (Cost $37,180,135) † — 84.5%	37,180,135
	Other assets less liabilities — 15.5%	6,836,096
	Net Assets — 100.0%	$44,016,231

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $8,646,843.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$23,403,842	$3,851,088
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	18,546,526	(386,482)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	14,744,178	(1,699,712)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Japan Index Fund	10,760,978	(305,988)
Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	8,026,285	1,849,016
Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	12,800,796	(809,408)
		$2,498,514

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

170 :: Schedule of Portfolio Investments :: May 31, 2013

  UMX  Ultra MSCI Mexico Capped IMI

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 23.0%
	Federal Home Loan Bank
$843,562	0.00%, due 06/03/13	$843,562
	U.S. Treasury Bill
200,000	0.00%, due 08/29/13	199,969
	Total U.S. Government & Agency Securities (Cost $1,043,531)	1,043,531
	Repurchase Agreements (a)(b) — 58.9%
2,679,467	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,679,478	2,679,467
	Total Repurchase Agreements (Cost $2,679,467)	2,679,467
	Total Investment Securities (Cost $3,722,998) † — 81.9%	3,722,998
	Other assets less liabilities — 18.1%	822,570
	Net Assets — 100.0%	$4,545,568

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $630,728.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	$498,415	$154,486
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	736,945	96,659
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	424,860	(6,157)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	1,250,503	382,501
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	616,936	92,995
Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	4,748,808	58,242
Swap Agreement with UBS AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	822,205	(23,248)
		$755,478

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 171

  Ultra 7-10 Year Treasury  UST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 72.0%
	U.S. Treasury Bonds
$6,885,300	8.75%, due 08/15/20	$10,290,834
4,068,600	7.88%, due 02/15/21	5,909,959
4,065,300	8.13%, due 05/15/21	6,018,867
3,839,600	8.13%, due 08/15/21	5,720,704
12,372,100	8.00%, due 11/15/21	18,407,365
7,497,300	7.25%, due 08/15/22	10,875,185
4,965,100	7.63%, due 11/15/22	7,398,387
7,837,500	7.13%, due 02/15/23	11,379,683
		76,000,984
	U.S. Treasury Notes
52,403,600	2.63%, due 08/15/20	56,120,980
78,488,800	2.63%, due 11/15/20	83,872,641
63,202,700	3.63%, due 02/15/21	72,051,078
46,785,000	3.13%, due 05/15/21	51,543,912
59,936,200	2.13%, due 08/15/21	61,294,130
57,464,300	2.00%, due 11/15/21	57,989,560
49,957,900	2.00%, due 02/15/22	50,227,204
50,984,600	1.75%, due 05/15/22	49,976,858
70,030,600	1.63%, due 08/15/22	67,574,058
79,225,600	1.63%, due 11/15/22	76,075,145
84,258,800	2.00%, due 02/15/23	83,383,298
32,366,800	1.75%, due 05/15/23	31,180,860
		741,289,724
	Total Long-Term U.S. Treasury Obligations (Cost $842,376,385)	817,290,708
	U.S. Government & Agency Securities (a) — 14.7%
	Federal Home Loan Bank
59,938,512	0.00%, due 06/03/13	59,938,512
	U.S. Treasury Bill
106,553,000	0.00%, due 08/29/13	106,542,190
	Total U.S. Government & Agency Securities (Cost $166,480,702)	166,480,702
Principal Amount		Value
	Repurchase Agreements (a)(b) — 16.8%
$190,280,165	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $190,281,017	$190,280,165
	Total Repurchase Agreements (Cost $190,280,165)	190,280,165
	Total Investment Securities (Cost $1,199,137,252) — 103.5%	1,174,051,575
	Liabilities in excess of other assets — (3.5%)	(40,071,892)
	Net Assets — 100.0%	$1,133,979,683

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $66,807,055.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,327,499)
Net unrealized depreciation	$(25,327,499)
Federal income tax cost of investments	$1,199,379,074

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	45	09/19/13	$5,814,844	$(5,683)

Cash collateral in the amount of $37,124 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

172 :: Schedule of Portfolio Investments :: May 31, 2013

  UST  Ultra 7-10 Year Treasury

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	$509,818,654	$(17,744,323)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays U.S. 7-10 Year Treasury Bond Index	139,264,635	(4,915,038)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	289,998,414	(12,099,097)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	293,287,091	(10,411,946)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays U.S. 7-10 Year Treasury Bond Index	207,192,344	(11,591,796)
		$(56,762,200)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 173

  Ultra 20+ Year Treasury  UBT

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 79.0%
	U.S. Treasury Bonds
$407,300	4.50%, due 02/15/36	$502,220
152,800	4.75%, due 02/15/37	195,118
169,100	5.00%, due 05/15/37	223,384
228,200	4.38%, due 02/15/38	276,675
380,900	4.50%, due 05/15/38	470,590
500,800	3.50%, due 02/15/39	527,522
405,800	4.25%, due 05/15/39	483,600
389,900	4.50%, due 08/15/39	482,654
607,200	4.38%, due 11/15/39	736,657
621,500	4.63%, due 02/15/40	783,915
661,200	4.38%, due 05/15/40	802,893
647,200	3.88%, due 08/15/40	725,016
675,800	4.25%, due 11/15/40	804,677
529,900	4.75%, due 02/15/41	681,460
493,600	4.38%, due 05/15/41	599,531
643,000	3.75%, due 08/15/41	703,733
917,500	3.13%, due 11/15/41	892,699
874,300	3.13%, due 02/15/42	849,505
772,900	3.00%, due 05/15/42	731,659
1,033,900	2.75%, due 08/15/42	926,956
1,023,900	2.75%, due 11/15/42	917,030
1,073,300	3.13%, due 02/15/43	1,039,508
421,400	2.88%, due 05/15/43	387,326
	Total Long-Term U.S. Treasury Obligations (Cost $15,490,558)	14,744,328
	U.S. Government & Agency Security (a) — 4.9%
	Federal Home Loan Bank
918,384	0.00%, due 06/03/13	918,384
	Total U.S. Government & Agency Security (Cost $918,384)	918,384
Principal Amount		Value
	Repurchase Agreements (a)(b) — 18.6%
$3,472,943	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,472,959	$3,472,943
	Total Repurchase Agreements (Cost $3,472,943)	3,472,943
	Total Investment Securities (Cost $19,881,885) — 102.5%	19,135,655
	Liabilities in excess of other assets — (2.5%)	(467,151)
	Net Assets — 100.0%	$18,668,504

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,242,485.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,011,585)
Net unrealized depreciation	$(1,011,585)
Federal income tax cost of investments	$20,147,240

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	5	09/19/13	$700,156	$(2,975)

Cash collateral in the amount of $16,875 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

174 :: Schedule of Portfolio Investments :: May 31, 2013

  UBT  Ultra 20+ Year Treasury

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	$6,609,660	$429,887
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays U.S. 20+ Year Treasury Bond Index	541,494	(8,527)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	1,475,502	(460,923)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	10,662,572	(263,714)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays U.S. 20+ Year Treasury Bond Index	2,744,888	(239,983)
		$(543,260)

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 175

  Ultra High Yield  UJB

Shares		Value
	Investment Company (a) — 7.5% Mutual Funds — 7.5%
2,083	iShares® iBoxx $ High Yield Corporate Bond Fund	$193,553
	Total Investment Company (Cost $199,888)	193,553
Principal Amount
	U.S. Government & Agency Securities (a) — 69.7%
	Federal Home Loan Bank
$810,420	0.00%, due 06/03/13	810,420
	U.S. Treasury Bill
1,000,000	0.00%, due 08/29/13	999,829
	Total U.S. Government & Agency Securities (Cost $1,810,249)	1,810,249
	Repurchase Agreements (a)(b) — 81.8%
2,123,976	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,123,985	2,123,976
	Total Repurchase Agreements (Cost $2,123,976)	2,123,976
	Total Investment Securities (Cost $4,134,113) — 159.0%	4,127,778
	Liabilities in excess of other assets — (59.0%)	(1,531,572)
	Net Assets — 100.0%	$2,596,206

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $155,730.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,335)
Net unrealized depreciation	$(6,335)
Federal income tax cost of investments	$4,134,113

Swap Agreements ††

Ultra High Yield had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$619,560	$394,275
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	1,063,002	44,734
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	854,323	127,645
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	2,468,868	142,465
		$709,119

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

176 :: Schedule of Portfolio Investments :: May 31, 2013

  IGU  Ultra Investment Grade Corporate

Shares		Value
	Investment Company (a) — 3.9% Mutual Funds — 3.9%
1,815	iShares® iBoxx $ Investment Grade Corporate Bond Fund	$213,898
	Total Investment Company (Cost $219,956)	213,898
Principal Amount
	U.S. Government & Agency Securities (a) — 24.0%
	Federal Home Loan Bank
$1,086,187	0.00%, due 06/03/13	1,086,187
	U.S. Treasury Bill
200,000	0.00%, due 08/29/13	199,969
	Total U.S. Government & Agency Securities (Cost $1,286,156)	1,286,156
	Repurchase Agreements (a)(b) — 68.5%
3,668,321	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,668,338	3,668,321
	Total Repurchase Agreements (Cost $3,668,321)	3,668,321
	Total Investment Securities (Cost $5,174,433) — 96.4%	5,168,375
	Other assets less liabilities — 3.6%	190,719
	Net Assets — 100.0%	$5,359,094

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,030,325.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,058)
Net unrealized depreciation	$(6,058)
Federal income tax cost of investments	$5,174,433

Swap Agreements ††

Ultra Investment Grade Corporate had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	$9,696,267	$(162,546)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	507,700	(37,648)
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	290,388	93,421
		$(106,773)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 177

INFLATION AND VOLATILITY PROSHARES

  30 Year TIPS/TSY Spread  RINF

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 81.5%
	U.S. Treasury Inflation Index Bond
$3,386,344	0.63%, due 02/15/43	$3,082,773
	Total Long-Term U.S. Treasury Obligation (Cost $3,458,842)	3,082,773
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
53,239	0.00%, due 06/03/13	53,239
	Total U.S. Government & Agency Security (Cost $53,239)	53,239
	Repurchase Agreements (a)(b) — 3.7%
139,314	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $139,314	139,314
	Total Repurchase Agreements (Cost $139,314)	139,314
	Total Investment Securities (Cost $3,651,395) — 86.6%	3,275,326
	Other assets less liabilities — 13.4%	505,015
	Net Assets — 100.0%	$3,780,341

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $10,013.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(376,440)
Net unrealized depreciation	$(376,440)
Federal income tax cost of investments	$3,651,766

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$699,572	$9,788
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	(5,374,323)	66,840
		$76,628

See accompanying notes to the financial statements.

178 :: Schedule of Portfolio Investments :: May 31, 2013

  FINF  Short 30 Year TIPS/TSY Spread

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 81.6%
	U.S. Treasury Bond
$3,273,000	3.13%, due 02/15/43	$3,169,952
	Total Long-Term U.S. Treasury Obligation (Cost $3,316,123)	3,169,952
	U.S. Government & Agency Security (a) — 5.2%
	Federal Home Loan Bank
200,608	0.00%, due 06/03/13	200,608
	Total U.S. Government & Agency Security (Cost $200,608)	200,608
	Repurchase Agreements (a)(b) — 13.6%
527,713	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $527,713	527,713
	Total Repurchase Agreements (Cost $527,713)	527,713
	Total Investment Securities (Cost $4,044,444) — 100.4%	3,898,273
	Liabilities in excess of other assets — (0.4%)	(15,988)
	Net Assets — 100.0%	$3,882,285

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $40,500.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(146,171)
Net unrealized depreciation	$(146,171)
Federal income tax cost of investments	$4,044,444

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$(3,877,832)	$77,465
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	2,298,184	(46,746)
		$30,719

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 179

  UltraPro 10 Year TIPS/TSY Spread  UINF

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 73.9%
	U.S. Treasury Inflation Index Note
$1,319,956	0.13%, due 01/15/23	$1,344,607
	Total Long-Term U.S. Treasury Obligation (Cost $1,411,624)	1,344,607
	U.S. Government & Agency Security (a) — 1.6%
	Federal Home Loan Bank
29,154	0.00%, due 06/03/13	29,154
	Total U.S. Government & Agency Security (Cost $29,154)	29,154
	Repurchase Agreements (a)(b) — 12.0%
217,392	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $217,392	217,392
	Total Repurchase Agreements (Cost $217,392)	217,392
	Total Investment Securities (Cost $1,658,170) — 87.5%	1,591,153
	Other assets less liabilities — 12.5%	227,678
	Net Assets — 100.0%	$1,818,831

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $146,587.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(67,017)
Net unrealized depreciation	$(67,017)
Federal income tax cost of investments	$1,658,170

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(5,838,497)	$133,914
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	508,033	(11,637)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(179,784)	23
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	3,607,280	(153,835)
		$(31,535)

See accompanying notes to the financial statements.

180 :: Schedule of Portfolio Investments :: May 31, 2013

  SINF  UltraPro Short 10 Year TIPS/TSY Spread

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 46.2%
	U.S. Treasury Note
$980,000	1.63%, due 11/15/22	$941,030
	Total Long-Term U.S. Treasury Obligation (Cost $949,584)	941,030
	U.S. Government & Agency Security (a) — 2.7%
	Federal Home Loan Bank
55,303	0.00%, due 06/03/13	55,303
	Total U.S. Government & Agency Security (Cost $55,303)	55,303
	Repurchase Agreements (a)(b) — 12.0%
244,451	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $244,451	244,451
	Total Repurchase Agreements (Cost $244,451)	244,451
	Total Investment Securities (Cost $1,249,338) — 60.9%	1,240,784
	Other assets less liabilities — 39.1%	797,279
	Net Assets — 100.0%	$2,038,063

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $110,134.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,554)
Net unrealized depreciation	$(8,554)
Federal income tax cost of investments	$1,249,338

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(481,514)	$8,375
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	4,249,140	326,697
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(5,627,263)	237,090
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	1,544,712	(24,088)
		$548,074

See accompanying notes to the financial statements.

May 31, 2013 :: Schedule of Portfolio Investments :: 181

Statements of Assets and Liabilities

182 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	High Yield- Interest Rate Hedged	Global Listed Private Equity ETF	Hedge Replication ETF	Large Cap Core Plus
ASSETS:
Securities and Repurchase Agreements, at cost	$6,541,364	$4,020,068	$24,121,597	$6,036,401	$52,162,737	$119,400,196
Securities, at value	6,560,679	4,033,064	22,968,753	6,027,014	46,803,624	132,958,032
Repurchase Agreements, at value	32,855	17,155	725,643	98,812	6,093,293	2,775,486
Total Investment Securities	6,593,534	4,050,219	23,694,396	6,125,826	52,896,917	135,733,518
Cash	—	—	—	1,680	2,317	—
Foreign cash	—	6,530 †	—	16,375 ††	—	—
Segregated cash balances with brokers for futures contracts	—	—	145,226	—	31,716	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	1,820,000	—
Dividends and interest receivable	30,802	58,294	388,679	8,443	44,795	263,476
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,380	9,540	31,372	13,727	—	—
Reclaims receivable	—	—	—	2,569	—	—
Receivable for variation margin on futures contracts	—	—	30,513	—	6,250	—
Unrealized appreciation on swap agreements	—	—	—	—	433,679	7,678,880
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	14,244	—	—	—	—
Prepaid expenses	98	69	—	74	884	1,826
Total Assets	6,629,814	4,138,896	24,290,186	6,168,694	55,236,558	143,677,700
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	475,934	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	16,766	19,367
Management Services fees payable	—	—	—	—	4,431	11,276
Custodian fees payable	1,071	97	500	2,053	4,548	7,576
Administration fees payable	3,135	7,909	1,008	824	8,058	11,032
Trustee fees payable	38	24	274	23	267	652
Licensing and listing fees payable	585	—	11,781	25,452	23,749	3,229
Professional fees payable	13,969	15,113	13,603	11,569	14,498	15,322
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	419,811	5,071,034
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	446	387	7,479	5,514	4,393	15,184
Total Liabilities	19,244	23,530	510,579	45,435	496,521	5,154,672
NET ASSETS	$6,610,570	$4,115,366	$23,779,607	$6,123,259	$54,740,037	$138,523,028
NET ASSETS CONSIST OF:
Paid in Capital	$6,471,406	$4,016,040	$24,000,080	$5,978,114	$53,912,801	$116,213,866
Accumulated undistributed net investment income (loss)	4,380	(8,241)	29,100	56,067	(66,606)	470,796
Accumulated net realized gains (losses) on investments	82,614	77,881	149,803	(273)	148,447	2,897,198
Net unrealized appreciation (depreciation) on:
Investments	52,170	30,151	(427,201)	89,425	734,180	16,333,322
Futures contracts	—	—	27,825	—	(2,653)	—
Swap agreements	—	—	—	—	13,868	2,607,846
Foreign currency transactions	—	(465)	—	(74)	—	—
NET ASSETS	$6,610,570	$4,115,366	$23,779,607	$6,123,259	$54,740,037	$138,523,028
Shares (unlimited number of shares authorized, no par value)	65,001	100,001	300,001	150,001	1,350,000	1,800,000
Net Asset Value	$101.70	$41.15	$79.27	$40.82	$40.55	$76.96

† Cost of $6,522.

††Cost of $16,419.

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 183

	Merger ETF	RAFI® Long/Short	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$6,062,283	$28,185,851	$1,831,623,272	$211,836,269	$307,897,902	$34,054,506
Securities, at value	5,484,564	28,822,176	967,611,358	101,800,872	153,640,186	16,731,442
Repurchase Agreements, at value	703,887	2,935,300	864,011,914	110,035,397	154,257,716	17,323,064
Total Investment Securities	6,188,451	31,757,476	1,831,623,272	211,836,269	307,897,902	34,054,506
Cash	9,614	—	—	—	—	—
Foreign cash	1,090 †	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	4,333,962	179,625	896,325	82,842
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2,889	64,923	—	—	—	—
Receivable for investments sold	288,698	—	—	—	—	—
Due from counterparty	—	—	—	—	—	23,232
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	14,938	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	1,368,972	45,224	326,979	21,702
Unrealized appreciation on swap agreements	12,505	311,410	4,469,286	—	—	—
Unrealized appreciation on foreign currency contracts	41,343	—	—	—	—	—
Prepaid licensing and listing fees	—	863	6,583	—	—	3,651
Prepaid expenses	62	398	28,789	3,234	4,361	434
Total Assets	6,559,590	32,135,070	1,841,830,864	212,064,352	309,125,567	34,186,367
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	424,205	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	8,293	1,155,123	116,731	158,445	14,358
Management Services fees payable	—	2,304	154,015	17,227	22,996	2,568
Custodian fees payable	5,273	1,628	42,199	6,143	6,820	946
Administration fees payable	774	3,651	19,509	8,259	9,613	3,142
Trustee fees payable	70	129	10,294	1,145	1,551	160
Licensing and listing fees payable	42,794	—	—	33,517	27,844	—
Professional fees payable	12,503	14,186	35,311	16,282	17,135	14,242
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	278,728	2,702,167	18,685,028	18,302,155	31,848,252	352,820
Unrealized depreciation on foreign currency contracts	20,223	—	—	—	—	—
Other liabilities	5,896	3,035	178,954	24,707	51,667	6,051
Total Liabilities	790,466	2,735,393	20,280,433	18,526,166	32,144,323	394,287
NET ASSETS	$5,769,124	$29,399,677	$1,821,550,431	$193,538,186	$276,981,244	$33,792,080
NET ASSETS CONSIST OF:
Paid in Capital	$5,960,103	$30,602,173	$3,672,078,414	$449,879,638	$519,707,079	$85,546,825
Accumulated undistributed net investment income (loss)	39,261	56,143	(21,744,925)	(2,743,326)	(3,314,087)	(346,781)
Accumulated net realized gains (losses) on investments	(111,304)	(2,439,507)	(1,815,687,049)	(235,324,905)	(207,165,116)	(51,052,600)
Net unrealized appreciation (depreciation) on:
Investments	126,168	3,571,625	—	—	—	—
Futures contracts	—	—	1,119,733	28,934	(398,380)	(2,544)
Swap agreements	(266,223)	(2,390,757)	(14,215,742)	(18,302,155)	(31,848,252)	(352,820)
Foreign currency transactions	21,119	—	—	—	—	—
NET ASSETS	$5,769,124	$29,399,677	$1,821,550,431	$193,538,186	$276,981,244	$33,792,080
Shares (unlimited number of shares authorized, no par value)	150,001	700,000	62,251,429	8,625,000	9,450,000	1,575,000
Net Asset Value	$38.46	$42.00	$29.26	$22.44	$29.31	$21.46

†Cost of $1,091.

See accompanying notes to the financial statements.

184 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$428,678,440	$151,396,319	$1,124,284	$2,106,495,071	$497,432,834	$323,062,328
Securities, at value	213,736,958	75,581,621	197,602	1,212,719,892	293,158,888	181,123,614
Repurchase Agreements, at value	214,941,482	75,814,698	926,682	893,775,179	204,273,946	141,938,714
Total Investment Securities	428,678,440	151,396,319	1,124,284	2,106,495,071	497,432,834	323,062,328
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	421,600	—	—	5,451,401	1,025,059	1,073,925
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	6,793	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	88,344	—	—	1,730,440	253,142	390,492
Unrealized appreciation on swap agreements	—	—	14,678	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	2,494	700	2,959	—	—
Prepaid expenses	5,333	221	18	33,607	6,289	4,779
Total Assets	429,193,717	151,399,034	1,146,473	2,113,713,478	498,717,324	324,531,524
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	3,078,426	—	—	20,717,329	—	—
Advisory fees payable	215,603	86,292	—	1,244,658	253,946	171,599
Management Services fees payable	32,552	12,356	—	165,953	37,477	23,820
Custodian fees payable	11,282	509	91	42,020	11,299	7,630
Administration fees payable	11,527	4,247	296	19,818	12,511	9,778
Trustee fees payable	2,098	437	7	13,047	2,784	1,767
Licensing and listing fees payable	59,011	—	—	—	74,209	30,036
Professional fees payable	18,109	14,865	13,919	48,567	21,736	18,585
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	48,595,165	4,197,232	129,709	156,623,084	63,278,856	46,225,810
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	59,990	15,927	616	263,703	73,880	69,178
Total Liabilities	52,083,763	4,331,865	144,638	179,138,179	63,766,698	46,558,203
NET ASSETS	$377,109,954	$147,067,169	$1,001,835	$1,934,575,299	$434,950,626	$277,973,321
NET ASSETS CONSIST OF:
Paid in Capital	$757,735,081	$193,158,139	$5,497,561	$6,984,218,694	$2,060,465,496	$1,110,827,287
Accumulated undistributed net investment income (loss)	(5,130,938)	(392,498)	(17,464)	(22,334,099)	(5,926,174)	(3,496,220)
Accumulated net realized gains (losses) on investments	(326,933,988)	(41,501,240)	(4,363,231)	(4,872,258,319)	(1,556,152,488)	(782,696,029)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	34,964	—	—	1,572,107	(157,352)	(435,907)
Swap agreements	(48,595,165)	(4,197,232)	(115,031)	(156,623,084)	(63,278,856)	(46,225,810)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$377,109,954	$147,067,169	$1,001,835	$1,934,575,299	$434,950,626	$277,973,321
Shares (unlimited number of shares authorized, no par value)	18,375,000	8,250,000	29,991	48,259,271	19,107,771	8,023,767
Net Asset Value	$20.52	$17.83	$33.40	$40.09	$22.76	$34.64

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 185

	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$18,345,259	$394,069,049	$7,741,498	$678,185,738	$247,886,274	$138,684,253
Securities, at value	8,218,327	175,822,072	2,564,514	337,598,640	154,130,751	65,332,214
Repurchase Agreements, at value	10,126,932	218,246,977	5,176,984	340,587,098	93,755,523	73,352,039
Total Investment Securities	18,345,259	394,069,049	7,741,498	678,185,738	247,886,274	138,684,253
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	69,143	632,400	—	3,410,479	838,250	1,007,325
Segregated cash balances with custodian for swap agreements	—	—	213,000	—	—	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	3,179	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	18,451	132,195	—	1,084,366	207,606	364,990
Unrealized appreciation on swap agreements	—	958,484	—	—	—	13,893
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	3,651	—	2,494	2,049	—	—
Prepaid expenses	257	5,675	90	8,599	3,440	2,143
Total Assets	18,436,761	395,797,803	7,960,261	682,691,231	248,935,570	140,072,604
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	4,266	191,880	—	357,140	104,550	61,055
Management Services fees payable	1,605	31,028	—	47,618	17,808	10,272
Custodian fees payable	1,162	4,649	400	13,241	5,180	3,184
Administration fees payable	4,032	11,220	2,046	14,034	8,403	6,518
Trustee fees payable	169	2,307	41	3,646	1,329	778
Licensing and listing fees payable	—	58,634	—	—	27,170	11,236
Professional fees payable	14,362	19,808	14,032	21,709	16,791	15,609
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,772,091	45,320,784	673,401	99,850,470	35,850,395	17,864,635
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	6,587	86,688	3,134	78,067	23,715	20,063
Total Liabilities	1,804,274	45,726,998	693,054	100,385,925	36,055,341	17,993,350
NET ASSETS	$16,632,487	$350,070,805	$7,267,207	$582,305,306	$212,880,229	$122,079,254
NET ASSETS CONSIST OF:
Paid in Capital	$144,220,304	$1,377,438,691	$57,583,199	$1,530,001,128	$423,811,740	$232,457,909
Accumulated undistributed net investment income (loss)	(374,337)	(3,732,150)	(155,675)	(6,348,475)	(1,877,657)	(1,087,913)
Accumulated net realized gains (losses) on investments	(125,455,736)	(979,242,562)	(49,486,916)	(842,709,754)	(173,087,508)	(90,976,061)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	14,347	(30,874)	—	1,212,877	(115,951)	(463,939)
Swap agreements	(1,772,091)	(44,362,300)	(673,401)	(99,850,470)	(35,850,395)	(17,850,742)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$16,632,487	$350,070,805	$7,267,207	$582,305,306	$212,880,229	$122,079,254
Shares (unlimited number of shares authorized, no par value)	918,613	19,516,518	393,674	24,329,628	7,849,651	2,899,668
Net Asset Value	$18.11	$17.94	$18.46	$23.93	$27.12	$42.10

See accompanying notes to the financial statements.

186 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$4,986,834	$80,816,223	$1,158,728	$4,958,315	$1,225,057	$1,769,013
Securities, at value	1,651,600	33,109,110	272,321	1,223,135	234,077	345,072
Repurchase Agreements, at value	3,335,234	47,707,113	886,407	3,735,180	990,980	1,423,941
Total Investment Securities	4,986,834	80,816,223	1,158,728	4,958,315	1,225,057	1,769,013
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	43,601	200,260	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,773,752	—	—	—	—	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,386	—	6,726	4,216	6,862	6,569
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	11,532	43,054	—	—	—	—
Unrealized appreciation on swap agreements	16,681	568,608	19,899	16,142	3,998	12,114
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	2,596	—	695	277	726	650
Prepaid expenses	58	1,230	18	27	13	21
Total Assets	6,839,440	81,629,375	1,186,066	4,978,977	1,236,656	1,788,367
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	30,154	—	—	—	—
Management Services fees payable	—	5,884	—	—	—	—
Custodian fees payable	739	2,576	86	124	108	117
Administration fees payable	1,052	5,291	313	352	286	339
Trustee fees payable	27	492	7	10	6	9
Licensing and listing fees payable	—	10,910	—	—	—	—
Professional fees payable	13,952	14,957	13,920	13,933	13,911	13,917
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	771,516	6,608,356	143,531	501,590	375,324	473,962
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,877	14,567	575	1,135	572	778
Total Liabilities	789,163	6,693,187	158,432	517,144	390,207	489,122
NET ASSETS	$6,050,277	$74,936,188	$1,027,634	$4,461,833	$846,449	$1,299,245
NET ASSETS CONSIST OF:
Paid in Capital	$24,208,826	$198,989,680	$23,340,230	$33,497,698	$11,899,212	$19,937,416
Accumulated undistributed net investment income (loss)	(103,734)	(796,180)	(18,743)	(30,935)	(15,874)	(23,027)
Accumulated net realized gains (losses) on investments	(17,286,297)	(117,235,253)	(22,170,221)	(28,519,482)	(10,665,563)	(18,153,296)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(13,683)	17,689	—	—	—	—
Swap agreements	(754,835)	(6,039,748)	(123,632)	(485,448)	(371,326)	(461,848)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$6,050,277	$74,936,188	$1,027,634	$4,461,833	$846,449	$1,299,245
Shares (unlimited number of shares authorized, no par value)	274,963	3,769,932	18,750	112,479	37,463	56,218
Net Asset Value	$22.00	$19.88	$54.81	$39.67	$22.59	$23.11
See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 187

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$3,794,642	$6,654,460	$4,677,505	$45,039,284	$4,437,129	$20,047,593
Securities, at value	1,152,297	2,303,457	1,162,171	23,094,476	1,082,527	9,293,924
Repurchase Agreements, at value	2,642,345	4,351,003	3,515,334	21,944,808	3,354,602	10,753,669
Total Investment Securities	3,794,642	6,654,460	4,677,505	45,039,284	4,437,129	20,047,593
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	390,000	—	72,000	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,498	3,117	4,044	—	4,417	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	166,477
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	412	—	—	—	189	—
Prepaid expenses	44	66	108	657	61	318
Total Assets	3,800,596	6,657,643	5,071,657	45,039,941	4,513,796	20,214,388
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	18,250	—	3,014
Management Services fees payable	—	—	—	3,479	—	1,566
Custodian fees payable	166	221	280	1,888	277	701
Administration fees payable	606	997	954	4,799	886	2,843
Trustee fees payable	19	31	41	264	26	115
Licensing and listing fees payable	—	45	127	6,409	—	2,433
Professional fees payable	13,937	14,011	13,982	14,740	13,954	14,131
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,066,379	971,115	266,872	6,268,680	290,310	2,109,179
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,314	3,182	1,996	16,407	1,720	9,548
Total Liabilities	1,082,421	989,602	284,252	6,334,916	307,173	2,143,530
NET ASSETS	$2,718,175	$5,668,041	$4,787,405	$38,705,025	$4,206,623	$18,070,858
NET ASSETS CONSIST OF:
Paid in Capital	$34,208,282	$46,235,744	$8,221,712	$179,134,418	$12,937,801	$38,196,757
Accumulated undistributed net investment income (loss)	(50,039)	(99,493)	(96,010)	(956,819)	(70,648)	(343,922)
Accumulated net realized gains (losses) on investments	(30,373,689)	(39,497,095)	(3,071,425)	(133,203,894)	(8,370,220)	(17,839,275)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,066,379)	(971,115)	(266,872)	(6,268,680)	(290,310)	(1,942,702)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,718,175	$5,668,041	$4,787,405	$38,705,025	$4,206,623	$18,070,858
Shares (unlimited number of shares authorized, no par value)	131,196	344,978	150,000	1,650,000	150,000	700,000
Net Asset Value	$20.72	$16.43	$31.92	$23.46	$28.04	$25.82

See accompanying notes to the financial statements.

188 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$2,514,609	$42,226,838	$6,148,515	$5,417,896	$7,264,879	$132,156,014
Securities, at value	569,367	14,654,744	651,969	1,297,002	2,092,907	40,863,587
Repurchase Agreements, at value	1,945,242	27,572,094	5,496,546	4,120,894	5,171,972	91,292,427
Total Investment Securities	2,514,609	42,226,838	6,148,515	5,417,896	7,264,879	132,156,014
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,476	—	3,182	4,160	2,610	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	21,916	20,820	—	3,354,009
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	720	—	9,457	434	—	—
Prepaid expenses	17	567	104	28	112	2,084
Total Assets	2,520,822	42,227,405	6,183,174	5,443,338	7,267,601	135,512,107
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	6,938,052	—	—	—	—
Advisory fees payable	—	28,929	—	—	—	74,476
Management Services fees payable	—	3,451	—	—	—	10,698
Custodian fees payable	172	983	216	140	254	4,525
Administration fees payable	771	4,778	554	395	863	6,626
Trustee fees payable	12	320	32	11	39	835
Licensing and listing fees payable	—	5,049	—	—	42	19,537
Professional fees payable	13,921	14,765	13,968	13,933	14,016	15,597
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	619,716	4,862,040	1,591,115	390,085	1,148,689	13,096,836
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,398	29,575	1,044	1,889	5,989	37,631
Total Liabilities	635,990	11,887,942	1,606,929	406,453	1,169,892	13,266,761
NET ASSETS	$1,884,832	$30,339,463	$4,576,245	$5,036,885	$6,097,709	$122,245,346
NET ASSETS CONSIST OF:
Paid in Capital	$13,335,233	$305,177,142	$11,874,165	$26,281,966	$99,530,706	$1,624,848,426
Accumulated undistributed net investment income (loss)	(59,137)	(556,141)	(56,527)	(35,663)	(95,609)	(2,567,990)
Accumulated net realized gains (losses) on investments	(10,771,548)	(269,419,498)	(5,672,194)	(20,840,153)	(92,188,699)	(1,490,292,263)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(619,716)	(4,862,040)	(1,569,199)	(369,265)	(1,148,689)	(9,742,827)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,884,832	$30,339,463	$4,576,245	$5,036,885	$6,097,709	$122,245,346
Shares (unlimited number of shares authorized, no par value)	50,000	640,969	124,993	112,457	224,870	5,379,330
Net Asset Value	$37.70	$47.33	$36.61	$44.79	$27.12	$22.73

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 189

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$4,726,664	$5,829,059	$84,850,551	$74,139,646	$16,786,587	$8,186,757
Securities, at value	1,321,577	905,556	36,515,441	32,766,096	4,610,132	1,715,111
Repurchase Agreements, at value	3,405,087	4,923,503	48,335,110	41,373,550	12,176,455	6,471,646
Total Investment Securities	4,726,664	5,829,059	84,850,551	74,139,646	16,786,587	8,186,757
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	350,000
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	3,116	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,133	4,088	—	—	143	2,297
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	6,172	661,577	2,131,144	—	107,695
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	227	86	—	—	—	—
Prepaid expenses	62	56	1,053	1,096	165	140
Total Assets	4,735,202	5,839,461	85,513,181	76,271,886	16,786,895	8,646,889
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	2,394,791	4,444,379	—	—
Advisory fees payable	—	—	42,938	42,654	—	—
Management Services fees payable	—	—	6,873	5,494	—	—
Custodian fees payable	192	233	1,788	2,966	342	328
Administration fees payable	509	698	5,587	5,174	1,551	1,861
Trustee fees payable	21	23	460	431	65	54
Licensing and listing fees payable	—	—	10,175	11,885	833	625
Professional fees payable	13,942	13,962	15,159	15,182	14,087	14,044
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,310,982	963,977	5,647,856	8,416,709	3,430,921	706,254
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,133	4,959	39,559	57,205	3,800	7,042
Total Liabilities	1,326,779	983,852	8,165,186	13,002,079	3,451,599	730,208
NET ASSETS	$3,408,423	$4,855,609	$77,347,995	$63,269,807	$13,335,296	$7,916,681
NET ASSETS CONSIST OF:
Paid in Capital	$21,484,146	$53,664,791	$357,349,881	$3,433,122,695	$84,857,564	$77,286,278
Accumulated undistributed net investment income (loss)	(52,386)	(74,661)	(926,341)	(1,411,024)	(160,760)	(141,145)
Accumulated net realized gains (losses) on investments	(16,712,355)	(47,776,716)	(274,089,266)	(3,362,156,299)	(67,930,587)	(68,629,893)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,310,982)	(957,805)	(4,986,279)	(6,285,565)	(3,430,921)	(598,559)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,408,423	$4,855,609	$77,347,995	$63,269,807	$13,335,296	$7,916,681
Shares (unlimited number of shares authorized, no par value)	93,734	243,668	1,211,199	3,066,509	479,921	262,318
Net Asset Value	$36.36	$19.93	$63.86	$20.63	$27.79	$30.18

See accompanying notes to the financial statements.

190 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25
ASSETS:
Securities and Repurchase Agreements, at cost	$1,825,216	$4,125,711	$2,612,393	$176,280,766	$221,071,998	$3,639,859
Securities, at value	325,068	1,156,514	471,388	74,914,917	106,446,823	1,250,674
Repurchase Agreements, at value	1,500,148	2,969,197	2,141,005	101,365,849	114,625,175	2,389,185
Total Investment Securities	1,825,216	4,125,711	2,612,393	176,280,766	221,071,998	3,639,859
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	12,234,045	21,695,228	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,557	5,523	2,407	—	—	4,703
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	13,196	119,061	318	—	3,342,524	354,844
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	632	479	594	—	—	145
Prepaid expenses	26	35	4	2,931	3,514	87
Total Assets	1,845,627	4,250,809	2,615,716	188,517,742	246,113,264	3,999,638
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	132,311	207,990	—
Management Services fees payable	—	—	—	13,324	19,847	—
Custodian fees payable	140	141	85	3,958	6,102	279
Administration fees payable	366	431	206	7,283	8,913	983
Trustee fees payable	9	12	11	1,071	1,455	35
Licensing and listing fees payable	—	—	—	3,421	3,421	—
Professional fees payable	13,917	13,925	14,062	16,201	17,670	13,967
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	436,017	91,022	468,549	30,872,795	12,118,145	126,487
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	693	2,311	2,420	38,174	27,029	1,827
Total Liabilities	451,142	107,842	485,333	31,088,538	12,410,572	143,578
NET ASSETS	$1,394,485	$4,142,967	$2,130,383	$157,429,204	$233,702,692	$3,856,060
NET ASSETS CONSIST OF:
Paid in Capital	$9,200,517	$18,625,986	$4,326,222	$288,314,829	$418,842,720	$8,017,005
Accumulated undistributed net investment income (loss)	(24,766)	(34,921)	(16,800)	(2,041,330)	(3,009,493)	(110,533)
Accumulated net realized gains (losses) on investments	(7,358,445)	(14,476,137)	(1,710,808)	(97,971,500)	(173,354,914)	(4,278,769)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(422,821)	28,039	(468,231)	(30,872,795)	(8,775,621)	228,357
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,394,485	$4,142,967	$2,130,383	$157,429,204	$233,702,692	$3,856,060
Shares (unlimited number of shares authorized, no par value)	59,989	174,961	37,500	4,050,000	8,250,000	100,000
Net Asset Value	$23.25	$23.68	$56.81	$38.87	$28.33	$38.56

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 191

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 25
ASSETS:
Securities and Repurchase Agreements, at cost	$9,460,280	$52,150,787	$87,342,486	$1,397,020	$16,226,981	$128,056,315
Securities, at value	2,102,568	17,429,814	39,459,514	285,856	4,194,751	58,973,971
Repurchase Agreements, at value	7,357,712	34,720,973	47,882,972	1,111,164	12,032,230	69,082,344
Total Investment Securities	9,460,280	52,150,787	87,342,486	1,397,020	16,226,981	128,056,315
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,372,608	8,740,979	18,661,798	151,816	882,081	16,916,537
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,889	—	—	8,232	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	30,988	883,253	2,587,057
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	—	—	—	—
Prepaid expenses	94	712	1,452	18	260	1,754
Total Assets	10,838,871	60,892,478	106,005,736	1,588,074	17,992,575	147,561,663
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	33,568	63,531	—	774	68,765
Management Services fees payable	—	4,077	7,151	—	1,231	10,706
Custodian fees payable	368	2,389	3,723	67	393	3,659
Administration fees payable	1,994	4,808	5,672	354	1,792	6,628
Trustee fees payable	45	316	597	8	90	828
Licensing and listing fees payable	3,421	3,421	3,303	3,421	3,421	16,637
Professional fees payable	14,059	14,816	14,979	13,916	13,939	15,642
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,340,666	9,714,155	23,865,332	96,819	1,393,581	15,527,306
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	4,172	15,197	34,132	593	2,279	26,472
Total Liabilities	4,364,725	9,792,747	23,998,420	115,178	1,417,500	15,676,643
NET ASSETS	$6,474,146	$51,099,731	$82,007,316	$1,472,896	$16,575,075	$131,885,020
NET ASSETS CONSIST OF:
Paid in Capital	$98,140,777	$719,674,554	$286,532,811	$7,593,297	$35,396,403	$829,220,477
Accumulated undistributed net investment income (loss)	(176,138)	(919,081)	(1,620,011)	(23,521)	(186,980)	(1,949,475)
Accumulated net realized gains (losses) on investments	(87,149,827)	(657,941,587)	(179,040,152)	(6,031,049)	(18,124,020)	(682,445,733)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(4,340,666)	(9,714,155)	(23,865,332)	(65,831)	(510,328)	(12,940,249)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$6,474,146	$51,099,731	$82,007,316	$1,472,896	$16,575,075	$131,885,020
Shares (unlimited number of shares authorized, no par value)	112,500	2,144,744	3,699,847	49,992	224,951	6,344,589
Net Asset Value	$57.55	$23.83	$22.17	$29.46	$73.68	$20.79

See accompanying notes to the financial statements.

192 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$12,245,927	$2,615,841	$31,770,488	$1,103,695,252	$46,138,061	$1,342,295
Securities, at value	3,692,535	623,493	15,401,008	532,152,235	17,479,967	524,834
Repurchase Agreements, at value	8,553,392	1,992,348	16,369,480	571,543,017	28,658,094	817,461
Total Investment Securities	12,245,927	2,615,841	31,770,488	1,103,695,252	46,138,061	1,342,295
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	7,416	1,073,250	—	—
Segregated cash balances with custodian for swap agreements	2,046,401	286,471	—	—	3,250,317	280,021
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	7,598,684	1,542,280	—
Receivable from Advisor	—	7,411	—	—	—	7,049
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	1,328	149,878	—	—
Unrealized appreciation on swap agreements	—	—	295,362	22,004,158	—	49,357
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	—	—	—	—
Prepaid expenses	119	37	435	16,948	837	51
Total Assets	14,292,447	2,909,760	32,075,029	1,134,538,170	50,931,495	1,678,773
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	8,808	—	12,101	669,919	18,608	—
Management Services fees payable	988	—	2,558	88,810	3,524	—
Custodian fees payable	233	55	836	18,614	963	137
Administration fees payable	1,167	332	1,657	17,828	3,376	453
Trustee fees payable	46	13	147	5,703	251	18
Licensing and listing fees payable	3,421	3,421	894	60,002	4,252	2,206
Professional fees payable	13,992	13,779	14,224	26,175	14,428	13,935
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,218,918	404,804	205,936	9,567,952	4,007,509	57,238
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	3,670	673	3,076	94,087	4,695	397
Total Liabilities	4,251,243	423,077	241,429	10,549,090	4,057,606	74,384
NET ASSETS	$10,041,204	$2,486,683	$31,833,600	$1,123,989,080	$46,873,889	$1,604,389
NET ASSETS CONSIST OF:
Paid in Capital	$32,708,379	$15,992,850	$34,088,144	$1,523,585,441	$58,546,191	$2,349,217
Accumulated undistributed net investment income (loss)	(129,549)	(22,965)	(231,474)	(10,406,125)	(471,368)	(47,361)
Accumulated net realized gains (losses) on investments	(18,318,708)	(13,078,398)	(2,113,740)	(401,700,259)	(7,193,425)	(689,586)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	1,244	73,817	—	—
Swap agreements	(4,218,918)	(404,804)	89,426	12,436,206	(4,007,509)	(7,881)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$10,041,204	$2,486,683	$31,833,600	$1,123,989,080	$46,873,889	$1,604,389
Shares (unlimited number of shares authorized, no par value)	450,000	99,986	975,000	36,850,000	1,500,000	50,000
Net Asset Value	$22.31	$24.87	$32.65	$30.50	$31.25	$32.09

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 193

	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra Russell3000
ASSETS:
Securities and Repurchase Agreements, at cost	$5,027,633	$329,119,625	$3,579,264,194	$6,788,421	$58,120,495	$4,927,308
Securities, at value	2,299,125	148,491,664	1,697,085,865	2,649,718	16,210,171	4,261,690
Repurchase Agreements, at value	2,728,508	180,627,961	1,882,178,329	4,138,703	41,910,324	999,219
Total Investment Securities	5,027,633	329,119,625	3,579,264,194	6,788,421	58,120,495	5,260,909
Cash	—	—	—	—	188	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	69,794	4,697,996	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	70,000
Dividends and interest receivable	—	—	—	—	—	6,981
Receivable for investments sold	—	—	—	—	—	6,428
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	35,476,422	—	946	—
Receivable from Advisor	4,003	—	—	3,130	—	5,049
Reclaims receivable	—	—	—	—	—	5
Receivable for variation margin on futures contracts	—	13,383	657,392	—	—	—
Unrealized appreciation on swap agreements	653	3,187,355	301,192,073	424,793	8,333,846	1,088,904
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	567	—	—	517	1,444	—
Prepaid expenses	79	4,549	55,861	90	844	104
Total Assets	5,032,935	332,394,706	3,921,343,938	7,216,951	66,457,763	6,438,380
LIABILITIES:
Cash overdraft	—	—	—	—	—	566
Payable for investments purchased	—	—	—	—	—	105,987
Payable for capital shares redeemed	—	—	5,127,857	—	2,838,660	—
Advisory fees payable	—	187,616	2,277,566	—	30,101	—
Management Services fees payable	—	25,326	303,673	—	4,892	—
Custodian fees payable	105	7,364	67,608	150	884	21,529
Administration fees payable	600	10,080	23,250	526	4,964	3,279
Trustee fees payable	27	1,659	18,795	29	248	33
Licensing and listing fees payable	—	17,470	212,964	—	—	72
Professional fees payable	13,957	17,360	53,779	13,963	14,454	13,970
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	199,738	23,375,961	49,518,309	302,472	—	3,111
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	852	28,403	308,337	659	5,996	660
Total Liabilities	215,279	23,671,239	57,912,138	317,799	2,900,199	149,207
NET ASSETS	$4,817,656	$308,723,467	$3,863,431,800	$6,899,152	$63,557,564	$6,289,173
NET ASSETS CONSIST OF:
Paid in Capital	$5,768,677	$569,812,364	$8,233,644,710	$7,994,941	$58,642,129	$3,227,506
Accumulated undistributed net investment income (loss)	(58,063)	(3,919,679)	(36,999,856)	(49,181)	(182,315)	(29,142)
Accumulated net realized gains (losses) on investments	(693,873)	(236,984,840)	(4,585,006,928)	(1,168,929)	(3,236,096)	1,671,415
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	333,601
Futures contracts	—	4,228	120,110	—	—	—
Swap agreements	(199,085)	(20,188,606)	251,673,764	122,321	8,333,846	1,085,793
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$4,817,656	$308,723,467	$3,863,431,800	$6,899,152	$63,557,564	$6,289,173
Shares (unlimited number of shares authorized, no par value)	150,000	10,950,000	56,506,929	250,000	825,000	100,000
Net Asset Value	$32.12	$28.19	$68.37	$27.60	$77.04	$62.89
See accompanying notes to the financial statements.

194 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$2,296,803,947	$456,190,544	$210,647,004	$96,393,568	$116,155,309	$23,905,476
Securities, at value	1,882,315,899	378,149,174	176,489,932	63,321,027	65,088,941	19,702,478
Repurchase Agreements, at value	452,790,635	83,221,530	40,487,472	33,774,370	51,310,083	6,134,865
Total Investment Securities	2,335,106,534	461,370,704	216,977,404	97,095,397	116,399,024	25,837,343
Cash	—	—	—	—	—	10,840
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	30,498,828	2,941,335	1,711,301	750,357	1,169,091	—
Segregated cash balances with custodian for swap agreements	148,103	46,420	30,397	1,744	3,703,994	14,459
Dividends and interest receivable	2,712,628	432,807	547,909	34,743	24,291	10,117
Receivable for investments sold	—	—	—	137,586	254,561	91,735
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	92,409,184	28,646,364	38,331,912	8,187,365	25,597,607	1,595,883
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	2,905	—	—	3,651	—	2,494
Prepaid expenses	43,141	8,038	3,979	1,664	21,769	426
Total Assets	2,460,921,323	493,445,668	257,602,902	106,212,507	147,170,337	27,563,297
LIABILITIES:
Cash overdraft	57	31,891	—	37,616	7,881	—
Payable for investments purchased	20,082,002	—	—	1,650,201	79,162	57,118
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,551,978	296,228	163,496	64,166	127,091	6,581
Management Services fees payable	206,929	43,459	22,450	9,495	17,148	2,304
Custodian fees payable	53,959	25,647	5,816	12,788	78,778	9,096
Administration fees payable	25,657	18,296	14,189	10,540	12,727	4,941
Trustee fees payable	13,548	2,719	1,412	654	5,938	134
Licensing and listing fees payable	—	81,253	25,760	—	99,213	—
Professional fees payable	43,614	19,336	16,908	14,475	27,694	14,188
Payable for variation margin on futures contracts	9,545,221	695,451	624,183	190,229	234,602	—
Unrealized depreciation on swap agreements	—	2,565,168	—	—	—	11,301
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	137,155	36,353	30,019	10,444	26,259	3,806
Total Liabilities	31,660,120	3,815,801	904,233	2,000,608	716,493	109,469
NET ASSETS	$2,429,261,203	$489,629,867	$256,698,669	$104,211,899	$146,453,844	$27,453,828
NET ASSETS CONSIST OF:
Paid in Capital	$2,515,609,858	$793,366,211	$410,888,956	$(52,675,294)	$189,299,814	$21,692,139
Accumulated undistributed net investment income (loss)	1,833,759	(924,785)	266,059	(803,359)	(1,237,238)	(16,140)
Accumulated net realized gains (losses) on investments	(245,915,157)	(338,228,282)	(200,811,006)	147,739,807	(68,416,841)	2,261,380
Net unrealized appreciation (depreciation) on:
Investments	38,302,587	5,180,160	6,330,400	701,829	243,715	1,931,867
Futures contracts	27,020,972	4,155,367	1,692,348	1,061,551	966,787	—
Swap agreements	92,409,184	26,081,196	38,331,912	8,187,365	25,597,607	1,584,582
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,429,261,203	$489,629,867	$256,698,669	$104,211,899	$146,453,844	$27,453,828
Shares (unlimited number of shares authorized, no par value)	30,675,000	7,125,000	2,700,000	1,050,000	2,400,000	375,000
Net Asset Value	$79.19	$68.72	$95.07	$99.25	$61.02	$73.21

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 195

	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000	Ultra Russell1000 Value
ASSETS:
Securities and Repurchase Agreements, at cost	$324,823,661	$138,008,093	$53,021,171	$18,485,734	$81,303,450	$5,961,502
Securities, at value	258,461,487	114,944,225	42,921,850	16,847,368	62,708,287	4,732,555
Repurchase Agreements, at value	68,571,158	22,825,597	12,434,826	1,699,860	21,886,590	1,772,754
Total Investment Securities	327,032,645	137,769,822	55,356,676	18,547,228	84,594,877	6,505,309
Cash	250	—	—	—	14,662	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	4,492,419	1,222,500	212,550	213,123	1,169,090	—
Segregated cash balances with custodian for swap agreements	2,614,373	25,747,902	1,758,001	3,320,586	1,330,453	101
Dividends and interest receivable	434,893	147,542	129,042	19,036	39,859	9,629
Receivable for investments sold	—	—	—	75,424	196,481	9,388
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	5,464,017	—
Receivable from Advisor	—	—	—	—	—	4,331
Reclaims receivable	—	—	—	—	—	2
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	32,674,964	47,970,808	10,984,754	4,106,189	22,586,364	1,020,988
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	3,514	—	—	2,596	—	—
Prepaid expenses	5,988	3,774	868	500	1,792	108
Total Assets	367,259,046	212,862,348	68,441,891	26,284,682	115,397,595	7,549,856
LIABILITIES:
Cash overdraft	—	—	—	4,554	—	177
Payable for investments purchased	10,038,707	—	—	61,769	197,137	210,614
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	227,526	117,041	30,323	4,083	44,320	—
Management Services fees payable	30,460	18,939	5,417	2,238	8,989	—
Custodian fees payable	33,386	11,093	2,451	5,873	50,286	9,216
Administration fees payable	16,050	13,317	8,403	5,357	11,764	2,729
Trustee fees payable	1,579	1,139	330	155	542	38
Licensing and listing fees payable	—	25,309	5,653	—	15,303	220
Professional fees payable	17,138	16,142	14,596	14,231	15,072	13,982
Payable for variation margin on futures contracts	1,397,999	286,229	74,955	53,638	233,142	—
Unrealized depreciation on swap agreements	—	—	—	—	66,694	16,171
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	17,345	9,891	5,369	3,362	7,111	1,588
Total Liabilities	11,780,190	499,100	147,497	155,260	650,360	254,735
NET ASSETS	$355,478,856	$212,363,248	$68,294,394	$26,129,422	$114,747,235	$7,295,121
NET ASSETS CONSIST OF:
Paid in Capital	$167,299,343	$82,301,002	$32,793,963	$4,892,732	$52,181,230	$12,503,608
Accumulated undistributed net investment income (loss)	133,866	(391,452)	101,110	(123,881)	(291,242)	15,954
Accumulated net realized gains (losses) on investments	149,492,629	81,378,341	22,068,733	17,000,696	36,623,686	(6,773,065)
Net unrealized appreciation (depreciation) on:
Investments	2,208,984	(238,271)	2,335,505	61,494	3,291,427	543,807
Futures contracts	3,669,070	1,342,820	10,329	192,192	422,464	—
Swap agreements	32,674,964	47,970,808	10,984,754	4,106,189	22,519,670	1,004,817
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$355,478,856	$212,363,248	$68,294,394	$26,129,422	$114,747,235	$7,295,121
Shares (unlimited number of shares authorized, no par value)	5,400,000	2,950,000	800,000	400,000	2,100,000	150,000
Net Asset Value	$65.83	$71.99	$85.37	$65.32	$54.64	$48.63

See accompanying notes to the financial statements.

196 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$14,242,399	$6,773,889	$9,002,907	$8,230,842	$13,703,843	$131,218,240
Securities, at value	13,685,682	6,096,947	7,605,054	7,011,512	11,300,484	91,378,910
Repurchase Agreements, at value	3,497,530	1,202,572	1,962,470	1,666,581	2,811,818	27,350,140
Total Investment Securities	17,183,212	7,299,519	9,567,524	8,678,093	14,112,302	118,729,050
Cash	—	—	—	2,160	3,174	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	1,017	647	22,973
Dividends and interest receivable	15,188	7,393	5,073	5,982	3,777	204,753
Receivable for investments sold	7,098	21,077	6,432	26,086	65,142	6,005,231
Due from counterparty	—	—	—	—	—	499,088
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	12,448	3,395	10,115	—	—
Reclaims receivable	3	7	4	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,537,095	1,786,947	1,470,002	1,085,850	1,386,429	5,386,915
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	—	—	—	—
Prepaid expenses	294	151	158	156	240	1,978
Total Assets	18,742,890	9,127,542	11,052,588	9,809,459	15,571,711	130,849,988
LIABILITIES:
Cash overdraft	—	711	—	—	—	—
Payable for investments purchased	307,678	222,121	209,375	26,824	29,487	493,471
Payable for capital shares redeemed	—	—	—	—	—	6,037,812
Advisory fees payable	2,457	—	—	—	8,589	77,299
Management Services fees payable	1,589	—	—	—	910	11,211
Custodian fees payable	6,243	9,913	7,314	19,900	19,288	5,030
Administration fees payable	3,526	2,501	3,207	3,476	3,964	10,950
Trustee fees payable	96	46	55	48	48	649
Licensing and listing fees payable	1,892	467	741	563	762	20,111
Professional fees payable	14,105	14,000	14,018	14,000	13,999	15,194
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	11,940	2,279	7,250	29,120	1,821	333,205
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Due to counterparty	—	—	—	—	—	5,169
Other liabilities	1,939	1,199	1,879	2,017	2,606	28,777
Total Liabilities	351,465	253,237	243,839	95,948	81,474	7,038,878
NET ASSETS	$18,391,425	$8,874,305	$10,808,749	$9,713,511	$15,490,237	$123,811,110
NET ASSETS CONSIST OF:
Paid in Capital	$20,196,160	$5,255,141	$14,540,841	$12,776,658	$11,997,216	$98,883,313
Accumulated undistributed net investment income (loss)	23,707	(15,231)	(65,256)	8,510	(75,719)	340,475
Accumulated net realized gains (losses) on investments	(6,294,410)	1,324,097	(5,694,205)	(4,575,638)	1,775,673	32,022,802
Net unrealized appreciation (depreciation) on:
Investments	2,940,813	525,630	564,617	447,251	408,459	(12,489,190)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,525,155	1,784,668	1,462,752	1,056,730	1,384,608	5,053,710
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$18,391,425	$8,874,305	$10,808,749	$9,713,511	$15,490,237	$123,811,110
Shares (unlimited number of shares authorized, no par value)	225,000	150,000	150,000	225,000	225,000	3,150,000
Net Asset Value	$81.74	$59.16	$72.06	$43.17	$68.85	$39.31

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 197

	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$89,939,528	$15,263,099	$21,063,877	$628,626,953	$52,806,044	$15,610,485
Securities, at value	86,482,772	14,708,818	20,541,902	595,716,619	55,032,121	15,613,398
Repurchase Agreements, at value	15,074,611	2,361,609	2,089,835	97,369,417	9,543,372	1,598,784
Total Investment Securities	101,557,383	17,070,427	22,631,737	693,086,036	64,575,493	17,212,182
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	921	220	152	61,077	26,739	4,452
Dividends and interest receivable	35,078	13,674	22,567	696,228	119,912	29,427
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	11,639	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	2,995
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	10,571,932	2,476,504	1,875,507	97,125,363	9,007,112	4,649,323
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	—	—	—	—
Prepaid expenses	1,261	326	267	11,995	1,032	427
Total Assets	112,166,575	19,572,790	24,530,230	790,980,699	73,730,288	21,898,806
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	215,870	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	50,189	3,300	3,445	496,087	40,894	—
Management Services fees payable	8,990	1,737	1,629	67,291	6,349	—
Custodian fees payable	6,171	3,827	4,392	30,124	3,108	6,653
Administration fees payable	7,025	3,343	2,950	20,775	7,865	4,375
Trustee fees payable	410	106	87	4,144	408	107
Licensing and listing fees payable	8,799	1,948	1,501	118,917	8,553	2,555
Professional fees payable	14,810	14,128	14,087	25,024	14,784	14,126
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	69,137	—	—	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	8,555	1,713	2,364	95,818	7,574	3,875
Total Liabilities	174,086	30,102	30,455	1,074,050	89,535	31,691
NET ASSETS	$111,992,489	$19,542,688	$24,499,775	$789,906,649	$73,640,753	$21,867,115
NET ASSETS CONSIST OF:
Paid in Capital	$76,740,165	$11,389,374	$16,409,227	$2,835,762,227	$48,666,892	$11,003,728
Accumulated undistributed net investment income (loss)	(358,825)	26,857	(5,197)	1,033,830	77,076	13,560
Accumulated net realized gains (losses) on investments	13,490,499	3,842,625	4,652,378	(2,208,473,854)	4,120,224	4,598,807
Net unrealized appreciation (depreciation) on:
Investments	11,617,855	1,807,328	1,567,860	64,459,083	11,769,449	1,601,697
Futures contracts	—	—	—	—	—	—
Swap agreements	10,502,795	2,476,504	1,875,507	97,125,363	9,007,112	4,649,323
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$111,992,489	$19,542,688	$24,499,775	$789,906,649	$73,640,753	$21,867,115
Shares (unlimited number of shares authorized, no par value)	1,150,000	300,000	450,000	8,209,625	1,200,000	300,000
Net Asset Value	$97.38	$65.14	$54.44	$96.22	$61.37	$72.89

See accompanying notes to the financial statements.

198 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications
ASSETS:
Securities and Repurchase Agreements, at cost	$134,969,690	$336,574,027	$2,171,600	$28,480,593	$111,934,563	$4,264,850
Securities, at value	108,025,108	298,473,640	2,103,453	25,425,458	92,251,297	3,968,939
Repurchase Agreements, at value	25,524,454	50,978,607	342,909	4,453,619	24,516,595	664,203
Total Investment Securities	133,549,562	349,452,247	2,446,362	29,879,077	116,767,892	4,633,142
Cash	—	—	—	38,960	18,044	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	36,242	141,074	—	2,240	21,659	25,442
Dividends and interest receivable	461,553	130,717	3,408	110,567	153,059	4,403
Receivable for investments sold	9,101,677	—	—	236,905	125,758	—
Due from counterparty	580,234	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	9,026	—	—	6,711
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	10,242,658	30,503,495	486,016	4,709,099	6,911,254	529,235
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	677	—	—	112
Prepaid expenses	2,408	6,381	39	504	1,065	79
Total Assets	153,974,334	380,233,914	2,945,528	34,977,352	123,998,731	5,199,124
LIABILITIES:
Cash overdraft	22,770	—	—	—	—	—
Payable for investments purchased	—	482,675	11,562	—	—	—
Payable for capital shares redeemed	8,541,031	—	—	—	—	—
Advisory fees payable	95,893	261,295	—	12,954	64,734	—
Management Services fees payable	13,885	35,823	—	2,901	9,683	—
Custodian fees payable	7,871	12,915	823	1,416	5,979	1,234
Administration fees payable	11,760	16,880	2,217	6,187	10,484	2,060
Trustee fees payable	828	2,303	15	179	466	29
Licensing and listing fees payable	26,495	59,564	—	4,802	12,042	—
Professional fees payable	16,387	19,905	13,928	14,271	14,883	13,961
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	11,785,060	—	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	41,456	41,286	759	7,365	15,098	1,431
Total Liabilities	8,778,376	12,717,706	29,304	50,075	133,369	18,715
NET ASSETS	$145,195,958	$367,516,208	$2,916,224	$34,927,277	$123,865,362	$5,180,409
NET ASSETS CONSIST OF:
Paid in Capital	$89,933,522	$247,903,397	$4,041,460	$47,348,702	$106,509,481	$3,707,990
Accumulated undistributed net investment income (loss)	858,453	2,522,992	7,061	103,808	(43,821)	54,330
Accumulated net realized gains (losses) on investments	45,581,453	85,493,164	(1,893,075)	(18,632,816)	5,655,119	520,562
Net unrealized appreciation (depreciation) on:
Investments	(1,420,128)	12,878,220	274,762	1,398,484	4,833,329	368,292
Futures contracts	—	—	—	—	—	—
Swap agreements	10,242,658	18,718,435	486,016	4,709,099	6,911,254	529,235
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$145,195,958	$367,516,208	$2,916,224	$34,927,277	$123,865,362	$5,180,409
Shares (unlimited number of shares authorized, no par value)	2,550,000	4,679,372	50,000	825,000	1,500,000	75,000
Net Asset Value	$56.94	$78.54	$58.32	$42.34	$82.58	$69.07

See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 199

	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$13,791,199	$8,441,858	$4,211,304	$37,170,146	$6,161,056	$881,022
Securities, at value	10,791,563	7,814,948	1,237,040	16,477,895	1,573,199	87,133
Repurchase Agreements, at value	2,499,967	709,766	2,974,264	20,692,251	4,587,857	793,889
Total Investment Securities	13,291,530	8,524,714	4,211,304	37,170,146	6,161,056	881,022
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	540,711	171,848	557,019	—
Dividends and interest receivable	69,353	5,565	—	2,580	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	23,065	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	6,338	—	—	6,700
Reclaims receivable	—	2	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,723,058	885,454	3,986,396	247,176	2,629,726	936,083
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	207	—	—	—	—
Prepaid expenses	242	46	219	702	198	73
Total Assets	15,107,248	9,415,988	8,744,968	37,592,452	9,347,999	1,823,878
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	3,040	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	226	11,173	—	20,342	1,029	—
Management Services fees payable	1,567	586	—	3,260	817	—
Custodian fees payable	1,475	5,391	301	717	221	66
Administration fees payable	4,100	1,013	969	2,310	363	340
Trustee fees payable	126	21	74	184	48	23
Licensing and listing fees payable	1,948	—	3,421	3,421	802	3,421
Professional fees payable	14,166	14,048	14,057	14,281	13,825	13,949
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	391,798	34,772	—	1,032,801	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	3,917	2,526	1,316	4,444	1,079	608
Total Liabilities	419,323	72,570	20,138	1,081,760	18,184	18,407
NET ASSETS	$14,687,925	$9,343,418	$8,724,830	$36,510,692	$9,329,815	$1,805,471
NET ASSETS CONSIST OF:
Paid in Capital	$19,448,899	$5,980,218	$4,214,173	$37,927,453	$6,994,681	$1,142,002
Accumulated undistributed net investment income (loss)	79,358	(1,640)	(132,639)	(378,629)	(72,067)	(34,266)
Accumulated net realized gains (losses) on investments	(5,671,923)	2,431,302	656,900	(252,507)	(222,525)	(238,348)
Net unrealized appreciation (depreciation) on:
Investments	(499,669)	82,856	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,331,260	850,682	3,986,396	(785,625)	2,629,726	936,083
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$14,687,925	$9,343,418	$8,724,830	$36,510,692	$9,329,815	$1,805,471
Shares (unlimited number of shares authorized, no par value)	225,000	100,001	100,000	500,000	250,000	50,000
Net Asset Value	$65.28	$93.43	$87.25	$73.02	$37.32	$36.11

See accompanying notes to the financial statements.

200 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

	Ultra MSCI Brazil Capped	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$9,901,560	$41,790,730	$37,180,135	$3,722,998	$1,199,137,252	$19,881,885
Securities, at value	2,698,898	16,630,296	11,367,279	1,043,531	983,771,410	15,662,712
Repurchase Agreements, at value	7,202,662	25,160,434	25,812,856	2,679,467	190,280,165	3,472,943
Total Investment Securities	9,901,560	41,790,730	37,180,135	3,722,998	1,174,051,575	19,135,655
Cash	—	—	—	—	1,747	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	37,124	16,875
Segregated cash balances with custodian for swap agreements	2,141,962	1,394,067	4,393,059	80,059	—	—
Dividends and interest receivable	—	—	—	—	3,603,887	87,578
Receivable for investments sold	—	—	—	—	55,082,616	759,382
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	24,803,047	—
Receivable from Advisor	1,227	—	—	5,263	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	231,180	1,191,380	5,700,104	784,883	—	429,887
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	—	—	—	—
Prepaid expenses	218	682	372	104	—	514
Total Assets	12,276,147	44,376,859	47,273,670	4,593,307	1,257,579,996	20,429,891
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	57,689,260	756,541
Payable for capital shares redeemed	—	—	—	—	8,266,131	—
Advisory fees payable	—	20,863	27,299	—	653,783	4,662
Management Services fees payable	—	3,638	3,403	—	90,372	1,784
Custodian fees payable	267	799	388	72	9,597	2,103
Administration fees payable	1,069	2,643	1,833	295	21,887	3,771
Trustee fees payable	72	212	164	30	49	189
Licensing and listing fees payable	3,421	4,654	3,421	3,421	33,337	733
Professional fees payable	13,901	14,348	14,257	13,817	13,023	14,323
Payable for variation margin on futures contracts	—	—	—	—	6,041	2,344
Unrealized depreciation on swap agreements	3,695,186	5,119,979	3,201,590	29,405	56,762,200	973,147
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	2,183	4,440	5,084	699	54,633	1,790
Total Liabilities	3,716,099	5,171,576	3,257,439	47,739	123,600,313	1,761,387
NET ASSETS	$8,560,048	$39,205,283	$44,016,231	$4,545,568	$1,133,979,683	$18,668,504
NET ASSETS CONSIST OF:
Paid in Capital	$17,469,253	$47,160,669	$43,188,026	$4,026,285	$1,223,631,048	$11,668,275
Accumulated undistributed net investment income (loss)	(148,403)	(401,428)	(259,758)	(35,349)	(198,648)	90,453
Accumulated net realized gains (losses) on investments	(5,296,796)	(3,625,359)	(1,410,551)	(200,846)	(7,599,157)	8,202,241
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	(25,085,677)	(746,230)
Futures contracts	—	—	—	—	(5,683)	(2,975)
Swap agreements	(3,464,006)	(3,928,599)	2,498,514	755,478	(56,762,200)	(543,260)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$8,560,048	$39,205,283	$44,016,231	$4,545,568	$1,133,979,683	$18,668,504
Shares (unlimited number of shares authorized, no par value)	149,948	800,000	600,000	100,000	20,700,000	300,000
Net Asset Value	$57.09	$49.01	$73.36	$45.46	$54.78	$62.23
See accompanying notes to the financial statements.

May 31, 2013 :: Statements of Assets and Liabilities :: ProShares Trust :: 201

	Ultra High Yield	Ultra Investment Grade Corporate	30 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$4,134,113	$5,174,433	$3,651,395	$4,044,444	$1,658,170	$1,249,338
Securities, at value	2,003,802	1,500,054	3,136,012	3,370,560	1,373,761	996,333
Repurchase Agreements, at value	2,123,976	3,668,321	139,314	527,713	217,392	244,451
Total Investment Securities	4,127,778	5,168,375	3,275,326	3,898,273	1,591,153	1,240,784
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	440,054	310,040	440,000	—	270,000	260,000
Dividends and interest receivable	—	—	6,198	29,400	626	736
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	292	—	—	—	—	—
Receivable from Advisor	5,590	4,820	9,569	9,436	11,771	11,723
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	709,119	93,421	76,628	77,465	133,937	572,162
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid licensing and listing fees	—	—	—	—	—	—
Prepaid expenses	90	103	67	61	25	23
Total Assets	5,282,923	5,576,759	3,807,788	4,014,635	2,007,512	2,085,428
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	58,111	—	—
Payable for capital shares redeemed	2,667,391	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	117	211	202	268	563	532
Administration fees payable	532	370	7,898	7,899	7,898	7,899
Trustee fees payable	30	33	23	22	11	11
Licensing and listing fees payable	4,253	2,207	4,940	4,993	452	570
Professional fees payable	13,965	13,969	13,947	13,946	13,920	13,920
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	200,194	—	46,746	165,472	24,088
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	429	681	437	365	365	345
Total Liabilities	2,686,717	217,665	27,447	132,350	188,681	47,365
NET ASSETS	$2,596,206	$5,359,094	$3,780,341	$3,882,285	$1,818,831	$2,038,063
NET ASSETS CONSIST OF:
Paid in Capital	$1,734,067	$4,472,891	$4,004,040	$4,004,040	$1,987,778	$2,140,537
Accumulated undistributed net investment income (loss)	(56,057)	(52,987)	17,991	15,205	(14,636)	880
Accumulated net realized gains (losses) on investments	215,412	1,052,021	57,751	(21,508)	(55,759)	(642,874)
Net unrealized appreciation (depreciation) on:
Investments	(6,335)	(6,058)	(376,069)	(146,171)	(67,017)	(8,554)
Futures contracts	—	—	—	—	—	—
Swap agreements	709,119	(106,773)	76,628	30,719	(31,535)	548,074
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,596,206	$5,359,094	$3,780,341	$3,882,285	$1,818,831	$2,038,063
Shares (unlimited number of shares authorized, no par value)	50,000	100,000	100,001	100,001	50,001	50,001
Net Asset Value	$51.92	$53.59	$37.80	$38.82	$36.38	$40.76

See accompanying notes to the financial statements.

202 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2013

Statements of Operations

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 203

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	High Yield- Interest Rate Hedged	Global Listed Private Equity ETF	Hedge Replication ETF	Large Cap Core Plus
	Year Ended May 31, 2013	Year Ended May 31, 2013	May 21, 2013* through May 31, 2013	February 26, 2013* through May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$66,748	$149,765	$1,884,818
Interest	140,624	55,631	32,374	2	16,227	3,181
Foreign withholding tax on dividends	—	—	—	(2,854)	(73)	—
Total Investment Income	140,624	55,631	32,374	63,896	165,919	1,887,999
EXPENSES:
Advisory fees (Note 4)	37,862	14,378	3,277	6,521	217,335	678,164
Management Services fees (Note 4)	10,818	4,108	655	1,304	28,978	90,421
Professional fees	14,546	15,350	13,603	13,519	17,634	19,748
Administration fees (Note 5)	18,974	36,924	1,008	2,007	85,494	114,272
Custodian fees (Note 6)	4,061	—	500	3,000	11,690	26,146
Printing and Shareholder reports	4,920	7,273	5,000	5,000	6,297	17,103
Licensing and listing fees (Note 7)	14,281	38,562	11,781	25,452	96,904	22,861
Trustees fees (Note 8)	227	110	274	25	676	2,388
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,901	2,393	2,480	1,458	8,261	13,370
Total Gross Expenses before fees waived and/or reimbursed	109,590	119,098	38,578	58,286	473,269	984,473
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(71,651)	(100,580)	(35,304)	(50,457)	(197,656)	(300,763)
Total Net Expenses	37,939	18,518	3,274	7,829	275,613	683,710
Net Investment Income (Loss)	102,685	37,113	29,100	56,067	(109,694)	1,204,289
NET REALIZED GAIN (LOSS) ON:
Investments	16,905	75,949	—	25	(45,507)	3,741,122
Futures contracts	—	—	149,803	—	40,573	—
Swap agreements	—	—	—	—	227,348	(681,661)
In-kind redemptions of investments	166,101	—	—	—	—	2,089,461
Foreign currency transactions	—	2,414	—	(298)	—	—
Net realized gain (loss)	183,006	78,363	149,803	(273)	222,414	5,148,922
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	32,719	98,099	(427,201)	89,425	933,634	15,949,980
Futures contracts	—	—	27,825	—	(84,253)	—
Swap agreements	—	—	—	—	320,174	2,156,501
Foreign currency translations	—	2,729	—	(74)	—	—
Change in net unrealized appreciation/depreciation	32,719	100,828	(399,376)	89,351	1,169,555	18,106,481
Net realized and unrealized gain (loss)	215,725	179,191	(249,573)	89,078	1,391,969	23,255,403
Change in Net Assets Resulting from Operations	$318,410	$216,304	$(220,473)	$145,145	$1,282,275	$24,459,692

*Commencement of investment operations.

See accompanying notes to the financial statements.

204 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	Merger ETF	RAFI® Long/Short	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
	December 11, 2012* through May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$65,104	$340,764	$—	$—	$—	$—
Interest	2,211	1,842	1,560,378	207,393	228,635	21,767
Foreign withholding tax on dividends	(10,006)	—	—	—	—	—
Total Investment Income	57,309	342,606	1,560,378	207,393	228,635	21,767
EXPENSES:
Advisory fees (Note 4)	16,813	124,344	13,890,035	1,684,155	1,976,707	191,650
Management Services fees (Note 4)	2,242	16,579	1,851,983	224,551	263,558	25,553
Professional fees	13,554	17,257	78,671	24,076	25,151	17,625
Administration fees (Note 5)	3,470	95,524	230,461	102,505	111,828	56,804
Custodian fees (Note 6)	9,293	4,440	160,291	23,221	26,818	3,625
Printing and Shareholder reports	5,000	4,358	195,021	30,721	63,051	6,988
Licensing and listing fees (Note 7)	42,794	9,777	13,615	231,086	111,960	8,747
Trustees fees (Note 8)	101	419	51,534	6,246	7,271	715
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,333	5,719	183,481	20,036	29,207	6,265
Total Gross Expenses before fees waived and/or reimbursed	95,600	278,417	16,655,092	2,346,597	2,615,551	317,972
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(78,786)	(120,648)	—	(210,803)	(109,379)	(75,017)
Total Net Expenses	16,814	157,769	16,655,092	2,135,794	2,506,172	242,955
Net Investment Income (Loss)	40,495	184,837	(15,094,714)	(1,928,401)	(2,277,537)	(221,188)
NET REALIZED GAIN (LOSS) ON:
Investments	(134,485)	851,938	—	3,538	698	278
Futures contracts	—	—	(39,410,069)	(3,799,102)	(3,390,895)	(551,815)
Swap agreements	—	(1,662,305)	(394,878,941)	(15,564,806)	(21,413,931)	(5,342,587)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	23,181	—	—	—	—	—
Net realized gain (loss)	(111,304)	(810,367)	(434,289,010)	(19,360,370)	(24,804,128)	(5,894,124)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	126,168	5,050,770	—	—	—	—
Futures contracts	—	—	(11,243,356)	(2,415,810)	(2,983,240)	(215,161)
Swap agreements	(266,223)	(1,567,930)	(28,931,089)	(21,686,585)	(34,564,587)	(932,343)
Foreign currency translations	21,119	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(118,936)	3,482,840	(40,174,445)	(24,102,395)	(37,547,827)	(1,147,504)
Net realized and unrealized gain (loss)	(230,240)	2,672,473	(474,463,455)	(43,462,765)	(62,351,955)	(7,041,628)
Change in Net Assets Resulting from Operations	$(189,745)	$2,857,310	$(489,558,169)	$(45,391,166)	$(64,629,492)	$(7,262,816)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 205

	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	376,983	19,004	1,357	1,519,566	392,366	273,708
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	376,983	19,004	1,357	1,519,566	392,366	273,708
EXPENSES:
Advisory fees (Note 4)	3,208,237	261,798	10,076	14,159,785	3,327,064	2,137,050
Management Services fees (Note 4)	427,760	34,906	1,344	1,887,950	443,603	284,937
Professional fees	29,837	18,176	16,765	112,940	41,374	30,944
Administration fees (Note 5)	144,619	59,975	56,801	231,424	147,293	116,206
Custodian fees (Note 6)	43,999	1,653	349	162,640	27,275	29,260
Printing and Shareholder reports	77,762	3,114	889	188,639	66,850	56,780
Licensing and listing fees (Note 7)	412,263	6,761	11,225	9,294	447,205	117,279
Trustees fees (Note 8)	11,332	852	39	53,236	12,880	7,857
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	39,290	17,133	3,767	236,003	49,748	35,614
Total Gross Expenses before fees waived and/or reimbursed	4,395,099	404,368	101,255	17,041,911	4,563,292	2,815,927
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(327,982)	(72,938)	(88,489)	—	(347,112)	(108,215)
Total Net Expenses	4,067,117	331,430	12,766	17,041,911	4,216,180	2,707,712
Net Investment Income (Loss)	(3,690,134)	(312,426)	(11,409)	(15,522,345)	(3,823,814)	(2,434,004)
NET REALIZED GAIN (LOSS) ON:
Investments	(169)	90	4	1	99	283
Futures contracts	(8,715,563)	—	—	(40,483,612)	(9,028,247)	(5,954,911)
Swap agreements	(55,559,457)	(11,429,638)	(633,029)	(827,984,556)	(79,622,625)	(81,899,866)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(64,275,189)	(11,429,548)	(633,025)	(868,468,167)	(88,650,773)	(87,854,494)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(5,228,089)	—	—	(16,392,421)	(5,289,791)	(2,726,304)
Swap agreements	(64,999,167)	(4,640,021)	(96,020)	(65,718,630)	(91,233,115)	(40,274,273)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(70,227,256)	(4,640,021)	(96,020)	(82,111,051)	(96,522,906)	(43,000,577)
Net realized and unrealized gain (loss)	(134,502,445)	(16,069,569)	(729,045)	(950,579,218)	(185,173,679)	(130,855,071)
Change in Net Assets Resulting from Operations	$(138,192,579)	$(16,381,995)	$(740,454)	$(966,101,563)	$(188,997,493)	$(133,289,075)

See accompanying notes to the financial statements.

206 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	25,981	305,659	9,977	453,550	161,180	85,277
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	25,981	305,659	9,977	453,550	161,180	85,277
EXPENSES:
Advisory fees (Note 4)	210,363	2,382,495	86,862	3,964,326	1,244,248	702,290
Management Services fees (Note 4)	28,048	317,662	11,581	528,571	165,898	93,638
Professional fees	18,160	33,737	17,354	36,874	22,693	20,091
Administration fees (Note 5)	56,806	122,765	56,804	161,103	88,216	69,548
Custodian fees (Note 6)	—	27,084	1,370	53,192	21,138	12,888
Printing and Shareholder reports	8,540	81,495	4,557	53,688	12,730	18,965
Licensing and listing fees (Note 7)	6,089	307,670	6,761	16,296	185,142	47,136
Trustees fees (Note 8)	874	8,756	361	14,678	4,375	2,500
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,215	46,706	4,486	89,324	38,292	19,682
Total Gross Expenses before fees waived and/or reimbursed	334,095	3,328,370	190,136	4,918,052	1,782,732	986,738
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(67,617)	(311,491)	(80,077)	—	(207,185)	(97,767)
Total Net Expenses	266,478	3,016,879	110,059	4,918,052	1,575,547	888,971
Net Investment Income (Loss)	(240,497)	(2,711,220)	(100,082)	(4,464,502)	(1,414,367)	(803,694)
NET REALIZED GAIN (LOSS) ON:
Investments	371	965	41	344	19	(17)
Futures contracts	(999,419)	(10,291,357)	—	(22,249,551)	(4,781,436)	(2,798,540)
Swap agreements	(12,251,631)	(146,034,572)	(4,875,116)	(241,338,173)	(63,711,195)	(40,552,387)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(13,250,679)	(156,324,964)	(4,875,075)	(263,587,380)	(68,492,612)	(43,350,944)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(241,484)	(2,832,732)	—	(3,503,284)	(2,083,126)	(811,541)
Swap agreements	(4,640,229)	(51,744,173)	(2,306,185)	(135,753,737)	(31,813,668)	(22,241,706)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(4,881,713)	(54,576,905)	(2,306,185)	(139,257,021)	(33,896,794)	(23,053,247)
Net realized and unrealized gain (loss)	(18,132,392)	(210,901,869)	(7,181,260)	(402,844,401)	(102,389,406)	(66,404,191)
Change in Net Assets Resulting from Operations	$(18,372,889)	$(213,613,089)	$(7,281,342)	$(407,308,903)	$(103,803,773)	$(67,207,885)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 207

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	6,913	66,997	1,412	1,781	1,205	1,655
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	6,913	66,997	1,412	1,781	1,205	1,655
EXPENSES:
Advisory fees (Note 4)	59,947	503,875	10,670	17,135	9,038	13,362
Management Services fees (Note 4)	7,993	67,183	1,423	2,285	1,205	1,782
Professional fees	16,986	19,556	16,786	16,849	16,764	16,792
Administration fees (Note 5)	56,802	61,799	56,801	56,801	56,801	56,801
Custodian fees (Note 6)	2,874	10,681	154	441	422	460
Printing and Shareholder reports	2,471	13,202	638	1,313	815	1,122
Licensing and listing fees (Note 7)	12,197	73,503	4,138	6,350	6,622	7,101
Trustees fees (Note 8)	221	1,909	41	62	35	51
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,378	14,100	3,618	3,967	3,602	3,647
Total Gross Expenses before fees waived and/or reimbursed	163,869	765,808	94,269	105,203	95,304	101,118
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(87,989)	(128,239)	(80,754)	(83,499)	(83,855)	(84,188)
Total Net Expenses	75,880	637,569	13,515	21,704	11,449	16,930
Net Investment Income (Loss)	(68,967)	(570,572)	(12,103)	(19,923)	(10,244)	(15,275)
NET REALIZED GAIN (LOSS) ON:
Investments	(1)	735	—	—	—	—
Futures contracts	(444,997)	(2,368,074)	—	—	—	—
Swap agreements	(6,762,784)	(52,804,707)	(569,050)	(521,166)	(368,903)	(399,461)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(7,207,782)	(55,172,046)	(569,050)	(521,166)	(368,903)	(399,461)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(114,547)	(654,173)	—	—	—	—
Swap agreements	(10,407)	(6,900,950)	(315,780)	(581,940)	(400,864)	(528,896)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(124,954)	(7,555,123)	(315,780)	(581,940)	(400,864)	(528,896)
Net realized and unrealized gain (loss)	(7,332,736)	(62,727,169)	(884,830)	(1,103,106)	(769,767)	(928,357)
Change in Net Assets Resulting from Operations	$(7,401,703)	$(63,297,741)	$(896,933)	$(1,123,029)	$(780,011)	$(943,632)

See accompanying notes to the financial statements.

208 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,975	6,194	7,013	62,929	4,425	22,216
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,975	6,194	7,013	62,929	4,425	22,216
EXPENSES:
Advisory fees (Note 4)	28,699	49,230	59,750	536,457	37,322	190,418
Management Services fees (Note 4)	3,826	6,564	7,966	71,527	4,976	25,389
Professional fees	16,902	17,124	16,951	19,765	16,891	17,511
Administration fees (Note 5)	56,801	56,801	56,801	63,565	56,801	56,804
Custodian fees (Note 6)	600	702	1,141	6,403	1,041	2,704
Printing and Shareholder reports	2,110	5,013	3,754	29,605	2,037	16,485
Licensing and listing fees (Note 7)	7,779	10,892	13,168	32,611	5,991	20,137
Trustees fees (Note 8)	111	215	223	2,187	148	738
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,829	4,295	4,103	10,156	3,969	5,775
Total Gross Expenses before fees waived and/or reimbursed	120,657	150,836	163,857	772,276	129,176	335,961
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(84,304)	(88,482)	(88,078)	(92,135)	(81,862)	(94,489)
Total Net Expenses	36,353	62,354	75,779	680,141	47,314	241,472
Net Investment Income (Loss)	(32,378)	(56,160)	(68,766)	(617,212)	(42,889)	(219,256)
NET REALIZED GAIN (LOSS) ON:
Investments	5	—	18	551	(37)	20
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,190,944)	(2,219,560)	(342,944)	(11,943,917)	(384,050)	(2,639,383)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(1,190,939)	(2,219,560)	(342,926)	(11,943,366)	(384,087)	(2,639,363)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,217,099)	(2,020,239)	(1,199,983)	(13,565,053)	(1,132,904)	(2,513,836)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(1,217,099)	(2,020,239)	(1,199,983)	(13,565,053)	(1,132,904)	(2,513,836)
Net realized and unrealized gain (loss)	(2,408,038)	(4,239,799)	(1,542,909)	(25,508,419)	(1,516,991)	(5,153,199)
Change in Net Assets Resulting from Operations	$(2,440,416)	$(4,295,959)	$(1,611,675)	$(26,125,631)	$(1,559,880)	$(5,372,455)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 209

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,819	33,247	4,954	2,155	6,659	163,041
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,819	33,247	4,954	2,155	6,659	163,041
EXPENSES:
Advisory fees (Note 4)	29,138	309,026	37,171	20,889	54,551	1,368,409
Management Services fees (Note 4)	3,885	41,203	4,956	2,785	7,273	182,452
Professional fees	16,898	19,438	16,856	16,887	17,178	26,857
Administration fees (Note 5)	56,801	56,781	56,801	56,802	56,801	92,339
Custodian fees (Note 6)	497	3,334	934	527	938	15,567
Printing and Shareholder reports	687	—	1,135	1,995	5,112	56,924
Licensing and listing fees (Note 7)	10,935	22,276	21,548	6,909	8,704	79,077
Trustees fees (Note 8)	118	1,296	121	71	216	5,691
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,976	5,302	4,687	4,228	4,392	20,728
Total Gross Expenses before fees waived and/or reimbursed	122,935	458,656	144,209	111,093	155,165	1,848,044
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(85,983)	(67,083)	(97,176)	(84,630)	(86,065)	(115,102)
Total Net Expenses	36,952	391,573	47,033	26,463	69,100	1,732,942
Net Investment Income (Loss)	(33,133)	(358,326)	(42,079)	(24,308)	(62,441)	(1,569,901)
NET REALIZED GAIN (LOSS) ON:
Investments	15	94	17	12	47	1,521
Futures contracts	—	—	—	—	—	—
Swap agreements	(243,559)	(5,108,311)	(3,254,068)	(951,590)	(4,364,550)	(83,831,034)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(243,544)	(5,108,217)	(3,254,051)	(951,578)	(4,364,503)	(83,829,513)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(653,039)	(13,889,344)	(1,128,427)	(313,495)	(72,217)	(49,429,048)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(653,039)	(13,889,344)	(1,128,427)	(313,495)	(72,217)	(49,429,048)
Net realized and unrealized gain (loss)	(896,583)	(18,997,561)	(4,382,478)	(1,265,073)	(4,436,720)	(133,258,561)
Change in Net Assets Resulting from Operations	$(929,716)	$(19,355,887)	$(4,424,557)	$(1,289,381)	$(4,499,161)	$(134,828,462)

See accompanying notes to the financial statements.

210 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,513	6,167	53,909	110,020	8,876	8,921
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	4,513	6,167	53,909	110,020	8,876	8,921
EXPENSES:
Advisory fees (Note 4)	34,221	47,106	524,733	816,831	88,521	79,132
Management Services fees (Note 4)	4,563	6,281	69,964	108,910	11,803	10,551
Professional fees	16,858	16,993	20,428	22,860	17,430	17,299
Administration fees (Note 5)	56,801	56,801	62,731	73,600	56,800	56,800
Custodian fees (Note 6)	771	764	6,536	9,455	1,319	1,358
Printing and Shareholder reports	1,500	3,216	26,335	63,243	3,440	5,361
Licensing and listing fees (Note 7)	7,620	8,307	33,781	48,779	10,516	10,015
Trustees fees (Note 8)	117	165	1,905	3,082	350	313
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,233	4,192	12,952	12,603	4,885	4,368
Total Gross Expenses before fees waived and/or reimbursed	126,684	143,825	759,365	1,159,363	195,064	185,197
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(83,343)	(84,155)	(94,716)	(123,948)	(82,890)	(84,864)
Total Net Expenses	43,341	59,670	664,649	1,035,415	112,174	100,333
Net Investment Income (Loss)	(38,828)	(53,503)	(610,740)	(925,395)	(103,298)	(91,412)
NET REALIZED GAIN (LOSS) ON:
Investments	—	26	128	412	(24)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,718,448)	(2,597,335)	(13,238,615)	(46,804,963)	1,237,332	(342,942)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(1,718,448)	(2,597,309)	(13,238,487)	(46,804,551)	1,237,308	(342,942)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,237,606)	(1,352,896)	(23,716,262)	3,768,944	(6,425,357)	(2,340,263)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(1,237,606)	(1,352,896)	(23,716,262)	3,768,944	(6,425,357)	(2,340,263)
Net realized and unrealized gain (loss)	(2,956,054)	(3,950,205)	(36,954,749)	(43,035,607)	(5,188,049)	(2,683,205)
Change in Net Assets Resulting from Operations	$(2,994,882)	$(4,003,708)	$(37,565,489)	$(43,961,002)	$(5,291,347)	$(2,774,617)
See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 211

	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25
	Year Ended May 31, 2013	Year Ended May 31, 2013	July 10, 2012* through May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,882	2,641	1,986	158,715	233,289	8,980
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,882	2,641	1,986	158,715	233,289	8,980
EXPENSES:
Advisory fees (Note 4)	14,215	20,358	14,852	1,216,522	1,891,510	65,328
Management Services fees (Note 4)	1,895	2,714	1,980	162,201	252,198	8,710
Professional fees	16,778	16,823	17,320	23,218	25,965	16,984
Administration fees (Note 5)	56,801	56,802	2,479	87,287	108,932	56,801
Custodian fees (Note 6)	594	391	388	14,747	24,304	1,050
Printing and Shareholder reports	988	1,425	6,000	60,711	19,022	3,102
Licensing and listing fees (Note 7)	5,813	6,881	17,196	84,345	151,629	17,765
Trustees fees (Note 8)	54	74	48	5,083	6,916	260
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,654	3,833	3,766	17,117	24,145	4,285
Total Gross Expenses before fees waived and/or reimbursed	100,792	109,301	64,029	1,671,231	2,504,621	174,285
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(82,775)	(83,487)	(45,243)	(129,054)	(105,816)	(91,438)
Total Net Expenses	18,017	25,814	18,786	1,542,177	2,398,805	82,847
Net Investment Income (Loss)	(16,135)	(23,173)	(16,800)	(1,383,462)	(2,165,516)	(73,867)
NET REALIZED GAIN (LOSS) ON:
Investments	—	5	—	3,103	1,732	77
Futures contracts	—	—	—	—	—	—
Swap agreements	(364,249)	(1,007,647)	(1,710,808)	(23,490,408)	(48,110,256)	(2,938,781)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(364,249)	(1,007,642)	(1,710,808)	(23,487,305)	(48,108,524)	(2,938,704)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(461,709)	433,527	(468,231)	(30,508,543)	4,370,970	829,849
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(461,709)	433,527	(468,231)	(30,508,543)	4,370,970	829,849
Net realized and unrealized gain (loss)	(825,958)	(574,115)	(2,179,039)	(53,995,848)	(43,737,554)	(2,108,855)
Change in Net Assets Resulting from Operations	$(842,093)	$(597,288)	$(2,195,839)	$(55,379,310)	$(45,903,070)	$(2,182,722)

*Commencement of investment operations.

See accompanying notes to the financial statements.

212 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 25
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	16,091	77,206	175,106	2,146	15,326	128,107
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	16,091	77,206	175,106	2,146	15,326	128,107
EXPENSES:
Advisory fees (Note 4)	97,285	556,811	1,009,557	14,107	119,882	1,116,506
Management Services fees (Note 4)	12,971	74,241	134,606	1,881	15,984	148,866
Professional fees	17,414	20,651	21,446	16,827	17,435	23,625
Administration fees (Note 5)	43,409	63,925	79,877	56,801	56,808	83,960
Custodian fees (Note 6)	1,330	9,109	16,227	235	1,536	14,457
Printing and Shareholder reports	—	10,946	72,269	608	3,073	35,092
Licensing and listing fees (Note 7)	29,501	65,630	108,040	33,513	33,911	121,888
Trustees fees (Note 8)	410	2,153	4,008	55	442	4,336
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	—	9,303	15,310	3,655	4,656	16,229
Total Gross Expenses before fees waived and/or reimbursed	202,320	812,769	1,461,340	127,682	253,727	1,564,959
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(79,096)	(107,216)	(183,551)	(109,807)	(101,697)	(149,965)
Total Net Expenses	123,224	705,553	1,277,789	17,875	152,030	1,414,994
Net Investment Income (Loss)	(107,133)	(628,347)	(1,102,683)	(15,729)	(136,704)	(1,286,887)
NET REALIZED GAIN (LOSS) ON:
Investments	106	1,528	5,066	—	38	730
Futures contracts	—	—	—	—	—	—
Swap agreements	(5,492,949)	(28,618,880)	(120,885,275)	(1,474,641)	(1,106,532)	(18,836,346)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(5,492,843)	(28,617,352)	(120,880,209)	(1,474,641)	(1,106,494)	(18,835,616)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,876,351)	(13,446,837)	(13,554,902)	435,258	(1,303,535)	(46,453,361)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(3,876,351)	(13,446,837)	(13,554,902)	435,258	(1,303,535)	(46,453,361)
Net realized and unrealized gain (loss)	(9,369,194)	(42,064,189)	(134,435,111)	(1,039,383)	(2,410,029)	(65,288,977)
Change in Net Assets Resulting from Operations	$(9,476,327)	$(42,692,536)	$(135,537,794)	$(1,055,112)	$(2,546,733)	$(66,575,864)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 213

	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	8,697	1,781	15,060	812,938	34,338	3,240
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	8,697	1,781	15,060	812,938	34,338	3,240
EXPENSES:
Advisory fees (Note 4)	73,052	13,942	142,840	6,510,795	307,318	29,809
Management Services fees (Note 4)	9,740	1,859	19,045	868,096	40,975	3,975
Professional fees	17,462	16,795	17,304	43,212	18,046	16,804
Administration fees (Note 5)	56,803	56,801	56,801	195,662	56,817	56,791
Custodian fees (Note 6)	752	204	3,239	75,593	3,626	527
Printing and Shareholder reports	3,120	717	3,410	122,258	8,465	735
Licensing and listing fees (Note 7)	33,382	33,858	17,142	337,049	46,541	30,431
Trustees fees (Note 8)	287	52	484	22,279	1,087	99
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,564	3,720	6,254	86,765	7,022	3,762
Total Gross Expenses before fees waived and/or reimbursed	199,162	127,948	266,519	8,261,709	489,897	142,933
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(106,613)	(110,278)	(85,356)	(1,300)	(100,222)	(105,121)
Total Net Expenses	92,549	17,670	181,163	8,260,409	389,675	37,812
Net Investment Income (Loss)	(83,852)	(15,889)	(166,103)	(7,447,471)	(355,337)	(34,572)
NET REALIZED GAIN (LOSS) ON:
Investments	46	11	—	—	363	50
Futures contracts	—	—	(9,413)	(709,394)	—	—
Swap agreements	57,644	(850,947)	(736,198)	(139,090,262)	(5,119,871)	(583,457)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	57,690	(850,936)	(745,611)	(139,799,656)	(5,119,508)	(583,407)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	1,244	377,807	—	—
Swap agreements	(5,004,854)	157,513	999,121	190,706,690	(1,219,173)	373,820
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(5,004,854)	157,513	1,000,365	191,084,497	(1,219,173)	373,820
Net realized and unrealized gain (loss)	(4,947,164)	(693,423)	254,754	51,284,841	(6,338,681)	(209,587)
Change in Net Assets Resulting from Operations	$(5,031,016)	$(709,312)	$88,651	$43,837,370	$(6,694,018)	$(244,159)

See accompanying notes to the financial statements.

214 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra Russell3000
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$30,012
Interest	4,256	302,326	3,235,098	3,700	19,456	2,059
Foreign withholding tax on dividends	—	—	—	—	—	(17)
Total Investment Income	4,256	302,326	3,235,098	3,700	19,456	32,054
EXPENSES:
Advisory fees (Note 4)	36,011	2,284,161	23,530,452	33,436	201,608	37,336
Management Services fees (Note 4)	4,801	304,551	3,137,358	4,458	26,881	4,978
Professional fees	16,875	31,104	172,436	16,849	13,721	16,964
Administration fees (Note 5)	56,801	120,140	262,624	56,801	30,159	104,211
Custodian fees (Note 6)	441	28,273	261,643	612	3,549	47,491
Printing and Shareholder reports	1,547	45,480	223,607	866	—	596
Licensing and listing fees (Note 7)	11,800	108,301	1,172,245	11,698	20,081	14,587
Trustees fees (Note 8)	125	8,550	82,329	99	560	143
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,851	28,279	291,096	3,999	8,796	3,897
Total Gross Expenses before fees waived and/or reimbursed	132,252	2,958,839	29,133,790	128,818	305,355	230,203
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(86,567)	(60,804)	—	(86,399)	(49,571)	(182,776)
Total Net Expenses	45,685	2,898,035	29,133,790	42,419	255,784	47,427
Net Investment Income (Loss)	(41,429)	(2,595,709)	(25,898,692)	(38,719)	(236,328)	(15,373)
NET REALIZED GAIN (LOSS) ON:
Investments	—	143	(3,700)	657	—	(32,986)
Futures contracts	—	(462,328)	5,974,029	—	26,214	—
Swap agreements	—	(22,157,567)	(898,042,120)	(610,548)	(3,253,801)	1,403,841
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	(22,619,752)	(892,071,791)	(609,891)	(3,227,587)	1,370,855
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	374,989
Futures contracts	—	164,102	2,166,501	—	—	—
Swap agreements	(27,340)	26,067,383	1,288,876,505	910,864	9,849,007	590,800
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(27,340)	26,231,485	1,291,043,006	910,864	9,849,007	965,789
Net realized and unrealized gain (loss)	(27,340)	3,611,733	398,971,215	300,973	6,621,420	2,336,644
Change in Net Assets Resulting from Operations	$(68,769)	$1,016,024	$373,072,523	$262,254	$6,385,092	$2,321,271

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 215

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$21,081,819	$8,014,808	$2,877,865	$2,915,200	$3,446,349	$141,815
Interest	432,124	83,031	79,959	129,143	198,949	9,356
Foreign withholding tax on dividends	(8,549)	—	—	—	(3,445)	—
Total Investment Income	21,505,394	8,097,839	2,957,824	3,044,343	3,641,853	151,171
EXPENSES:
Advisory fees (Note 4)	12,049,231	4,594,523	1,639,801	2,600,721	3,980,409	167,856
Management Services fees (Note 4)	1,606,547	612,596	218,638	346,759	530,716	22,381
Professional fees	90,674	41,914	27,397	23,823	36,614	17,986
Administration fees (Note 5)	280,622	225,512	154,743	165,350	200,748	96,122
Custodian fees (Note 6)	190,975	107,604	20,555	51,998	294,888	33,665
Printing and Shareholder reports	76,212	30,051	31,092	22,350	32,316	3,712
Licensing and listing fees (Note 7)	9,794	618,631	95,992	8,748	510,070	6,761
Trustees fees (Note 8)	43,280	16,119	6,071	6,791	12,313	646
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	49,728	—	—
Other fees	163,249	50,453	21,275	26,823	34,856	5,383
Total Gross Expenses before fees waived and/or reimbursed	14,510,584	6,297,403	2,215,564	3,303,091	5,632,930	354,512
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(462,111)	(132,710)	—	(582,849)	(141,261)
Total Net Expenses	14,510,584	5,835,292	2,082,854	3,303,091	5,050,081	213,251
Net Investment Income (Loss)	6,994,810	2,262,547	874,970	(258,748)	(1,408,228)	(62,080)
NET REALIZED GAIN (LOSS) ON:
Investments	(9,218,917)	(16,965,425)	371,189	(937,459)	(36,901,550)	131,562
Futures contracts	7,070,334	(2,868,169)	3,121,835	9,573,805	8,467,540	—
Swap agreements	449,484,505	119,072,622	22,818,869	113,802,969	66,855,580	8,083,275
In-kind redemptions of investments	119,174,369	64,138,492	10,538,839	42,001,807	30,432,217	924,330
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	566,510,291	163,377,520	36,850,732	164,441,122	68,853,787	9,139,167
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	97,206,737	34,266,556	11,536,133	(789,094)	21,224,463	1,364,020
Futures contracts	27,970,681	8,118,145	2,134,590	1,093,005	982,362	—
Swap agreements	35,702,024	4,056,289	44,258,546	7,205,934	32,430,679	1,047,360
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	160,879,442	46,440,990	57,929,269	7,509,845	54,637,504	2,411,380
Net realized and unrealized gain (loss)	727,389,733	209,818,510	94,780,001	171,950,967	123,491,291	11,550,547
Change in Net Assets Resulting from Operations	$734,384,543	$212,081,057	$95,654,971	$171,692,219	$122,083,063	$11,488,467

See accompanying notes to the financial statements.

216 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000	Ultra Russell1000 Value
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$3,119,803	$1,589,212	$605,856	$176,360	$485,330	$65,751
Interest	107,186	67,988	19,599	8,693	27,522	1,979
Foreign withholding tax on dividends	(1,531)	—	—	—	(482)	(83)
Total Investment Income	3,225,458	1,657,200	625,455	185,053	512,370	67,647
EXPENSES:
Advisory fees (Note 4)	2,272,319	1,791,212	380,515	199,649	633,883	43,241
Management Services fees (Note 4)	302,972	238,825	50,735	26,620	84,517	5,765
Professional fees	28,070	24,059	18,705	17,977	19,922	17,036
Administration fees (Note 5)	176,134	159,978	96,088	96,125	121,867	96,351
Custodian fees (Note 6)	156,586	46,997	11,927	19,647	175,640	32,602
Printing and Shareholder reports	15,379	11,787	7,348	4,054	10,558	1,982
Licensing and listing fees (Note 7)	12,330	251,803	29,974	12,197	89,971	10,840
Trustees fees (Note 8)	7,729	5,847	1,427	738	2,373	156
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	25,541	19,937	7,893	5,622	10,276	3,942
Total Gross Expenses before fees waived and/or reimbursed	2,997,060	2,550,445	604,612	382,629	1,149,007	211,915
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(108,655)	(274,876)	(120,937)	(128,869)	(343,289)	(156,978)
Total Net Expenses	2,888,405	2,275,569	483,675	253,760	805,718	54,937
Net Investment Income (Loss)	337,053	(618,369)	141,780	(68,707)	(293,348)	12,710
NET REALIZED GAIN (LOSS) ON:
Investments	(2,884,673)	(4,667,600)	47,164	(131,887)	586,871	29,858
Futures contracts	3,963,678	1,615,711	933,815	621,236	738,529	—
Swap agreements	129,465,693	47,772,135	16,736,206	9,596,633	27,083,748	1,902,193
In-kind redemptions of investments	31,163,421	19,307,935	3,162,447	3,378,010	8,980,063	282,073
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	161,708,119	64,028,181	20,879,632	13,463,992	37,389,211	2,214,124
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	2,556,747	8,252,482	2,934,663	32,116	991,091	347,344
Futures contracts	4,165,703	1,898,846	56,170	192,802	492,346	—
Swap agreements	39,855,957	41,205,156	10,970,800	4,930,914	21,736,671	504,443
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	46,578,407	51,356,484	13,961,633	5,155,832	23,220,108	851,787
Net realized and unrealized gain (loss)	208,286,526	115,384,665	34,841,265	18,619,824	60,609,319	3,065,911
Change in Net Assets Resulting from Operations	$208,623,579	$114,766,296	$34,983,045	$18,551,117	$60,315,971	$3,078,621

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 217

	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$159,282	$51,352	$38,653	$111,629	$64,212	$2,939,308
Interest	4,715	2,933	4,556	3,003	5,273	22,415
Foreign withholding tax on dividends	(18)	(20)	(2)	(147)	(22)	(58,339)
Total Investment Income	163,979	54,265	43,207	114,485	69,463	2,903,384
EXPENSES:
Advisory fees (Note 4)	113,062	50,696	69,373	68,093	93,455	1,165,567
Management Services fees (Note 4)	15,075	6,759	9,250	9,079	12,460	155,407
Professional fees	17,340	17,016	17,176	17,162	17,416	24,979
Administration fees (Note 5)	96,025	95,894	95,654	100,159	99,338	136,030
Custodian fees (Note 6)	23,662	36,543	21,962	84,586	68,266	20,241
Printing and Shareholder reports	2,483	1,673	2,246	2,697	2,989	31,716
Licensing and listing fees (Note 7)	18,810	11,705	14,234	15,075	17,033	67,959
Trustees fees (Note 8)	399	178	264	240	349	4,456
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,587	3,989	4,278	4,153	4,493	16,374
Total Gross Expenses before fees waived and/or reimbursed	291,443	224,453	234,437	301,244	315,799	1,622,729
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(147,858)	(160,046)	(146,315)	(214,730)	(197,064)	(142,601)
Total Net Expenses	143,585	64,407	88,122	86,514	118,735	1,480,128
Net Investment Income (Loss)	20,394	(10,142)	(44,915)	27,971	(49,272)	1,423,256
NET REALIZED GAIN (LOSS) ON:
Investments	(53,814)	(26,071)	(140,737)	(114,353)	23,482	(3,455,427)
Futures contracts	—	—	—	—	—	—
Swap agreements	4,136,484	1,303,730	2,069,697	3,341,698	3,589,216	25,165,275
In-kind redemptions of investments	—	—	360,602	—	1,146,604	1,987,407
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	4,082,670	1,277,659	2,289,562	3,227,345	4,759,302	23,697,255
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	1,613,341	686,602	611,361	1,322,680	282,876	16,776,771
Futures contracts	—	—	—	—	—	—
Swap agreements	37,613	1,786,664	1,272,550	141,909	1,156,162	2,740,236
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,650,954	2,473,266	1,883,911	1,464,589	1,439,038	19,517,007
Net realized and unrealized gain (loss)	5,733,624	3,750,925	4,173,473	4,691,934	6,198,340	43,214,262
Change in Net Assets Resulting from Operations	$5,754,018	$3,740,783	$4,128,558	$4,719,905	$6,149,068	$44,637,518

See accompanying notes to the financial statements.

218 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$132,753	$251,843	$165,271	$12,238,126	$749,801	$248,523
Interest	9,361	3,030	1,654	86,596	6,012	5,820
Foreign withholding tax on dividends	—	—	(18)	(1,394)	—	(109)
Total Investment Income	142,114	254,873	166,907	12,323,328	755,813	254,234
EXPENSES:
Advisory fees (Note 4)	349,458	118,782	96,539	5,755,793	380,988	154,829
Management Services fees (Note 4)	46,594	15,838	12,872	767,430	50,798	20,644
Professional fees	18,272	17,371	17,227	54,611	18,771	17,920
Administration fees (Note 5)	98,772	94,680	94,967	241,696	96,953	95,002
Custodian fees (Note 6)	23,929	14,019	17,111	137,632	11,887	24,977
Printing and Shareholder reports	6,780	2,085	1,924	127,943	9,095	2,796
Licensing and listing fees (Note 7)	60,202	12,130	10,943	311,023	26,114	14,052
Trustees fees (Note 8)	1,052	402	316	20,604	1,327	550
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	10,417	4,577	5,022	63,113	7,741	5,147
Total Gross Expenses before fees waived and/or reimbursed	615,476	279,884	256,921	7,479,845	603,674	335,917
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(171,277)	(129,013)	(134,279)	(164,160)	(119,565)	(139,231)
Total Net Expenses	444,199	150,871	122,642	7,315,685	484,109	196,686
Net Investment Income (Loss)	(302,085)	104,002	44,265	5,007,643	271,704	57,548
NET REALIZED GAIN (LOSS) ON:
Investments	(284,543)	(173,250)	(61,089)	(4,334,691)	155,120	(392,932)
Futures contracts	—	—	—	—	—	—
Swap agreements	13,071,237	3,709,165	5,034,374	189,171,979	15,057,007	2,146,176
In-kind redemptions of investments	2,588,619	734,971	712,813	78,158,540	1,326,918	623,981
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	15,375,313	4,270,886	5,686,098	262,995,828	16,539,045	2,377,225
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	10,750,615	1,520,043	1,319,610	104,103,353	8,589,200	2,800,610
Futures contracts	—	—	—	—	—	—
Swap agreements	10,151,005	942,229	(448,741)	119,960,736	4,192,455	4,910,808
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	20,901,620	2,462,272	870,869	224,064,089	12,781,655	7,711,418
Net realized and unrealized gain (loss)	36,276,933	6,733,158	6,556,967	487,059,917	29,320,700	10,088,643
Change in Net Assets Resulting from Operations	$35,974,848	$6,837,160	$6,601,232	$492,067,560	$29,592,404	$10,146,191

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 219

	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$3,373,111	$6,672,016	$70,559	$583,579	$831,999	$65,809
Interest	31,883	103,421	734	7,947	18,926	1,081
Foreign withholding tax on dividends	(866)	(2,728)	—	—	—	—
Total Investment Income	3,404,128	6,772,709	71,293	591,526	850,925	66,890
EXPENSES:
Advisory fees (Note 4)	1,585,598	2,783,667	27,873	258,338	616,590	33,979
Management Services fees (Note 4)	211,410	371,151	3,716	34,445	82,211	4,530
Professional fees	27,630	35,245	16,860	18,433	20,432	16,934
Administration fees (Note 5)	152,778	188,645	94,467	94,463	110,510	94,342
Custodian fees (Note 6)	32,296	53,787	2,106	6,188	23,627	7,065
Printing and Shareholder reports	49,398	42,642	1,177	7,111	13,727	1,175
Licensing and listing fees (Note 7)	92,361	154,845	10,867	19,573	38,680	6,867
Trustees fees (Note 8)	5,961	9,998	111	938	2,243	117
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	20,483	31,205	3,788	6,350	11,927	3,835
Total Gross Expenses before fees waived and/or reimbursed	2,177,915	3,671,185	160,965	445,839	919,947	168,844
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(163,130)	(136,930)	(125,565)	(117,834)	(137,177)	(125,696)
Total Net Expenses	2,014,785	3,534,255	35,400	328,005	782,770	43,148
Net Investment Income (Loss)	1,389,343	3,238,454	35,893	263,521	68,155	23,742
NET REALIZED GAIN (LOSS) ON:
Investments	(10,586,136)	(1,334,093)	(36,396)	(2,335,673)	(3,090,009)	21,828
Futures contracts	—	—	—	—	—	—
Swap agreements	37,091,764	54,853,313	547,273	(2,475,918)	(694,664)	571,166
In-kind redemptions of investments	19,448,396	24,503,336	—	1,867,680	4,448,456	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	45,954,024	78,022,556	510,877	(2,943,911)	663,783	592,994
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	26,258,408	5,989,801	359,138	4,139,631	9,284,710	367,789
Futures contracts	—	—	—	—	—	—
Swap agreements	27,458,405	13,174,332	84,449	8,915,779	7,212,562	522,232
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	53,716,813	19,164,133	443,587	13,055,410	16,497,272	890,021
Net realized and unrealized gain (loss)	99,670,837	97,186,689	954,464	10,111,499	17,161,055	1,483,015
Change in Net Assets Resulting from Operations	$101,060,180	$100,425,143	$990,357	$10,375,020	$17,229,210	$1,506,757
See accompanying notes to the financial statements.

220 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra Europe	Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2013	July 10, 2012* through May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$471,022	$38,904	$—	$—	$—	$—
Interest	4,007	1,627	7,353	26,430	4,429	1,733
Foreign withholding tax on dividends	—	(5)	—	—	—	—
Total Investment Income	475,029	40,526	7,353	26,430	4,429	1,733
EXPENSES:
Advisory fees (Note 4)	132,374	29,794	82,050	241,918	52,457	20,173
Management Services fees (Note 4)	17,650	3,972	10,940	32,255	6,994	2,690
Professional fees	17,437	17,337	17,108	17,877	16,927	16,823
Administration fees (Note 5)	94,507	7,226	56,800	56,796	56,800	56,800
Custodian fees (Note 6)	5,715	33,427	1,210	2,209	804	253
Printing and Shareholder reports	6,733	6,000	2,021	4,466	1,312	793
Licensing and listing fees (Note 7)	12,855	17,993	31,967	17,641	27,750	34,391
Trustees fees (Note 8)	503	86	277	766	150	68
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,824	3,792	4,265	6,585	4,251	3,701
Total Gross Expenses before fees waived and/or reimbursed	292,598	119,627	206,638	380,513	167,445	135,692
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(124,574)	(81,727)	(102,405)	(73,550)	(100,840)	(110,083)
Total Net Expenses	168,024	37,900	104,233	306,963	66,605	25,609
Net Investment Income (Loss)	307,005	2,626	(96,880)	(280,533)	(62,176)	(23,876)
NET REALIZED GAIN (LOSS) ON:
Investments	47,056	4,001	(13)	(26)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,485,863	2,170,338	941,060	1,094,005	119,862	(94,363)
In-kind redemptions of investments	1,673,948	456,085	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	3,206,867	2,630,424	941,047	1,093,979	119,862	(94,363)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(942,157)	82,856	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	866,300	850,682	4,597,153	2,400,323	2,717,032	1,133,636
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(75,857)	933,538	4,597,153	2,400,323	2,717,032	1,133,636
Net realized and unrealized gain (loss)	3,131,010	3,563,962	5,538,200	3,494,302	2,836,894	1,039,273
Change in Net Assets Resulting from Operations	$3,438,015	$3,566,588	$5,441,320	$3,213,769	$2,774,718	$1,015,397

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 221

	Ultra MSCI Brazil Capped	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,986	29,927	10,997	1,633	3,184,309	270,016
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	9,986	29,927	10,997	1,633	3,184,309	270,016
EXPENSES:
Advisory fees (Note 4)	86,115	250,343	149,833	24,007	2,522,238	137,912
Management Services fees (Note 4)	11,482	33,379	19,977	3,201	336,294	18,388
Professional fees	17,180	18,114	17,857	16,822	26,749	20,296
Administration fees (Note 5)	56,797	56,795	56,790	56,800	151,015	93,302
Custodian fees (Note 6)	1,021	2,990	1,370	250	40,414	8,517
Printing and Shareholder reports	3,032	2,470	1,812	746	28,140	2,010
Licensing and listing fees (Note 7)	34,391	37,423	49,068	34,391	136,052	16,848
Trustees fees (Note 8)	311	834	542	73	7,729	551
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,662	6,611	6,961	3,915	69,433	5,073
Total Gross Expenses before fees waived and/or reimbursed	214,991	408,959	304,210	140,205	3,318,064	302,897
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(105,733)	(91,294)	(114,024)	(109,759)	(119,392)	(128,045)
Total Net Expenses	109,258	317,665	190,186	30,446	3,198,672	174,852
Net Investment Income (Loss)	(99,272)	(287,738)	(179,189)	(28,813)	(14,363)	95,164
NET REALIZED GAIN (LOSS) ON:
Investments	—	(15)	52	—	(5,359,552)	(438,628)
Futures contracts	—	—	—	—	230,952	(50,670)
Swap agreements	(1,905,772)	(753,907)	115,665	(123,414)	18,082,932	8,537,745
In-kind redemptions of investments	—	—	—	—	6,776,574	230,964
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(1,905,772)	(753,922)	115,717	(123,414)	19,730,906	8,279,411
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	(35,631,264)	(963,642)
Futures contracts	—	—	—	—	(407,921)	(16,874)
Swap agreements	2,231,831	4,615,622	3,690,433	567,686	(76,323,312)	(9,368,823)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	2,231,831	4,615,622	3,690,433	567,686	(112,362,497)	(10,349,339)
Net realized and unrealized gain (loss)	326,059	3,861,700	3,806,150	444,272	(92,631,591)	(2,069,928)
Change in Net Assets Resulting from Operations	$226,787	$3,573,962	$3,626,961	$415,459	$(92,645,954)	$(1,974,764)

See accompanying notes to the financial statements.

222 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2013

	Ultra High Yield	Ultra Investment Grade Corporate	30 Year TIPS/TSY Spread	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,547	3,193	70,922	97,462	6,496	41,083
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,547	3,193	70,922	97,462	6,496	41,083
EXPENSES:
Advisory fees (Note 4)	36,919	37,133	21,800	20,890	18,609	18,308
Management Services fees (Note 4)	4,923	4,951	3,964	3,798	3,383	3,329
Professional fees	16,873	16,886	11,916	11,910	11,883	11,883
Administration fees (Note 5)	56,793	56,801	39,695	39,621	33,048	32,996
Custodian fees (Note 6)	486	804	776	1,091	2,161	2,028
Printing and Shareholder reports	628	750	3,115	2,961	2,633	2,602
Licensing and listing fees (Note 7)	40,569	29,653	15,573	15,567	16,839	17,010
Trustees fees (Note 8)	119	119	106	103	93	93
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,821	4,012	3,767	3,759	3,736	3,727
Total Gross Expenses before fees waived and/or reimbursed	161,131	151,109	100,712	99,700	92,385	91,976
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(114,264)	(103,998)	(70,939)	(71,171)	(66,964)	(66,968)
Total Net Expenses	46,867	47,111	29,773	28,529	25,421	25,008
Net Investment Income (Loss)	(43,320)	(43,918)	41,149	68,933	(18,925)	16,075
NET REALIZED GAIN (LOSS) ON:
Investments	—	(16)	233,402	82,142	146,790	57,601
Futures contracts	—	—	(656)	1,774	(1,295)	3,473
Swap agreements	398,653	1,052,037	(67,993)	(54,466)	(172,704)	(706,181)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	398,653	1,052,021	164,753	29,450	(27,209)	(645,107)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(6,335)	(6,058)	(620,837)	(461,545)	(170,970)	(142,053)
Futures contracts	—	—	—	—	—	(4,432)
Swap agreements	787,729	(791,933)	410,881	225,390	220,239	620,087
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	781,394	(797,991)	(209,956)	(236,155)	49,269	473,602
Net realized and unrealized gain (loss)	1,180,047	254,030	(45,203)	(206,705)	22,060	(171,505)
Change in Net Assets Resulting from Operations	$1,136,727	$210,112	$(4,054)	$(137,772)	$3,135	$(155,430)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2013 :: Statements of Operations :: ProShares Trust :: 223

Statements of Changes in Net Assets

224 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	USD Covered Bond		German Sovereign/Sub-Sovereign ETF		High Yield- Interest Rate Hedged
	Year Ended May 31, 2013	May 21, 2012* through May 31, 2012	Year Ended May 31, 2013	January 24, 2012* through May 31, 2012	May 21, 2013* through May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$102,685	$3,034	$37,113	$13,173	$29,100
Net realized gain (loss)	183,006	—	78,363	6,596	149,803
Change in net unrealized appreciation/depreciation	32,719	19,451	100,828	(71,142)	(399,376)
Change in Net Assets Resulting from Operations	318,410	22,485	216,304	(51,373)	(220,473)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(101,339)	—	(56,015)	(9,590)	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(101,339)	—	(56,015)	(9,590)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,622,034	13,000,100	—	4,016,040	24,000,080
Cost of shares redeemed	(13,251,120)	—	—	—	—
Change in net assets resulting from capital transactions	(6,629,086)	13,000,100	—	4,016,040	24,000,080
Change in net assets	(6,412,015)	13,022,585	160,289	3,955,077	23,779,607
NET ASSETS:
Beginning of period	$13,022,585	$—	$3,955,077	$—	$—
End of period	$6,610,570	$13,022,585	$4,115,366	$3,955,077	$23,779,607
Accumulated undistributed net investment income (loss) included in end of period net assets	$4,380	$3,034	$(8,241)	$3,583	$29,100
SHARE TRANSACTIONS:
Beginning of period	130,001	—	100,001	—	—
Issued	—	—	—	100,001	—
Issued in-kind	65,000	130,001	—	—	300,001
Redeemed	—	—	—	—	—
Redemption in-kind	(130,000)	—	—	—	—
Shares outstanding, end of period	65,001	130,001	100,001	100,001	300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 225

	Global Listed Private Equity ETF	Hedge Replication ETF		Large Cap Core Plus
	February 26, 2013* through May 31, 2013	Year Ended May 31, 2013	July 12, 2011* through May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$56,067	$(109,694)	$(50,697)	$1,204,289	$1,047,733
Net realized gain (loss)	(273)	222,414	44,822	5,148,922	2,338,146
Change in net unrealized appreciation/depreciation	89,351	1,169,555	(424,160)	18,106,481	(9,176,576)
Change in Net Assets Resulting from Operations	145,145	1,282,275	(430,035)	24,459,692	(5,790,697)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(29,151)	—	(530,070)	(865,804)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(29,151)	—	(530,070)	(865,804)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,978,114	38,260,234	27,610,116	53,291,898	23,789,504
Cost of shares redeemed	—	(1,924,836)	(10,028,566)	(15,992,282)	(54,815,784)
Change in net assets resulting from capital transactions	5,978,114	36,335,398	17,581,550	37,299,616	(31,026,280)
Change in net assets	6,123,259	37,588,522	17,151,515	61,229,238	(37,682,781)
NET ASSETS:
Beginning of period	$—	$17,151,515	$—	$77,293,790	$114,976,571
End of period	$6,123,259	$54,740,037	$17,151,515	$138,523,028	$77,293,790
Accumulated undistributed net investment income (loss) included in end of period net assets	$56,067	$(66,606)	$(26,919)	$470,796	$358,507
SHARE TRANSACTIONS:
Beginning of period	—	450,000	—	1,300,000	1,850,001
Issued	—	950,000	700,001	—	—
Issued in-kind	150,001	—	—	750,000	400,000
Redeemed	—	(50,000)	(250,001)	—	(1)
Redemption in-kind	—	—	—	(250,000)	(950,000)
Shares outstanding, end of period	150,001	1,350,000	450,000	1,800,000	1,300,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

226 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Merger ETF	RAFI® Long/Short		Short S&P500®
	December 11, 2012* through May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$40,495	$184,837	$173,027	$(15,094,714)	$(18,478,219)
Net realized gain (loss)	(111,304)	(810,367)	(94,734)	(434,289,010)	(439,670,159)
Change in net unrealized appreciation/depreciation	(118,936)	3,482,840	(2,309,181)	(40,174,445)	167,795,769
Change in Net Assets Resulting from Operations	(189,745)	2,857,310	(2,230,888)	(489,558,169)	(290,352,609)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,234)	(155,628)	(163,412)	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(1,234)	(155,628)	(163,412)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,737,854	16,002,812	13,460,137	1,271,740,718	2,434,849,214
Cost of shares redeemed	(5,777,751)	(3,713,326)	(15,290,790)	(874,871,108)	(1,731,398,178)
Change in net assets resulting from capital transactions	5,960,103	12,289,486	(1,830,653)	396,869,610	703,451,036
Change in net assets	5,769,124	14,991,168	(4,224,953)	(92,688,559)	413,098,427
NET ASSETS:
Beginning of period	$—	$14,408,509	$18,633,462	$1,914,238,990	$1,501,140,563
End of period	$5,769,124	$29,399,677	$14,408,509	$1,821,550,431	$1,914,238,990
Accumulated undistributed net investment income (loss) included in end of period net assets	$39,261	$56,143	$26,934	$(21,744,925)	$(10,433,012)
SHARE TRANSACTIONS:
Beginning of period	—	400,000	450,001	50,251,429	37,201,429
Issued	100,001	400,000	350,000	37,875,000	55,425,000
Issued in-kind	200,000	—	—	—	—
Redeemed	(150,000)	(100,000)	(100,001)	(25,875,000)	(42,375,000)
Redemption in-kind	—	—	(300,000)	—	—
Shares outstanding, end of period	150,001	700,000	400,000	62,251,429	50,251,429

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 227

	Short QQQ®		Short Dow30SM		Short MidCap400
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,928,401)	$(2,343,345)	$(2,277,537)	$(2,502,746)	$(221,188)	$(358,146)
Net realized gain (loss)	(19,360,370)	(72,890,628)	(24,804,128)	(44,951,814)	(5,894,124)	(11,284,623)
Change in net unrealized appreciation/depreciation	(24,102,395)	25,711,422	(37,547,827)	23,284,260	(1,147,504)	5,341,355
Change in Net Assets Resulting from Operations	(45,391,166)	(49,522,551)	(64,629,492)	(24,170,300)	(7,262,816)	(6,301,414)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	348,611,625	507,142,124	219,196,927	298,902,419	26,973,907	93,885,677
Cost of shares redeemed	(359,295,141)	(442,554,859)	(161,587,921)	(222,020,988)	(20,402,054)	(77,522,751)
Change in net assets resulting from capital transactions	(10,683,516)	64,587,265	57,609,006	76,881,431	6,571,853	16,362,926
Change in net assets	(56,074,682)	15,064,714	(7,020,486)	52,711,131	(690,963)	10,061,512
NET ASSETS:
Beginning of period	$249,612,868	$234,548,154	$284,001,730	$231,290,599	$34,483,043	$24,421,531
End of period	$193,538,186	$249,612,868	$276,981,244	$284,001,730	$33,792,080	$34,483,043
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,743,326)	$(1,256,604)	$(3,314,087)	$(1,469,300)	$(346,781)	$(186,425)
SHARE TRANSACTIONS:
Beginning of period	9,000,000	7,350,000	7,575,000	5,775,000	1,200,000	825,000
Issued	13,575,000	16,350,000	6,525,000	7,425,000	1,125,000	2,925,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(13,950,000)	(14,700,000)	(4,650,000)	(5,625,000)	(750,000)	(2,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,625,000	9,000,000	9,450,000	7,575,000	1,575,000	1,200,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

228 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Russell2000		Short SmallCap600		UltraShort Russell3000
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,690,134)	$(4,251,242)	$(312,426)	$(335,748)	$(11,409)	$(16,871)
Net realized gain (loss)	(64,275,189)	(95,048,536)	(11,429,548)	(2,787,062)	(633,025)	(812,925)
Change in net unrealized appreciation/depreciation	(70,227,256)	49,495,384	(4,640,021)	4,811,539	(96,020)	326,030
Change in Net Assets Resulting from Operations	(138,192,579)	(49,804,394)	(16,381,995)	1,688,729	(740,454)	(503,766)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	526,513,200	551,962,665	148,377,288	14,501,982	—	893,860
Cost of shares redeemed	(470,495,818)	(441,139,143)	(6,667,695)	(46,793,336)	—	(551)
Change in net assets resulting from capital transactions	56,017,382	110,823,522	141,709,593	(32,291,354)	—	893,309
Change in net assets	(82,175,197)	61,019,128	125,327,598	(30,602,625)	(740,454)	389,543
NET ASSETS:
Beginning of period	$459,285,151	$398,266,023	$21,739,571	$52,342,196	$1,742,289	$1,352,746
End of period	$377,109,954	$459,285,151	$147,067,169	$21,739,571	$1,001,835	$1,742,289
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,130,938)	$(2,265,106)	$(392,498)	$(128,282)	$(17,464)	$(9,319)
SHARE TRANSACTIONS:
Beginning of period	16,350,000	13,725,000	900,000	2,025,000	29,991	20,000	(f)
Issued	21,225,000	17,100,000	7,650,000	525,000	—	10,000	(f)
Issued in-kind	—	—	—	—	—	—	(f)
Redeemed	(19,200,000)	(14,475,000)	(300,000)	(1,650,000)	—	(9	)(f)
Redemption in-kind	—	—	—	—	—	—	(f)
Shares outstanding, end of period	18,375,000	16,350,000	8,250,000	900,000	29,991	29,991	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 229

	UltraShort S&P500®				UltraShort QQQ®		UltraShort Dow30SM
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,522,345)		$(18,886,831)		$(3,823,814)	$(5,937,180)	$(2,434,004)	$(2,997,459)
Net realized gain (loss)	(868,468,167)		(576,300,040)		(88,650,773)	(269,222,683)	(87,854,494)	(67,254,867)
Change in net unrealized appreciation/depreciation	(82,111,051)		245,411,392		(96,522,906)	112,833,801	(43,000,577)	34,493,238
Change in Net Assets Resulting from Operations	(966,101,563)		(349,775,479)		(188,997,493)	(162,326,062)	(133,289,075)	(35,759,088)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,231,216,436		2,757,523,498		712,826,972	941,040,160	329,184,493	290,951,426
Cost of shares redeemed	(1,270,939,890)		(2,502,274,907)		(646,730,399)	(914,502,482)	(208,995,004)	(303,398,115)
Change in net assets resulting from capital transactions	960,276,546		255,248,591		66,096,573	26,537,678	120,189,489	(12,446,689)
Change in net assets	(5,825,017)		(94,526,888)		(122,900,920)	(135,788,384)	(13,099,586)	(48,205,777)
NET ASSETS:
Beginning of period	$1,940,400,316		$2,034,927,204		$557,851,546	$693,639,930	$291,072,907	$339,278,684
End of period	$1,934,575,299		$1,940,400,316		$434,950,626	$557,851,546	$277,973,321	$291,072,907
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,334,099)		$(10,150,809)		$(5,926,174)	$(3,164,626)	$(3,496,220)	$(1,605,301)
SHARE TRANSACTIONS:
Beginning of period	28,368,750	(h)	25,331,250	(h)	15,807,771	14,157,771	5,098,767	5,025,000	(e)
Issued	43,500,000	(h)	34,200,000	(h)	24,675,000	23,100,000	7,125,000	4,537,500	(e)
Issued in-kind	—	(h)	—	(h)	—	—	—	—	(e)
Redeemed	(23,609,479	)(h)	(31,162,500	)(h)	(21,375,000)	(21,450,000)	(4,200,000)	(4,463,733	)(e)
Redemption in-kind	—	(h)	—	(h)	—	—	—	—	(e)
Shares outstanding, end of period	48,259,271	(h)	28,368,750	(h)	19,107,771	15,807,771	8,023,767	5,098,767	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MidCap400		UltraShort Russell2000		UltraShort SmallCap600
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(240,497)	$(362,964)	$(2,711,220)	$(3,436,839)	$(100,082)	$(192,621)
Net realized gain (loss)	(13,250,679)	(20,026,166)	(156,324,964)	(100,151,219)	(4,875,075)	(8,129,035)
Change in net unrealized appreciation/depreciation	(4,881,713)	9,140,975	(54,576,905)	81,725,359	(2,306,185)	5,670,587
Change in Net Assets Resulting from Operations	(18,372,889)	(11,248,155)	(213,613,089)	(21,862,699)	(7,281,342)	(2,651,069)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	36,792,202	67,306,870	589,717,457	601,798,854	1,378,296	18,892,412
Cost of shares redeemed	(37,013,739)	(49,757,661)	(350,261,302)	(701,871,034)	(8,187,733)	(15,257,458)
Change in net assets resulting from capital transactions	(221,537)	17,549,209	239,456,155	(100,072,180)	(6,809,437)	3,634,954
Change in net assets	(18,594,426)	6,301,054	25,843,066	(121,934,879)	(14,090,779)	983,885
NET ASSETS:
Beginning of period	$35,226,913	$28,925,859	$324,227,739	$446,162,618	$21,357,986	$20,374,101
End of period	$16,632,487	$35,226,913	$350,070,805	$324,227,739	$7,267,207	$21,357,986
Accumulated undistributed net investment income (loss) included in end of period net assets	$(374,337)	$(202,986)	$(3,732,150)	$(1,582,279)	$(155,675)	$(86,392)
SHARE TRANSACTIONS:
Beginning of period	1,068,613	768,613	9,466,518	11,041,518	618,674	468,674
Issued	1,350,000	1,500,000	23,325,000	15,975,000	75,000	450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,500,000)	(1,200,000)	(13,275,000)	(17,550,000)	(300,000)	(300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	918,613	1,068,613	19,516,518	9,466,518	393,674	618,674

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 231

	UltraPro Short S&P500®			UltraPro Short QQQ®			UltraPro Short Dow30SM
	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,464,502)	$(4,365,146)		$(1,414,367)	$(1,017,138)		$(803,694)		$(567,559)
Net realized gain (loss)	(263,587,380)	(306,305,300)		(68,492,612)	(77,253,539)		(43,350,944)		(27,881,488)
Change in net unrealized appreciation/depreciation	(139,257,021)	115,442,610		(33,896,794)	28,225,829		(23,053,247)		10,756,161
Change in Net Assets Resulting from Operations	(407,308,903)	(195,227,836)		(103,803,773)	(50,044,848)		(67,207,885)		(17,692,886)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—		—
Net realized gains on investments	—	—		—	—		—		—
Tax return of capital	—	—		—	—		—		—
Total distributions	—	—		—	—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,076,511,743	1,204,978,486		462,447,119	240,993,849		188,588,915		101,994,405
Cost of shares redeemed	(554,077,689)	(851,513,850)		(277,704,870)	(148,500,554)		(70,404,182)		(47,074,856)
Change in net assets resulting from capital transactions	522,434,054	353,464,636		184,742,249	92,493,295		118,184,733		54,919,549
Change in net assets	115,125,151	158,236,800		80,938,476	42,448,447		50,976,848		37,226,663
NET ASSETS:
Beginning of period	$467,180,155	$308,943,355		$131,941,753	$89,493,306		$71,102,406		$33,875,743
End of period	$582,305,306	$467,180,155		$212,880,229	$131,941,753		$122,079,254		$71,102,406
Accumulated undistributed net investment income (loss) included in end of period net assets	$(6,348,475)	$(2,816,894)		$(1,877,657)	$(623,925)		$(1,087,913)		$(391,223)
SHARE TRANSACTIONS:
Beginning of period	8,579,628	4,130,000	(f)	2,449,651	937,500	(e)	787,500	(h)	275,000	(h)
Issued	28,750,000	18,000,000	(f)	12,200,000	3,762,500	(e)	3,137,500	(h)	1,000,000	(h)
Issued in-kind	—	—	(f)	—	—	(e)	—	(h)	—	(h)
Redeemed	(13,000,000)	(13,550,372	)(f)	(6,800,000)	(2,250,349	)(e)	(1,025,332	)(h)	(487,500	)(h)
Redemption in-kind	—	—	(f)	—	—	(e)	—	(h)	—	(h)
Shares outstanding, end of period	24,329,628	8,579,628	(f)	7,849,651	2,449,651	(e)	2,899,668	(h)	787,500	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro Short MidCap400			UltraPro Short Russell2000			UltraShort Russell1000 Value
	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,967)	$(102,128)		$(570,572)	$(586,383)		$(12,103)		$(20,055)
Net realized gain (loss)	(7,207,782)	(4,363,517)		(55,172,046)	(33,150,513)		(569,050)		(628,583)
Change in net unrealized appreciation/depreciation	(124,954)	525,216		(7,555,123)	13,785,765		(315,780)		416,487
Change in Net Assets Resulting from Operations	(7,401,703)	(3,940,429)		(63,297,741)	(19,951,131)		(896,933)		(232,151)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—		—
Net realized gains on investments	—	—		—	—		—		—
Tax return of capital	—	—		—	—		—		—
Total distributions	—	—		—	—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	30,851,653	20,539,200		277,260,308	158,075,627		—		—
Cost of shares redeemed	(27,128,718)	(16,412,314)		(210,707,244)	(121,140,180)		—		—
Change in net assets resulting from capital transactions	3,722,935	4,126,886		66,553,064	36,935,447		—		—
Change in net assets	(3,678,768)	186,457		3,255,323	16,984,316		(896,933)		(232,151)
NET ASSETS:
Beginning of period	$9,729,045	$9,542,588		$71,680,865	$54,696,549		$1,924,567		$2,156,718
End of period	$6,050,277	$9,729,045		$74,936,188	$71,680,865		$1,027,634		$1,924,567
Accumulated undistributed net investment income (loss) included in end of period net assets	$(103,734)	$(56,328)		$(796,180)	$(343,464)		$(18,743)		$(10,196)
SHARE TRANSACTIONS:
Beginning of period	174,963	125,000	(e)	1,319,932	670,000	(f)	18,750	(i)	18,750	(i)
Issued	750,000	250,000	(e)	7,650,000	2,440,000	(f)	—	(i)	—	(i)
Issued in-kind	—	—	(e)	—	—	(f)	—	(i)	—	(i)
Redeemed	(650,000)	(200,037	)(e)	(5,200,000)	(1,790,068	)(f)	—	(i)	—	(i)
Redemption in-kind	—	—	(e)	—	—	(f)	—	(i)	—	(i)
Shares outstanding, end of period	274,963	174,963	(e)	3,769,932	1,319,932	(f)	18,750	(i)	18,750	(i)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 233

	UltraShort Russell1000 Growth			UltraShort Russell MidCap Value		UltraShort Russell MidCap Growth
	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,923)	$(39,437)		$(10,244)	$(16,956)	$(15,275)	$(23,427)
Net realized gain (loss)	(521,166)	(2,490,051)		(368,903)	(740,182)	(399,461)	(661,471)
Change in net unrealized appreciation/depreciation	(581,940)	1,155,059		(400,864)	606,242	(528,896)	424,403
Change in Net Assets Resulting from Operations	(1,123,029)	(1,374,429)		(780,011)	(150,896)	(943,632)	(260,495)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,217,781	4,802,468		—	—	—	—
Cost of shares redeemed	—	(5,409,581)		—	—	—	—
Change in net assets resulting from capital transactions	3,217,781	(607,113)		—	—	—	—
Change in net assets	2,094,752	(1,981,542)		(780,011)	(150,896)	(943,632)	(260,495)
NET ASSETS:
Beginning of period	$2,367,081	$4,348,623		$1,626,460	$1,777,356	$2,242,877	$2,503,372
End of period	$4,461,833	$2,367,081		$846,449	$1,626,460	$1,299,245	$2,242,877
Accumulated undistributed net investment income (loss) included in end of period net assets	$(30,935)	$(20,031)		$(15,874)	$(8,639)	$(23,027)	$(11,951)
SHARE TRANSACTIONS:
Beginning of period	37,479	56,250	(e)	37,463	37,463	56,218	56,218
Issued	75,000	56,250	(e)	—	—	—	—
Issued in-kind	—	—	(e)	—	—	—	—
Redeemed	—	(75,021	)(e)	—	—	—	—
Redemption in-kind	—	—	(e)	—	—	—	—
Shares outstanding, end of period	112,479	37,479	(e)	37,463	37,463	56,218	56,218

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell2000 Value		UltraShort Russell2000 Growth		Short Basic Materials
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,378)	$(56,225)	$(56,160)	$(138,221)	$(68,766)	$(69,121)
Net realized gain (loss)	(1,190,939)	(1,668,025)	(2,219,560)	(9,889,546)	(342,926)	(1,710,186)
Change in net unrealized appreciation/depreciation	(1,217,099)	787,335	(2,020,239)	4,237,005	(1,199,983)	1,419,816
Change in Net Assets Resulting from Operations	(2,440,416)	(936,915)	(4,295,959)	(5,790,762)	(1,611,675)	(359,491)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	1,495,869	10,595,389	3,773,748	15,196,113
Cost of shares redeemed	—	—	—	(6,375,741)	(5,224,803)	(12,294,738)
Change in net assets resulting from capital transactions	—	—	1,495,869	4,219,648	(1,451,055)	2,901,375
Change in net assets	(2,440,416)	(936,915)	(2,800,090)	(1,571,114)	(3,062,730)	2,541,884
NET ASSETS:
Beginning of period	$5,158,591	$6,095,506	$8,468,131	$10,039,245	$7,850,135	$5,308,251
End of period	$2,718,175	$5,158,591	$5,668,041	$8,468,131	$4,787,405	$7,850,135
Accumulated undistributed net investment income (loss) included in end of period net assets	$(50,039)	$(27,451)	$(99,493)	$(72,367)	$(96,010)	$(43,014)
SHARE TRANSACTIONS:
Beginning of period	131,196	131,196	269,978	269,978	200,000	150,001
Issued	—	—	75,000	225,000	100,000	350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(225,000)	(150,000)	(300,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	131,196	131,196	344,978	269,978	150,000	200,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 235

	Short Financials		Short Oil & Gas		Short Real Estate
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(617,212)	$(1,061,417)	$(42,889)	$(89,240)	$(219,256)	$(316,316)
Net realized gain (loss)	(11,943,366)	(21,195,134)	(384,087)	251,673	(2,639,363)	(7,843,481)
Change in net unrealized appreciation/depreciation	(13,565,053)	9,848,342	(1,132,904)	1,216,249	(2,513,836)	1,079,139
Change in Net Assets Resulting from Operations	(26,125,631)	(12,408,209)	(1,559,880)	1,378,682	(5,372,455)	(7,080,658)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,413,515	114,815,235	—	8,352,694	4,445,495	35,698,633
Cost of shares redeemed	(48,400,413)	(94,116,978)	(2,601,481)	(11,837,452)	(10,494,699)	(9,564,773)
Change in net assets resulting from capital transactions	(36,986,898)	20,698,257	(2,601,481)	(3,484,758)	(6,049,204)	26,133,860
Change in net assets	(63,112,529)	8,290,048	(4,161,361)	(2,106,076)	(11,421,659)	19,053,202
NET ASSETS:
Beginning of period	$101,817,554	$93,527,506	$8,367,984	$10,474,060	$29,492,517	$10,439,315
End of period	$38,705,025	$101,817,554	$4,206,623	$8,367,984	$18,070,858	$29,492,517
Accumulated undistributed net investment income (loss) included in end of period net assets	$(956,819)	$(547,022)	$(70,648)	$(40,342)	$(343,922)	$(194,815)
SHARE TRANSACTIONS:
Beginning of period	3,000,000	2,625,001	225,000	300,001	950,000	300,001
Issued	375,000	3,000,000	—	225,000	150,000	950,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,725,000)	(2,625,001)	(75,000)	(300,001)	(400,000)	(300,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,650,000	3,000,000	150,000	225,000	700,000	950,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short KBW Regional Banking		UltraShort Basic Materials				UltraShort Nasdaq Biotechnology
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(33,133)	$(137,412)	$(358,326)		$(736,453)		$(42,079)		$(29,398)
Net realized gain (loss)	(243,544)	(7,744,153)	(5,108,217)		8,729,565		(3,254,051)		(1,643,956)
Change in net unrealized appreciation/depreciation	(653,039)	1,412,008	(13,889,344)		12,801,939		(1,128,427)		128,574
Change in Net Assets Resulting from Operations	(929,716)	(6,469,557)	(19,355,887)		20,795,051		(4,424,557)		(1,544,780)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	51,112,109	38,489,219		75,012,748		5,676,751		6,205,560
Cost of shares redeemed	(1,926,884)	(63,082,188)	(40,128,986)		(140,708,169)		(1,148,474)		(1,988,079)
Change in net assets resulting from capital transactions	(1,926,884)	(11,970,079)	(1,639,767)		(65,695,421)		4,528,277		4,217,481
Change in net assets	(2,856,600)	(18,439,636)	(20,995,654)		(44,900,370)		103,720		2,672,701
NET ASSETS:
Beginning of period	$4,741,432	$23,181,068	$51,335,117		$96,235,487		$4,472,525		$1,799,824
End of period	$1,884,832	$4,741,432	$30,339,463		$51,335,117		$4,576,245		$4,472,525
Accumulated undistributed net investment income (loss) included in end of period net assets	$(59,137)	$(41,934)	$(556,141)		$(300,929)		$(56,527)		$(17,717)
SHARE TRANSACTIONS:
Beginning of period	100,000	400,001	697,455	(h)	1,447,455	(h)	50,000	(h)	12,500	(h)
Issued	—	800,000	731,250	(h)	975,000	(h)	87,500	(h)	50,000	(h)
Issued in-kind	—	—	—	(h)	—	(h)	—	(h)	—	(h)
Redeemed	(50,000)	(1,100,001)	(787,736	)(h)	(1,725,000	)(h)	(12,507	)(h)	(12,500	)(h)
Redemption in-kind	—	—	—	(h)	—	(h)	—	(h)	—	(h)
Shares outstanding, end of period	50,000	100,000	640,969	(h)	697,455	(h)	124,993	(h)	50,000	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 237

	UltraShort Consumer Goods				UltraShort Consumer Services			UltraShort Financials
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,308)		$(43,711)		$(62,441)	$(108,601)		$(1,569,901)	$(3,037,294)
Net realized gain (loss)	(951,578)		(1,766,500)		(4,364,503)	(9,155,676)		(83,829,513)	(94,862,527)
Change in net unrealized appreciation/depreciation	(313,495)		1,319,757		(72,217)	5,573,535		(49,429,048)	27,962,348
Change in Net Assets Resulting from Operations	(1,289,381)		(490,454)		(4,499,161)	(3,690,742)		(134,828,462)	(69,937,473)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,747,816		761		6,054,771	1,485,605		121,484,354	305,002,380
Cost of shares redeemed	(1,211,275)		(3,432,626)		(3,068,513)	(3,506,848)		(124,633,290)	(282,808,448)
Change in net assets resulting from capital transactions	3,536,541		(3,431,865)		2,986,258	(2,021,243)		(3,148,936)	22,193,932
Change in net assets	2,247,160		(3,922,319)		(1,512,903)	(5,711,985)		(137,977,398)	(47,743,541)
NET ASSETS:
Beginning of period	$2,789,725		$6,712,044		$7,610,612	$13,322,597		$260,222,744	$307,966,285
End of period	$5,036,885		$2,789,725		$6,097,709	$7,610,612		$122,245,346	$260,222,744
Accumulated undistributed net investment income (loss) included in end of period net assets	$(35,663)		$(19,130)		$(95,609)	$(52,942)		$(2,567,990)	$(1,580,053)
SHARE TRANSACTIONS:
Beginning of period	37,500	(h)	75,000	(h)	149,870	187,500	(e)	5,379,330	5,229,330
Issued	93,750	(h)	—	(h)	150,000	18,750	(e)	3,375,000	4,875,000
Issued in-kind	—	(h)	—	(h)	—	—	(e)	—	—
Redeemed	(18,793	)(h)	(37,500	)(h)	(75,000)	(56,380	)(e)	(3,375,000)	(4,725,000)
Redemption in-kind	—	(h)	—	(h)	—	—	(e)	—	—
Shares outstanding, end of period	112,457	(h)	37,500	(h)	224,870	149,870	(e)	5,379,330	5,379,330

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

238 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Health Care				UltraShort Industrials		UltraShort Oil & Gas
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(38,828)		$(33,184)		$(53,503)	$(78,994)	$(610,740)		$(895,599)
Net realized gain (loss)	(1,718,448)		(693,908)		(2,597,309)	(2,300,621)	(13,238,487)		(22,176,588)
Change in net unrealized appreciation/depreciation	(1,237,606)		156,261		(1,352,896)	1,602,006	(23,716,262)		27,892,713
Change in Net Assets Resulting from Operations	(2,994,882)		(570,831)		(4,003,708)	(777,609)	(37,565,489)		4,820,526
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—		—
Net realized gains on investments	—		—		—	—	—		—
Tax return of capital	—		—		—	—	—		—
Total distributions	—		—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,333,227		1,403,025		4,258,602	3,576,416	136,199,729		117,830,539
Cost of shares redeemed	(879)		—		(1,637,551)	(3,700,392)	(93,880,865)		(165,224,296)
Change in net assets resulting from capital transactions	2,332,348		1,403,025		2,621,051	(123,976)	42,318,864		(47,393,757)
Change in net assets	(662,534)		832,194		(1,382,657)	(901,585)	4,753,375		(42,573,231)
NET ASSETS:
Beginning of period	$4,070,957		$3,238,763		$6,238,266	$7,139,851	$72,594,620		$115,167,851
End of period	$3,408,423		$4,070,957		$4,855,609	$6,238,266	$77,347,995		$72,594,620
Accumulated undistributed net investment income (loss) included in end of period net assets	$(52,386)		$(18,884)		$(74,661)	$(32,878)	$(926,341)		$(471,261)
SHARE TRANSACTIONS:
Beginning of period	56,250	(h)	37,500	(h)	168,668	168,668	629,949	(i)	1,042,449	(i)
Issued	37,500	(h)	18,750	(h)	150,000	75,000	1,743,750	(i)	1,050,000	(i)
Issued in-kind	—	(h)	—	(h)	—	—	—	(i)	—	(i)
Redeemed	(16	)(h)	—	(h)	(75,000)	(75,000)	(1,162,500	)(i)	(1,462,500	)(i)
Redemption in-kind	—	(h)	—	(h)	—	—	—	(i)	—	(i)
Shares outstanding, end of period	93,734	(h)	56,250	(h)	243,668	168,668	1,211,199	(i)	629,949	(i)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 239

	UltraShort Real Estate			UltraShort Semiconductors		UltraShort Technology
	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(925,395)	$(1,492,914)		$(103,298)	$(171,896)	$(91,412)	$(132,516)
Net realized gain (loss)	(46,804,551)	(35,258,366)		1,237,308	(7,354,182)	(342,942)	(6,182,977)
Change in net unrealized appreciation/depreciation	3,768,944	6,773,430		(6,425,357)	6,003,364	(2,340,263)	3,759,984
Change in Net Assets Resulting from Operations	(43,961,002)	(29,977,850)		(5,291,347)	(1,522,714)	(2,774,617)	(2,555,509)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	70,485,670	120,274,860		14,448,947	39,149,497	2,476,539	17,130,243
Cost of shares redeemed	(102,294,049)	(124,576,559)		(10,000,660)	(45,225,844)	(8,766,215)	(16,150,079)
Change in net assets resulting from capital transactions	(31,808,379)	(4,301,699)		4,448,287	(6,076,347)	(6,289,676)	980,164
Change in net assets	(75,769,381)	(34,279,549)		(843,060)	(7,599,061)	(9,064,293)	(1,575,345)
NET ASSETS:
Beginning of period	$139,039,188	$173,318,737		$14,178,356	$21,777,417	$16,980,974	$18,556,319
End of period	$63,269,807	$139,039,188		$13,335,296	$14,178,356	$7,916,681	$16,980,974
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,411,024)	$(733,661)		$(160,760)	$(81,848)	$(141,145)	$(70,773)
SHARE TRANSACTIONS:
Beginning of period	4,641,509	4,244,688	(b)	329,921	479,921	412,318	337,318
Issued	2,775,000	3,100,000	(b)	450,000	825,000	75,000	450,000
Issued in-kind	—	—	(b)	—	—	—	—
Redeemed	(4,350,000)	(2,703,179	)(b)	(300,000)	(975,000)	(225,000)	(375,000)
Redemption in-kind	—	—	(b)	—	—	—	—
Shares outstanding, end of period	3,066,509	4,641,509	(b)	479,921	329,921	262,318	412,318

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Telecommunications		UltraShort Utilities			UltraPro Short Financials
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012		July 10, 2012* through May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,135)	$(22,966)	$(23,173)	$(31,205)		$(16,800)
Net realized gain (loss)	(364,249)	(516,389)	(1,007,642)	(936,654)		(1,710,808)
Change in net unrealized appreciation/depreciation	(461,709)	888,369	433,527	208,735		(468,231)
Change in Net Assets Resulting from Operations	(842,093)	349,014	(597,288)	(759,124)		(2,195,839)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—
Net realized gains on investments	—	—	—	—		—
Tax return of capital	—	—	—	—		—
Total distributions	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,176,309	—	1,652,404	2,027,734		7,713,574
Cost of shares redeemed	(2,382,830)	—	—	(2,210,791)		(3,387,352)
Change in net assets resulting from capital transactions	(206,521)	—	1,652,404	(183,057)		4,326,222
Change in net assets	(1,048,614)	349,014	1,055,116	(942,181)		2,130,383
NET ASSETS:
Beginning of period	$2,443,099	$2,094,085	$3,087,851	$4,030,032		$—
End of period	$1,394,485	$2,443,099	$4,142,967	$3,087,851		$2,130,383
Accumulated undistributed net investment income (loss) included in end of period net assets	$(24,766)	$(12,909)	$(34,921)	$(17,107)		$(16,800)
SHARE TRANSACTIONS:
Beginning of period	59,989	59,989	99,961	100,000	(b)	—	(i)
Issued	75,000	—	75,000	50,000	(b)	62,500	(i)
Issued in-kind	—	—	—	—	(b)	—	(i)
Redeemed	(75,000)	—	—	(50,039	)(b)	(25,000	)(i)
Redemption in-kind	—	—	—	—	(b)	—	(i)
Shares outstanding, end of period	59,989	59,989	174,961	99,961	(b)	37,500	(i)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 241

	Short MSCI EAFE		Short MSCI Emerging Markets		Short FTSE China 25
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,383,462)	$(1,889,475)	$(2,165,516)	$(2,271,196)	$(73,867)	$(94,101)
Net realized gain (loss)	(23,487,305)	(18,033,124)	(48,108,524)	13,205,413	(2,938,704)	138,035
Change in net unrealized appreciation/depreciation	(30,508,543)	20,197,604	4,370,970	4,840,690	829,849	(193,589)
Change in Net Assets Resulting from Operations	(55,379,310)	275,005	(45,903,070)	15,774,907	(2,182,722)	(149,655)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	133,853,736	395,714,892	145,911,354	229,823,221	593	12,175,788
Cost of shares redeemed	(176,612,458)	(244,173,696)	(184,455,099)	(148,178,585)	(5,356,495)	(10,552,657)
Change in net assets resulting from capital transactions	(42,758,722)	151,541,196	(38,543,745)	81,644,636	(5,355,902)	1,623,131
Change in net assets	(98,138,032)	151,816,201	(84,446,815)	97,419,543	(7,538,624)	1,473,476
NET ASSETS:
Beginning of period	$255,567,236	$103,751,035	$318,149,507	$220,729,964	$11,394,684	$9,921,208
End of period	$157,429,204	$255,567,236	$233,702,692	$318,149,507	$3,856,060	$11,394,684
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,041,330)	$(1,060,739)	$(3,009,493)	$(1,268,355)	$(110,533)	$(54,343)
SHARE TRANSACTIONS:
Beginning of period	4,875,000	2,250,000	9,675,000	7,500,000	250,000	250,001
Issued	3,150,000	7,650,000	5,100,000	6,825,000	—	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,975,000)	(5,025,000)	(6,525,000)	(4,650,000)	(150,000)	(250,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,050,000	4,875,000	8,250,000	9,675,000	100,000	250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI EAFE				UltraShort MSCI Emerging Markets		UltraShort Europe
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(107,133)		$(203,008)		$(628,347)	$(858,313)	$(1,102,683)	$(1,072,830)
Net realized gain (loss)	(5,492,843)		2,137,531		(28,617,352)	(22,494,774)	(120,880,209)	(15,068,994)
Change in net unrealized appreciation/depreciation	(3,876,351)		(59,149)		(13,446,837)	41,245,501	(13,554,902)	20,470,419
Change in Net Assets Resulting from Operations	(9,476,327)		1,875,374		(42,692,536)	17,892,414	(135,537,794)	4,328,595
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,206,683		31,449,334		100,095,026	140,520,735	122,122,906	285,584,433
Cost of shares redeemed	(18,204,899)		(24,488,404)		(113,441,224)	(169,461,442)	(183,434,789)	(51,464,593)
Change in net assets resulting from capital transactions	(7,998,216)		6,960,930		(13,346,198)	(28,940,707)	(61,311,883)	234,119,840
Change in net assets	(17,474,543)		8,836,304		(56,038,734)	(11,048,293)	(196,849,677)	238,448,435
NET ASSETS:
Beginning of period	$23,948,689		$15,112,385		$107,138,465	$118,186,758	$278,856,993	$40,408,558
End of period	$6,474,146		$23,948,689		$51,099,731	$107,138,465	$82,007,316	$278,856,993
Accumulated undistributed net investment income (loss) included in end of period net assets	$(176,138)		$(115,208)		$(919,081)	$(440,912)	$(1,620,011)	$(746,197)
SHARE TRANSACTIONS:
Beginning of period	225,000	(i)	168,750	(i)	3,269,744	4,094,744	5,949,847	949,847
Issued	131,250	(i)	281,250	(i)	3,450,000	4,050,000	3,550,000	6,000,000
Issued in-kind	—	(i)	—	(i)	—	—	—	—
Redeemed	(243,750	)(i)	(225,000	)(i)	(4,575,000)	(4,875,000)	(5,800,000)	(1,000,000)
Redemption in-kind	—	(i)	—	(i)	—	—	—	—
Shares outstanding, end of period	112,500	(i)	225,000	(i)	2,144,744	3,269,744	3,699,847	5,949,847

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 243

	UltraShort MSCI Pacific ex-Japan		UltraShort MSCI Brazil Capped			UltraShort FTSE China 25
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,729)	$(22,824)	$(136,704)	$(130,488)		$(1,286,887)	$(1,751,343)
Net realized gain (loss)	(1,474,641)	780,990	(1,106,494)	3,593,723		(18,835,616)	(26,343,644)
Change in net unrealized appreciation/depreciation	435,258	(385,394)	(1,303,535)	1,925,017		(46,453,361)	80,715,753
Change in Net Assets Resulting from Operations	(1,055,112)	372,772	(2,546,733)	5,388,252		(66,575,864)	52,620,766
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,777,167	1,085	14,435,410	17,136,268		45,537,340	110,360,596
Cost of shares redeemed	(1,747,601)	(4,959,772)	(14,526,638)	(17,543,752)		(51,827,174)	(131,957,685)
Change in net assets resulting from capital transactions	29,566	(4,958,687)	(91,228)	(407,484)		(6,289,834)	(21,597,089)
Change in net assets	(1,025,546)	(4,585,915)	(2,637,961)	4,980,768		(72,865,698)	31,023,677
NET ASSETS:
Beginning of period	$2,498,442	$7,084,357	$19,213,036	$14,232,268		$204,750,718	$173,727,041
End of period	$1,472,896	$2,498,442	$16,575,075	$19,213,036		$131,885,020	$204,750,718
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,521)	$(11,867)	$(186,980)	$(76,704)		$(1,949,475)	$(952,607)
SHARE TRANSACTIONS:
Beginning of period	49,992	149,992	224,951	237,500	(e)	6,794,589	6,869,589
Issued	50,000	—	200,000	225,000	(e)	1,950,000	3,825,000
Issued in-kind	—	—	—	—	(e)	—	—
Redeemed	(50,000)	(100,000)	(200,000)	(237,549	)(e)	(2,400,000)	(3,900,000)
Redemption in-kind	—	—	—	—	(e)	—	—
Shares outstanding, end of period	49,992	49,992	224,951	224,951	(e)	6,344,589	6,794,589

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Japan		UltraShort MSCI Mexico Capped IMI		Short 7-10 Year Treasury
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(83,852)	$(174,609)	$(15,889)	$(21,799)	$(166,103)	$(146,672)
Net realized gain (loss)	57,690	(1,016,668)	(850,936)	(624,802)	(745,611)	(1,365,404)
Change in net unrealized appreciation/depreciation	(5,004,854)	648,389	157,513	460,267	1,000,365	(667,637)
Change in Net Assets Resulting from Operations	(5,031,016)	(542,888)	(709,312)	(186,334)	88,651	(2,179,713)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,807,567	5,737	2,465,710	—	19,445,449	15,193,939
Cost of shares redeemed	(6,293,581)	(25,543,485)	(1,548,877)	—	(2,416,265)	(5,971,631)
Change in net assets resulting from capital transactions	3,513,986	(25,537,748)	916,833	—	17,029,184	9,222,308
Change in net assets	(1,517,030)	(26,080,636)	207,521	(186,334)	17,117,835	7,042,595
NET ASSETS:
Beginning of period	$11,558,234	$37,638,870	$2,279,162	$2,465,496	$14,715,765	$7,673,170
End of period	$10,041,204	$11,558,234	$2,486,683	$2,279,162	$31,833,600	$14,715,765
Accumulated undistributed net investment income (loss) included in end of period net assets	$(129,549)	$(73,115)	$(22,965)	$(11,088)	$(231,474)	$(93,713)
SHARE TRANSACTIONS:
Beginning of period	300,000	1,050,000	49,986	49,986	450,000	200,001
Issued	450,000	—	100,000	—	600,000	425,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	(750,000)	(50,000)	—	(75,000)	(175,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	450,000	300,000	99,986	49,986	975,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 245

	Short 20+ Year Treasury		Short High Yield		Short Investment Grade Corporate
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,447,471)	$(7,908,903)	$(355,337)	$(337,912)	$(34,572)	$(27,565)
Net realized gain (loss)	(139,799,656)	(201,405,624)	(5,119,508)	(2,073,917)	(583,407)	(106,179)
Change in net unrealized appreciation/depreciation	191,084,497	(140,353,450)	(1,219,173)	(2,652,514)	373,820	(243,102)
Change in Net Assets Resulting from Operations	43,837,370	(349,667,977)	(6,694,018)	(5,064,343)	(244,159)	(376,846)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	435,364,926	730,583,985	57,488,777	117,378,508	1,615,499	1,847,236
Cost of shares redeemed	(203,529,067)	(539,223,728)	(51,291,390)	(74,689,260)	(3,198,408)	(1,894,363)
Change in net assets resulting from capital transactions	231,835,859	191,360,257	6,197,387	42,689,248	(1,582,909)	(47,127)
Change in net assets	275,673,229	(158,307,720)	(496,631)	37,624,905	(1,827,068)	(423,973)
NET ASSETS:
Beginning of period	$848,315,851	$1,006,623,571	$47,370,520	$9,745,615	$3,431,457	$3,855,430
End of period	$1,123,989,080	$848,315,851	$46,873,889	$47,370,520	$1,604,389	$3,431,457
Accumulated undistributed net investment income (loss) included in end of period net assets	$(10,406,125)	$(4,133,415)	$(471,368)	$(179,875)	$(47,361)	$(16,838)
SHARE TRANSACTIONS:
Beginning of period	29,250,000	24,150,001	1,300,000	250,001	100,000	100,001
Issued	14,600,000	21,050,000	1,750,000	3,000,000	50,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(7,000,000)	(15,950,001)	(1,550,000)	(1,950,001)	(100,000)	(50,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	36,850,000	29,250,000	1,500,000	1,300,000	50,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

246 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort 3-7 Year Treasury		UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,429)	$(39,858)	$(2,595,709)	$(3,697,705)	$(25,898,692)		$(35,588,331)
Net realized gain (loss)	—	(693,873)	(22,619,752)	(84,758,099)	(892,071,791)		(2,888,230,844)
Change in net unrealized appreciation/depreciation	(27,340)	56,717	26,231,485	(44,087,806)	1,291,043,006		(445,307,317)
Change in Net Assets Resulting from Operations	(68,769)	(677,014)	1,016,024	(132,543,610)	373,072,523		(3,369,126,492)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,796,700	65,996,461	305,144,837	3,402,221,451		4,666,332,108
Cost of shares redeemed	—	(33)	(93,750,660)	(315,976,296)	(3,086,680,441)		(3,929,004,187)
Change in net assets resulting from capital transactions	—	1,796,667	(27,754,199)	(10,831,459)	315,541,010		737,327,921
Change in net assets	(68,769)	1,119,653	(26,738,175)	(143,375,069)	688,613,533		(2,631,798,571)
NET ASSETS:
Beginning of period	$4,886,425	$3,766,772	$335,461,642	$478,836,711	$3,174,818,267		$5,806,616,838
End of period	$4,817,656	$4,886,425	$308,723,467	$335,461,642	$3,863,431,800		$3,174,818,267
Accumulated undistributed net investment income (loss) included in end of period net assets	$(58,063)	$(23,291)	$(3,919,679)	$(1,936,362)	$(36,999,856)		$(16,289,747)
SHARE TRANSACTIONS:
Beginning of period	150,000	100,001	11,925,000	12,375,000	51,000,000	(h)	43,800,000	(h)
Issued	—	50,000	2,400,000	9,450,000	53,250,000	(h)	52,068,750	(h)
Issued in-kind	—	—	—	—	—	(h)	—	(h)
Redeemed	—	(1)	(3,375,000)	(9,900,000)	(47,743,071	)(h)	(44,868,750	)(h)
Redemption in-kind	—	—	—	—	—	(h)	—	(h)
Shares outstanding, end of period	150,000	150,000	10,950,000	11,925,000	56,506,929	(h)	51,000,000	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 247

	UltraShort TIPS		UltraPro Short 20+ Year Treasury				Ultra Russell3000
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013		March 27, 2012* through May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(38,719)	$(25,466)	$(236,328)		$(6,280)		$(15,373)		$(27,957)
Net realized gain (loss)	(609,891)	(559,038)	(3,227,587)		(8,509)		1,370,855		1,112,460
Change in net unrealized appreciation/depreciation	910,864	(315,300)	9,849,007		(1,515,161)		965,789		(1,019,929)
Change in Net Assets Resulting from Operations	262,254	(899,804)	6,385,092		(1,529,950)		2,321,271		64,574
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,594,580	2,899,626	61,693,644		9,774,037		—		14,915,785
Cost of shares redeemed	—	(1,474,597)	(9,630,346)		(3,134,913)		—		(19,903,708)
Change in net assets resulting from capital transactions	2,594,580	1,425,029	52,063,298		6,639,124		—		(4,987,923)
Change in net assets	2,856,834	525,225	58,448,390		5,109,174		2,321,271		(4,923,349)
NET ASSETS:
Beginning of period	$4,042,318	$3,517,093	$5,109,174		$—		$3,967,902		$8,891,251
End of period	$6,899,152	$4,042,318	$63,557,564		$5,109,174		$6,289,173		$3,967,902
Accumulated undistributed net investment income (loss) included in end of period net assets	$(49,181)	$(12,816)	$(182,315)		$(6,280)		$(29,142)		$(22,221)
SHARE TRANSACTIONS:
Beginning of period	150,000	100,001	75,000	(i)	—	(i)	100,000	(j)	200,002	(j)
Issued	100,000	100,000	887,500	(i)	112,500	(i)	—	(j)	400,000	(j)
Issued in-kind	—	—	—	(i)	—	(i)	—	(j)	—	(j)
Redeemed	—	(50,001)	(137,500	)(i)	(37,500	)(i)	—	(j)	(200,002	)(j)
Redemption in-kind	—	—	—	(i)	—	(i)	—	(j)	(300,000	)(j)
Shares outstanding, end of period	250,000	150,000	825,000	(i)	75,000	(i)	100,000	(j)	100,000	(j)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra S&P500®		Ultra QQQ®			Ultra Dow30SM
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,994,810	$8,891,138	$2,262,547	$(2,782,655)		$874,970	$1,101,798
Net realized gain (loss)	566,510,291	380,262,282	163,377,520	253,683,411		36,850,732	79,862,131
Change in net unrealized appreciation/depreciation	160,879,442	(415,862,670)	46,440,990	(171,074,499)		57,929,269	(74,389,040)
Change in Net Assets Resulting from Operations	734,384,543	(26,709,250)	212,081,057	79,826,257		95,654,971	6,574,889
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,814,949)	(8,706,663)	(2,148,625)	—		(662,263)	(1,321,063)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	(6,814,949)	(8,706,663)	(2,148,625)	—		(662,263)	(1,321,063)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,419,492,887	1,946,540,783	768,923,518	890,554,828		149,181,311	222,224,172
Cost of shares redeemed	(1,994,443,245)	(2,296,200,081)	(1,135,522,815)	(1,092,949,417)		(193,572,581)	(361,465,885)
Change in net assets resulting from capital transactions	425,049,642	(349,659,298)	(366,599,297)	(202,394,589)		(44,391,270)	(139,241,713)
Change in net assets	1,152,619,236	(385,075,211)	(156,666,865)	(122,568,332)		50,601,438	(133,987,887)
NET ASSETS:
Beginning of period	$1,276,641,967	$1,661,717,178	$646,296,732	$768,865,064		$206,097,231	$340,085,118
End of period	$2,429,261,203	$1,276,641,967	$489,629,867	$646,296,732		$256,698,669	$206,097,231
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,833,759	$1,653,898	$(924,785)	$(1,207,848)		$266,059	$(10,450)
SHARE TRANSACTIONS:
Beginning of period	25,200,000	30,225,000	12,975,000	16,650,000	(c)	3,300,000	5,250,000
Issued	24,225,000	6,750,000	4,200,000	2,250,000	(c)	1,200,000	300,000
Issued in-kind	14,025,000	35,475,000	9,750,000	18,075,000	(c)	825,000	3,900,000
Redeemed	(11,850,000)	(6,750,000)	(9,150,000)	(2,025,000	)(c)	(1,650,000)	(300,000)
Redemption in-kind	(20,925,000)	(40,500,000)	(10,650,000)	(21,975,000	)(c)	(975,000)	(5,850,000)
Shares outstanding, end of period	30,675,000	25,200,000	7,125,000	12,975,000	(c)	2,700,000	3,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 249

	Ultra MidCap400		Ultra Russell2000		Ultra SmallCap600
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(258,748)	$(310,032)	$(1,408,228)	$(219,132)	$(62,080)	$(34,743)
Net realized gain (loss)	164,441,122	6,665,542	68,853,787	25,455,044	9,139,167	7,130,119
Change in net unrealized appreciation/depreciation	7,509,845	(29,311,753)	54,637,504	(91,918,849)	2,411,380	(15,199,292)
Change in Net Assets Resulting from Operations	171,692,219	(22,956,243)	122,083,063	(66,682,937)	11,488,467	(8,103,916)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(373,839)	—	—	(53,563)	(3,862)	(12,744)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(373,839)	—	—	(53,563)	(3,862)	(12,744)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,260,338,975	360,089,051	1,853,128,771	647,753,136	—	2,924
Cost of shares redeemed	(1,405,522,342)	(425,967,531)	(1,983,172,249)	(698,629,300)	(7,367,631)	(17,549,769)
Change in net assets resulting from capital transactions	(145,183,367)	(65,878,480)	(130,043,478)	(50,876,164)	(7,367,631)	(17,546,845)
Change in net assets	26,135,013	(88,834,723)	(7,960,415)	(117,612,664)	4,116,974	(25,663,505)
NET ASSETS:
Beginning of period	$78,076,886	$166,911,609	$154,414,259	$272,026,923	$23,336,854	$49,000,359
End of period	$104,211,899	$78,076,886	$146,453,844	$154,414,259	$27,453,828	$23,336,854
Accumulated undistributed net investment income (loss) included in end of period net assets	$(803,359)	$(170,774)	$(1,237,238)	$152,502	$(16,140)	$33,195
SHARE TRANSACTIONS:
Beginning of period	1,275,000	2,175,000	4,200,000	5,475,000	525,000	900,000
Issued	12,750,000	3,000,000	35,925,000	7,650,000	—	—
Issued in-kind	4,875,000	2,925,000	5,100,000	8,700,000	—	—
Redeemed	(3,375,000)	(3,975,000)	(22,500,000)	(6,375,000)	—	(225,000)
Redemption in-kind	(14,475,000)	(2,850,000)	(20,325,000)	(11,250,000)	(150,000)	(150,000)
Shares outstanding, end of period	1,050,000	1,275,000	2,400,000	4,200,000	375,000	525,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro S&P500®				UltraPro QQQ®			UltraPro Dow30SM
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$337,053		$653,333		$(618,369)	$(629,385)		$141,780	$280,837
Net realized gain (loss)	161,708,119		58,103,092		64,028,181	63,362,178		20,879,632	11,601,831
Change in net unrealized appreciation/depreciation	46,578,407		(67,109,020)		51,356,484	(24,650,863)		13,961,633	(6,086,895)
Change in Net Assets Resulting from Operations	208,623,579		(8,352,595)		114,766,296	38,081,930		34,983,045	5,795,773
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(205,420)		(193,247)		—	—		(75,945)	(279,064)
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	(205,420)		(193,247)		—	—		(75,945)	(279,064)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	546,981,879		884,942,323		320,194,636	400,646,835		74,286,383	58,383,794
Cost of shares redeemed	(673,641,874)		(873,423,731)		(416,043,967)	(377,624,749)		(84,641,912)	(66,653,095)
Change in net assets resulting from capital transactions	(126,659,995)		11,518,592		(95,849,331)	23,022,086		(10,355,529)	(8,269,301)
Change in net assets	81,758,164		2,972,750		18,916,965	61,104,016		24,551,571	(2,752,592)
NET ASSETS:
Beginning of period	$273,720,692		$270,747,942		$193,446,283	$132,342,267		$43,742,823	$46,495,415
End of period	$355,478,856		$273,720,692		$212,363,248	$193,446,283		$68,294,394	$43,742,823
Accumulated undistributed net investment income (loss) included in end of period net assets	$133,866		$265,621		$(391,452)	$(267,523)		$101,110	$42,422
SHARE TRANSACTIONS:
Beginning of period	8,000,000	(j)	6,500,000	(j)	4,250,000	3,000,000	(c)	950,000	900,003	(d)
Issued	7,200,000	(j)	12,400,000	(j)	5,550,000	2,900,000	(c)	750,000	750,000	(d)
Issued in-kind	5,300,000	(j)	16,800,000	(j)	550,000	7,850,000	(c)	500,000	750,000	(d)
Redeemed	(2,900,000	)(j)	(9,400,000	)(j)	(2,300,000)	(300,000	)(c)	(450,000)	(3	)(d)
Redemption in-kind	(12,200,000	)(j)	(18,300,000	)(j)	(5,100,000)	(9,200,000	)(c)	(950,000)	(1,450,000	)(d)
Shares outstanding, end of period	5,400,000	(j)	8,000,000	(j)	2,950,000	4,250,000	(c)	800,000	950,000	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 251

	UltraPro MidCap400				UltraPro Russell2000				Ultra Russell1000 Value
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,707)		$(147,435)		$(293,348)		$(76,599)		$12,710	$27,478
Net realized gain (loss)	13,463,992		9,189,772		37,389,211		(1,107,470)		2,214,124	930,070
Change in net unrealized appreciation/depreciation	5,155,832		(19,239,480)		23,220,108		(14,077,716)		851,787	(2,506,445)
Change in Net Assets Resulting from Operations	18,551,117		(10,197,143)		60,315,971		(15,261,785)		3,078,621	(1,548,897)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(19,290)		(2,312)		(14,658)	(29,931)
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		(19,290)		(2,312)		(14,658)	(29,931)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	45,629,991		28,256,083		98,885,122		117,715,421		—	764
Cost of shares redeemed	(60,799,873)		(41,726,225)		(128,841,981)		(91,103,800)		(2,202,622)	(7,088,600)
Change in net assets resulting from capital transactions	(15,169,882)		(13,470,142)		(29,956,859)		26,611,621		(2,202,622)	(7,087,836)
Change in net assets	3,381,235		(23,667,285)		30,339,822		11,347,524		861,341	(8,666,664)
NET ASSETS:
Beginning of period	$22,748,187		$46,415,472		$84,407,413		$73,059,889		$6,433,780	$15,100,444
End of period	$26,129,422		$22,748,187		$114,747,235		$84,407,413		$7,295,121	$6,433,780
Accumulated undistributed net investment income (loss) included in end of period net assets	$(123,881)		$(84,893)		$(291,242)		$16,891		$15,954	$16,150
SHARE TRANSACTIONS:
Beginning of period	700,000	(j)	900,000	(j)	3,200,000	(j)	1,500,000	(j)	225,000	450,000
Issued	1,000,000	(j)	900,000	(j)	2,200,000	(j)	3,400,000	(j)	—	—
Issued in-kind	100,000	(j)	100,000	(j)	400,000	(j)	1,300,000	(j)	—	—
Redeemed	(800,000	)(j)	(500,000	)(j)	(400,000	)(j)	(1,400,000	)(j)	—	—
Redemption in-kind	(600,000	)(j)	(700,000	)(j)	(3,300,000	)(j)	(1,600,000	)(j)	(75,000)	(225,000)
Shares outstanding, end of period	400,000	(j)	700,000	(j)	2,100,000	(j)	3,200,000	(j)	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

252 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell1000 Growth		Ultra Russell MidCap Value		Ultra Russell MidCap Growth
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,394	$5,556	$(10,142)	$17,699	$(44,915)	$(73,410)
Net realized gain (loss)	4,082,670	3,082,386	1,277,659	2,028,897	2,289,562	591,235
Change in net unrealized appreciation/depreciation	1,650,954	(3,503,142)	2,473,266	(3,618,458)	1,883,911	(6,405,079)
Change in Net Assets Resulting from Operations	5,754,018	(415,200)	3,740,783	(1,571,862)	4,128,558	(5,887,254)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,040)	(15,496)	—	(13,656)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(25,040)	(15,496)	—	(13,656)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	487	—	309	—	11,844,942
Cost of shares redeemed	—	(4,511,753)	—	(2,882,780)	(3,819,729)	(12,980,400)
Change in net assets resulting from capital transactions	—	(4,511,266)	—	(2,882,471)	(3,819,729)	(1,135,458)
Change in net assets	5,728,978	(4,941,962)	3,740,783	(4,467,989)	308,829	(7,022,712)
NET ASSETS:
Beginning of period	$12,662,447	$17,604,409	$5,133,522	$9,601,511	$10,499,920	$17,522,632
End of period	$18,391,425	$12,662,447	$8,874,305	$5,133,522	$10,808,749	$10,499,920
Accumulated undistributed net investment income (loss) included in end of period net assets	$23,707	$27,883	$(15,231)	$(5,251)	$(65,256)	$(21,649)
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	150,000	225,000	225,000	300,000
Issued	—	—	—	—	—	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(75,000)	—	(75,000)	(75,000)	(300,000)
Shares outstanding, end of period	225,000	225,000	150,000	150,000	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 253

	Ultra Russell2000 Value		Ultra Russell2000 Growth		Ultra Basic Materials
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,971	$27,750	$(49,272)	$(106,725)	$1,423,256	$815,744
Net realized gain (loss)	3,227,345	(196,837)	4,759,302	5,022,049	23,697,255	(69,629,517)
Change in net unrealized appreciation/depreciation	1,464,589	(4,682,948)	1,439,038	(11,432,887)	19,517,007	(71,665,068)
Change in Net Assets Resulting from Operations	4,719,905	(4,852,035)	6,149,068	(6,517,563)	44,637,518	(140,478,841)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,996)	(25,017)	(1,068)	—	(837,725)	(294,196)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(25,996)	(25,017)	(1,068)	—	(837,725)	(294,196)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,371,442	12,725,642	2,553	4,606,432	81,630,271
Cost of shares redeemed	(2,819,932)	(8,108,923)	(15,935,657)	(15,705,521)	(82,176,453)	(133,482,151)
Change in net assets resulting from capital transactions	(2,819,932)	(5,737,481)	(3,210,015)	(15,702,968)	(77,570,021)	(51,851,880)
Change in net assets	1,873,977	(10,614,533)	2,937,985	(22,220,531)	(33,770,228)	(192,624,917)
NET ASSETS:
Beginning of period	$7,839,534	$18,454,067	$12,552,252	$34,772,783	$157,581,338	$350,206,255
End of period	$9,713,511	$7,839,534	$15,490,237	$12,552,252	$123,811,110	$157,581,338
Accumulated undistributed net investment income (loss) included in end of period net assets	$8,510	$5,409	$(75,719)	$(34,546)	$340,475	$345,307
SHARE TRANSACTIONS:
Beginning of period	300,000	525,000	300,000	600,000	5,250,000	6,450,000
Issued	—	—	75,000	—	—	150,000
Issued in-kind	—	75,000	150,000	—	150,000	2,025,000
Redeemed	(75,000)	—	(150,000)	(150,000)	(300,000)	—
Redemption in-kind	—	(300,000)	(150,000)	(150,000)	(1,950,000)	(3,375,000)
Shares outstanding, end of period	225,000	300,000	225,000	300,000	3,150,000	5,250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

254 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Nasdaq Biotechnology				Ultra Consumer Goods				Ultra Consumer Services
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(302,085)		$(146,270)		$104,002		$71,429		$44,265		$(26,900)
Net realized gain (loss)	15,375,313		(1,790,858)		4,270,886		1,309,003		5,686,098		(908,464)
Change in net unrealized appreciation/depreciation	20,901,620		(1,290,483)		2,462,272		(1,068,306)		870,869		929,419
Change in Net Assets Resulting from Operations	35,974,848		(3,227,611)		6,837,160		312,126		6,601,232		(5,945)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(78,240)		(33,846)		(49,911)		—
Net realized gains on investments	—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—
Total distributions	—		—		(78,240)		(33,846)		(49,911)		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	63,212,586		23,679,540		28,355,230		684		25,634,357		—
Cost of shares redeemed	(10,971,200)		(16,895,998)		(28,377,907)		(6,210,423)		(17,298,987)		(3,446,146)
Change in net assets resulting from capital transactions	52,241,386		6,783,542		(22,677)		(6,209,739)		8,335,370		(3,446,146)
Change in net assets	88,216,234		3,555,931		6,736,243		(5,931,459)		14,886,691		(3,452,091)
NET ASSETS:
Beginning of period	$23,776,255		$20,220,324		$12,806,445		$18,737,904		$9,613,084		$13,065,175
End of period	$111,992,489		$23,776,255		$19,542,688		$12,806,445		$24,499,775		$9,613,084
Accumulated undistributed net investment income (loss) included in end of period net assets	$(358,825)		$(79,049)		$26,857		$11,616		$(5,197)		$(9,128)
SHARE TRANSACTIONS:
Beginning of period	500,000	(g)	500,002	(g)	300,000	(j)	450,000	(j)	300,000	(j)	450,000	(j)
Issued	250,000	(g)	100,000	(g)	600,000	(j)	—	(j)	450,000	(j)	—	(j)
Issued in-kind	600,000	(g)	500,000	(g)	—	(j)	—	(j)	150,000	(j)	—	(j)
Redeemed	—	(g)	(2	)(g)	(450,000	)(j)	—	(j)	(300,000	)(j)	(150,000	)(j)
Redemption in-kind	(200,000	)(g)	(600,000	)(g)	(150,000	)(j)	(150,000	)(j)	(150,000	)(j)	—	(j)
Shares outstanding, end of period	1,150,000	(g)	500,000	(g)	300,000	(j)	300,000	(j)	450,000	(j)	300,000	(j)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 255

	Ultra Financials		Ultra Health Care				Ultra Industrials
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,007,643	$4,585,107	$271,704		$270,661		$57,548	$100,226
Net realized gain (loss)	262,995,828	(24,030,947)	16,539,045		496,454		2,377,225	(501,766)
Change in net unrealized appreciation/depreciation	224,064,089	(234,836,712)	12,781,655		(4,452,647)		7,711,418	(7,359,508)
Change in Net Assets Resulting from Operations	492,067,560	(254,282,552)	29,592,404		(3,685,532)		10,146,191	(7,761,048)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,384,573)	(4,149,141)	(233,411)		(277,889)		(44,055)	(79,979)
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	(5,384,573)	(4,149,141)	(233,411)		(277,889)		(44,055)	(79,979)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,681,906	65,358,421	14,616,391		4,935,591		46,019,279	2,743
Cost of shares redeemed	(444,154,529)	(287,275,770)	(5,841,317)		(16,934,834)		(54,175,393)	(25,255,159)
Change in net assets resulting from capital transactions	(408,472,623)	(221,917,349)	8,775,074		(11,999,243)		(8,156,114)	(25,252,416)
Change in net assets	78,210,364	(480,349,042)	38,134,067		(15,962,664)		1,946,022	(33,093,443)
NET ASSETS:
Beginning of period	$711,696,285	$1,192,045,327	$35,506,686		$51,469,350		$19,921,093	$53,014,536
End of period	$789,906,649	$711,696,285	$73,640,753		$35,506,686		$21,867,115	$19,921,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,033,830	$1,410,760	$77,076		$38,783		$13,560	$23,630
SHARE TRANSACTIONS:
Beginning of period	13,909,625	17,734,625	1,050,000	(j)	1,500,000	(j)	450,000	975,000
Issued	75,000	75,000	—	(j)	—	(j)	900,000	—
Issued in-kind	525,000	1,500,000	300,000	(j)	150,000	(j)	—	—
Redeemed	(900,000)	(225,000)	—	(j)	(450,000	)(j)	(900,000)	(150,000)
Redemption in-kind	(5,400,000)	(5,175,000)	(150,000	)(j)	(150,000	)(j)	(150,000)	(375,000)
Shares outstanding, end of period	8,209,625	13,909,625	1,200,000	(j)	1,050,000	(j)	300,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

256 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Oil & Gas		Ultra Real Estate		Ultra KBW Regional Banking
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,389,343	$430,325	$3,238,454	$4,073,592	$35,893	$23,499
Net realized gain (loss)	45,954,024	94,614,796	78,022,556	101,587,303	510,877	(570,000)
Change in net unrealized appreciation/depreciation	53,716,813	(188,198,426)	19,164,133	(155,985,422)	443,587	180,991
Change in Net Assets Resulting from Operations	101,060,180	(93,153,305)	100,425,143	(50,324,527)	990,357	(365,510)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(795,176)	(256,303)	(2,056,576)	(5,562,531)	(35,563)	(17,488)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(1,175)
Total distributions	(795,176)	(256,303)	(2,056,576)	(5,562,531)	(35,563)	(18,663)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	100,862,755	239,642,472	437,171,940	29,136,718	—	5,301,601
Cost of shares redeemed	(282,655,506)	(303,008,689)	(494,677,057)	(208,669,343)	(2,310,431)	(5,357,756)
Change in net assets resulting from capital transactions	(181,792,751)	(63,366,217)	(57,505,117)	(179,532,625)	(2,310,431)	(56,155)
Change in net assets	(81,527,747)	(156,775,825)	40,863,450	(235,419,683)	(1,355,637)	(440,328)
NET ASSETS:
Beginning of period	$226,723,705	$383,499,530	$326,652,758	$562,072,441	$4,271,861	$4,712,189
End of period	$145,195,958	$226,723,705	$367,516,208	$326,652,758	$2,916,224	$4,271,861
Accumulated undistributed net investment income (loss) included in end of period net assets	$858,453	$778,804	$2,522,992	$1,631,047	$7,061	$4,734
SHARE TRANSACTIONS:
Beginning of period	6,150,000	6,675,000	5,504,372	8,804,372	100,000	100,001
Issued	1,350,000	375,000	6,450,000	225,000	—	50,000
Issued in-kind	975,000	5,700,000	75,000	375,000	—	100,000
Redeemed	(2,850,000)	—	(3,750,000)	(900,000)	(50,000)	(1)
Redemption in-kind	(3,075,000)	(6,600,000)	(3,600,000)	(3,000,000)	—	(150,000)
Shares outstanding, end of period	2,550,000	6,150,000	4,679,372	5,504,372	50,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 257

	Ultra Semiconductors		Ultra Technology		Ultra Telecommunications
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$263,521	$67,003	$68,155	$(341,292)	$23,742	$18,046
Net realized gain (loss)	(2,943,911)	9,785,379	663,783	29,733,469	592,994	869,040
Change in net unrealized appreciation/depreciation	13,055,410	(20,626,975)	16,497,272	(28,929,213)	890,021	(2,637,337)
Change in Net Assets Resulting from Operations	10,375,020	(10,774,593)	17,229,210	462,964	1,506,757	(1,750,251)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(259,100)	(98,639)	(27,429)	—	(13,959)	(12,966)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(1,372)	—
Total distributions	(259,100)	(98,639)	(27,429)	—	(15,331)	(12,966)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,420,985	14,134,034	65,557,431	9,108,370	4,820,173	531
Cost of shares redeemed	(21,320,861)	(24,788,482)	(42,052,548)	(54,036,630)	(4,454,952)	(4,794,556)
Change in net assets resulting from capital transactions	(7,899,876)	(10,654,448)	23,504,883	(44,928,260)	365,221	(4,794,025)
Change in net assets	2,216,044	(21,527,680)	40,706,664	(44,465,296)	1,856,647	(6,557,242)
NET ASSETS:
Beginning of period	$32,711,233	$54,238,913	$83,158,698	$127,623,994	$3,323,762	$9,881,004
End of period	$34,927,277	$32,711,233	$123,865,362	$83,158,698	$5,180,409	$3,323,762
Accumulated undistributed net investment income (loss) included in end of period net assets	$103,808	$71,911	$(43,821)	$(95,758)	$54,330	$44,548
SHARE TRANSACTIONS:
Beginning of period	975,000	1,200,000	1,200,000	1,875,000	75,000	150,000
Issued	—	—	450,000	—	75,000	—
Issued in-kind	450,000	450,000	375,000	150,000	—	—
Redeemed	(225,000)	(75,000)	(150,000)	—	(75,000)	—
Redemption in-kind	(375,000)	(600,000)	(375,000)	(825,000)	—	(75,000)
Shares outstanding, end of period	825,000	975,000	1,500,000	1,200,000	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

258 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Utilities		UltraPro Financials	Ultra MSCI EAFE
	Year Ended May 31, 2013	Year Ended May 31, 2012	July 10, 2012* through May 31, 2013	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$307,005	$300,772	$2,626	$(96,880)	$(71,535)
Net realized gain (loss)	3,206,867	4,818,976	2,630,424	941,047	(1,804,430)
Change in net unrealized appreciation/depreciation	(75,857)	(3,206,007)	933,538	4,597,153	(3,036,274)
Change in Net Assets Resulting from Operations	3,438,015	1,913,741	3,566,588	5,441,320	(4,912,239)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(323,547)	(272,226)	(4,266)	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(323,547)	(272,226)	(4,266)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,465,522	7,633,902	17,098,144	1,047	3,474,523
Cost of shares redeemed	(10,346,446)	(7,689,033)	(11,317,048)	(4,753,325)	(66)
Change in net assets resulting from capital transactions	(4,880,924)	(55,131)	5,781,096	(4,752,278)	3,474,457
Change in net assets	(1,766,456)	1,586,384	9,343,418	689,042	(1,437,782)
NET ASSETS:
Beginning of period	$16,454,381	$14,867,997	$—	$8,035,788	$9,473,570
End of period	$14,687,925	$16,454,381	$9,343,418	$8,724,830	$8,035,788
Accumulated undistributed net investment income (loss) included in end of period net assets	$79,358	$94,409	$(1,640)	$(132,639)	$(44,952)
SHARE TRANSACTIONS:
Beginning of period	300,000	300,000	—	150,000	100,001
Issued	—	—	200,001	—	50,000
Issued in-kind	75,000	150,000	100,000	—	—
Redeemed	—	(75,000)	(100,000)	(50,000)	(1)
Redemption in-kind	(150,000)	(75,000)	(100,000)	—	—
Shares outstanding, end of period	225,000	300,000	100,001	100,000	150,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 259

	Ultra MSCI Emerging Markets		Ultra Europe		Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(280,533)	$(203,474)	$(62,176)	$(25,740)	$(23,876)	$(27,394)
Net realized gain (loss)	1,093,979	(5,863,595)	119,862	(882,363)	(94,363)	151,061
Change in net unrealized appreciation/depreciation	2,400,323	(9,750,580)	2,717,032	(1,198,718)	1,133,636	(1,521,857)
Change in Net Assets Resulting from Operations	3,213,769	(15,817,649)	2,774,718	(2,106,821)	1,015,397	(1,398,190)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	22,428,189	3,998,639	7,389,075	—	1,759,280	1,751,672
Cost of shares redeemed	(10,596,673)	(79)	(2,964,392)	(27)	(2,182,569)	(3,139,177)
Change in net assets resulting from capital transactions	11,831,516	3,998,560	4,424,683	(27)	(423,289)	(1,387,505)
Change in net assets	15,045,285	(11,819,089)	7,199,401	(2,106,848)	592,108	(2,785,695)
NET ASSETS:
Beginning of period	$21,465,407	$33,284,496	$2,130,414	$4,237,262	$1,213,363	$3,999,058
End of period	$36,510,692	$21,465,407	$9,329,815	$2,130,414	$1,805,471	$1,213,363
Accumulated undistributed net investment income (loss) included in end of period net assets	$(378,629)	$(133,737)	$(72,067)	$(13,623)	$(34,266)	$(14,467)
SHARE TRANSACTIONS:
Beginning of period	350,000	300,001	100,000	100,001	50,000	100,001
Issued	300,000	50,000	250,000	—	50,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(1)	(100,000)	(1)	(50,000)	(100,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	500,000	350,000	250,000	100,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

260 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Brazil Capped				Ultra FTSE China 25		Ultra MSCI Japan
	Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(99,272)		$(122,652)		$(287,738)	$(283,399)	$(179,189)	$(254,139)
Net realized gain (loss)	(1,905,772)		(3,002,941)		(753,922)	(3,482,223)	115,717	(344,591)
Change in net unrealized appreciation/depreciation	2,231,831		(7,659,824)		4,615,622	(18,147,311)	3,690,433	(6,386,853)
Change in Net Assets Resulting from Operations	226,787		(10,785,417)		3,573,962	(21,912,933)	3,626,961	(6,985,583)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,241,673		3,817,905		23,891,027	30,974,360	34,464,307	4,312
Cost of shares redeemed	(5,843,033)		(957,774)		(12,935,256)	(28,580,479)	(11,327,022)	(19,445,807)
Change in net assets resulting from capital transactions	(601,360)		2,860,131		10,955,771	2,393,881	23,137,285	(19,441,495)
Change in net assets	(374,573)		(7,925,286)		14,529,733	(19,519,052)	26,764,246	(26,427,078)
NET ASSETS:
Beginning of period	$8,934,621		$16,859,907		$24,675,550	$44,194,602	$17,251,985	$43,679,063
End of period	$8,560,048		$8,934,621		$39,205,283	$24,675,550	$44,016,231	$17,251,985
Accumulated undistributed net investment income (loss) included in end of period net assets	$(148,403)		$(67,353)		$(401,428)	$(158,293)	$(259,758)	$(117,325)
SHARE TRANSACTIONS:
Beginning of period	150,000	(h)	125,000	(h)	600,000	550,001	350,000	650,001
Issued	87,500	(h)	37,500	(h)	450,000	550,000	450,000	—
Issued in-kind	—	(h)	—	(h)	—	—	—	—
Redeemed	(87,552	)(h)	(12,500	)(h)	(250,000)	(500,001)	(200,000)	(300,001)
Redemption in-kind	—	(h)	—	(h)	—	—	—	—
Shares outstanding, end of period	149,948	(h)	150,000	(h)	800,000	600,000	600,000	350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 261

	Ultra MSCI Mexico Capped IMI		Ultra 7-10 Year Treasury			Ultra 20+ Year Treasury
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012		Year Ended May 31, 2013	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,813)	$(15,546)	$(14,363)	$207,407		$95,164	$7,847
Net realized gain (loss)	(123,414)	(187,206)	19,730,906	20,326,683		8,279,411	1,005,607
Change in net unrealized appreciation/depreciation	567,686	(408,985)	(112,362,497)	29,980,916		(10,349,339)	6,748,755
Change in Net Assets Resulting from Operations	415,459	(611,737)	(92,645,954)	50,515,006		(1,974,764)	7,762,209
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(115,135)	(20,390)		(12,993)	(110,381)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	(115,135)	(20,390)		(12,993)	(110,381)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,666,673	—	2,624,145,413	868,203,837		49,404,097	99,975,086
Cost of shares redeemed	—	(34)	(1,997,792,458)	(331,371,144)		(47,492,613)	(114,519,191)
Change in net assets resulting from capital transactions	2,666,673	(34)	626,352,955	536,832,693		1,911,484	(14,544,105)
Change in net assets	3,082,132	(611,771)	533,591,866	587,327,309		(76,273)	(6,892,277)
NET ASSETS:
Beginning of period	$1,463,436	$2,075,207	$600,387,817	$13,060,508		$18,744,777	$25,637,054
End of period	$4,545,568	$1,463,436	$1,133,979,683	$600,387,817		$18,668,504	$18,744,777
Accumulated undistributed net investment income (loss) included in end of period net assets	$(35,349)	$(8,839)	$(198,648)	$92,421		$90,453	$(11,632)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,001	10,550,000	300,002	(c)	250,000	600,002	(c)
Issued	50,000	—	25,450,000	9,300,000	(c)	400,000	1,550,000	(c)
Issued in-kind	—	—	19,950,000	7,250,000	(c)	300,000	100,000	(c)
Redeemed	—	(1)	(17,950,000)	(3,200,002	)(c)	(350,000)	(1,500,002	)(c)
Redemption in-kind	—	—	(17,300,000)	(3,100,000	)(c)	(300,000)	(500,000	)(c)
Shares outstanding, end of period	100,000	50,000	20,700,000	10,550,000	(c)	300,000	250,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

262 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra High Yield		Ultra Investment Grade Corporate		30 Year TIPS/TSY Spread
	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2013	January 10, 2012* through May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,320)	$(29,091)	$(43,918)	$(24,883)	$41,149	$44,189
Net realized gain (loss)	398,653	(183,241)	1,052,021	7	164,753	(107,002)
Change in net unrealized appreciation/depreciation	781,394	(152,886)	(797,991)	445,187	(209,956)	(89,485)
Change in Net Assets Resulting from Operations	1,136,727	(365,218)	210,112	420,311	(4,054)	(152,298)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(67,347)	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(67,347)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	292	2,191,260	2,654,779	485	—	4,004,040
Cost of shares redeemed	(2,667,391)	(1,769,699)	—	(2,162,379)	—	—
Change in net assets resulting from capital transactions	(2,667,099)	421,561	2,654,779	(2,161,894)	—	4,004,040
Change in net assets	(1,530,372)	56,343	2,864,891	(1,741,583)	(71,401)	3,851,742
NET ASSETS:
Beginning of period	$4,126,578	$4,070,235	$2,494,203	$4,235,786	$3,851,742	$—
End of period	$2,596,206	$4,126,578	$5,359,094	$2,494,203	$3,780,341	$3,851,742
Accumulated undistributed net investment income (loss) included in end of period net assets	$(56,057)	$(15,745)	$(52,987)	$(12,597)	$17,991	$44,189
SHARE TRANSACTIONS:
Beginning of period	100,000	100,001	50,000	100,001	100,001	—
Issued	—	50,000	50,000	—	—	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(50,001)	—	(50,001)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,000	100,000	100,000	50,000	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 263

	Short 30 Year TIPS/TSY Spread		UltraPro 10 Year TIPS/TSY Spread		UltraPro Short 10 Year TIPS/TSY Spread
	Year Ended May 31, 2013	January 10, 2012* through May 31, 2012	Year Ended May 31, 2013	February 7, 2012* through May 31, 2012	Year Ended May 31, 2013	February 7, 2012* through May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$68,933	$27,647	$(18,925)	$37,565	$16,075	$11,501
Net realized gain (loss)	29,450	(50,958)	(27,209)	(28,550)	(645,107)	2,233
Change in net unrealized appreciation/depreciation	(236,155)	120,703	49,269	(147,821)	473,602	65,918
Change in Net Assets Resulting from Operations	(137,772)	97,392	3,135	(138,806)	(155,430)	79,652
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(69,636)	(11,739)	(33,276)	—	(23,168)	(3,528)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(9,799)	—	—	—
Total distributions	(69,636)	(11,739)	(43,075)	—	(23,168)	(3,528)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,004,040	1,874	4,003,790	1,756	4,003,790
Cost of shares redeemed	—	—	(2,008,087)	—	(1,865,009)	—
Change in net assets resulting from capital transactions	—	4,004,040	(2,006,213)	4,003,790	(1,863,253)	4,003,790
Change in net assets	(207,408)	4,089,693	(2,046,153)	3,864,984	(2,041,851)	4,079,914
NET ASSETS:
Beginning of period	$4,089,693	$—	$3,864,984	$—	$4,079,914	$—
End of period	$3,882,285	$4,089,693	$1,818,831	$3,864,984	$2,038,063	$4,079,914
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,205	$15,908	$(14,636)	$37,565	$880	$7,973
SHARE TRANSACTIONS:
Beginning of period	100,001	—	100,001	—	100,001	—
Issued	—	100,001	—	100,001	—	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(50,000)	—	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	50,001	100,001	50,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

264 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

Financial Highlights

Financial Highlights :: ProShares Trust :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
USD Covered Bond
Year ended May 31, 2013	$100.17	$0.96	$1.53	$—	$2.49	$(0.96)	$—	$—	$(0.96)	$101.70	2.49%	1.46%
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06
High Yield-Interest Rate Hedged
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56
Global Listed Private Equity ETF
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—	0.82	—	—	—	—	40.82	2.05	1.90
Hedge Replication ETF
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
USD Covered Bond
Year ended May 31, 2013	1.01%	0.35%	0.29%	0.95%	$6,611	24%
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22
High Yield-Interest Rate Hedged
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)
Global Listed Private Equity ETF
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4
Hedge Replication ETF
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158

*  Commencement of investment operations.

See accompanying notes to the financial statements.

266 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Year ended May 31, 2013	$59.46	$0.90	$17.01	$—		$17.91	$(0.41)	$—	$—	$(0.41)	$76.96	30.22%	30.25%
Year ended May 31, 2012	62.15	0.62	(2.81)	—	(h)	(2.19)	(0.50)	—	—	(0.50)	59.46	(3.51)	(3.06)
Year ended May 31, 2011	49.79	0.57	12.19	—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62
July 13, 2009* through May 31, 2010	40.00	0.38	9.63	0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71
Merger ETF
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—		(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)
RAFI® Long/Short
Year ended May 31, 2013	36.02	0.43	5.97	—		6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01		(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02		1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57
Short S&P500®
Year ended May 31, 2013	38.09	(0.27)	(8.56)	—		(8.83)	—	—	—	—	29.26	(23.19)	(23.20)
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01		(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01		(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01		(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03		15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Year ended May 31, 2013	1.09%	0.75%	1.00%	1.33%	$138,523	75%
Year ended May 31, 2012	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101
Merger ETF
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274
RAFI® Long/Short
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45
Short S&P500®
Year ended May 31, 2013	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short QQQ®
Year ended May 31, 2013	$27.73	$(0.22)	$(5.07)	$—		$(5.29)	$—	$—	$—	$—	$22.44	(19.09)%	(19.16)%
Year ended May 31, 2012	31.91	(0.28)	(3.91)	0.01		(4.18)	—	—	—	—	27.73	(13.09)	(13.06)
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01		(10.89)	—	—	—	—	31.91	(25.46)	(25.47)
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01		(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02		9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Short Dow30SM
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—		(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01		(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01		(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01		(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02		14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Short MidCap400
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short QQQ®
Year ended May 31, 2013	1.04%	0.95%	(0.95)%	(0.86)%	$193,538	—%
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Short Dow30SM
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Short MidCap400
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—

See accompanying notes to the financial statements.

268 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Year ended May 31, 2013	$28.09	$(0.21)	$(7.36)		$—		$(7.57)	$—	$—	$—	$—	$20.52	(26.94)%	(27.02)%
Year ended May 31, 2012	29.02	(0.28)	(0.66)		0.01		(0.93)	—	—	—	—	28.09	(3.20)	(3.10)
Year ended May 31, 2011	40.28	(0.29)	(10.98)		0.01		(11.26)	—	—	—	—	29.02	(27.95)	(27.88)
Year ended May 31, 2010	58.14	(0.38)	(17.49)		0.01		(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60		0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Short SmallCap600
Year ended May 31, 2013	24.16	(0.18)	(6.15)		—		(6.33)	—	—	—	—	17.83	(26.20)	(26.34)
Year ended May 31, 2012	25.85	(0.25)	(1.44	)(i)	—	(h)	(1.69)	—	—	—	—	24.16	(6.55)	(7.04)
Year ended May 31, 2011	35.54	(0.25)	(9.44)		—	(h)	(9.69)	—	—	—	—	25.85	(27.27)	(27.04)
Year ended May 31, 2010	51.47	(0.35)	(15.59)		0.01		(15.93)	—	—	—	—	35.54	(30.95)	(31.11)
Year ended May 31, 2009	69.75	(0.13)	14.50		0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
UltraShort Russell3000
Year ended May 31, 2013	58.09	(0.38)	(24.31)		—		(24.69)	—	—	—	—	33.40	(42.50)	(45.71)
Year ended May 31, 2012(v)	67.64	(0.61)	(8.95)		0.01		(9.55)	—	—	—	—	58.09	(14.11)	(14.35)
Year ended May 31, 2011(v)	119.22	(0.74)	(50.87)		0.03		(51.58)	—	—	—	—	67.64	(43.27)	(42.68)
June 30, 2009* through May 31, 2010(v)	200.00	(1.08)	(79.76)		0.06		(80.78)	—	—	—	—	119.22	(40.38)	(40.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Russell2000
Year ended May 31, 2013	1.03%	0.95%	(0.94)%	(0.86)%	$377,110	—%
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Short SmallCap600
Year ended May 31, 2013	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
UltraShort Russell3000
Year ended May 31, 2013	7.53	0.95	(7.43)	(0.85)	1,002	—
Year ended May 31, 2012(v)	5.80	0.95	(5.76)	(0.91)	1,742	—
Year ended May 31, 2011(v)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010(v)	2.17	0.95	(2.08)	(0.86)	2,385	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Year ended May 31, 2013(x)	$68.40	$(0.42)	$(27.89)	$—	$(28.31)	$—	$—	$—	$—	$40.09	(41.39)%	(41.46)%
Year ended May 31, 2012(x)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
Year ended May 31, 2011(x)	137.61	(0.82)	(56.47)	0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)
Year ended May 31, 2010(x)	224.51	(1.24)	(85.68)	0.02	(86.90)	—	—	—	—	137.61	(38.71)	(38.04)
Year ended May 31, 2009(x)	226.46	(0.41)	60.99	0.17	60.75	(1.55)	(61.15)	—	(62.70)	224.51	20.68	19.51
UltraShort QQQ®
Year ended May 31, 2013	35.29	(0.25)	(12.28)	—	(12.53)	—	—	—	—	22.76	(35.50)	(35.48)
Year ended May 31, 2012	48.99	(0.39)	(13.32)	0.01	(13.70)	—	—	—	—	35.29	(27.97)	(28.04)
Year ended May 31, 2011(o)	90.08	(0.54)	(40.56)	0.01	(41.09)	—	—	—	—	48.99	(45.62)	(45.53)
Year ended May 31, 2010(o)	171.86	(0.91)	(80.89)	0.02	(81.78)	—	—	—	—	90.08	(47.57)	(47.67)
Year ended May 31, 2009(o)	187.01	0.51	33.10	0.24	33.85	(1.50)	(47.50)	—	(49.00)	171.86	7.08	7.00
UltraShort Dow30SM
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(u)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
Year ended May 31, 2011(u)	117.00	(0.74)	(48.75)	0.01	(49.48)	—	—	—	—	67.52	(42.29)	(42.19)
Year ended May 31, 2010(u)	192.60	(1.12)	(74.50)	0.02	(75.60)	—	—	—	—	117.00	(39.25)	(39.04)
Year ended May 31, 2009(u)	211.34	(0.28)	61.45	0.16	61.33	(1.37)	(78.70)	—	(80.07)	192.60	23.56	22.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Year ended May 31, 2013(x)	0.90%	0.90%	(0.82)%	(0.82)%	$1,934,575	—%
Year ended May 31, 2012(x)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(x)	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010(x)	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009(x)	0.91	0.91	(0.14)	(0.14)	3,872,853	—
UltraShort QQQ®
Year ended May 31, 2013	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(o)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009(o)	1.02	0.95	0.14	0.21	956,422	—
UltraShort Dow30SM
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(u)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(u)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010(u)	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009(u)	0.98	0.95	(0.14)	(0.11)	639,203	—

See accompanying notes to the financial statements.

270 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Year ended May 31, 2013	$32.97	$(0.22)	$(14.64)	$—		$(14.86)	$—	$—	$—	$—	$18.11	(45.08)%	(45.23)%
Year ended May 31, 2012	37.63	(0.35)	(4.32)	0.01		(4.66)	—	—	—	—	32.97	(12.40)	(12.37)
Year ended May 31, 2011(n)	74.22	(0.44)	(36.16)	0.01		(36.59)	—	—	—	—	37.63	(49.31)	(49.30)
Year ended May 31, 2010(n)	156.09	(0.82)	(81.05)	—	(h)	(81.87)	—	—	—	—	74.22	(52.43)	(52.33)
Year ended May 31, 2009(n)	196.29	0.69	55.86	0.14		56.69	(1.49)	(95.40)	—	(96.89)	156.09	9.02	8.63
UltraShort Russell2000
Year ended May 31, 2013	34.25	(0.21)	(16.10)	—		(16.31)	—	—	—	—	17.94	(47.63)	(47.54)
Year ended May 31, 2012	40.41	(0.37)	(5.80)	0.01		(6.16)	—	—	—	—	34.25	(15.24)	(15.12)
Year ended May 31, 2011(n)	81.52	(0.49)	(40.63)	0.01		(41.11)	—	—	—	—	40.41	(50.43)	(50.34)
Year ended May 31, 2010(n)	179.37	(0.90)	(96.97)	0.02		(97.85)	—	—	—	—	81.52	(54.56)	(54.78)
Year ended May 31, 2009(n)	272.43	0.93	7.57	0.23		8.73	(1.76)	(100.03)	—	(101.79)	179.37	(10.64)	(9.70)
UltraShort SmallCap600
Year ended May 31, 2013	34.52	(0.23)	(15.83)	—		(16.06)	—	—	—	—	18.46	(46.53)	(46.50)
Year ended May 31, 2012	43.47	(0.39)	(8.57)	0.01		(8.95)	—	—	—	—	34.52	(20.59)	(20.89)
Year ended May 31, 2011(n)	85.62	(0.53)	(41.64)	0.02		(42.15)	—	—	—	—	43.47	(49.24)	(49.26)
Year ended May 31, 2010(n)	188.38	(0.97)	(101.81)	0.02		(102.76)	—	—	—	—	85.62	(54.56)	(54.78)
Year ended May 31, 2009(n)	263.76	0.96	39.35	0.30		40.61	(1.54)	(114.45)	—	(115.99)	188.38	0.75	0.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Year ended May 31, 2013	1.19%	0.95%	(1.10)%	(0.86)%	$16,632	—%
Year ended May 31, 2012	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(n)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009(n)	1.03	0.95	0.19	0.27	61,460	—
UltraShort Russell2000
Year ended May 31, 2013	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(n)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009(n)	1.02	0.95	0.24	0.31	578,467	—
UltraShort SmallCap600
Year ended May 31, 2013	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(n)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009(n)	1.11	0.95	0.15	0.31	24,725	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short S&P500®
Year ended May 31, 2013	$54.45	$(0.29)	$(30.23)	$—	$(30.52)	$—	$—	$—	$—	$23.93	(56.05)%	(56.28)%
Year ended May 31, 2012(v)	74.80	(0.57)	(19.79)	0.01	(20.35)	—	—	—	—	54.45	(27.20)	(27.19)
Year ended May 31, 2011(v)	173.18	(0.89)	(97.51)	0.02	(98.38)	—	—	—	—	74.80	(56.81)	(56.68)
June 23, 2009* through May 31, 2010(v)	400.00	(1.46)	(225.41)	0.05	(226.82)	—	—	—	—	173.18	(56.70)	(56.80)
UltraPro Short QQQ®
Year ended May 31, 2013	53.86	(0.31)	(26.43)	—	(26.74)	—	—	—	—	27.12	(49.65)	(49.58)
Year ended May 31, 2012(u)	95.46	(0.60)	(41.02)	0.02	(41.60)	—	—	—	—	53.86	(43.58)	(43.59)
Year ended May 31, 2011(u)	247.27	(1.07)	(150.77)	0.03	(151.81)	—	—	—	—	95.46	(61.39)	(61.47)
February 9, 2010* through May 31, 2010(u)	320.00	(0.59)	(72.14)	—	(72.73)	—	—	—	—	247.27	(22.73)	(22.66)
UltraPro Short Dow30SM
Year ended May 31, 2013(x)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)
Year ended May 31, 2012(x)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)
Year ended May 31, 2011(x)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)
February 9, 2010* through May 31, 2010(x)	320.00	(0.65)	(31.93)	—	(32.58)	—	—	—	—	287.42	(10.18)	(10.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Year ended May 31, 2013	0.93%	0.93%	(0.85)%	(0.85)%	$582,305	—%
Year ended May 31, 2012(v)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(v)	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010(v)	1.01	0.95	(0.91)	(0.86)	249,373	—
UltraPro Short QQQ®
Year ended May 31, 2013	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(u)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(u)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010(u)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Year ended May 31, 2013(x)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(x)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(x)	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010(x)	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

272 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short MidCap400
Year ended May 31, 2013	$55.61	$(0.32)	$(33.29)	$—	$(33.61)	$—	$—	$—	$—	$22.00	(60.43)%	(60.93)%
Year ended May 31, 2012(u)	76.34	(0.65)	(20.11)	0.03	(20.73)	—	—	—	—	55.61	(27.16)	(26.99)
Year ended May 31, 2011(u)	222.09	(1.04)	(144.71)	—	(145.75)	—	—	—	—	76.34	(65.62)	(65.64)
February 9, 2010* through May 31, 2010(u)	320.00	(0.58)	(97.33)	—	(97.91)	—	—	—	—	222.09	(30.60)	(30.69)
UltraPro Short Russell2000
Year ended May 31, 2013	54.31	(0.27)	(34.16)	—	(34.43)	—	—	—	—	19.88	(63.40)	(63.49)
Year ended May 31, 2012(v)	81.64	(0.62)	(26.73)	0.02	(27.33)	—	—	—	—	54.31	(33.48)	(33.33)
Year ended May 31, 2011(v)	251.28	(1.05)	(168.61)	0.02	(169.64)	—	—	—	—	81.64	(67.51)	(67.45)
February 9, 2010* through May 31, 2010(v)	400.00	(0.64)	(148.08)	—	(148.72)	—	—	—	—	251.28	(37.18)	(37.21)
UltraShort Russell1000 Value
Year ended May 31, 2013(y)	102.64	(0.65)	(47.18)	—	(47.83)	—	—	—	—	54.81	(46.60)	(49.55)
Year ended May 31, 2012(y)	115.02	(1.07)	(11.31)	—	(12.38)	—	—	—	—	102.64	(10.76)	(11.41)
Year ended May 31, 2011(y)	194.48	(1.35)	(78.16)	0.05	(79.46)	—	—	—	—	115.02	(40.85)	(40.11)
Year ended May 31, 2010(y)	339.64	(1.90)	(143.28)	0.02	(145.16)	—	—	—	—	194.48	(42.74)	(42.11)
Year ended May 31, 2009(y)	321.73	(0.96)	59.07 (i)	0.56	58.67	(2.64)	(38.12)	—	(40.76)	339.64	15.10	14.12

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Year ended May 31, 2013	2.05%	0.95%	(1.96)%	(0.86)%	$6,050	—%
Year ended May 31, 2012(u)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(u)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010(u)	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Year ended May 31, 2013	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(v)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(v)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010(v)	2.12	0.95	(1.99)	(0.82)	15,077	—
UltraShort Russell1000 Value
Year ended May 31, 2013(y)	6.63	0.95	(6.53)	(0.85)	1,028	—
Year ended May 31, 2012(y)	5.03	0.95	(5.00)	(0.92)	1,925	—
Year ended May 31, 2011(y)	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010(y)	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009(y)	1.45	0.95	(0.71)	(0.21)	12,736	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Growth
Year ended May 31, 2013	$63.16	$(0.43)	$(23.06)	$—	$(23.49)	$—	$—	$—	$—	$39.67	(37.19)%	(36.23)%
Year ended May 31, 2012(u)	77.31	(0.69)	(13.50)	0.04	(14.15)	—	—	—	—	63.16	(18.31)	(20.86)
Year ended May 31, 2011(u)	140.64	(0.89)	(62.45)	0.01	(63.33)	—	—	—	—	77.31	(45.02)	(45.01)
Year ended May 31, 2010(u)	230.02	(1.34)	(88.06)	0.02	(89.38)	—	—	—	—	140.64	(38.86)	(38.64)
Year ended May 31, 2009(u)	252.00	(0.47)	111.50	0.27	111.30	(1.42)	(131.86)	—	(133.28)	230.02	26.02	25.79
UltraShort Russell MidCap Value
Year ended May 31, 2013	43.42	(0.27)	(20.56)	—	(20.83)	—	—	—	—	22.59	(47.96)	(44.62)
Year ended May 31, 2012	47.44	(0.45)	(3.57)	—	(4.02)	—	—	—	—	43.42	(8.49)	(10.14)
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)	0.04	(41.16)	—	—	—	—	47.44	(46.46)	(45.29)
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)	0.03	(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)
Year ended May 31, 2009(n)	313.53	(1.21)	128.70	0.11	127.60	(1.53)	(221.68)	—	(223.21)	217.92	14.54	13.85
UltraShort Russell MidCap Growth
Year ended May 31, 2013	39.90	(0.27)	(16.52)	—	(16.79)	—	—	—	—	23.11	(42.07)	(43.74)
Year ended May 31, 2012	44.53	(0.42)	(4.21)	—	(4.63)	—	—	—	—	39.90	(10.41)	(9.81)
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)	0.03	(47.82)	—	—	—	—	44.53	(51.79)	(51.75)
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)	0.02	(89.22)	—	—	—	—	92.35	(49.14)	(49.35)
Year ended May 31, 2009(n)	242.96	0.71	143.09	0.17	143.97	(2.24)	(203.12)	—	(205.36)	181.57	21.03	21.38

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Growth
Year ended May 31, 2013	4.60%	0.95%	(4.53)%	(0.87)%	$4,462	—%
Year ended May 31, 2012(u)	2.99	0.95	(2.96)	(0.92)	2,367	—
Year ended May 31, 2011(u)	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010(u)	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009(u)	1.38	0.95	(0.57)	(0.14)	17,251	—
UltraShort Russell MidCap Value
Year ended May 31, 2013	7.91	0.95	(7.81)	(0.85)	846	—
Year ended May 31, 2012	5.77	0.95	(5.74)	(0.92)	1,626	—
Year ended May 31, 2011(n)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009(n)	2.51	0.95	(1.86)	(0.30)	4,086	—
UltraShort Russell MidCap Growth
Year ended May 31, 2013	5.67	0.95	(5.58)	(0.86)	1,299	—
Year ended May 31, 2012	4.44	0.95	(4.41)	(0.92)	2,243	—
Year ended May 31, 2011(n)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009(n)	1.78	0.95	(0.61)	0.22	6,809	—

See accompanying notes to the financial statements.

274 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Year ended May 31, 2013	$39.32	$(0.25)	$(18.35)		$—		$(18.60)	$—	$—	$—	$—	$20.72	(47.31)%	(48.42)%
Year ended May 31, 2012	46.46	(0.43)	(6.71)		—		(7.14)	—	—	—	—	39.32	(15.37)	(15.57)
Year ended May 31, 2011(n)	83.86	(0.55)	(36.86)		0.01		(37.40)	—	—	—	—	46.46	(44.61)	(44.54)
Year ended May 31, 2010(n)	196.91	(1.01)	(112.06)		0.02		(113.05)	—	—	—	—	83.86	(57.42)	(57.68)
Year ended May 31, 2009(n)	336.50	0.29	(15.72	)(i)	0.35		(15.08)	(2.36)	(122.15)	—	(124.51)	196.91	(16.68)	(16.36)
UltraShort Russell2000 Growth
Year ended May 31, 2013	31.37	(0.20)	(14.74)		—		(14.94)	—	—	—	—	16.43	(47.62)	(47.76)
Year ended May 31, 2012	37.19	(0.34)	(5.49)		0.01		(5.82)	—	—	—	—	31.37	(15.65)	(17.16)
Year ended May 31, 2011(o)	83.50	(0.48)	(45.85)		0.02		(46.31)	—	—	—	—	37.19	(55.46)	(55.06)
Year ended May 31, 2010(o)	190.53	(0.90)	(89.71)		0.02		(90.59)	—	(16.44)	—	(16.44)	83.50	(51.35)	(51.60)
Year ended May 31, 2009(o)	332.75	1.31	87.66		0.27		89.24	(2.78)	(228.68)	—	(231.46)	190.53	(1.51)	(1.08)
Short Basic Materials
Year ended May 31, 2013	39.25	(0.30)	(7.03)		—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20	(i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)		—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51		0.01		3.43	—	—	—	—	53.43	6.86	5.98

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Year ended May 31, 2013	3.15%	0.95%	(3.05)%	(0.85)%	$2,718	—%
Year ended May 31, 2012	2.36	0.95	(2.33)	(0.92)	5,159	—
Year ended May 31, 2011(n)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009(n)	1.46	0.95	(0.43)	0.08	14,768	—
UltraShort Russell2000 Growth
Year ended May 31, 2013	2.30	0.95	(2.20)	(0.86)	5,668	—
Year ended May 31, 2012	1.50	0.95	(1.47)	(0.92)	8,468	—
Year ended May 31, 2011(o)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009(o)	1.61	0.95	(0.31)	0.35	11,432	—
Short Basic Materials
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Year ended May 31, 2013	$33.94	$(0.25)	$(10.23)	$—		$(10.48)	$—	$—	$—	$—	$23.46	(30.88)%	(30.98)%
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)	—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)
Short Oil & Gas
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
Short Real Estate
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
Year ended May 31, 2013	1.08%	0.95%	(0.99)%	(0.86)%	$38,705	—%
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—
Short Oil & Gas
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

276 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short KBW Regional Banking
Year ended May 31, 2013	$47.41	$(0.37)	$(9.34)	$—	$(9.71)	$—	$—	$—	$—	$37.70	(20.50)%	(22.89)%
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02	(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01	5.55	—	—	—	—	65.55	9.25	9.35
UltraShort Basic Materials
Year ended May 31, 2013(x)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(x)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
Year ended May 31, 2011(x)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)
Year ended May 31, 2010(k)(x)	355.70	(1.64)	(195.13)	0.10	(196.67)	—	—	—	—	159.03	(55.30)	(55.66)
Year ended May 31, 2009(k)(x)	570.46	3.41	317.08	1.16	321.65	(4.83)	(531.58)	—	(536.41)	355.70	1.25	1.23
UltraShort Nasdaq Biotechnology
Year ended May 31, 2013(x)	89.45	(0.50)	(52.34)	—	(52.84)	—	—	—	—	36.61	(59.07)	(58.96)
Year ended May 31, 2012(x)	143.98	(1.08)	(53.52)	0.07	(54.53)	—	—	—	—	89.45	(37.87)	(38.15)
Year ended May 31, 2011(x)	298.35	(1.98)	(152.43)	0.04	(154.37)	—	—	—	—	143.98	(51.74)	(51.12)
April 7, 2010* through May 31, 2010(x)	240.00	(0.32)	58.62	0.05	58.35	—	—	—	—	298.35	24.32	23.17

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short KBW Regional Banking
Year ended May 31, 2013	3.16%	0.95%	(3.06)%	(0.85)%	$1,885	—%
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Year ended May 31, 2013(x)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(x)	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(x)	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)(x)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)(x)	1.01	0.95	0.37	0.43	62,692	—
UltraShort Nasdaq Biotechnology
Year ended May 31, 2013(x)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(x)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(x)	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010(x)	3.56	0.95	(3.42)	(0.81)	7,459	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Year ended May 31, 2013(x)	$74.39	$(0.50)	$(29.10)		$—		$(29.60)	$—	$—	$—	$—	$44.79	(39.79)%	(41.82)%
Year ended May 31, 2012(x)	89.49	(0.81)	(14.30)		0.01		(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
Year ended May 31, 2011(x)	161.97	(1.02)	(71.48)		0.02		(72.48)	—	—	—	—	89.49	(44.75)	(44.66)
Year ended May 31, 2010(x)	262.31	(1.55)	(98.82)		0.03		(100.34)	—	—	—	—	161.97	(38.26)	(38.31)
Year ended May 31, 2009(x)	275.85	0.16	62.93		0.26		63.35	(1.46)	(75.43)	—	(76.89)	262.31	18.16	17.50
UltraShort Consumer Services
Year ended May 31, 2013	50.78	(0.33)	(23.33)		—		(23.66)	—	—	—	—	27.12	(46.60)	(47.81)
Year ended May 31, 2012(u)	71.05	(0.60)	(19.67)		—	(h)	(20.27)	—	—	—	—	50.78	(28.53)	(28.85)
Year ended May 31, 2011(u)	124.17	(0.82)	(52.33)		0.03		(53.12)	—	—	—	—	71.05	(42.80)	(42.64)
Year ended May 31, 2010(u)	257.47	(1.46)	(131.90)		0.06		(133.30)	—	—	—	—	124.17	(51.78)	(51.73)
Year ended May 31, 2009(u)	335.59	0.08	58.66		0.41		59.15	(1.62)	(135.65)	—	(137.27)	257.47	5.04	4.78
UltraShort Financials
Year ended May 31, 2013	48.37	(0.30)	(25.34)		—		(25.64)	—	—	—	—	22.73	(53.02)	(53.01)
Year ended May 31, 2012	58.89	(0.54)	(9.99)		0.01		(10.52)	—	—	—	—	48.37	(17.86)	(17.90)
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)		0.01		(25.59)	—	—	—	—	58.89	(30.29)	(30.10)
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)		0.03		(81.06)	—	—	—	—	84.48	(48.97)	(49.24)
Year ended May 31, 2009(n)	440.65	1.60	(276.01	)(i)	0.72		(273.69)	(1.42)	—	—	(1.42)	165.54	(62.32)	(62.28)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Year ended May 31, 2013(x)	3.99%	0.95%	(3.91)%	(0.87)%	$5,037	—%
Year ended May 31, 2012(x)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(x)	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010(x)	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009(x)	1.19	0.95	(0.19)	0.05	19,674	—
UltraShort Consumer Services
Year ended May 31, 2013	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(u)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(u)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010(u)	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009(u)	1.03	0.95	(0.06)	0.02	72,413	—
UltraShort Financials
Year ended May 31, 2013	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(n)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009(n)	0.95	0.95	0.38	0.38	1,204,273	—

See accompanying notes to the financial statements.

278 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Year ended May 31, 2013(x)	$72.37	$(0.44)	$(35.57)		$—	$(36.01)	$—	$—	$—	$—	$36.36	(49.76)%	(48.86)%
Year ended May 31, 2012(x)	86.37	(0.77)	(13.23)		—	(14.00)	—	—	—	—	72.37	(16.20)	(18.02)
Year ended May 31, 2011(x)	152.08	(1.02)	(64.69)		—	(65.71)	—	—	—	—	86.37	(43.21)	(43.27)
Year ended May 31, 2010(x)	219.30	(1.36)	(65.88)		0.02	(67.22)	—	—	—	—	152.08	(30.66)	(32.07)
Year ended May 31, 2009(x)	309.84	0.05	30.09	(i)	0.11	30.25	(2.18)	(118.61)	—	(120.79)	219.30	5.26	8.06
UltraShort Industrials
Year ended May 31, 2013	36.99	(0.24)	(16.82)		—	(17.06)	—	—	—	—	19.93	(46.12)	(47.16)
Year ended May 31, 2012	42.33	(0.41)	(4.94)		0.01	(5.34)	—	—	—	—	36.99	(12.63)	(12.50)
Year ended May 31, 2011(n)	82.59	(0.50)	(39.81)		0.05	(40.26)	—	—	—	—	42.33	(48.75)	(48.68)
Year ended May 31, 2010(n)	173.33	(0.94)	(89.82)		0.02	(90.74)	—	—	—	—	82.59	(52.34)	(52.12)
Year ended May 31, 2009(n)	216.34	0.50	148.85		0.25	149.60	(1.23)	(191.38)	—	(192.61)	173.33	43.35	42.30
UltraShort Oil & Gas
Year ended May 31, 2013(y)	115.24	(0.69)	(50.69)		—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(y)	110.48	(1.01)	5.74		0.03	4.76	—	—	—	—	115.24	4.31	4.16
Year ended May 31, 2011(y)	276.10	(1.43)	(164.23)		0.04	(165.62)	—	—	—	—	110.48	(59.99)	(59.96)
Year ended May 31, 2010(k)(y)	346.46	(2.43)	(68.02)		0.09	(70.36)	—	—	—	—	276.10	(20.30)	(19.67)
Year ended May 31, 2009(k)(y)	574.43	4.01	(70.20	)(i)	0.70	(65.49)	(5.18)	(157.30)	—	(162.48)	346.46	(22.80)	(23.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Year ended May 31, 2013(x)	2.78%	0.95%	(2.68)%	(0.85)%	$3,408	—%
Year ended May 31, 2012(x)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(x)	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010(x)	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009(x)	1.78	0.95	(0.81)	0.02	12,336	—
UltraShort Industrials
Year ended May 31, 2013	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(n)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009(n)	1.09	0.95	0.03	0.16	35,750	—
UltraShort Oil & Gas
Year ended May 31, 2013(y)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011(y)	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)(y)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)(y)	0.95	0.95	0.62	0.62	219,567	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Year ended May 31, 2013	$29.96	$(0.20)	$(9.13)	$—		$(9.33)	$—	$—	$—	$—	$20.63	(31.12)%	(31.55)%
Year ended May 31, 2012(r)	40.83	(0.35)	(10.53)	0.01		(10.87)	—	—	—	—	29.96	(26.64)	(26.61)
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)	0.01		(41.31)	—	—	—	—	40.83	(50.29)	(50.29)
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)	0.03		(210.12)	—	—	—	—	82.14	(71.90)	(72.07)
Year ended May 31, 2009(k)(r)	1266.65	(0.85)	(898.13)	1.03		(897.95)	(7.94)	(68.50)	—	(76.44)	292.26	(74.95)	(74.96)
UltraShort Semiconductors
Year ended May 31, 2013	42.98	(0.33)	(14.86)	—		(15.19)	—	—	—	—	27.79	(35.34)	(35.65)
Year ended May 31, 2012	45.38	(0.42)	(2.00)	0.02		(2.40)	—	—	—	—	42.98	(5.29)	(5.40)
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02		(36.21)	—	—	—	—	45.38	(44.39)	(44.34)
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03		(110.25)	—	—	—	—	81.59	(57.47)	(57.78)
Year ended May 31, 2009(o)	276.94	0.16	128.02	0.38		128.56	(1.93)	(211.73)	—	(213.66)	191.84	3.64	4.01
UltraShort Technology
Year ended May 31, 2013	41.18	(0.31)	(10.69)	—		(11.00)	—	—	—	—	30.18	(26.72)	(27.47)
Year ended May 31, 2012	55.01	(0.44)	(13.40)	0.01		(13.83)	—	—	—	—	41.18	(25.14)	(25.44)
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)	0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)	—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)
Year ended May 31, 2009(n)	216.90	(0.14)	67.46	0.12		67.44	(2.05)	(105.85)	—	(107.90)	176.44	7.97	7.36

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Year ended May 31, 2013	1.06%	0.95%	(0.96)%	(0.85)%	$63,270	—%
Year ended May 31, 2012(r)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(r)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)(r)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
UltraShort Semiconductors
Year ended May 31, 2013	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(o)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009(o)	1.25	0.95	(0.26)	0.04	34,531	—
UltraShort Technology
Year ended May 31, 2013	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(n)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009(n)	1.13	0.95	(0.23)	(0.05)	36,391	—

See accompanying notes to the financial statements.

280 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Year ended May 31, 2013	$40.73	$(0.25)	$(17.23)	$—		$(17.48)	$—	$—	$—	$—	$23.25	(42.92)%	(46.34)%
Year ended May 31, 2012	34.91	(0.38)	6.20	—		5.82	—	—	—	—	40.73	16.67	18.66
Year ended May 31, 2011(o)	69.84	(0.40)	(34.55)	0.02		(34.93)	—	—	—	—	34.91	(50.02)	(48.98)
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)	0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)
Year ended May 31, 2009(o)	267.86	0.88	55.54	0.07		56.49	(2.91)	(166.42)	—	(169.33)	155.02	(2.77)	(0.82)
UltraShort Utilities
Year ended May 31, 2013	30.89	(0.23)	(6.98)	—		(7.21)	—	—	—	—	23.68	(23.34)	(24.32)
Year ended May 31, 2012(r)	40.30	(0.33)	(9.09)	0.01		(9.41)	—	—	—	—	30.89	(23.35)	(22.95)
Year ended May 31, 2011(r)	66.56	(0.42)	(25.84)	—	(h)	(26.26)	—	—	—	—	40.30	(39.48)	(38.46)
Year ended May 31, 2010(r)	123.18	(0.64)	(32.51)	0.01		(33.14)	(0.26)	(23.22)	—	(23.48)	66.56	(30.14)	(31.40)
Year ended May 31, 2009(r)	152.68	0.10	69.68	0.10		69.88	(0.92)	(98.46)	—	(99.38)	123.18	41.38	42.53
UltraPro Short Financials
July 10, 2012* through May 31, 2013(y)	160.00	(0.75)	(102.44)	—		(103.19)	—	—	—	—	56.81	(64.49)	(65.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Year ended May 31, 2013	5.31%	0.95%	(5.22)%	(0.85)%	$1,394	—%
Year ended May 31, 2012	4.48	0.95	(4.44)	(0.91)	2,443	—
Year ended May 31, 2011(o)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009(o)	2.24	0.95	(1.03)	0.27	2,325	—
UltraShort Utilities
Year ended May 31, 2013	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(r)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(r)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009(r)	2.21	0.95	(1.20)	0.05	12,318	—
UltraPro Short Financials
July 10, 2012* through May 31, 2013(y)	3.24	0.95	(3.14)	(0.85)	2,130	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI EAFE
Year ended May 31, 2013	$52.42	$(0.37)	$(13.19)	$0.01		$(13.55)	$—	$—	$—	$—	$38.87	(25.85)%	(25.87)%
Year ended May 31, 2012	46.11	(0.46)	6.75	0.02		6.31	—	—	—	—	52.42	13.69	13.54
Year ended May 31, 2011	64.33	(0.44)	(17.79)	0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49 (i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
Short MSCI Emerging Markets
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
Short FTSE China 25
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Year ended May 31, 2013	1.03%	0.95%	(0.93)%	(0.85)%	$157,429	—%
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
Short MSCI Emerging Markets
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
Short FTSE China 25
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

282 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Year ended May 31, 2013(y)	$106.44	$(0.62)	$(48.29)		$0.02	$(48.89)	$—	$—	$—	$—	$57.55	(45.93)%	(46.13)%
Year ended May 31, 2012(y)	89.55	(0.91)	17.78		0.02	16.89	—	—	—	—	106.44	18.85	19.09
Year ended May 31, 2011(y)	181.34	(1.01)	(90.81)		0.03	(91.79)	—	—	—	—	89.55	(50.62)	(50.65)
Year ended May 31, 2010(y)	249.80	(1.49)	(67.04)		0.07	(68.46)	—	—	—	—	181.34	(27.40)	(27.48)
Year ended May 31, 2009(y)	298.21	0.21	49.33		0.62	50.16	(2.13)	(96.44)	—	(98.57)	249.80	4.39	4.27
UltraShort MSCI Emerging Markets
Year ended May 31, 2013	32.77	(0.22)	(8.73)		0.01	(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19		0.01	3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)		0.02	(26.60)	—	—	—	—	28.86	(47.96)	(48.92)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)		0.04	(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)		0.51	(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)
UltraShort Europe
Year ended May 31, 2013	46.87	(0.26)	(24.46)		0.02	(24.70)	—	—	—	—	22.17	(52.71)	(52.79)
Year ended May 31, 2012	42.54	(0.40)	4.70		0.03	4.33	—	—	—	—	46.87	10.17	10.21
Year ended May 31, 2011(n)	107.00	(0.54)	(63.96)		0.04	(64.46)	—	—	—	—	42.54	(60.24)	(59.80)
June 16, 2009* through May 31, 2010(n)	160.00	(0.78)	(52.44	)(i)	0.22	(53.00)	—	—	—	—	107.00	(33.13)	(33.75)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Year ended May 31, 2013(y)	1.56%	0.95%	(1.44)%	(0.83)%	$6,474	—%
Year ended May 31, 2012(y)	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011(y)	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010(y)	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009(y)	1.11	0.95	(0.11)	0.05	56,206	—
UltraShort MSCI Emerging Markets
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—
UltraShort Europe
Year ended May 31, 2013	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(n)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)	1.29	0.95	(1.17)	(0.83)	187,242	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2013	$49.98	$(0.27)	$(20.26)	$0.01		$(20.52)	$—	$—	$—	$—	$29.46	(41.05)%	(42.16)%
Year ended May 31, 2012	47.23	(0.45)	3.18	0.02		2.75	—	—	—	—	49.98	5.81	6.94
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)	0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)	0.13		(92.47)	—	—	—	—	107.53	(46.23)	(48.00)
UltraShort MSCI Brazil Capped
Year ended May 31, 2013	85.41	(0.60)	(11.14)	0.01		(11.73)	—	—	—	—	73.68	(13.73)	(13.73)
Year ended May 31, 2012(u)	59.93	(0.62)	26.08	0.02		25.48	—	—	—	—	85.41	42.53	42.28
Year ended May 31, 2011(u)	103.22	(0.61)	(42.70)	0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)
June 16, 2009* through May 31, 2010(u)	240.00	(0.85)	(136.02)	0.09		(136.78)	—	—	—	—	103.22	(57.00)	(54.13)
UltraShort FTSE China 25
Year ended May 31, 2013	30.13	(0.19)	(9.15)	—	(h)	(9.34)	—	—	—	—	20.79	(31.02)	(30.76)
Year ended May 31, 2012	25.29	(0.26)	5.10	—	(h)	4.84	—	—	—	—	30.13	19.16	18.97
Year ended May 31, 2011	42.18	(0.26)	(16.64)	0.01		(16.89)	—	—	—	—	25.29	(40.04)	(40.00)
Year ended May 31, 2010(k)	68.15	(0.38)	(25.59)	—	(h)	(25.97)	—	—	—	—	42.18	(38.11)	(38.21)
Year ended May 31, 2009(k)	337.84	0.66	(267.53)	0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2013	6.79%	0.95%	(6.67)%	(0.84)%	$1,473	—%
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(o)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil Capped
Year ended May 31, 2013	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(u)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(u)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010(u)	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 25
Year ended May 31, 2013	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)	1.02	0.95	0.18	0.25	169,686	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

284 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Year ended May 31, 2013	$38.53	$(0.25)	$(15.98)	$0.01		$(16.22)	$—	$—	$—	$—	$22.31	(42.08)%	(42.14)%
Year ended May 31, 2012	35.85	(0.33)	3.00 (i)	0.01		2.68	—	—	—	—	38.53	7.48	7.55
Year ended May 31, 2011	49.17	(0.33)	(13.03)	0.04		(13.32)	—	—	—	—	35.85	(27.10)	(27.33)
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)
Short 7-10 Year Treasury
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Year ended May 31, 2013	2.04%	0.95%	(1.95)%	(0.86)%	$10,041	—%
Year ended May 31, 2012	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(n)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 7-10 Year Treasury
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 20+ Year Treasury
Year ended May 31, 2013	$29.00	$(0.25)	$1.75	$—	(h)	$1.50	$—	$—	$—	$—	$30.50	5.17%	5.50%
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)
Short High Yield
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)
UltraShort 3-7 Year Treasury
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short 20+ Year Treasury
Year ended May 31, 2013	0.95%	0.95%	(0.86)%	(0.86)%	$1,123,989	—%
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—
Short High Yield
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Year ended May 31, 2013	3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—
UltraShort 3-7 Year Treasury
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 7-10 Year Treasury
Year ended May 31, 2013	$28.13	$(0.24)	$0.30		$—	(h)	$0.06	$—	$—	$—	$—	$28.19	0.22%	0.18%
Year ended May 31, 2012	38.69	(0.30)	(10.27)		0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)		—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)
Year ended May 31, 2010	56.61	(0.46)	(9.48)		0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)		0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
UltraShort 20+ Year Treasury
Year ended May 31, 2013(x)	62.25	(0.52)	6.63		0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(x)	132.57	(0.79)	(69.55)		0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
Year ended May 31, 2011(x)	160.53	(1.19)	(26.79)		0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)
Year ended May 31, 2010(x)	209.93	(1.66)	(47.80)		0.06		(49.40)	—	—	—	—	160.53	(23.55)	(23.48)
Year ended May 31, 2009(x)	289.34	(1.35)	(77.53	)(i)	0.13		(78.75)	(0.66)	—	—	(0.66)	209.93	(27.25)	(27.43)
UltraShort TIPS
Year ended May 31, 2013	26.95	(0.23)	0.88		—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)		0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)		—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Year ended May 31, 2013	0.97%	0.95%	(0.87)%	(0.85)%	$308,723	—%
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
UltraShort 20+ Year Treasury
Year ended May 31, 2013(x)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(x)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(x)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010(x)	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009(x)	0.97	0.95	(0.73)	(0.71)	4,058,210	—
UltraShort TIPS
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2013(y)	$68.12	$(0.61)	$9.47		$0.06		$8.92	$—	$—	$—	$—	$77.04	13.09%	13.43%
March 27, 2012* through May 31, 2012(y)	100.00	(0.13)	(31.84)		0.09		(31.88)	—	—	—	—	68.12	(31.88)	(32.44)
Ultra Russell3000
Year ended May 31, 2013(z)	39.68	(0.15)	23.36		—		23.21	—	—	—	—	62.89	58.50	60.29
Year ended May 31, 2012(z)	44.46	(0.15)	(4.64	)(i)	0.01		(4.78)	—	—	—	—	39.68	(10.75)	(7.89)
Year ended May 31, 2011(z)	28.76	(0.05)	15.81		0.01		15.77	(0.07)	—	—	(0.07)	44.46	54.93	51.67
June 30, 2009* through May 31, 2010(z)	20.00	0.22	8.64		0.02		8.88	(0.12)	—	—	(0.12)	28.76	44.37	44.50
Ultra S&P500®
Year ended May 31, 2013	50.66	0.28	28.57		—		28.85	(0.32)	—	—	(0.32)	79.19	57.15	56.56
Year ended May 31, 2012	54.98	0.28	(4.34)		0.01		(4.05)	(0.27)	—	—	(0.27)	50.66	(7.35)	(6.95)
Year ended May 31, 2011	36.25	0.30	18.76		—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94
Year ended May 31, 2010	26.21	0.29	10.09		0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)		0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2013(y)	1.13%	0.95%	(1.06)%	(0.88)%	$63,558	—%
March 27, 2012* through May 31, 2012(y)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra Russell3000
Year ended May 31, 2013(z)	4.61	0.95	(3.97)	(0.31)	6,289	47
Year ended May 31, 2012(z)	6.85	0.95	(6.30)	(0.41)	3,968	75
Year ended May 31, 2011(z)	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010(z)	4.17	0.95	(2.37)	0.85	5,752	8
Ultra S&P500®
Year ended May 31, 2013	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77

*  Commencement of investment operations.

See accompanying notes to the financial statements.

288 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2013	$49.81	$0.21	$18.91		$—		$19.12	$(0.21)	$—	$—	$(0.21)	$68.72	38.47%	38.51%
Year ended May 31, 2012(s)	46.18	(0.18)	3.80		0.01		3.63	—	—	—	—	49.81	7.87	7.89
Year ended May 31, 2011(s)	28.90	(0.14)	17.41		0.01		17.28	—	—	—	—	46.18	59.76	59.98
Year ended May 31, 2010(s)	18.06	(0.11)	10.94		0.01		10.84	—	—	—	—	28.90	60.09	60.08
Year ended May 31, 2009(s)	45.21	(0.04)	(27.09)		—	(h)	(27.13)	—	—	(0.02)	(0.02)	18.06	(60.05)	(60.09)
Ultra Dow30SM
Year ended May 31, 2013	62.45	0.30	32.55		—		32.85	(0.23)	—	—	(0.23)	95.07	52.69	52.78
Year ended May 31, 2012	64.78	0.24	(2.29	)(i)	0.01		(2.04)	(0.29)	—	—	(0.29)	62.45	(3.12)	(3.09)
Year ended May 31, 2011	41.60	0.25	23.22		0.01		23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58
Year ended May 31, 2010	29.21	0.41	12.49		0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)		0.02		(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Ultra MidCap400
Year ended May 31, 2013	61.24	(0.06)	38.11		—		38.05	(0.04)	—	—	(0.04)	99.25	62.17	62.04
Year ended May 31, 2012	76.74	(0.14)	(15.38)		0.02		(15.50)	—	—	—	—	61.24	(20.20)	(20.35)
Year ended May 31, 2011	45.55	(0.10)	31.30		—	(h)	31.20	(0.01)	—	—	(0.01)	76.74	68.51	68.78
Year ended May 31, 2010	26.82	0.04	18.79		0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69
Year ended May 31, 2009	80.92	0.21	(53.99)		0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2013	1.03%	0.95%	0.29%	0.37%	$489,630	11%
Year ended May 31, 2012(s)	1.01	0.95	(0.47)	(0.41)	646,297	6
Year ended May 31, 2011(s)	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010(s)	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009(s)	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Ultra Dow30SM
Year ended May 31, 2013	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Ultra MidCap400
Year ended May 31, 2013	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Year ended May 31, 2013	$36.77	$(0.13)	$24.38	$—		$24.25	$—	$—	$—	$—	$61.02	65.98%	66.27%
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Ultra SmallCap600
Year ended May 31, 2013	44.45	(0.15)	28.92	—		28.77	(0.01)	—	—	(0.01)	73.21	64.73	65.70
Year ended May 31, 2012	54.44	(0.04)	(9.93)	—	(h)	(9.97)	(0.02)	—	—	(0.02)	44.45	(18.33)	(18.47)
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
UltraPro S&P500®
Year ended May 31, 2013(z)	34.22	0.05	31.59	—		31.64	(0.03)	—	—	(0.03)	65.83	92.52	92.88
Year ended May 31, 2012(z)	41.65	0.07	(7.50)	0.02		(7.41)	(0.02)	—	—	(0.02)	34.22	(17.80)	(17.78)
Year ended May 31, 2011(q)(z)	22.84	0.03	18.82	0.01		18.86	(0.05)	—	—	(0.05)	41.65	82.78	83.01
June 23, 2009* through May 31, 2010(q)(z)	13.33	0.13	9.41	0.01		9.55	(0.04)	—	—	(0.04)	22.84	71.53	71.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Year ended May 31, 2013	1.06%	0.95%	(0.37)%	(0.26)%	$146,454	164%
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Ultra SmallCap600
Year ended May 31, 2013	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
UltraPro S&P500®
Year ended May 31, 2013(z)	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(z)	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(q)(z)	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)(z)	1.27	0.95	0.24	0.56	137,017	69

*  Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Year ended May 31, 2013	$45.52	$(0.14)	$26.61		$—		$26.47	$—	$—	$—	$—	$71.99	58.15%	58.48%
Year ended May 31, 2012(s)	44.11	(0.15)	1.54		0.02		1.41	—	—	—	—	45.52	3.18	3.00
Year ended May 31, 2011(p)(s)	22.72	(0.13)	21.51		0.01		21.39	—	—	—	—	44.11	94.21	94.24
February 9, 2010* through May 31, 2010(p)(s)	20.00	(0.02)	2.74	(i)	—	(h)	2.72	—	—	—	—	22.72	13.59	13.81
UltraPro Dow30SM
Year ended May 31, 2013	46.05	0.17	39.24		—		39.41	(0.09)	—	—	(0.09)	85.37	85.66	85.05
Year ended May 31, 2012(t)	51.66	0.21	(5.61	)(i)	0.01		(5.39)	(0.22)	—	—	(0.22)	46.05	(10.46)	(10.36)
Year ended May 31, 2011(t)	27.16	0.17	24.45		0.01		24.63	(0.13)	—	—	(0.13)	51.66	90.95	90.97
February 9, 2010* through May 31, 2010(t)	26.67	0.05	0.45	(i)	—	(h)	0.50	(0.01)	—	—	(0.01)	27.16	1.86	1.75
UltraPro MidCap400
Year ended May 31, 2013(z)	32.50	(0.11)	32.93		—		32.82	—	—	—	—	65.32	101.00	101.22
Year ended May 31, 2012(z)	51.57	(0.15)	(18.93)		0.01		(19.07)	—	—	—	—	32.50	(36.99)	(37.05)
Year ended May 31, 2011(p)(z)	24.77	(0.08)	26.90		—	(h)	26.82	—	—	(0.02)	(0.02)	51.57	108.32	107.99
February 9, 2010* through May 31, 2010(p)(z)	20.00	—	4.77		—	(h)	4.77	— (h)	—	—	— (h)	24.77	23.88	24.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Year ended May 31, 2013	1.06%	0.95%	(0.37)%	(0.26)%	$212,363	65%
Year ended May 31, 2012(s)	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(p)(s)	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)(s)	1.64	0.95	(0.89)	(0.20)	45,433	55
UltraPro Dow30SM
Year ended May 31, 2013	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(t)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(t)	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010(t)	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro MidCap400
Year ended May 31, 2013(z)	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(z)	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(p)(z)	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)(z)	2.18	0.95	(1.25)	(0.02)	19,818	55

*  Commencement of investment operations.
See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Russell2000
Year ended May 31, 2013(z)	$26.38	$(0.13)	$28.40	$—		$28.27	$(0.01)	$—	$—	$(0.01)	$54.64	107.19%	107.94%
Year ended May 31, 2012(z)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)
Year ended May 31, 2011(p)(z)	26.10	(0.11)	22.71	0.01		22.61	—	—	—	—	48.71	86.57	86.53
February 9, 2010* through May 31, 2010(p)(z)	20.00	(0.02)	6.12	—		6.10	—	—	—	—	26.10	30.53	30.64
Ultra Russell1000 Value
Year ended May 31, 2013	28.59	0.08	20.04	—		20.12	(0.08)	—	—	(0.08)	48.63	70.49	71.64
Year ended May 31, 2012	33.56	0.11	(4.97)	—	(h)	(4.86)	(0.11)	—	—	(0.11)	28.59	(14.45)	(13.20)
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Ultra Russell1000 Growth
Year ended May 31, 2013	56.28	0.09	25.48	—		25.57	(0.11)	—	—	(0.11)	81.74	45.48	46.96
Year ended May 31, 2012	58.68	0.02	(2.35)	—	(h)	(2.33)	(0.07)	—	—	(0.07)	56.28	(3.99)	(2.12)
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Russell2000
Year ended May 31, 2013(z)	1.35%	0.95%	(0.75)%	(0.35)%	$114,747	27%
Year ended May 31, 2012(z)	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(p)(z)	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)(z)	3.03	0.95	(2.36)	(0.27)	15,662	3
Ultra Russell1000 Value
Year ended May 31, 2013	3.66	0.95	(2.50)	0.22	7,295	9
Year ended May 31, 2012	3.10	0.95	(1.75)	0.40	6,434	43
Year ended May 31, 2011	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Ultra Russell1000 Growth
Year ended May 31, 2013	1.93	0.95	(0.84)	0.13	18,391	14
Year ended May 31, 2012	1.86	0.95	(0.87)	0.04	12,662	20
Year ended May 31, 2011	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138

*  Commencement of investment operations.

See accompanying notes to the financial statements.

292 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Year ended May 31, 2013	$34.22	$(0.07)	$25.01	$—		$24.94	$—	$—	$—	$—	$59.16	72.87%	75.74%
Year ended May 31, 2012	42.67	0.09	(8.45)	—	(h)	(8.36)	(0.09)	—	—	(0.09)	34.22	(19.62)	(19.78)
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Ultra Russell MidCap Growth
Year ended May 31, 2013	46.67	(0.27)	25.66	—		25.39	—	—	—	—	72.06	54.41	55.54
Year ended May 31, 2012	58.41	(0.25)	(11.50)	0.01		(11.74)	—	—	—	—	46.67	(20.10)	(18.45)
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Ultra Russell2000 Value
Year ended May 31, 2013	26.13	0.10	17.03	—		17.13	(0.09)	—	—	(0.09)	43.17	65.66	70.21
Year ended May 31, 2012	35.15	0.06	(9.01)	—	(h)	(8.95)	(0.07)	—	—	(0.07)	26.13	(25.47)	(25.61)
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25	(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Year ended May 31, 2013	3.31%	0.95%	(2.51)%	(0.15)%	$8,874	100%
Year ended May 31, 2012	3.17	0.95	(1.96)	0.26	5,134	30
Year ended May 31, 2011	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Ultra Russell MidCap Growth
Year ended May 31, 2013	2.53	0.95	(2.06)	(0.48)	10,809	27
Year ended May 31, 2012	2.07	0.95	(1.65)	(0.53)	10,500	39
Year ended May 31, 2011	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Ultra Russell2000 Value
Year ended May 31, 2013	3.31	0.95	(2.05)	0.31	9,714	24
Year ended May 31, 2012	2.69	0.95	(1.51)	0.23	7,840	36
Year ended May 31, 2011	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Growth
Year ended May 31, 2013	$41.84	$(0.20)	$27.21		$—		$27.01	$— (h)	$—	$—	$— (h)	$68.85	64.55%	64.93%
Year ended May 31, 2012	57.95	(0.25)	(15.87)		0.01		(16.11)	—	—	—	—	41.84	(27.80)	(27.76)
Year ended May 31, 2011	32.97	(0.21)	25.19		—		24.98	—	—	—	—	57.95	75.71	75.26
Year ended May 31, 2010	20.61	(0.12)	12.48		—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	— (h)	(37.69)		0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Ultra Basic Materials
Year ended May 31, 2013	30.02	0.32	9.16		—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)		—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Ultra Nasdaq Biotechnology
Year ended May 31, 2013(w)	47.55	(0.44)	50.27		—		49.83	—	—	—	—	97.38	104.80	104.41
Year ended May 31, 2012(w)	40.44	(0.27)	7.37	(i)	0.01		7.11	—	—	—	—	47.55	17.59	17.84
Year ended May 31, 2011(w)	23.00	(0.12)	17.60		0.01		17.49	(0.02)	—	(0.03)	(0.05)	40.44	76.12	74.60
April 7, 2010* through May 31, 2010(w)	30.00	(0.03)	(6.98)		0.01		(7.00)	—	—	—	—	23.00	(23.33)	(22.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Growth
Year ended May 31, 2013	2.53%	0.95%	(1.97)%	(0.39)%	$15,490	24%
Year ended May 31, 2012	1.96	0.95	(1.58)	(0.57)	12,552	80
Year ended May 31, 2011	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Ultra Basic Materials
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Ultra Nasdaq Biotechnology
Year ended May 31, 2013(w)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(w)	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(w)	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010(w)	4.38	0.95	(4.16)	(0.73)	4,600	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

294 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Year ended May 31, 2013(z)	$42.69	$0.34	$22.37	$—		$22.71	$(0.26)	$—	$—	$(0.26)	$65.14	53.43%	52.91%
Year ended May 31, 2012(z)	41.64	0.22	0.94	—		1.16	(0.11)	—	—	(0.11)	42.69	2.78	3.65
Year ended May 31, 2011(z)	25.21	0.22	16.41	0.01		16.64	(0.21)	—	—	(0.21)	41.64	66.45	65.87
Year ended May 31, 2010(z)	17.69	0.36	7.50	—		7.86	(0.34)	—	—	(0.34)	25.21	44.58	44.24
Year ended May 31, 2009(z)	32.84	0.35	(15.13)	0.01		(14.77)	(0.38)	—	—	(0.38)	17.69	(45.19)	(45.15)
Ultra Consumer Services
Year ended May 31, 2013(z)	32.04	0.14	22.43	—		22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68
Year ended May 31, 2012(z)	29.03	(0.07)	3.08	—		3.01	—	—	—	—	32.04	10.37	10.92
Year ended May 31, 2011(z)	19.01	(0.04)	10.08	—		10.04	(0.02)	—	—	(0.02)	29.03	52.83	51.70
Year ended May 31, 2010(z)	10.89	0.05	8.12	—		8.17	(0.04)	—	(0.01)	(0.05)	19.01	75.17	75.95
Year ended May 31, 2009(z)	24.60	0.08	(13.70)	—		(13.62)	(0.09)	—	—	(0.09)	10.89	(55.40)	(55.71)
Ultra Financials
Year ended May 31, 2013	51.17	0.44	45.06	—		45.50	(0.45)	—	—	(0.45)	96.22	89.38	89.35
Year ended May 31, 2012	67.22	0.28	(16.08)	—	(h)	(15.80)	(0.25)	—	—	(0.25)	51.17	(23.49)	(23.49)
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Year ended May 31, 2013(z)	1.76%	0.95%	(0.16)%	0.65%	$19,543	36%
Year ended May 31, 2012(z)	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011(z)	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010(z)	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009(z)	2.22	0.95	0.60	1.87	15,918	86
Ultra Consumer Services
Year ended May 31, 2013(z)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(z)	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011(z)	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010(z)	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009(z)	3.18	0.95	(1.46)	0.77	11,440	110
Ultra Financials
Year ended May 31, 2013	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Year ended May 31, 2013(z)	$33.82	$0.25	$27.51		$—		$27.76	$(0.21)	$—	$—	$(0.21)	$61.37	82.39%	81.10%
Year ended May 31, 2012(z)	34.31	0.21	(0.49)		—		(0.28)	(0.21)	—	—	(0.21)	33.82	(0.76)	(0.01)
Year ended May 31, 2011(z)	21.61	0.21	12.71		—		12.92	(0.22)	—	—	(0.22)	34.31	60.20	58.70
Year ended May 31, 2010(z)	17.07	0.29	4.59		—		4.88	(0.33)	—	(0.01)	(0.34)	21.61	28.42	30.57
Year ended May 31, 2009(z)	29.05	0.22	(11.98)		—		(11.76)	(0.22)	—	—	(0.22)	17.07	(40.60)	(41.20)
Ultra Industrials
Year ended May 31, 2013	44.27	0.15	28.59		—		28.74	(0.12)	—	—	(0.12)	72.89	65.01	66.00
Year ended May 31, 2012	54.37	0.15	(10.12)		—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85		0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Year ended May 31, 2010	20.15	0.21	13.22		—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)		0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Ultra Oil & Gas
Year ended May 31, 2013	36.87	0.31	19.98		—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07	(20.60)		—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Year ended May 31, 2011	28.68	0.10	28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Year ended May 31, 2010	29.90	0.18	(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29	(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Year ended May 31, 2013(z)	1.18%	0.95%	0.30%	0.53%	$73,641	5%
Year ended May 31, 2012(z)	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011(z)	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010(z)	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009(z)	1.32	0.95	0.79	1.16	48,658	79
Ultra Industrials
Year ended May 31, 2013	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Ultra Oil & Gas
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249

See accompanying notes to the financial statements.

296 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Real Estate
Year ended May 31, 2013	$59.34	$0.63		$18.95	$—		$19.58	$(0.38)	$—	$—	$(0.38)	$78.54	33.08%	33.36%
Year ended May 31, 2012	63.84	0.57		(4.30)	—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39		23.92	0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Year ended May 31, 2010(k)	19.17	0.65		20.56	0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80		(160.90)	0.03		(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)
Ultra KBW Regional Banking
Year ended May 31, 2013	42.72	0.46		15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71
Year ended May 31, 2012	47.12	0.24		(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18		0.01	0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)	0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)
Ultra Semiconductors
Year ended May 31, 2013	33.55	0.26		8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26
Year ended May 31, 2012	45.20	0.05		(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)
Year ended May 31, 2011	31.90	(0.05)		13.39	0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Year ended May 31, 2010	19.01	0.11		12.96	0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Year ended May 31, 2009	60.30	0.24		(41.25)	0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Year ended May 31, 2013	0.99%	0.95%	0.83%	0.87%	$367,516	48%
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211
Ultra KBW Regional Banking
Year ended May 31, 2013	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24
Ultra Semiconductors
Year ended May 31, 2013	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Year ended May 31, 2013	$69.30	$0.06	$13.25	$—		$13.31	$(0.03)	$—	$—	$(0.03)	$82.58	19.20%	19.27%
Year ended May 31, 2012	68.07	(0.22)	1.45	—	(h)	1.23	—	—	—	—	69.30	1.81	1.76
Year ended May 31, 2011	47.65	(0.18)	20.60	—	(h)	20.42	—	—	—	—	68.07	42.82	43.12
Year ended May 31, 2010	29.53	(0.10)	18.23	—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)	0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Ultra Telecommunications
Year ended May 31, 2013	44.32	0.31	24.64	—		24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22
Year ended May 31, 2012	65.87	0.22	(21.61)	0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)
Year ended May 31, 2011	37.63	0.29	28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Year ended May 31, 2010	31.06	0.95	6.53	—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07	(57.35)	0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
Ultra Utilities
Year ended May 31, 2013	54.85	1.06	10.54	—		11.60	(1.17)	—	—	(1.17)	65.28	21.38	22.05
Year ended May 31, 2012	49.56	0.94	5.22	0.01		6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03	15.74	0.01		16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
Year ended May 31, 2010	27.98	0.94	6.01	0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
Year ended May 31, 2009	78.94	1.06	(50.96)	0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Technology
Year ended May 31, 2013	1.12%	0.95%	(0.08)%	0.08%	$123,865	65%
Year ended May 31, 2012	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Ultra Telecommunications
Year ended May 31, 2013	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
Ultra Utilities
Year ended May 31, 2013	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
See accompanying notes to the financial statements.

298 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Financials
July 10, 2012* through May 31, 2013	$40.00	$0.03	$53.49	$—		$53.52	$(0.09)	$—	$—	$(0.09)	$93.43	133.94%	137.86%
Ultra MSCI EAFE
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01		33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)
Ultra MSCI Emerging Markets
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15
Ultra Europe
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01		16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Financials
July 10, 2012* through May 31, 2013	3.00%	0.95%	(1.98)%	0.07%	$9,343	2%
Ultra MSCI EAFE
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25
Ultra Europe
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2013	$24.27	$(0.33)	$12.16		$0.01		$11.84	$—	$—	$—	$—	$36.11	48.80%	56.64%
Year ended May 31, 2012	39.99	(0.28)	(15.45)		0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19		—		17.90	—	—	—	—	39.99	81.03	75.04
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)		0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)
Ultra MSCI Brazil Capped
Year ended May 31, 2013(x)	59.56	(0.57)	(1.91	)(i)	0.01		(2.47)	—	—	—	—	57.09	(4.16)	(4.57)
Year ended May 31, 2012(x)	134.88	(0.84)	(74.48)		—	(h)	(75.32)	—	—	—	—	59.56	(55.84)	(55.58)
Year ended May 31, 2011(x)	101.54	(1.14)	34.44		0.04		33.34	—	—	—	—	134.88	32.86	41.06
April 27, 2010* through May 31, 2010(x)	120.00	(0.08)	(18.41)		0.03		(18.46)	—	—	—	—	101.54	(15.40)	(20.37)
Ultra FTSE China 25
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05		0.37	—	—	—	—	60.37	0.62	0.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2013	5.03%	0.95%	(4.97)%	(0.89)%	$1,805	—%
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil Capped
Year ended May 31, 2013(x)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(x)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(x)	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010(x)	11.20	0.95	(11.04)	(0.80)	3,808	—
Ultra FTSE China 25
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

300 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Year ended May 31, 2013	$49.29	$(0.56)	$24.60		$0.03	$24.07	$—	$—	$—	$—	$73.36	48.83%	50.13%
Year ended May 31, 2012	67.20	(0.55)	(17.37)		0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—	—	—	—	67.20	13.51	13.04
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2013	29.27	(0.42)	16.61		—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)		—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—	—	—	—	41.50	55.72	58.83
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)
Ultra 7-10 Year Treasury
Year ended May 31, 2013	56.91	— (h)	(2.20)		0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(s)	43.53	0.09	13.26		0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Year ended May 31, 2011(s)	38.35	(0.10)	5.19		0.09	5.18	— (h)	—	—	— (h)	43.53	13.51	13.73
January 19, 2010* through May 31, 2010(s)	35.00	— (h)	3.33		0.02	3.35	—	—	—	—	38.35	9.59	9.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Year ended May 31, 2013	1.52%	0.95%	(1.47)%	(0.90)%	$44,016	—%
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
Year ended May 31, 2013	0.99	0.95	(0.04)	— (m)	1,133,980	289
Year ended May 31, 2012(s)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(s)	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010(s)	2.27	0.95	(1.30)	0.02	11,506	136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 301

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 20+ Year Treasury
Year ended May 31, 2013	$74.98	$0.36	$(13.13)	$0.05		$(12.72)	$(0.03)	$—	$—	$(0.03)	$62.23	(16.97)%	(17.06)%
Year ended May 31, 2012(s)	42.73	0.02	32.45	0.09		32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Year ended May 31, 2011(s)	40.38	0.39	2.24	0.05		2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81
January 19, 2010* through May 31, 2010(s)	35.00	0.09	5.24	0.08		5.41	(0.03)	—	—	(0.03)	40.38	15.45	15.32
Ultra High Yield
Year ended May 31, 2013	41.27	(0.43)	11.08	—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93 (i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74	0.01		0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Year ended May 31, 2013	49.88	(0.49)	4.19	0.01		3.71	—	—	—	—	53.59	7.43	7.97
Year ended May 31, 2012	42.36	(0.42)	7.93	0.01		7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40	0.01		2.36	—	—	—	—	42.36	5.89	6.27
30 Year TIPS/TSY Spread
Year ended May 31, 2013	38.52	0.41	(0.46)	—		(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04		(1.48)	—	—	—	—	38.52	(3.70)	(3.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra 20+ Year Treasury
Year ended May 31, 2013	1.65%	0.95%	(0.18)%	0.52%	$18,669	163%
Year ended May 31, 2012(s)	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(s)	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010(s)	2.16	0.95	(0.53)	0.68	8,075	228
Ultra High Yield
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Year ended May 31, 2013	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—
30 Year TIPS/TSY Spread
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

302 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 30 Year TIPS/TSY Spread
Year ended May 31, 2013	$40.90	$0.69	$(2.07)		$—	$(1.38)	$(0.70)	$—	$—	$(0.70)	$38.82	(3.32)%	(1.14)%
January 10, 2012* through May 31, 2012	40.00	0.28	0.70		0.04	1.02	(0.12)	—	—	(0.12)	40.90	2.57	(1.17)
UltraPro 10 Year TIPS/TSY Spread
Year ended May 31, 2013	38.65	(0.22)	(1.64	)(i)	0.02	(1.84)	(0.32)	—	(0.11)	(0.43)	36.38	(4.84)	(1.61)
February 7, 2012* through May 31, 2012	40.00	0.38	(1.77)		0.04	(1.35)	—	—	—	—	38.65	(3.38)	(4.20)
UltraPro Short 10 Year TIPS/TSY Spread
Year ended May 31, 2013	40.80	0.19	(0.02)		0.02	0.19	(0.23)	—	—	(0.23)	40.76	0.50	(1.32)
February 7, 2012* through May 31, 2012	40.00	0.12	0.68		0.04	0.84	(0.04)	—	—	(0.04)	40.80	2.09	2.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short 30 Year TIPS/TSY Spread
Year ended May 31, 2013	2.62%	0.75%	(0.06)%	1.81%	$3,882	126%
January 10, 2012* through May 31, 2012	3.45	0.75	(0.88)	1.81	4,090	123
UltraPro 10 Year TIPS/TSY Spread
Year ended May 31, 2013	2.73	0.75	(2.53)	(0.56)	1,819	240
February 7, 2012* through May 31, 2012	3.86	0.75	(0.10)	3.01	3,865	14
UltraPro Short 10 Year TIPS/TSY Spread
Year ended May 31, 2013	2.76	0.75	(1.53)	0.48	2,038	259
February 7, 2012* through May 31, 2012	3.89	0.75	(2.21)	0.93	4,080	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 303

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

304 :: ProShares Trust :: Financial Highlights

Notes to Financial Statements

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 305

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 120 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective February 7, 2013)
ProShares Credit Suisse 130/30	ProShares Large Cap Core Plus
Formerly	Name (effective February 11, 2013)
ProShares UltraShort MSCI Brazil	ProShares UltraShort MSCI Brazil Capped
ProShares UltraShort MSCI Mexico Investable Market	ProShares UltraShort MSCI Mexico Capped IMI
ProShares Ultra MSCI Brazil	ProShares Ultra MSCI Brazil Capped
ProShares Ultra MSCI Mexico Investable Market	ProShares Ultra MSCI Mexico Capped IMI
Formerly	Name (effective April 23, 2013)
ProShares UltraShort MSCI Europe	ProShares UltraShort Europe
ProShares Ultra MSCI Europe	ProShares Ultra Europe

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid price for Sovereign and Sub-Sovereign bonds, Covered Bonds, and corporate bonds. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share ("NAV") of a Fund is determined. Futures contracts and option on bonds and bond-related investments are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about

306 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of May 31, 2013, based on levels assigned to securities on May 31, 2012.

The following is a summary of the valuations as of May 31, 2013 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
USD Covered Bond	—	—	—	$6,547,151	$13,528	$32,855	—	—	$6,593,534	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	375,384	3,657,680	17,155	—	—	4,050,219	—
High Yield-Interest Rate Hedged	—	$27,825	—	22,669,972	298,781	725,643	—	—	23,694,396	$27,825
Global Listed Private Equity ETF	$5,971,802	—	$14,526	—	40,686	98,812	—	—	6,125,826	—
Hedge Replication ETF	5,796,423	(2,653)	—	—	41,007,201	6,093,293	$13,868	—	52,896,917	11,215
Large Cap Core Plus	131,818,195	—	—	—	1,139,837	2,775,486	2,607,846	—	135,733,518	2,607,846
Merger ETF	5,318,266	—	—	—	166,298	703,887	(266,223)	$21,120	6,188,451	(245,103)
RAFI® Long/Short	27,620,761	—	—	—	1,201,415	2,935,300	(2,390,757)	—	31,757,476	(2,390,757)
Short S&P500®	—	1,119,733	—	—	967,611,358	864,011,914	(14,215,742)	—	1,831,623,272	(13,096,009)
Short QQQ®	—	28,934	—	—	101,800,872	110,035,397	(18,302,155)	—	211,836,269	(18,273,221)
Short Dow30SM	—	(398,380)	—	—	153,640,186	154,257,716	(31,848,252)	—	307,897,902	(32,246,632)
Short MidCap400	—	(2,544)	—	—	16,731,442	17,323,064	(352,820)	—	34,054,506	(355,364)
Short Russell2000	—	34,964	—	—	213,736,958	214,941,482	(48,595,165)	—	428,678,440	(48,560,201)
Short SmallCap600	—	—	—	—	75,581,621	75,814,698	(4,197,232)	—	151,396,319	(4,197,232)
UltraShort Russell3000	—	—	—	—	197,602	926,682	(115,031)	—	1,124,284	(115,031)
UltraShort S&P500®	—	1,572,107	—	—	1,212,719,892	893,775,179	(156,623,084)	—	2,106,495,071	(155,050,977)
UltraShort QQQ®	—	(157,352)	—	—	293,158,888	204,273,946	(63,278,856)	—	497,432,834	(63,436,208)
UltraShort Dow30SM	—	(435,907)	—	—	181,123,614	141,938,714	(46,225,810)	—	323,062,328	(46,661,717)
UltraShort MidCap400	—	14,347	—	—	8,218,327	10,126,932	(1,772,091)	—	18,345,259	(1,757,744)
UltraShort Russell2000	—	(30,874)	—	—	175,822,072	218,246,977	(44,362,300)	—	394,069,049	(44,393,174)
UltraShort SmallCap600	—	—	—	—	2,564,514	5,176,984	(673,401)	—	7,741,498	(673,401)
UltraPro Short S&P500®	—	1,212,877	—	—	337,598,640	340,587,098	(99,850,470)	—	678,185,738	(98,637,593)
UltraPro Short QQQ®	—	(115,951)	—	—	154,130,751	93,755,523	(35,850,395)	—	247,886,274	(35,966,346)

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 307

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short Dow30SM	—	$(463,939)	—	—	$65,332,214	$73,352,039	$(17,850,742)	—	$138,684,253	$(18,314,681)
UltraPro Short MidCap400	—	(13,683)	—	—	1,651,600	3,335,234	(754,835)	—	4,986,834	(768,518)
UltraPro Short Russell2000	—	17,689	—	—	33,109,110	47,707,113	(6,039,748)	—	80,816,223	(6,022,059)
UltraShort Russell1000 Value	—	—	—	—	272,321	886,407	(123,632)	—	1,158,728	(123,632)
UltraShort Russell1000 Growth	—	—	—	—	1,223,135	3,735,180	(485,448)	—	4,958,315	(485,448)
UltraShort Russell MidCap Value	—	—	—	—	234,077	990,980	(371,326)	—	1,225,057	(371,326)
UltraShort Russell MidCap Growth	—	—	—	—	345,072	1,423,941	(461,848)	—	1,769,013	(461,848)
UltraShort Russell2000 Value	—	—	—	—	1,152,297	2,642,345	(1,066,379)	—	3,794,642	(1,066,379)
UltraShort Russell2000 Growth	—	—	—	—	2,303,457	4,351,003	(971,115)	—	6,654,460	(971,115)
Short Basic Materials	—	—	—	—	1,162,171	3,515,334	(266,872)	—	4,677,505	(266,872)
Short Financials	—	—	—	—	23,094,476	21,944,808	(6,268,680)	—	45,039,284	(6,268,680)
Short Oil & Gas	—	—	—	—	1,082,527	3,354,602	(290,310)	—	4,437,129	(290,310)
Short Real Estate	—	—	—	—	9,293,924	10,753,669	(1,942,702)	—	20,047,593	(1,942,702)
Short KBW Regional Banking	—	—	—	—	569,367	1,945,242	(619,716)	—	2,514,609	(619,716)
UltraShort Basic Materials	—	—	—	—	14,654,744	27,572,094	(4,862,040)	—	42,226,838	(4,862,040)
UltraShort Nasdaq Biotechnology	—	—	—	—	651,969	5,496,546	(1,569,199)	—	6,148,515	(1,569,199)
UltraShort Consumer Goods	—	—	—	—	1,297,002	4,120,894	(369,265)	—	5,417,896	(369,265)
UltraShort Consumer Services	—	—	—	—	2,092,907	5,171,972	(1,148,689)	—	7,264,879	(1,148,689)
UltraShort Financials	—	—	—	—	40,863,587	91,292,427	(9,742,827)	—	132,156,014	(9,742,827)
UltraShort Health Care	—	—	—	—	1,321,577	3,405,087	(1,310,982)	—	4,726,664	(1,310,982)
UltraShort Industrials	—	—	—	—	905,556	4,923,503	(957,805)	—	5,829,059	(957,805)
UltraShort Oil & Gas	—	—	—	—	36,515,441	48,335,110	(4,986,279)	—	84,850,551	(4,986,279)
UltraShort Real Estate	—	—	—	—	32,766,096	41,373,550	(6,285,565)	—	74,139,646	(6,285,565)
UltraShort Semiconductors	—	—	—	—	4,610,132	12,176,455	(3,430,921)	—	16,786,587	(3,430,921)
UltraShort Technology	—	—	—	—	1,715,111	6,471,646	(598,559)	—	8,186,757	(598,559)
UltraShort Telecommunications	—	—	—	—	325,068	1,500,148	(422,821)	—	1,825,216	(422,821)
UltraShort Utilities	—	—	—	—	1,156,514	2,969,197	28,039	—	4,125,711	28,039
UltraPro Short Financials	—	—	—	—	471,388	2,141,005	(468,231)	—	2,612,393	(468,231)
Short MSCI EAFE	—	—	—	—	74,914,917	101,365,849	(30,872,795)	—	176,280,766	(30,872,795)
Short MSCI Emerging Markets	—	—	—	—	106,446,823	114,625,175	(8,775,621)	—	221,071,998	(8,775,621)
Short FTSE China 25	—	—	—	—	1,250,674	2,389,185	228,357	—	3,639,859	228,357
UltraShort MSCI EAFE	—	—	—	—	2,102,568	7,357,712	(4,340,666)	—	9,460,280	(4,340,666)

308 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort MSCI Emerging Markets	—	—	—	—	$17,429,814	$34,720,973	$(9,714,155)	—	$52,150,787	$(9,714,155)
UltraShort Europe	—	—	—	—	39,459,514	47,882,972	(23,865,332)	—	87,342,486	(23,865,332)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	285,856	1,111,164	(65,831)	—	1,397,020	(65,831)
UltraShort MSCI Brazil Capped	—	—	—	—	4,194,751	12,032,230	(510,328)	—	16,226,981	(510,328)
UltraShort FTSE China 25	—	—	—	—	58,973,971	69,082,344	(12,940,249)	—	128,056,315	(12,940,249)
UltraShort MSCI Japan	—	—	—	—	3,692,535	8,553,392	(4,218,918)	—	12,245,927	(4,218,918)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	623,493	1,992,348	(404,804)	—	2,615,841	(404,804)
Short 7-10 Year Treasury	—	$1,244	—	—	15,401,008	16,369,480	89,426	—	31,770,488	90,670
Short 20+ Year Treasury	—	73,817	—	—	532,152,235	571,543,017	12,436,206	—	1,103,695,252	12,510,023
Short High Yield	—	—	—	—	17,479,967	28,658,094	(4,007,509)	—	46,138,061	(4,007,509)
Short Investment Grade Corporate	—	—	—	—	524,834	817,461	(7,881)	—	1,342,295	(7,881)
UltraShort 3-7 Year Treasury	—	—	—	—	2,299,125	2,728,508	(199,085)	—	5,027,633	(199,085)
UltraShort 7-10 Year Treasury	—	4,228	—	—	148,491,664	180,627,961	(20,188,606)	—	329,119,625	(20,184,378)
UltraShort 20+ Year Treasury	—	120,110	—	—	1,697,085,865	1,882,178,329	251,673,764	—	3,579,264,194	251,793,874
UltraShort TIPS	—	—	—	—	2,649,718	4,138,703	122,321	—	6,788,421	122,321
UltraPro Short 20+ Year Treasury	—	—	—	—	16,210,171	41,910,324	8,333,846	—	58,120,495	8,333,846
Ultra Russell3000	$3,967,035	—	—	—	294,655	999,219	1,085,793	—	5,260,909	1,085,793
Ultra S&P500®	1,397,975,883	27,020,972	—	—	484,340,016	452,790,635	92,409,184	—	2,335,106,534	119,430,156
Ultra QQQ®	305,944,870	4,155,367	—	—	72,204,304	83,221,530	26,081,196	—	461,370,704	30,236,563
Ultra Dow30SM	142,138,094	1,692,348	—	—	34,351,838	40,487,472	38,331,912	—	216,977,404	40,024,260
Ultra MidCap400	31,043,945	1,061,551	—	—	32,277,082	33,774,370	8,187,365	—	97,095,397	9,248,916
Ultra Russell2000	19,658,900	966,787	—	—	45,430,041	51,310,083	25,597,607	—	116,399,024	26,564,394
Ultra SmallCap600	14,286,389	—	—	—	5,416,089	6,134,865	1,584,582	—	25,837,343	1,584,582
UltraPro S&P500®	238,613,673	3,669,070	—	—	19,847,814	68,571,158	32,674,964	—	327,032,645	36,344,034
UltraPro QQQ®	111,299,322	1,342,820	—	—	3,644,903	22,825,597	47,970,808	—	137,769,822	49,313,628
UltraPro Dow30SM	40,840,050	10,329	—	—	2,081,800	12,434,826	10,984,754	—	55,356,676	10,995,083
UltraPro MidCap400	15,910,597	192,192	—	—	936,771	1,699,860	4,106,189	—	18,547,228	4,298,381
UltraPro Russell2000	53,927,075	422,464	—	—	8,781,212	21,886,590	22,519,670	—	84,594,877	22,942,134
Ultra Russell1000 Value	4,137,915	—	—	—	594,640	1,772,754	1,004,817	—	6,505,309	1,004,817
Ultra Russell1000 Growth	10,818,631	—	—	—	2,867,051	3,497,530	1,525,155	—	17,183,212	1,525,155
Ultra Russell MidCap Value	5,144,834	—	—	—	952,113	1,202,572	1,784,668	—	7,299,519	1,784,668
Ultra Russell MidCap Growth	5,950,712	—	—	—	1,654,342	1,962,470	1,462,752	—	9,567,524	1,462,752
May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 309

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Russell2000 Value	$6,196,364	—	—	—	$815,148	$1,666,581	$1,056,730	—	$8,678,093	$1,056,730
Ultra Russell2000 Growth	9,837,502	—	—	—	1,462,982	2,811,818	1,384,608	—	14,112,302	1,384,608
Ultra Basic Materials	82,514,182	—	—	—	8,864,728	27,350,140	5,053,710	—	118,729,050	5,053,710
Ultra Nasdaq Biotechnology	84,960,683	—	—	—	1,522,089	15,074,611	10,502,795	—	101,557,383	10,502,795
Ultra Consumer Goods	14,245,262	—	—	—	463,556	2,361,609	2,476,504	—	17,070,427	2,476,504
Ultra Consumer Services	20,269,175	—	—	—	272,727	2,089,835	1,875,507	—	22,631,737	1,875,507
Ultra Financials	556,839,246	—	—	—	38,877,373	97,369,417	97,125,363	—	693,086,036	97,125,363
Ultra Health Care	53,040,781	—	—	—	1,991,340	9,543,372	9,007,112	—	64,575,493	9,007,112
Ultra Industrials	15,468,769	—	—	—	144,629	1,598,784	4,649,323	—	17,212,182	4,649,323
Ultra Oil & Gas	94,958,031	—	—	—	13,067,077	25,524,454	10,242,658	—	133,549,562	10,242,658
Ultra Real Estate	281,531,744	—	—	—	16,941,896	50,978,607	18,718,435	—	349,452,247	18,718,435
Ultra KBW Regional Banking	2,088,593	—	—	—	14,860	342,909	486,016	—	2,446,362	486,016
Ultra Semiconductors	23,856,080	—	—	—	1,569,378	4,453,619	4,709,099	—	29,879,077	4,709,099
Ultra Technology	87,037,281	—	—	—	5,214,016	24,516,595	6,911,254	—	116,767,892	6,911,254
Ultra Telecommunications	3,778,841	—	—	—	190,098	664,203	529,235	—	4,633,142	529,235
Ultra Utilities	10,460,375	—	—	—	331,188	2,499,967	1,331,260	—	13,291,530	1,331,260
UltraPro Financials	7,687,846	—	—	—	127,102	709,766	850,682	—	8,524,714	850,682
Ultra MSCI EAFE	—	—	—	—	1,237,040	2,974,264	3,986,396	—	4,211,304	3,986,396
Ultra MSCI Emerging Markets	—	—	—	—	16,477,895	20,692,251	(785,625)	—	37,170,146	(785,625)
Ultra Europe	—	—	—	—	1,573,199	4,587,857	2,629,726	—	6,161,056	2,629,726
Ultra MSCI Pacific ex-Japan	—	—	—	—	87,133	793,889	936,083	—	881,022	936,083
Ultra MSCI Brazil Capped	—	—	—	—	2,698,898	7,202,662	(3,464,006)	—	9,901,560	(3,464,006)
Ultra FTSE China 25	—	—	—	—	16,630,296	25,160,434	(3,928,599)	—	41,790,730	(3,928,599)
Ultra MSCI Japan	—	—	—	—	11,367,279	25,812,856	2,498,514	—	37,180,135	2,498,514
Ultra MSCI Mexico Capped IMI	—	—	—	—	1,043,531	2,679,467	755,478	—	3,722,998	755,478
Ultra 7-10 Year Treasury	—	$(5,683)	—	$817,290,708	166,480,702	190,280,165	(56,762,200)	—	1,174,051,575	(56,767,883)
Ultra 20+ Year Treasury	—	(2,975)	—	14,744,328	918,384	3,472,943	(543,260)	—	19,135,655	(546,235)
Ultra High Yield	193,553	—	—	—	1,810,249	2,123,976	709,119	—	4,127,778	709,119
Ultra Investment Grade Corporate	213,898	—	—	—	1,286,156	3,668,321	(106,773)	—	5,168,375	(106,773)
30 Year TIPS/TSY Spread	—	—	—	3,082,773	53,239	139,314	76,628	—	3,275,326	76,628
Short 30 Year TIPS/TSY Spread	—	—	—	3,169,952	200,608	527,713	30,719	—	3,898,273	30,719
UltraPro 10 Year TIPS/TSY Spread	—	—	—	1,344,607	29,154	217,392	(31,535)	—	1,591,153	(31,535)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	941,030	55,303	244,451	548,074	—	1,240,784	548,074

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

310 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On May 31, 2013, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.06.%, dated 05/31/13, due 06/03/13 (1)	BNP Paribas Securities Corp., 0.02%, dated 05/31/13, due 06/03/13 (2)	BNP Paribas Securities Corp., 0.06%, dated 05/31/13, due 06/03/13 (3)	BNP Paribas Securities Corp., 0.07%, dated 05/31/13, due 06/03/13 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/31/13, due 06/03/13 (5)	Credit Suisse (USA) LLC, 0.07%, dated 05/31/13, due 06/03/13 (6)	ING Financial Markets LLC, 0.08%, dated 05/31/13, due 06/03/13 (7)	JPMorgan Securities, Inc., 0.07%, dated 05/31/13, due 06/03/13 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/31/13, due 06/03/13 (9)	UBS Securities LLC, 0.05%, dated 05/31/13, due 06/03/13 (10)	Total
USD Covered Bond	$362	$8,213	$4,107	$5,726	$2,126	$2,053	$483	$2,053	$2,900	$4,832	$32,855
German Sovereign/ Sub-Sovereign ETF	189	4,289	2,144	2,989	1,111	1,072	252	1,071	1,514	2,524	17,155
High Yield-Interest Rate Hedged	8,002	181,404	90,701	126,448	46,983	45,351	10,671	45,351	64,025	106,707	725,643
Global Listed Private Equity ETF	1,090	24,703	12,351	17,219	6,397	6,176	1,453	6,176	8,717	14,530	98,812
Hedge Replication ETF	67,203	1,523,257	761,629	1,061,800	394,518	380,814	89,603	380,813	537,621	896,035	6,093,293
Large Cap Core Plus	32,293	692,044	346,022	482,395	180,612	173,566	40,950	173,735	245,095	408,774	2,775,486
Merger ETF	77,947	100,967	50,484	70,380	83,526	48,397	16,007	55,444	70,871	129,864	703,887
RAFI® Long/Short	36,456	729,430	364,715	508,456	192,258	183,705	43,493	184,115	259,496	433,176	2,935,300
Short S&P500®	19,801,477	205,016,779	102,508,390	142,908,755	61,496,385	54,643,267	13,533,320	55,674,723	77,516,146	130,912,672	864,011,914
Short QQQ®	6,609,372	21,741,791	10,870,896	15,155,308	10,042,199	7,215,640	2,052,926	7,757,438	10,382,562	18,207,265	110,035,397
Short Dow30SM	8,441,909	31,359,849	15,679,924	21,859,659	13,632,645	10,063,837	2,811,599	10,740,669	14,452,340	25,215,285	154,257,716
Short MidCap400	418,393	4,087,649	2,043,824	2,849,332	1,244,538	1,096,916	273,060	1,119,743	1,556,836	2,632,773	17,323,064
Short Russell2000	10,747,782	44,781,293	22,390,647	31,215,195	18,446,694	13,959,147	3,835,856	14,800,311	20,010,981	34,753,576	214,941,482
Short SmallCap600	3,466,429	16,142,185	8,071,093	11,252,053	6,331,058	4,903,331	1,326,838	5,167,440	7,017,784	12,136,487	75,814,698
UltraShort Russell3000	114,740	119,972	59,986	83,628	116,519	64,476	22,050	74,971	94,818	175,522	926,682
UltraShort S&P500®	41,199,752	189,942,168	94,971,084	132,400,864	74,817,215	57,826,074	15,668,952	60,973,193	82,774,005	143,201,872	893,775,179
UltraShort QQQ®	14,137,920	38,366,153	19,183,076	26,743,465	19,652,874	13,512,659	3,961,668	14,706,043	19,507,918	34,502,170	204,273,946
UltraShort Dow30SM	11,395,363	24,979,031	12,489,515	17,411,854	14,505,609	9,487,867	2,879,402	10,474,900	13,751,294	24,563,879	141,938,714
UltraShort MidCap400	651,920	1,954,342	977,171	1,362,291	947,815	666,819	192,454	721,064	960,993	1,692,063	10,126,932
UltraShort Russell2000	16,625,492	39,365,755	19,682,878	27,440,247	21,819,413	14,532,420	4,355,190	15,960,110	21,032,246	37,433,226	218,246,977

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 311

Fund Name	Barclays Capital, Inc., 0.06.%, dated 05/31/13, due 06/03/13 (1)	BNP Paribas Securities Corp., 0.02%, dated 05/31/13, due 06/03/13 (2)	BNP Paribas Securities Corp., 0.06%, dated 05/31/13, due 06/03/13 (3)	BNP Paribas Securities Corp., 0.07%, dated 05/31/13, due 06/03/13 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/31/13, due 06/03/13 (5)	Credit Suisse (USA) LLC, 0.07%, dated 05/31/13, due 06/03/13 (6)	ING Financial Markets LLC, 0.08%, dated 05/31/13, due 06/03/13 (7)	JPMorgan Securities, Inc., 0.07%, dated 05/31/13, due 06/03/13 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/31/13, due 06/03/13 (9)	UBS Securities LLC, 0.05%, dated 05/31/13, due 06/03/13 (10)	Total
UltraShort SmallCap600	$379,186	$950,010	$475,005	$662,213	$509,363	$343,767	$102,085	$376,108	$497,004	$882,243	$5,176,984
UltraPro Short S&P500®	45,006,483	41,063,783	20,531,892	28,623,873	44,358,078	23,875,281	8,332,619	28,017,252	35,202,957	65,574,880	340,587,098
UltraPro Short QQQ®	8,111,778	15,874,686	7,937,343	11,065,590	9,897,668	6,303,778	1,949,069	7,014,462	9,156,253	16,444,896	93,755,523
UltraPro Short Dow30SM	7,550,419	11,133,433	5,566,716	7,760,658	8,394,746	5,007,502	1,621,927	5,684,415	7,314,013	13,318,210	73,352,039
UltraPro Short MidCap400	162,685	699,237	349,619	487,409	284,026	216,347	59,191	228,988	309,999	537,733	3,335,234
UltraPro Short Russell2000	3,669,253	8,567,600	4,283,800	5,972,121	4,788,509	3,178,876	954,835	3,494,477	4,601,865	8,195,777	47,707,113
UltraShort Russell1000 Value	62,420	165,338	82,669	115,250	85,859	58,703	17,277	63,989	84,785	150,117	886,407
UltraShort Russell1000 Growth	220,065	742,618	371,309	517,648	338,564	244,667	69,341	262,628	351,902	616,438	3,735,180
UltraShort Russell MidCap Value	109,767	142,118	71,059	99,065	117,609	68,138	22,538	78,062	99,781	182,843	990,980
UltraShort Russell MidCap Growth	152,766	209,508	104,754	146,039	166,312	97,597	31,985	111,359	142,757	260,864	1,423,941
UltraShort Russell2000 Value	390,252	274,681	137,340	191,469	366,355	187,808	67,957	224,068	278,243	524,172	2,642,345
UltraShort Russell2000 Growth	325,190	791,488	395,744	551,714	431,611	289,328	86,321	317,162	418,520	743,925	4,351,003
Short Basic Materials	200,846	705,604	352,802	491,848	315,248	229,873	64,755	246,147	330,408	577,803	3,515,334
Short Financials	1,343,811	4,308,616	2,154,308	3,003,359	2,016,642	1,440,656	411,493	1,551,288	2,073,844	3,640,791	21,944,808
Short Oil & Gas	206,723	657,249	328,624	458,141	308,978	220,308	63,008	237,350	317,181	557,040	3,354,602
Short Real Estate	762,304	2,000,450	1,000,225	1,394,431	1,044,347	712,484	210,009	777,119	1,029,215	1,823,085	10,753,669
Short KBW Regional Banking	323,456	163,575	81,787	114,021	289,257	140,531	52,942	170,855	209,354	399,464	1,945,242
UltraShort Basic Materials	3,540,897	3,433,923	1,716,961	2,393,646	3,535,517	1,926,374	666,297	2,251,385	2,837,028	5,270,066	27,572,094
UltraShort Nasdaq Biotechnology	976,073	395,838	197,919	275,923	850,919	400,987	154,601	492,909	599,315	1,152,062	5,496,546
UltraShort Consumer Goods	272,585	787,465	393,733	548,910	389,638	271,803	78,903	294,610	391,964	691,283	4,120,894
UltraShort Consumer Services	475,571	845,702	422,851	589,504	561,189	349,508	109,783	391,533	508,608	917,723	5,171,972
UltraShort Financials	13,349,088	9,633,399	4,816,700	6,715,046	12,584,996	6,480,322	2,337,093	7,719,618	9,596,502	18,059,663	91,292,427
UltraShort Health Care	424,115	438,162	219,081	305,425	429,502	237,075	81,224	275,890	348,720	645,893	3,405,087
UltraShort Industrials	691,612	549,802	274,901	383,244	663,409	347,713	123,760	411,706	514,013	963,343	4,923,503
UltraShort Oil & Gas	3,023,789	9,421,726	4,710,863	6,567,497	4,476,385	3,177,170	911,497	3,427,264	4,575,786	8,043,133	48,335,110
UltraShort Real Estate	2,880,471	7,752,515	3,876,257	5,403,959	3,989,668	2,737,914	803,763	2,981,327	3,953,246	6,994,430	41,373,550
UltraShort Semiconductors	1,102,131	2,009,766	1,004,883	1,400,925	1,311,745	821,752	257,052	918,934	1,195,237	2,154,030	12,176,455
UltraShort Technology	610,897	1,041,317	520,659	725,859	710,765	438,329	138,645	492,503	638,393	1,154,279	6,471,646
UltraShort Telecommunications	182,801	197,363	98,681	137,573	187,033	104,192	35,458	120,886	153,127	283,034	1,500,148
UltraShort Utilities	297,502	459,354	229,677	320,196	335,413	202,187	64,998	228,771	295,047	536,052	2,969,197
UltraPro Short Financials	256,658	286,200	143,100	199,499	264,642	148,437	50,264	171,837	218,013	402,355	2,141,005
Short MSCI EAFE	7,832,167	18,165,664	9,082,832	12,662,536	10,193,819	6,756,581	2,031,684	7,430,762	9,782,314	17,427,490	101,365,849
Short MSCI Emerging Markets	4,526,321	25,169,196	12,584,598	17,544,410	9,185,571	7,368,546	1,948,475	7,696,100	10,521,013	18,080,945	114,625,175
Short FTSE China 25	158,731	455,810	227,905	317,726	226,277	157,628	45,802	170,921	227,337	401,048	2,389,185

312 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund Name	Barclays Capital, Inc., 0.06.%, dated 05/31/13, due 06/03/13 (1)	BNP Paribas Securities Corp., 0.02%, dated 05/31/13, due 06/03/13 (2)	BNP Paribas Securities Corp., 0.06%, dated 05/31/13, due 06/03/13 (3)	BNP Paribas Securities Corp., 0.07%, dated 05/31/13, due 06/03/13 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/31/13, due 06/03/13 (5)	Credit Suisse (USA) LLC, 0.07%, dated 05/31/13, due 06/03/13 (6)	ING Financial Markets LLC, 0.08%, dated 05/31/13, due 06/03/13 (7)	JPMorgan Securities, Inc., 0.07%, dated 05/31/13, due 06/03/13 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/31/13, due 06/03/13 (9)	UBS Securities LLC, 0.05%, dated 05/31/13, due 06/03/13 (10)	Total
UltraShort MSCI EAFE	$1,175,909	$669,504	$334,752	$466,683	$1,068,384	$528,561	$196,420	$638,488	$785,926	$1,493,085	$7,357,712
UltraShort MSCI Emerging Markets	3,715,233	5,119,025	2,559,513	3,568,262	4,050,018	2,379,154	779,118	2,713,754	3,479,712	6,357,184	34,720,973
UltraShort Europe	4,649,577	7,566,076	3,783,038	5,274,000	5,328,964	3,251,285	1,036,266	3,665,127	4,739,589	8,589,050	47,882,972
UltraShort MSCI Pacific ex-Japan	109,789	173,556	86,778	120,978	124,686	75,567	24,200	85,361	110,222	200,027	1,111,164
UltraShort MSCI Brazil Capped	1,530,028	1,514,766	757,383	1,055,881	1,534,656	839,700	289,542	980,007	1,236,158	2,294,109	12,032,230
UltraShort FTSE China 25	6,139,183	11,523,761	5,761,880	8,032,739	7,380,627	4,655,022	1,449,208	5,194,960	6,766,900	12,178,064	69,082,344
UltraShort MSCI Japan	1,360,760	784,973	392,486	547,172	1,238,629	614,065	227,836	741,228	912,864	1,733,379	8,553,392
UltraShort MSCI Mexico Capped IMI	133,819	378,549	189,275	263,871	189,478	131,537	38,311	142,768	189,758	334,982	1,992,348
Short 7-10 Year Treasury	372,504	3,887,062	1,943,531	2,709,511	1,163,670	1,035,099	256,187	1,054,374	1,468,281	2,479,261	16,369,480
Short 20+ Year Treasury	13,775,856	134,894,750	67,447,375	94,029,576	41,045,997	36,188,978	9,006,851	36,939,284	51,361,440	86,852,910	571,543,017
Short High Yield	1,633,733	5,756,178	2,878,089	4,012,394	2,568,041	1,873,771	527,610	2,006,079	2,693,132	4,709,067	28,658,094
Short Investment Grade Corporate	72,482	136,537	68,269	95,174	87,248	55,073	17,136	61,446	80,053	144,043	817,461
UltraShort 3-7 Year Treasury	100,633	606,719	303,360	422,919	214,806	174,953	45,808	182,036	249,551	427,723	2,728,508
UltraShort 7-10 Year Treasury	9,301,622	37,344,231	18,672,116	26,031,126	15,647,645	11,747,618	3,245,224	12,481,571	16,850,082	29,306,726	180,627,961
UltraShort 20+ Year Treasury	57,847,439	430,891,502	215,445,751	300,356,723	141,920,164	119,959,354	30,666,767	123,683,500	170,700,082	290,707,047	1,882,178,329
UltraShort TIPS	76,446	1,001,718	500,859	698,257	284,621	260,591	63,343	263,684	369,011	620,173	4,138,703
UltraPro Short 20+ Year Treasury	1,056,694	9,841,889	4,920,945	6,860,377	3,034,999	2,656,600	664,208	2,716,291	3,772,064	6,386,257	41,910,324
Ultra Russell3000	134,176	118,192	59,096	82,387	131,293	70,180	24,618	82,546	103,546	193,185	999,219
Ultra S&P500®	17,537,203	99,789,077	49,894,539	69,558,857	36,099,439	29,085,613	7,669,226	30,345,109	41,517,154	71,294,418	452,790,635
Ultra QQQ®	4,927,354	16,519,983	8,259,992	11,515,400	7,556,454	5,452,821	1,546,905	5,855,419	7,843,577	13,743,625	83,221,530
Ultra Dow30SM	1,763,265	8,714,391	4,357,196	6,074,443	3,333,445	2,613,016	701,489	2,745,231	3,736,739	6,448,257	40,487,472
Ultra MidCap400	1,297,830	7,454,429	3,727,214	5,196,175	2,687,146	2,168,896	571,230	2,261,809	3,095,544	5,314,097	33,774,370
Ultra Russell2000	2,664,639	10,584,281	5,292,141	7,377,867	4,457,047	3,338,492	923,658	3,549,229	4,789,313	8,333,416	51,310,083
Ultra SmallCap600	129,795	1,467,254	733,627	1,022,762	430,809	387,313	95,222	393,552	549,049	925,482	6,134,865
UltraPro S&P500®	5,521,064	12,050,458	6,025,229	8,399,878	7,016,326	4,584,626	1,392,334	5,063,064	6,645,294	11,872,885	68,571,158
UltraPro QQQ®	3,520,715	2,212,977	1,106,488	1,542,575	3,245,594	1,631,750	599,091	1,959,991	2,422,255	4,584,161	22,825,597
UltraPro Dow30SM	1,863,372	1,263,950	631,975	881,047	1,738,580	885,508	321,968	1,058,841	1,312,762	2,476,823	12,434,826
UltraPro MidCap400	168,214	265,229	132,615	184,881	190,884	115,619	37,042	130,628	168,651	306,097	1,699,860
UltraPro Russell2000	372,363	5,331,450	2,665,725	3,716,334	1,487,902	1,376,075	332,403	1,389,227	1,947,447	3,267,664	21,886,590
Ultra Russell1000 Value	96,418	361,031	180,516	251,660	156,345	115,618	32,263	123,336	166,014	289,553	1,772,754
Ultra Russell1000 Growth	193,606	708,679	354,340	493,991	310,287	228,318	63,926	243,885	327,957	572,541	3,497,530
Ultra Russell MidCap Value	94,478	213,845	106,922	149,062	121,780	80,256	24,229	88,411	116,249	207,340	1,202,572
Ultra Russell MidCap Growth	108,875	397,383	198,691	276,999	174,233	128,125	35,888	136,884	184,047	321,345	1,962,470
Ultra Russell2000 Value	115,570	312,772	156,386	218,021	160,461	110,258	32,340	120,017	159,185	281,571	1,666,581
Ultra Russell2000 Growth	84,855	645,387	322,694	449,873	211,171	179,111	45,688	184,518	254,816	433,705	2,811,818

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 313

Fund Name	Barclays Capital, Inc., 0.06.%, dated 05/31/13, due 06/03/13 (1)	BNP Paribas Securities Corp., 0.02%, dated 05/31/13, due 06/03/13 (2)	BNP Paribas Securities Corp., 0.06%, dated 05/31/13, due 06/03/13 (3)	BNP Paribas Securities Corp., 0.07%, dated 05/31/13, due 06/03/13 (4)	Credit Suisse (USA) LLC, 0.06%, dated 05/31/13, due 06/03/13 (5)	Credit Suisse (USA) LLC, 0.07%, dated 05/31/13, due 06/03/13 (6)	ING Financial Markets LLC, 0.08%, dated 05/31/13, due 06/03/13 (7)	JPMorgan Securities, Inc., 0.07%, dated 05/31/13, due 06/03/13 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 05/31/13, due 06/03/13 (9)	UBS Securities LLC, 0.05%, dated 05/31/13, due 06/03/13 (10)	Total
Ultra Basic Materials	$1,663,335	$5,382,156	$2,691,078	$3,751,680	$2,507,164	$1,794,791	$511,924	$1,931,520	$2,583,229	$4,533,263	$27,350,140
Ultra Nasdaq Biotechnology	2,828,062	924,125	462,063	644,170	2,415,415	1,109,219	436,181	1,376,494	1,662,534	3,216,348	15,074,611
Ultra Consumer Goods	315,150	281,444	140,722	196,183	309,241	165,743	58,026	194,772	244,480	455,848	2,361,609
Ultra Consumer Services	356,997	165,584	82,792	115,422	315,894	151,573	57,643	185,105	226,102	432,723	2,089,835
Ultra Financials	9,835,604	14,978,657	7,489,328	10,441,005	11,042,273	6,635,349	2,137,917	7,515,122	9,685,452	17,608,710	97,369,417
Ultra Health Care	1,206,440	1,209,028	604,514	842,764	1,213,373	665,563	229,078	776,134	979,572	1,816,906	9,543,372
Ultra Industrials	309,485	87,810	43,905	61,209	261,336	118,241	47,030	147,546	177,518	344,704	1,598,784
Ultra Oil & Gas	2,805,182	3,684,077	1,842,038	2,568,018	3,017,309	1,753,635	578,717	2,007,040	2,567,286	4,701,152	25,524,454
Ultra Real Estate	8,544,014	4,214,897	2,107,449	2,938,031	7,616,878	3,687,086	1,392,875	4,488,544	5,494,901	10,493,932	50,978,607
Ultra KBW Regional Banking	75,561	9,022	4,511	6,289	61,017	25,937	10,827	33,144	39,221	77,380	342,909
Ultra Semiconductors	199,336	952,837	476,418	664,183	369,586	287,769	77,597	302,853	411,713	711,327	4,453,619
Ultra Technology	3,043,434	3,165,653	1,582,826	2,206,646	3,086,901	1,706,301	583,992	1,984,745	2,509,509	4,646,588	24,516,595
Ultra Telecommunications	54,703	115,417	57,708	80,452	68,624	44,485	13,585	49,242	64,522	115,465	664,203
Ultra Utilities	424,252	201,078	100,539	140,163	376,371	181,143	68,730	220,974	270,124	516,593	2,499,967
UltraPro Financials	101,658	77,169	38,584	53,792	96,693	50,249	17,999	59,670	74,344	139,608	709,766
Ultra MSCI EAFE	366,607	386,836	193,418	269,648	373,079	206,838	70,637	240,356	304,118	562,727	2,974,264
Ultra MSCI Emerging Markets	1,387,989	3,933,521	1,966,761	2,741,896	1,966,903	1,366,016	397,747	1,482,469	1,970,572	3,478,377	20,692,251
Ultra Europe	400,476	773,042	386,521	538,855	486,245	308,692	95,661	343,824	448,496	806,045	4,587,857
Ultra MSCI Pacific ex-Japan	144,974	52,902	26,451	36,876	125,062	58,167	22,652	71,845	87,062	167,898	793,889
Ultra MSCI Brazil Capped	969,532	849,446	424,723	592,114	947,671	506,023	177,646	595,399	746,681	1,393,427	7,202,662
Ultra FTSE China 25	2,111,501	4,330,043	2,165,021	3,018,295	2,620,798	1,687,590	517,786	1,871,745	2,449,024	4,388,631	25,160,434
Ultra MSCI Japan	2,307,566	4,291,318	2,145,659	2,991,301	2,765,172	1,740,221	542,601	1,943,341	2,530,179	4,555,498	25,812,856
Ultra MSCI Mexico Capped IMI	177,107	512,163	256,081	357,007	253,277	176,722	51,293	191,538	254,844	449,435	2,679,467
Ultra 7-10 Year Treasury	12,557,978	36,391,239	18,195,620	25,366,834	17,975,922	12,548,592	3,641,001	13,598,830	18,095,157	31,908,992	190,280,165
Ultra 20+ Year Treasury	328,975	557,590	278,795	388,673	382,043	235,297	74,495	264,483	342,730	619,862	3,472,943
Ultra High Yield	59,857	492,041	246,020	342,981	157,220	135,030	34,170	138,687	191,952	326,018	2,123,976
Ultra Investment Grade Corporate	281,496	659,471	329,735	459,690	367,853	244,392	73,368	268,593	353,770	629,953	3,668,321
30 Year TIPS/TSY Spread	3,879	32,324	16,162	22,532	10,287	8,854	2,236	9,090	12,584	21,366	139,314
Short 30 Year TIPS/TSY Spread	15,295	121,798	60,899	84,901	39,291	33,575	8,523	34,527	47,744	81,160	527,713
UltraPro 10 Year TIPS/TSY Spread	36,691	17,701	8,850	12,338	32,620	15,740	5,959	19,183	23,464	44,846	217,392
UltraPro Short 10 Year TIPS/TSY Spread	28,461	33,577	16,789	23,406	29,760	16,895	5,671	19,482	24,786	45,624	244,451
	$440,000,000	$1,700,000,000	$850,000,000	$1,185,000,000	$725,253,262	$540,000,000	$150,000,000	$575,000,000	$775,000,000	$1,350,000,000	$8,290,253,262

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2013 as follows:

(1)  U.S. Treasury Bond, 3.13%, due 02/15/42; U.S. Treasury Notes, 0.38% to 2.13%, due 12/31/15 to 07/31/16, which had an aggregate value of $448,800,020.

(2)  U.S. Treasury Notes, 0.25% to 1.50%, due 03/31/15 to 11/30/17, which had an aggregate value of $1,734,653,064.

(3)  U.S. Treasury Notes, 0.88% to 2.75%, due 10/31/13 to 08/15/21, which had an aggregate value of $867,000,081.

314 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

(4)  Federal Home Loan Bank, 0% to 1.75%, due 08/02/13 to 03/12/21; Federal Home Loan Mortgage Corp., 0.88% to 2.50%, due 10/28/13 to 10/02/19; Federal National Mortgage Association, 0% to 6.63%, due 11/27/13 to 11/15/30, which had an aggregate value of $1,208,700,000.

(5)  U.S. Treasury Bonds, 0% to 6.00%, due 02/15/26 to 05/15/40; U.S. Treasury Notes, 0.13% to 3.75%, due 12/31/13 to 11/15/18, which had an aggregate value of $739,763,520.

(6)  Federal Farm Credit Bank, 0.15% to 5.88%, due 08/01/13 to 04/12/35; Federal National Mortgage Association, 5.13%, due 01/02/14; U.S. Treasury Bond, 0%, due 02/15/43; U.S. Treasury Note, 2.13%, due 12/31/15, which had an aggregate value of $550,807,957.

(7)  Federal National Mortgage Association, 1.01%, due 07/26/17; Government National Mortgage Association, 1.75% to 3.00%, due 09/20/33 to 10/20/39; U.S. Treasury Bonds, 3.00% to 6.38%, due 08/15/27 to 05/15/42; U.S. Treasury Notes, 0.75% to 4.25%, due 09/15/13 to 01/31/20, which had an aggregate value of $153,002,154.

(8)  U.S. Treasury Bonds, 0%, due 11/15/14 to 02/15/43; U.S. Treasury Notes, 0%, due 09/30/13 to 03/31/18, which had an aggregate value of $586,500,838.

(9)  U.S. Treasury Bills, 0%, due 08/08/13 to 12/12/13; U.S. Treasury Bonds, 2.75% to 9.88%, due 11/15/15 to 02/15/43; U.S. Treasury Notes, 0.25% to 4.75%, due 05/15/14 to 02/15/20, which had an aggregate value of $790,500,038.

(10)  U.S. Treasury Bills, 0%, due 06/13/13 to 05/29/14; U.S. Treasury Bonds, 1.75% to 11.25%, due 02/15/15 to 05/15/39; U.S. Treasury Notes, 0.13% to 4.50%, due 07/15/13 to 01/15/22, which had an aggregate value of $1,377,000,062.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other ETFs.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign and supranational bonds, Covered Bonds, foreign and domestic investment grade corporate debt securities. Additionally, certain Funds may invest in lower-rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by both Moody's and Standard and Poor's.

Covered Bonds

The ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign Debt Securities

The ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-indexed bonds issued by the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

The Advisor is exempt from registration as a commodity pool operator and commodity trading advisor under the Commodity Exchange Act (the "CEA"). On December 5, 2012, however, the Advisor registered as a commodity pool operator under the CEA on a provisional basis, while it evaluated the impact that the scheduled year-end expiration of previously relied-upon exclusions from such registration would have on the Funds. On April 19, 2013, the Advisor withdrew its registration. During the reporting period, this registration did not significantly impact the Funds.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 315

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Russell3000	172%
Ultra QQQ®	123%
Ultra MidCap400	152%
Ultra Russell2000	155%
UltraPro S&P500®	250%
UltraPro Dow30SM	258%
UltraPro MidCap400	255%
Ultra Russell MidCap Value	163%
Ultra Russell MidCap Growth	166%
Ultra Russell2000 Value	147%
Ultra Russell2000 Growth	148%
Ultra Nasdaq Biotechnology	139%
Ultra Consumer Goods	142%
Ultra Consumer Services	138%
Ultra Industrials	145%
Ultra Real Estate	145%
Ultra Telecommunications	152%
UltraPro Financials	244%
Ultra 20+ Year Treasury	150%
UltraPro Short 10 Year TIPS/TSY Spread	264% Long/(300%) Short

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than the ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

316 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than the ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Each Fund other than the ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign currency instrument whose performance the manager is trying to duplicate. For example, investing in a combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to investing in a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Funds may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Funds in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Funds are not required to enter into forward currency contracts for hedging purposes. It is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code. The Funds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Because the Fund invests in cash instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Although forward currency contracts may be used by the Funds to try to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if a Fund had not entered into these transactions. Even if the Advisor correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund's position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between a Fund's forwards and currency positions may be caused by differences between the futures and currency markets.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 317

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than the ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

318 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/ interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2013

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		USD Covered Bond	—		USD Covered Bond	—
		German Sovereign/ Sub-Sovereign ETF	—		German Sovereign/ Sub-Sovereign ETF	—
		High Yield-Interest Rate Hedged	$27,825		High Yield-Interest Rate Hedged	—
		Global Listed Private Equity ETF	—		Global Listed Private Equity ETF	—
		Hedge Replication ETF	433,679		Hedge Replication ETF	$422,464
		Large Cap Core Plus	7,678,880		Large Cap Core Plus	5,071,034
		Merger ETF	53,848		Merger ETF	298,951
		RAFI® Long/Short	311,410		RAFI® Long/Short	2,702,167
		Short S&P500®	5,589,019		Short S&P500®	18,685,028
		Short QQQ®	28,934		Short QQQ®	18,302,155
		Short Dow30SM	—		Short Dow30SM	32,246,632
		Short MidCap400	—		Short MidCap400	355,364
		Short Russell2000	34,964		Short Russell2000	48,595,165
		Short SmallCap600	—		Short SmallCap600	4,197,232

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 319

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		UltraShort Russell3000	$14,678		UltraShort Russell3000	$129,709
		UltraShort S&P500®	1,572,107		UltraShort S&P500®	156,623,084
		UltraShort QQQ®	—		UltraShort QQQ®	63,436,208
		UltraShort Dow30SM	—		UltraShort Dow30SM	46,661,717
		UltraShort MidCap400	14,347		UltraShort MidCap400	1,772,091
		UltraShort Russell2000	958,484		UltraShort Russell2000	45,351,658
		UltraShort SmallCap600	—		UltraShort SmallCap600	673,401
		UltraPro Short S&P500®	1,212,877		UltraPro Short S&P500®	99,850,470
		UltraPro Short QQQ®	—		UltraPro Short QQQ®	35,966,346
		UltraPro Short Dow30SM	13,893		UltraPro Short Dow30SM	18,328,574
		UltraPro Short MidCap400	16,681		UltraPro Short MidCap400	785,199
		UltraPro Short Russell2000	586,297		UltraPro Short Russell2000	6,608,356
		UltraShort Russell1000 Value	19,899		UltraShort Russell1000 Value	143,531
		UltraShort Russell1000 Growth	16,142		UltraShort Russell1000 Growth	501,590
		UltraShort Russell MidCap Value	3,998		UltraShort Russell MidCap Value	375,324
		UltraShort Russell MidCap Growth	12,114		UltraShort Russell MidCap Growth	473,962
		UltraShort Russell2000 Value	—		UltraShort Russell2000 Value	1,066,379
		UltraShort Russell2000 Growth	—		UltraShort Russell2000 Growth	971,115
		Short Basic Materials	—		Short Basic Materials	266,872
		Short Financials	—		Short Financials	6,268,680
		Short Oil & Gas	—		Short Oil & Gas	290,310
		Short Real Estate	166,477		Short Real Estate	2,109,179
		Short KBW Regional Banking	—		Short KBW Regional Banking	619,716
		UltraShort Basic Materials	—		UltraShort Basic Materials	4,862,040
		UltraShort Nasdaq Biotechnology	21,916		UltraShort Nasdaq Biotechnology	1,591,115
		UltraShort Consumer Goods	20,820		UltraShort Consumer Goods	390,085
		UltraShort Consumer Services	—		UltraShort Consumer Services	1,148,689
		UltraShort Financials	3,354,009		UltraShort Financials	13,096,836
		UltraShort Health Care	—		UltraShort Health Care	1,310,982
		UltraShort Industrials	6,172		UltraShort Industrials	963,977
		UltraShort Oil & Gas	661,577		UltraShort Oil & Gas	5,647,856
		UltraShort Real Estate	2,131,144		UltraShort Real Estate	8,416,709
		UltraShort Semiconductors	—		UltraShort Semiconductors	3,430,921
		UltraShort Technology	107,695		UltraShort Technology	706,254
320 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		UltraShort Telecommunications	$13,196		UltraShort Telecommunications	$436,017
		UltraShort Utilities	119,061		UltraShort Utilities	91,022
		UltraPro Short Financials	318		UltraPro Short Financials	468,549
		Short MSCI EAFE	—		Short MSCI EAFE	30,872,795
		Short MSCI Emerging Markets	3,342,524		Short MSCI Emerging Markets	12,118,145
		Short FTSE China 25	354,844		Short FTSE China 25	126,487
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	4,340,666
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	9,714,155
		UltraShort Europe	—		UltraShort Europe	23,865,332
		UltraShort MSCI Pacific ex-Japan	30,988		UltraShort MSCI Pacific ex-Japan	96,819
		UltraShort MSCI Brazil Capped	883,253		UltraShort MSCI Brazil Capped	1,393,581
		UltraShort FTSE China 25	2,587,057		UltraShort FTSE China 25	15,527,306
		UltraShort MSCI Japan	—		UltraShort MSCI Japan	4,218,918
		UltraShort MSCI Mexico Capped IMI	—		UltraShort MSCI Mexico Capped IMI	404,804
		Short 7-10 Year Treasury	296,606		Short 7-10 Year Treasury	205,936
		Short 20+ Year Treasury	22,077,975		Short 20+ Year Treasury	9,567,952
		Short High Yield	—		Short High Yield	4,007,509
		Short Investment Grade Corporate	49,357		Short Investment Grade Corporate	57,238
		UltraShort 3-7 Year Treasury	653		UltraShort 3-7 Year Treasury	199,738
		UltraShort 7-10 Year Treasury	3,191,583		UltraShort 7-10 Year Treasury	23,375,961
		UltraShort 20+ Year Treasury	301,312,183		UltraShort 20+ Year Treasury	49,518,309
		UltraShort TIPS	424,793		UltraShort TIPS	302,472
		UltraPro Short 20+ Year Treasury	8,333,846		UltraPro Short 20+ Year Treasury	—
		Ultra Russell3000	1,088,904		Ultra Russell3000	3,111
		Ultra S&P500®	119,430,156		Ultra S&P500®	—
		Ultra QQQ®	32,801,731		Ultra QQQ®	2,565,168
		Ultra Dow30SM	40,024,260		Ultra Dow30SM	—
		Ultra MidCap400	9,248,916		Ultra MidCap400	—
		Ultra Russell2000	26,564,394		Ultra Russell2000	—
		Ultra SmallCap600	1,595,883		Ultra SmallCap600	11,301
		UltraPro S&P500®	36,344,034		UltraPro S&P500®	—
		UltraPro QQQ®	49,313,628		UltraPro QQQ®	—

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 321

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		UltraPro Dow30SM	$10,995,083		UltraPro Dow30SM	—
		UltraPro MidCap400	4,298,381		UltraPro MidCap400	—
		UltraPro Russell2000	23,008,828		UltraPro Russell2000	$66,694
		Ultra Russell1000 Value	1,020,988		Ultra Russell1000 Value	16,171
		Ultra Russell1000 Growth	1,537,095		Ultra Russell1000 Growth	11,940
		Ultra Russell MidCap Value	1,786,947		Ultra Russell MidCap Value	2,279
		Ultra Russell MidCap Growth	1,470,002		Ultra Russell MidCap Growth	7,250
		Ultra Russell2000 Value	1,085,850		Ultra Russell2000 Value	29,120
		Ultra Russell2000 Growth	1,386,429		Ultra Russell2000 Growth	1,821
		Ultra Basic Materials	5,386,915		Ultra Basic Materials	333,205
		Ultra Nasdaq Biotechnology	10,571,932		Ultra Nasdaq Biotechnology	69,137
		Ultra Consumer Goods	2,476,504		Ultra Consumer Goods	—
		Ultra Consumer Services	1,875,507		Ultra Consumer Services	—
		Ultra Financials	97,125,363		Ultra Financials	—
		Ultra Health Care	9,007,112		Ultra Health Care	—
		Ultra Industrials	4,649,323		Ultra Industrials	—
		Ultra Oil & Gas	10,242,658		Ultra Oil & Gas	—
		Ultra Real Estate	30,503,495		Ultra Real Estate	11,785,060
		Ultra KBW Regional Banking	486,016		Ultra KBW Regional Banking	—
		Ultra Semiconductors	4,709,099		Ultra Semiconductors	—
		Ultra Technology	6,911,254		Ultra Technology	—
		Ultra Telecommunications	529,235		Ultra Telecommunications	—
		Ultra Utilities	1,723,058		Ultra Utilities	391,798
		UltraPro Financials	885,454		UltraPro Financials	34,772
		Ultra MSCI EAFE	3,986,396		Ultra MSCI EAFE	—
		Ultra MSCI Emerging Markets	247,176		Ultra MSCI Emerging Markets	1,032,801
		Ultra Europe	2,629,726		Ultra Europe	—
		Ultra MSCI Pacific ex-Japan	936,083		Ultra MSCI Pacific ex-Japan	—
		Ultra MSCI Brazil Capped	231,180		Ultra MSCI Brazil Capped	3,695,186
		Ultra FTSE China 25	1,191,380		Ultra FTSE China 25	5,119,979
		Ultra MSCI Japan	5,700,104		Ultra MSCI Japan	3,201,590
		Ultra MSCI Mexico Capped IMI	784,883		Ultra MSCI Mexico Capped IMI	29,405
		Ultra 7-10 Year Treasury	—		Ultra 7-10 Year Treasury	56,767,883
		Ultra 20+ Year Treasury	429,887		Ultra 20+ Year Treasury	976,122
		Ultra High Yield	709,119		Ultra High Yield	—
		Ultra Investment Grade Corporate	93,421		Ultra Investment Grade Corporate	200,194
		30 Year TIPS/TSY Spread	76,628		30 Year TIPS/TSY Spread	—

322 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements and foreign currency contracts			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements and foreign currency contracts
		Short 30 Year TIPS/TSY Spread	$77,465		Short 30 Year TIPS/TSY Spread	$46,746
		UltraPro 10 Year TIPS/TSY Spread	133,937		UltraPro 10 Year TIPS/TSY Spread	165,472
		UltraPro Short 10 Year TIPS/TSY Spread	572,162		UltraPro Short 10 Year TIPS/TSY Spread	24,088

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 323

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2013

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	USD Covered Bond	—	—
		German Sovereign/Sub-Sovereign ETF	—	—
		High Yield-Interest Rate Hedged	$149,803	$27,825
		Global Listed Private Equity ETF	—	—
		Hedge Replication ETF	267,921	235,921
		Large Cap Core Plus	(681,661)	2,156,501
		Merger ETF	34,105	(245,103)
		RAFI® Long/Short	(1,662,305)	(1,567,930)
		Short S&P500®	(434,289,010)	(40,174,445)
		Short QQQ®	(19,363,908)	(24,102,395)
		Short Dow30SM	(24,804,826)	(37,547,827)
		Short MidCap400	(5,894,402)	(1,147,504)
		Short Russell2000	(64,275,020)	(70,227,256)
		Short SmallCap600	(11,429,638)	(4,640,021)
		UltraShort Russell3000	(633,029)	(96,020)
		UltraShort S&P500®	(868,468,168)	(82,111,051)
		UltraShort QQQ®	(88,650,872)	(96,522,906)
		UltraShort Dow30SM	(87,854,777)	(43,000,577)
		UltraShort MidCap400	(13,251,050)	(4,881,713)
		UltraShort Russell2000	(156,325,929)	(54,576,905)
		UltraShort SmallCap600	(4,875,116)	(2,306,185)
		UltraPro Short S&P500®	(263,587,724)	(139,257,021)
		UltraPro Short QQQ®	(68,492,631)	(33,896,794)
		UltraPro Short Dow30SM	(43,350,927)	(23,053,247)
		UltraPro Short MidCap400	(7,207,781)	(124,954)
		UltraPro Short Russell2000	(55,172,781)	(7,555,123)
		UltraShort Russell1000 Value	(569,050)	(315,780)
		UltraShort Russell1000 Growth	(521,166)	(581,940)
		UltraShort Russell MidCap Value	(368,903)	(400,864)
		UltraShort Russell MidCap Growth	(399,461)	(528,896)
		UltraShort Russell2000 Value	(1,190,944)	(1,217,099)
		UltraShort Russell2000 Growth	(2,219,560)	(2,020,239)
		Short Basic Materials	(342,944)	(1,199,983)
		Short Financials	(11,943,917)	(13,565,053)
		Short Oil & Gas	(384,050)	(1,132,904)
		Short Real Estate	(2,639,383)	(2,513,836)
		Short KBW Regional Banking	(243,559)	(653,039)
		UltraShort Basic Materials	(5,108,311)	(13,889,344)
		UltraShort Nasdaq Biotechnology	(3,254,068)	(1,128,427)
		UltraShort Consumer Goods	(951,590)	(313,495)

324 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	UltraShort Consumer Services	$(4,364,550)	$(72,217)
		UltraShort Financials	(83,831,034)	(49,429,048)
		UltraShort Health Care	(1,718,448)	(1,237,606)
		UltraShort Industrials	(2,597,335)	(1,352,896)
		UltraShort Oil & Gas	(13,238,615)	(23,716,262)
		UltraShort Real Estate	(46,804,963)	3,768,944
		UltraShort Semiconductors	1,237,332	(6,425,357)
		UltraShort Technology	(342,942)	(2,340,263)
		UltraShort Telecommunications	(364,249)	(461,709)
		UltraShort Utilities	(1,007,647)	433,527
		UltraPro Short Financials	(1,710,808)	(468,231)
		Short MSCI EAFE	(23,490,408)	(30,508,543)
		Short MSCI Emerging Markets	(48,110,256)	4,370,970
		Short FTSE China 25	(2,938,781)	829,849
		UltraShort MSCI EAFE	(5,492,949)	(3,876,351)
		UltraShort MSCI Emerging Markets	(28,618,880)	(13,446,837)
		UltraShort Europe	(120,885,275)	(13,554,902)
		UltraShort MSCI Pacific ex-Japan	(1,474,641)	435,258
		UltraShort MSCI Brazil Capped	(1,106,532)	(1,303,535)
		UltraShort FTSE China 25	(18,836,346)	(46,453,361)
		UltraShort MSCI Japan	57,644	(5,004,854)
		UltraShort MSCI Mexico Capped IMI	(850,947)	157,513
		Short 7-10 Year Treasury	(745,611)	1,000,365
		Short 20+ Year Treasury	(139,799,656)	191,084,497
		Short High Yield	(5,119,871)	(1,219,173)
		Short Investment Grade Corporate	(583,457)	373,820
		UltraShort 3-7 Year Treasury	—	(27,340)
		UltraShort 7-10 Year Treasury	(22,619,895)	26,231,485
		UltraShort 20+ Year Treasury	(892,068,091)	1,291,043,006
		UltraShort TIPS	(610,548)	910,864
		UltraPro Short 20+ Year Treasury	(3,227,587)	9,849,007
		Ultra Russell3000	1,403,841	590,800
		Ultra S&P500®	456,554,839	63,672,705
		Ultra QQQ®	116,204,453	12,174,434
		Ultra Dow30SM	25,940,704	46,393,136
		Ultra MidCap400	123,376,774	8,298,939
		Ultra Russell2000	75,323,120	33,413,041
		Ultra SmallCap600	8,083,275	1,047,360
		UltraPro S&P500®	133,429,371	44,021,660
		UltraPro QQQ®	49,387,846	43,104,002
		UltraPro Dow30SM	17,670,021	11,026,970

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 325

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	UltraPro MidCap400	$10,217,869	$5,123,716
		UltraPro Russell2000	27,822,277	22,229,017
		Ultra Russell1000 Value	1,902,193	504,443
		Ultra Russell1000 Growth	4,136,484	37,613
		Ultra Russell MidCap Value	1,303,730	1,786,664
		Ultra Russell MidCap Growth	2,069,697	1,272,550
		Ultra Russell2000 Value	3,341,698	141,909
		Ultra Russell2000 Growth	3,589,216	1,156,162
		Ultra Basic Materials	25,165,275	2,740,236
		Ultra Nasdaq Biotechnology	13,071,237	10,151,005
		Ultra Consumer Goods	3,709,165	942,229
		Ultra Consumer Services	5,034,374	(448,741)
		Ultra Financials	189,171,979	119,960,736
		Ultra Health Care	15,057,007	4,192,455
		Ultra Industrials	2,146,176	4,910,808
		Ultra Oil & Gas	37,091,764	27,458,405
		Ultra Real Estate	54,853,313	13,174,332
		Ultra KBW Regional Banking	547,273	84,449
		Ultra Semiconductors	(2,475,918)	8,915,779
		Ultra Technology	(694,664)	7,212,562
		Ultra Telecommunications	571,166	522,232
		Ultra Utilities	1,485,863	866,300
		UltraPro Financials	2,170,338	850,682
		Ultra MSCI EAFE	941,060	4,597,153
		Ultra MSCI Emerging Markets	1,094,005	2,400,323
		Ultra Europe	119,862	2,717,032
		Ultra MSCI Pacific ex-Japan	(94,363)	1,133,636
		Ultra MSCI Brazil Capped	(1,905,772)	2,231,831
		Ultra FTSE China 25	(753,907)	4,615,622
		Ultra MSCI Japan	115,665	3,690,433
		Ultra MSCI Mexico Capped IMI	(123,414)	567,686
		Ultra 7-10 Year Treasury	18,313,884	(76,731,233)
		Ultra 20+ Year Treasury	8,487,075	(9,385,697)
		Ultra High Yield	398,653	787,729
		Ultra Investment Grade Corporate	1,052,037	(791,933)
		30 Year TIPS/TSY Spread	(68,649)	410,881
		Short 30 Year TIPS/TSY Spread	(52,692)	225,390
		UltraPro 10 Year TIPS/TSY Spread	(173,999)	220,239
		UltraPro Short 10 Year TIPS/TSY Spread	(702,708)	615,655

326 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

In January 2013, the Financial Accounting Standards Board issued Accounting Standard Update ("ASU") 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.'' The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Sections 210 or 815, or subject to an enforceable master netting arrangement or similar arrangement. The Funds' Advisor is currently evaluating the application of ASU 2013-01, and its impact, if any, on the Funds' financial statements.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2013, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Any available Tax Equalization will be applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Net Investment Income.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2012 and October 31, 2011, were as follows:

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
USD Covered Bond	$46,142	—	—	$46,142	—	—	—	—
German Sovereign/ Sub-Sovereign ETF	25,510	—	—	25,510	—	—	—	—
High Yield-Interest Rate Hedged	—	—	—	—	—	—	—	—
Global Listed Private Equity ETF	—	—	—	—	—	—	—	—
Hedge Replication ETF	—	—	—	—	—	—	—	—
Large Cap Core Plus	384,370	—	—	384,370	$876,172	—	—	$876,172
Merger ETF	—	—	—	—	—	—	—	—
RAFI® Long/Short	168,234	—	—	168,234	82,839	—	—	82,839
Short S&P500®	—	—	—	—	—	—	—	—
Short QQQ®	—	—	—	—	—	—	—	—
Short Dow30SM	—	—	—	—	—	—	—	—
Short MidCap400	—	—	—	—	—	—	—	—
Short Russell2000	—	—	—	—	—	—	—	—
Short SmallCap600	—	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort S&P500®	—	—	—	—	—	—	—	—

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 327

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort QQQ®	—	—	—	—	—	—	—	—
UltraShort Dow30SM	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	—	—	—	—
UltraShort Russell2000	—	—	—	—	—	—	—	—
UltraShort SmallCap600	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	—	—	—	—
UltraShort Russell1000 Growth	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Value	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Growth	—	—	—	—	—	—	—	—
UltraShort Russell2000 Value	—	—	—	—	—	—	—	—
UltraShort Russell2000 Growth	—	—	—	—	—	—	—	—
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	—	—	—	—
Short Oil & Gas	—	—	—	—	—	—	—	—
Short Real Estate	—	—	—	—	—	—	—	—
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	—	—	—	—
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	—	—	—	—
UltraShort Consumer Services	—	—	—	—	—	—	—	—
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	—	—	—	—
UltraShort Industrials	—	—	—	—	—	—	—	—
UltraShort Oil & Gas	—	—	—	—	—	—	—	—
UltraShort Real Estate	—	—	—	—	—	—	—	—
UltraShort Semiconductors	—	—	—	—	—	—	—	—
UltraShort Technology	—	—	—	—	—	—	—	—
UltraShort Telecommunications	—	—	—	—	—	—	—	—

328 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Utilities	—	—	—	—	—	—	—	—
UltraPro Short Financials	—	—	—	—	—	—	—	—
Short MSCI EAFE	—	—	—	—	—	—	—	—
Short MSCI Emerging Markets	—	—	—	—	—	—	—	—
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—
Short 7-10 Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Short High Yield	—	—	—	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	—	—	—	—
UltraPro Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Ultra Russell3000	—	—	—	—	—	—	—	—
Ultra S&P500®	$7,802,111	—	—	$7,802,111	$8,787,109	—	—	$8,787,109
Ultra QQQ®	—	—	—	—	—	—	—	—
Ultra Dow30SM	809,004	—	—	809,004	1,411,152	—	—	1,411,152
Ultra MidCap400	—	—	—	—	—	—	—	—
Ultra Russell2000	53,563	—	—	53,563	—	—	—	—
Ultra SmallCap600	16,606	—	—	16,606	14,181	—	—	14,181
UltraPro S&P500®	90,787	—	—	90,787	193,247	—	—	193,247
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	213,744	—	—	213,744	138,486	—	—	138,486
UltraPro MidCap400	—	—	—	—	—	—	—	—
UltraPro Russell2000	21,602	—	—	21,602	—	—	—	—
Ultra Russell1000 Value	21,828	—	—	21,828	52,754	—	—	52,754
Ultra Russell1000 Growth	14,417	—	—	14,417	10,412	—	—	10,412

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 329

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Russell MidCap Value	$13,656	—	—	$13,656	—	—	—	—
Ultra Russell MidCap Growth	—	—	—	—	—	—	—	—
Ultra Russell2000 Value	18,297	—	—	18,297	$39,950	—	—	$39,950
Ultra Russell2000 Growth	—	—	—	—	—	—	—	—
Ultra Basic Materials	469,016	—	—	469,016	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	—	—	—	—	—
Ultra Consumer Goods	63,974	—	—	63,974	6,101	—	—	6,101
Ultra Consumer Services	—	—	—	—	—	—	—	—
Ultra Financials	4,920,685	—	—	4,920,685	2,651,681	—	—	2,651,681
Ultra Health Care	255,790	—	—	255,790	306,351	—	—	306,351
Ultra Industrials	74,365	—	—	74,365	64,812	—	—	64,812
Ultra Oil & Gas	409,437	—	—	409,437	496,122	—	—	496,122
Ultra Real Estate	3,179,284	—	—	3,179,284	4,748,348	—	—	4,748,348
Ultra KBW Regional Banking	30,909	—	—	30,909	16,575	—	$1,175	17,750
Ultra Semiconductors	171,508	—	—	171,508	1,944	—	—	1,944
Ultra Technology	—	—	—	—	—	—	—	—
Ultra Telecommunications	11,119	—	$1,372	12,491	28,199	—	—	28,199
Ultra Utilities	306,096	—	—	306,096	383,720	—	—	383,720
UltraPro Financials	—	—	—	—	—	—	—	—
Ultra MSCI EAFE	—	—	—	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	—
Ultra Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil Capped	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	115,135	—	—	115,135	20,923	—	—	20,923
Ultra 20+ Year Treasury	9,345	—	—	9,345	213,197	—	—	213,197
Ultra High Yield	—	—	—	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—	—	—	—
30 Year TIPS/TSY Spread	48,508	—	—	48,508	—	—	—	—
Short 30 Year TIPS/TSY Spread	48,353	—	—	48,353	—	—	—	—
UltraPro 10 Year TIPS/TSY Spread	30,685	—	9,799	40,484	—	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	20,376	—	—	20,376	—	—	—	—

330 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

At October 31, 2012 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
USD Covered Bond	$13,240	—	—	$159,707
German Sovereign/Sub-Sovereign ETF	10,881	—	$(1,238)	118,097
High Yield-Interest Rate Hedged	—	—	—	—
Global Listed Private Equity ETF	—	—	—	—
Hedge Replication ETF	29,149	—	(278,857)	291,715
Large Cap Core Plus	—	—	—	6,414,879
Merger ETF	—	—	—	—
RAFI® Long/Short	8,010	—	(1,786,894)	(1,337,177)
Short S&P500®	—	—	(1,559,332,020)	13,563,033
Short QQQ®	—	—	(226,666,246)	697,355
Short Dow30SM	—	—	(192,520,661)	(5,181,773)
Short MidCap400	—	—	(45,562,594)	(982,597)
Short Russell2000	—	—	(290,043,054)	1,106,978
Short SmallCap600	—	—	(32,130,919)	607,610
UltraShort Russell3000	—	—	(3,822,828)	(236,599)
UltraShort S&P500®	—	—	(4,449,712,153)	11,505,794
UltraShort QQQ®	—	—	(1,508,129,809)	3,219,938
UltraShort Dow30SM	—	—	(702,722,880)	(35,571,542)
UltraShort MidCap400	—	—	(115,053,222)	(1,086,726)
UltraShort Russell2000	—	—	(858,002,402)	(28,153,860)
UltraShort SmallCap600	—	—	(46,718,697)	(463,520)
UltraPro Short S&P500®	—	—	(653,717,518)	(36,153,120)
UltraPro Short QQQ®	—	—	(125,278,205)	(5,698,417)
UltraPro Short Dow30SM	—	—	(57,569,535)	(1,765,458)
UltraPro Short MidCap400	—	—	(13,265,670)	(315,634)
UltraPro Short Russell2000	—	—	(70,641,246)	(10,701,223)
UltraShort Russell1000 Value	—	—	(21,761,835)	(67,387)
UltraShort Russell1000 Growth	—	—	(28,099,118)	(124,372)
UltraShort Russell MidCap Value	—	—	(10,406,164)	(187,234)
UltraShort Russell MidCap Growth	—	—	(17,876,073)	(95,879)
UltraShort Russell2000 Value	—	—	(29,637,435)	(440,447)
UltraShort Russell2000 Growth	—	—	(37,380,306)	(304,258)
Short Basic Materials	—	—	(2,971,703)	280,133
Short Financials	—	—	(125,352,067)	(1,641,119)
Short Oil & Gas	—	—	(8,216,181)	95,426
Short Real Estate	—	—	(17,014,479)	(66,453)
Short KBW Regional Banking	—	—	(10,705,834)	(118,663)
UltraShort Basic Materials	—	—	(266,762,759)	1,403,577
UltraShort Nasdaq Biotechnology	—	—	(3,329,883)	(166,397)
UltraShort Consumer Goods	—	—	(20,353,913)	2,947
UltraShort Consumer Services	—	—	(90,601,317)	(193,379)
UltraShort Financials	—	—	(1,424,539,931)	(5,945,969)
UltraShort Health Care	—	—	(15,435,462)	(757,976)
UltraShort Industrials	—	—	(45,861,612)	(310,197)
UltraShort Oil & Gas	—	—	(258,666,522)	(2,337,098)
UltraShort Real Estate	—	—	(3,324,240,120)	(22,191,826)
UltraShort Semiconductors	—	—	(69,258,437)	3,714,109

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 331

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Technology	—	—	$(67,927,789)	$924,254
UltraShort Telecommunications	—	—	(7,432,151)	(254,679)
UltraShort Utilities	—	—	(13,650,227)	(588,966)
UltraPro Short Financials	—	—	(101,522)	(901,317)
Short MSCI EAFE	—	—	(75,818,427)	(33,640,187)
Short MSCI Emerging Markets	—	—	(129,427,292)	(47,096,624)
Short FTSE China 25	—	—	(1,414,033)	(2,139,746)
UltraShort MSCI EAFE	—	—	(81,785,915)	(6,483,315)
UltraShort MSCI Emerging Markets	—	—	(629,985,383)	(33,639,351)
UltraShort Europe	—	—	(96,618,280)	(77,199,290)
UltraShort MSCI Pacific ex-Japan	—	—	(4,572,210)	(1,459,893)
UltraShort MSCI Brazil Capped	—	—	(17,119,109)	(2,296,547)
UltraShort FTSE China 25	—	—	(672,460,748)	(13,719,761)
UltraShort MSCI Japan	—	—	(18,459,840)	(260,039)
UltraShort MSCI Mexico Capped IMI	—	—	(13,191,463)	(327,787)
Short 7-10 Year Treasury	—	—	(1,495,751)	(990,048)
Short 20+ Year Treasury	—	—	(268,177,043)	(173,892,765)
Short High Yield	—	—	(2,322,173)	(6,480,301)
Short Investment Grade Corporate	—	—	(131,763)	(643,586)
UltraShort 3-7 Year Treasury	—	—	(727,701)	(218,592)
UltraShort 7-10 Year Treasury	—	—	(217,181,392)	(50,128,692)
UltraShort 20+ Year Treasury	—	—	(3,817,758,588)	(914,254,600)
UltraShort TIPS	—	—	(583,233)	(985,570)
UltraPro Short 20+ Year Treasury	—	—	(1,237,313)	(341,365)
Ultra Russell3000	—	—	(25,341)	1,401,199
Ultra S&P500®	$157,265	—	(598,191,156)	(20,510,317)
Ultra QQQ®	—	—	(411,548,174)	(27,596,083)
Ultra Dow30SM	—	—	(235,893,487)	9,349,689
Ultra MidCap400	—	—	(12,016,304)	6,976,755
Ultra Russell2000	—	—	(179,776,341)	(11,678,149)
Ultra SmallCap600	—	—	(3,013,909)	304,893
UltraPro S&P500®	—	—	—	29,369,447
UltraPro QQQ®	—	—	—	38,201,651
UltraPro Dow30SM	—	—	—	9,235,518
UltraPro MidCap400	—	—	(89,499)	5,467,278
UltraPro Russell2000	—	—	(134,119)	16,044,085
Ultra Russell1000 Value	—	—	(8,516,209)	1,237,081
Ultra Russell1000 Growth	—	—	(7,773,605)	1,547,034
Ultra Russell MidCap Value	—	—	(5,203)	837,385
Ultra Russell MidCap Growth	—	—	(7,963,618)	988,247
Ultra Russell2000 Value	—	—	(6,819,010)	427,948
Ultra Russell2000 Growth	—	—	(812,237)	(262,176)
Ultra Basic Materials	—	—	—	3,683,965
Ultra Nasdaq Biotechnology	—	—	(533,158)	2,178,557
Ultra Consumer Goods	—	—	—	2,649,586
Ultra Consumer Services	—	—	(11,808)	3,396,782
Ultra Financials	199,376	—	(2,445,047,394)	82,937,470
Ultra Health Care	26	—	(4,731,944)	8,681,204
Ultra Industrials	—	—	—	2,908,113
332 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Oil & Gas	—	—	—	$17,162,035
Ultra Real Estate	—	—	—	58,464,977
Ultra KBW Regional Banking	—	—	$(1,910,744)	137,005
Ultra Semiconductors	—	—	(21,951,267)	(5,559,925)
Ultra Technology	—	—	(179,210)	2,164,479
Ultra Telecommunications	—	—	(307,033)	1,047,811
Ultra Utilities	—	—	(8,475,918)	2,090,066
UltraPro Financials	—	—	(2,717)	1,254,296
Ultra MSCI EAFE	—	—	(352,262)	1,757,862
Ultra MSCI Emerging Markets	—	—	(1,528,694)	104,262
Ultra Europe	—	—	(368,354)	1,017,193
Ultra MSCI Pacific ex-Japan	—	—	(342,708)	490,539
Ultra MSCI Brazil Capped	—	—	(4,546,951)	(3,758,261)
Ultra FTSE China 25	—	—	(3,076,472)	(2,147,647)
Ultra MSCI Japan	—	—	(1,666,540)	(341,921)
Ultra MSCI Mexico Capped IMI	—	—	(91,155)	853,507
Ultra 7-10 Year Treasury	—	—	—	(732,556)
Ultra 20+ Year Treasury	—	—	(5,789)	8,655,646
Ultra High Yield	—	—	(212,778)	644,327
Ultra Investment Grade Corporate	—	—	(24,797)	1,213,717
30 Year TIPS/TSY Spread	$7,310	—	(107,711)	152,687
Short 30 Year TIPS/TSY Spread	8,275	—	(41,395)	(241,855)
UltraPro 10 Year TIPS/TSY Spread	—	—	(484,089)	543,411
UltraPro Short 10 Year TIPS/TSY Spread	1,749	—	(708,806)	446,390

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2012 (the Funds' tax year end), among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
USD Covered Bond	—	$(100,392)	$100,392
German Sovereign/Sub-Sovereign ETF	$7,078	(7,078)	—
High Yield-Interest Rate Hedged	—	—	—
Global Listed Private Equity ETF	—	—	—
Hedge Replication ETF	99,158	(118,764)	19,606
Large Cap Core Plus	(561,930)	(6,524,837)	7,086,767
Merger ETF	—	—	—
RAFI® Long/Short	—	(1,404,111)	1,404,111
Short S&P500®	3,782,801	—	(3,782,801)
Short QQQ®	441,679	—	(441,679)
Short Dow30SM	432,750	—	(432,750)
Short MidCap400	60,832	—	(60,832)
Short Russell2000	824,302	—	(824,302)
Short SmallCap600	48,210	—	(48,210)
UltraShort Russell3000	3,264	—	(3,264)
UltraShort S&P500®	3,339,055	—	(3,339,055)
UltraShort QQQ®	1,062,266	—	(1,062,266)
UltraShort Dow30SM	543,085	—	(543,085)

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 333

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort MidCap400	$69,146	—	$(69,146)
UltraShort Russell2000	561,349	—	(561,349)
UltraShort SmallCap600	30,799	—	(30,799)
UltraPro Short S&P500®	932,921	—	(932,921)
UltraPro Short QQQ®	160,635	—	(160,635)
UltraPro Short Dow30SM	107,004	—	(107,004)
UltraPro Short MidCap400	21,561	—	(21,561)
UltraPro Short Russell2000	117,856	—	(117,856)
UltraShort Russell1000 Value	3,556	—	(3,556)
UltraShort Russell1000 Growth	9,019	—	(9,019)
UltraShort Russell MidCap Value	3,009	—	(3,009)
UltraShort Russell MidCap Growth	4,199	—	(4,199)
UltraShort Russell2000 Value	9,790	—	(9,790)
UltraShort Russell2000 Growth	29,034	—	(29,034)
Short Basic Materials	15,770	—	(15,770)
Short Financials	207,415	—	(207,415)
Short Oil & Gas	12,583	—	(12,583)
Short Real Estate	70,149	—	(70,149)
Short KBW Regional Banking	15,930	—	(15,930)
UltraShort Basic Materials	103,114	—	(103,114)
UltraShort Nasdaq Biotechnology	3,269	—	(3,269)
UltraShort Consumer Goods	7,775	—	(7,775)
UltraShort Consumer Services	19,774	—	(19,774)
UltraShort Financials	581,964	—	(581,964)
UltraShort Health Care	5,326	—	(5,326)
UltraShort Industrials	11,720	—	(11,720)
UltraShort Oil & Gas	155,660	—	(155,660)
UltraShort Real Estate	248,032	—	(248,032)
UltraShort Semiconductors	24,386	—	(24,386)
UltraShort Technology	21,040	—	(21,040)
UltraShort Telecommunications	4,278	—	(4,278)
UltraShort Utilities	5,359	—	(5,359)
UltraPro Short Financials	—	—	—
Short MSCI EAFE	402,871	—	(402,871)
Short MSCI Emerging Markets	424,378	—	(424,378)
Short FTSE China 25	17,677	—	(17,677)
UltraShort MSCI EAFE	46,203	—	(46,203)
UltraShort MSCI Emerging Markets	150,178	—	(150,178)
UltraShort Europe	228,869	—	(228,869)
UltraShort MSCI Pacific ex-Japan	4,075	—	(4,075)
UltraShort MSCI Brazil Capped	26,428	—	(26,428)
UltraShort FTSE China 25	290,019	—	(290,019)
UltraShort MSCI Japan	27,418	—	(27,418)
UltraShort MSCI Mexico Capped IMI	4,012	—	(4,012)
Short 7-10 Year Treasury	28,342	—	(28,342)
Short 20+ Year Treasury	1,174,761	—	(1,174,761)
Short High Yield	63,844	—	(63,844)
Short Investment Grade Corporate	4,049	—	(4,049)
UltraShort 3-7 Year Treasury	6,657	—	(6,657)
UltraShort 7-10 Year Treasury	612,392	—	(612,392)
UltraShort 20+ Year Treasury	5,188,583	—	(5,188,583)

334 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort TIPS	$2,354	—	$(2,354)
UltraPro Short 20+ Year Treasury	60,293	—	(60,293)
Ultra Russell3000	8,452	$(2,612,227)	2,603,775
Ultra S&P500®	—	(112,766,725)	112,766,725
Ultra QQQ®	169,141	(42,592,506)	42,423,365
Ultra Dow30SM	63,802	(7,306,190)	7,242,388
Ultra MidCap400	2	(5,481,580)	5,481,578
Ultra Russell2000	18,488	(7,292,050)	7,273,562
Ultra SmallCap600	16,607	(1,761,066)	1,744,459
UltraPro S&P500®	(263,388)	(133,689,690)	133,953,078
UltraPro QQQ®	494,440	(55,340,319)	54,845,879
UltraPro Dow30SM	(7,147)	(17,960,850)	17,967,997
UltraPro MidCap400	29,719	(9,742,060)	9,712,341
UltraPro Russell2000	4,505	(14,896,908)	14,892,403
Ultra Russell1000 Value	1,752	(241,372)	239,620
Ultra Russell1000 Growth	470	(1,181,619)	1,181,149
Ultra Russell MidCap Value	162	(250,739)	250,577
Ultra Russell MidCap Growth	1,308	(988,384)	987,076
Ultra Russell2000 Value	1,126	(55,602)	54,476
Ultra Russell2000 Growth	9,167	(2,669,998)	2,660,831
Ultra Basic Materials	(590,363)	(13,836,745)	14,427,108
Ultra Nasdaq Biotechnology	22,309	(1,400,422)	1,378,113
Ultra Consumer Goods	(10,521)	(2,184,997)	2,195,518
Ultra Consumer Services	9,577	(2,254,770)	2,245,193
Ultra Financials	—	(53,555,040)	53,555,040
Ultra Health Care	—	(1,020,927)	1,020,927
Ultra Industrials	(23,563)	(3,830,729)	3,854,292
Ultra Oil & Gas	(514,518)	(21,274,977)	21,789,495
Ultra Real Estate	(289,933)	(130,946,763)	131,236,696
Ultra KBW Regional Banking	1,997	(394,378)	392,381
Ultra Semiconductors	27,476	(1,011,685)	984,209
Ultra Technology	11,211	(15,656,470)	15,645,259
Ultra Telecommunications	(1)	(844)	845
Ultra Utilities	1,491	(850,635)	849,144
UltraPro Financials	—	(199,122)	199,122
Ultra MSCI EAFE	9,193	—	(9,193)
Ultra MSCI Emerging Markets	35,641	(267)	(35,374)
Ultra Europe	3,732	—	(3,732)
Ultra MSCI Pacific ex-Japan	4,077	—	(4,077)
Ultra MSCI Brazil Capped	18,222	—	(18,222)
Ultra FTSE China 25	44,603	—	(44,603)
Ultra MSCI Japan	36,756	—	(36,756)
Ultra MSCI Mexico Capped IMI	2,303	—	(2,303)
Ultra 7-10 Year Treasury	(161,571)	(49,425,616)	49,587,187
Ultra 20+ Year Treasury	19,914	(325,111)	305,197
Ultra High Yield	3,008	—	(3,008)
Ultra Investment Grade Corporate	3,528	—	(3,528)
30 Year TIPS/TSY Spread	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 335

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2012, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
USD Covered Bond	—	—	—	—	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	—	—
High Yield-Interest Rate Hedged	—	—	—	—	—
Global Listed Private Equity ETF	—	—	—	—	—
Hedge Replication ETF	—	—	—	—	—
Large Cap Core Plus	—	—	—	—	—
Merger ETF	—	—	—	—	—
RAFI® Long/Short	—	—	—	$1,128,449	$1,128,449
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	971,348,369
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	137,988,027
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	1,659,482	17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	4,606,821	27,668,315

336 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Short Basic Materials	—	—	$429,630	—	$429,630
Short Financials	—	$46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	$2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	884,851,934	249,724,456	—	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	17,061,076	21,300,428	—	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635
UltraPro Short Financials	—	—	—	—	—
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	51,655,453
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	127,564,197
Short FTSE China 25	—	—	1,040,187	—	1,040,187
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil Capped	—	—	15,737,286	—	15,737,286
UltraShort FTSE China 25	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	11,394,434
Short 7-10 Year Treasury	—	—	—	—	—
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
Short High Yield	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
UltraShort TIPS	—	—	—	—	—

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 337

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
UltraPro Short 20+ Year Treasury	—	—	—	—	—
Ultra Russell3000	—	—	—	—	—
Ultra S&P500®	—	$598,191,156	—	—	$598,191,156
Ultra QQQ®	—	410,406,045	—	—	410,406,045
Ultra Dow30SM	—	235,893,487	—	—	235,893,487
Ultra MidCap400	—	11,970,480	—	—	11,970,480
Ultra Russell2000	$36,802	160,208,478	—	—	160,245,280
Ultra SmallCap600	—	2,994,088	—	—	2,994,088
UltraPro S&P500®	—	—	—	—	—
UltraPro QQQ®	—	—	—	—	—
UltraPro Dow30SM	—	—	—	—	—
UltraPro MidCap400	—	—	—	—	—
UltraPro Russell2000	—	—	—	—	—
Ultra Russell1000 Value	1,140,928	7,339,236	—	$36,045	8,516,209
Ultra Russell1000 Growth	—	7,764,627	—	—	7,764,627
Ultra Russell MidCap Value	—	—	—	—	—
Ultra Russell MidCap Growth	4,817,436	2,712,148	—	383,833	7,913,417
Ultra Russell2000 Value	3,151,404	3,662,193	—	—	6,813,597
Ultra Russell2000 Growth	—	729,733	—	—	729,733
Ultra Basic Materials	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	430,317	430,317
Ultra Consumer Goods	—	—	—	—	—
Ultra Consumer Services	—	—	—	—	—
Ultra Financials	976,913,137	1,407,263,015	—	48,453,600	2,432,629,752
Ultra Health Care	—	3,218,689	—	1,513,255	4,731,944
Ultra Industrials	—	—	—	—	—
Ultra Oil & Gas	—	—	—	—	—
Ultra Real Estate	—	—	—	—	—
Ultra KBW Regional Banking	—	—	$1,034,174	876,570	1,910,744
Ultra Semiconductors	—	21,951,267	—	—	21,951,267
Ultra Technology	—	—	—	—	—
Ultra Telecommunications	—	15,415	—	—	15,415
Ultra Utilities	—	8,475,918	—	—	8,475,918
UltraPro Financials	—	—	—	—	—
Ultra MSCI EAFE	—	—	—	284,148	284,148
Ultra MSCI Emerging Markets	—	—	—	—	—
Ultra Europe	—	—	191,214	151,172	342,386
Ultra MSCI Pacific ex-Japan	—	—	326,637	244	326,881
Ultra MSCI Brazil Capped	—	—	542,934	628,038	1,170,972
Ultra FTSE China 25	—	—	173,812	—	173,812
Ultra MSCI Japan	—	—	—	1,526,267	1,526,267
Ultra MSCI Mexico Capped IMI	—	—	—	77,432	77,432

338 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra 7-10 Year Treasury	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—
Ultra High Yield	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—
30 Year TIPS/TSY Spread	—	—	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	—

For the tax year ended October 31, 2012, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
USD Covered Bond	—	—	—
German Sovereign/Sub-Sovereign ETF	$1,238	—	$1,238
High Yield-Interest Rate Hedged	—	—	—
Global Listed Private Equity ETF	—	—	—
Hedge Replication ETF	278,857	—	278,857
Large Cap Core Plus	—	—	—
Merger ETF	—	—	—
RAFI® Long/Short	127,315	$531,130	658,445
Short S&P500®	426,026,638	148,846,007	574,872,645
Short QQQ®	39,479,357	18,521,454	58,000,811
Short Dow30SM	45,856,444	6,711,135	52,567,579
Short MidCap400	6,065,943	3,678,768	9,744,711
Short Russell2000	103,813,612	19,121,880	122,935,492
Short SmallCap600	5,695,791	2,913,742	8,609,533
UltraShort Russell3000	554,589	234,926	789,515
UltraShort S&P500®	962,772,306	24,135,334	986,907,640
UltraShort QQQ®	138,435,038	131,003,050	269,438,088
UltraShort Dow30SM	66,672,058	18,391,585	85,063,643
UltraShort MidCap400	18,893,216	2,937,791	21,831,007
UltraShort Russell2000	143,103,141	33,961,313	177,064,454
UltraShort SmallCap600	8,321,630	3,093,124	11,414,754
UltraPro Short S&P500®	304,221,131	96,893,584	401,114,715
UltraPro Short QQQ®	66,376,250	10,970,119	77,346,369
UltraPro Short Dow30SM	36,097,559	7,048,558	43,146,117
UltraPro Short MidCap400	8,397,514	651,990	9,049,504
UltraPro Short Russell2000	47,133,389	4,770,145	51,903,534
UltraShort Russell1000 Value	851,561	125,237	976,798
UltraShort Russell1000 Growth	1,645,293	318,152	1,963,445
UltraShort Russell MidCap Value	496,874	278,250	775,124
UltraShort Russell MidCap Growth	508,038	231,574	739,612
UltraShort Russell2000 Value	2,616,223	147,392	2,763,615
UltraShort Russell2000 Growth	7,459,057	2,183,772	9,642,829
Short Basic Materials	2,481,780	—	2,481,780
Short Financials	42,944,946	855,967	43,800,913
Short Oil & Gas	1,802,964	—	1,802,964

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 339

Fund	Short-Term	Long-Term	Total
Short Real Estate	$10,834,689	$1,554,296	$12,388,985
Short KBW Regional Banking	1,834,943	—	1,834,943
UltraShort Basic Materials	53,453,541	—	53,453,541
UltraShort Nasdaq Biotechnology	2,346,777	536,842	2,883,619
UltraShort Consumer Goods	1,545,964	970,092	2,516,056
UltraShort Consumer Services	8,216,530	—	8,216,530
UltraShort Financials	286,692,105	1,480,137	288,172,242
UltraShort Health Care	1,847,647	—	1,847,647
UltraShort Industrials	6,544,143	909,700	7,453,843
UltraShort Oil & Gas	51,238,756	—	51,238,756
UltraShort Real Estate	113,957,758	4,923,117	118,880,875
UltraShort Semiconductors	8,899,497	2,012,962	10,912,459
UltraShort Technology	4,449,429	2,862,858	7,312,287
UltraShort Telecommunications	1,136,694	367,157	1,503,851
UltraShort Utilities	1,132,027	—	1,132,027
UltraPro Short Financials	93,201	—	93,201
Short MSCI EAFE	19,002,725	3,826,017	22,828,742
Short MSCI Emerging Markets	—	—	—
Short FTSE China 25	299,842	—	299,842
UltraShort MSCI EAFE	2,780,716	—	2,780,716
UltraShort MSCI Emerging Markets	17,717,589	22,131,305	39,848,894
UltraShort Europe	48,117,117	—	48,117,117
UltraShort MSCI Pacific ex-Japan	—	—	—
UltraShort MSCI Brazil Capped	—	1,267,952	1,267,952
UltraShort FTSE China 25	71,882,918	36,955,637	108,838,555
UltraShort MSCI Japan	2,627,470	—	2,627,470
UltraShort MSCI Mexico Capped IMI	950,815	833,027	1,783,842
Short 7-10 Year Treasury	1,351,333	24,234	1,375,567
Short 20+ Year Treasury	119,142,653	2,009,338	121,151,991
Short High Yield	2,073,861	—	2,073,861
Short Investment Grade Corporate	106,179	—	106,179
UltraShort 3-7 Year Treasury	693,873	—	693,873
UltraShort 7-10 Year Treasury	36,156,551	736,886	36,893,437
UltraShort 20+ Year Treasury	859,457,790	1,607,033,832	2,466,491,622
UltraShort TIPS	558,762	—	558,762
UltraPro Short 20+ Year Treasury	1,235,750	1,563	1,237,313
Ultra Russell3000	—	—	—
Ultra S&P500®	—	—	—
Ultra QQQ®	—	—	—
Ultra Dow30SM	—	—	—
Ultra MidCap400	—	—	—
Ultra Russell2000	13,003,162	5,918,543	18,921,705
Ultra SmallCap600	—	—	—
UltraPro S&P500®	—	—	—
UltraPro QQQ®	—	—	—
UltraPro Dow30SM	—	—	—
UltraPro MidCap400	—	—	—
UltraPro Russell2000	—	—	—
Ultra Russell1000 Value	—	—	—
Ultra Russell1000 Growth	—	—	—
Ultra Russell MidCap Value	—	—	—

340 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Short-Term	Long-Term	Total
Ultra Russell MidCap Growth	—	—	—
Ultra Russell2000 Value	—	—	—
Ultra Russell2000 Growth	—	—	—
Ultra Basic Materials	—	—	—
Ultra Nasdaq Biotechnology	—	—	—
Ultra Consumer Goods	—	—	—
Ultra Consumer Services	—	—	—
Ultra Financials	—	$12,417,642	$12,417,642
Ultra Health Care	—	—	—
Ultra Industrials	—	—	—
Ultra Oil & Gas	—	—	—
Ultra Real Estate	—	—	—
Ultra KBW Regional Banking	—	—	—
Ultra Semiconductors	—	—	—
Ultra Technology	—	—	—
Ultra Telecommunications	$291,618	—	291,618
Ultra Utilities	—	—	—
UltraPro Financials	360	—	360
Ultra MSCI EAFE	—	—	—
Ultra MSCI Emerging Markets	1,346,216	269	1,346,485
Ultra Europe	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—
Ultra MSCI Brazil Capped	3,113,379	177,134	3,290,513
Ultra FTSE China 25	2,697,625	—	2,697,625
Ultra MSCI Japan	—	—	—
Ultra MSCI Mexico Capped IMI	—	—	—
Ultra 7-10 Year Treasury	—	—	—
Ultra 20+ Year Treasury	—	—	—
Ultra High Yield	183,241	—	183,241
Ultra Investment Grade Corporate	444	—	444
30 Year TIPS/TSY Spread	107,283	428	107,711
Short 30 Year TIPS/TSY Spread	41,395	—	41,395
UltraPro 10 Year TIPS/TSY Spread	482,976	1,113	484,089
UltraPro Short 10 Year TIPS/TSY Spread	708,806	—	708,806

For the tax year ended October 31, 2012, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Large Cap Core Plus	$682,570
Short MSCI Emerging Markets	1,296,851
Ultra S&P500®	334,344,233
Ultra QQQ®	205,530,791
Ultra Dow30SM	61,798,258
Ultra MidCap400	21,101,014
Ultra SmallCap600	7,889,748
UltraPro Dow30SM	4,048,100
UltraPro MidCap400	1,142,975
UltraPro Russell2000	948,479
Ultra Russell1000 Value	506,618
Ultra Russell1000 Growth	3,921,174
Ultra Russell MidCap Value	690,525

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 341

Fund	Capital Loss Utilized
Ultra Russell MidCap Growth	$1,197,513
Ultra Russell2000 Value	1,236,986
Ultra Russell2000 Growth	3,998,027
Ultra Nasdaq Biotechnology	4,619,329
Ultra Consumer Services	522,035
Ultra Health Care	10,333,645
Ultra Oil & Gas	7,270,566
Ultra KBW Regional Banking	931,020
Ultra Semiconductors	3,691,472
Ultra Utilities	1,510,929
Ultra MSCI EAFE	945,643
Ultra Europe	97,984
Ultra MSCI Pacific ex-Japan	59,362
Ultra MSCI Japan	835,374
Ultra MSCI Mexico Capped IMI	326,085

As of October 31, 2012, the Funds will elect to treat the following late-year ordinary losses as arising on November 1, 2012:

Fund	Ordinary Late Year Loss Deferrals
Short S&P500®	$13,111,006
Short QQQ®	1,662,340
Short Dow30SM	1,965,055
Short MidCap400	207,395
Short Russell2000	3,055,400
Short SmallCap600	148,387
UltraShort Russell3000	11,348
UltraShort S&P500®	13,348,574
UltraShort QQQ®	3,817,263
UltraShort Dow30SM	2,059,743
UltraShort MidCap400	254,993
UltraShort Russell2000	2,147,439
UltraShort SmallCap600	117,132
UltraPro Short S&P500®	3,744,972
UltraPro Short QQQ®	1,007,444
UltraPro Short Dow30SM	583,764
UltraPro Short MidCap400	70,381
UltraPro Short Russell2000	466,798
UltraShort Russell1000 Value	12,415
UltraShort Russell1000 Growth	18,483
UltraShort Russell MidCap Value	10,643
UltraShort Russell MidCap Growth	14,991
UltraShort Russell2000 Value	33,240
UltraShort Russell2000 Growth	69,162
Short Basic Materials	60,293
Short Financials	662,599
Short Oil & Gas	47,700
Short Real Estate	224,378
Short KBW Regional Banking	41,897
UltraShort Basic Materials	359,995
UltraShort Nasdaq Biotechnology	29,684
UltraShort Consumer Goods	21,671

342 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Ordinary Late Year Loss Deferrals
UltraShort Consumer Services	$64,643
UltraShort Financials	1,791,299
UltraShort Health Care	30,561
UltraShort Industrials	46,265
UltraShort Oil & Gas	566,225
UltraShort Real Estate	941,741
UltraShort Semiconductors	104,904
UltraShort Technology	88,559
UltraShort Telecommunications	15,579
UltraShort Utilities	21,565
UltraPro Short Financials	8,321
Short MSCI EAFE	1,334,232
Short MSCI Emerging Markets	1,863,095
Short FTSE China 25	74,004
UltraShort MSCI EAFE	128,931
UltraShort MSCI Emerging Markets	661,299
UltraShort Europe	1,182,858
UltraShort MSCI Pacific ex-Japan	15,802
UltraShort MSCI Brazil Capped	113,871
UltraShort FTSE China 25	1,330,823
UltraShort MSCI Japan	83,442
UltraShort MSCI Mexico Capped IMI	13,187
Short 7-10 Year Treasury	120,184
Short 20+ Year Treasury	5,807,521
Short High Yield	248,312
Short Investment Grade Corporate	25,584
UltraShort 3-7 Year Treasury	33,828
UltraShort 7-10 Year Treasury	2,443,497
UltraShort 20+ Year Treasury	21,403,439
UltraShort TIPS	24,471
Ultra Russell3000	25,341
Ultra QQQ®	1,142,129
Ultra MidCap400	45,824
Ultra Russell2000	609,356
Ultra SmallCap600	19,821
UltraPro MidCap400	89,499
UltraPro Russell2000	134,119
Ultra Russell1000 Growth	8,978
Ultra Russell MidCap Value	5,203
Ultra Russell MidCap Growth	50,201
Ultra Russell2000 Value	5,413
Ultra Russell2000 Growth	82,504
Ultra Nasdaq Biotechnology	102,841
Ultra Consumer Services	11,808
Ultra Technology	179,210
UltraPro Financials	2,357
Ultra MSCI EAFE	68,114
Ultra MSCI Emerging Markets	182,209
Ultra Europe	25,968
Ultra MSCI Pacific ex-Japan	15,827

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 343

Fund	Ordinary Late Year Loss Deferrals
Ultra MSCI Brazil Capped	$85,466
Ultra FTSE China 25	205,035
Ultra MSCI Japan	140,273
Ultra MSCI Mexico Capped IMI	13,723
Ultra 20+ Year Treasury	5,789
Ultra High Yield	29,537
Ultra Investment Grade Corporate	24,353

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the year ended May 31, 2013, advisory and management services fees, waivers and expense reimbursements were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation		Expense Limitation Effective Through
USD Covered Bond	0.35%	0.10%	$37,862	$10,818	$22,971	0.35%		September 30, 2013
German Sovereign/Sub-Sovereign ETF	0.35	0.10	14,378	4,108	82,094	0.45		September 30, 2013
High Yield-Interest Rate Hedged	0.50	0.10	3,277	655	31,372	0.50		September 30, 2014
Global Listed Private Equity ETF	0.50	0.10	6,521	1,304	42,632	0.60		September 30, 2014
Hedge Replication ETF	0.75	0.10	197,656	—	—	0.95		September 30, 2013
Large Cap Core Plus	0.75	0.10	300,763	—	—	0.45	**	September 30, 2014
Merger ETF	0.75	0.10	16,813	2,242	59,731	0.75		September 30, 2014
RAFI® Long/Short	0.75	0.10	120,648	—	—	0.95		September 30, 2013
Short S&P500®	0.75	0.10	—	—	—	0.95		September 30, 2013
Short QQQ®	0.75	0.10	210,803	—	—	0.95		September 30, 2013
Short Dow30SM	0.75	0.10	109,379	—	—	0.95		September 30, 2013
Short MidCap400	0.75	0.10	75,017	—	—	0.95		September 30, 2013
Short Russell2000	0.75	0.10	327,982	—	—	0.95		September 30, 2013
Short SmallCap600	0.75	0.10	72,938	—	—	0.95		September 30, 2013
UltraShort Russell3000	0.75	0.10	10,076	1,344	77,069	0.95		September 30, 2013
UltraShort S&P500®	0.75	0.10	—	—	—	0.95		September 30, 2013
UltraShort QQQ®	0.75	0.10	347,112	—	—	0.95		September 30, 2013
UltraShort Dow30SM	0.75	0.10	108,215	—	—	0.95		September 30, 2013
UltraShort MidCap400	0.75	0.10	67,617	—	—	0.95		September 30, 2013
UltraShort Russell2000	0.75	0.10	311,491	—	—	0.95		September 30, 2013

344 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort SmallCap600	0.75%	0.10%	$80,077	—	—	0.95%	September 30, 2013
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2013
UltraPro Short QQQ®	0.75	0.10	207,185	—	—	0.95	September 30, 2013
UltraPro Short Dow30SM	0.75	0.10	97,767	—	—	0.95	September 30, 2013
UltraPro Short MidCap400	0.75	0.10	59,947	$7,993	$20,049	0.95	September 30, 2013
UltraPro Short Russell2000	0.75	0.10	128,239	—	—	0.95	September 30, 2013
UltraShort Russell1000 Value	0.75	0.10	10,670	1,423	68,661	0.95	September 30, 2013
UltraShort Russell1000 Growth	0.75	0.10	17,135	2,285	64,079	0.95	September 30, 2013
UltraShort Russell MidCap Value	0.75	0.10	9,038	1,205	73,612	0.95	September 30, 2013
UltraShort Russell MidCap Growth	0.75	0.10	13,362	1,782	69,044	0.95	September 30, 2013
UltraShort Russell2000 Value	0.75	0.10	28,699	3,826	51,779	0.95	September 30, 2013
UltraShort Russell2000 Growth	0.75	0.10	49,230	6,564	32,688	0.95	September 30, 2013
Short Basic Materials	0.75	0.10	59,750	7,966	20,362	0.95	September 30, 2013
Short Financials	0.75	0.10	92,135	—	—	0.95	September 30, 2013
Short Oil & Gas	0.75	0.10	37,322	4,976	39,564	0.95	September 30, 2013
Short Real Estate	0.75	0.10	94,489	—	—	0.95	September 30, 2013
Short KBW Regional Banking	0.75	0.10	29,138	3,885	52,960	0.95	September 30, 2013
UltraShort Basic Materials	0.75	0.10	67,083	—	—	0.95	September 30, 2013
UltraShort Nasdaq Biotechnology	0.75	0.10	37,171	4,956	55,049	0.95	September 30, 2013
UltraShort Consumer Goods	0.75	0.10	20,889	2,785	60,956	0.95	September 30, 2013
UltraShort Consumer Services	0.75	0.10	54,551	7,273	24,241	0.95	September 30, 2013
UltraShort Financials	0.75	0.10	115,102	—	—	0.95	September 30, 2013
UltraShort Health Care	0.75	0.10	34,221	4,563	44,559	0.95	September 30, 2013
UltraShort Industrials	0.75	0.10	47,106	6,281	30,768	0.95	September 30, 2013
UltraShort Oil & Gas	0.75	0.10	94,716	—	—	0.95	September 30, 2013
UltraShort Real Estate	0.75	0.10	123,948	—	—	0.95	September 30, 2013
UltraShort Semiconductors	0.75	0.10	82,890	—	—	0.95	September 30, 2013
UltraShort Technology	0.75	0.10	79,132	5,732	—	0.95	September 30, 2013
UltraShort Telecommunications	0.75	0.10	14,215	1,895	66,665	0.95	September 30, 2013
UltraShort Utilities	0.75	0.10	20,358	2,714	60,415	0.95	September 30, 2013
UltraPro Short Financials	0.75	0.10	14,852	1,980	28,411	0.95	September 30, 2013
Short MSCI EAFE	0.75	0.10	129,054	—	—	0.95	September 30, 2013
Short MSCI Emerging Markets	0.75	0.10	105,816	—	—	0.95	September 30, 2013
Short FTSE China 25	0.75	0.10	65,328	8,710	17,400	0.95	September 30, 2013
UltraShort MSCI EAFE	0.75	0.10	79,096	—	—	0.95	September 30, 2013
UltraShort MSCI Emerging Markets	0.75	0.10	107,216	—	—	0.95	September 30, 2013
UltraShort Europe	0.75	0.10	183,551	—	—	0.95	September 30, 2014
UltraShort MSCI Pacific ex-Japan	0.75	0.10	14,107	1,881	93,819	0.95	September 30, 2013
UltraShort MSCI Brazil Capped	0.75	0.10	101,697	—	—	0.95	September 30, 2014
UltraShort FTSE China 25	0.75	0.10	149,965	—	—	0.95	September 30, 2013
UltraShort MSCI Japan	0.75	0.10	73,052	9,740	23,821	0.95	September 30, 2013
UltraShort MSCI Mexico Capped IMI	0.75	0.10	13,942	1,859	94,477	0.95	September 30, 2014
Short 7-10 Year Treasury	0.75	0.10	85,356	—	—	0.95	September 30, 2013
Short 20+ Year Treasury	0.75	0.10	1,300	—	—	0.95	September 30, 2013
Short High Yield	0.75	0.10	100,222	—	—	0.95	September 30, 2013
Short Investment Grade Corporate	0.75	0.10	29,809	3,975	71,337	0.95	September 30, 2013
UltraShort 3-7 Year Treasury	0.75	0.10	36,011	4,801	45,755	0.95	September 30, 2013
UltraShort 7-10 Year Treasury	0.75	0.10	60,804	—	—	0.95	September 30, 2013
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2013
May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 345

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort TIPS	0.75%	0.10%	$33,436	$4,458	$48,505	0.95%	September 30, 2013
UltraPro Short 20+ Year Treasury	0.75	0.10	49,571	—	—	0.95	September 30, 2013
Ultra Russell3000	0.75	0.10	37,336	4,978	140,462	0.95	September 30, 2013
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2013
Ultra QQQ®	0.75	0.10	462,111	—	—	0.95	September 30, 2013
Ultra Dow30SM	0.75	0.10	132,710	—	—	0.95	September 30, 2013
Ultra MidCap400	0.75	0.10	—	—	—	0.95	September 30, 2013
Ultra Russell2000	0.75	0.10	582,849	—	—	0.95	September 30, 2013
Ultra SmallCap600	0.75	0.10	141,261	—	—	0.95	September 30, 2013
UltraPro S&P500®	0.75	0.10	108,655	—	—	0.95	September 30, 2013
UltraPro QQQ®	0.75	0.10	274,876	—	—	0.95	September 30, 2013
UltraPro Dow30SM	0.75	0.10	120,937	—	—	0.95	September 30, 2013
UltraPro MidCap400	0.75	0.10	128,869	—	—	0.95	September 30, 2013
UltraPro Russell2000	0.75	0.10	343,289	—	—	0.95	September 30, 2013
Ultra Russell1000 Value	0.75	0.10	43,241	5,765	107,972	0.95	September 30, 2013
Ultra Russell1000 Growth	0.75	0.10	113,062	15,075	19,721	0.95	September 30, 2013
Ultra Russell MidCap Value	0.75	0.10	50,696	6,759	102,591	0.95	September 30, 2013
Ultra Russell MidCap Growth	0.75	0.10	69,373	9,250	67,692	0.95	September 30, 2013
Ultra Russell2000 Value	0.75	0.10	68,093	9,079	137,558	0.95	September 30, 2013
Ultra Russell2000 Growth	0.75	0.10	93,455	12,460	91,149	0.95	September 30, 2013
Ultra Basic Materials	0.75	0.10	142,601	—	—	0.95	September 30, 2013
Ultra Nasdaq Biotechnology	0.75	0.10	171,277	—	—	0.95	September 30, 2013
Ultra Consumer Goods	0.75	0.10	118,782	10,231	—	0.95	September 30, 2013
Ultra Consumer Services	0.75	0.10	96,539	12,872	24,868	0.95	September 30, 2013
Ultra Financials	0.75	0.10	164,160	—	—	0.95	September 30, 2013
Ultra Health Care	0.75	0.10	119,565	—	—	0.95	September 30, 2013
Ultra Industrials	0.75	0.10	139,231	—	—	0.95	September 30, 2013
Ultra Oil & Gas	0.75	0.10	163,130	—	—	0.95	September 30, 2013
Ultra Real Estate	0.75	0.10	136,930	—	—	0.95	September 30, 2013
Ultra KBW Regional Banking	0.75	0.10	27,873	3,716	93,976	0.95	September 30, 2013
Ultra Semiconductors	0.75	0.10	117,834	—	—	0.95	September 30, 2013
Ultra Technology	0.75	0.10	137,177	—	—	0.95	September 30, 2013
Ultra Telecommunications	0.75	0.10	33,979	4,530	87,187	0.95	September 30, 2013
Ultra Utilities	0.75	0.10	124,574	—	—	0.95	September 30, 2013
UltraPro Financials	0.75	0.10	29,794	3,972	47,961	0.95	September 30, 2013
Ultra MSCI EAFE	0.75	0.10	82,050	10,940	9,415	0.95	September 30, 2013
Ultra MSCI Emerging Markets	0.75	0.10	73,550	—	—	0.95	September 30, 2013
Ultra Europe	0.75	0.10	52,457	6,994	41,389	0.95	September 30, 2014
Ultra MSCI Pacific ex-Japan	0.75	0.10	20,173	2,690	87,220	0.95	September 30, 2013
Ultra MSCI Brazil Capped	0.75	0.10	86,115	11,482	8,136	0.95	September 30, 2014
Ultra FTSE China 25	0.75	0.10	91,294	—	—	0.95	September 30, 2013
Ultra MSCI Japan	0.75	0.10	114,024	—	—	0.95	September 30, 2013
Ultra MSCI Mexico Capped IMI	0.75	0.10	24,007	3,201	82,551	0.95	September 30, 2014
Ultra 7-10 Year Treasury	0.75	0.10	119,392	—	—	0.95	September 30, 2013
Ultra 20+ Year Treasury	0.75	0.10	128,045	—	—	0.95	September 30, 2013
Ultra High Yield	0.75	0.10	36,919	4,923	72,422	0.95	September 30, 2014
Ultra Investment Grade Corporate	0.75	0.10	37,133	4,951	61,914	0.95	September 30, 2014
30 Year TIPS/TSY Spread	0.55	0.10	21,800	3,964	45,175	0.75	September 30, 2013

346 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 30 Year TIPS/TSY Spread	0.55%	0.10%	$20,890	$3,798	$46,483	0.75%	September 30, 2013
UltraPro 10 Year TIPS/TSY Spread	0.55	0.10	18,609	3,383	44,972	0.75	September 30, 2013
UltraPro Short 10 Year TIPS/TSY Spread	0.55	0.10	18,308	3,329	45,331	0.75	September 30, 2013

*  Indicates the maximum annual Investment Advisory Fee Rate which is subject to the following breakpoints: 0.75% of the first $6.0 billion average daily net assets of each Fund, 0.70% of the next $4.0 billion average daily net assets of each Fund, and 0.65% of average daily net assets of each Fund in excess of $10.0 billion. The ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF Funds pay a fee at an annualized rate, based on average daily net assets, of 0.35% (not subject to breakpoints). The ProShares High Yield-Interest Rate Hedge and ProShares Global Listed Private Equity ETF Funds pay a fee at an annualized rate, based on average daily net assets, of 0.50% (not subject to breakpoints). The ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds pay a fee at an annualized rate, based on average daily net assets, of 0.55% (not subject to breakpoints).

**  On February 7, 2013, the expense limitation for ProShares Large Cap Core Plus was lowered from 0.95% to 0.45%.

For each Fund, except for the ProShares High Yield-Interest Rate Hedged, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period (within three years for the ProShares High Yield-Interest Rate Hedged) to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2013, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
USD Covered Bond	—	—	—	—	$62,222	$42,567	$104,789
German Sovereign/Sub-Sovereign ETF	—	—	—	—	72,952	76,664	149,616
High Yield-Interest Rate Hedged	—	—	—	$35,304	—	—	35,304
Global Listed Private Equity ETF	—	—	—	—	—	50,457	50,457
Hedge Replication ETF	—	—	—	20,348	179,393	135,993	335,734
Large Cap Core Plus	—	$27,443	$204,973	130,792	149,288	249,218	761,714
Merger ETF	—	—	—	—	—	78,786	78,786
RAFI® Long/Short	—	—	—	78,337	110,891	81,083	270,311
Short S&P500®	—	—	—	—	—	—	—
Short QQQ®	$168,003	215,413	249,007	256,015	225,411	130,321	1,244,170
Short Dow30SM	125,550	161,660	126,493	99,409	72,664	75,927	661,703
Short MidCap400	100,315	114,278	91,606	87,771	66,719	49,819	510,508
Short Russell2000	123,244	137,737	249,967	291,537	369,089	219,051	1,390,625
Short SmallCap600	63,566	108,189	88,782	93,130	65,844	47,384	466,895
UltraShort Russell3000	—	11,138	40,002	115,063	94,257	63,395	323,855
UltraShort S&P500®	—	—	—	—	—	—	—
UltraShort QQQ®	845,256	796,497	684,875	524,575	441,019	204,868	3,497,090
UltraShort Dow30SM	147,280	204,909	137,009	78,468	74,164	70,050	711,880
UltraShort MidCap400	56,434	114,805	88,298	92,348	55,992	45,952	453,829
UltraShort Russell2000	588,597	508,317	433,918	358,809	306,432	209,957	2,406,030
UltraShort SmallCap600	71,544	80,948	98,313	106,439	75,266	56,580	489,090
UltraPro Short S&P500®	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	75,950	154,732	150,137	150,211	531,030
UltraPro Short Dow30SM	—	—	55,242	88,841	69,948	71,676	285,707
UltraPro Short MidCap400	—	—	44,676	69,199	87,998	63,176	265,049
UltraPro Short Russell2000	—	—	55,364	103,175	108,362	89,019	355,920
UltraShort Russell1000 Value	61,391	101,657	104,030	113,044	94,174	55,520	529,816
UltraShort Russell1000 Growth	70,360	101,672	103,131	111,697	92,707	58,018	537,585
UltraShort Russell MidCap Value	54,825	102,673	108,378	116,159	93,930	58,749	534,714

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 347

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
UltraShort Russell MidCap Growth	$60,877	$96,875	$107,231	$114,657	$94,084	$58,857	$532,581
UltraShort Russell2000 Value	97,134	98,814	102,681	109,637	92,019	58,340	558,625
UltraShort Russell2000 Growth	94,559	92,050	106,155	107,048	90,718	60,998	551,528
Short Basic Materials	—	—	40,821	61,632	91,429	63,211	257,093
Short Financials	19,202	138,811	106,960	96,570	78,910	61,241	501,694
Short Oil & Gas	17,770	61,648	109,018	112,849	91,956	56,178	449,419
Short Real Estate	—	—	47,276	77,905	81,882	67,176	274,239
Short KBW Regional Banking	—	—	48,117	74,764	85,432	59,992	268,305
UltraShort Basic Materials	92,233	130,605	121,376	93,729	123,469	25,935	587,347
UltraShort Nasdaq Biotechnology	—	—	43,366	58,723	92,655	71,436	266,180
UltraShort Consumer Goods	80,083	93,231	102,795	113,333	92,430	59,380	541,252
UltraShort Consumer Services	82,163	127,371	96,627	100,759	92,694	59,582	559,196
UltraShort Financials	—	13,578	136,714	57,864	97,996	74,927	381,079
UltraShort Health Care	64,036	105,321	106,298	115,922	92,201	58,463	542,241
UltraShort Industrials	81,081	106,401	97,750	113,792	90,038	58,788	547,850
UltraShort Oil & Gas	—	175,754	132,327	97,979	82,425	61,549	550,034
UltraShort Real Estate	59,056	196,067	144,339	107,158	145,256	75,426	727,302
UltraShort Semiconductors	67,783	102,945	103,156	112,322	81,478	56,840	524,524
UltraShort Technology	79,027	97,208	103,886	111,098	88,188	58,565	537,972
UltraShort Telecommunications	54,472	47,193	122,462	106,290	92,730	57,997	481,144
UltraShort Utilities	70,395	99,410	106,631	117,264	93,317	58,386	545,403
UltraPro Short Financials	—	—	—	—	12,479	32,764	45,243
Short MSCI EAFE	123,975	108,317	137,857	78,523	177,800	78,242	704,714
Short MSCI Emerging Markets	139,208	126,379	230,446	185,747	116,687	67,505	865,972
Short FTSE China 25	—	—	43,396	67,494	92,334	65,142	268,366
UltraShort MSCI EAFE	125,111	201,598	118,651	119,140	81,877	50,283	696,660
UltraShort MSCI Emerging Markets	56,552	596,883	204,238	51,857	69,793	74,150	1,053,473
UltraShort Europe	—	35,032	80,035	113,876	125,100	154,905	508,948
UltraShort MSCI Pacific ex-Japan	—	34,118	50,980	142,726	116,284	77,008	421,116
UltraShort MSCI Brazil Capped	—	34,971	77,999	116,003	104,761	70,966	404,700
UltraShort FTSE China 25	405,907	186,169	296,402	179,085	152,062	93,808	1,313,433
UltraShort MSCI Japan	179,711	165,376	147,896	154,050	123,797	65,214	836,044
UltraShort MSCI Mexico Capped IMI	—	36,508	54,283	141,073	117,556	77,318	426,738
Short 7-10 Year Treasury	—	—	—	39,459	70,562	60,276	170,297
Short 20+ Year Treasury	—	—	74,481	73,024	—	3,496	151,001
Short High Yield	—	—	—	53,609	89,685	69,753	213,047
Short Investment Grade Corporate	—	—	—	42,732	79,144	74,839	196,715
UltraShort 3-7 Year Treasury	—	—	—	36,013	61,645	61,973	159,631
UltraShort 7-10 Year Treasury	63,530	128,733	137,977	94,597	—	37,023	461,860
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	39,084	72,591	61,890	173,565
UltraPro Short 20+ Year Treasury	—	—	—	—	48,233	34,787	83,020
Ultra Russell3000	—	12,081	246,967	196,144	461,832	60,540	977,564
Ultra S&P500®	—	—	—	—	—	—	—
Ultra QQQ®	771,609	1,032,842	709,796	614,715	412,344	294,733	3,836,039
Ultra Dow30SM	161,837	261,374	182,406	155,367	105,959	80,257	947,200
Ultra MidCap400	185,042	286,102	106,093	142,109	49,903	—	769,249
Ultra Russell2000	420,622	989,384	497,328	457,291	693,472	365,680	3,423,777
Ultra SmallCap600	115,093	300,310	139,951	145,396	111,392	99,434	911,576

348 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
UltraPro S&P500®	—	$22,535	$315,207	$156,297	$176,282	$35,419	$705,740
UltraPro QQQ®	—	—	127,004	246,454	245,246	185,200	803,904
UltraPro Dow30SM	—	—	58,027	102,606	108,261	81,580	350,474
UltraPro MidCap400	—	—	144,446	70,174	159,818	81,190	455,628
UltraPro Russell2000	—	—	191,089	267,279	411,199	217,996	1,087,563
Ultra Russell1000 Value	$67,116	261,071	167,372	122,823	160,997	112,518	891,897
Ultra Russell1000 Growth	112,396	242,598	131,939	129,340	146,405	104,170	866,848
Ultra Russell MidCap Value	80,426	236,618	145,226	166,124	161,088	114,870	904,352
Ultra Russell MidCap Growth	107,943	200,040	136,213	148,602	172,360	96,730	861,888
Ultra Russell2000 Value	128,593	515,701	193,527	121,141	232,946	146,645	1,338,553
Ultra Russell2000 Growth	126,585	415,427	186,104	132,728	202,346	137,643	1,200,833
Ultra Basic Materials	102,535	239,877	190,416	156,800	120,797	87,683	898,108
Ultra Nasdaq Biotechnology	—	—	44,699	82,837	157,343	123,985	408,864
Ultra Consumer Goods	68,249	158,112	131,595	135,668	141,009	89,021	723,654
Ultra Consumer Services	65,215	177,086	133,564	142,815	159,828	89,939	768,447
Ultra Financials	160,584	737,333	117,773	41,723	104,734	99,002	1,261,149
Ultra Health Care	97,149	168,152	120,479	128,163	122,928	77,739	714,610
Ultra Industrials	78,895	214,947	136,317	152,002	130,516	94,729	807,406
Ultra Oil & Gas	145,921	335,397	183,018	189,638	154,466	101,743	1,110,183
Ultra Real Estate	114,651	224,831	220,577	139,663	86,533	89,426	875,681
Ultra KBW Regional Banking	—	—	42,986	71,767	143,558	87,552	345,863
Ultra Semiconductors	123,648	158,603	143,414	118,478	117,849	76,161	738,153
Ultra Technology	164,530	217,672	157,093	146,449	149,994	84,897	920,635
Ultra Telecommunications	57,580	68,674	125,448	140,412	140,516	88,395	621,025
Ultra Utilities	82,736	146,632	126,160	129,707	132,898	86,953	705,086
UltraPro Financials	—	—	—	—	16,500	65,228	81,728
Ultra MSCI EAFE	—	26,000	105,384	135,963	83,345	76,437	427,129
Ultra MSCI Emerging Markets	—	27,016	154,408	136,015	86,797	43,036	447,272
Ultra Europe	—	—	47,068	82,819	116,348	68,296	314,531
Ultra MSCI Pacific ex-Japan	—	—	46,719	78,746	116,425	77,101	318,991
Ultra MSCI Brazil Capped	—	—	47,846	87,983	105,221	73,647	314,697
Ultra FTSE China 25	—	32,285	120,815	133,682	81,225	62,344	430,351
Ultra MSCI Japan	—	22,003	112,279	180,435	112,975	73,218	500,910
Ultra MSCI Mexico Capped IMI	—	—	46,822	77,613	117,509	76,977	318,921
Ultra 7-10 Year Treasury	—	—	82,505	95,221	117,900	96,561	392,187
Ultra 20+ Year Treasury	—	—	79,850	92,792	130,053	90,431	393,126
Ultra High Yield	—	—	—	46,856	80,699	80,119	207,674
Ultra Investment Grade Corporate	—	—	—	42,369	71,127	73,690	187,186
30 Year TIPS/TSY Spread	—	—	—	—	57,238	54,971	112,209
Short 30 Year TIPS/TSY Spread	—	—	—	—	57,000	55,277	112,277
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	54,598	51,118	105,716
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	54,746	51,101	105,847

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 349

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Licensing and Listing Fees

A Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s). The portion of the costs related to such licensing agreements attributed to each Fund, along with the costs associated with the initial and/or ongoing listing of each Fund on an exchange and the dissemination of each Fund's Indicative Optimized Portfolio Value (IOPV) are reflected on the Statements of Operations as "Licensing and Listing Fees".

8. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Year Ended 5/31/2013	Year Ended 5/31/2012
USD Covered Bond	—	—
German Sovereign/Sub-Sovereign ETF	—	$16,000
High Yield-Interest Rate Hedged	—	—
Global Listed Private Equity ETF	—	—
Hedge Replication ETF	$4,423	4,130
Large Cap Core Plus	—	5,584
Merger ETF	—	—
RAFI® Long/Short	—	5,071
Short S&P500®	—	426,264
Short QQQ®	—	86,444
Short Dow30SM	—	47,199
Short MidCap400	—	17,463
Short Russell2000	—	96,729
Short SmallCap600	—	6,440
UltraShort Russell3000	—	180
UltraShort S&P500®	—	387,298
UltraShort QQQ®	—	139,461
UltraShort Dow30SM	—	51,098
UltraShort MidCap400	—	8,686

350 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	For the periods ended
	Year Ended 5/31/2013	Year Ended 5/31/2012
UltraShort Russell2000	—	$116,841
UltraShort SmallCap600	—	6,474
UltraPro Short S&P500®	—	112,913
UltraPro Short QQQ®	—	33,425
UltraPro Short Dow30SM	—	5,358
UltraPro Short MidCap400	—	3,954
UltraPro Short Russell2000	—	15,760
UltraShort Russell1000 Value	—	—
UltraShort Russell1000 Growth	—	2,268
UltraShort Russell MidCap Value	—	—
UltraShort Russell MidCap Growth	—	—
UltraShort Russell2000 Value	—	—
UltraShort Russell2000 Growth	—	3,189
Short Basic Materials	—	2,608
Short Financials	—	9,160
Short Oil & Gas	—	1,270
Short Real Estate	—	4,660
Short KBW Regional Banking	—	12,234
UltraShort Basic Materials	—	44,516
UltraShort Nasdaq Biotechnology	—	1,832
UltraShort Consumer Goods	—	762
UltraShort Consumer Services	—	868
UltraShort Financials	—	50,356
UltraShort Health Care	—	—
UltraShort Industrials	—	1,635
UltraShort Oil & Gas	—	22,866
UltraShort Real Estate	—	27,375
UltraShort Semiconductors	—	8,691
UltraShort Technology	—	1,544
UltraShort Telecommunications	—	—
UltraShort Utilities	—	909
UltraPro Short Financials	—	—
Short MSCI EAFE	$34,366	70,188
Short MSCI Emerging Markets	36,507	39,931
Short FTSE China 25	593	2,522
UltraShort MSCI EAFE	4,075	5,393
UltraShort MSCI Emerging Markets	25,251	37,291
UltraShort Europe	67,399	71,423
UltraShort MSCI Pacific ex-Japan	767	1,085
UltraShort MSCI Brazil Capped	3,188	3,743
UltraShort FTSE China 25	11,424	29,216
UltraShort MSCI Japan	3,598	5,737
UltraShort MSCI Mexico Capped IMI	340	—
Short 7-10 Year Treasury	267	656
Short 20+ Year Treasury	22,396	59,247
Short High Yield	11,967	21,111
Short Investment Grade Corporate	530	409
UltraShort 3-7 Year Treasury	—	394

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 351

	For the periods ended
	Year Ended 5/31/2013	Year Ended 5/31/2012
UltraShort 7-10 Year Treasury	$20,587	$69,479
UltraShort 20+ Year Treasury	677,052	865,814
UltraShort TIPS	287	817
UltraPro Short 20+ Year Treasury	23,402	4,296
Ultra Russell3000	—	2,575
Ultra S&P500®	—	234,673
Ultra QQQ®	—	110,366
Ultra Dow30SM	—	58,622
Ultra MidCap400	—	44,447
Ultra Russell2000	—	64,719
Ultra SmallCap600	—	2,923
UltraPro S&P500®	—	150,238
UltraPro QQQ®	—	86,425
UltraPro Dow30SM	—	12,689
UltraPro MidCap400	—	9,326
UltraPro Russell2000	—	15,071
Ultra Russell1000 Value	—	764
Ultra Russell1000 Growth	—	487
Ultra Russell MidCap Value	—	309
Ultra Russell MidCap Growth	—	3,904
Ultra Russell2000 Value	—	653
Ultra Russell2000 Growth	—	2,553
Ultra Basic Materials	—	20,762
Ultra Nasdaq Biotechnology	—	4,872
Ultra Consumer Goods	—	685
Ultra Consumer Services	—	787
Ultra Financials	—	22,385
Ultra Health Care	—	2,598
Ultra Industrials	—	2,742
Ultra Oil & Gas	—	30,207
Ultra Real Estate	—	22,433
Ultra KBW Regional Banking	—	1,426
Ultra Semiconductors	—	2,662
Ultra Technology	—	4,771
Ultra Telecommunications	—	531
Ultra Utilities	—	1,621
UltraPro Financials	—	—
Ultra MSCI EAFE	1,047	—
Ultra MSCI Emerging Markets	2,320	—
Ultra Europe	2,276	—
Ultra MSCI Pacific ex-Japan	865	1,095
Ultra MSCI Brazil Capped	1,247	212
Ultra FTSE China 25	2,834	5,460
Ultra MSCI Japan	10,025	4,312
Ultra MSCI Mexico Capped IMI	—	—
Ultra 7-10 Year Treasury	499,306	82,713
Ultra 20+ Year Treasury	11,950	31,407
Ultra High Yield	292	870

352 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

	For the periods ended
	Year Ended 5/31/2013	Year Ended 5/31/2012
Ultra Investment Grade Corporate	$585	$485
30 Year TIPS/TSY Spread	—	4,000
Short 30 Year TIPS/TSY Spread	—	4,000
UltraPro 10 Year TIPS/TSY Spread	1,874	3,750
UltraPro Short 10 Year TIPS/TSY Spread	1,756	3,750

11. Investment Transactions

For the year ended May 31, 2013, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds, and Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments securities for the ProShares German Sovereign/Sub-Sovereign ETF Fund), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
USD Covered Bond	$2,581,855	$2,504,456
German Sovereign/Sub-Sovereign ETF	3,337,898	3,278,707
High Yield-Interest Rate Hedged	475,934	—
Global Listed Private Equity ETF	388,474	177,320
Hedge Replication ETF	5,911,926	3,478,734
Large Cap Core Plus	66,040,867	64,641,572
Merger ETF	9,198,673	11,227,230
RAFI® Long/Short	19,730,371	11,046,717
Ultra Russell3000	3,620,923	717,298
Ultra S&P500®	780,488,176	78,005,523
Ultra QQQ®	54,256,084	123,550,686
Ultra Dow30SM	61,528,387	4,598,317
Ultra MidCap400	844,763,684	77,633,784
Ultra Russell2000	1,209,754,226	420,965,353
Ultra SmallCap600	7,257,629	3,980,524
UltraPro S&P500®	438,462,911	109,843,504
UltraPro QQQ®	273,296,481	72,846,371
UltraPro Dow30SM	54,118,868	978,241
UltraPro MidCap400	29,256,308	5,522,782
UltraPro Russell2000	97,687,544	10,835,790
Ultra Russell1000 Value	2,561,193	240,192
Ultra Russell1000 Growth	4,180,430	1,183,490
Ultra Russell MidCap Value	5,163,175	2,579,205
Ultra Russell MidCap Growth	6,007,441	918,890
Ultra Russell2000 Value	2,840,435	1,146,359
Ultra Russell2000 Growth	5,323,330	1,548,302
Ultra Basic Materials	43,326,807	14,013,394
Ultra Nasdaq Biotechnology	24,603,076	4,088,766
Ultra Consumer Goods	14,467,770	3,511,974
Ultra Consumer Services	10,930,416	1,795,976
Ultra Financials	212,820,796	63,784,882
Ultra Health Care	12,785,513	1,950,905
Ultra Industrials	22,411,129	16,655,195
Ultra Oil & Gas	84,496,027	68,357,068
Ultra Real Estate	398,981,958	99,154,302

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 353

Fund	Purchases	Sales
Ultra KBW Regional Banking	$1,617,648	$2,692,740
Ultra Semiconductors	11,236,559	13,412,286
Ultra Technology	59,240,581	32,608,625
Ultra Telecommunications	3,941,762	651,666
Ultra Utilities	5,361,235	485,607
UltraPro Financials	5,197,792	42,918
Ultra 7-10 Year Treasury	982,765,627	740,195,830
Ultra 20+ Year Treasury	24,450,830	16,341,322
Ultra High Yield	199,888	—
Ultra Investment Grade Corporate	219,955	—
30 Year TIPS/TSY Spread	3,567,851	3,546,755
Short 30 Year TIPS/TSY Spread	4,201,426	4,100,370
UltraPro 10 Year TIPS/TSY Spread	6,324,186	8,333,792
UltraPro Short 10 Year TIPS/TSY Spread	6,367,961	8,858,704

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2013, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
USD Covered Bond	$13,126,008	$166,101
Large Cap Core Plus	15,674,188	2,089,461
Ultra S&P500®	1,255,437,453	119,174,369
Ultra QQQ®	654,657,182	64,138,492
Ultra Dow30SM	79,689,611	10,538,839
Ultra MidCap400	1,169,662,997	42,001,807
Ultra Russell2000	1,090,511,484	30,432,217
Ultra SmallCap600	7,333,136	924,330
UltraPro S&P500®	567,905,240	31,163,421
UltraPro QQQ®	302,672,854	19,307,935
UltraPro Dow30SM	58,763,002	3,162,447
UltraPro MidCap400	29,975,687	3,378,010
UltraPro Russell2000	114,906,114	8,980,063
Ultra Russell1000 Value	2,249,682	282,073
Ultra Russell MidCap Growth	3,820,426	360,602
Ultra Russell2000 Growth	7,936,653	1,146,604
Ultra Basic Materials	72,761,030	1,987,407
Ultra Nasdaq Biotechnology	10,948,212	2,588,619
Ultra Consumer Goods	6,930,453	734,971
Ultra Consumer Services	5,459,238	712,813
Ultra Financials	388,538,399	78,158,540
Ultra Health Care	5,857,145	1,326,918
Ultra Industrials	8,682,946	623,981
Ultra Oil & Gas	157,962,957	19,448,396
Ultra Real Estate	247,720,328	24,503,336
Ultra Semiconductors	13,672,323	1,867,680
Ultra Technology	30,774,678	4,448,456

354 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Utilities	$10,422,567	$1,673,948
UltraPro Financials	6,678,479	456,085
Ultra 7-10 Year Treasury	976,165,499	6,776,574
Ultra 20+ Year Treasury	22,404,155	230,964

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2013, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
USD Covered Bond	$6,566,307
High Yield-Interest Rate Hedged	22,627,380
Global Listed Private Equity ETF	5,685,724
Large Cap Core Plus	52,048,144
Merger ETF	7,355,140
Ultra S&P500®	810,185,613
Ultra QQQ®	535,530,883
Ultra Dow30SM	61,013,049
Ultra MidCap400	341,065,499
Ultra Russell2000	213,789,569
UltraPro S&P500®	223,569,078
UltraPro QQQ®	31,620,064
UltraPro Dow30SM	32,069,863
UltraPro MidCap400	5,804,180
UltraPro Russell2000	15,036,736
Ultra Russell2000 Growth	8,647,903
Ultra Basic Materials	4,608,977
Ultra Nasdaq Biotechnology	48,044,392
Ultra Consumer Services	8,548,430
Ultra Financials	31,687,337
Ultra Health Care	14,347,957
Ultra Oil & Gas	45,739,583
Ultra Real Estate	4,203,385
Ultra Semiconductors	13,404,134
Ultra Technology	28,726,196
Ultra Utilities	5,393,186
UltraPro Financials	8,672,419
Ultra 7-10 Year Treasury	1,148,996,528
Ultra 20+ Year Treasury	21,938,983

13. Share Splits and Reverse Share Splits

Effective October 5, 2012, the ProShares UltraShort S&P500®, ProShares UltraPro Short Dow30SM, ProShares UltraShort Basic Materials, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Consumer Goods, ProShares UltraShort Health Care, ProShares UltraShort 20+ Year Treasury and ProShares Ultra MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares Ultra Nasdaq Biotechnology Fund underwent a 2-for-1 share split.

Effective May 11, 2012, the ProShares UltraShort Dow30SM, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Consumer Services and ProShares UltraShort MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell3000, ProShares UltraPro Short S&P500® and ProShares UltraPro Short Russell2000 Funds underwent a 1-for-5 reverse share split. The ProShares Ultra QQQ®, ProShares UltraPro QQQ®, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds underwent a 2-for-1 share split, and the ProShares UltraPro Dow30SM Fund underwent a 3-for-1 share split.

Effective October 13, 2011, the ProShares UltraShort Real Estate and ProShares UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 355

Effective February 25, 2011, the ProShares UltraShort QQQ®, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Semiconductors, ProShares UltraShort Telecommunications and ProShares UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraShort Russell2000, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort Technology, ProShares UltraShort Europe and ProShares UltraShort MSCI Mexico Capped IMI Funds underwent a 1-for-4 reverse share split. The ProShares UltraPro QQQ®, ProShares UltraPro MidCap400 and ProShares UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the ProShares UltraPro S&P500® Fund underwent a 3-for-1 share split.

Effective April 15, 2010, the ProShares UltraShort Basic Materials, ProShares UltraShort Oil & Gas, ProShares UltraShort Real Estate, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort FTSE China 25 and ProShares Ultra Real Estate Funds underwent a 1-for-5 reverse share split, and the ProShares Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), which may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference assets 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors)

356 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial instruments not included in the benchmark. As a result, developments regarding the performance of these securities and financial instruments in which the Fund invests could result in a greater decline in NAV than would be the case if the Fund's holdings precisely replicated the securities and weights of its index. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•  Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At May 31, 2013, the ProShares Short FTSE China 25, ProShares UltraShort TIPS, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra Russell3000, ProShares Ultra Dow30SM, ProShares Ultra Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares Ultra Russell1000 Value, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Value, ProShares Ultra Russell2000 Growth, ProShares Ultra Consumer Goods, ProShares Ultra Financials, ProShares Ultra Industrials, ProShares Ultra Real Estate, ProShares Ultra KBW Regional Banking, ProShares Ultra Semiconductors, ProShares Ultra Telecommunications, ProShares Ultra Utilities, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra Europe, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Japan, ProShares Ultra MSCI Mexico Capped IMI, ProShares Ultra High Yield, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 357

•  Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact and omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds' investment objectives and risks. The thirty-eight Funds of the Trust named in the complaint are ProShares Ultra Dow30, ProShares Ultra Oil & Gas, ProShares Short Dow30, ProShares UltraShort Oil & Gas, ProShares UltraShort Dow30, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares Short MSCI EAFE, ProShares UltraShort MSCI Europe, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Japan, ProShares UltraShort FTSE China 25, ProShares Ultra MidCap400, ProShares UltraShort MidCap400, ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraShort Technology, ProShares UltraShort Consumer Services, ProShares UltraShort SmallCap600, ProShares UltraShort S&P500, ProShares Short Financials, ProShares Short S&P500, ProShares UltraShort Industrials, ProShares UltraShort Russell1000 Value, ProShares UltraShort Financials, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Basic Materials, ProShares UltraShort Real Estate, ProShares UltraShort Semiconductors, ProShares Ultra S&P500, ProShares UltraShort Consumer Goods,

358 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2013

ProShares UltraShort Russell2000, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Russell2000, ProShares Ultra Industrials, ProShares Ultra Financials and ProShares Ultra Basic Materials. On September 10, 2012, the District Court issued an Opinion and Order dismissing the class action lawsuit in its entirety. On July 22, 2013, the United States Court of Appeals for the Second Circuit issued an Opinion affirming the District Court's decision dismissing the class action lawsuit in its entirety.

18. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Effective June 10, 2013, the ProShares Ultra Russell3000, ProShares UltraPro S&P500® , ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services and ProShares Ultra Health Care Funds underwent a 2-for-1 share split, and the ProShares UltraShort Russell1000 Value, ProShares UltraShort Oil & Gas, ProShares UltraPro Short Financials, ProShares UltraShort MSCI EAFE and ProShares UltraPro Short 20+ Year Treasury Funds underwent a 1-for-4 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

May 31, 2013 :: Notes to Financial Statements :: ProShares Trust :: 359

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following one hundred twenty funds included in the ProShares Trust:

USD Covered Bond
German Sovereign/Sub-Sovereign ETF
High Yield-Interest Rate Hedged
Global Listed Private Equity ETF
Hedge Replication ETF
Large Cap Core Plus (formerly known as Credit Suisse 130/30)
Merger ETF
RAFI Long/Short
Short S&P500
Short QQQ
Short Dow30
Short MidCap400
Short Russell2000
Short SmallCap600
UltraShort Russell3000
UltraShort S&P500
UltraShort QQQ
UltraShort Dow30
UltraShort MidCap400
UltraShort Russell2000
UltraShort SmallCap600
UltraPro Short S&P500
UltraPro Short QQQ
UltraPro Short Dow30
UltraPro Short MidCap400
UltraPro Short Russell2000
UltraShort Russell1000 Value
UltraShort Russell1000 Growth
UltraShort Russell MidCap Value
UltraShort Russell MidCap Growth
UltraShort Russell2000 Value
UltraShort Russell2000 Growth
Short Basic Materials
Short Financials
Short Oil & Gas
Short Real Estate
Short KBW Regional Banking
UltraShort Basic Materials
UltraShort Nasdaq Biotechnology
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Health Care
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
UltraPro Short Financials
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE China 25
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort Europe (formerly known as UltraShort MSCI Europe)
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil Capped (formerly known as UltraShort MSCI Brazil)
UltraShort FTSE China 25
UltraShort MSCI Japan
UltraShort MSCI Mexico Capped IMI (formerly known as UltraShort MSCI Mexico Investable Market)
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short High Yield
Short Investment Grade Corporate
UltraShort 3-7 Year Treasury
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort TIPS
UltraPro Short 20+ Year Treasury
Ultra Russell3000
Ultra S&P500
Ultra QQQ
Ultra Dow30
Ultra MidCap400
Ultra Russell2000
Ultra SmallCap600
UltraPro S&P500
UltraPro QQQ
UltraPro Dow30
UltraPro MidCap400
UltraPro Russell2000
Ultra Russell1000 Value
Ultra Russell1000 Growth
Ultra Russell MidCap Value
Ultra Russell MidCap Growth
Ultra Russell2000 Value
Ultra Russell2000 Growth
Ultra Basic Materials
Ultra Nasdaq Biotechnology
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Health Care
Ultra Industrials
Ultra Oil & Gas
Ultra Real Estate
Ultra KBW Regional Banking
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
UltraPro Financials
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra Europe (formerly known as Ultra MSCI Europe)
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil Capped (formerly known as Ultra MSCI Brazil)
Ultra FTSE China 25
Ultra MSCI Japan
Ultra MSCI Mexico Capped IMI (formerly known as Ultra MSCI Mexico Investable Market)
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra High Yield
Ultra Investment Grade Corporate
30 Year TIPS/TSY Spread
Short 30 Year TIPS/TSY Spread
UltraPro 10 Year TIPS/TSY Spread
UltraPro Short 10 Year TIPS/TSY Spread

(collectively, the "Funds") at May 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 29, 2013

360 :: ProShares Trust

The Board of Trustees (the "Board") approved an investment advisory agreement with respect to one newly organized Fund during this reporting period. At a meeting held on March 12, 2013, the Board unanimously approved the amended investment advisory agreement between ProShare Advisors, LLC (the "Advisor") and the Trust, on behalf of ProShares High Yield-Interest Rate Hedged (the "Advisory Agreement"), a new Fund covered by the period of this Report (the "New Fund"). In determining whether to approve the Advisory Agreement on behalf of the New Fund, the Board reviewed information provided by the Advisor that the Board and the Advisor, respectively, believed was reasonably necessary to evaluate the Advisory Agreement.

The Board reviewed the nature of the investment advisory services to be provided to the New Fund by the Advisor. The Board focused on the overall background and quality of the Advisor's personnel, and the systems and processes required to effectively manage the New Fund in accordance with its investment objective and regulatory requirements. The Board noted the nature of, and the advisory skills needed to manage, the New Fund. Specifically, the Board considered the Advisor's expertise in trading high yield debt securities, including the ability to employ optimization/sampling techniques necessary to develop creation and redemption baskets as well as to facilitate tight tracking with the Fund's index. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the New Fund.

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same peer categories as the New Fund. The Board noted the proposed Management Services Agreement with the Advisor, and considered that the New Fund was proposed to have, on a per annum basis, an advisory fee of 0.50%, a 0.10% management services fee and an expense cap of 0.50%. The Trustees noted that the universe of comparable funds summarized in the written information presented to them for consideration related to high yield funds in general that did not necessarily utilize the same hedging strategies as the New Fund. The Advisor discussed, and the Trustees considered, other information relating to recently launched potentially competitive ETFs that was not included in the Advisor's written presentation. The Board noted that the proposed fees were comparable to existing potential competitor ETFs discussed supplementally, which had net total expense ratios ranging from 0.40% to 0.55% on a per annum basis. In addition, the Board considered the proposed fee waiver and/or expense reimbursement arrangement for the New Fund. Based on its review, the Board concluded that the investment advisory fees payable by the New Fund to the Advisor were reasonable in relation to the services provided and that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the New Fund.

Based upon its conclusions above and further evaluation of the Advisory Agreement in executive session, the Board, including the Independent Trustees, determined that the Advisory Agreement was fair and reasonable and in the best interest of its shareholders and should be approved.

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 361

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

362 :: ProShares Trust :: Misc. Information (Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (120) ProFunds (112) Access One Trust (3)	Key Energy Services
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (March 1993 to May 2007)	ProShares (120) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present

Linden Lane Advisors LLC (Real Estate Development): Principal (2010 to present); Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProShares (120) ProFunds (112) Access One Trust (3)
Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present

Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and ProShare Capital Management LLC: Managing Partner (June 2008 to present)

ProShares (120) ProFunds (112) Access One Trust (3)

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

Trustees and Executive Officers of ProShares Trust (Unaudited) :: ProShares Trust :: 363

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 2005 to present	President of the Advisor (November 2005 to April 2012); ProFund Advisors LLC (April 1997 to April 2012); and ProShare Capital Management LLC (June 2008 to April 2012)
Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Business Head — Sarbanes-Oxley Services, Foreside Management Services, LLC, formerly serving as Director (December 2008 to present); Vice President/Assistant Vice President within the Fund Administration Department of
J.P. Morgan Investor Services Co. (June 2000 to December 2008)
Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors LLC (October 2002 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)
Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

364 :: ProShares Trust :: Trustees and Executive Officers of ProShares Trust (Unaudited)

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," "S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," "Standard & Poor's 500®," and "S&P Merger Arbitrage" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," "Dow Jones Credit Suisse 30-Year Inflation Breakeven Index" and "Dow Jones Credit Suisse 10-Year Inflation Breakeven Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and Credit Suisse Securities (USA) LLC, as the case may be. The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index," "Russell Midcap® Value Index" and "Russell®" are trademarks of Russell Investment Group. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model® — Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "BNP Paribas®" and "BNP Paribas Diversified USD Covered Bond IndexTM" are trademarks of BNP Paribas or its affiliates. Please see additional disclosures regarding BNP Paribas in the prospectus. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. All have been licensed for use by ProShares. "Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2013 ProShare Advisors LLC. All rights reserved.  PSAN0513

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees

For the fiscal year ended May 31, 2013, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,590,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2012, PwC billed the Funds aggregate fees of $1,527,500 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)           Audit Related Fees

For the fiscal year ended May 31, 2013, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2012, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)           Tax Fees

For the fiscal year ended May 31, 2013, PwC billed the Funds aggregate fees of $563,900 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2012, PwC billed the Funds aggregate fees of $525,800 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)          All Other Fees

For the fiscal year ended May 31, 2013, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2012, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)      For the fiscal years ended May 31, 2013 and May 31, 2012, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)            No disclosures are required for this Item 4(f).

(g)           For the fiscal year ended May 31, 2013, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2012, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)           The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)           Schedule I — Investments in Securities of Unaffiliated Issuers.

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: May 31, 2013

Large Cap Core Plus

Shares		Value
	Common Stocks (a) — 95.2%
	Consumer Discretionary — 12.4%

2,724	Abercrombie & Fitch Co., Class A	$136,418
3,824	Amazon.com, Inc.*	1,028,771
9,281	AutoNation, Inc.*	429,989
8,870	Coach, Inc.	516,766
27,906	Comcast Corp., Class A	1,120,426
2	CST Brands, Inc.*	61
8,539	Darden Restaurants, Inc.	442,320
10,340	DIRECTV*	632,084
6,502	Discovery Communications, Inc., Class A*	512,748
9,811	Dollar General Corp.*	518,021
9,836	Dollar Tree, Inc.*	472,521
7,891	Expedia, Inc.	453,417
91	Ford Motor Co.	1,427
11,749	GameStop Corp., Class A	389,597
4,482	Gap, Inc. (The)	181,745
6,143	Genuine Parts Co.	477,557
33,108	Goodyear Tire & Rubber Co. (The)*	501,255
9,175	Hasbro, Inc.	408,104
15,667	Home Depot, Inc. (The)	1,232,366
371	Johnson Controls, Inc.	13,860
9,824	Kohl’s Corp.	505,052
13,197	Leggett & Platt, Inc.	422,304
10,308	Lennar Corp., Class A	405,310
17,509	Lowe’s Cos., Inc.	737,304
5,150	Macy’s, Inc.	248,951
3,123	McDonald’s Corp.	301,588
25,107	News Corp., Class A	806,186
6,544	PetSmart, Inc.	441,720
20,068	PulteGroup, Inc.*	433,268
7,683	Ross Stores, Inc.	494,017
6,378	Scripps Networks Interactive, Inc., Class A	429,622
31,963	Staples, Inc.	479,445
7,282	Starwood Hotels & Resorts Worldwide, Inc.	497,360
12,958	TJX Cos., Inc.	655,804
6,358	Walt Disney Co. (The)	401,063
3,785	Whirlpool Corp.	483,572
		17,212,019
	Consumer Staples — 9.0%

4,602	Altria Group, Inc.	166,132
7,155	Beam, Inc.	463,930
6,807	Brown-Forman Corp., Class B	468,458
3,782	Campbell Soup Co.	161,907
17,263	Coca-Cola Co. (The)	690,347
137	Colgate-Palmolive Co.	7,924
14,376	ConAgra Foods, Inc.	484,328
6,748	Costco Wholesale Corp.	740,053
15,487	CVS Caremark Corp.	891,742
20,213	Dean Foods Co.*	212,034
12,673	General Mills, Inc.	596,645
10,741	Hormel Foods Corp.	427,707
4,713	J.M. Smucker Co. (The)	475,825
7,786	Kellogg Co.	483,121
15,377	Kroger Co. (The)	517,744
12,124	Lorillard, Inc.	514,543
6,129	McCormick & Co., Inc. (Non-Voting)	423,391
8,769	Molson Coors Brewing Co., Class B	433,276
6,068	PepsiCo, Inc.	490,112
7,524	Philip Morris International, Inc.	684,007
15,327	Procter & Gamble Co. (The)	1,176,501
18,414	Safeway, Inc.	423,706
18,240	Tyson Foods, Inc., Class A	456,000
6,998	Wal-Mart Stores, Inc.	523,730
10,448	Whole Foods Market, Inc.	541,833
		12,454,996
	Energy — 9.9%

11,431	Baker Hughes, Inc.	519,882
7,452	Cabot Oil & Gas Corp.	524,323
7,840	Cameron International Corp.*	477,221
24,206	Chesapeake Energy Corp.	528,659
10,206	Chevron Corp.	1,252,786
14,956	ConocoPhillips	917,401
5,449	Diamond Offshore Drilling, Inc.	374,946
8,243	Ensco plc, Class A	495,981
4,679	EOG Resources, Inc.	604,059
26,940	Exxon Mobil Corp.	2,437,262
15,096	Halliburton Co.	631,768
7,014	Helmerich & Payne, Inc.	433,044
844	Hess Corp.	56,894
14,640	Kinder Morgan, Inc.	556,027
7,464	Marathon Petroleum Corp.	615,780
7,593	Murphy Oil Corp.	480,789
1,753	National Oilwell Varco, Inc.	123,236
1,084	Occidental Petroleum Corp.	99,804
10,920	Phillips 66	726,944
11,261	Rowan Cos. plc, Class A*	374,316
4,582	Schlumberger Ltd.	334,623
8,194	Tesoro Corp.	505,160
14,793	Valero Energy Corp.	601,040
		13,671,945
	Financials — 17.2%

10,690	Aflac, Inc.	595,326
11,521	Allstate Corp. (The)	555,773
932	American Express Co.	70,562
19,509	American International Group, Inc.*	867,370
7,622	American Tower Corp. (REIT)	593,297
8,452	Aon plc	538,139
13,873	Apartment Investment & Management Co., Class A (REIT)	419,797
9,065	Assurant, Inc.	450,893
3,715	AvalonBay Communities, Inc. (REIT)	492,832
44,550	Bank of America Corp.	608,553
17,595	BB&T Corp.	579,227
2,690	Capital One Financial Corp.	163,902
13,108	Citigroup, Inc.	681,485
27,429	Fifth Third Bancorp	499,208
5,762	Goldman Sachs Group, Inc. (The)	933,905
10,441	Hartford Financial Services Group, Inc.	319,808
56,772	Huntington Bancshares, Inc./OH	439,983
18,899	JPMorgan Chase & Co.	1,031,696
24,042	KeyCorp	259,173
19,163	Kimco Realty Corp. (REIT)	424,460
14,762	Leucadia National Corp.	463,232
11,319	Lincoln National Corp.	403,636
10,491	Loews Corp.	480,698
14,030	Marsh & McLennan Cos., Inc.	561,481
17,694	MetLife, Inc.	782,252
7,644	Moody’s Corp.	507,867
25,396	Morgan Stanley	657,756
14,207	NASDAQ OMX Group, Inc. (The)	446,952
32,017	People’s United Financial, Inc.	440,554

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,730	Plum Creek Timber Co., Inc. (REIT)	$416,421
9,574	PNC Financial Services Group, Inc. (The)	685,881
12,144	Principal Financial Group, Inc.	459,650
19,002	Progressive Corp. (The)	484,361
9,431	Prudential Financial, Inc.	650,456
3,466	Public Storage (REIT)	526,139
55,742	Regions Financial Corp.	508,925
4,305	Simon Property Group, Inc. (REIT)	716,524
17,026	SunTrust Banks, Inc.	546,364
7,245	T. Rowe Price Group, Inc.	549,606
1,739	U.S. Bancorp/MN	60,969
16,309	Unum Group	464,480
45,265	Wells Fargo & Co.	1,835,496
5,959	Weyerhaeuser Co. (REIT)	177,697
14,691	XL Group plc	461,738
		23,814,524
	Health Care — 10.1%

21,521	Abbott Laboratories	789,175
1,959	AbbVie, Inc.	83,630
5,456	Alexion Pharmaceuticals, Inc.*	532,178
6,063	Allergan, Inc.	603,208
8,988	AmerisourceBergen Corp.	486,071
1,580	Amgen, Inc.	158,837
5,178	Becton, Dickinson and Co.	510,654
1,185	Bristol-Myers Squibb Co.	54,522
11,176	Cardinal Health, Inc.	524,825
6,209	Celgene Corp.*	767,743
5,321	Cerner Corp.*	522,948
6,840	Edwards Lifesciences Corp.*	454,586
108	Eli Lilly & Co.	5,741
12,236	Express Scripts Holding Co.*	760,100
17,691	Gilead Sciences, Inc.*	963,806
6,292	Humana, Inc.	508,268
966	Intuitive Surgical, Inc.*	480,614
14,758	Johnson & Johnson	1,242,329
10,285	Medtronic, Inc.	524,638
17,226	Merck & Co., Inc.	804,454
16,358	Mylan, Inc.*	498,592
36,911	Pfizer, Inc.	1,005,087
6,837	Quest Diagnostics, Inc.	422,800
4,984	Tenet Healthcare Corp.*	236,092
821	UnitedHealth Group, Inc.	51,419
6,683	Varian Medical Systems, Inc.*	447,828
7,470	WellPoint, Inc.	574,966
		14,015,111
	Industrials — 9.6%

745	3M Co.	82,151
9,878	Avery Dennison Corp.	429,693
8,812	Boeing Co. (The)	872,564
7,796	C.H. Robinson Worldwide, Inc.	441,955
76	Caterpillar, Inc.	6,521
9,749	Cintas Corp.	445,091
6,035	CSX Corp.	152,142
2,030	Dun & Bradstreet Corp. (The)	199,224
146	Equifax, Inc.	8,891
2,705	Flowserve Corp.	454,792
7,400	Fluor Corp.	467,754
56,854	General Electric Co.	1,325,835
230	Honeywell International, Inc.	18,046
8,929	Jacobs Engineering Group, Inc.*	509,042
829	Joy Global, Inc.	44,832
5,377	L-3 Communications Holdings, Inc.	457,529
209	Norfolk Southern Corp.	16,007
6,861	Northrop Grumman Corp.	565,278
5,392	Parker Hannifin Corp.	537,906
26,669	Pitney Bowes, Inc.	391,501
14,544	Quanta Services, Inc.*	412,613
8,626	Raytheon Co.	574,837
13,772	Republic Services, Inc.	469,625
12,939	Robert Half International, Inc.	449,760
2,414	Rockwell Automation, Inc.	212,480
4,035	Roper Industries, Inc.	501,228
7,012	Ryder System, Inc.	442,036
33,858	Southwest Airlines Co.	479,768
6,089	Stanley Black & Decker, Inc.	482,371
3,375	Stericycle, Inc.*	370,440
14,826	Textron, Inc.	399,709
5,931	Union Pacific Corp.	917,051
432	United Parcel Service, Inc., Class B	37,109
1,714	United Technologies Corp.	162,659
		13,338,440
	Information Technology — 17.1%

6,638	Accenture plc, Class A	545,046
5,746	Apple, Inc.	2,583,861
14,710	Broadcom Corp., Class A	528,236
16,800	CA, Inc.	458,808
56,300	Cisco Systems, Inc.	1,355,704
7,998	Cognizant Technology Solutions Corp., Class A*	517,071
9,349	Computer Sciences Corp.	417,059
8,111	Dell, Inc.	108,282
1,238	eBay, Inc.*	66,976
8,985	First Solar, Inc.*	488,604
1,533	Google, Inc., Class A*	1,334,339
9,118	Harris Corp.	457,085
21,340	Hewlett-Packard Co.	521,123
49,695	Intel Corp.	1,206,595
5,630	International Business Machines Corp.	1,171,153
22,344	Jabil Circuit, Inc.	448,221
8,240	KLA-Tencor Corp.	463,830
9,683	Lam Research Corp.*	452,971
12,228	Linear Technology Corp.	458,550
61,890	LSI Corp.*	457,986
42	Mastercard, Inc., Class A	23,950
12,274	Microchip Technology, Inc.	447,755
41,647	Microsoft Corp.	1,452,647
14,151	Molex, Inc.	415,190
8,051	Motorola Solutions, Inc.	466,636
36,157	Oracle Corp.	1,220,660
16,969	QUALCOMM, Inc.	1,077,192
13,955	SAIC, Inc.	202,347
8,779	SanDisk Corp.*	518,137
12,634	Symantec Corp.*	282,875
25,627	Teradyne, Inc.*	459,748
15,589	Total System Services, Inc.	366,497
8,566	VeriSign, Inc.*	402,945
1,334	Visa, Inc., Class A	237,639
8,554	Western Digital Corp.	541,639
29,002	Western Union Co. (The)	475,053
53,264	Xerox Corp.	468,191
22,198	Yahoo!, Inc.*	583,807
		23,684,408
	Materials — 2.5%

4,236	Bemis Co., Inc.	165,839
2,480	CF Industries Holdings, Inc.	473,581

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,184	Eastman Chemical Co.	$443,517
6,510	Ecolab, Inc.	549,900
11,688	International Paper Co.	539,401
3,401	LyondellBasell Industries N.V., Class A	226,677
41	Monsanto Co.	4,126
1,094	Nucor Corp.	48,694
2,597	Sherwin-Williams Co. (The)	489,612
8,314	Vulcan Materials Co.	445,464
		3,386,811
	Telecommunication Services — 2.4%

29,235	AT&T, Inc.	1,022,933
7,163	Crown Castle International Corp.*	510,364
104,967	Frontier Communications Corp.	434,563
18,036	T-Mobile US, Inc.*	386,511
12,352	Verizon Communications, Inc.	598,825
53,596	Windstream Corp.	430,376
		3,383,572
	Utilities — 5.0%

10,091	AGL Resources, Inc.	427,152
4,659	American Electric Power Co., Inc.	213,475
18,619	CenterPoint Energy, Inc.	431,588
16,138	CMS Energy Corp.	434,919
888	DTE Energy Co.	59,150
10,573	Duke Energy Corp.	707,651
10,451	Edison International	480,119
7,295	Entergy Corp.	502,480
17,326	Exelon Corp.	542,997
7,318	Integrys Energy Group, Inc.	421,005
11,521	Northeast Utilities	480,080
16,907	NRG Energy, Inc.	431,467
8,919	PG&E Corp.	400,552
7,580	Pinnacle West Capital Corp.	428,118
23,386	TECO Energy, Inc.	411,828
16,845	Xcel Energy, Inc.	483,788
		6,856,369
	Total Common Stocks (Cost $115,484,873)	131,818,195

Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	Federal Home Loan Bank
$1,139,837	0.00%, due 06/03/13	1,139,837
	Total U.S. Government & Agency Security (Cost $1,139,837)	1,139,837

	Repurchase Agreements (a)(b) — 2.0%
2,775,486	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,775,498	2,775,486
	Total Repurchase Agreements (Cost $2,775,486)	2,775,486

	Total Investment Securities (Cost $119,400,196) — 98.0%	135,733,518
	Other assets less liabilities — 2.0%	2,789,510
	Net Assets — 100.0%	$138,523,028

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,745,487.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,001,121
Aggregate gross unrealized depreciation	(862,857)
Net unrealized appreciation	$16,138,264
Federal income tax cost of investments	$119,595,254

See accompanying notes to the financial statements.

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(14,363,741)	$(2,561,466)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	16,593,810	4,167,799

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(27,165,446)	(2,509,568)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	31,359,308	3,511,081

		$2,607,846

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 93.9%
	Consumer Discretionary — 9.4%

6,730	Best Buy Co., Inc.	$185,411
1,704	Big Lots, Inc.*	58,021
4,581	Cablevision Systems Corp., Class A	69,265
4,535	Caesars Entertainment Corp.*	65,712
1,522	Carnival Corp.	50,378
592	CST Brands, Inc.*	17,991
17,134	Ford Motor Co.	268,661
3,045	GameStop Corp., Class A	100,972
3,374	Gannett Co., Inc.	72,541
5,825	General Motors Co.*	197,409
7,188	Goodyear Tire & Rubber Co. (The)*	108,826
5,350	J.C. Penney Co., Inc.*	94,053
2,480	Johnson Controls, Inc.	92,653
1,568	Kohl’s Corp.	80,611
3,418	Liberty Interactive Corp., Class A*	76,734
1,681	Lowe’s Cos., Inc.	70,787
1,886	Macy’s, Inc.	91,169
5,128	MGM Resorts International*	77,792
18,907	Office Depot, Inc.*	83,380
4,767	OfficeMax, Inc.	62,114
16,695	RadioShack Corp.*	61,772
3,698	Regal Entertainment Group, Class A	65,455
1,799	Sears Holdings Corp.*	87,845
8,246	Staples, Inc.	123,690
1,972	Target Corp.	137,054
743	Time Warner Cable, Inc.	70,964
2,421	Time Warner, Inc.	141,314
1,237	TRW Automotive Holdings Corp.*	78,364
604	Whirlpool Corp.	77,167
		2,768,105
	Consumer Staples — 8.7%

4,999	Altria Group, Inc.	180,464
5,150	Archer-Daniels-Midland Co.	165,985
4,187	Avon Products, Inc.	98,688
1,645	Bunge Ltd.	114,492
2,191	CVS Caremark Corp.	126,158
5,621	Dean Foods Co.*	58,964
2,977	Hillshire Brands Co. (The)	103,123
1,436	Kraft Foods Group, Inc.	79,167
5,175	Kroger Co. (The)	174,242
1,701	Lorillard, Inc.	72,191
2,742	Mondelez International, Inc., Class A	80,779
2,824	Pantry, Inc. (The)*	35,328
1,556	Reynolds American, Inc.	74,859
55,546	Rite Aid Corp.*	163,305
6,024	Safeway, Inc.	138,612
3,203	Smithfield Foods, Inc.*	105,507
35,668	SUPERVALU, Inc.*	230,415
3,213	Sysco Corp.	108,600
3,496	Tyson Foods, Inc., Class A	87,400
2,242	Walgreen Co.	107,078
2,690	Wal-Mart Stores, Inc.	201,320
1,436	WhiteWave Foods Co., Class A*	25,041
2,045	WhiteWave Foods Co., Class B*	33,823
		2,565,541
	Energy — 11.2%

15,994	Alpha Natural Resources, Inc.*	106,840
23,293	Arch Coal, Inc.	120,192
7,801	Chesapeake Energy Corp.	170,374
3,211	Chevron Corp.	394,150
7,608	ConocoPhillips	466,675
2,451	Devon Energy Corp.	139,339
1,575	Diamond Offshore Drilling, Inc.	108,376
1,441	Exxon Mobil Corp.	130,367
2,323	Hess Corp.	156,594
7,272	Marathon Oil Corp.	250,084
2,251	Murphy Oil Corp.	142,533
4,422	Phillips 66	294,373
1,346	SEACOR Holdings, Inc.	103,359
1,646	Tesoro Corp.	101,476
5,322	Valero Energy Corp.	216,233
10,511	Weatherford International Ltd.*	141,793
1,521	World Fuel Services Corp.	61,950
9,087	WPX Energy, Inc.*	175,016
		3,279,724
	Financials — 20.5%

2,279	Allstate Corp. (The)	109,939
3,212	American International Group, Inc.*	142,806
406	American National Insurance Co.	40,551
8,947	Annaly Capital Management, Inc. (REIT)	121,500
2,202	Assurant, Inc.	109,527
46,372	Bank of America Corp.	633,442
2,668	Bank of New York Mellon Corp. (The)	80,200
3,503	BB&T Corp.	115,319
5,598	Brandywine Realty Trust (REIT)	79,268
1,280	Capital One Financial Corp.	77,990
9,266	CapitalSource, Inc.	87,193
8,551	Citigroup, Inc.	444,567
8,585	CNO Financial Group, Inc.	105,939
4,259	CommonWealth REIT (REIT)	87,054
4,933	Fifth Third Bancorp	89,781
4,763	FirstMerit Corp.	89,878
14,906	Genworth Financial, Inc., Class A*	161,134
750	Goldman Sachs Group, Inc. (The)	121,560
1,854	Hanover Insurance Group, Inc. (The)	93,126
8,026	Hartford Financial Services Group, Inc.	245,836
8,832	Hudson City Bancorp, Inc.	75,072
4,912	Interactive Brokers Group, Inc., Class A	77,462
6,875	iStar Financial, Inc. (REIT)*	81,881
6,807	JPMorgan Chase & Co.	371,594
2,605	Kemper Corp.	88,935
9,377	KeyCorp	101,084
3,519	Lincoln National Corp.	125,488
1,835	Loews Corp.	84,080
4,726	MetLife, Inc.	208,936
5,921	Morgan Stanley	153,354
6,083	New York Community Bancorp, Inc.	79,566
3,733	PHH Corp.*	75,257
1,545	PNC Financial Services Group, Inc. (The)	110,684
2,262	Primerica, Inc.	79,668
2,125	Principal Financial Group, Inc.	80,431
2,167	Protective Life Corp.	83,820
2,955	Prudential Financial, Inc.	203,806
15,057	Regions Financial Corp.	137,470
2,016	StanCorp Financial Group, Inc.	91,587
4,805	SunTrust Banks, Inc.	154,192
5,173	Symetra Financial Corp.	72,215
2,194	Travelers Cos., Inc. (The)	183,682
3,453	Unum Group	98,341
5,895	Weyerhaeuser Co. (REIT)	175,789
		6,031,004

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 9.8%

2,865	Aetna, Inc.	$172,992
2,812	AmerisourceBergen Corp.	152,073
14,674	Boston Scientific Corp.*	135,588
3,603	Bristol-Myers Squibb Co.	165,774
3,688	Cardinal Health, Inc.	173,189
2,201	Community Health Systems, Inc.	106,022
2,057	Eli Lilly & Co.	109,350
4,055	HCA Holdings, Inc.	158,388
9,011	Health Management Associates, Inc., Class A*	124,262
2,875	Health Net, Inc.*	91,626
1,448	Humana, Inc.	116,969
1,396	Johnson & Johnson	117,515
5,558	Kindred Healthcare, Inc.*	75,033
1,414	McKesson Corp.	160,998
3,395	Merck & Co., Inc.	158,547
9,835	Pfizer, Inc.	267,807
997	Thermo Fisher Scientific, Inc.	88,035
2,565	UnitedHealth Group, Inc.	160,646
6,315	Warner Chilcott plc, Class A	121,248
3,004	WellPoint, Inc.	231,218
		2,887,280
	Industrials — 11.1%

1,765	AECOM Technology Corp.*	54,344
865	Armstrong World Industries, Inc.*	44,954
3,636	Avis Budget Group, Inc.*	120,570
1,749	Con-way, Inc.	66,497
5,111	Exelis, Inc.	62,099
2,181	General Cable Corp.*	77,120
1,850	General Dynamics Corp.	142,635
14,403	General Electric Co.	335,878
3,906	Hertz Global Holdings, Inc.*	100,892
1,099	Honeywell International, Inc.	86,227
1,098	Huntington Ingalls Industries, Inc.	60,632
2,885	ITT Corp.	86,983
10,609	JetBlue Airways Corp.*	65,882
1,312	L-3 Communications Holdings, Inc.	111,638
1,380	Lockheed Martin Corp.	146,045
1,402	Manpowergroup, Inc.	80,292
2,219	Matson, Inc.	55,852
2,327	Navistar International Corp.*	83,469
956	Norfolk Southern Corp.	73,220
2,239	Northrop Grumman Corp.	184,471
5,760	Pitney Bowes, Inc.	84,557
10,369	R.R. Donnelley & Sons Co.	137,597
2,037	Raytheon Co.	135,746
1,762	Republic Services, Inc.	60,084
1,156	Ryder System, Inc.	72,874
4,057	SkyWest, Inc.	56,920
1,791	Textron, Inc.	48,285
3,469	Tutor Perini Corp.*	64,246
3,911	Tyco International Ltd.	132,231
1,966	United Continental Holdings, Inc.*	63,816
1,466	United Stationers, Inc.	50,592
1,716	URS Corp.	83,123
4,407	US Airways Group, Inc.*	77,431
3,479	UTi Worldwide, Inc.	55,073
2,704	Waste Management, Inc.	113,379
		3,275,654
	Information Technology — 10.0%

24,019	Advanced Micro Devices, Inc.*	96,076
1,772	AOL, Inc.*	61,418
6,096	Applied Materials, Inc.	92,659
2,427	Arrow Electronics, Inc.*	96,498
2,469	Avnet, Inc.*	84,341
1,672	Computer Sciences Corp.	74,588
2,597	CoreLogic, Inc.*	68,041
9,919	Dell, Inc.	132,419
2,210	First Solar, Inc.*	120,180
15,444	Flextronics International Ltd.*	115,212
12,847	Hewlett-Packard Co.	313,724
6,725	Ingram Micro, Inc., Class A*	128,515
10,948	Intel Corp.	265,817
3,219	Jabil Circuit, Inc.	64,573
2,295	Lexmark International, Inc., Class A	70,020
10,945	Micron Technology, Inc.*	127,838
6,674	Microsoft Corp.	232,789
5,797	SAIC, Inc.	84,056
4,969	Sanmina Corp.*	67,479
2,081	Symantec Corp.*	46,594
1,311	SYNNEX Corp.*	53,161
1,893	TE Connectivity Ltd.	84,030
1,795	Tech Data Corp.*	89,965
2,202	Texas Instruments, Inc.	79,030
2,353	Unisys Corp.*	48,589
4,066	Vishay Intertechnology, Inc.*	59,201
1,269	Western Digital Corp.	80,353
12,811	Xerox Corp.	112,609
		2,949,775
	Materials — 3.2%

13,316	AK Steel Holding Corp.*	46,206
13,972	Alcoa, Inc.	118,762
2,157	Cliffs Natural Resources, Inc.	38,912
2,762	Commercial Metals Co.	42,590
3,769	Dow Chemical Co. (The)	129,880
1,023	E.I. du Pont de Nemours & Co.	57,073
3,211	Freeport-McMoRan Copper & Gold, Inc.	99,702
1,528	International Paper Co.	70,517
1,318	MeadWestvaco Corp.	46,130
1,114	Newmont Mining Corp.	38,188
1,766	Nucor Corp.	78,605
2,154	Owens-Illinois, Inc.*	59,127
2,953	Steel Dynamics, Inc.	45,299
3,713	United States Steel Corp.	65,683
		936,674
	Telecommunication Services — 5.3%

12,194	AT&T, Inc.	426,668
36,910	Frontier Communications Corp.	152,807
32,462	NII Holdings, Inc.*	250,282
29,672	Sprint Nextel Corp.*	216,606
8,029	Verizon Communications, Inc.	389,246
14,616	Windstream Corp.	117,367
		1,552,976
	Utilities — 4.7%

11,861	AES Corp. (The)	144,704
3,523	Ameren Corp.	119,923
2,759	Avista Corp.	73,693
2,137	Entergy Corp.	147,196
4,976	Exelon Corp.	155,948
3,105	FirstEnergy Corp.	121,126
1,576	New Jersey Resources Corp.	71,519
4,116	NRG Energy, Inc.	105,040
4,569	Pepco Holdings, Inc.	94,898
1,915	PG&E Corp.	86,003

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,416	PNM Resources, Inc.	$76,587
3,252	Public Service Enterprise Group, Inc.	107,446
1,492	UNS Energy Corp.	69,945
		1,374,028
	Total Common Stocks (Cost $24,049,136)	27,620,761

Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	Federal Home Loan Bank
$1,201,415	0.00%, due 06/03/13	1,201,415
	Total U.S. Government & Agency Security (Cost $1,201,415)	1,201,415

	Repurchase Agreements (a)(b) — 10.0%
2,935,300	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,935,312	2,935,300
	Total Repurchase Agreements (Cost $2,935,300)	2,935,300

	Total Investment Securities (Cost $28,185,851) — 108.0%	31,757,476
	Liabilities in excess of other assets — (8.0%)	(2,357,799)
	Net Assets — 100.0%	$29,399,677

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $5,997,030.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,906,424
Aggregate gross unrealized depreciation	(369,708)
Net unrealized appreciation	$3,536,716
Federal income tax cost of investments	$28,220,760

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	$(27,803,652)	$(2,702,167)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	791,335	311,410

		$(2,390,757)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell3000

Shares		Value
	Common Stocks (a) — 63.1%
	Consumer Discretionary — 8.1%

6	1-800-Flowers.com, Inc., Class A*	$37
17	Aaron’s, Inc.	478
18	Abercrombie & Fitch Co., Class A	901
16	Advance Auto Parts, Inc.	1,304
18	Aeropostale, Inc.*	263
5	AFC Enterprises, Inc.*	182
6	Allison Transmission Holdings, Inc.	143
80	Amazon.com, Inc.*	21,522
13	AMC Networks, Inc., Class A*	832
15	American Axle & Manufacturing Holdings, Inc.*	267
43	American Eagle Outfitters, Inc.	851
7	American Greetings Corp., Class A	129
4	American Public Education, Inc.*	152
2	America’s Car-Mart, Inc.*	90
7	Ameristar Casinos, Inc.	183
11	Ann, Inc.*	337
21	Apollo Group, Inc., Class A*	420
6	Arbitron, Inc.	281
3	Arctic Cat, Inc.	141
6	Asbury Automotive Group, Inc.*	247
27	Ascena Retail Group, Inc.*	549
3	Ascent Capital Group, Inc., Class A*	218
8	AutoNation, Inc.*	371
8	AutoZone, Inc.*	3,271
9	Bally Technologies, Inc.*	513
6	Barnes & Noble, Inc.*	135
2	Bassett Furniture Industries, Inc.	28
1	Beasley Broadcasting Group, Inc., Class A	7
5	Beazer Homes USA, Inc.*	103
8	bebe stores, inc.	44
49	Bed Bath & Beyond, Inc.*	3,344
21	Belo Corp., Class A	236
59	Best Buy Co., Inc.	1,625
4	Big 5 Sporting Goods Corp.	80
13	Big Lots, Inc.*	443
5	BJ’s Restaurants, Inc.*	188
5	Black Diamond, Inc.*	45
4	Bloomin’ Brands, Inc.*	93
3	Blue Nile, Inc.*	107
2	Blyth, Inc.	28
6	Bob Evans Farms, Inc.	277
4	Body Central Corp.*	49
3	Bon-Ton Stores, Inc. (The)	64
25	BorgWarner, Inc.*	2,027
12	Boyd Gaming Corp.*	156
4	Bravo Brio Restaurant Group, Inc.*	72
4	Bridgepoint Education, Inc.*	51
3	Bright Horizons Family Solutions, Inc.*	108
16	Brinker International, Inc.	627
9	Brown Shoe Co., Inc.	187
20	Brunswick Corp.	671
6	Buckle, Inc. (The)	321
4	Buffalo Wild Wings, Inc.*	384
10	Cabela’s, Inc.*	671
44	Cablevision Systems Corp., Class A	665
8	Caesars Entertainment Corp.*	116
1	CafePress, Inc.*	7
14	Callaway Golf Co.	96
3	Capella Education Co.*	131
11	Career Education Corp.*	33
50	CarMax, Inc.*	2,338
4	Carmike Cinemas, Inc.*	71
92	Carnival Corp.	3,045
4	Carriage Services, Inc.	76
3	Carrols Restaurant Group, Inc.*	17
11	Carter’s, Inc.	793
6	Cato Corp. (The), Class A	149
2	Cavco Industries, Inc.*	96
135	CBS Corp. (Non-Voting), Class B	6,682
4	CEC Entertainment, Inc.	160
11	Central European Media Enterprises Ltd., Class A*	37
11	Charter Communications, Inc., Class A*	1,231
12	Cheesecake Factory, Inc. (The)	479
2	Cherokee, Inc.	27
37	Chico’s FAS, Inc.	668
5	Children’s Place Retail Stores, Inc. (The)*	267
7	Chipotle Mexican Grill, Inc.*	2,527
6	Choice Hotels International, Inc.	237
3	Churchill Downs, Inc.	252
1	Chuy’s Holdings, Inc.*	35
25	Cinemark Holdings, Inc.	733
3	Citi Trends, Inc.*	40
9	Clear Channel Outdoor Holdings, Inc., Class A*	77
63	Coach, Inc.	3,670
6	Coinstar, Inc.*	349
1	Collectors Universe	13
3	Columbia Sportswear Co.	181
593	Comcast Corp., Class A	23,809
4	Conn’s, Inc.*	197
14	Cooper Tire & Rubber Co.	362
3	Core-Mark Holding Co., Inc.	178
17	Corinthian Colleges, Inc.*	44
4	Cracker Barrel Old Country Store, Inc.	358
20	Crocs, Inc.*	353
8	Crown Media Holdings, Inc., Class A*	16
2	CSS Industries, Inc.	55
14	CST Brands, Inc.*	425
2	Culp, Inc.	34
14	Cumulus Media, Inc., Class A*	52
61	D.R. Horton, Inc.	1,486
33	Dana Holding Corp.	624
28	Darden Restaurants, Inc.	1,450
8	Deckers Outdoor Corp.*	429
1	Del Frisco’s Restaurant Group, Inc.*	19
73	Delphi Automotive plc	3,563
2	Delta Apparel, Inc.*	29
21	Denny’s Corp.*	127
3	Destination Maternity Corp.	75
9	Destination XL Group, Inc.*	45
14	DeVry, Inc.	437
22	Dick’s Sporting Goods, Inc.	1,151
6	Digital Generation, Inc.*	42
7	Dillard’s, Inc., Class A	646
4	DineEquity, Inc.	290
127	DIRECTV*	7,764
53	Discovery Communications, Inc., Class A*	4,180
45	DISH Network Corp., Class A	1,734
41	Dollar General Corp.*	2,165
51	Dollar Tree, Inc.*	2,450
13	Domino’s Pizza, Inc.	771
5	Dorman Products, Inc.	223
15	DreamWorks Animation SKG, Inc., Class A*	329

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Drew Industries, Inc.	$151
7	DSW, Inc., Class A	518
16	Dunkin’ Brands Group, Inc.	634
7	E.W. Scripps Co. (The), Class A*	96
6	Education Management Corp.*	39
1	Einstein Noah Restaurant Group, Inc.	14
5	Entercom Communications Corp., Class A*	46
11	Entravision Communications Corp., Class A	51
5	Ethan Allen Interiors, Inc.	157
17	Exide Technologies*	8
19	Expedia, Inc.	1,092
20	Express, Inc.*	436
21	Family Dollar Stores, Inc.	1,284
4	Federal-Mogul Corp.*	39
4	Fiesta Restaurant Group, Inc.*	142
26	Fifth & Pacific Cos., Inc.*	559
11	Finish Line, Inc. (The), Class A	232
2	Fisher Communications, Inc.	82
2	Five Below, Inc.*	76
1	Flexsteel Industries, Inc.	23
34	Foot Locker, Inc.	1,167
829	Ford Motor Co.	12,999
11	Fossil, Inc.*	1,168
8	Francesca’s Holdings Corp.*	228
8	Fred’s, Inc., Class A	127
1	Frisch’s Restaurants, Inc.	17
3	Fuel Systems Solutions, Inc.*	47
4	G-III Apparel Group Ltd.*	168
26	GameStop Corp., Class A	862
52	Gannett Co., Inc.	1,118
63	Gap, Inc. (The)	2,555
24	Garmin Ltd.	838
1	Geeknet, Inc.*	15
169	General Motors Co.*	5,727
5	Genesco, Inc.*	338
32	Gentex Corp.	732
7	Gentherm, Inc.*	129
34	Genuine Parts Co.	2,643
4	Global Sources Ltd.*	27
15	GNC Holdings, Inc., Class A	675
54	Goodyear Tire & Rubber Co. (The)*	818
2	Gordmans Stores, Inc.*	26
9	Grand Canyon Education, Inc.*	289
5	Group 1 Automotive, Inc.	318
10	Groupon, Inc.*	77
14	Guess?, Inc.	445
61	H&R Block, Inc.	1,785
22	Hanesbrands, Inc.	1,097
51	Harley-Davidson, Inc.	2,782
16	Harman International Industries, Inc.	850
10	Harte-Hanks, Inc.	89
25	Hasbro, Inc.	1,112
4	Haverty Furniture Cos., Inc.	98
7	Helen of Troy Ltd.*	278
3	hhgregg, Inc.*	47
6	Hibbett Sports, Inc.*	342
12	Hillenbrand, Inc.	286
338	Home Depot, Inc. (The)	26,587
7	HomeAway, Inc.*	214
2	Hooker Furniture Corp.	35
9	Hot Topic, Inc.	126
23	Hovnanian Enterprises, Inc., Class A*	141
8	HSN, Inc.	455
10	Hyatt Hotels Corp., Class A*	411
13	Iconix Brand Group, Inc.*	391
1	Ignite Restaurant Group, Inc.*	18
59	International Game Technology	1,055
6	International Speedway Corp., Class A	208
91	Interpublic Group of Cos., Inc. (The)	1,294
9	Interval Leisure Group, Inc.	194
6	iRobot Corp.*	203
5	Isle of Capri Casinos, Inc.*	39
5	ITT Educational Services, Inc.*	120
35	J.C. Penney Co., Inc.*	615
10	Jack in the Box, Inc.*	365
5	JAKKS Pacific, Inc.	50
18	Jamba, Inc.*	54
24	Jarden Corp.*	1,118
10	John Wiley & Sons, Inc., Class A	397
150	Johnson Controls, Inc.	5,604
1	Johnson Outdoors, Inc., Class A*	25
18	Jones Group, Inc. (The)	262
6	JoS. A. Bank Clothiers, Inc.*	270
9	Journal Communications, Inc., Class A*	60
6	K12, Inc.*	178
18	KB Home	399
3	Kirkland’s, Inc.*	45
51	Kohl’s Corp.	2,622
13	Krispy Kreme Doughnuts, Inc.*	225
53	L Brands, Inc.	2,651
17	Lamar Advertising Co., Class A*	794
88	Las Vegas Sands Corp.	5,095
11	La-Z-Boy, Inc.	203
11	LeapFrog Enterprises, Inc.*	105
30	Lear Corp.	1,799
31	Leggett & Platt, Inc.	992
36	Lennar Corp., Class A	1,416
5	Libbey, Inc.*	106
58	Liberty Global, Inc., Class A*	4,275
117	Liberty Interactive Corp., Class A*	2,627
24	Liberty Media Corp.*	2,997
8	Liberty Ventures*	653
9	Life Time Fitness, Inc.*	449
4	LifeLock, Inc.*	41
2	Lifetime Brands, Inc.	27
7	LIN TV Corp., Class A*	85
5	Lincoln Educational Services Corp.	34
18	Lions Gate Entertainment Corp.*	518
5	Lithia Motors, Inc., Class A	260
31	Live Nation Entertainment, Inc.*	422
65	LKQ Corp.*	1,591
2	Loral Space & Communications, Inc.	120
248	Lowe’s Cos., Inc.	10,443
4	Luby’s, Inc.*	34
6	Lumber Liquidators Holdings, Inc.*	493
5	M/I Homes, Inc.*	124
3	Mac-Gray Corp.	42
86	Macy’s, Inc.	4,157
13	Madison Square Garden Co. (The), Class A*	761
5	Maidenform Brands, Inc.*	91
4	Marcus Corp.	51
2	Marine Products Corp.	15
5	MarineMax, Inc.*	57
53	Marriott International, Inc., Class A	2,227
6	Marriott Vacations Worldwide Corp.*	265
6	Martha Stewart Living Omnimedia, Class A*	14
75	Mattel, Inc.	3,356
6	Matthews International Corp., Class A	230

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Mattress Firm Holding Corp.*	$72
13	McClatchy Co. (The), Class A*	32
224	McDonald’s Corp.	21,632
8	MDC Holdings, Inc.	297
6	MDC Partners, Inc., Class A	106
11	Men’s Wearhouse, Inc. (The)	398
8	Meredith Corp.	328
7	Meritage Homes Corp.*	332
88	MGM Resorts International*	1,335
19	Michael Kors Holdings Ltd.*	1,194
10	Modine Manufacturing Co.*	102
13	Mohawk Industries, Inc.*	1,445
2	Monarch Casino & Resort, Inc.*	31
7	Monro Muffler Brake, Inc.	329
5	Morgans Hotel Group Co.*	34
5	Morningstar, Inc.	344
4	Movado Group, Inc.	144
5	MTR Gaming Group, Inc.*	19
6	Multimedia Games Holding Co., Inc.*	154
1	NACCO Industries, Inc., Class A	56
1	Nathan’s Famous, Inc.*	51
2	National American University Holdings, Inc.	8
12	National CineMedia, Inc.	199
12	Netflix, Inc.*	2,715
6	New York & Co., Inc.*	33
30	New York Times Co. (The), Class A*	317
64	Newell Rubbermaid, Inc.	1,731
463	News Corp., Class A	14,867
2	Nexstar Broadcasting Group, Inc., Class A	56
160	NIKE, Inc., Class B	9,866
33	Nordstrom, Inc.	1,941
6	Norwegian Cruise Line Holdings Ltd.*	184
6	Nutrisystem, Inc.	54
1	NVR, Inc.*	983
63	Office Depot, Inc.*	278
19	OfficeMax, Inc.	248
57	Omnicom Group, Inc.	3,541
5	Orbitz Worldwide, Inc.*	38
25	O’Reilly Automotive, Inc.*	2,723
21	Orient-Express Hotels Ltd., Class A*	249
3	Overstock.com, Inc.*	78
3	Oxford Industries, Inc.	197
6	Panera Bread Co., Class A*	1,151
4	Papa John’s International, Inc.*	258
15	Penn National Gaming, Inc.*	826
9	Penske Automotive Group, Inc.	289
12	Pep Boys-Manny Moe & Jack (The)*	148
1	Perfumania Holdings, Inc.*	6
3	Perry Ellis International, Inc.	63
4	PetMed Express, Inc.	54
23	PetSmart, Inc.	1,552
21	Pier 1 Imports, Inc.	487
13	Pinnacle Entertainment, Inc.*	256
14	Polaris Industries, Inc.	1,337
10	Pool Corp.	514
6	Premier Exhibitions, Inc.*	12
11	priceline.com, Inc.*	8,843
76	PulteGroup, Inc.*	1,641
17	PVH Corp.	1,958
29	Quiksilver, Inc.*	228
2	R.G. Barry Corp.	29
22	RadioShack Corp.*	81
14	Ralph Lauren Corp.	2,451
2	ReachLocal, Inc.*	28
4	Reading International, Inc., Class A*	24
3	Red Lion Hotels Corp.*	19
3	Red Robin Gourmet Burgers, Inc.*	158
18	Regal Entertainment Group, Class A	319
13	Regis Corp.	239
13	Rent-A-Center, Inc.	476
2	Rentrak Corp.*	46
1	Restoration Hardware Holdings, Inc.*	56
50	Ross Stores, Inc.	3,215
33	Royal Caribbean Cruises Ltd.	1,155
14	Ruby Tuesday, Inc.*	129
3	rue21, inc.*	126
8	Ruth’s Hospitality Group, Inc.	90
10	Ryland Group, Inc. (The)	453
1	Saga Communications, Inc., Class A	46
23	Saks, Inc.*	341
2	Salem Communications Corp., Class A	15
32	Sally Beauty Holdings, Inc.*	980
6	Scholastic Corp.	181
12	Scientific Games Corp., Class A*	131
19	Scripps Networks Interactive, Inc., Class A	1,280
8	Sears Holdings Corp.*	391
2	Sears Hometown and Outlet Stores, Inc.*	111
13	Select Comfort Corp.*	288
48	Service Corp. International	863
12	SHFL Entertainment, Inc.*	207
1	Shiloh Industries, Inc.	10
3	Shoe Carnival, Inc.	73
8	Shutterfly, Inc.*	390
19	Signet Jewelers Ltd.	1,302
14	Sinclair Broadcast Group, Inc., Class A	378
840	Sirius XM Radio, Inc.	2,923
8	Six Flags Entertainment Corp.	597
8	Skechers U.S.A., Inc., Class A*	180
4	Skullcandy, Inc.*	23
14	Smith & Wesson Holding Corp.*	128
9	Sonic Automotive, Inc., Class A	205
13	Sonic Corp.*	171
15	Sotheby’s	559
7	Spartan Motors, Inc.	42
3	Speedway Motorsports, Inc.	55
7	Stage Stores, Inc.	161
4	Standard Motor Products, Inc.	135
26	Standard Pacific Corp.*	230
152	Staples, Inc.	2,280
168	Starbucks Corp.	10,596
44	Starwood Hotels & Resorts Worldwide, Inc.	3,005
24	Starz - Liberty Capital*	554
6	Stein Mart, Inc.	78
3	Steiner Leisure Ltd.*	152
2	Steinway Musical Instruments, Inc.*	56
9	Steven Madden Ltd.*	436
17	Stewart Enterprises, Inc., Class A	221
6	Stoneridge, Inc.*	67
2	Strayer Education, Inc.	107
4	Sturm Ruger & Co., Inc.	201
5	Superior Industries International, Inc.	91
2	Systemax, Inc.	19
146	Target Corp.	10,147
13	Tempur-Pedic International, Inc.*	550
13	Tenneco, Inc.*	577
16	Tesla Motors, Inc.*	1,564
14	Texas Roadhouse, Inc.	331

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
82	Thomson Reuters Corp.	$2,739
9	Thor Industries, Inc.	384
28	Tiffany & Co.	2,178
2	Tilly’s, Inc., Class A*	33
65	Time Warner Cable, Inc.	6,208
212	Time Warner, Inc.	12,374
164	TJX Cos., Inc.	8,300
32	Toll Brothers, Inc.*	1,093
1	Tower International, Inc.*	19
5	Town Sports International Holdings, Inc.	55
16	Tractor Supply Co.	1,792
3	TRI Pointe Homes, Inc.*	51
19	TripAdvisor, Inc.*	1,225
6	True Religion Apparel, Inc.	191
22	TRW Automotive Holdings Corp.*	1,394
9	Tuesday Morning Corp.*	80
5	Tumi Holdings, Inc.*	121
12	Tupperware Brands Corp.	972
4	U.S. Auto Parts Network, Inc.*	5
14	Ulta Salon Cosmetics & Fragrance, Inc.*	1,271
17	Under Armour, Inc., Class A*	1,054
3	Unifi, Inc.*	56
3	Universal Electronics, Inc.*	80
5	Universal Technical Institute, Inc.	59
24	Urban Outfitters, Inc.*	1,006
8	Vail Resorts, Inc.	512
9	Valassis Communications, Inc.	234
4	Vera Bradley, Inc.*	94
19	VF Corp.	3,493
109	Viacom, Inc., Class B	7,182
61	Virgin Media, Inc.	3,029
11	Visteon Corp.*	698
5	Vitacost.com, Inc.*	41
7	Vitamin Shoppe, Inc.*	306
4	VOXX International Corp.*	44
395	Walt Disney Co. (The)	24,917
1	Washington Post Co. (The), Class B	467
6	Weight Watchers International, Inc.	275
62	Wendy’s Co. (The)	369
3	West Marine, Inc.*	35
20	Wet Seal, Inc. (The), Class A*	99
1	Weyco Group, Inc.	24
17	Whirlpool Corp.	2,172
20	Williams-Sonoma, Inc.	1,079
1	Winmark Corp.	60
6	Winnebago Industries, Inc.*	125
12	WMS Industries, Inc.*	304
11	Wolverine World Wide, Inc.	576
6	World Wrestling Entertainment, Inc., Class A	58
30	Wyndham Worldwide Corp.	1,744
18	Wynn Resorts Ltd.	2,446
102	Yum! Brands, Inc.	6,911
6	Zagg, Inc.*	30
5	Zumiez, Inc.*	159
		509,570
	Consumer Staples — 5.9%

1	Alico, Inc.	46
19	Alliance One International, Inc.*	69
449	Altria Group, Inc.	16,209
4	Andersons, Inc. (The)	204
1	Annie’s, Inc.*	39
145	Archer-Daniels-Midland Co.	4,673
95	Avon Products, Inc.	2,239
12	B&G Foods, Inc.	345
35	Beam, Inc.	2,269
2	Boston Beer Co., Inc. (The), Class A*	306
13	Boulder Brands, Inc.*	136
33	Brown-Forman Corp., Class B	2,271
32	Bunge Ltd.	2,227
3	Calavo Growers, Inc.	89
3	Cal-Maine Foods, Inc.	134
39	Campbell Soup Co.	1,670
8	Casey’s General Stores, Inc.	486
9	Central Garden and Pet Co., Class A*	68
2	Chefs’ Warehouse, Inc. (The)*	38
10	Chiquita Brands International, Inc.*	101
31	Church & Dwight Co., Inc.	1,885
29	Clorox Co. (The)	2,409
1	Coca-Cola Bottling Co. Consolidated	60
858	Coca-Cola Co. (The)	34,311
62	Coca-Cola Enterprises, Inc.	2,304
211	Colgate-Palmolive Co.	12,204
92	ConAgra Foods, Inc.	3,099
33	Constellation Brands, Inc., Class A*	1,749
96	Costco Wholesale Corp.	10,528
2	Craft Brew Alliance, Inc.*	15
1	Crimson Wine Group Ltd.*	9
283	CVS Caremark Corp.	16,295
26	Darling International, Inc.*	510
41	Dean Foods Co.*	430
5	Diamond Foods, Inc.*	78
8	Dole Food Co., Inc.*	76
47	Dr. Pepper Snapple Group, Inc.	2,161
6	Elizabeth Arden, Inc.*	283
14	Energizer Holdings, Inc.	1,340
51	Estee Lauder Cos., Inc. (The), Class A	3,457
1	Farmer Bros Co.*	14
4	Female Health Co. (The)	37
25	Flowers Foods, Inc.	834
8	Fresh Del Monte Produce, Inc.	214
6	Fresh Market, Inc. (The)*	297
143	General Mills, Inc.	6,732
30	Green Mountain Coffee Roasters, Inc.*	2,194
1	Griffin Land & Nurseries, Inc.	30
71	H. J. Heinz Co.	5,138
9	Hain Celestial Group, Inc. (The)*	600
9	Harbinger Group, Inc.*	78
10	Harris Teeter Supermarkets, Inc.	470
24	Herbalife Ltd.	1,120
33	Hershey Co. (The)	2,941
26	Hillshire Brands Co. (The)	901
30	Hormel Foods Corp.	1,195
3	Ingles Markets, Inc., Class A	66
17	Ingredion, Inc.	1,158
4	Inter Parfums, Inc.	120
3	Inventure Foods, Inc.*	23
3	J&J Snack Foods Corp.	228
25	J.M. Smucker Co. (The)	2,524
2	John B. Sanfilippo & Son, Inc.	39
53	Kellogg Co.	3,289
87	Kimberly-Clark Corp.	8,424
131	Kraft Foods Group, Inc.	7,222
117	Kroger Co. (The)	3,939
4	Lancaster Colony Corp.	330
1	Lifeway Foods, Inc.	17
2	Limoneira Co.	39
86	Lorillard, Inc.	3,650
29	McCormick & Co., Inc. (Non-Voting)	2,003
45	Mead Johnson Nutrition Co.	3,648

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Medifast, Inc.*	$86
28	Molson Coors Brewing Co., Class B	1,383
392	Mondelez International, Inc., Class A	11,548
30	Monster Beverage Corp.*	1,638
3	Nash Finch Co.	65
2	National Beverage Corp.	33
2	Natural Grocers by Vitamin Cottage, Inc.*	57
2	Nature’s Sunshine Products, Inc.	31
12	Nu Skin Enterprises, Inc., Class A	706
2	Nutraceutical International Corp.	39
1	Oil-Dri Corp. of America	27
4	Omega Protein Corp.*	44
1	Orchids Paper Products Co.	25
5	Pantry, Inc. (The)*	63
345	PepsiCo, Inc.	27,866
377	Philip Morris International, Inc.	34,273
13	Pilgrim’s Pride Corp.*	155
6	Post Holdings, Inc.*	253
11	Prestige Brands Holdings, Inc.*	323
4	Pricesmart, Inc.	338
605	Procter & Gamble Co. (The)	46,440
2	Revlon, Inc., Class A*	40
73	Reynolds American, Inc.	3,512
146	Rite Aid Corp.*	429
4	Roundy’s, Inc.	30
53	Safeway, Inc.	1,220
5	Sanderson Farms, Inc.	345
2	Seneca Foods Corp., Class A*	64
31	Smithfield Foods, Inc.*	1,021
10	Snyder’s-Lance, Inc.	259
5	Spartan Stores, Inc.	89
5	Spectrum Brands Holdings, Inc.	301
32	Star Scientific, Inc.*	48
47	SUPERVALU, Inc.*	304
2	Susser Holdings Corp.*	95
4	Synutra International, Inc.*	19
129	Sysco Corp.	4,360
5	Tootsie Roll Industries, Inc.	157
8	TreeHouse Foods, Inc.*	524
64	Tyson Foods, Inc., Class A	1,600
11	United Natural Foods, Inc.*	582
5	Universal Corp.	293
1	USANA Health Sciences, Inc.*	70
12	Vector Group Ltd.	193
2	Village Super Market, Inc., Class A	75
191	Walgreen Co.	9,122
373	Wal-Mart Stores, Inc.	27,915
4	WD-40 Co.	217
2	Weis Markets, Inc.	82
30	WhiteWave Foods Co., Class A*	523
81	Whole Foods Market, Inc.	4,201
		369,419
	Energy — 6.1%

18	Abraxas Petroleum Corp.*	42
2	Alon USA Energy, Inc.	37
49	Alpha Natural Resources, Inc.*	327
7	Amyris, Inc.*	21
110	Anadarko Petroleum Corp.	9,622
86	Apache Corp.	7,063
2	Apco Oil and Gas International, Inc.*	25
7	Approach Resources, Inc.*	176
47	Arch Coal, Inc.	243
13	Atwood Oceanics, Inc.*	683
97	Baker Hughes, Inc.	4,412
7	Basic Energy Services, Inc.*	93
12	Berry Petroleum Co., Class A	520
11	Bill Barrett Corp.*	248
2	Bolt Technology Corp.	33
2	Bonanza Creek Energy, Inc.*	74
23	BPZ Resources, Inc.*	44
8	Bristow Group, Inc.	503
10	C&J Energy Services, Inc.*	186
46	Cabot Oil & Gas Corp.	3,237
21	Cal Dive International, Inc.*	43
9	Callon Petroleum Co.*	33
54	Cameron International Corp.*	3,287
4	CARBO Ceramics, Inc.	264
9	Carrizo Oil & Gas, Inc.*	231
1	Ceres, Inc.*	2
47	Cheniere Energy, Inc.*	1,379
146	Chesapeake Energy Corp.	3,189
436	Chevron Corp.	53,519
19	Cimarex Energy Co.	1,333
1	Clayton Williams Energy, Inc.*	44
15	Clean Energy Fuels Corp.*	199
13	Cloud Peak Energy, Inc.*	250
41	Cobalt International Energy, Inc.*	1,064
11	Comstock Resources, Inc.	177
23	Concho Resources, Inc.*	1,924
279	ConocoPhillips	17,114
50	CONSOL Energy, Inc.	1,734
3	Contango Oil & Gas Co.	105
9	Continental Resources, Inc.*	730
5	Crimson Exploration, Inc.*	14
9	Crosstex Energy, Inc.	171
4	CVR Energy, Inc.	251
2	Dawson Geophysical Co.*	72
4	Delek U.S. Holdings, Inc.	144
86	Denbury Resources, Inc.*	1,578
89	Devon Energy Corp.	5,060
15	Diamond Offshore Drilling, Inc.	1,032
4	Diamondback Energy, Inc.*	135
17	Dresser-Rand Group, Inc.*	1,030
9	Dril-Quip, Inc.*	814
5	Emerald Oil, Inc.*	31
10	Endeavour International Corp.*	33
16	Energen Corp.	867
17	Energy XXI Bermuda Ltd.	434
60	EOG Resources, Inc.	7,746
6	EPL Oil & Gas, Inc.*	183
29	EQT Corp.	2,317
4	Era Group, Inc.*	103
4	Evolution Petroleum Corp.*	42
27	EXCO Resources, Inc.	219
14	Exterran Holdings, Inc.*	405
1,033	Exxon Mobil Corp.	93,456
53	FMC Technologies, Inc.*	2,950
3	Forbes Energy Services Ltd.*	10
26	Forest Oil Corp.*	118
5	Forum Energy Technologies, Inc.*	148
11	Frontline Ltd.*	20
12	FX Energy, Inc.*	49
5	GasLog Ltd.	67
13	Gastar Exploration Ltd.*	32
3	Geospace Technologies Corp.*	261
7	Gevo, Inc.*	13
4	Global Geophysical Services, Inc.*	14
10	Golar LNG Ltd.	340
6	Goodrich Petroleum Corp.*	75
6	Green Plains Renewable Energy, Inc.*	95

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Gulf Island Fabrication, Inc.	$62
6	GulfMark Offshore, Inc., Class A	275
17	Gulfport Energy Corp.*	811
25	Halcon Resources Corp.*	132
1	Hallador Energy Co.	8
204	Halliburton Co.	8,537
9	Harvest Natural Resources, Inc.*	26
23	Helix Energy Solutions Group, Inc.*	549
21	Helmerich & Payne, Inc.	1,297
35	Hercules Offshore, Inc.*	242
67	Hess Corp.	4,516
46	HollyFrontier Corp.	2,277
8	Hornbeck Offshore Services, Inc.*	416
29	ION Geophysical Corp.*	185
33	Key Energy Services, Inc.*	214
108	Kinder Morgan, Inc.	4,102
6	KiOR, Inc., Class A*	28
5	Knightsbridge Tankers Ltd.	35
58	Kodiak Oil & Gas Corp.*	509
16	Kosmos Energy Ltd.*	165
5	Laredo Petroleum Holdings, Inc.*	97
7	Lufkin Industries, Inc.	618
33	Magnum Hunter Resources Corp.*	113
156	Marathon Oil Corp.	5,365
75	Marathon Petroleum Corp.	6,187
3	Matador Resources Co.*	30
6	Matrix Service Co.*	99
52	McDermott International, Inc.*	497
22	McMoRan Exploration Co.*	366
5	Midstates Petroleum Co., Inc.*	34
7	Miller Energy Resources, Inc.*	28
3	Mitcham Industries, Inc.*	47
43	Murphy Oil Corp.	2,723
64	Nabors Industries Ltd.	1,025
94	National Oilwell Varco, Inc.	6,608
3	Natural Gas Services Group, Inc.*	67
30	Newfield Exploration Co.*	714
20	Newpark Resources, Inc.*	223
79	Noble Energy, Inc.	4,554
14	Nordic American Tankers Ltd.	117
14	Northern Oil and Gas, Inc.*	184
31	Nuverra Environmental Solutions, Inc.*	118
18	Oasis Petroleum, Inc.*	669
179	Occidental Petroleum Corp.	16,481
24	Oceaneering International, Inc.	1,740
12	Oil States International, Inc.*	1,182
2	Panhandle Oil and Gas, Inc., Class A	58
26	Parker Drilling Co.*	116
32	Patterson-UTI Energy, Inc.	672
5	PBF Energy, Inc.	146
7	PDC Energy, Inc.*	358
60	Peabody Energy Corp.	1,180
12	Penn Virginia Corp.*	56
12	PetroQuest Energy, Inc.*	55
3	PHI, Inc. (Non-Voting)*	105
138	Phillips 66	9,187
14	Pioneer Energy Services Corp.*	98
30	Pioneer Natural Resources Co.	4,160
39	QEP Resources, Inc.	1,106
26	Quicksilver Resources, Inc.*	58
36	Range Resources Corp.	2,706
2	Renewable Energy Group, Inc.*	27
50	Rentech, Inc.	110
13	Resolute Energy Corp.*	109
1	REX American Resources Corp.*	28
10	Rex Energy Corp.*	166
3	RigNet, Inc.*	75
13	Rosetta Resources, Inc.*	609
27	Rowan Cos. plc, Class A*	897
14	RPC, Inc.	176
3	Sanchez Energy Corp.*	66
108	SandRidge Energy, Inc.*	558
4	Saratoga Resources, Inc.*	9
295	Schlumberger Ltd.	21,544
32	Scorpio Tankers, Inc.*	304
4	SEACOR Holdings, Inc.	307
9	SemGroup Corp., Class A	471
11	Ship Finance International Ltd.	187
14	SM Energy Co.	849
7	Solazyme, Inc.*	86
77	Southwestern Energy Co.*	2,902
144	Spectra Energy Corp.	4,402
11	Stone Energy Corp.*	248
35	Superior Energy Services, Inc.*	934
9	Swift Energy Co.*	122
9	Synergy Resources Corp.*	61
6	Targa Resources Corp.	387
8	Teekay Corp.	309
14	Teekay Tankers Ltd., Class A	39
7	Tesco Corp.*	89
31	Tesoro Corp.	1,911
17	TETRA Technologies, Inc.*	177
3	TGC Industries, Inc.	25
11	Tidewater, Inc.	606
10	Triangle Petroleum Corp.*	54
34	Ultra Petroleum Corp.*	775
11	Unit Corp.*	497
15	Uranerz Energy Corp.*	19
19	Uranium Energy Corp.*	41
13	Vaalco Energy, Inc.*	80
122	Valero Energy Corp.	4,957
42	Vantage Drilling Co.*	81
8	W&T Offshore, Inc.	118
16	Warren Resources, Inc.*	47
12	Western Refining, Inc.	400
2	Westmoreland Coal Co.*	24
26	Whiting Petroleum Corp.*	1,198
9	Willbros Group, Inc.*	61
149	Williams Cos., Inc. (The)	5,242
16	World Fuel Services Corp.	652
44	WPX Energy, Inc.*	847
5	ZaZa Energy Corp.*	7
		382,762
	Financials — 11.1%

3	1st Source Corp.	73
7	1st United Bancorp, Inc./FL	45
12	Acadia Realty Trust (REIT)	311
2	Access National Corp.	26
75	ACE Ltd.	6,726
11	Affiliated Managers Group, Inc.*	1,804
103	Aflac, Inc.	5,736
6	AG Mortgage Investment Trust, Inc. (REIT)	137
3	Agree Realty Corp. (REIT)	100
9	Alexander & Baldwin, Inc.*	318
16	Alexandria Real Estate Equities, Inc. (REIT)	1,096
4	Alleghany Corp.*	1,560
8	Allied World Assurance Co. Holdings AG	715
108	Allstate Corp. (The)	5,210

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	American Assets Trust, Inc. (REIT)	$225
23	American Campus Communities, Inc. (REIT)	939
88	American Capital Agency Corp. (REIT)	2,270
70	American Capital Ltd.*	933
13	American Capital Mortgage Investment Corp. (REIT)	274
14	American Equity Investment Life Holding Co.	227
221	American Express Co.	16,732
18	American Financial Group, Inc./OH	874
142	American International Group, Inc.*	6,313
2	American National Bankshares, Inc.	43
2	American National Insurance Co.	200
2	American Safety Insurance Holdings Ltd.*	48
87	American Tower Corp. (REIT)	6,772
46	Ameriprise Financial, Inc.	3,750
5	Ameris Bancorp*	83
4	AMERISAFE, Inc.	136
2	Ames National Corp.	41
1	AmREIT, Inc. (REIT)	20
6	AmTrust Financial Services, Inc.	198
215	Annaly Capital Management, Inc. (REIT)	2,920
32	Anworth Mortgage Asset Corp. (REIT)	180
68	Aon plc	4,330
32	Apartment Investment & Management Co., Class A (REIT)	968
7	Apollo Commercial Real Estate Finance, Inc. (REIT)	117
50	Apollo Investment Corp.	414
7	Apollo Residential Mortgage, Inc. (REIT)	133
30	Arch Capital Group Ltd.*	1,536
59	Ares Capital Corp.	1,012
2	Ares Commercial Real Estate Corp. (REIT)	32
6	Argo Group International Holdings Ltd.	238
3	Arlington Asset Investment Corp., Class A	82
83	ARMOUR Residential REIT, Inc. (REIT)	428
2	Arrow Financial Corp.	49
26	Arthur J. Gallagher & Co.	1,136
12	Ashford Hospitality Trust, Inc. (REIT)	159
15	Aspen Insurance Holdings Ltd.	551
4	Asset Acceptance Capital Corp.*	27
38	Associated Banc-Corp	586
11	Associated Estates Realty Corp. (REIT)	181
17	Assurant, Inc.	846
38	Assured Guaranty Ltd.	860
2	Asta Funding, Inc.	18
19	Astoria Financial Corp.	187
2	AV Homes, Inc.*	26
25	AvalonBay Communities, Inc. (REIT)	3,316
23	Axis Capital Holdings Ltd.	1,002
2	Baldwin & Lyons, Inc., Class B	47
1	Bancfirst Corp.	43
6	Banco Latinoamericano de Comercio Exterior S.A., Class E	138
7	Bancorp, Inc. (The)/DE*	101
21	BancorpSouth, Inc.	360
10	Bank Mutual Corp.	57
2,380	Bank of America Corp.	32,511
10	Bank of Hawaii Corp.	504
1	Bank of Kentucky Financial Corp.	26
1	Bank of Marin Bancorp	39
263	Bank of New York Mellon Corp. (The)	7,906
6	Bank of the Ozarks, Inc.	262
5	BankFinancial Corp.	40
8	BankUnited, Inc.	197
4	Banner Corp.	128
1	Bar Harbor Bankshares	36
154	BB&T Corp.	5,070
17	BBCN Bancorp, Inc.	219
7	Beneficial Mutual Bancorp, Inc.*	60
1	Berkshire Bancorp, Inc./NY	8
393	Berkshire Hathaway, Inc., Class B*	44,830
5	Berkshire Hills Bancorp, Inc.	134
23	BGC Partners, Inc., Class A	127
41	BioMed Realty Trust, Inc. (REIT)	858
16	BlackRock Kelso Capital Corp.	159
28	BlackRock, Inc.	7,818
3	BofI Holding, Inc.*	140
6	BOK Financial Corp.	391
17	Boston Private Financial Holdings, Inc.	167
33	Boston Properties, Inc. (REIT)	3,517
35	Brandywine Realty Trust (REIT)	496
17	BRE Properties, Inc. (REIT)	850
2	Bridge Bancorp, Inc.	43
2	Bridge Capital Holdings*	30
15	Brookline Bancorp, Inc.	127
26	Brown & Brown, Inc.	839
3	Bryn Mawr Bank Corp.	68
2	BSB Bancorp, Inc./MA*	27
1	C&F Financial Corp.	48
4	Calamos Asset Management, Inc., Class A	42
2	Camden National Corp.	75
19	Camden Property Trust (REIT)	1,316
14	Campus Crest Communities, Inc. (REIT)	177
2	Cape Bancorp, Inc.	19
2	Capital Bank Financial Corp., Class A*	36
3	Capital City Bank Group, Inc.*	34
128	Capital One Financial Corp.	7,799
1	Capital Southwest Corp.	138
43	CapitalSource, Inc.	405
34	Capitol Federal Financial, Inc.	404
20	CapLease, Inc. (REIT)	172
22	Capstead Mortgage Corp. (REIT)	270
6	Cardinal Financial Corp.	91
1	Cascade Bancorp*	6
6	Cash America International, Inc.	286
17	Cathay General Bancorp	345
33	CBL & Associates Properties, Inc. (REIT)	759
19	CBOE Holdings, Inc.	763
72	CBRE Group, Inc., Class A*	1,669
13	Cedar Realty Trust, Inc. (REIT)	75
3	Center Bancorp, Inc.	39
7	CenterState Banks, Inc.	60
5	Central Pacific Financial Corp.*	92
1	Century Bancorp, Inc./MA, Class A	35
237	Charles Schwab Corp. (The)	4,707
2	Charter Financial Corp./MD	20
4	Chatham Lodging Trust (REIT)	74
6	Chemical Financial Corp.	157
11	Chesapeake Lodging Trust (REIT)	248
227	Chimera Investment Corp. (REIT)	692
60	Chubb Corp. (The)	5,226
1	CIFC Corp.*	8

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
32	Cincinnati Financial Corp.	$1,515
44	CIT Group, Inc.*	2,028
648	Citigroup, Inc.	33,690
3	Citizens & Northern Corp.	58
9	Citizens, Inc./TX*	55
3	City Holding Co.	119
10	City National Corp./CA	628
2	Clifton Savings Bancorp, Inc.	24
73	CME Group, Inc.	4,959
6	CNA Financial Corp.	205
3	CNB Financial Corp./PA	50
44	CNO Financial Group, Inc.	543
8	CoBiz Financial, Inc.	69
4	Cohen & Steers, Inc.	151
19	Colonial Properties Trust (REIT)	420
14	Colony Financial, Inc. (REIT)	310
11	Columbia Banking System, Inc.	240
41	Comerica, Inc.	1,619
17	Commerce Bancshares, Inc./MO	740
26	CommonWealth REIT (REIT)	531
9	Community Bank System, Inc.	264
3	Community Trust Bancorp, Inc.	106
1	Consolidated-Tomoka Land Co.	36
5	Coresite Realty Corp. (REIT)	161
19	Corporate Office Properties Trust (REIT)	506
25	Corrections Corp. of America (REIT)	879
23	Cousins Properties, Inc. (REIT)	237
19	Cowen Group, Inc., Class A*	59
6	Crawford & Co., Class B	41
2	Credit Acceptance Corp.*	228
1	Crescent Financial Bancshares, Inc.*	4
30	CubeSmart (REIT)	469
12	Cullen/Frost Bankers, Inc.	772
19	CVB Financial Corp.	218
4	CyrusOne, Inc. (REIT)	87
39	CYS Investments, Inc. (REIT)	401
60	DCT Industrial Trust, Inc. (REIT)	443
61	DDR Corp. (REIT)	1,065
9	DFC Global Corp.*	134
1	Diamond Hill Investment Group, Inc.	82
42	DiamondRock Hospitality Co. (REIT)	399
28	Digital Realty Trust, Inc. (REIT)	1,705
7	Dime Community Bancshares, Inc.	101
110	Discover Financial Services	5,215
2	Donegal Group, Inc., Class A	30
28	Doral Financial Corp.*	28
31	Douglas Emmett, Inc. (REIT)	790
71	Duke Realty Corp. (REIT)	1,176
14	DuPont Fabros Technology, Inc. (REIT)	339
12	Dynex Capital, Inc. (REIT)	122
63	E*TRADE Financial Corp.*	733
5	Eagle Bancorp, Inc.*	113
30	East West Bancorp, Inc.	790
1	Eastern Insurance Holdings, Inc.	18
7	EastGroup Properties, Inc. (REIT)	411
26	Eaton Vance Corp.	1,079
25	Education Realty Trust, Inc. (REIT)	261
4	eHealth, Inc.*	98
1	EMC Insurance Group, Inc.	28
7	Employers Holdings, Inc.	173
5	Encore Capital Group, Inc.*	178
10	Endurance Specialty Holdings Ltd.	503
2	Enstar Group Ltd.*	253
1	Enterprise Bancorp, Inc./MA	17
4	Enterprise Financial Services Corp.	61
10	EPR Properties (REIT)	524
9	Equity Lifestyle Properties, Inc. (REIT)	695
12	Equity One, Inc. (REIT)	280
72	Equity Residential (REIT)	4,072
6	Erie Indemnity Co., Class A	455
3	ESB Financial Corp.	38
2	ESSA Bancorp, Inc.	22
8	Essex Property Trust, Inc. (REIT)	1,257
5	EverBank Financial Corp.	78
6	Evercore Partners, Inc., Class A	238
11	Everest Re Group Ltd.	1,426
10	Excel Trust, Inc. (REIT)	134
24	Extra Space Storage, Inc. (REIT)	1,005
11	EZCORP, Inc., Class A*	210
4	Farmers National Banc Corp.	25
2	FBL Financial Group, Inc., Class A	82
2	FBR & Co.*	48
2	Federal Agricultural Mortgage Corp., Class C	60
14	Federal Realty Investment Trust (REIT)	1,508
20	Federated Investors, Inc., Class B	553
27	FelCor Lodging Trust, Inc. (REIT)*	166
49	Fidelity National Financial, Inc., Class A	1,289
2	Fidelity Southern Corp.*	26
3	Fidus Investment Corp.	57
26	Fifth Street Finance Corp.	273
203	Fifth Third Bancorp	3,695
11	Financial Engines, Inc.	474
3	Financial Institutions, Inc.	59
23	First American Financial Corp.	549
2	First Bancorp, Inc./ME	32
16	First BanCorp./Puerto Rico*	98
4	First Bancorp/NC	57
16	First Busey Corp.	70
5	First California Financial Group, Inc.*	42
6	First Cash Financial Services, Inc.*	323
1	First Citizens BancShares, Inc./NC, Class A	197
22	First Commonwealth Financial Corp.	159
4	First Community Bancshares, Inc./VA	61
4	First Connecticut Bancorp, Inc./CT	57
2	First Defiance Financial Corp.	44
1	First Federal Bancshares of Arkansas, Inc.*	10
13	First Financial Bancorp	200
7	First Financial Bankshares, Inc.	385
2	First Financial Corp./IN	61
4	First Financial Holdings, Inc.	84
4	First Financial Northwest, Inc.	40
56	First Horizon National Corp.	643
24	First Industrial Realty Trust, Inc. (REIT)	405
4	First Interstate BancSystem, Inc.	79
13	First Marblehead Corp. (The)*	15
6	First Merchants Corp.	99
17	First Midwest Bancorp, Inc./IL	224
78	First Niagara Financial Group, Inc.	762
2	First of Long Island Corp. (The)	63
2	First Pactrust Bancorp, Inc.	26
13	First Potomac Realty Trust (REIT)	178
23	First Republic Bank/CA	855
36	FirstMerit Corp.	679
7	Flushing Financial Corp.	109
31	FNB Corp./PA	356
2	FNB United Corp.*	17
33	Forest City Enterprises, Inc., Class A*	619
8	Forestar Group, Inc.*	185

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Fortegra Financial Corp.*	$7
3	Fox Chase Bancorp, Inc.	50
3	Franklin Financial Corp./VA	54
31	Franklin Resources, Inc.	4,799
19	Franklin Street Properties Corp. (REIT)	259
44	Fulton Financial Corp.	506
5	FXCM, Inc., Class A	69
3	Gain Capital Holdings, Inc.	16
1	GAMCO Investors, Inc., Class A	53
117	General Growth Properties, Inc. (REIT)	2,402
109	Genworth Financial, Inc., Class A*	1,178
16	Geo Group, Inc. (The) (REIT)	557
3	German American Bancorp, Inc.	66
6	Getty Realty Corp. (REIT)	126
15	GFI Group, Inc.	61
16	Glacier Bancorp, Inc.	311
5	Gladstone Capital Corp.	42
3	Gladstone Commercial Corp. (REIT)	59
6	Gladstone Investment Corp.	44
31	Glimcher Realty Trust (REIT)	362
2	Global Indemnity plc*	45
103	Goldman Sachs Group, Inc. (The)	16,694
5	Golub Capital BDC, Inc.	88
9	Government Properties Income Trust (REIT)	219
10	Gramercy Property Trust, Inc. (REIT)*	45
2	Great Southern Bancorp, Inc.	54
5	Green Dot Corp., Class A*	90
6	Greenhill & Co., Inc.	299
6	Greenlight Capital Re Ltd., Class A*	145
4	GSV Capital Corp.*	33
3	Guaranty Bancorp	32
3	Hallmark Financial Services, Inc.*	27
17	Hancock Holding Co.	485
7	Hanmi Financial Corp.*	110
10	Hanover Insurance Group, Inc. (The)	502
7	Harris & Harris Group, Inc.*	24
97	Hartford Financial Services Group, Inc.	2,971
22	Hatteras Financial Corp. (REIT)	568
22	HCC Insurance Holdings, Inc.	943
100	HCP, Inc. (REIT)	4,738
63	Health Care REIT, Inc. (REIT)	4,286
1	Health Insurance Innovations, Inc., Class A*	10
19	Healthcare Realty Trust, Inc. (REIT)	506
3	Heartland Financial USA, Inc.	82
13	Hercules Technology Growth Capital, Inc.	174
5	Heritage Commerce Corp.*	34
3	Heritage Financial Corp./WA	41
2	Heritage Financial Group, Inc.	29
4	Heritage Oaks Bancorp*	24
38	Hersha Hospitality Trust (REIT)	217
7	HFF, Inc., Class A	132
17	Highwoods Properties, Inc. (REIT)	619
9	Hilltop Holdings, Inc.*	144
2	Home Bancorp, Inc.*	35
5	Home BancShares, Inc./AR	210
3	Home Federal Bancorp, Inc./ID	37
12	Home Loan Servicing Solutions Ltd.	274
11	Home Properties, Inc. (REIT)	668
2	Homeowners Choice, Inc.	70
2	HomeStreet, Inc.	46
5	HomeTrust Bancshares, Inc.*	81
9	Horace Mann Educators Corp.	219
1	Horizon Bancorp/IN	20
2	Horizon Technology Finance Corp.	28
31	Hospitality Properties Trust (REIT)	905
159	Host Hotels & Resorts, Inc. (REIT)	2,829
6	Howard Hughes Corp. (The)*	598
117	Hudson City Bancorp, Inc.	994
10	Hudson Pacific Properties, Inc. (REIT)	216
3	Hudson Valley Holding Corp.	54
191	Huntington Bancshares, Inc./OH	1,480
7	Iberiabank Corp.	361
8	ICG Group, Inc.*	89
2	Independence Holding Co.	22
5	Independent Bank Corp./MA	165
3	Infinity Property & Casualty Corp.	173
17	Inland Real Estate Corp. (REIT)	175
9	Interactive Brokers Group, Inc., Class A	142
16	IntercontinentalExchange, Inc.*	2,739
12	International Bancshares Corp.	261
3	INTL FCStone, Inc.*	53
99	Invesco Ltd.	3,340
29	Invesco Mortgage Capital, Inc. (REIT)	541
9	Investment Technology Group, Inc.*	124
10	Investors Bancorp, Inc.	198
22	Investors Real Estate Trust (REIT)	198
19	iStar Financial, Inc. (REIT)*	226
42	Janus Capital Group, Inc.	368
3	JAVELIN Mortgage Investment Corp. (REIT)	46
4	JMP Group, Inc.	27
10	Jones Lang LaSalle, Inc.	918
841	JPMorgan Chase & Co.	45,910
1	Kansas City Life Insurance Co.	38
6	KCAP Financial, Inc.	66
3	Kearny Financial Corp.*	30
11	Kemper Corp.	376
11	Kennedy-Wilson Holdings, Inc.	189
211	KeyCorp	2,275
16	Kilroy Realty Corp. (REIT)	847
90	Kimco Realty Corp. (REIT)	1,993
17	Kite Realty Group Trust (REIT)	103
40	Knight Capital Group, Inc., Class A*	145
23	Ladenburg Thalmann Financial Services, Inc.*	36
7	Lakeland Bancorp, Inc.	69
4	Lakeland Financial Corp.	110
21	LaSalle Hotel Properties (REIT)	554
25	Lazard Ltd., Class A	847
29	Legg Mason, Inc.	1,016
69	Leucadia National Corp.	2,165
34	Lexington Realty Trust (REIT)	428
23	Liberty Property Trust (REIT)	933
59	Lincoln National Corp.	2,104
69	Loews Corp.	3,162
11	LPL Financial Holdings, Inc.	408
8	LTC Properties, Inc. (REIT)	333
28	M&T Bank Corp.	2,937
29	Macerich Co. (The) (REIT)	1,882
19	Mack-Cali Realty Corp. (REIT)	503
11	Maiden Holdings Ltd.	117
7	Main Street Capital Corp.	203
4	MainSource Financial Group, Inc.	56
3	Manning & Napier, Inc.	60
3	Markel Corp.*	1,427
8	MarketAxess Holdings, Inc.	347
2	Marlin Business Services Corp.	47
121	Marsh & McLennan Cos., Inc.	4,842
12	MB Financial, Inc.	306

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31	MBIA, Inc.*	$442
16	MCG Capital Corp.	79
62	McGraw Hill Financial, Inc.	3,382
11	Meadowbrook Insurance Group, Inc.	88
4	Medallion Financial Corp.	59
33	Medical Properties Trust, Inc. (REIT)	490
7	Medley Capital Corp.	102
2	Mercantile Bank Corp.	34
1	Merchants Bancshares, Inc.	28
6	Mercury General Corp.	269
2	Meridian Interstate Bancorp, Inc.*	36
188	MetLife, Inc.	8,311
3	Metro Bancorp, Inc.*	58
3	MetroCorp Bancshares, Inc.*	29
79	MFA Financial, Inc. (REIT)	694
70	MGIC Investment Corp.*	433
2	MicroFinancial, Inc.	15
9	Mid-America Apartment Communities, Inc. (REIT)	612
1	Middleburg Financial Corp.	19
2	MidSouth Bancorp, Inc.	30
2	MidWestOne Financial Group, Inc.	47
9	Monmouth Real Estate Investment Corp., Class A (REIT)	92
10	Montpelier Re Holdings Ltd.	250
43	Moody’s Corp.	2,857
340	Morgan Stanley	8,806
27	MSCI, Inc.*	951
5	MVC Capital, Inc.	64
1	NASB Financial, Inc.*	25
26	NASDAQ OMX Group, Inc. (The)	818
2	National Bank Holdings Corp., Class A	36
2	National Bankshares, Inc.	67
9	National Financial Partners Corp.*	227
5	National Health Investors, Inc. (REIT)	311
1	National Interstate Corp.	29
27	National Penn Bancshares, Inc.	267
26	National Retail Properties, Inc. (REIT)	933
4	Nationstar Mortgage Holdings, Inc.*	163
2	Navigators Group, Inc. (The)*	117
10	NBT Bancorp, Inc.	199
5	Nelnet, Inc., Class A	195
6	Netspend Holdings, Inc.*	96
5	New Mountain Finance Corp.	76
97	New York Community Bancorp, Inc.	1,269
14	New York Mortgage Trust, Inc. (REIT)	95
6	NewStar Financial, Inc.*	77
5	NGP Capital Resources Co.	34
2	Nicholas Financial, Inc.	30
48	Northern Trust Corp.	2,791
5	Northfield Bancorp, Inc./NJ	57
1	Northrim BanCorp, Inc.	22
43	NorthStar Realty Finance Corp. (REIT)	362
22	Northwest Bancshares, Inc.	273
56	NYSE Euronext	2,253
3	OceanFirst Financial Corp.	42
24	Ocwen Financial Corp.*	1,027
10	OFG Bancorp	178
1	OFS Capital Corp.	11
22	Old National Bancorp/IN	294
57	Old Republic International Corp.	776
25	Omega Healthcare Investors, Inc. (REIT)	810
2	OmniAmerican Bancorp, Inc.*	45
3	One Liberty Properties, Inc. (REIT)	79
5	OneBeacon Insurance Group Ltd., Class A	71
2	Oppenheimer Holdings, Inc., Class A	40
10	Oritani Financial Corp.	153
4	Pacific Continental Corp.	45
2	Pacific Mercantile Bancorp*	11
7	PacWest Bancorp	202
3	Park National Corp.	207
10	Park Sterling Corp.*	59
6	Parkway Properties, Inc./MD (REIT)	103
13	PartnerRe Ltd.	1,178
2	Peapack Gladstone Financial Corp.	31
13	Pebblebrook Hotel Trust (REIT)	341
14	PennantPark Investment Corp.	156
1	Penns Woods Bancorp, Inc.	41
15	Pennsylvania Real Estate Investment Trust (REIT)	298
13	PennyMac Mortgage Investment Trust (REIT)	281
2	Peoples Bancorp, Inc./OH	40
1	Peoples Federal Bancshares, Inc.	18
74	People’s United Financial, Inc.	1,018
13	PHH Corp.*	262
1	Phoenix Cos., Inc. (The)*	42
5	PICO Holdings, Inc.*	113
38	Piedmont Office Realty Trust, Inc., Class A (REIT)	722
8	Pinnacle Financial Partners, Inc.*	201
4	Piper Jaffray Cos.*	143
7	Platinum Underwriters Holdings Ltd.	400
36	Plum Creek Timber Co., Inc. (REIT)	1,717
117	PNC Financial Services Group, Inc. (The)	8,382
23	Popular, Inc.*	690
4	Portfolio Recovery Associates, Inc.*	609
12	Post Properties, Inc. (REIT)	574
9	Potlatch Corp. (REIT)	409
3	Preferred Bank/CA*	49
10	Primerica, Inc.	352
66	Principal Financial Group, Inc.	2,498
14	PrivateBancorp, Inc.	271
14	ProAssurance Corp.	703
135	Progressive Corp. (The)	3,441
110	Prologis, Inc. (REIT)	4,433
48	Prospect Capital Corp.	499
10	Prosperity Bancshares, Inc.	501
18	Protective Life Corp.	696
2	Provident Financial Holdings, Inc.	30
13	Provident Financial Services, Inc.	198
9	Provident New York Bancorp	83
103	Prudential Financial, Inc.	7,104
4	PS Business Parks, Inc. (REIT)	305
32	Public Storage (REIT)	4,858
2	Pzena Investment Management, Inc., Class A	14
38	Radian Group, Inc.	489
15	RAIT Financial Trust (REIT)	115
13	Ramco-Gershenson Properties Trust (REIT)	203
25	Raymond James Financial, Inc.	1,099
27	Rayonier, Inc. (REIT)	1,496
11	Realogy Holdings Corp.*	568
43	Realty Income Corp. (REIT)	1,954
17	Redwood Trust, Inc. (REIT)	326
20	Regency Centers Corp. (REIT)	1,032
1	Regional Management Corp.*	24

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
312	Regions Financial Corp.	$2,849
16	Reinsurance Group of America, Inc.	1,054
10	RenaissanceRe Holdings Ltd.	860
6	Renasant Corp.	143
2	Republic Bancorp, Inc./KY, Class A	48
3	Resource America, Inc., Class A	29
28	Resource Capital Corp. (REIT)	173
15	Retail Opportunity Investments Corp. (REIT)	211
19	Retail Properties of America, Inc., Class A (REIT)	290
5	RLI Corp.	375
27	RLJ Lodging Trust (REIT)	625
6	Rockville Financial, Inc.	78
2	Roma Financial Corp.	34
5	Rouse Properties, Inc. (REIT)	101
7	Ryman Hospitality Properties, Inc. (REIT)	268
6	S&T Bancorp, Inc.	116
3	S.Y. Bancorp, Inc.	72
8	Sabra Health Care REIT, Inc. (REIT)	216
5	Safeguard Scientifics, Inc.*	79
3	Safety Insurance Group, Inc.	157
5	Sandy Spring Bancorp, Inc.	107
2	Saul Centers, Inc. (REIT)	90
4	SCBT Financial Corp.	200
16	Seacoast Banking Corp. of Florida*	34
30	SEI Investments Co.	918
3	Select Income REIT (REIT)	82
12	Selective Insurance Group, Inc.	285
42	Senior Housing Properties Trust (REIT)	1,086
2	SI Financial Group, Inc.	21
3	Sierra Bancorp	41
11	Signature Bank/NY*	849
7	Silver Bay Realty Trust Corp. (REIT)	125
4	Simmons First National Corp., Class A	103
67	Simon Property Group, Inc. (REIT)	11,151
2	Simplicity Bancorp, Inc.	28
20	SL Green Realty Corp. (REIT)	1,740
102	SLM Corp.	2,421
10	Solar Capital Ltd.	230
3	Solar Senior Capital Ltd.	56
4	Southside Bancshares, Inc.	91
4	Southwest Bancorp, Inc./OK*	53
7	Sovran Self Storage, Inc. (REIT)	454
7	Spirit Realty Capital, Inc. (REIT)	140
14	St. Joe Co. (The)*	286
8	STAG Industrial, Inc. (REIT)	176
10	StanCorp Financial Group, Inc.	454
37	Starwood Property Trust, Inc. (REIT)	939
3	State Auto Financial Corp.	55
7	State Bank Financial Corp.	108
101	State Street Corp.	6,684
5	StellarOne Corp.	78
7	Sterling Bancorp/NY	84
6	Sterling Financial Corp./WA	136
5	Stewart Information Services Corp.	138
14	Stifel Financial Corp.*	504
40	Strategic Hotels & Resorts, Inc. (REIT)*	322
2	Suffolk Bancorp*	30
12	Summit Hotel Properties, Inc. (REIT)	118
9	Sun Bancorp, Inc./NJ*	28
8	Sun Communities, Inc. (REIT)	400
36	Sunstone Hotel Investors, Inc. (REIT)*	434
119	SunTrust Banks, Inc.	3,819
41	Susquehanna Bancshares, Inc.	492
10	SVB Financial Group*	774
6	SWS Group, Inc.*	36
17	Symetra Financial Corp.	237
174	Synovus Financial Corp.	477
56	T. Rowe Price Group, Inc.	4,248
20	Tanger Factory Outlet Centers (REIT)	690
13	Taubman Centers, Inc. (REIT)	1,048
4	Taylor Capital Group, Inc.*	66
36	TCF Financial Corp.	518
2	TCP Capital Corp.	32
51	TD Ameritrade Holding Corp.	1,195
3	Tejon Ranch Co.*	90
4	Terreno Realty Corp. (REIT)	76
2	Territorial Bancorp, Inc.	46
9	Texas Capital Bancshares, Inc.*	397
18	TFS Financial Corp.*	198
3	THL Credit, Inc.	46
7	Thomas Properties Group, Inc.	38
11	TICC Capital Corp.	108
2	Tompkins Financial Corp.	83
21	Torchmark Corp.	1,355
9	Tower Group International Ltd.	174
6	TowneBank/VA	87
86	Travelers Cos., Inc. (The)	7,200
1	Tree.com, Inc.	20
6	Triangle Capital Corp.	171
4	Trico Bancshares	80
21	TrustCo Bank Corp./NY	117
15	Trustmark Corp.	382
79	Two Harbors Investment Corp. (REIT)	871
418	U.S. Bancorp/MN	14,655
55	UDR, Inc. (REIT)	1,340
7	UMB Financial Corp.	372
3	UMH Properties, Inc. (REIT)	32
25	Umpqua Holdings Corp.	338
4	Union First Market Bankshares Corp.	80
11	United Bankshares, Inc./WV	286
9	United Community Banks, Inc./GA*	107
4	United Financial Bancorp, Inc.	61
4	United Fire Group, Inc.	107
3	Universal Health Realty Income Trust (REIT)	136
4	Universal Insurance Holdings, Inc.	27
4	Univest Corp. of Pennsylvania	72
60	Unum Group	1,709
5	Urstadt Biddle Properties, Inc., Class A (REIT)	105
23	Validus Holdings Ltd.	831
44	Valley National Bancorp	410
64	Ventas, Inc. (REIT)	4,568
7	ViewPoint Financial Group, Inc.	133
6	Virginia Commerce Bancorp, Inc.*	82
1	Virtus Investment Partners, Inc.*	232
41	Vornado Realty Trust (REIT)	3,278
25	W. R. Berkley Corp.	1,024
19	Waddell & Reed Financial, Inc., Class A	875
3	Walker & Dunlop, Inc.*	57
8	Walter Investment Management Corp.*	291
3	Washington Banking Co.	41
24	Washington Federal, Inc.	420
15	Washington Real Estate Investment Trust (REIT)	417
3	Washington Trust Bancorp, Inc.	84
2	Waterstone Financial, Inc.*	16
16	Webster Financial Corp.	374
27	Weingarten Realty Investors (REIT)	861

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,082	Wells Fargo & Co.	$43,875
6	WesBanco, Inc.	150
3	West Bancorp., Inc.	35
6	Westamerica Bancorp.	270
16	Western Alliance Bancorp.*	235
4	Western Asset Mortgage Capital Corp. (REIT)	73
5	Westfield Financial, Inc.	38
1	Westwood Holdings Group, Inc.	43
119	Weyerhaeuser Co. (REIT)	3,549
1	White Mountains Insurance Group Ltd.	591
1	WhiteHorse Finance, Inc.	15
3	Whitestone REIT (REIT)	49
14	Wilshire Bancorp, Inc.*	92
6	Winthrop Realty Trust (REIT)	74
8	Wintrust Financial Corp.	302
13	WisdomTree Investments, Inc.*	162
2	World Acceptance Corp.*	185
2	WSFS Financial Corp.	100
65	XL Group plc	2,043
1	ZAIS Financial Corp. (REIT)	18
41	Zions Bancorp.	1,150
		701,410
	Health Care — 7.8%

5	Abaxis, Inc.	220
348	Abbott Laboratories	12,761
348	AbbVie, Inc.	14,856
7	Abiomed, Inc.*	151
6	Acadia Healthcare Co., Inc.*	200
12	Accretive Health, Inc.*	137
16	Accuray, Inc.*	86
16	Achillion Pharmaceuticals, Inc.*	133
9	Acorda Therapeutics, Inc.*	301
28	Actavis, Inc.*	3,452
3	Acura Pharmaceuticals, Inc.*	7
6	Aegerion Pharmaceuticals, Inc.*	437
84	Aetna, Inc.	5,078
8	Affymax, Inc.*	17
16	Affymetrix, Inc.*	60
5	Agenus, Inc.*	20
77	Agilent Technologies, Inc.	3,500
9	Air Methods Corp.	337
13	Akorn, Inc.*	189
18	Alere, Inc.*	460
42	Alexion Pharmaceuticals, Inc.*	4,097
16	Align Technology, Inc.*	572
27	Alkermes plc*	844
67	Allergan, Inc.	6,666
38	Allscripts Healthcare Solutions, Inc.*	526
2	Almost Family, Inc.	40
12	Alnylam Pharmaceuticals, Inc.*	368
12	Alphatec Holdings, Inc.*	23
5	AMAG Pharmaceuticals, Inc.*	93
7	Amedisys, Inc.*	86
52	AmerisourceBergen Corp.	2,812
172	Amgen, Inc.	17,291
7	Amicus Therapeutics, Inc.*	23
10	AMN Healthcare Services, Inc.*	134
6	Ampio Pharmaceuticals, Inc.*	34
7	Amsurg Corp.*	249
4	Anacor Pharmaceuticals, Inc.*	22
3	Analogic Corp.	238
5	AngioDynamics, Inc.*	54
3	Anika Therapeutics, Inc.*	44
24	Antares Pharma, Inc.*	97
48	Arena Pharmaceuticals, Inc.*	424
40	Ariad Pharmaceuticals, Inc.*	734
13	Arqule, Inc.*	35
26	Array BioPharma, Inc.*	152
6	ArthroCare Corp.*	204
4	Assisted Living Concepts, Inc., Class A*	48
21	Astex Pharmaceuticals, Inc.*	102
8	athenahealth, Inc.*	676
4	AtriCure, Inc.*	36
11	Auxilium Pharmaceuticals, Inc.*	164
32	AVANIR Pharmaceuticals, Inc., Class A*	106
10	AVEO Pharmaceuticals, Inc.*	26
122	Baxter International, Inc.	8,580
45	Becton, Dickinson and Co.	4,438
3	BG Medicine, Inc.*	5
12	BioCryst Pharmaceuticals, Inc.*	21
6	BioDelivery Sciences International, Inc.*	26
53	Biogen Idec, Inc.*	12,587
27	BioMarin Pharmaceutical, Inc.*	1,693
4	Bio-Rad Laboratories, Inc., Class A*	455
5	Bio-Reference Labs, Inc.*	154
11	BioScrip, Inc.*	154
1	BioSpecifics Technologies Corp.*	16
7	BioTime, Inc.*	33
300	Boston Scientific Corp.*	2,772
373	Bristol-Myers Squibb Co.	17,162
21	Brookdale Senior Living, Inc.*	595
21	Bruker Corp.*	347
19	C.R. Bard, Inc.	1,959
13	Cadence Pharmaceuticals, Inc.*	86
7	Cambrex Corp.*	96
5	Cantel Medical Corp.	170
6	Capital Senior Living Corp.*	158
76	Cardinal Health, Inc.	3,569
4	Cardiovascular Systems, Inc.*	82
49	CareFusion Corp.*	1,801
45	Catamaran Corp.*	2,215
92	Celgene Corp.*	11,376
18	Celldex Therapeutics, Inc.*	230
1	Cempra, Inc.*	8
11	Centene Corp.*	545
14	Cepheid, Inc.*	487
32	Cerner Corp.*	3,145
15	Cerus Corp.*	77
11	Charles River Laboratories International, Inc.*	476
4	Chemed Corp.	280
1	ChemoCentryx, Inc.*	14
3	Chindex International, Inc.*	49
64	Cigna Corp.	4,346
3	Clovis Oncology, Inc.*	110
6	Codexis, Inc.*	14
20	Community Health Systems, Inc.	963
2	Computer Programs & Systems, Inc.	100
7	Conceptus, Inc.*	217
6	CONMED Corp.	198
10	Cooper Cos., Inc. (The)	1,130
11	Corcept Therapeutics, Inc.*	20
2	Cornerstone Therapeutics, Inc.*	17
4	Coronado Biosciences, Inc.*	40
1	Corvel Corp.*	52
12	Covance, Inc.*	895
107	Covidien plc	6,805
6	Cross Country Healthcare, Inc.*	31

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	CryoLife, Inc.	$37
14	Cubist Pharmaceuticals, Inc.*	769
2	Cumberland Pharmaceuticals, Inc.*	10
17	Curis, Inc.*	64
6	Cyberonics, Inc.*	286
3	Cynosure, Inc., Class A*	75
14	Cytori Therapeutics, Inc.*	34
21	DaVita HealthCare Partners, Inc.*	2,605
34	Dendreon Corp.*	136
31	DENTSPLY International, Inc.	1,295
12	Depomed, Inc.*	69
3	Derma Sciences, Inc.*	40
15	DexCom, Inc.*	312
12	Discovery Laboratories, Inc.*	21
3	Durata Therapeutics, Inc.*	22
24	Dyax Corp.*	75
40	Dynavax Technologies Corp.*	104
25	Edwards Lifesciences Corp.*	1,662
226	Eli Lilly & Co.	12,014
6	Emergent Biosolutions, Inc.*	85
7	Emeritus Corp.*	178
25	Endo Health Solutions, Inc.*	908
7	Endocyte, Inc.*	96
12	Endologix, Inc.*	161
4	Ensign Group, Inc. (The)	144
8	EnteroMedics, Inc.*	11
9	Enzon Pharmaceuticals, Inc.	28
14	Exact Sciences Corp.*	157
2	Exactech, Inc.*	36
6	ExamWorks Group, Inc.*	112
40	Exelixis, Inc.*	194
178	Express Scripts Holding Co.*	11,057
9	Five Star Quality Care, Inc.*	46
5	Fluidigm Corp.*	85
59	Forest Laboratories, Inc.*	2,345
2	Furiex Pharmaceuticals, Inc.*	74
4	Genomic Health, Inc.*	146
7	Gentiva Health Services, Inc.*	75
29	Geron Corp.*	32
335	Gilead Sciences, Inc.*	18,251
2	Globus Medical, Inc., Class A*	29
5	Greatbatch, Inc.*	161
2	Greenway Medical Technologies, Inc.*	24
6	GTx, Inc.*	35
11	Haemonetics Corp.*	454
20	Halozyme Therapeutics, Inc.*	141
8	Hanger, Inc.*	255
12	Hansen Medical, Inc.*	21
5	Harvard Bioscience, Inc.*	25
36	HCA Holdings, Inc.	1,406
57	Health Management Associates, Inc., Class A*	786
18	Health Net, Inc.*	574
19	HealthSouth Corp.*	557
4	HealthStream, Inc.*	107
7	Healthways, Inc.*	94
4	HeartWare International, Inc.*	365
20	Henry Schein, Inc.*	1,926
14	Hill-Rom Holdings, Inc.	506
2	Hi-Tech Pharmacal Co., Inc.	64
19	HMS Holdings Corp.*	473
58	Hologic, Inc.*	1,204
9	Horizon Pharma, Inc.*	21
36	Hospira, Inc.*	1,248
36	Humana, Inc.	2,908
1	Hyperion Therapeutics, Inc.*	20
3	ICU Medical, Inc.*	214
20	Idenix Pharmaceuticals, Inc.*	95
12	IDEXX Laboratories, Inc.*	989
27	Illumina, Inc.*	1,899
11	ImmunoCellular Therapeutics Ltd.*	27
18	ImmunoGen, Inc.*	331
16	Immunomedics, Inc.*	63
15	Impax Laboratories, Inc.*	284
21	Incyte Corp.*	466
7	Infinity Pharmaceuticals, Inc.*	189
12	Insulet Corp.*	358
4	Integra LifeSciences Holdings Corp.*	152
1	Intercept Pharmaceuticals, Inc.*	33
18	InterMune, Inc.*	178
9	Intuitive Surgical, Inc.*	4,478
7	Invacare Corp.	109
4	IPC The Hospitalist Co., Inc.*	195
18	Ironwood Pharmaceuticals, Inc.*	240
25	Isis Pharmaceuticals, Inc.*	541
9	Jazz Pharmaceuticals plc*	612
607	Johnson & Johnson	51,097
2	KaloBios Pharmaceuticals, Inc.*	11
18	Keryx Biopharmaceuticals, Inc.*	144
12	Kindred Healthcare, Inc.*	162
1	KYTHERA Biopharmaceuticals, Inc.*	21
21	Laboratory Corp. of America Holdings*	2,089
2	Landauer, Inc.	106
4	Lannett Co., Inc.*	46
47	Lexicon Pharmaceuticals, Inc.*	112
3	LHC Group, Inc.*	66
39	Life Technologies Corp.*	2,890
11	LifePoint Hospitals, Inc.*	547
4	Ligand Pharmaceuticals, Inc., Class B*	120
1	LipoScience, Inc.*	7
9	Luminex Corp.*	173
6	Magellan Health Services, Inc.*	327
9	MAKO Surgical Corp.*	111
30	MannKind Corp.*	200
11	Masimo Corp.	238
6	Maxygen, Inc.	14
52	McKesson Corp.	5,921
13	MedAssets, Inc.*	213
12	Medicines Co. (The)*	387
5	Medidata Solutions, Inc.*	345
16	Medivation, Inc.*	777
11	MEDNAX, Inc.*	1,021
229	Medtronic, Inc.	11,681
672	Merck & Co., Inc.	31,382
13	Merge Healthcare, Inc.*	43
9	Meridian Bioscience, Inc.	194
9	Merit Medical Systems, Inc.*	89
3	Merrimack Pharmaceuticals, Inc.*	17
7	Mettler-Toledo International, Inc.*	1,528
7	Molina Healthcare, Inc.*	265
10	Momenta Pharmaceuticals, Inc.*	132
3	MWI Veterinary Supply, Inc.*	365
84	Mylan, Inc.*	2,560
18	Myriad Genetics, Inc.*	578
2	National Healthcare Corp.	95
2	National Research Corp., Class A*	33
7	Natus Medical, Inc.*	99
24	Navidea Biopharmaceuticals, Inc.*	58
25	Nektar Therapeutics*	237
5	Neogen Corp.*	272
15	Neurocrine Biosciences, Inc.*	194
3	NewLink Genetics Corp.*	49

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
29	Novavax, Inc.*	$55
21	NPS Pharmaceuticals, Inc.*	331
10	NuVasive, Inc.*	217
11	NxStage Medical, Inc.*	153
7	Omeros Corp.*	37
23	Omnicare, Inc.	1,059
7	Omnicell, Inc.*	127
3	OncoGenex Pharmaceutical, Inc.*	31
13	Oncothyreon, Inc.*	24
16	Onyx Pharmaceuticals, Inc.*	1,527
24	Opko Health, Inc.*	159
10	Optimer Pharmaceuticals, Inc.*	149
12	OraSure Technologies, Inc.*	53
18	Orexigen Therapeutics, Inc.*	114
4	Orthofix International N.V.*	111
4	Osiris Therapeutics, Inc.*	45
14	Owens & Minor, Inc.	479
9	Pacific Biosciences of California, Inc.*	24
4	Pacira Pharmaceuticals, Inc.*	117
8	Pain Therapeutics, Inc.*	21
5	Palomar Medical Technologies, Inc.*	68
13	PAREXEL International Corp.*	594
21	Patterson Cos., Inc.	821
2	PDI, Inc.*	9
31	PDL BioPharma, Inc.	256
25	PerkinElmer, Inc.	783
2	Pernix Therapeutics Holdings*	7
21	Perrigo Co.	2,434
1,567	Pfizer, Inc.	42,669
13	Pharmacyclics, Inc.*	1,191
7	PharMerica Corp.*	109
3	PhotoMedex, Inc.*	49
6	Pozen, Inc.*	32
10	Progenics Pharmaceuticals, Inc.*	40
3	Providence Service Corp. (The)*	79
52	QIAGEN N.V.*	971
9	Quality Systems, Inc.	161
35	Quest Diagnostics, Inc.	2,164
12	Questcor Pharmaceuticals, Inc.	410
6	Quidel Corp.*	143
12	Raptor Pharmaceutical Corp.*	91
17	Regeneron Pharmaceuticals, Inc.*	4,112
3	Regulus Therapeutics, Inc.*	27
7	Repligen Corp.*	58
4	Repros Therapeutics, Inc.*	69
32	ResMed, Inc.	1,536
19	Rigel Pharmaceuticals, Inc.*	88
2	Rochester Medical Corp.*	28
9	Rockwell Medical, Inc.*	37
12	RTI Biologics, Inc.*	49
2	Sagent Pharmaceuticals, Inc.*	36
14	Salix Pharmaceuticals Ltd.*	849
12	Sangamo Biosciences, Inc.*	96
12	Santarus, Inc.*	267
13	Sciclone Pharmaceuticals, Inc.*	63
21	Seattle Genetics, Inc.*	721
8	Select Medical Holdings Corp.	63
25	Sequenom, Inc.*	104
8	SIGA Technologies, Inc.*	30
12	Sirona Dental Systems, Inc.*	851
4	Skilled Healthcare Group, Inc., Class A*	28
15	Solta Medical, Inc.*	32
9	Spectranetics Corp. (The)*	168
13	Spectrum Pharmaceuticals, Inc.	107
62	St. Jude Medical, Inc.	2,680
8	Staar Surgical Co.*	71
13	STERIS Corp.	589
68	Stryker Corp.	4,515
2	Sucampo Pharmaceuticals, Inc., Class A*	17
7	Sunesis Pharmaceuticals, Inc.*	38
1	Supernus Pharmaceuticals, Inc.*	7
3	SurModics, Inc.*	71
8	Symmetry Medical, Inc.*	75
2	Synageva BioPharma Corp.*	82
11	Synergy Pharmaceuticals, Inc.*	56
9	Synta Pharmaceuticals Corp.*	66
6	Targacept, Inc.*	34
6	Team Health Holdings, Inc.*	234
8	Techne Corp.	532
9	Teleflex, Inc.	705
23	Tenet Healthcare Corp.*	1,090
1	TESARO, Inc.*	34
13	Theravance, Inc.*	456
81	Thermo Fisher Scientific, Inc.	7,152
13	Thoratec Corp.*	405
10	Threshold Pharmaceuticals, Inc.*	57
4	Tornier N.V.*	63
3	Transcept Pharmaceuticals, Inc.*	9
4	Triple-S Management Corp., Class B*	85
7	Trius Therapeutics, Inc.*	54
3	U.S. Physical Therapy, Inc.	84
20	Unilife Corp.*	66
11	United Therapeutics Corp.*	731
229	UnitedHealth Group, Inc.	14,342
8	Universal American Corp.	73
20	Universal Health Services, Inc., Class B	1,383
1	Utah Medical Products, Inc.	46
6	Vanda Pharmaceuticals, Inc.*	55
7	Vanguard Health Systems, Inc.*	93
25	Varian Medical Systems, Inc.*	1,675
4	Vascular Solutions, Inc.*	61
19	VCA Antech, Inc.*	486
4	Ventrus Biosciences, Inc.*	10
1	Verastem, Inc.*	10
47	Vertex Pharmaceuticals, Inc.*	3,775
17	Vical, Inc.*	60
15	ViroPharma, Inc.*	413
22	Vivus, Inc.*	323
2	Vocera Communications, Inc.*	30
12	Volcano Corp.*	229
37	Warner Chilcott plc, Class A	710
20	Waters Corp.*	1,934
10	WellCare Health Plans, Inc.*	521
67	WellPoint, Inc.	5,157
7	West Pharmaceutical Services, Inc.	480
10	Wright Medical Group, Inc.*	250
9	XenoPort, Inc.*	50
18	XOMA Corp.*	76
4	ZELTIQ Aesthetics, Inc.*	21
37	Zimmer Holdings, Inc.	2,905
15	ZIOPHARM Oncology, Inc.*	33
22	Zoetis, Inc.	704
12	Zogenix, Inc.*	18
		489,259
	Industrials — 7.1%

153	3M Co.	16,871
17	A. O. Smith Corp.	666
2	A.T. Cross Co., Class A*	28
4	AAON, Inc.	133
9	AAR Corp.	181

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12	ABM Industries, Inc.	$290
11	Acacia Research Corp.	275
25	ACCO Brands Corp.*	179
10	Accuride Corp.*	51
6	Aceto Corp.	76
4	Acorn Energy, Inc.	35
16	Actuant Corp., Class A	544
9	Acuity Brands, Inc.	676
48	ADT Corp. (The)*	1,948
8	Advisory Board Co. (The)*	422
23	AECOM Technology Corp.*	708
9	Aegion Corp.*	205
4	Aerovironment, Inc.*	80
21	AGCO Corp.	1,165
15	Air Lease Corp.	420
12	Air Transport Services Group, Inc.*	73
12	Aircastle Ltd.	190
2	Alamo Group, Inc.	85
16	Alaska Air Group, Inc.*	909
6	Albany International Corp., Class A	190
3	Allegiant Travel Co.	278
7	Alliant Techsystems, Inc.	550
6	Altra Holdings, Inc.	173
2	AMERCO	345
4	Ameresco, Inc., Class A*	33
2	American Railcar Industries, Inc.	68
2	American Science & Engineering, Inc.	120
9	American Superconductor Corp.*	24
2	American Woodmark Corp.*	73
53	AMETEK, Inc.	2,287
2	Ampco-Pittsburgh Corp.	37
7	API Technologies Corp.*	19
6	Apogee Enterprises, Inc.	160
9	Applied Industrial Technologies, Inc.	433
8	ARC Document Solutions, Inc.*	31
2	Argan, Inc.	32
6	Arkansas Best Corp.	115
5	Armstrong World Industries, Inc.*	260
4	Astec Industries, Inc.	141
3	Astronics Corp.*	108
6	Atlas Air Worldwide Holdings, Inc.*	279
23	Avery Dennison Corp.	1,000
23	Avis Budget Group, Inc.*	763
6	AZZ, Inc.	249
22	B/E Aerospace, Inc.*	1,396
25	Babcock & Wilcox Co. (The)	742
12	Barnes Group, Inc.	363
2	Barrett Business Services, Inc.	117
10	Beacon Roofing Supply, Inc.*	412
10	Belden, Inc.	534
11	Blount International, Inc.*	148
7	BlueLinx Holdings, Inc.*	17
165	Boeing Co. (The)	16,338
11	Brady Corp., Class A	358
11	Briggs & Stratton Corp.	257
10	Brink’s Co. (The)	268
10	Builders FirstSource, Inc.	67
36	C.H. Robinson Worldwide, Inc.	2,041
3	CAI International, Inc.*	77
66	Capstone Turbine Corp.*	77
14	Carlisle Cos., Inc.	916
8	Casella Waste Systems, Inc., Class A*	32
144	Caterpillar, Inc.	12,355
8	CBIZ, Inc.*	53
3	CDI Corp.	41
2	Ceco Environmental Corp.	24
4	Celadon Group, Inc.	78
12	Cenveo, Inc.*	26
7	Chart Industries, Inc.*	681
23	Chicago Bridge & Iron Co. N.V.	1,456
23	Cintas Corp.	1,050
4	CIRCOR International, Inc.	204
11	CLARCOR, Inc.	597
12	Clean Harbors, Inc.*	686
6	CNH Global N.V.	260
2	Coleman Cable, Inc.	37
10	Colfax Corp.*	499
4	Columbus McKinnon Corp.*	85
8	Comfort Systems USA, Inc.	111
5	Commercial Vehicle Group, Inc.*	39
2	Consolidated Graphics, Inc.*	93
12	Con-way, Inc.	456
7	Copa Holdings S.A., Class A	919
23	Copart, Inc.*	791
7	Corporate Executive Board Co. (The)	428
2	Courier Corp.	27
24	Covanta Holding Corp.	491
1	CPI Aerostructures, Inc.*	10
2	CRA International, Inc.*	36
11	Crane Co.	657
230	CSX Corp.	5,798
4	Cubic Corp.	190
42	Cummins, Inc.	5,024
10	Curtiss-Wright Corp.	364
128	Danaher Corp.	7,913
88	Deere & Co.	7,666
188	Delta Air Lines, Inc.*	3,386
11	Deluxe Corp.	411
12	DigitalGlobe, Inc.*	363
7	Dolan Co. (The)*	10
33	Donaldson Co., Inc.	1,238
5	Douglas Dynamics, Inc.	70
38	Dover Corp.	2,973
9	Dun & Bradstreet Corp. (The)	883
2	DXP Enterprises, Inc.*	118
7	Dycom Industries, Inc.*	159
3	Dynamic Materials Corp.	48
1	Eastern Co. (The)	15
102	Eaton Corp. plc	6,738
3	Echo Global Logistics, Inc.*	54
3	Edgen Group, Inc.*	20
15	EMCOR Group, Inc.	596
162	Emerson Electric Co.	9,309
4	Encore Wire Corp.	138
10	Energy Recovery, Inc.*	41
6	EnerNOC, Inc.*	80
11	EnerSys*	548
4	Engility Holdings, Inc.*	102
6	Ennis, Inc.	103
2	Enphase Energy, Inc.*	15
5	EnPro Industries, Inc.*	252
27	Equifax, Inc.	1,644
6	ESCO Technologies, Inc.	193
7	Esterline Technologies Corp.*	514
41	Exelis, Inc.	498
1	ExOne Co. (The)*	50
47	Expeditors International of Washington, Inc.	1,834
3	Exponent, Inc.	168
65	Fastenal Co.	3,392
14	Federal Signal Corp.*	123
70	FedEx Corp.	6,744

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	Flow International Corp.*	$44
11	Flowserve Corp.	1,849
37	Fluor Corp.	2,339
35	Fortune Brands Home & Security, Inc.	1,480
6	Forward Air Corp.	233
3	Franklin Covey Co.*	41
10	Franklin Electric Co., Inc.	338
3	FreightCar America, Inc.	54
9	FTI Consulting, Inc.*	342
33	FuelCell Energy, Inc.*	42
8	Furmanite Corp.*	53
4	G&K Services, Inc., Class A	193
11	Gardner Denver, Inc.	830
10	GATX Corp.	499
7	Genco Shipping & Trading Ltd.*	11
13	GenCorp, Inc.*	178
5	Generac Holdings, Inc.	202
11	General Cable Corp.*	389
70	General Dynamics Corp.	5,397
2,340	General Electric Co.	54,569
10	Genesee & Wyoming, Inc., Class A*	890
7	Gibraltar Industries, Inc.*	114
4	Global Power Equipment Group, Inc.	64
3	Gorman-Rupp Co. (The)	88
3	GP Strategies Corp.*	75
13	Graco, Inc.	838
26	GrafTech International Ltd.*	218
2	Graham Corp.	56
9	Granite Construction, Inc.	278
13	Great Lakes Dredge & Dock Corp.	108
5	Greenbrier Cos., Inc.*	117
10	Griffon Corp.	115
6	H&E Equipment Services, Inc.	134
3	Hardinge, Inc.	38
18	Harsco Corp.	421
11	Hawaiian Holdings, Inc.*	66
15	Healthcare Services Group, Inc.	340
11	Heartland Express, Inc.	158
12	HEICO Corp.	607
4	Heidrick & Struggles International, Inc.	58
2	Heritage-Crystal Clean, Inc.*	30
13	Herman Miller, Inc.	365
55	Hertz Global Holdings, Inc.*	1,421
22	Hexcel Corp.*	765
5	Hill International, Inc.*	15
10	HNI Corp.	368
172	Honeywell International, Inc.	13,495
4	Houston Wire & Cable Co.	56
8	Hub Group, Inc., Class A*	290
13	Hubbell, Inc., Class B	1,306
7	Hudson Global, Inc.*	16
11	Huntington Ingalls Industries, Inc.	607
1	Hurco Cos., Inc.*	29
5	Huron Consulting Group, Inc.*	224
2	Hyster-Yale Materials Handling, Inc.	124
4	ICF International, Inc.*	121
19	IDEX Corp.	1,046
11	IHS, Inc., Class A*	1,156
12	II-VI, Inc.*	199
89	Illinois Tool Works, Inc.	6,242
66	Ingersoll-Rand plc	3,797
7	InnerWorkings, Inc.*	76
5	Insperity, Inc.	151
4	Insteel Industries, Inc.	72
13	Interface, Inc.	218
1	International Shipholding Corp.	19
2	Intersections, Inc.	18
37	Iron Mountain, Inc.	1,326
20	ITT Corp.	603
20	J.B. Hunt Transport Services, Inc.	1,473
29	Jacobs Engineering Group, Inc.*	1,653
52	JetBlue Airways Corp.*	323
6	John Bean Technologies Corp.	130
23	Joy Global, Inc.	1,244
3	Kadant, Inc.	90
6	Kaman Corp.	203
24	Kansas City Southern	2,657
6	KAR Auction Services, Inc.	141
7	Kaydon Corp.	189
33	KBR, Inc.	1,191
6	Kelly Services, Inc., Class A	106
18	Kennametal, Inc.	780
5	KEYW Holding Corp. (The)*	74
6	Kforce, Inc.	89
7	Kimball International, Inc., Class B	69
12	Kirby Corp.*	937
13	Knight Transportation, Inc.	223
11	Knoll, Inc.	172
11	Korn/Ferry International*	192
9	Kratos Defense & Security Solutions, Inc.*	52
2	L.B. Foster Co., Class A	89
20	L-3 Communications Holdings, Inc.	1,702
10	Landstar System, Inc.	528
4	Layne Christensen Co.*	86
11	Lennox International, Inc.	704
18	Lincoln Electric Holdings, Inc.	1,076
3	Lindsay Corp.	244
2	LMI Aerospace, Inc.*	38
58	Lockheed Martin Corp.	6,138
4	LSI Industries, Inc.	33
4	Lydall, Inc.*	58
29	Manitowoc Co., Inc. (The)	609
18	Manpowergroup, Inc.	1,031
3	Marten Transport Ltd.	72
79	Masco Corp.	1,661
12	MasTec, Inc.*	382
9	Matson, Inc.	227
5	McGrath RentCorp	165
21	Meritor, Inc.*	152
9	Metalico, Inc.*	13
3	Met-Pro Corp.	40
2	Michael Baker Corp.	53
4	Middleby Corp.*	654
2	Miller Industries, Inc.	33
6	Mine Safety Appliances Co.	300
3	Mistras Group, Inc.*	64
8	Mobile Mini, Inc.*	269
10	Moog, Inc., Class A*	501
5	MRC Global, Inc.*	142
10	MSC Industrial Direct Co., Inc., Class A	827
4	Mueller Industries, Inc.	218
35	Mueller Water Products, Inc., Class A	266
3	Multi-Color Corp.	88
5	MYR Group, Inc.*	101
1	National Presto Industries, Inc.	77
11	Navigant Consulting, Inc.*	145
16	Navistar International Corp.*	574
4	NCI Building Systems, Inc.*	58
27	Nielsen Holdings N.V.	916
1	NL Industries, Inc.	12
4	NN, Inc.*	37

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	Nordson Corp.	$997
72	Norfolk Southern Corp.	5,514
2	Nortek, Inc.*	141
52	Northrop Grumman Corp.	4,284
2	Northwest Pipe Co.*	55
17	Odyssey Marine Exploration, Inc.*	56
16	Old Dominion Freight Line, Inc.*	689
1	Omega Flex, Inc.	13
9	On Assignment, Inc.*	234
13	Orbital Sciences Corp.*	236
6	Orion Marine Group, Inc.*	72
20	Oshkosh Corp.*	796
27	Owens Corning*	1,180
79	PACCAR, Inc.	4,234
8	Pacer International, Inc.*	49
26	Pall Corp.	1,773
33	Parker Hannifin Corp.	3,292
2	Park-Ohio Holdings Corp.*	74
1	Patrick Industries, Inc.*	19
1	Patriot Transportation Holding, Inc.*	29
34	Pendrell Corp.*	84
46	Pentair Ltd.	2,679
2	Performant Financial Corp.*	22
4	PGT, Inc.*	33
4	Pike Electric Corp.	49
38	Pitney Bowes, Inc.	558
5	PMFG, Inc.*	32
10	Polypore International, Inc.*	376
2	Powell Industries, Inc.*	95
32	Precision Castparts Corp.	6,845
1	Preformed Line Products Co.	70
7	Primoris Services Corp.	149
1	Proto Labs, Inc.*	55
6	Quad/Graphics, Inc.	140
5	Quality Distribution, Inc.*	46
8	Quanex Building Products Corp.	148
46	Quanta Services, Inc.*	1,305
40	R.R. Donnelley & Sons Co.	531
4	Rand Logistics, Inc.*	22
8	Raven Industries, Inc.	242
74	Raytheon Co.	4,931
5	RBC Bearings, Inc.*	245
9	Regal-Beloit Corp.	608
11	Republic Airways Holdings, Inc.*	118
67	Republic Services, Inc.	2,285
9	Resources Connection, Inc.	99
6	Rexnord Corp.*	120
3	Roadrunner Transportation Systems, Inc.*	83
32	Robert Half International, Inc.	1,112
32	Rockwell Automation, Inc.	2,817
30	Rockwell Collins, Inc.	1,942
14	Rollins, Inc.	354
22	Roper Industries, Inc.	2,733
5	RPX Corp.*	77
7	Rush Enterprises, Inc., Class A*	180
11	Ryder System, Inc.	693
4	Saia, Inc.*	191
3	Schawk, Inc.	36
1	SIFCO Industries, Inc.	15
9	Simpson Manufacturing Co., Inc.	263
11	SkyWest, Inc.	154
13	Snap-on, Inc.	1,184
3	SolarCity Corp.*	136
161	Southwest Airlines Co.	2,281
26	Spirit Aerosystems Holdings, Inc., Class A*	562
9	Spirit Airlines, Inc.*	274
10	SPX Corp.	789
3	Standard Parking Corp.*	67
3	Standex International Corp.	156
35	Stanley Black & Decker, Inc.	2,773
17	Steelcase, Inc., Class A	235
19	Stericycle, Inc.*	2,085
4	Sterling Construction Co., Inc.*	41
5	Sun Hydraulics Corp.	162
17	Swift Transportation Co.*	286
25	Swisher Hygiene, Inc.*	26
2	Sypris Solutions, Inc.	7
6	TAL International Group, Inc.*	254
11	Taser International, Inc.*	104
4	Team, Inc.*	144
8	Teledyne Technologies, Inc.*	618
4	Tennant Co.	197
24	Terex Corp.*	861
14	Tetra Tech, Inc.*	386
3	Textainer Group Holdings Ltd.	112
62	Textron, Inc.	1,672
3	Thermon Group Holdings, Inc.*	59
19	Timken Co.	1,078
12	Titan International, Inc.	280
4	Titan Machinery, Inc.*	82
3	TMS International Corp., Class A	46
13	Toro Co. (The)	620
13	Towers Watson & Co., Class A	1,010
11	TransDigm Group, Inc.	1,607
3	TRC Cos., Inc.*	18
3	Trex Co., Inc.*	167
7	Trimas Corp.*	226
18	Trinity Industries, Inc.	737
11	Triumph Group, Inc.	854
9	TrueBlue, Inc.*	212
8	Tutor Perini Corp.*	148
2	Twin Disc, Inc.	50
102	Tyco International Ltd.	3,449
3	UniFirst Corp.	285
105	Union Pacific Corp.	16,235
73	United Continental Holdings, Inc.*	2,370
160	United Parcel Service, Inc., Class B	13,744
21	United Rentals, Inc.*	1,194
9	United Stationers, Inc.	311
201	United Technologies Corp.	19,075
4	Universal Forest Products, Inc.	158
1	Universal Truckload Services, Inc.*	26
17	URS Corp.	823
36	US Airways Group, Inc.*	633
4	US Ecology, Inc.	110
16	USG Corp.*	437
23	UTi Worldwide, Inc.	364
5	Valmont Industries, Inc.	762
32	Verisk Analytics, Inc., Class A*	1,882
4	Viad Corp.	99
4	Vicor Corp.*	22
1	VSE Corp.	34
13	W.W. Grainger, Inc.	3,347
15	Wabash National Corp.*	157
14	WABCO Holdings, Inc.*	1,056
2	WageWorks, Inc.*	58
27	Waste Connections, Inc.	1,086
102	Waste Management, Inc.	4,277
6	Watsco, Inc.	523

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
6		Watts Water Technologies, Inc., Class A	$286
10		Werner Enterprises, Inc.	250
4		Wesco Aircraft Holdings, Inc.*	70
10		WESCO International, Inc.*	743
11		Westinghouse Air Brake Technologies Corp.	1,210
1		Willis Lease Finance Corp.*	13
15		Woodward, Inc.	587
4		XPO Logistics, Inc.*	67
41		Xylem, Inc.	1,154
			446,282
		Information Technology — 11.0%

19		3D Systems Corp.*	922
12		Accelrys, Inc.*	100
142		Accenture plc, Class A	11,660
9		ACI Worldwide, Inc.*	419
9		Active Network, Inc. (The)*	60
94		Activision Blizzard, Inc.	1,356
11		Actuate Corp.*	74
17		Acxiom Corp.*	374
110		Adobe Systems, Inc.*	4,720
13		ADTRAN, Inc.	301
9		Advanced Energy Industries, Inc.*	166
139		Advanced Micro Devices, Inc.*	556
7		Advent Software, Inc.*	232
4		Aeroflex Holding Corp.*	32
3		Agilysys, Inc.*	34
40		Akamai Technologies, Inc.*	1,845
11		Alliance Data Systems Corp.*	1,948
4		Alpha & Omega Semiconductor Ltd.*	32
71		Altera Corp.	2,356
1		Ambarella, Inc.*	16
37		Amdocs Ltd.	1,321
5		American Software, Inc., Class A	42
16		Amkor Technology, Inc.*	73
36		Amphenol Corp., Class A	2,804
18		ANADIGICS, Inc.*	37
66		Analog Devices, Inc.	3,031
3		Anaren, Inc.*	72
8		Angie’s List, Inc.*	188
6		Anixter International, Inc.*	460
21		ANSYS, Inc.*	1,564
17		AOL, Inc.*	589
207		Apple, Inc.	93,084
265		Applied Materials, Inc.	4,028
14		Applied Micro Circuits Corp.*	108
25		ARRIS Group, Inc.*	378
23		Arrow Electronics, Inc.*	914
25		Aruba Networks, Inc.*	373
—	#	ASML Holding N.V.	4
21		Aspen Technology, Inc.*	643
98		Atmel Corp.*	771
7		ATMI, Inc.*	167
1		Audience, Inc.*	14
51		Autodesk, Inc.*	1,924
108		Automatic Data Processing, Inc.	7,422
54		Avago Technologies Ltd.	2,036
2		AVG Technologies N.V.*	36
14		Aviat Networks, Inc.*	37
7		Avid Technology, Inc.*	45
30		Avnet, Inc.*	1,025
11		AVX Corp.	132
3		Aware, Inc.	16
24		Axcelis Technologies, Inc.*	38
7		AXT, Inc.*	20
3		Badger Meter, Inc.	134
10		Bankrate, Inc.*	143
2		Bazaarvoice, Inc.*	15
2		Bel Fuse, Inc., Class B	32
12		Benchmark Electronics, Inc.*	234
4		Black Box Corp.	108
10		Blackbaud, Inc.	303
9		Blucora, Inc.*	164
32		BMC Software, Inc.*	1,449
5		Booz Allen Hamilton Holding Corp.	87
8		Bottomline Technologies (de), Inc.*	221
1		Brightcove, Inc.*	7
122		Broadcom Corp., Class A	4,381
28		Broadridge Financial Solutions, Inc.	760
6		BroadSoft, Inc.*	166
101		Brocade Communications Systems, Inc.*	548
15		Brooks Automation, Inc.	160
78		CA, Inc.	2,130
5		Cabot Microelectronics Corp.*	179
5		CACI International, Inc., Class A*	321
61		Cadence Design Systems, Inc.*	923
8		CalAmp Corp.*	105
9		Calix, Inc.*	94
8		Callidus Software, Inc.*	48
2		Carbonite, Inc.*	21
10		Cardtronics, Inc.*	285
2		Cass Information Systems, Inc.	90
11		Cavium, Inc.*	360
5		CEVA, Inc.*	84
9		Checkpoint Systems, Inc.*	123
16		CIBER, Inc.*	65
22		Ciena Corp.*	368
14		Cirrus Logic, Inc.*	255
1,183		Cisco Systems, Inc.	28,487
41		Citrix Systems, Inc.*	2,638
9		Cognex Corp.	404
67		Cognizant Technology Solutions Corp., Class A*	4,332
5		Coherent, Inc.	287
5		Cohu, Inc.	55
10		CommVault Systems, Inc.*	700
34		Computer Sciences Corp.	1,517
3		Computer Task Group, Inc.	67
48		Compuware Corp.*	539
8		comScore, Inc.*	158
4		Comtech Telecommunications Corp.	106
5		Comverse, Inc.*	149
10		Concur Technologies, Inc.*	807
7		Constant Contact, Inc.*	104
24		Convergys Corp.	436
22		CoreLogic, Inc.*	576
7		Cornerstone OnDemand, Inc.*	284
335		Corning, Inc.	5,149
6		CoStar Group, Inc.*	671
9		Cray, Inc.*	164
26		Cree, Inc.*	1,621
8		CSG Systems International, Inc.*	173
8		CTS Corp.	96
32		Cypress Semiconductor Corp.*	360
8		Daktronics, Inc.	82
3		Datalink Corp.*	34
9		Dealertrack Technologies, Inc.*	290
326		Dell, Inc.	4,352
7		Demand Media, Inc.*	60
1		Demandware, Inc.*	31

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9	Dice Holdings, Inc.*	$81
14	Diebold, Inc.	451
6	Digi International, Inc.*	58
2	Digimarc Corp.	46
8	Digital River, Inc.*	140
8	Diodes, Inc.*	189
11	Dolby Laboratories, Inc., Class A	385
5	DSP Group, Inc.*	40
7	DST Systems, Inc.	477
4	DTS, Inc.*	79
1	E2open, Inc.*	15
23	EarthLink, Inc.	136
256	eBay, Inc.*	13,850
6	Ebix, Inc.	119
8	Echelon Corp.*	19
9	EchoStar Corp., Class A*	357
4	Electro Rent Corp.	68
5	Electro Scientific Industries, Inc.	57
66	Electronic Arts, Inc.*	1,517
10	Electronics for Imaging, Inc.*	279
6	Ellie Mae, Inc.*	134
464	EMC Corp.*	11,489
19	Emulex Corp.*	118
30	Entegris, Inc.*	313
19	Entropic Communications, Inc.*	81
5	Envestnet, Inc.*	115
2	Envivio, Inc.*	3
1	EPAM Systems, Inc.*	23
7	EPIQ Systems, Inc.	85
1	ePlus, Inc.	50
11	Equinix, Inc.*	2,229
11	Euronet Worldwide, Inc.*	336
1	Exa Corp.*	8
2	ExactTarget, Inc.*	46
8	Exar Corp.*	90
5	ExlService Holdings, Inc.*	147
21	Extreme Networks*	75
18	F5 Networks, Inc.*	1,498
5	Fabrinet*	73
93	Facebook, Inc., Class A*	2,265
10	FactSet Research Systems, Inc.	982
8	Fair Isaac Corp.	393
28	Fairchild Semiconductor International, Inc.*	406
7	FalconStor Software, Inc.*	9
4	FARO Technologies, Inc.*	150
8	FEI Co.	576
55	Fidelity National Information Services, Inc.	2,470
20	Finisar Corp.*	262
13	First Solar, Inc.*	707
30	Fiserv, Inc.*	2,615
11	FleetCor Technologies, Inc.*	958
2	Fleetmatics Group plc*	59
32	FLIR Systems, Inc.	780
11	FormFactor, Inc.*	65
3	Forrester Research, Inc.	109
29	Fortinet, Inc.*	559
11	Freescale Semiconductor Ltd.*	175
15	Fusion-io, Inc.*	217
21	Gartner, Inc.*	1,189
28	Genpact Ltd.	542
15	Global Cash Access Holdings, Inc.*	99
17	Global Payments, Inc.	815
5	Globecomm Systems, Inc.*	64
13	Glu Mobile, Inc.*	35
57	Google, Inc., Class A*	49,613
6	GSI Group, Inc.*	49
5	GSI Technology, Inc.*	28
26	GT Advanced Technologies, Inc.*	116
3	Guidance Software, Inc.*	28
5	Guidewire Software, Inc.*	205
5	Hackett Group, Inc. (The)	25
26	Harmonic, Inc.*	159
25	Harris Corp.	1,253
8	Heartland Payment Systems, Inc.	256
437	Hewlett-Packard Co.	10,672
6	Higher One Holdings, Inc.*	65
7	Hittite Microwave Corp.*	380
17	IAC/InterActiveCorp	824
7	iGATE Corp.*	102
7	Imation Corp.*	29
6	Immersion Corp.*	92
2	Imperva, Inc.*	80
25	Infinera Corp.*	263
2	Infoblox, Inc.*	49
24	Informatica Corp.*	873
34	Ingram Micro, Inc., Class A*	650
5	Innodata, Inc.*	16
5	Inphi Corp.*	51
10	Insight Enterprises, Inc.*	193
31	Integrated Device Technology, Inc.*	264
6	Integrated Silicon Solution, Inc.*	65
1,111	Intel Corp.	26,975
3	Interactive Intelligence Group, Inc.*	151
9	InterDigital, Inc.	414
13	Intermec, Inc.*	128
3	Intermolecular, Inc.*	26
12	Internap Network Services Corp.*	96
241	International Business Machines Corp.	50,133
15	International Rectifier Corp.*	330
28	Intersil Corp., Class A	230
5	Intevac, Inc.*	24
8	IntraLinks Holdings, Inc.*	49
65	Intuit, Inc.	3,799
8	InvenSense, Inc.*	103
11	Ipass, Inc.*	19
7	IPG Photonics Corp.	415
9	Itron, Inc.*	378
10	Ixia*	157
5	IXYS Corp.	57
9	j2 Global, Inc.	368
41	Jabil Circuit, Inc.	822
19	Jack Henry & Associates, Inc.	892
51	JDS Uniphase Corp.*	695
4	Jive Software, Inc.*	68
117	Juniper Networks, Inc.*	2,074
10	Kemet Corp.*	46
2	Key Tronic Corp.*	23
4	Keynote Systems, Inc.	50
37	KLA-Tencor Corp.	2,083
15	Kopin Corp.*	53
3	KVH Industries, Inc.*	40
36	Lam Research Corp.*	1,684
26	Lattice Semiconductor Corp.*	134
19	Lender Processing Services, Inc.	629
14	Lexmark International, Inc., Class A	427
12	Limelight Networks, Inc.*	28
51	Linear Technology Corp.	1,913
14	LinkedIn Corp., Class A*	2,345
12	Lionbridge Technologies, Inc.*	36
5	Liquidity Services, Inc.*	200

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Littelfuse, Inc.	$367
12	LivePerson, Inc.*	111
5	LogMeIn, Inc.*	127
126	LSI Corp.*	932
11	LTX-Credence Corp.*	62
1	M/A-COM Technology Solutions Holdings, Inc.*	14
4	Manhattan Associates, Inc.*	300
5	ManTech International Corp., Class A	135
5	Marchex, Inc., Class B	29
5	Market Leader, Inc.*	54
91	Marvell Technology Group Ltd.	986
24	Mastercard, Inc., Class A	13,686
2	Mattersight Corp.*	6
13	Mattson Technology, Inc.*	26
65	Maxim Integrated Products, Inc.	1,917
7	MAXIMUS, Inc.	522
5	MaxLinear, Inc., Class A*	32
6	Maxwell Technologies, Inc.*	43
3	Measurement Specialties, Inc.*	133
4	MeetMe, Inc.*	6
51	MEMC Electronic Materials, Inc.*	412
21	Mentor Graphics Corp.	399
7	Mercury Systems, Inc.*	61
1	Mesa Laboratories, Inc.	53
8	Methode Electronics, Inc.	126
11	Micrel, Inc.	109
43	Microchip Technology, Inc.	1,569
219	Micron Technology, Inc.*	2,558
18	MICROS Systems, Inc.*	760
20	Microsemi Corp.*	439
1,663	Microsoft Corp.	58,005
2	MicroStrategy, Inc., Class A*	183
3	Millennial Media, Inc.*	24
8	Mindspeed Technologies, Inc.*	26
12	MKS Instruments, Inc.	338
9	ModusLink Global Solutions, Inc.*	26
31	Molex, Inc.	910
5	MoneyGram International, Inc.*	98
7	Monolithic Power Systems, Inc.	172
8	Monotype Imaging Holdings, Inc.	182
27	Monster Worldwide, Inc.*	149
9	MoSys, Inc.*	41
61	Motorola Solutions, Inc.	3,536
9	Move, Inc.*	103
4	MTS Systems Corp.	241
2	Multi-Fineline Electronix, Inc.*	32
5	Nanometrics, Inc.*	72
21	National Instruments Corp.	596
35	NCR Corp.*	1,169
5	Neonode, Inc.*	27
4	NeoPhotonics Corp.*	26
80	NetApp, Inc.*	3,002
8	NETGEAR, Inc.*	266
8	Netscout Systems, Inc.*	195
7	NetSuite, Inc.*	613
15	NeuStar, Inc., Class A*	727
8	Newport Corp.*	105
14	NIC, Inc.	234
53	Nuance Communications, Inc.*	1,007
3	Numerex Corp., Class A*	33
1	NVE Corp.*	52
128	NVIDIA Corp.	1,855
16	Oclaro, Inc.*	16
15	OCZ Technology Group, Inc.*	22
12	OmniVision Technologies, Inc.*	222
100	ON Semiconductor Corp.*	856
5	OpenTable, Inc.*	334
4	Oplink Communications, Inc.*	68
799	Oracle Corp.	26,974
4	OSI Systems, Inc.*	231
2	Palo Alto Networks, Inc.*	97
23	Pandora Media, Inc.*	391
5	Park Electrochemical Corp.	121
18	Parkervision, Inc.*	78
72	Paychex, Inc.	2,681
2	PC Connection, Inc.	34
4	PC-Tel, Inc.	29
5	PDF Solutions, Inc.*	92
4	Pegasystems, Inc.	129
1	Peregrine Semiconductor Corp.*	11
7	Perficient, Inc.*	88
5	Pericom Semiconductor Corp.*	35
13	Photronics, Inc.*	99
9	Plantronics, Inc.	416
8	Plexus Corp.*	233
10	PLX Technology, Inc.*	45
46	PMC-Sierra, Inc.*	276
39	Polycom, Inc.*	442
6	Power Integrations, Inc.	256
15	Power-One, Inc.*	95
5	PRGX Global, Inc.*	27
5	Procera Networks, Inc.*	74
13	Progress Software Corp.*	306
1	Proofpoint, Inc.*	20
5	PROS Holdings, Inc.*	145
26	PTC, Inc.*	653
1	QAD, Inc., Class A	13
19	QLIK Technologies, Inc.*	584
20	QLogic Corp.*	195
379	QUALCOMM, Inc.	24,059
2	Qualys, Inc.*	28
52	Quantum Corp.*	81
10	QuickLogic Corp.*	24
7	QuinStreet, Inc.*	54
24	Rackspace Hosting, Inc.*	901
5	Radisys Corp.*	25
24	Rambus, Inc.*	189
9	RealD, Inc.*	136
5	RealNetworks, Inc.*	36
8	RealPage, Inc.*	152
43	Red Hat, Inc.*	2,074
8	Responsys, Inc.*	78
61	RF Micro Devices, Inc.*	337
3	Richardson Electronics Ltd.	36
36	Riverbed Technology, Inc.*	557
6	Rofin-Sinar Technologies, Inc.*	161
4	Rogers Corp.*	185
2	Rosetta Stone, Inc.*	34
23	Rovi Corp.*	593
4	Rubicon Technology, Inc.*	34
2	Ruckus Wireless, Inc.*	25
7	Rudolph Technologies, Inc.*	86
63	SAIC, Inc.	914
129	Salesforce.com, Inc.*	5,461
54	SanDisk Corp.*	3,187
18	Sanmina Corp.*	244
3	Sapiens International Corp. N.V.	16
27	Sapient Corp.*	348
6	ScanSource, Inc.*	192
4	SciQuest, Inc.*	92
6	Seachange International, Inc.*	65

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	Semtech Corp.*	$512
3	ServiceNow, Inc.*	110
11	ServiceSource International, Inc.*	90
11	ShoreTel, Inc.*	44
1	Shutterstock, Inc.*	47
7	Sigma Designs, Inc.*	32
7	Silicon Graphics International Corp.*	106
17	Silicon Image, Inc.*	104
9	Silicon Laboratories, Inc.*	387
42	Skyworks Solutions, Inc.*	1,002
14	SolarWinds, Inc.*	590
15	Solera Holdings, Inc.	822
47	Sonus Networks, Inc.*	151
7	Sourcefire, Inc.*	392
11	Spansion, Inc., Class A*	151
3	Spark Networks, Inc.*	24
4	Splunk, Inc.*	187
3	SPS Commerce, Inc.*	162
7	SS&C Technologies Holdings, Inc.*	221
3	Stamps.com, Inc.*	114
8	STEC, Inc.*	28
7	STR Holdings, Inc.*	21
7	Stratasys Ltd.*	588
9	SunPower Corp.*	174
6	Super Micro Computer, Inc.*	62
2	Supertex, Inc.	44
11	Support.com, Inc.*	53
9	Sykes Enterprises, Inc.*	142
159	Symantec Corp.*	3,560
9	Symmetricom, Inc.*	44
1	Synacor, Inc.*	4
7	Synaptics, Inc.*	289
6	Synchronoss Technologies, Inc.*	188
6	SYNNEX Corp.*	243
34	Synopsys, Inc.*	1,239
3	Syntel, Inc.	192
17	Take-Two Interactive Software, Inc.*	283
7	Tangoe, Inc.*	104
8	Tech Data Corp.*	401
3	TechTarget, Inc.*	13
4	Telenav, Inc.*	20
5	TeleTech Holdings, Inc.*	112
81	Tellabs, Inc.	168
4	Telular Corp.	50
37	Teradata Corp.*	2,063
41	Teradyne, Inc.*	736
1	Tessco Technologies, Inc.	23
11	Tessera Technologies, Inc.	228
253	Texas Instruments, Inc.	9,080
36	TIBCO Software, Inc.*	768
28	TiVo, Inc.*	362
36	Total System Services, Inc.	846
2	Travelzoo, Inc.*	57
55	Trimble Navigation Ltd.*	1,535
37	TriQuint Semiconductor, Inc.*	260
2	Trulia, Inc.*	61
12	TTM Technologies, Inc.*	97
7	Tyler Technologies, Inc.*	483
2	Ubiquiti Networks, Inc.	38
6	Ultimate Software Group, Inc.*	668
6	Ultra Clean Holdings*	35
6	Ultratech, Inc.*	219
10	Unisys Corp.*	207
20	United Online, Inc.	136
9	Universal Display Corp.*	268
20	Unwired Planet, Inc.*	41
17	ValueClick, Inc.*	448
8	Vantiv, Inc., Class A*	213
6	VASCO Data Security International, Inc.*	50
9	Veeco Instruments, Inc.*	382
24	VeriFone Systems, Inc.*	560
9	Verint Systems, Inc.*	302
35	VeriSign, Inc.*	1,646
8	ViaSat, Inc.*	560
1	Viasystems Group, Inc.*	13
9	VirnetX Holding Corp.*	213
4	Virtusa Corp.*	94
115	Visa, Inc., Class A	20,486
29	Vishay Intertechnology, Inc.*	422
3	Vishay Precision Group, Inc.*	43
8	Vistaprint N.V.*	368
20	VMware, Inc., Class A*	1,422
5	Vocus, Inc.*	44
6	Volterra Semiconductor Corp.*	84
8	Web.com Group, Inc.*	168
11	WebMD Health Corp.*	325
8	Websense, Inc.*	199
10	Westell Technologies, Inc., Class A*	22
49	Western Digital Corp.	3,103
126	Western Union Co. (The)	2,064
9	WEX, Inc.*	665
6	Workday, Inc., Class A*	385
281	Xerox Corp.	2,470
58	Xilinx, Inc.	2,358
6	XO Group, Inc.*	62
2	Xoom Corp.*	37
243	Yahoo!, Inc.*	6,391
2	Yelp, Inc.*	60
11	Zebra Technologies Corp., Class A*	502
1	Zillow, Inc., Class A*	56
13	Zix Corp.*	52
4	Zygo Corp.*	64
31	Zynga, Inc., Class A*	105
		690,692
	Materials — 2.4%

7	A. Schulman, Inc.	202
4	A.M. Castle & Co.*	71
2	ADA-ES, Inc.*	75
1	AEP Industries, Inc.*	84
47	Air Products & Chemicals, Inc.	4,437
15	Airgas, Inc.	1,543
30	AK Steel Holding Corp.*	104
20	Albemarle Corp.	1,338
236	Alcoa, Inc.	2,006
24	Allegheny Technologies, Inc.	662
23	Allied Nevada Gold Corp.*	178
6	AMCOL International Corp.	192
6	American Vanguard Corp.	183
15	Aptargroup, Inc.	851
4	Arabian American Development Co.*	30
17	Ashland, Inc.	1,512
15	Axiall Corp.	647
6	Balchem Corp.	288
33	Ball Corp.	1,424
23	Bemis Co., Inc.	900
6	Berry Plastics Group, Inc.*	126
3	Boise Cascade Co.*	90
22	Boise, Inc.	177
9	Buckeye Technologies, Inc.	335
14	Cabot Corp.	573

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12	Calgon Carbon Corp.*	$217
10	Carpenter Technology Corp.	482
35	Celanese Corp.	1,727
11	Century Aluminum Co.*	109
13	CF Industries Holdings, Inc.	2,483
1	Chase Corp.	20
22	Chemtura Corp.*	504
5	Clearwater Paper Corp.*	239
35	Cliffs Natural Resources, Inc.	631
22	Coeur Mining, Inc.*	312
26	Commercial Metals Co.	401
7	Compass Minerals International, Inc.	611
33	Crown Holdings, Inc.*	1,398
9	Cytec Industries, Inc.	643
2	Deltic Timber Corp.	126
8	Domtar Corp.	580
264	Dow Chemical Co. (The)	9,097
207	E.I. du Pont de Nemours & Co.	11,549
11	Eagle Materials, Inc.	811
34	Eastman Chemical Co.	2,439
57	Ecolab, Inc.	4,815
19	Ferro Corp.*	130
11	Flotek Industries, Inc.*	191
30	FMC Corp.	1,881
228	Freeport-McMoRan Copper & Gold, Inc.	7,079
4	FutureFuel Corp.	56
15	General Moly, Inc.*	32
14	Globe Specialty Metals, Inc.	172
7	Gold Resource Corp.	67
7	Golden Minerals Co.*	12
57	Golden Star Resources Ltd.*	40
32	Graphic Packaging Holding Co.*	246
7	Greif, Inc., Class A	365
2	GSE Holding, Inc.*	13
11	H.B. Fuller Co.	457
1	Handy & Harman Ltd.*	16
2	Hawkins, Inc.	80
3	Haynes International, Inc.	147
16	Headwaters, Inc.*	170
75	Hecla Mining Co.	287
10	Horsehead Holding Corp.*	115
42	Huntsman Corp.	817
5	Innophos Holdings, Inc.	253
5	Innospec, Inc.	205
18	International Flavors & Fragrances, Inc.	1,445
97	International Paper Co.	4,477
12	Intrepid Potash, Inc.	225
4	Kaiser Aluminum Corp.	254
9	KapStone Paper and Packaging Corp.	261
2	KMG Chemicals, Inc.	44
5	Koppers Holdings, Inc.	206
7	Kraton Performance Polymers, Inc.*	145
5	Kronos Worldwide, Inc.	85
6	Landec Corp.*	84
30	Louisiana-Pacific Corp.*	527
4	LSB Industries, Inc.*	135
71	LyondellBasell Industries N.V., Class A	4,732
10	Martin Marietta Materials, Inc.	1,090
5	Materion Corp.	149
48	McEwen Mining, Inc.*	122
38	MeadWestvaco Corp.	1,330
28	Midway Gold Corp.*	30
8	Minerals Technologies, Inc.	341
21	Molycorp, Inc.*	138
118	Monsanto Co.	11,876
66	Mosaic Co. (The)	4,014
7	Myers Industries, Inc.	103
3	Neenah Paper, Inc.	94
2	NewMarket Corp.	549
108	Newmont Mining Corp.	3,702
7	Noranda Aluminum Holding Corp.	28
70	Nucor Corp.	3,116
18	Olin Corp.	449
2	Olympic Steel, Inc.	51
7	OM Group, Inc.*	205
10	OMNOVA Solutions, Inc.*	74
36	Owens-Illinois, Inc.*	988
9	P. H. Glatfelter Co.	223
22	Packaging Corp. of America	1,078
30	Paramount Gold and Silver Corp.*	45
22	PolyOne Corp.	565
31	PPG Industries, Inc.	4,762
66	Praxair, Inc.	7,546
3	Quaker Chemical Corp.	194
17	Reliance Steel & Aluminum Co.	1,118
18	Resolute Forest Products, Inc.*	274
6	Revett Minerals, Inc.*	5
16	Rock-Tenn Co., Class A	1,581
15	Rockwood Holdings, Inc.	1,000
14	Royal Gold, Inc.	767
29	RPM International, Inc.	961
7	RTI International Metals, Inc.*	203
6	Schnitzer Steel Industries, Inc., Class A	148
7	Schweitzer-Mauduit International, Inc.	336
9	Scotts Miracle-Gro Co. (The), Class A	425
43	Sealed Air Corp.	1,033
11	Sensient Technologies Corp.	454
19	Sherwin-Williams Co. (The)	3,582
27	Sigma-Aldrich Corp.	2,259
10	Silgan Holdings, Inc.	468
22	Sonoco Products Co.	770
36	Southern Copper Corp.	1,121
48	Steel Dynamics, Inc.	736
4	Stepan Co.	216
26	Stillwater Mining Co.*	312
15	SunCoke Energy, Inc.*	233
18	Tahoe Resources, Inc.*	262
5	Texas Industries, Inc.*	357
5	Tredegar Corp.	125
3	U.S. Silica Holdings, Inc.	66
1	UFP Technologies, Inc.*	19
32	United States Steel Corp.	566
2	Universal Stainless & Alloy Products, Inc.*	63
12	US Antimony Corp.*	17
21	Valspar Corp. (The)	1,505
14	Vista Gold Corp.*	21
29	Vulcan Materials Co.	1,554
14	Walter Energy, Inc.	239
10	Wausau Paper Corp.	117
4	Westlake Chemical Corp.	374
12	Worthington Industries, Inc.	413
16	WR Grace & Co.*	1,352
5	Zep, Inc.	83
6	Zoltek Cos., Inc.*	77
		150,747
	Telecommunication Services — 1.5%

16	8x8, Inc.*	132
1,213	AT&T, Inc.	42,443
2	Atlantic Tele-Network, Inc.	100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Boingo Wireless, Inc.*	$22
6	Cbeyond, Inc.*	52
137	CenturyLink, Inc.	4,679
46	Cincinnati Bell, Inc.*	158
77	Clearwire Corp., Class A*	345
10	Cogent Communications Group, Inc.	275
9	Consolidated Communications Holdings, Inc.	153
65	Crown Castle International Corp.*	4,631
5	Fairpoint Communications, Inc.*	43
221	Frontier Communications Corp.	915
8	General Communication, Inc., Class A*	70
2	Hawaiian Telcom Holdco, Inc.*	52
3	HickoryTech Corp.	31
3	IDT Corp., Class B	52
8	inContact, Inc.*	58
11	Iridium Communications, Inc.*	78
12	Leap Wireless International, Inc.*	68
36	Level 3 Communications, Inc.*	771
3	Lumos Networks Corp.	41
3	magicJack VocalTec Ltd.*	45
6	Neutral Tandem, Inc.	35
38	NII Holdings, Inc.*	293
3	NTELOS Holdings Corp.	49
8	ORBCOMM, Inc.*	31
11	Premiere Global Services, Inc.*	133
3	Primus Telecommunications Group, Inc.	36
27	SBA Communications Corp., Class A*	2,032
5	Shenandoah Telecommunications Co.	83
662	Sprint Nextel Corp.*	4,833
21	Telephone & Data Systems, Inc.	488
41	T-Mobile US, Inc.*	879
12	Towerstream Corp.*	31
33	tw telecom, inc.*	941
3	United States Cellular Corp.*	119
5	USA Mobility, Inc.	67
628	Verizon Communications, Inc.	30,445
33	Vonage Holdings Corp.*	90
130	Windstream Corp.	1,044
		96,843
	Utilities — 2.1%

142	AES Corp. (The)	1,732
26	AGL Resources, Inc.	1,101
8	ALLETE, Inc.	379
25	Alliant Energy Corp.	1,231
54	Ameren Corp.	1,838
6	American DG Energy, Inc.*	10
107	American Electric Power Co., Inc.	4,903
4	American States Water Co.	213
39	American Water Works Co., Inc.	1,558
31	Aqua America, Inc.	964
2	Artesian Resources Corp., Class A	44
26	Atlantic Power Corp.	123
20	Atmos Energy Corp.	844
13	Avista Corp.	347
10	Black Hills Corp.	475
3	Cadiz, Inc.*	18
10	California Water Service Group	197
84	Calpine Corp.*	1,706
94	CenterPoint Energy, Inc.	2,179
3	CH Energy Group, Inc.	194
2	Chesapeake Utilities Corp.	106
13	Cleco Corp.	592
58	CMS Energy Corp.	1,563
2	Connecticut Water Service, Inc.	57
65	Consolidated Edison, Inc.	3,710
3	Consolidated Water Co., Ltd.	32
2	Delta Natural Gas Co., Inc.	43
126	Dominion Resources, Inc.	7,125
38	DTE Energy Co.	2,531
155	Duke Energy Corp.	10,374
72	Edison International	3,308
9	El Paso Electric Co.	322
9	Empire District Electric Co. (The)	196
39	Entergy Corp.	2,686
188	Exelon Corp.	5,892
92	FirstEnergy Corp.	3,589
3	Genie Energy Ltd., Class B*	26
30	Great Plains Energy, Inc.	677
21	Hawaiian Electric Industries, Inc.	550
11	IDACORP, Inc.	520
17	Integrys Energy Group, Inc.	978
11	ITC Holdings Corp.	952
7	Laclede Group, Inc. (The)	331
42	MDU Resources Group, Inc.	1,086
5	MGE Energy, Inc.	267
3	Middlesex Water Co.	58
16	National Fuel Gas Co.	979
9	New Jersey Resources Corp.	408
92	NextEra Energy, Inc.	6,957
68	NiSource, Inc.	1,954
69	Northeast Utilities	2,875
6	Northwest Natural Gas Co.	256
8	NorthWestern Corp.	329
71	NRG Energy, Inc.	1,812
52	NV Energy, Inc.	1,219
22	OGE Energy Corp.	1,493
46	ONEOK, Inc.	2,076
4	Ormat Technologies, Inc.	91
8	Otter Tail Corp.	219
55	Pepco Holdings, Inc.	1,142
93	PG&E Corp.	4,177
17	Piedmont Natural Gas Co., Inc.	574
24	Pinnacle West Capital Corp.	1,356
18	PNM Resources, Inc.	404
17	Portland General Electric Co.	517
128	PPL Corp.	3,802
112	Public Service Enterprise Group, Inc.	3,700
39	Questar Corp.	948
28	SCANA Corp.	1,412
53	Sempra Energy	4,309
3	SJW Corp.	81
7	South Jersey Industries, Inc.	409
192	Southern Co. (The)	8,429
10	Southwest Gas Corp.	474
48	TECO Energy, Inc.	845
25	UGI Corp.	955
11	UIL Holdings Corp.	429
3	Unitil Corp.	84
9	UNS Energy Corp.	422
18	Vectren Corp.	618
28	Westar Energy, Inc.	888
11	WGL Holdings, Inc.	472
51	Wisconsin Energy Corp.	2,081
108	Xcel Energy, Inc.	3,102
3	York Water Co.	57
		129,982
	Total Common Stocks (Cost $3,633,366)	3,966,966

See accompanying notes to the financial statements.

Shares		Value
	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡
2	Firsthand Technology Value Fund, Inc.*	$39
2	Stellus Capital Investment Corp.	30
		69
	Total Investment Companies (Cost $68)	69

Principal Amount
	U.S. Government & Agency Securities (a) — 4.7%
	Federal Home Loan Bank
$194,669	0.00%, due 06/03/13	194,669
	U.S. Treasury Bill
100,000	0.00%, due 08/29/13	99,986
	Total U.S. Government & Agency Securities (Cost $294,655)	294,655

	Repurchase Agreements (a)(b) — 15.9%
999,219	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $999,223	999,219
	Total Repurchase Agreements (Cost $999,219)	999,219

	Total Investment Securities (Cost $4,927,308) — 83.7%	5,260,909
	Other assets less liabilities — 16.3%	1,028,264
	Net Assets — 100.0%	$6,289,173

*	Non-income producing security.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $526,432.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,476
Aggregate gross unrealized depreciation	(26,503)
Net unrealized appreciation	$308,973
Federal income tax cost of investments	$4,951,936

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$165,700	$7,306

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	591,832	379,992

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	3,004,816	365,600

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	1,598,976	(3,111)

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	250,462	14,340

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	647,758	100,105

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 3000 Index Fund	2,352,511	221,561

		$1,085,793

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 57.6%
	Consumer Discretionary — 6.8%

7,638	Abercrombie & Fitch Co., Class A	$382,511
34,909	Amazon.com, Inc.*	9,391,568
9,615	Apollo Group, Inc., Class A*	192,204
3,717	AutoNation, Inc.*	172,209
3,488	AutoZone, Inc.*	1,425,999
21,709	Bed Bath & Beyond, Inc.*	1,481,639
25,532	Best Buy Co., Inc.	703,407
11,101	BorgWarner, Inc.*	899,958
20,590	Cablevision Systems Corp., Class A	311,321
21,904	CarMax, Inc.*	1,024,450
42,646	Carnival Corp.	1,411,583
56,171	CBS Corp. (Non-Voting), Class B	2,780,465
2,979	Chipotle Mexican Grill, Inc.*	1,075,419
26,955	Coach, Inc.	1,570,398
253,387	Comcast Corp., Class A	10,173,488
2	CST Brands, Inc.*	71
26,837	D.R. Horton, Inc.	653,749
12,418	Darden Restaurants, Inc.	643,252
28,149	Delphi Automotive plc	1,373,953
55,019	DIRECTV*	3,363,311
23,544	Discovery Communications, Inc., Class A*	1,856,680
29,031	Dollar General Corp.*	1,532,837
21,811	Dollar Tree, Inc.*	1,047,800
8,968	Expedia, Inc.	515,301
9,227	Family Dollar Stores, Inc.	564,231
376,530	Ford Motor Co.	5,903,990
5,127	Fossil, Inc.*	544,487
11,633	GameStop Corp., Class A	385,750
22,059	Gannett Co., Inc.	474,269
28,535	Gap, Inc. (The)	1,157,094
10,515	Garmin Ltd.	367,289
14,867	Genuine Parts Co.	1,155,761
23,558	Goodyear Tire & Rubber Co. (The)*	356,668
26,044	H&R Block, Inc.	762,308
21,705	Harley-Davidson, Inc.	1,183,791
6,522	Harman International Industries, Inc.	346,318
11,000	Hasbro, Inc.	489,280
143,535	Home Depot, Inc. (The)	11,290,463
25,382	International Game Technology	453,830
39,735	Interpublic Group of Cos., Inc. (The)	565,032
13,681	J.C. Penney Co., Inc.*	240,512
65,694	Johnson Controls, Inc.	2,454,328
20,314	Kohl’s Corp.	1,044,343
22,977	L Brands, Inc.	1,149,080
13,706	Leggett & Platt, Inc.	438,592
15,850	Lennar Corp., Class A	623,222
106,558	Lowe’s Cos., Inc.	4,487,157
37,946	Macy’s, Inc.	1,834,310
23,388	Marriott International, Inc., Class A	982,530
33,073	Mattel, Inc.	1,480,017
96,267	McDonald’s Corp.	9,296,504
5,375	Netflix, Inc.*	1,216,094
27,494	Newell Rubbermaid, Inc.	743,438
191,970	News Corp., Class A	6,164,157
69,649	NIKE, Inc., Class B	4,294,557
14,373	Nordstrom, Inc.	845,420
25,095	Omnicom Group, Inc.	1,559,152
10,685	O’Reilly Automotive, Inc.*	1,163,703
10,317	PetSmart, Inc.	696,398
4,980	priceline.com, Inc.*	4,003,571
32,659	PulteGroup, Inc.*	705,108
7,498	PVH Corp.	863,695
5,835	Ralph Lauren Corp.	1,021,650
21,348	Ross Stores, Inc.	1,372,676
8,262	Scripps Networks Interactive, Inc., Class A	556,528
64,692	Staples, Inc.	970,380
71,932	Starbucks Corp.	4,536,751
18,597	Starwood Hotels & Resorts Worldwide, Inc.	1,270,175
62,475	Target Corp.	4,342,013
11,440	Tiffany & Co.	889,803
28,369	Time Warner Cable, Inc.	2,709,523
89,738	Time Warner, Inc.	5,238,007
70,007	TJX Cos., Inc.	3,543,054
10,563	TripAdvisor, Inc.*	681,208
10,505	Urban Outfitters, Inc.*	440,475
8,466	VF Corp.	1,556,559
43,715	Viacom, Inc., Class B	2,880,381
173,319	Walt Disney Co. (The)	10,932,963
435	Washington Post Co. (The), Class B	203,245
7,540	Whirlpool Corp.	963,310
13,117	Wyndham Worldwide Corp.	762,360
7,658	Wynn Resorts Ltd.	1,040,646
43,269	Yum! Brands, Inc.	2,931,475
		165,113,204
	Consumer Staples — 6.1%

192,943	Altria Group, Inc.	6,965,242
63,224	Archer-Daniels-Midland Co.	2,037,709
41,498	Avon Products, Inc.	978,108
15,391	Beam, Inc.	997,952
14,550	Brown-Forman Corp., Class B	1,001,331
17,205	Campbell Soup Co.	736,546
12,572	Clorox Co. (The)	1,044,482
367,941	Coca-Cola Co. (The)	14,713,961
25,192	Coca-Cola Enterprises, Inc.	936,135
84,409	Colgate-Palmolive Co.	4,882,217
39,730	ConAgra Foods, Inc.	1,338,504
14,633	Constellation Brands, Inc., Class A*	775,695
41,820	Costco Wholesale Corp.	4,586,399
118,193	CVS Caremark Corp.	6,805,553
19,548	Dr. Pepper Snapple Group, Inc.	898,817
23,013	Estee Lauder Cos., Inc. (The), Class A	1,559,821
62,072	General Mills, Inc.	2,922,350
30,782	H. J. Heinz Co.	2,227,385
14,413	Hershey Co. (The)	1,284,342
12,906	Hormel Foods Corp.	513,917
10,297	J.M. Smucker Co. (The)	1,039,585
23,971	Kellogg Co.	1,487,401
37,211	Kimberly-Clark Corp.	3,603,141
56,883	Kraft Foods Group, Inc.	3,135,960
49,769	Kroger Co. (The)	1,675,722
36,418	Lorillard, Inc.	1,545,580
12,737	McCormick & Co., Inc. (Non-Voting)	879,872
19,442	Mead Johnson Nutrition Co.	1,576,163
14,982	Molson Coors Brewing Co., Class B	740,261

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
170,713	Mondelez International, Inc., Class A	$5,029,205
13,826	Monster Beverage Corp.*	754,761
148,105	PepsiCo, Inc.	11,962,441
158,185	Philip Morris International, Inc.	14,380,598
262,234	Procter & Gamble Co. (The)	20,129,082
30,888	Reynolds American, Inc.	1,486,022
23,001	Safeway, Inc.	529,253
56,254	Sysco Corp.	1,901,385
27,228	Tyson Foods, Inc., Class A	680,700
82,563	Walgreen Co.	3,943,209
160,569	Wal-Mart Stores, Inc.	12,016,984
33,092	Whole Foods Market, Inc.	1,716,151
		147,419,942
	Energy — 6.1%

48,054	Anadarko Petroleum Corp.	4,203,283
37,608	Apache Corp.	3,088,745
42,413	Baker Hughes, Inc.	1,928,943
20,201	Cabot Oil & Gas Corp.	1,421,342
23,794	Cameron International Corp.*	1,448,341
49,987	Chesapeake Energy Corp.	1,091,716
186,496	Chevron Corp.	22,892,384
117,214	ConocoPhillips	7,189,907
21,900	CONSOL Energy, Inc.	759,492
35,852	Denbury Resources, Inc.*	657,884
36,247	Devon Energy Corp.	2,060,642
6,673	Diamond Offshore Drilling, Inc.	459,169
22,315	Ensco plc, Class A	1,342,694
26,087	EOG Resources, Inc.	3,367,832
14,453	EQT Corp.	1,154,506
430,117	Exxon Mobil Corp.	38,912,685
22,822	FMC Technologies, Inc.*	1,270,273
89,453	Halliburton Co.	3,743,608
10,202	Helmerich & Payne, Inc.	629,872
28,524	Hess Corp.	1,922,803
60,648	Kinder Morgan, Inc.	2,303,411
67,939	Marathon Oil Corp.	2,336,422
31,817	Marathon Petroleum Corp.	2,624,903
17,388	Murphy Oil Corp.	1,101,008
27,939	Nabors Industries Ltd.	447,303
40,957	National Oilwell Varco, Inc.	2,879,277
12,981	Newfield Exploration Co.*	308,818
24,261	Noble Corp.	940,114
34,477	Noble Energy, Inc.	1,987,599
77,328	Occidental Petroleum Corp.	7,119,589
25,884	Peabody Energy Corp.	509,138
59,664	Phillips 66	3,971,832
12,706	Pioneer Natural Resources Co.	1,762,068
17,141	QEP Resources, Inc.	486,119
15,633	Range Resources Corp.	1,175,289
11,928	Rowan Cos. plc, Class A*	396,487
127,511	Schlumberger Ltd.	9,312,128
33,699	Southwestern Energy Co.*	1,270,115
64,140	Spectra Energy Corp.	1,960,760
13,193	Tesoro Corp.	813,348
53,081	Valero Energy Corp.	2,156,681
65,426	Williams Cos., Inc. (The)	2,301,687
19,212	WPX Energy, Inc.*	370,023
		148,080,240
	Financials — 9.6%

32,574	ACE Ltd.	2,921,236
44,902	Aflac, Inc.	2,500,592
45,834	Allstate Corp. (The)	2,211,032
92,259	American Express Co.	6,984,929
141,725	American International Group, Inc.*	6,301,094
37,929	American Tower Corp. (REIT)	2,952,393
19,533	Ameriprise Financial, Inc.	1,592,330
29,911	Aon plc	1,904,433
13,999	Apartment Investment & Management Co., Class A (REIT)	423,610
7,566	Assurant, Inc.	376,333
11,667	AvalonBay Communities, Inc. (REIT)	1,547,744
1,038,730	Bank of America Corp.	14,189,052
111,693	Bank of New York Mellon Corp. (The)	3,357,492
67,182	BB&T Corp.	2,211,631
175,095	Berkshire Hathaway, Inc., Class B*	19,973,087
12,074	BlackRock, Inc.	3,371,061
14,557	Boston Properties, Inc. (REIT)	1,551,485
55,895	Capital One Financial Corp.	3,405,682
29,203	CBRE Group, Inc., Class A*	676,926
105,509	Charles Schwab Corp. (The)	2,095,409
25,053	Chubb Corp. (The)	2,182,116
14,103	Cincinnati Financial Corp.	667,636
291,716	Citigroup, Inc.	15,166,315
29,461	CME Group, Inc.	2,001,286
18,016	Comerica, Inc.	711,452
47,557	Discover Financial Services	2,254,677
27,395	E*TRADE Financial Corp.*	318,604
30,752	Equity Residential (REIT)	1,739,026
84,026	Fifth Third Bancorp	1,529,273
23,366	First Horizon National Corp.	268,242
13,262	Franklin Resources, Inc.	2,053,090
47,300	Genworth Financial, Inc., Class A*	511,313
42,006	Goldman Sachs Group, Inc. (The)	6,808,332
41,913	Hartford Financial Services Group, Inc.	1,283,795
43,524	HCP, Inc. (REIT)	2,062,167
26,960	Health Care REIT, Inc. (REIT)	1,834,089
69,762	Host Hotels & Resorts, Inc. (REIT)	1,241,066
45,635	Hudson City Bancorp, Inc.	387,898
80,831	Huntington Bancshares, Inc./OH	626,440
6,974	IntercontinentalExchange, Inc.*	1,194,019
42,329	Invesco Ltd.	1,428,180
367,431	JPMorgan Chase & Co.	20,058,058
88,689	KeyCorp	956,067
39,156	Kimco Realty Corp. (REIT)	867,305
11,018	Legg Mason, Inc.	386,071
28,159	Leucadia National Corp.	883,629
26,060	Lincoln National Corp.	929,300
29,720	Loews Corp.	1,361,770
11,740	M&T Bank Corp.	1,231,526
13,187	Macerich Co. (The) (REIT)	855,968
52,643	Marsh & McLennan Cos., Inc.	2,106,773
26,956	McGraw Hill Financial, Inc.	1,470,450
104,983	MetLife, Inc.	4,641,298
18,602	Moody’s Corp.	1,235,917
131,795	Morgan Stanley	3,413,491
11,292	NASDAQ OMX Group, Inc. (The)	355,246
20,892	Northern Trust Corp.	1,214,870

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
23,328	NYSE Euronext	$938,485
32,512	People’s United Financial, Inc.	447,365
15,583	Plum Creek Timber Co., Inc. (REIT)	743,309
50,729	PNC Financial Services Group, Inc. (The)	3,634,226
26,476	Principal Financial Group, Inc.	1,002,117
53,337	Progressive Corp. (The)	1,359,560
47,405	Prologis, Inc. (REIT)	1,910,422
44,639	Prudential Financial, Inc.	3,078,752
13,848	Public Storage (REIT)	2,102,126
135,684	Regions Financial Corp.	1,238,795
30,112	Simon Property Group, Inc. (REIT)	5,011,841
43,520	SLM Corp.	1,033,165
43,860	State Street Corp.	2,902,655
51,738	SunTrust Banks, Inc.	1,660,272
24,865	T. Rowe Price Group, Inc.	1,886,259
8,991	Torchmark Corp.	580,009
36,283	Travelers Cos., Inc. (The)	3,037,613
178,882	U.S. Bancorp/MN	6,271,603
25,900	Unum Group	737,632
28,026	Ventas, Inc. (REIT)	2,000,216
16,261	Vornado Realty Trust (REIT)	1,300,067
470,577	Wells Fargo & Co.	19,081,897
52,347	Weyerhaeuser Co. (REIT)	1,560,988
28,316	XL Group plc	889,972
17,682	Zions Bancorp.	495,980
		233,689,632
	Health Care — 7.3%

150,783	Abbott Laboratories	5,529,213
151,742	AbbVie, Inc.	6,477,866
12,272	Actavis, Inc.*	1,513,015
36,509	Aetna, Inc.	2,204,422
33,308	Agilent Technologies, Inc.	1,513,849
18,740	Alexion Pharmaceuticals, Inc.*	1,827,900
29,524	Allergan, Inc.	2,937,343
22,096	AmerisourceBergen Corp.	1,194,952
71,848	Amgen, Inc.	7,222,879
52,408	Baxter International, Inc.	3,685,855
18,620	Becton, Dickinson and Co.	1,836,304
22,686	Biogen Idec, Inc.*	5,387,698
130,311	Boston Scientific Corp.*	1,204,074
157,184	Bristol-Myers Squibb Co.	7,232,036
7,302	C.R. Bard, Inc.	752,763
32,722	Cardinal Health, Inc.	1,536,625
21,368	CareFusion Corp.*	785,274
40,199	Celgene Corp.*	4,970,606
14,052	Cerner Corp.*	1,381,030
27,451	Cigna Corp.	1,863,923
45,315	Covidien plc	2,882,034
8,102	DaVita HealthCare Partners, Inc.*	1,005,215
13,713	DENTSPLY International, Inc.	572,655
10,954	Edwards Lifesciences Corp.*	728,003
95,834	Eli Lilly & Co.	5,094,535
78,575	Express Scripts Holding Co.*	4,881,079
22,495	Forest Laboratories, Inc.*	894,176
146,147	Gilead Sciences, Inc.*	7,962,088
15,879	Hospira, Inc.*	550,684
15,202	Humana, Inc.	1,228,017
3,852	Intuitive Surgical, Inc.*	1,916,485
268,346	Johnson & Johnson	22,589,366
8,937	Laboratory Corp. of America Holdings*	889,142
16,517	Life Technologies Corp.*	1,223,910
22,357	McKesson Corp.	2,545,568
97,089	Medtronic, Inc.	4,952,510
290,143	Merck & Co., Inc.	13,549,678
37,972	Mylan, Inc.*	1,157,387
8,030	Patterson Cos., Inc.	313,812
10,918	PerkinElmer, Inc.	341,952
8,481	Perrigo Co.	983,033
690,139	Pfizer, Inc.	18,792,485
15,189	Quest Diagnostics, Inc.	939,288
7,333	Regeneron Pharmaceuticals, Inc.*	1,773,633
27,155	St. Jude Medical, Inc.	1,173,911
27,762	Stryker Corp.	1,843,119
10,011	Tenet Healthcare Corp.*	474,221
34,331	Thermo Fisher Scientific, Inc.	3,031,427
98,391	UnitedHealth Group, Inc.	6,162,228
10,475	Varian Medical Systems, Inc.*	701,930
8,245	Waters Corp.*	797,374
29,187	WellPoint, Inc.	2,246,523
16,258	Zimmer Holdings, Inc.	1,276,416
		176,531,511
	Industrials — 5.8%

60,939	3M Co.	6,719,744
21,167	ADT Corp. (The)*	859,169
9,610	Avery Dennison Corp.	418,035
65,332	Boeing Co. (The)	6,469,175
15,461	C.H. Robinson Worldwide, Inc.	876,484
62,884	Caterpillar, Inc.	5,395,447
10,060	Cintas Corp.	459,289
97,995	CSX Corp.	2,470,454
16,949	Cummins, Inc.	2,027,609
55,661	Danaher Corp.	3,440,963
37,397	Deere & Co.	3,257,653
16,769	Dover Corp.	1,312,174
3,924	Dun & Bradstreet Corp. (The)	385,101
45,225	Eaton Corp. plc	2,987,564
69,318	Emerson Electric Co.	3,983,012
11,563	Equifax, Inc.	704,187
19,823	Expeditors International of Washington, Inc.	773,692
25,914	Fastenal Co.	1,352,193
28,075	FedEx Corp.	2,704,746
4,620	Flowserve Corp.	776,761
15,601	Fluor Corp.	986,139
31,894	General Dynamics Corp.	2,459,027
998,219	General Electric Co.	23,278,467
75,242	Honeywell International, Inc.	5,903,487
39,870	Illinois Tool Works, Inc.	2,796,083
26,458	Ingersoll-Rand plc	1,522,129
16,063	Iron Mountain, Inc.	575,698
12,514	Jacobs Engineering Group, Inc.*	713,423
10,196	Joy Global, Inc.	551,400
10,575	Kansas City Southern	1,170,653
8,630	L-3 Communications Holdings, Inc.	734,327
25,703	Lockheed Martin Corp.	2,720,149
34,230	Masco Corp.	719,515
30,193	Norfolk Southern Corp.	2,312,482
22,764	Northrop Grumman Corp.	1,875,526
33,932	PACCAR, Inc.	1,818,755
10,665	Pall Corp.	727,353
14,319	Parker Hannifin Corp.	1,428,463
19,789	Pentair Ltd.	1,152,511

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,329	Pitney Bowes, Inc.	$283,750
14,059	Precision Castparts Corp.	3,007,501
20,471	Quanta Services, Inc.*	580,762
31,234	Raytheon Co.	2,081,434
28,543	Republic Services, Inc.	973,316
13,397	Robert Half International, Inc.	465,680
13,421	Rockwell Automation, Inc.	1,181,316
13,111	Rockwell Collins, Inc.	848,937
9,493	Roper Industries, Inc.	1,179,220
4,942	Ryder System, Inc.	311,544
5,594	Snap-on, Inc.	509,557
69,896	Southwest Airlines Co.	990,426
15,384	Stanley Black & Decker, Inc.	1,218,721
8,265	Stericycle, Inc.*	907,166
26,068	Textron, Inc.	702,793
44,737	Tyco International Ltd.	1,512,558
45,052	Union Pacific Corp.	6,965,940
68,647	United Parcel Service, Inc., Class B	5,896,777
80,956	United Technologies Corp.	7,682,724
5,740	W.W. Grainger, Inc.	1,477,706
41,979	Waste Management, Inc.	1,760,179
17,871	Xylem, Inc.	502,890
		141,859,936
	Information Technology — 10.5%

61,855	Accenture plc, Class A	5,078,914
47,883	Adobe Systems, Inc.*	2,054,660
58,268	Advanced Micro Devices, Inc.*	233,072
17,076	Akamai Technologies, Inc.*	787,545
30,696	Altera Corp.	1,018,800
15,331	Amphenol Corp., Class A	1,194,285
29,374	Analog Devices, Inc.	1,349,148
90,148	Apple, Inc.	40,537,753
115,202	Applied Materials, Inc.	1,751,070
21,571	Autodesk, Inc.*	813,874
46,561	Automatic Data Processing, Inc.	3,199,672
12,620	BMC Software, Inc.*	571,623
50,253	Broadcom Corp., Class A	1,804,585
31,951	CA, Inc.	872,582
511,862	Cisco Systems, Inc.	12,325,637
17,895	Citrix Systems, Inc.*	1,151,543
28,971	Cognizant Technology Solutions Corp., Class A*	1,872,975
14,734	Computer Sciences Corp.	657,284
141,348	Corning, Inc.	2,172,519
140,199	Dell, Inc.	1,871,657
112,017	eBay, Inc.*	6,060,120
28,807	Electronic Arts, Inc.*	662,273
202,022	EMC Corp.*	5,002,065
7,545	F5 Networks, Inc.*	627,819
28,147	Fidelity National Information Services, Inc.	1,263,800
5,773	First Solar, Inc.*	313,936
12,816	Fiserv, Inc.*	1,117,043
13,917	FLIR Systems, Inc.	339,018
25,634	Google, Inc., Class A*	22,312,090
10,833	Harris Corp.	543,058
187,459	Hewlett-Packard Co.	4,577,749
474,809	Intel Corp.	11,528,362
100,572	International Business Machines Corp.	20,920,987
26,746	Intuit, Inc.	1,563,036
17,659	Jabil Circuit, Inc.	354,240
22,574	JDS Uniphase Corp.*	307,458
49,494	Juniper Networks, Inc.*	877,529
15,950	KLA-Tencor Corp.	897,825
15,585	Lam Research Corp.*	729,066
22,326	Linear Technology Corp.	837,225
52,774	LSI Corp.*	390,528
10,136	Mastercard, Inc., Class A	5,780,054
18,755	Microchip Technology, Inc.	684,182
98,089	Micron Technology, Inc.*	1,145,679
723,696	Microsoft Corp.	25,242,516
13,290	Molex, Inc.	389,929
26,494	Motorola Solutions, Inc.	1,535,592
34,599	NetApp, Inc.*	1,298,500
59,985	NVIDIA Corp.	869,183
354,499	Oracle Corp.	11,967,886
31,075	Paychex, Inc.	1,156,922
164,938	QUALCOMM, Inc.	10,470,264
18,546	Red Hat, Inc.*	894,474
27,240	SAIC, Inc.	394,980
51,736	Salesforce.com, Inc.*	2,189,985
23,217	SanDisk Corp.*	1,370,267
30,661	Seagate Technology plc	1,320,876
66,161	Symantec Corp.*	1,481,345
40,344	TE Connectivity Ltd.	1,790,870
15,917	Teradata Corp.*	887,373
18,270	Teradyne, Inc.*	327,764
106,058	Texas Instruments, Inc.	3,806,422
15,425	Total System Services, Inc.	362,642
14,646	VeriSign, Inc.*	688,948
49,507	Visa, Inc., Class A	8,819,177
20,793	Western Digital Corp.	1,316,613
54,601	Western Union Co. (The)	894,364
117,487	Xerox Corp.	1,032,711
25,110	Xilinx, Inc.	1,020,721
93,036	Yahoo!, Inc.*	2,446,847
		254,131,511
	Materials — 1.9%

19,932	Air Products & Chemicals, Inc.	1,881,780
6,559	Airgas, Inc.	674,856
102,654	Alcoa, Inc.	872,559
10,317	Allegheny Technologies, Inc.	284,440
14,346	Ball Corp.	619,173
9,888	Bemis Co., Inc.	387,115
5,692	CF Industries Holdings, Inc.	1,086,944
14,544	Cliffs Natural Resources, Inc.	262,374
115,617	Dow Chemical Co. (The)	3,984,162
89,690	E.I. du Pont de Nemours & Co.	5,003,805
14,779	Eastman Chemical Co.	1,059,950
25,484	Ecolab, Inc.	2,152,633
13,216	FMC Corp.	828,775
99,646	Freeport-McMoRan Copper & Gold, Inc.	3,094,008
7,830	International Flavors & Fragrances, Inc.	628,671
42,355	International Paper Co.	1,954,683
36,451	LyondellBasell Industries N.V., Class A	2,429,459
16,864	MeadWestvaco Corp.	590,240
51,437	Monsanto Co.	5,176,620
26,563	Mosaic Co. (The)	1,615,562
47,686	Newmont Mining Corp.	1,634,676
30,497	Nucor Corp.	1,357,421
15,751	Owens-Illinois, Inc.*	432,365
13,713	PPG Industries, Inc.	2,106,454
28,434	Praxair, Inc.	3,250,859
18,681	Sealed Air Corp.	448,718

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,239	Sherwin-Williams Co. (The)	$1,553,299
11,563	Sigma-Aldrich Corp.	967,361
13,851	United States Steel Corp.	245,024
12,468	Vulcan Materials Co.	668,035
		47,252,021
	Telecommunication Services — 1.6%

527,186	AT&T, Inc.	18,446,238
60,078	CenturyLink, Inc.	2,051,664
28,143	Crown Castle International Corp.*	2,005,189
95,833	Frontier Communications Corp.	396,749
289,029	Sprint Nextel Corp.*	2,109,912
274,390	Verizon Communications, Inc.	13,302,427
56,686	Windstream Corp.	455,188
		38,767,367
	Utilities — 1.9%

59,422	AES Corp. (The)	724,948
11,316	AGL Resources, Inc.	479,006
23,293	Ameren Corp.	792,894
46,623	American Electric Power Co., Inc.	2,136,266
41,056	CenterPoint Energy, Inc.	951,678
25,425	CMS Energy Corp.	685,204
28,116	Consolidated Edison, Inc.	1,604,580
55,325	Dominion Resources, Inc.	3,128,629
16,564	DTE Energy Co.	1,103,328
67,646	Duke Energy Corp.	4,527,547
31,277	Edison International	1,436,865
17,097	Entergy Corp.	1,177,641
82,081	Exelon Corp.	2,572,419
40,148	FirstEnergy Corp.	1,566,174
7,526	Integrys Energy Group, Inc.	432,971
40,691	NextEra Energy, Inc.	3,077,054
29,874	NiSource, Inc.	858,280
30,176	Northeast Utilities	1,257,434
31,023	NRG Energy, Inc.	791,707
19,673	ONEOK, Inc.	888,039
23,826	Pepco Holdings, Inc.	494,866
42,109	PG&E Corp.	1,891,115
10,536	Pinnacle West Capital Corp.	595,073
55,952	PPL Corp.	1,661,774
48,571	Public Service Enterprise Group, Inc.	1,604,786
13,353	SCANA Corp.	673,525
21,721	Sempra Energy	1,765,917
83,420	Southern Co. (The)	3,662,138
19,605	TECO Energy, Inc.	345,244
21,984	Wisconsin Energy Corp.	897,167
46,875	Xcel Energy, Inc.	1,346,250
		45,130,519
	Total Common Stocks (Cost $1,359,673,296)	1,397,975,883

Principal Amount
	U.S. Government & Agency Securities (a) — 19.9%
	Federal Home Loan Bank
$164,358,481	0.00%, due 06/03/13	164,358,481
	U.S. Treasury Bills
50,000,000	0.00%, due 06/06/13	49,999,403
170,000,000	0.00%, due 06/13/13	169,995,297
100,000,000	0.00%, due 08/29/13	99,986,835
	Total U.S. Government & Agency Securities (Cost $484,340,016)	484,340,016

	Repurchase Agreements (a)(b) — 18.6%
452,790,635	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $452,792,627	452,790,635
	Total Repurchase Agreements (Cost $452,790,635)	452,790,635

	Total Investment Securities (Cost $2,296,803,947) — 96.1%	2,335,106,534
	Other assets less liabilities — 3.9%	94,154,669
	Net Assets — 100.0%	$2,429,261,203

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $233,948,718.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,451,836
Aggregate gross unrealized depreciation	(41,596,016)
Net unrealized appreciation	$37,855,820
Federal income tax cost of investments	$2,297,250,714

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	7,197	06/21/13	$586,195,650	$27,020,972

Cash collateral in the amount of $30,498,828 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$205,416,064	$4,082,276

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	451,587,459	3,638,991

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	104,128,490	1,041,862

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	45,326,980	463,150

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	344,807,650	2,992,077

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	203,981,979	2,087,262

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	277,490,653	2,841,584

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	744,981,414	40,993,972

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	496,536,750	34,268,010

		$92,409,184

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 29.8%
	Consumer Discretionary — 4.0%

1,618	Aaron’s, Inc.	$45,450
1,691	Advance Auto Parts, Inc.	137,850
1,797	Aeropostale, Inc.*	26,254
1,330	AMC Networks, Inc., Class A*	85,147
4,138	American Eagle Outfitters, Inc.	81,891
1,111	Ann, Inc.*	34,086
2,914	Ascena Retail Group, Inc.*	59,242
887	Bally Technologies, Inc.*	50,515
867	Barnes & Noble, Inc.*	19,508
1,329	Big Lots, Inc.*	45,252
640	Bob Evans Farms, Inc.	29,542
1,625	Brinker International, Inc.	63,716
1,062	Cabela’s, Inc.*	71,218
1,172	Carter’s, Inc.	84,466
1,125	Cheesecake Factory, Inc. (The)	44,910
3,805	Chico’s FAS, Inc.	68,718
2,349	Cinemark Holdings, Inc.	68,920
1,411	CST Brands, Inc.*	42,880
790	Deckers Outdoor Corp.*	42,407
1,305	DeVry, Inc.	40,755
2,253	Dick’s Sporting Goods, Inc.	117,922
1,303	Domino’s Pizza, Inc.	77,229
1,646	DreamWorks Animation SKG, Inc., Class A*	36,113
3,461	Foot Locker, Inc.	118,782
3,287	Gentex Corp.	75,174
1,408	Guess?, Inc.	44,746
2,258	Hanesbrands, Inc.	112,584
847	HSN, Inc.	48,186
586	International Speedway Corp., Class A	20,311
2,320	Jarden Corp.*	108,066
1,077	John Wiley & Sons, Inc., Class A	42,757
1,881	KB Home	41,683
1,272	Lamar Advertising Co., Class A*	59,441
912	Life Time Fitness, Inc.*	45,454
6,851	LKQ Corp.*	167,713
635	Matthews International Corp., Class A	24,352
895	MDC Holdings, Inc.	33,213
825	Meredith Corp.	33,809
1,337	Mohawk Industries, Inc.*	148,634
2,801	New York Times Co. (The), Class A*	29,607
108	NVR, Inc.*	106,197
6,562	Office Depot, Inc.*	28,938
645	Panera Bread Co., Class A*	123,730
1,461	Polaris Industries, Inc.	139,540
1,300	Regis Corp.	23,933
1,337	Rent-A-Center, Inc.	48,907
2,328	Saks, Inc.*	34,524
610	Scholastic Corp.	18,446
1,211	Scientific Games Corp., Class A*	13,188
4,847	Service Corp. International	87,149
1,860	Signet Jewelers Ltd.	127,429
1,559	Sotheby’s	58,073
261	Strayer Education, Inc.	13,961
1,373	Tempur-Pedic International, Inc.*	58,050
1,009	Thor Industries, Inc.	43,094
3,455	Toll Brothers, Inc.*	118,057
1,589	Tractor Supply Co.	177,936
1,240	Tupperware Brands Corp.	100,415
1,780	Under Armour, Inc., Class A*	110,360
899	Valassis Communications, Inc.	23,365
6,465	Wendy’s Co. (The)	38,467
1,981	Williams-Sonoma, Inc.	106,895
1,257	WMS Industries, Inc.*	31,865
		4,161,022
	Consumer Staples — 1.3%

3,169	Church & Dwight Co., Inc.	192,707
4,269	Dean Foods Co.*	44,782
1,421	Energizer Holdings, Inc.	136,004
2,636	Flowers Foods, Inc.	87,963
2,836	Green Mountain Coffee Roasters, Inc.*	207,397
1,136	Harris Teeter Supermarkets, Inc.	53,392
2,823	Hillshire Brands Co. (The)	97,789
1,774	Ingredion, Inc.	120,845
445	Lancaster Colony Corp.	36,699
750	Post Holdings, Inc.*	31,643
2,866	Smithfield Foods, Inc.*	94,406
4,585	SUPERVALU, Inc.*	29,619
482	Tootsie Roll Industries, Inc.	15,144
1,132	United Natural Foods, Inc.*	59,905
535	Universal Corp.	31,367
3,178	WhiteWave Foods Co., Class A*	55,424
		1,295,086
	Energy — 1.6%

5,068	Alpha Natural Resources, Inc.*	33,854
4,873	Arch Coal, Inc.	25,145
1,311	Atwood Oceanics, Inc.*	68,841
1,105	Bill Barrett Corp.*	24,940
452	CARBO Ceramics, Inc.	29,787
1,984	Cimarex Energy Co.	139,158
1,742	Dresser-Rand Group, Inc.*	105,565
837	Dril-Quip, Inc.*	75,707
1,658	Energen Corp.	89,847
2,740	Forest Oil Corp.*	12,467
2,261	Helix Energy Solutions Group, Inc.*	53,947
4,674	HollyFrontier Corp.	231,363
2,483	Oceaneering International, Inc.	179,968
1,260	Oil States International, Inc.*	124,110
3,351	Patterson-UTI Energy, Inc.	70,405
1,369	Rosetta Resources, Inc.*	64,151
1,520	SM Energy Co.	92,173
3,661	Superior Energy Services, Inc.*	97,675
1,134	Tidewater, Inc.	62,472
1,005	Unit Corp.*	45,396
1,658	World Fuel Services Corp.	67,530
		1,694,501
	Financials — 6.8%

1,207	Affiliated Managers Group, Inc.*	197,948
988	Alexander & Baldwin, Inc.*	34,866
1,615	Alexandria Real Estate Equities, Inc. (REIT)	110,627
387	Alleghany Corp.*	150,930
2,403	American Campus Communities, Inc. (REIT)	98,114
1,719	American Financial Group, Inc./OH	83,475
5,095	Apollo Investment Corp.	42,238
2,890	Arthur J. Gallagher & Co.	126,235
1,606	Aspen Insurance Holdings Ltd.	59,004
3,857	Associated Banc-Corp	59,436
1,885	Astoria Financial Corp.	18,586
1,911	BancorpSouth, Inc.	32,793

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,030	Bank of Hawaii Corp.	$51,891
4,229	BioMed Realty Trust, Inc. (REIT)	88,513
1,767	BRE Properties, Inc. (REIT)	88,332
2,710	Brown & Brown, Inc.	87,452
1,940	Camden Property Trust (REIT)	134,345
1,682	Cathay General Bancorp	34,128
2,004	CBOE Holdings, Inc.	80,441
1,088	City National Corp./CA	68,283
1,770	Commerce Bancshares, Inc./MO	77,030
1,965	Corporate Office Properties Trust (REIT)	52,328
2,624	Corrections Corp. of America (REIT)	92,218
1,412	Cullen/Frost Bankers, Inc.	90,862
7,386	Duke Realty Corp. (REIT)	122,386
3,217	East West Bancorp, Inc.	84,736
2,766	Eaton Vance Corp.	114,817
1,420	Equity One, Inc. (REIT)	33,129
870	Essex Property Trust, Inc. (REIT)	136,712
1,173	Everest Re Group Ltd.	152,032
2,365	Extra Space Storage, Inc. (REIT)	99,070
1,491	Federal Realty Investment Trust (REIT)	160,655
2,158	Federated Investors, Inc., Class B	59,712
4,934	Fidelity National Financial, Inc., Class A	129,814
2,469	First American Financial Corp.	58,960
8,096	First Niagara Financial Group, Inc.	79,098
3,792	FirstMerit Corp.	71,555
4,556	Fulton Financial Corp.	52,348
590	Greenhill & Co., Inc.	29,388
1,949	Hancock Holding Co.	55,644
1,025	Hanover Insurance Group, Inc. (The)	51,486
2,310	HCC Insurance Holdings, Inc.	98,983
1,850	Highwoods Properties, Inc. (REIT)	67,377
1,183	Home Properties, Inc. (REIT)	71,891
3,160	Hospitality Properties Trust (REIT)	92,209
1,250	International Bancshares Corp.	27,225
4,371	Janus Capital Group, Inc.	38,334
1,012	Jones Lang LaSalle, Inc.	92,932
1,250	Kemper Corp.	42,675
1,720	Kilroy Realty Corp. (REIT)	91,005
2,746	Liberty Property Trust (REIT)	111,433
1,918	Mack-Cali Realty Corp. (REIT)	50,827
832	Mercury General Corp.	37,257
2,761	MSCI, Inc.*	97,298
2,659	National Retail Properties, Inc. (REIT)	95,378
10,111	New York Community Bancorp, Inc.	132,252
5,541	Old Republic International Corp.	75,413
2,594	Omega Healthcare Investors, Inc. (REIT)	84,072
928	Potlatch Corp. (REIT)	42,159
1,050	Primerica, Inc.	36,981
1,079	Prosperity Bancshares, Inc.	54,047
1,794	Protective Life Corp.	69,392
2,594	Raymond James Financial, Inc.	114,058
2,863	Rayonier, Inc. (REIT)	158,610
4,454	Realty Income Corp. (REIT)	202,434
2,076	Regency Centers Corp. (REIT)	107,122
1,697	Reinsurance Group of America, Inc.	111,815
3,092	SEI Investments Co.	94,646
4,318	Senior Housing Properties Trust (REIT)	111,620
1,060	Signature Bank/NY*	81,811
2,096	SL Green Realty Corp. (REIT)	182,310
1,020	StanCorp Financial Group, Inc.	46,339
1,028	SVB Financial Group*	79,557
18,078	Synovus Financial Corp.	49,534
1,454	Taubman Centers, Inc. (REIT)	117,163
3,743	TCF Financial Corp.	53,899
1,540	Trustmark Corp.	39,255
5,744	UDR, Inc. (REIT)	139,981
4,570	Valley National Bancorp	42,592
2,530	W. R. Berkley Corp.	103,654
1,965	Waddell & Reed Financial, Inc., Class A	90,469
2,416	Washington Federal, Inc.	42,256
2,064	Webster Financial Corp.	48,194
2,567	Weingarten Realty Investors (REIT)	81,836
624	Westamerica Bancorp.	28,099
		7,088,011
	Health Care — 2.7%

3,955	Allscripts Healthcare Solutions, Inc.*	54,777
462	Bio-Rad Laboratories, Inc., Class A*	52,520
1,106	Charles River Laboratories International, Inc.*	47,901
2,116	Community Health Systems, Inc.	101,928
1,109	Cooper Cos., Inc. (The)	125,328
1,266	Covance, Inc.*	94,418
2,620	Endo Health Solutions, Inc.*	95,106
5,906	Health Management Associates, Inc., Class A*	81,444
1,820	Health Net, Inc.*	58,003
2,011	Henry Schein, Inc.*	193,639
1,385	Hill-Rom Holdings, Inc.	50,040
1,999	HMS Holdings Corp.*	49,775
6,147	Hologic, Inc.*	127,550
1,253	IDEXX Laboratories, Inc.*	103,297
1,078	LifePoint Hospitals, Inc.*	53,609
1,199	Masimo Corp.	25,958
1,148	MEDNAX, Inc.*	106,569
696	Mettler-Toledo International, Inc.*	151,909
2,403	Omnicare, Inc.	110,610
1,453	Owens & Minor, Inc.	49,664
3,295	ResMed, Inc.	158,160
1,342	STERIS Corp.	60,846
795	Techne Corp.	52,876
941	Teleflex, Inc.	73,709
1,323	Thoratec Corp.*	41,238
1,072	United Therapeutics Corp.*	71,256
2,042	Universal Health Services, Inc., Class B	141,184
2,029	VCA Antech, Inc.*	51,861
5,010	Vertex Pharmaceuticals, Inc.*	402,353
992	WellCare Health Plans, Inc.*	51,723
		2,839,251
	Industrials — 5.0%

983	Acuity Brands, Inc.	73,794
2,405	AECOM Technology Corp.*	74,050
2,228	AGCO Corp.	123,587
1,615	Alaska Air Group, Inc.*	91,764
752	Alliant Techsystems, Inc.	59,047

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,586	AMETEK, Inc.	$241,036
2,405	B/E Aerospace, Inc.*	152,573
1,097	Brink’s Co. (The)	29,432
1,457	Carlisle Cos., Inc.	95,302
1,139	CLARCOR, Inc.	61,779
1,214	Clean Harbors, Inc.*	69,441
1,286	Con-way, Inc.	48,894
2,435	Copart, Inc.*	83,740
766	Corporate Executive Board Co. (The)	46,871
1,106	Crane Co.	66,083
1,166	Deluxe Corp.	43,608
3,098	Donaldson Co., Inc.	116,206
712	Esterline Technologies Corp.*	52,254
4,324	Exelis, Inc.	52,537
3,771	Fortune Brands Home & Security, Inc.	159,438
938	FTI Consulting, Inc.*	35,635
1,128	Gardner Denver, Inc.	85,164
1,077	GATX Corp.	53,775
1,141	General Cable Corp.*	40,346
1,135	Genesee & Wyoming, Inc., Class A*	101,072
1,397	Graco, Inc.	90,037
818	Granite Construction, Inc.	25,243
1,852	Harsco Corp.	43,300
1,340	Herman Miller, Inc.	37,667
1,032	HNI Corp.	37,947
1,225	Hubbell, Inc., Class B	123,027
1,139	Huntington Ingalls Industries, Inc.	62,895
1,895	IDEX Corp.	104,320
2,119	ITT Corp.	63,888
2,078	J.B. Hunt Transport Services, Inc.	153,065
5,157	JetBlue Airways Corp.*	32,025
3,389	KBR, Inc.	122,343
1,819	Kennametal, Inc.	78,835
1,302	Kirby Corp.*	101,660
1,068	Landstar System, Inc.	56,380
1,050	Lennox International, Inc.	67,189
1,904	Lincoln Electric Holdings, Inc.	113,859
1,765	Manpowergroup, Inc.	101,081
980	Matson, Inc.	24,667
714	Mine Safety Appliances Co.	35,643
1,073	MSC Industrial Direct Co., Inc., Class A	88,705
1,303	Nordson Corp.	92,800
2,006	Oshkosh Corp.*	79,879
4,140	R.R. Donnelley & Sons Co.	54,938
1,033	Regal-Beloit Corp.	69,738
1,512	Rollins, Inc.	38,193
1,079	SPX Corp.	85,155
2,542	Terex Corp.*	91,181
1,828	Timken Co.	103,757
1,296	Towers Watson & Co., Class A	100,673
1,817	Trinity Industries, Inc.	74,370
1,151	Triumph Group, Inc.	89,375
2,136	United Rentals, Inc.*	121,410
1,763	URS Corp.	85,400
2,383	UTi Worldwide, Inc.	37,723
539	Valmont Industries, Inc.	82,106
2,832	Waste Connections, Inc.	113,960
683	Watsco, Inc.	59,592
1,026	Werner Enterprises, Inc.	25,681
1,096	Westinghouse Air Brake Technologies Corp.	120,571
1,388	Woodward, Inc.	54,340
		5,202,046
	Information Technology — 4.6%

2,098	3D Systems Corp.*	101,795
906	ACI Worldwide, Inc.*	42,138
1,695	Acxiom Corp.*	37,273
1,425	ADTRAN, Inc.	32,946
730	Advent Software, Inc.*	24,221
1,145	Alliance Data Systems Corp.*	202,768
2,134	ANSYS, Inc.*	158,983
1,771	AOL, Inc.*	61,383
2,434	Arrow Electronics, Inc.*	96,776
10,088	Atmel Corp.*	79,393
3,145	Avnet, Inc.*	107,433
2,798	Broadridge Financial Solutions, Inc.	75,938
6,468	Cadence Design Systems, Inc.*	97,861
2,331	Ciena Corp.*	39,021
986	CommVault Systems, Inc.*	69,020
4,873	Compuware Corp.*	54,724
1,047	Concur Technologies, Inc.*	84,524
2,440	Convergys Corp.	44,335
2,247	CoreLogic, Inc.*	58,871
2,678	Cree, Inc.*	166,973
3,084	Cypress Semiconductor Corp.*	34,664
1,452	Diebold, Inc.	46,769
691	DST Systems, Inc.	47,112
1,121	Equinix, Inc.*	227,159
933	FactSet Research Systems, Inc.	91,611
815	Fair Isaac Corp.	40,000
2,917	Fairchild Semiconductor International, Inc.*	42,326
2,144	Gartner, Inc.*	121,372
1,808	Global Payments, Inc.	86,712
2,476	Informatica Corp.*	90,027
3,455	Ingram Micro, Inc., Class A*	66,025
3,343	Integrated Device Technology, Inc.*	28,482
945	InterDigital, Inc.	43,461
1,588	International Rectifier Corp.*	34,904
2,900	Intersil Corp., Class A	23,780
902	Itron, Inc.*	37,884
1,978	Jack Henry & Associates, Inc.	92,828
1,950	Lender Processing Services, Inc.	64,525
1,450	Lexmark International, Inc., Class A	44,240
544	ManTech International Corp., Class A	14,737
5,311	MEMC Electronic Materials, Inc.*	42,860
2,169	Mentor Graphics Corp.	41,189
1,822	MICROS Systems, Inc.*	76,888
2,683	Monster Worldwide, Inc.*	14,837
2,182	National Instruments Corp.	61,969
3,759	NCR Corp.*	125,551
1,519	NeuStar, Inc., Class A*	73,611
978	Plantronics, Inc.	45,184
4,064	Polycom, Inc.*	46,045
2,745	PTC, Inc.*	68,927
2,087	QLogic Corp.*	20,327
2,535	Rackspace Hosting, Inc.*	95,139
6,420	RF Micro Devices, Inc.*	35,438
3,751	Riverbed Technology, Inc.*	57,990
2,387	Rovi Corp.*	61,585
1,520	Semtech Corp.*	55,541
887	Silicon Laboratories, Inc.*	38,106

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,408	Skyworks Solutions, Inc.*	$105,175
1,411	SolarWinds, Inc.*	59,474
1,582	Solera Holdings, Inc.	86,646
3,531	Synopsys, Inc.*	128,705
867	Tech Data Corp.*	43,454
7,688	Tellabs, Inc.	15,914
3,571	TIBCO Software, Inc.*	76,169
5,862	Trimble Navigation Ltd.*	163,550
1,634	ValueClick, Inc.*	43,040
2,479	VeriFone Systems, Inc.*	57,835
3,029	Vishay Intertechnology, Inc.*	44,102
889	WEX, Inc.*	65,670
1,170	Zebra Technologies Corp., Class A*	53,422
		4,819,337
	Materials — 2.1%

2,040	Albemarle Corp.	136,517
1,520	Aptargroup, Inc.	86,214
1,687	Ashland, Inc.	150,008
1,376	Cabot Corp.	56,333
1,016	Carpenter Technology Corp.	48,931
2,675	Commercial Metals Co.	41,248
764	Compass Minerals International, Inc.	66,667
963	Cytec Industries, Inc.	68,826
798	Domtar Corp.	57,831
1,077	Eagle Materials, Inc.	79,429
698	Greif, Inc., Class A	36,366
1,232	Intrepid Potash, Inc.	23,137
3,198	Louisiana-Pacific Corp.*	56,189
1,054	Martin Marietta Materials, Inc.	114,918
805	Minerals Technologies, Inc.	34,293
246	NewMarket Corp.	67,463
1,841	Olin Corp.	45,896
2,254	Packaging Corp. of America	110,446
1,751	Reliance Steel & Aluminum Co.	115,163
1,649	Rock-Tenn Co., Class A	162,888
1,493	Royal Gold, Inc.	81,757
3,039	RPM International, Inc.	100,682
891	Scotts Miracle-Gro Co. (The), Class A	42,118
1,148	Sensient Technologies Corp.	47,378
1,038	Silgan Holdings, Inc.	48,547
2,319	Sonoco Products Co.	81,211
5,054	Steel Dynamics, Inc.	77,528
1,921	Valspar Corp. (The)	137,678
1,214	Worthington Industries, Inc.	41,737
		2,217,399
	Telecommunication Services — 0.2%

2,307	Telephone & Data Systems, Inc.	53,638
3,492	tw telecom, inc.*	99,627
		153,265
	Utilities — 1.5%

2,548	Alliant Energy Corp.	125,514
3,223	Aqua America, Inc.	100,203
2,077	Atmos Energy Corp.	87,691
1,015	Black Hills Corp.	48,182
1,398	Cleco Corp.	63,623
3,526	Great Plains Energy, Inc.	79,582
2,252	Hawaiian Electric Industries, Inc.	58,935
1,151	IDACORP, Inc.	54,362
4,336	MDU Resources Group, Inc.	112,129
1,917	National Fuel Gas Co.	117,320
5,398	NV Energy, Inc.	126,529
2,268	OGE Energy Corp.	153,929
1,829	PNM Resources, Inc.	41,006
4,020	Questar Corp.	97,726
2,599	UGI Corp.	99,256
1,887	Vectren Corp.	64,800
2,911	Westar Energy, Inc.	92,337
1,186	WGL Holdings, Inc.	50,903
		1,574,027
	Total Common Stocks (Cost $30,342,116)	31,043,945

Principal Amount
	U.S. Government & Agency Securities (a) — 31.0%
	Federal Home Loan Bank
$12,277,883	0.00%, due 06/03/13	12,277,883
	U.S. Treasury Bills
15,000,000	0.00%, due 06/13/13	14,999,570
5,000,000	0.00%, due 08/29/13	4,999,629
	Total U.S. Government & Agency Securities (Cost $32,277,082)	32,277,082

	Repurchase Agreements (a)(b) — 32.4%
33,774,370	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $33,774,517	33,774,370
	Total Repurchase Agreements (Cost $33,774,370)	33,774,370

	Total Investment Securities (Cost $96,393,568) — 93.2%	97,095,397
	Other assets less liabilities — 6.8%	7,116,502
	Net Assets — 100.0%	$104,211,899

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $10,034,187.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,000,289
Aggregate gross unrealized depreciation	(298,538)
Net unrealized appreciation	$701,751
Federal income tax cost of investments	$96,393,646

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	153	06/21/13	$18,101,430	$1,061,551

Cash collateral in the amount of $750,357 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$9,311,570	$125,989

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	16,302,065	126,052

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	20,165,949	363,083

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	10,892,911	135,769

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	9,689,098	119,471

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	10,267,490	129,496

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	56,725,777	3,879,656

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	25,965,335	3,307,849

		$8,187,365

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 13.5%
	Consumer Discretionary — 2.0%

369	1-800-Flowers.com, Inc., Class A*	$2,247
1,149	Aeropostale, Inc.*	16,787
344	AFC Enterprises, Inc.*	12,542
943	American Axle & Manufacturing Holdings, Inc.*	16,776
447	American Greetings Corp., Class A	8,225
255	American Public Education, Inc.*	9,700
113	America’s Car-Mart, Inc.*	5,095
466	Ameristar Casinos, Inc.	12,209
690	Ann, Inc.*	21,169
374	Arbitron, Inc.	17,544
179	Arctic Cat, Inc.	8,393
394	Asbury Automotive Group, Inc.*	16,233
201	Ascent Capital Group, Inc., Class A*	14,574
401	Barnes & Noble, Inc.*	9,022
159	Bassett Furniture Industries, Inc.	2,188
62	Beasley Broadcasting Group, Inc., Class A	454
348	Beazer Homes USA, Inc.*	7,204
489	bebe stores, inc.	2,670
1,322	Belo Corp., Class A	14,833
235	Big 5 Sporting Goods Corp.	4,702
17	Biglari Holdings, Inc.*	6,843
347	BJ’s Restaurants, Inc.*	13,026
297	Black Diamond, Inc.*	2,664
260	Bloomin’ Brands, Inc.*	6,048
176	Blue Nile, Inc.*	6,259
136	Blyth, Inc.	1,905
412	Bob Evans Farms, Inc.	19,018
229	Body Central Corp.*	2,814
179	Bon-Ton Stores, Inc. (The)	3,811
786	Boyd Gaming Corp.*	10,242
276	Bravo Brio Restaurant Group, Inc.*	4,968
246	Bridgepoint Education, Inc.*	3,151
167	Bright Horizons Family Solutions, Inc.*	6,020
606	Brown Shoe Co., Inc.	12,605
1,263	Brunswick Corp.	42,399
392	Buckle, Inc. (The)	20,964
262	Buffalo Wild Wings, Inc.*	25,142
659	Cabela’s, Inc.*	44,193
521	Caesars Entertainment Corp.*	7,549
65	CafePress, Inc.*	423
919	Callaway Golf Co.	6,295
180	Capella Education Co.*	7,841
732	Career Education Corp.*	2,181
250	Carmike Cinemas, Inc.*	4,430
224	Carriage Services, Inc.	4,240
215	Carrols Restaurant Group, Inc.*	1,225
388	Cato Corp. (The), Class A	9,661
97	Cavco Industries, Inc.*	4,647
259	CEC Entertainment, Inc.	10,373
711	Central European Media Enterprises Ltd., Class A*	2,375
764	Cheesecake Factory, Inc. (The)	30,499
119	Cherokee, Inc.	1,609
343	Children’s Place Retail Stores, Inc. (The)*	18,292
184	Churchill Downs, Inc.	15,445
95	Chuy’s Holdings, Inc.*	3,311
211	Citi Trends, Inc.*	2,794
395	Coinstar, Inc.*	23,005
76	Collectors Universe	991
173	Columbia Sportswear Co.	10,418
239	Conn’s, Inc.*	11,766
881	Cooper Tire & Rubber Co.	22,765
162	Core-Mark Holding Co., Inc.	9,589
1,107	Corinthian Colleges, Inc.*	2,878
272	Cracker Barrel Old Country Store, Inc.	24,333
1,271	Crocs, Inc.*	22,420
488	Crown Media Holdings, Inc., Class A*	1,000
138	CSS Industries, Inc.	3,816
123	Culp, Inc.	2,122
874	Cumulus Media, Inc., Class A*	3,243
14	Daily Journal Corp.*	1,578
2,088	Dana Holding Corp.	39,505
82	Del Frisco’s Restaurant Group, Inc.*	1,524
100	Delta Apparel, Inc.*	1,468
1,359	Denny’s Corp.*	8,195
189	Destination Maternity Corp.	4,708
593	Destination XL Group, Inc.*	2,941
390	Digital Generation, Inc.*	2,726
228	DineEquity, Inc.	16,505
819	Domino’s Pizza, Inc.	48,542
346	Dorman Products, Inc.	15,407
272	Drew Industries, Inc.	10,282
422	E.W. Scripps Co. (The), Class A*	5,760
377	Education Management Corp.*	2,435
87	Einstein Noah Restaurant Group, Inc.	1,218
345	Entercom Communications Corp., Class A*	3,202
717	Entravision Communications Corp., Class A	3,320
342	Ethan Allen Interiors, Inc.	10,729
1,107	Exide Technologies*	500
1,265	Express, Inc.*	27,577
261	Federal-Mogul Corp.*	2,545
229	Fiesta Restaurant Group, Inc.*	8,146
1,694	Fifth & Pacific Cos., Inc.*	36,404
681	Finish Line, Inc. (The), Class A	14,342
125	Fisher Communications, Inc.	5,139
156	Five Below, Inc.*	5,965
64	Flexsteel Industries, Inc.	1,455
492	Francesca’s Holdings Corp.*	14,047
521	Fred’s, Inc., Class A	8,263
44	Frisch’s Restaurants, Inc.	736
208	Fuel Systems Solutions, Inc.*	3,243
235	G-III Apparel Group Ltd.*	9,896
63	Geeknet, Inc.*	915
346	Genesco, Inc.*	23,383
418	Gentherm, Inc.*	7,700
267	Global Sources Ltd.*	1,818
120	Gordmans Stores, Inc.*	1,537
565	Grand Canyon Education, Inc.*	18,148
324	Group 1 Automotive, Inc.	20,590
630	Harte-Hanks, Inc.	5,632
271	Haverty Furniture Cos., Inc.	6,672
448	Helen of Troy Ltd.*	17,772
192	hhgregg, Inc.*	2,993
373	Hibbett Sports, Inc.*	21,272
780	Hillenbrand, Inc.	18,611
153	Hooker Furniture Corp.	2,677
596	Hot Topic, Inc.	8,338

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,489	Hovnanian Enterprises, Inc., Class A*	$9,142
505	HSN, Inc.	28,729
806	Iconix Brand Group, Inc.*	24,253
94	Ignite Restaurant Group, Inc.*	1,720
392	International Speedway Corp., Class A	13,587
548	Interval Leisure Group, Inc.	11,842
388	iRobot Corp.*	13,111
296	Isle of Capri Casinos, Inc.*	2,285
625	Jack in the Box, Inc.*	22,806
311	JAKKS Pacific, Inc.	3,141
1,166	Jamba, Inc.*	3,486
80	Johnson Outdoors, Inc., Class A*	1,980
1,161	Jones Group, Inc. (The)	16,916
394	JoS. A. Bank Clothiers, Inc.*	17,702
571	Journal Communications, Inc., Class A*	3,780
377	K12, Inc.*	11,204
1,167	KB Home	25,861
192	Kirkland’s, Inc.*	2,872
840	Krispy Kreme Doughnuts, Inc.*	14,549
731	La-Z-Boy, Inc.	13,502
713	LeapFrog Enterprises, Inc.*	6,823
290	Libbey, Inc.*	6,136
606	Life Time Fitness, Inc.*	30,203
255	LifeLock, Inc.*	2,632
137	Lifetime Brands, Inc.	1,844
431	LIN TV Corp., Class A*	5,228
339	Lincoln Educational Services Corp.	2,336
1,124	Lions Gate Entertainment Corp.*	32,371
306	Lithia Motors, Inc., Class A	15,940
1,979	Live Nation Entertainment, Inc.*	26,934
155	Loral Space & Communications, Inc.	9,334
283	Luby’s, Inc.*	2,400
389	Lumber Liquidators Holdings, Inc.*	31,941
341	M/I Homes, Inc.*	8,474
168	Mac-Gray Corp.	2,360
333	Maidenform Brands, Inc.*	6,057
258	Marcus Corp.	3,315
147	Marine Products Corp.	1,083
288	MarineMax, Inc.*	3,309
376	Marriott Vacations Worldwide Corp.*	16,638
393	Martha Stewart Living Omnimedia, Class A*	943
399	Matthews International Corp., Class A	15,302
156	Mattress Firm Holding Corp.*	5,610
819	McClatchy Co. (The), Class A*	2,047
541	MDC Holdings, Inc.	20,077
362	MDC Partners, Inc., Class A	6,382
720	Men’s Wearhouse, Inc. (The)	26,064
512	Meredith Corp.	20,982
432	Meritage Homes Corp.*	20,460
661	Modine Manufacturing Co.*	6,775
124	Monarch Casino & Resort, Inc.*	1,911
437	Monro Muffler Brake, Inc.	20,548
312	Morgans Hotel Group Co.*	2,094
249	Movado Group, Inc.	8,989
320	MTR Gaming Group, Inc.*	1,213
408	Multimedia Games Holding Co., Inc.*	10,441
78	NACCO Industries, Inc., Class A	4,370
38	Nathan’s Famous, Inc.*	1,943
133	National American University Holdings, Inc.	503
793	National CineMedia, Inc.	13,172
387	New York & Co., Inc.*	2,148
1,926	New York Times Co. (The), Class A*	20,358
160	Nexstar Broadcasting Group, Inc., Class A	4,480
402	Nutrisystem, Inc.	3,630
4,013	Office Depot, Inc.*	17,697
1,224	OfficeMax, Inc.	15,949
325	Orbitz Worldwide, Inc.*	2,454
27	Orchard Supply Hardware Stores Corp., Class A*	64
1,369	Orient-Express Hotels Ltd., Class A*	16,209
165	Overstock.com, Inc.*	4,277
198	Oxford Industries, Inc.	13,007
239	Papa John’s International, Inc.*	15,399
600	Penske Automotive Group, Inc.	19,266
747	Pep Boys-Manny Moe & Jack (The)*	9,218
72	Perfumania Holdings, Inc.*	423
168	Perry Ellis International, Inc.	3,546
287	PetMed Express, Inc.	3,843
1,373	Pier 1 Imports, Inc.	31,840
833	Pinnacle Entertainment, Inc.*	16,393
671	Pool Corp.	34,523
363	Premier Exhibitions, Inc.*	726
1,846	Quiksilver, Inc.*	14,528
124	R.G. Barry Corp.	1,777
1,406	RadioShack Corp.*	5,202
144	ReachLocal, Inc.*	2,002
236	Reading International, Inc., Class A*	1,435
195	Red Lion Hotels Corp.*	1,213
208	Red Robin Gourmet Burgers, Inc.*	10,922
814	Regis Corp.	14,986
840	Rent-A-Center, Inc.	30,727
132	Rentrak Corp.*	3,054
78	Restoration Hardware Holdings, Inc.*	4,358
902	Ruby Tuesday, Inc.*	8,343
219	rue21, inc.*	9,196
498	Ruth’s Hospitality Group, Inc.	5,578
631	Ryland Group, Inc. (The)	28,572
66	Saga Communications, Inc., Class A	3,039
1,465	Saks, Inc.*	21,726
143	Salem Communications Corp., Class A	1,067
367	Scholastic Corp.	11,098
736	Scientific Games Corp., Class A*	8,015
802	Select Comfort Corp.*	17,796
777	SHFL Entertainment, Inc.*	13,403
82	Shiloh Industries, Inc.	815
203	Shoe Carnival, Inc.	4,917
536	Shutterfly, Inc.*	26,125
887	Sinclair Broadcast Group, Inc., Class A	23,976
495	Six Flags Entertainment Corp.	36,912
535	Skechers U.S.A., Inc., Class A*	12,037
229	Skullcandy, Inc.*	1,324
917	Smith & Wesson Holding Corp.*	8,354

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
568	Sonic Automotive, Inc., Class A	$12,933
803	Sonic Corp.*	10,543
958	Sotheby’s	35,685
479	Spartan Motors, Inc.	2,898
165	Speedway Motorsports, Inc.	2,998
462	Stage Stores, Inc.	10,631
281	Standard Motor Products, Inc.	9,498
1,635	Standard Pacific Corp.*	14,470
386	Stein Mart, Inc.	4,991
216	Steiner Leisure Ltd.*	10,971
98	Steinway Musical Instruments, Inc.*	2,733
555	Steven Madden Ltd.*	26,917
1,056	Stewart Enterprises, Inc., Class A	13,728
396	Stoneridge, Inc.*	4,439
157	Strayer Education, Inc.	8,398
271	Sturm Ruger & Co., Inc.	13,626
325	Superior Industries International, Inc.	5,918
156	Systemax, Inc.	1,505
858	Tenneco, Inc.*	38,061
882	Texas Roadhouse, Inc.	20,859
130	Tilly’s, Inc., Class A*	2,148
81	Tower International, Inc.*	1,532
328	Town Sports International Holdings, Inc.	3,615
223	TRI Pointe Homes, Inc.*	3,755
365	True Religion Apparel, Inc.	11,622
591	Tuesday Morning Corp.*	5,266
305	Tumi Holdings, Inc.*	7,396
226	U.S. Auto Parts Network, Inc.*	280
199	Unifi, Inc.*	3,737
211	Universal Electronics, Inc.*	5,634
300	Universal Technical Institute, Inc.	3,534
509	Vail Resorts, Inc.	32,601
562	Valassis Communications, Inc.	14,606
19	Value Line, Inc.	173
285	Vera Bradley, Inc.*	6,697
312	Vitacost.com, Inc.*	2,552
416	Vitamin Shoppe, Inc.*	18,196
258	VOXX International Corp.*	2,869
215	West Marine, Inc.*	2,490
1,279	Wet Seal, Inc. (The), Class A*	6,344
94	Weyco Group, Inc.	2,261
32	Winmark Corp.	1,913
413	Winnebago Industries, Inc.*	8,574
779	WMS Industries, Inc.*	19,748
688	Wolverine World Wide, Inc.	36,017
383	World Wrestling Entertainment, Inc., Class A	3,730
360	Zagg, Inc.*	1,818
310	Zumiez, Inc.*	9,864
		2,868,909
	Consumer Staples — 0.5%

50	Alico, Inc.	2,308
1,235	Alliance One International, Inc.*	4,495
263	Andersons, Inc. (The)	13,397
71	Annie’s, Inc.*	2,763
16	Arden Group, Inc., Class A	1,705
743	B&G Foods, Inc.	21,384
110	Boston Beer Co., Inc. (The), Class A*	16,812
833	Boulder Brands, Inc.*	8,738
168	Calavo Growers, Inc.	4,991
204	Cal-Maine Foods, Inc.	9,127
538	Casey’s General Stores, Inc.	32,689
546	Central Garden and Pet Co., Class A*	4,144
156	Chefs’ Warehouse, Inc. (The)*	2,945
649	Chiquita Brands International, Inc.*	6,555
66	Coca-Cola Bottling Co. Consolidated	3,946
147	Craft Brew Alliance, Inc.*	1,114
1,663	Darling International, Inc.*	32,611
313	Diamond Foods, Inc.*	4,855
507	Dole Food Co., Inc.*	4,801
356	Elizabeth Arden, Inc.*	16,768
96	Farmer Bros Co.*	1,349
271	Female Health Co. (The)	2,523
539	Fresh Del Monte Produce, Inc.	14,429
40	Griffin Land & Nurseries, Inc.	1,191
550	Hain Celestial Group, Inc. (The)*	36,641
582	Harbinger Group, Inc.*	5,017
620	Harris Teeter Supermarkets, Inc.	29,140
178	Ingles Markets, Inc., Class A	3,920
231	Inter Parfums, Inc.	6,925
185	Inventure Foods, Inc.*	1,391
209	J&J Snack Foods Corp.	15,863
112	John B. Sanfilippo & Son, Inc.	2,169
261	Lancaster Colony Corp.	21,525
65	Lifeway Foods, Inc.	1,138
136	Limoneira Co.	2,643
174	Medifast, Inc.*	5,013
173	Nash Finch Co.	3,759
160	National Beverage Corp.	2,629
101	Natural Grocers by Vitamin Cottage, Inc.*	2,863
160	Nature’s Sunshine Products, Inc.	2,461
123	Nutraceutical International Corp.	2,430
71	Oil-Dri Corp. of America	1,933
277	Omega Protein Corp.*	3,025
81	Orchids Paper Products Co.	2,027
330	Pantry, Inc. (The)*	4,128
853	Pilgrim’s Pride Corp.*	10,202
371	Post Holdings, Inc.*	15,653
711	Prestige Brands Holdings, Inc.*	20,896
257	Pricesmart, Inc.	21,699
160	Revlon, Inc., Class A*	3,184
9,330	Rite Aid Corp.*	27,430
283	Roundy’s, Inc.	2,148
325	Sanderson Farms, Inc.	22,399
4	Seaboard Corp.	11,021
118	Seneca Foods Corp., Class A*	3,770
624	Snyder’s-Lance, Inc.	16,174
306	Spartan Stores, Inc.	5,438
325	Spectrum Brands Holdings, Inc.	19,594
2,060	Star Scientific, Inc.*	3,069
3,001	SUPERVALU, Inc.*	19,386
158	Susser Holdings Corp.*	7,480
245	Synutra International, Inc.*	1,152
345	Tootsie Roll Industries, Inc.	10,840
508	TreeHouse Foods, Inc.*	33,264
690	United Natural Foods, Inc.*	36,515
329	Universal Corp.	19,289
77	USANA Health Sciences, Inc.*	5,397
785	Vector Group Ltd.	12,599
119	Village Super Market, Inc., Class A	4,451
225	WD-40 Co.	12,204

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
156	Weis Markets, Inc.	$6,382
		723,916
	Energy — 0.8%
1,167	Abraxas Petroleum Corp.*	2,719
30	Adams Resources & Energy, Inc.	1,879
153	Alon USA Energy, Inc.	2,801
428	Amyris, Inc.*	1,280
129	Apco Oil and Gas International, Inc.*	1,584
470	Approach Resources, Inc.*	11,839
3,001	Arch Coal, Inc.	15,485
436	Basic Energy Services, Inc.*	5,821
740	Berry Petroleum Co., Class A	32,049
680	Bill Barrett Corp.*	15,348
121	Bolt Technology Corp.	1,972
140	Bonanza Creek Energy, Inc.*	5,201
1,478	BPZ Resources, Inc.*	2,853
506	Bristow Group, Inc.	31,802
630	C&J Energy Services, Inc.*	11,718
1,359	Cal Dive International, Inc.*	2,813
558	Callon Petroleum Co.*	2,076
560	Carrizo Oil & Gas, Inc.*	14,370
84	Ceres, Inc.*	181
83	Clayton Williams Energy, Inc.*	3,621
934	Clean Energy Fuels Corp.*	12,394
863	Cloud Peak Energy, Inc.*	16,570
680	Comstock Resources, Inc.	10,968
180	Contango Oil & Gas Co.	6,296
300	Crimson Exploration, Inc.*	864
576	Crosstex Energy, Inc.	10,973
234	CVR Energy, Inc.	14,698
112	Dawson Geophysical Co.*	4,022
240	Delek U.S. Holdings, Inc.	8,647
232	Diamondback Energy, Inc.*	7,835
568	Dril-Quip, Inc.*	51,376
352	Emerald Oil, Inc.*	2,151
658	Endeavour International Corp.*	2,145
1,115	Energy XXI Bermuda Ltd.	28,466
392	EPL Oil & Gas, Inc.*	11,936
234	Evolution Petroleum Corp.*	2,483
917	Exterran Holdings, Inc.*	26,520
209	Forbes Energy Services Ltd.*	704
1,665	Forest Oil Corp.*	7,576
339	Forum Energy Technologies, Inc.*	10,065
729	Frontline Ltd.*	1,356
748	FX Energy, Inc.*	3,059
332	GasLog Ltd.	4,445
834	Gastar Exploration Ltd.*	2,068
180	Geospace Technologies Corp.*	15,635
432	Gevo, Inc.*	773
274	Global Geophysical Services, Inc.*	978
367	Goodrich Petroleum Corp.*	4,610
353	Green Plains Renewable Energy, Inc.*	5,602
203	Gulf Island Fabrication, Inc.	4,188
379	GulfMark Offshore, Inc., Class A	17,381
1,077	Gulfport Energy Corp.*	51,362
1,575	Halcon Resources Corp.*	8,316
92	Hallador Energy Co.	726
557	Harvest Natural Resources, Inc.*	1,615
1,493	Helix Energy Solutions Group, Inc.*	35,623
2,240	Hercules Offshore, Inc.*	15,478
499	Hornbeck Offshore Services, Inc.*	25,958
1,865	ION Geophysical Corp.*	11,917
15	Isramco, Inc.*	1,466
2,135	Key Energy Services, Inc.*	13,835
373	KiOR, Inc., Class A*	1,727
345	Knightsbridge Tankers Ltd.	2,429
3,726	Kodiak Oil & Gas Corp.*	32,714
475	Lufkin Industries, Inc.	41,924
2,083	Magnum Hunter Resources Corp.*	7,145
199	Matador Resources Co.*	1,986
364	Matrix Service Co.*	6,002
1,434	McMoRan Exploration Co.*	23,847
340	Midstates Petroleum Co., Inc.*	2,322
438	Miller Energy Resources, Inc.*	1,765
180	Mitcham Industries, Inc.*	2,810
174	Natural Gas Services Group, Inc.*	3,912
1,271	Newpark Resources, Inc.*	14,172
884	Nordic American Tankers Ltd.	7,408
898	Northern Oil and Gas, Inc.*	11,827
1,989	Nuverra Environmental Solutions, Inc.*	7,558
1,129	Oasis Petroleum, Inc.*	41,954
99	Panhandle Oil and Gas, Inc., Class A	2,891
1,663	Parker Drilling Co.*	7,417
423	PDC Energy, Inc.*	21,653
779	Penn Virginia Corp.*	3,630
800	PetroQuest Energy, Inc.*	3,664
184	PHI, Inc. (Non-Voting)*	6,444
875	Pioneer Energy Services Corp.*	6,108
1,660	Quicksilver Resources, Inc.*	3,685
102	Renewable Energy Group, Inc.*	1,380
3,229	Rentech, Inc.	7,104
848	Resolute Energy Corp.*	7,140
80	REX American Resources Corp.*	2,234
610	Rex Energy Corp.*	10,132
174	RigNet, Inc.*	4,340
849	Rosetta Resources, Inc.*	39,784
164	Sanchez Energy Corp.*	3,587
287	Saratoga Resources, Inc.*	652
2,028	Scorpio Tankers, Inc.*	19,246
591	SemGroup Corp., Class A	30,921
688	Ship Finance International Ltd.	11,682
463	Solazyme, Inc.*	5,704
699	Stone Energy Corp.*	15,734
606	Swift Energy Co.*	8,217
553	Synergy Resources Corp.*	3,744
410	Targa Resources Corp.	26,412
890	Teekay Tankers Ltd., Class A	2,501
429	Tesco Corp.*	5,474
1,097	TETRA Technologies, Inc.*	11,420
205	TGC Industries, Inc.	1,728
625	Triangle Petroleum Corp.*	3,375
933	Uranerz Energy Corp.*	1,213
1,198	Uranium Energy Corp.*	2,564
818	Vaalco Energy, Inc.*	5,006
2,707	Vantage Drilling Co.*	5,197
491	W&T Offshore, Inc.	7,237
1,014	Warren Resources, Inc.*	2,971
763	Western Refining, Inc.	25,461
154	Westmoreland Coal Co.*	1,848
550	Willbros Group, Inc.*	3,702
351	ZaZa Energy Corp.*	491
		1,175,687
	Financials — 3.1%

209	1st Source Corp.	5,060
422	1st United Bancorp, Inc./FL	2,701

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
756	Acadia Realty Trust (REIT)	$19,596
104	Access National Corp.	1,345
381	AG Mortgage Investment Trust, Inc. (REIT)	8,721
186	Agree Realty Corp. (REIT)	6,199
30	Alexander’s, Inc. (REIT)	9,132
467	American Assets Trust, Inc. (REIT)	15,037
834	American Capital Mortgage Investment Corp. (REIT)	17,572
896	American Equity Investment Life Holding Co.	14,515
111	American National Bankshares, Inc.	2,408
120	American Safety Insurance Holdings Ltd.*	2,875
337	Ameris Bancorp*	5,567
257	AMERISAFE, Inc.	8,720
116	Ames National Corp.	2,381
58	AmREIT, Inc. (REIT)	1,153
379	AmTrust Financial Services, Inc.	12,518
2,038	Anworth Mortgage Asset Corp. (REIT)	11,474
443	Apollo Commercial Real Estate Finance, Inc. (REIT)	7,385
3,177	Apollo Investment Corp.	26,337
438	Apollo Residential Mortgage, Inc. (REIT)	8,348
109	Ares Commercial Real Estate Corp. (REIT)	1,767
403	Argo Group International Holdings Ltd.	15,943
203	Arlington Asset Investment Corp., Class A	5,534
5,288	ARMOUR Residential REIT, Inc. (REIT)	27,286
146	Arrow Financial Corp.	3,596
754	Ashford Hospitality Trust, Inc. (REIT)	9,960
224	Asset Acceptance Capital Corp.*	1,521
700	Associated Estates Realty Corp. (REIT)	11,501
139	Asta Funding, Inc.	1,277
1,232	Astoria Financial Corp.	12,148
140	AV Homes, Inc.*	1,854
129	Baldwin & Lyons, Inc., Class B	3,056
91	Bancfirst Corp.	3,900
399	Banco Latinoamericano de Comercio Exterior S.A., Class E	9,149
458	Bancorp, Inc. (The)/DE*	6,581
1,335	BancorpSouth, Inc.	22,909
655	Bank Mutual Corp.	3,734
83	Bank of Kentucky Financial Corp.	2,154
76	Bank of Marin Bancorp	2,961
413	Bank of the Ozarks, Inc.	18,027
298	BankFinancial Corp.	2,378
272	Banner Corp.	8,726
55	Bar Harbor Bankshares	1,977
1,103	BBCN Bancorp, Inc.	14,218
464	Beneficial Mutual Bancorp, Inc.*	3,967
60	Berkshire Bancorp, Inc./NY	486
349	Berkshire Hills Bancorp, Inc.	9,364
1,463	BGC Partners, Inc., Class A	8,061
1,042	BlackRock Kelso Capital Corp.	10,378
167	BofI Holding, Inc.*	7,819
1,105	Boston Private Financial Holdings, Inc.	10,884
122	Bridge Bancorp, Inc.	2,612
131	Bridge Capital Holdings*	1,990
990	Brookline Bancorp, Inc.	8,395
162	Bryn Mawr Bank Corp.	3,674
116	BSB Bancorp, Inc./MA*	1,582
45	C&F Financial Corp.	2,160
272	Calamos Asset Management, Inc., Class A	2,861
32	California First National Bancorp	527
109	Camden National Corp.	4,098
911	Campus Crest Communities, Inc. (REIT)	11,524
159	Cape Bancorp, Inc.	1,490
136	Capital Bank Financial Corp., Class A*	2,434
165	Capital City Bank Group, Inc.*	1,879
42	Capital Southwest Corp.	5,791
1,256	CapLease, Inc. (REIT)	10,827
1,395	Capstead Mortgage Corp. (REIT)	17,131
413	Cardinal Financial Corp.	6,253
86	Cascade Bancorp*	495
415	Cash America International, Inc.	19,800
1,113	Cathay General Bancorp	22,583
847	Cedar Realty Trust, Inc. (REIT)	4,870
168	Center Bancorp, Inc.	2,181
425	CenterState Banks, Inc.	3,647
306	Central Pacific Financial Corp.*	5,612
49	Century Bancorp, Inc./MA, Class A	1,739
116	Charter Financial Corp./MD	1,160
246	Chatham Lodging Trust (REIT)	4,563
389	Chemical Financial Corp.	10,149
687	Chesapeake Lodging Trust (REIT)	15,492
91	CIFC Corp.*	700
173	Citizens & Northern Corp.	3,374
550	Citizens, Inc./TX*	3,344
221	City Holding Co.	8,756
121	Clifton Savings Bancorp, Inc.	1,435
176	CNB Financial Corp./PA	2,915
2,843	CNO Financial Group, Inc.	35,083
493	CoBiz Financial, Inc.	4,264
261	Cohen & Steers, Inc.	9,850
1,243	Colonial Properties Trust (REIT)	27,483
913	Colony Financial, Inc. (REIT)	20,223
720	Columbia Banking System, Inc.	15,725
558	Community Bank System, Inc.	16,383
197	Community Trust Bancorp, Inc.	6,930
25	ConnectOne Bancorp, Inc.*	725
61	Consolidated-Tomoka Land Co.	2,227
290	Coresite Realty Corp. (REIT)	9,315
1,476	Cousins Properties, Inc. (REIT)	15,232
1,237	Cowen Group, Inc., Class A*	3,822
370	Crawford & Co., Class B	2,516
104	Credit Acceptance Corp.*	11,841
50	Crescent Financial Bancshares, Inc.*	209
1,889	CubeSmart (REIT)	29,563
1,247	CVB Financial Corp.	14,303
268	CyrusOne, Inc. (REIT)	5,810
2,473	CYS Investments, Inc. (REIT)	25,422
3,857	DCT Industrial Trust, Inc. (REIT)	28,465
572	DFC Global Corp.*	8,523
38	Diamond Hill Investment Group, Inc.	3,108

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,657	DiamondRock Hospitality Co. (REIT)	$25,268
444	Dime Community Bancshares, Inc.	6,398
110	Donegal Group, Inc., Class A	1,628
1,816	Doral Financial Corp.*	1,834
867	DuPont Fabros Technology, Inc. (REIT)	21,007
768	Dynex Capital, Inc. (REIT)	7,811
304	Eagle Bancorp, Inc.*	6,832
94	Eastern Insurance Holdings, Inc.	1,732
423	EastGroup Properties, Inc. (REIT)	24,860
1,598	Education Realty Trust, Inc. (REIT)	16,715
275	eHealth, Inc.*	6,771
63	EMC Insurance Group, Inc.	1,747
447	Employers Holdings, Inc.	11,059
291	Encore Capital Group, Inc.*	10,380
119	Enstar Group Ltd.*	15,026
84	Enterprise Bancorp, Inc./MA	1,390
252	Enterprise Financial Services Corp.	3,848
662	EPR Properties (REIT)	34,702
776	Equity One, Inc. (REIT)	18,104
175	ESB Financial Corp.	2,196
132	ESSA Bancorp, Inc.	1,444
316	EverBank Financial Corp.	4,961
404	Evercore Partners, Inc., Class A	16,047
664	Excel Trust, Inc. (REIT)	8,871
678	EZCORP, Inc., Class A*	12,970
266	Farmers National Banc Corp.	1,673
136	FBL Financial Group, Inc., Class A	5,588
124	FBR & Co.*	3,001
141	Federal Agricultural Mortgage Corp., Class C	4,240
1,756	FelCor Lodging Trust, Inc. (REIT)*	10,817
138	Fidelity Southern Corp.*	1,771
193	Fidus Investment Corp.	3,671
1,692	Fifth Street Finance Corp.	17,766
689	Financial Engines, Inc.	29,710
195	Financial Institutions, Inc.	3,804
1,501	First American Financial Corp.	35,844
135	First Bancorp, Inc./ME	2,152
994	First BanCorp./Puerto Rico*	6,073
249	First Bancorp/NC	3,548
1,052	First Busey Corp.	4,608
317	First California Financial Group, Inc.*	2,695
404	First Cash Financial Services, Inc.*	21,739
1,408	First Commonwealth Financial Corp.	10,152
250	First Community Bancshares, Inc./VA	3,808
240	First Connecticut Bancorp, Inc./CT	3,418
138	First Defiance Financial Corp.	3,030
49	First Federal Bancshares of Arkansas, Inc.*	478
827	First Financial Bancorp	12,744
445	First Financial Bankshares, Inc.	24,475
158	First Financial Corp./IN	4,859
234	First Financial Holdings, Inc.	4,930
226	First Financial Northwest, Inc.	2,246
1,520	First Industrial Realty Trust, Inc. (REIT)	25,673
230	First Interstate BancSystem, Inc.	4,552
823	First Marblehead Corp. (The)*	971
405	First Merchants Corp.	6,707
1,059	First Midwest Bancorp, Inc./IL	13,936
109	First of Long Island Corp. (The)	3,426
150	First Pactrust Bancorp, Inc.	1,976
817	First Potomac Realty Trust (REIT)	11,177
2,326	FirstMerit Corp.	43,892
437	Flushing Financial Corp.	6,830
1,973	FNB Corp./PA	22,690
141	FNB United Corp.*	1,201
490	Forestar Group, Inc.*	11,304
95	Fortegra Financial Corp.*	694
180	Fox Chase Bancorp, Inc.	2,983
179	Franklin Financial Corp./VA	3,247
1,238	Franklin Street Properties Corp. (REIT)	16,862
315	FXCM, Inc., Class A	4,369
210	Gain Capital Holdings, Inc.	1,124
91	GAMCO Investors, Inc., Class A	4,855
1,005	Geo Group, Inc. (The) (REIT)	34,994
179	German American Bancorp, Inc.	3,913
363	Getty Realty Corp. (REIT)	7,608
975	GFI Group, Inc.	3,968
1,017	Glacier Bancorp, Inc.	19,770
297	Gladstone Capital Corp.	2,498
180	Gladstone Commercial Corp. (REIT)	3,517
369	Gladstone Investment Corp.	2,683
1,972	Glimcher Realty Trust (REIT)	23,033
145	Global Indemnity plc*	3,286
314	Golub Capital BDC, Inc.	5,498
608	Government Properties Income Trust (REIT)	14,780
649	Gramercy Property Trust, Inc. (REIT)*	2,933
144	Great Southern Bancorp, Inc.	3,875
339	Green Dot Corp., Class A*	6,092
411	Greenhill & Co., Inc.	20,472
397	Greenlight Capital Re Ltd., Class A*	9,603
273	GSV Capital Corp.*	2,222
215	Guaranty Bancorp	2,322
17	Gyrodyne Co. of America, Inc. (REIT)	1,244
202	Hallmark Financial Services, Inc.*	1,836
1,079	Hancock Holding Co.	30,805
445	Hanmi Financial Corp.*	7,004
438	Harris & Harris Group, Inc.*	1,533
63	Health Insurance Innovations, Inc., Class A*	633
1,233	Healthcare Realty Trust, Inc. (REIT)	32,810
205	Heartland Financial USA, Inc.	5,584
862	Hercules Technology Growth Capital, Inc.	11,551
293	Heritage Commerce Corp.*	1,978
219	Heritage Financial Corp./WA	3,024
116	Heritage Financial Group, Inc.	1,658
284	Heritage Oaks Bancorp*	1,681
2,431	Hersha Hospitality Trust (REIT)	13,905
461	HFF, Inc., Class A	8,671
1,110	Highwoods Properties, Inc. (REIT)	40,426
561	Hilltop Holdings, Inc.*	8,976
18	Hingham Institution for Savings	1,147
97	Home Bancorp, Inc.*	1,699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
312	Home BancShares, Inc./AR	$13,135
206	Home Federal Bancorp, Inc./ID	2,511
749	Home Loan Servicing Solutions Ltd.	17,107
119	Homeowners Choice, Inc.	4,136
123	HomeStreet, Inc.	2,812
299	HomeTrust Bancshares, Inc.*	4,859
561	Horace Mann Educators Corp.	13,632
92	Horizon Bancorp/IN	1,801
111	Horizon Technology Finance Corp.	1,556
608	Hudson Pacific Properties, Inc. (REIT)	13,127
220	Hudson Valley Holding Corp.	3,940
417	Iberiabank Corp.	21,492
526	ICG Group, Inc.*	5,844
115	Independence Holding Co.	1,289
314	Independent Bank Corp./MA	10,346
167	Infinity Property & Casualty Corp.	9,644
1,082	Inland Real Estate Corp. (REIT)	11,112
753	International Bancshares Corp.	16,400
195	INTL FCStone, Inc.*	3,461
1,887	Invesco Mortgage Capital, Inc. (REIT)	35,193
549	Investment Technology Group, Inc.*	7,582
625	Investors Bancorp, Inc.	12,363
1,384	Investors Real Estate Trust (REIT)	12,456
17	Investors Title Co.	1,218
1,193	iStar Financial, Inc. (REIT)*	14,209
184	JAVELIN Mortgage Investment Corp. (REIT)	2,832
226	JMP Group, Inc.	1,548
58	Kansas City Life Insurance Co.	2,197
379	KCAP Financial, Inc.	4,173
214	Kearny Financial Corp.*	2,119
697	Kennedy-Wilson Holdings, Inc.	11,961
1,113	Kite Realty Group Trust (REIT)	6,756
2,569	Knight Capital Group, Inc., Class A*	9,325
1,456	Ladenburg Thalmann Financial Services, Inc.*	2,300
418	Lakeland Bancorp, Inc.	4,142
231	Lakeland Financial Corp.	6,371
1,350	LaSalle Hotel Properties (REIT)	35,640
2,160	Lexington Realty Trust (REIT)	27,194
491	LTC Properties, Inc. (REIT)	20,431
709	Maiden Holdings Ltd.	7,572
432	Main Street Capital Corp.	12,528
286	MainSource Financial Group, Inc.	3,975
192	Manning & Napier, Inc.	3,819
4	Markel Corp.*	1,856
516	MarketAxess Holdings, Inc.	22,374
116	Marlin Business Services Corp.	2,712
773	MB Financial, Inc.	19,719
1,029	MCG Capital Corp.	5,094
714	Meadowbrook Insurance Group, Inc.	5,726
253	Medallion Financial Corp.	3,760
2,117	Medical Properties Trust, Inc. (REIT)	31,416
469	Medley Capital Corp.	6,824
122	Mercantile Bank Corp.	2,048
72	Merchants Bancshares, Inc.	2,043
120	Meridian Interstate Bancorp, Inc.*	2,161
200	Metro Bancorp, Inc.*	3,862
223	MetroCorp Bancshares, Inc.*	2,181
4,455	MGIC Investment Corp.*	27,532
120	MicroFinancial, Inc.	870
76	Middleburg Financial Corp.	1,448
118	MidSouth Bancorp, Inc.	1,746
96	MidWestOne Financial Group, Inc.	2,275
600	Monmouth Real Estate Investment Corp., Class A (REIT)	6,156
670	Montpelier Re Holdings Ltd.	16,743
338	MVC Capital, Inc.	4,299
59	NASB Financial, Inc.*	1,446
102	National Bank Holdings Corp., Class A	1,850
98	National Bankshares, Inc.	3,272
574	National Financial Partners Corp.*	14,471
346	National Health Investors, Inc. (REIT)	21,545
88	National Interstate Corp.	2,553
1,745	National Penn Bancshares, Inc.	17,241
31	National Western Life Insurance Co., Class A	6,076
271	Nationstar Mortgage Holdings, Inc.*	11,032
141	Navigators Group, Inc. (The)*	8,223
617	NBT Bancorp, Inc.	12,266
338	Nelnet, Inc., Class A	13,202
400	Netspend Holdings, Inc.*	6,404
352	New Mountain Finance Corp.	5,361
901	New York Mortgage Trust, Inc. (REIT)	6,091
369	NewStar Financial, Inc.*	4,723
306	NGP Capital Resources Co.	2,081
141	Nicholas Financial, Inc.	2,092
291	Northfield Bancorp, Inc./NJ	3,335
91	Northrim BanCorp, Inc.	2,027
2,737	NorthStar Realty Finance Corp. (REIT)	23,073
1,380	Northwest Bancshares, Inc.	17,112
203	OceanFirst Financial Corp.	2,812
1,519	Ocwen Financial Corp.*	64,983
644	OFG Bancorp	11,450
94	OFS Capital Corp.	1,078
1,433	Old National Bancorp/IN	19,145
1,584	Omega Healthcare Investors, Inc. (REIT)	51,337
158	OmniAmerican Bancorp, Inc.*	3,519
162	One Liberty Properties, Inc. (REIT)	4,285
321	OneBeacon Insurance Group Ltd., Class A	4,565
145	Oppenheimer Holdings, Inc., Class A	2,880
643	Oritani Financial Corp.	9,857
257	Pacific Continental Corp.	2,878
151	Pacific Mercantile Bancorp*	837
429	PacWest Bancorp	12,368
160	Park National Corp.	11,053
630	Park Sterling Corp.*	3,686
374	Parkway Properties, Inc./MD (REIT)	6,425
125	Peapack Gladstone Financial Corp.	1,918
859	Pebblebrook Hotel Trust (REIT)	22,540
926	PennantPark Investment Corp.	10,316
54	Penns Woods Bancorp, Inc.	2,192
961	Pennsylvania Real Estate Investment Trust (REIT)	19,114

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
833	PennyMac Mortgage Investment Trust (REIT)	$18,034
151	Peoples Bancorp, Inc./OH	3,026
82	Peoples Federal Bancshares, Inc.	1,489
801	PHH Corp.*	16,148
82	Phoenix Cos., Inc. (The)*	3,457
322	PICO Holdings, Inc.*	7,274
489	Pinnacle Financial Partners, Inc.*	12,274
244	Piper Jaffray Cos.*	8,713
463	Platinum Underwriters Holdings Ltd.	26,437
242	Portfolio Recovery Associates, Inc.*	36,849
570	Potlatch Corp. (REIT)	25,895
166	Preferred Bank/CA*	2,684
626	Primerica, Inc.	22,048
910	PrivateBancorp, Inc.	17,618
3,054	Prospect Capital Corp.	31,731
671	Prosperity Bancshares, Inc.	33,610
130	Provident Financial Holdings, Inc.	1,979
851	Provident Financial Services, Inc.	12,952
559	Provident New York Bancorp	5,143
260	PS Business Parks, Inc. (REIT)	19,841
138	Pzena Investment Management, Inc., Class A	936
2,443	Radian Group, Inc.	31,441
989	RAIT Financial Trust (REIT)	7,586
843	Ramco-Gershenson Properties Trust (REIT)	13,159
1,118	Redwood Trust, Inc. (REIT)	21,421
68	Regional Management Corp.*	1,605
355	Renasant Corp.	8,460
141	Republic Bancorp, Inc./KY, Class A	3,357
170	Resource America, Inc., Class A	1,634
1,761	Resource Capital Corp. (REIT)	10,901
939	Retail Opportunity Investments Corp. (REIT)	13,184
300	RLI Corp.	22,524
1,735	RLJ Lodging Trust (REIT)	40,183
404	Rockville Financial, Inc.	5,268
103	Roma Financial Corp.	1,756
313	Rouse Properties, Inc. (REIT)	6,294
464	Ryman Hospitality Properties, Inc. (REIT)	17,753
409	S&T Bancorp, Inc.	7,910
172	S.Y. Bancorp, Inc.	4,145
524	Sabra Health Care REIT, Inc. (REIT)	14,174
294	Safeguard Scientifics, Inc.*	4,639
179	Safety Insurance Group, Inc.	9,372
341	Sandy Spring Bancorp, Inc.	7,304
107	Saul Centers, Inc. (REIT)	4,793
234	SCBT Financial Corp.	11,712
1,039	Seacoast Banking Corp. of Florida*	2,192
164	Select Income REIT (REIT)	4,466
775	Selective Insurance Group, Inc.	18,391
150	SI Financial Group, Inc.	1,572
171	Sierra Bancorp	2,344
467	Silver Bay Realty Trust Corp. (REIT)	8,327
242	Simmons First National Corp., Class A	6,227
119	Simplicity Bancorp, Inc.	1,672
632	Solar Capital Ltd.	14,536
163	Solar Senior Capital Ltd.	3,019
257	Southside Bancshares, Inc.	5,818
275	Southwest Bancorp, Inc./OK*	3,674
431	Sovran Self Storage, Inc. (REIT)	27,959
471	Spirit Realty Capital, Inc. (REIT)	9,453
514	STAG Industrial, Inc. (REIT)	11,308
2,349	Starwood Property Trust, Inc. (REIT)	59,594
209	State Auto Financial Corp.	3,816
448	State Bank Financial Corp.	6,931
326	StellarOne Corp.	5,102
437	Sterling Bancorp/NY	5,222
379	Sterling Financial Corp./WA	8,573
300	Stewart Information Services Corp.	8,307
864	Stifel Financial Corp.*	31,112
2,559	Strategic Hotels & Resorts, Inc. (REIT)*	20,574
138	Suffolk Bancorp*	2,078
793	Summit Hotel Properties, Inc. (REIT)	7,827
563	Sun Bancorp, Inc./NJ*	1,734
507	Sun Communities, Inc. (REIT)	25,335
2,291	Sunstone Hotel Investors, Inc. (REIT)*	27,629
2,656	Susquehanna Bancshares, Inc.	31,899
412	SWS Group, Inc.*	2,468
1,094	Symetra Financial Corp.	15,272
230	Taylor Capital Group, Inc.*	3,820
98	TCP Capital Corp.	1,568
186	Tejon Ranch Co.*	5,610
271	Terreno Realty Corp. (REIT)	5,157
156	Territorial Bancorp, Inc.	3,610
567	Texas Capital Bancshares, Inc.*	25,039
213	THL Credit, Inc.	3,231
455	Thomas Properties Group, Inc.	2,462
735	TICC Capital Corp.	7,210
157	Tompkins Financial Corp.	6,522
557	Tower Group International Ltd.	10,767
372	TowneBank/VA	5,409
85	Tree.com, Inc.	1,675
385	Triangle Capital Corp.	10,942
226	Trico Bancshares	4,511
1,324	TrustCo Bank Corp./NY	7,401
947	Trustmark Corp.	24,139
5,064	Two Harbors Investment Corp. (REIT)	55,856
456	UMB Financial Corp.	24,209
211	UMH Properties, Inc. (REIT)	2,224
1,582	Umpqua Holdings Corp.	21,389
286	Union First Market Bankshares Corp.	5,726
711	United Bankshares, Inc./WV	18,493
590	United Community Banks, Inc./GA*	6,992
282	United Financial Bancorp, Inc.	4,306
285	United Fire Group, Inc.	7,652
168	Universal Health Realty Income Trust (REIT)	7,589
264	Universal Insurance Holdings, Inc.	1,761
237	Univest Corp. of Pennsylvania	4,245
351	Urstadt Biddle Properties, Inc., Class A (REIT)	7,392
476	ViewPoint Financial Group, Inc.	9,011
379	Virginia Commerce Bancorp, Inc.*	5,154
86	Virtus Investment Partners, Inc.*	19,940

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
161	Walker & Dunlop, Inc.*	$3,054
505	Walter Investment Management Corp.*	18,387
218	Washington Banking Co.	2,974
938	Washington Real Estate Investment Trust (REIT)	26,095
204	Washington Trust Bancorp, Inc.	5,688
103	Waterstone Financial, Inc.*	818
1,020	Webster Financial Corp.	23,817
360	WesBanco, Inc.	9,018
221	West Bancorp., Inc.	2,559
394	Westamerica Bancorp.	17,742
1,030	Western Alliance Bancorp.*	15,141
264	Western Asset Mortgage Capital Corp. (REIT)	4,844
312	Westfield Financial, Inc.	2,346
94	Westwood Holdings Group, Inc.	4,018
94	WhiteHorse Finance, Inc.	1,447
206	Whitestone REIT (REIT)	3,380
874	Wilshire Bancorp, Inc.*	5,768
412	Winthrop Realty Trust (REIT)	5,113
513	Wintrust Financial Corp.	19,361
828	WisdomTree Investments, Inc.*	10,300
137	World Acceptance Corp.*	12,653
108	WSFS Financial Corp.	5,426
80	ZAIS Financial Corp. (REIT)	1,430
		4,486,569
	Health Care — 1.7%

307	Abaxis, Inc.	13,511
472	Abiomed, Inc.*	10,181
381	Acadia Healthcare Co., Inc.*	12,722
796	Accretive Health, Inc.*	9,058
1,008	Accuray, Inc.*	5,413
1,028	Achillion Pharmaceuticals, Inc.*	8,574
567	Acorda Therapeutics, Inc.*	18,966
171	Acura Pharmaceuticals, Inc.*	386
398	Aegerion Pharmaceuticals, Inc.*	28,986
510	Affymax, Inc.*	1,056
998	Affymetrix, Inc.*	3,742
346	Agenus, Inc.*	1,394
544	Air Methods Corp.	20,367
804	Akorn, Inc.*	11,682
1,016	Align Technology, Inc.*	36,322
1,731	Alkermes plc*	54,094
117	Almost Family, Inc.	2,313
778	Alnylam Pharmaceuticals, Inc.*	23,830
773	Alphatec Holdings, Inc.*	1,507
302	AMAG Pharmaceuticals, Inc.*	5,587
426	Amedisys, Inc.*	5,248
426	Amicus Therapeutics, Inc.*	1,419
628	AMN Healthcare Services, Inc.*	8,409
363	Ampio Pharmaceuticals, Inc.*	2,062
447	Amsurg Corp.*	15,882
260	Anacor Pharmaceuticals, Inc.*	1,422
173	Analogic Corp.	13,752
347	AngioDynamics, Inc.*	3,775
167	Anika Therapeutics, Inc.*	2,465
1,512	Antares Pharma, Inc.*	6,139
3,065	Arena Pharmaceuticals, Inc.*	27,095
833	Arqule, Inc.*	2,257
1,642	Array BioPharma, Inc.*	9,589
391	ArthroCare Corp.*	13,267
274	Assisted Living Concepts, Inc., Class A*	3,261
1,316	Astex Pharmaceuticals, Inc.*	6,383
507	athenahealth, Inc.*	42,867
255	AtriCure, Inc.*	2,308
22	Atrion Corp.	4,851
684	Auxilium Pharmaceuticals, Inc.*	10,205
2,051	AVANIR Pharmaceuticals, Inc., Class A*	6,809
649	AVEO Pharmaceuticals, Inc.*	1,661
209	BG Medicine, Inc.*	376
751	BioCryst Pharmaceuticals, Inc.*	1,284
380	BioDelivery Sciences International, Inc.*	1,672
348	Bio-Reference Labs, Inc.*	10,736
2	Biosante Pharmaceuticals, Inc.*	2
707	BioScrip, Inc.*	9,884
70	BioSpecifics Technologies Corp.*	1,112
478	BioTime, Inc.*	2,270
850	Cadence Pharmaceuticals, Inc.*	5,652
419	Cambrex Corp.*	5,765
300	Cantel Medical Corp.	10,212
398	Capital Senior Living Corp.*	10,447
261	Cardiovascular Systems, Inc.*	5,364
1,139	Celldex Therapeutics, Inc.*	14,568
60	Cempra, Inc.*	482
728	Centene Corp.*	36,036
928	Cepheid, Inc.*	32,257
986	Cerus Corp.*	5,068
272	Chemed Corp.	19,045
90	ChemoCentryx, Inc.*	1,216
163	Chindex International, Inc.*	2,641
193	Clovis Oncology, Inc.*	7,060
390	Codexis, Inc.*	897
156	Computer Programs & Systems, Inc.	7,812
468	Conceptus, Inc.*	14,499
400	CONMED Corp.	13,172
696	Corcept Therapeutics, Inc.*	1,267
121	Cornerstone Therapeutics, Inc.*	1,058
286	Coronado Biosciences, Inc.*	2,826
86	Corvel Corp.*	4,466
384	Cross Country Healthcare, Inc.*	2,001
390	CryoLife, Inc.	2,414
895	Cubist Pharmaceuticals, Inc.*	49,180
157	Cumberland Pharmaceuticals, Inc.*	761
1,117	Curis, Inc.*	4,189
389	Cyberonics, Inc.*	18,559
174	Cynosure, Inc., Class A*	4,334
865	Cytori Therapeutics, Inc.*	2,128
2,177	Dendreon Corp.*	8,708
788	Depomed, Inc.*	4,539
173	Derma Sciences, Inc.*	2,308
969	DexCom, Inc.*	20,184
753	Discovery Laboratories, Inc.*	1,348
177	Durata Therapeutics, Inc.*	1,301
1,544	Dyax Corp.*	4,848
2,585	Dynavax Technologies Corp.*	6,747
366	Emergent Biosolutions, Inc.*	5,197
457	Emeritus Corp.*	11,617
418	Endocyte, Inc.*	5,722
782	Endologix, Inc.*	10,510
246	Ensign Group, Inc. (The)	8,873
510	EnteroMedics, Inc.*	673
549	Enzon Pharmaceuticals, Inc.	1,680
900	Exact Sciences Corp.*	10,116
121	Exactech, Inc.*	2,202
413	ExamWorks Group, Inc.*	7,707

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,591	Exelixis, Inc.*	$12,540
601	Five Star Quality Care, Inc.*	3,083
343	Fluidigm Corp.*	5,845
104	Furiex Pharmaceuticals, Inc.*	3,845
227	Genomic Health, Inc.*	8,281
430	Gentiva Health Services, Inc.*	4,584
1,867	Geron Corp.*	2,035
135	Globus Medical, Inc., Class A*	1,971
334	Greatbatch, Inc.*	10,758
112	Greenway Medical Technologies, Inc.*	1,344
374	GTx, Inc.*	2,210
716	Haemonetics Corp.*	29,556
1,269	Halozyme Therapeutics, Inc.*	8,972
482	Hanger, Inc.*	15,381
775	Hansen Medical, Inc.*	1,325
350	Harvard Bioscience, Inc.*	1,778
1,233	HealthSouth Corp.*	36,115
276	HealthStream, Inc.*	7,391
472	Healthways, Inc.*	6,348
231	HeartWare International, Inc.*	21,083
151	Hi-Tech Pharmacal Co., Inc.	4,826
1,215	HMS Holdings Corp.*	30,253
545	Horizon Pharma, Inc.*	1,292
60	Hyperion Therapeutics, Inc.*	1,204
177	ICU Medical, Inc.*	12,636
1,274	Idenix Pharmaceuticals, Inc.*	6,039
723	ImmunoCellular Therapeutics Ltd.*	1,764
1,180	ImmunoGen, Inc.*	21,677
1,020	Immunomedics, Inc.*	3,988
947	Impax Laboratories, Inc.*	17,946
422	Infinity Pharmaceuticals, Inc.*	11,373
738	Insulet Corp.*	22,037
276	Integra LifeSciences Holdings Corp.*	10,458
67	Intercept Pharmaceuticals, Inc.*	2,240
1,151	InterMune, Inc.*	11,372
450	Invacare Corp.	6,975
234	IPC The Hospitalist Co., Inc.*	11,410
1,183	Ironwood Pharmaceuticals, Inc.*	15,793
1,579	Isis Pharmaceuticals, Inc.*	34,185
587	Jazz Pharmaceuticals plc*	39,898
124	KaloBios Pharmaceuticals, Inc.*	702
1,151	Keryx Biopharmaceuticals, Inc.*	9,220
748	Kindred Healthcare, Inc.*	10,098
72	KYTHERA Biopharmaceuticals, Inc.*	1,540
134	Landauer, Inc.	7,126
226	Lannett Co., Inc.*	2,592
2,989	Lexicon Pharmaceuticals, Inc.*	7,144
209	LHC Group, Inc.*	4,596
246	Ligand Pharmaceuticals, Inc., Class B*	7,358
86	LipoScience, Inc.*	581
589	Luminex Corp.*	11,350
386	Magellan Health Services, Inc.*	21,037
557	MAKO Surgical Corp.*	6,885
1,902	MannKind Corp.*	12,686
706	Masimo Corp.	15,285
392	Maxygen, Inc.	929
825	MedAssets, Inc.*	13,530
779	Medicines Co. (The)*	25,092
331	Medidata Solutions, Inc.*	22,846
834	Merge Healthcare, Inc.*	2,752
583	Meridian Bioscience, Inc.	12,599
594	Merit Medical Systems, Inc.*	5,863
215	Merrimack Pharmaceuticals, Inc.*	1,191
423	Molina Healthcare, Inc.*	15,989
662	Momenta Pharmaceuticals, Inc.*	8,712
180	MWI Veterinary Supply, Inc.*	21,872
149	National Healthcare Corp.	7,076
124	National Research Corp., Class A*	2,027
416	Natus Medical, Inc.*	5,861
1,510	Navidea Biopharmaceuticals, Inc.*	3,654
1,620	Nektar Therapeutics*	15,341
333	Neogen Corp.*	18,139
937	Neurocrine Biosciences, Inc.*	12,115
221	NewLink Genetics Corp.*	3,605
1,834	Novavax, Inc.*	3,503
1,312	NPS Pharmaceuticals, Inc.*	20,664
610	NuVasive, Inc.*	13,249
732	NxStage Medical, Inc.*	10,211
421	Omeros Corp.*	2,231
475	Omnicell, Inc.*	8,612
206	OncoGenex Pharmaceutical, Inc.*	2,122
808	Oncothyreon, Inc.*	1,495
1,510	Opko Health, Inc.*	9,981
665	Optimer Pharmaceuticals, Inc.*	9,895
766	OraSure Technologies, Inc.*	3,355
1,165	Orexigen Therapeutics, Inc.*	7,374
265	Orthofix International N.V.*	7,325
233	Osiris Therapeutics, Inc.*	2,619
898	Owens & Minor, Inc.	30,694
574	Pacific Biosciences of California, Inc.*	1,521
261	Pacira Pharmaceuticals, Inc.*	7,647
537	Pain Therapeutics, Inc.*	1,434
292	Palomar Medical Technologies, Inc.*	3,951
804	PAREXEL International Corp.*	36,735
142	PDI, Inc.*	618
1,978	PDL BioPharma, Inc.	16,319
143	Pernix Therapeutics Holdings*	516
811	Pharmacyclics, Inc.*	74,321
417	PharMerica Corp.*	6,509
185	PhotoMedex, Inc.*	3,017
376	Pozen, Inc.*	1,993
646	Progenics Pharmaceuticals, Inc.*	2,571
184	Providence Service Corp. (The)*	4,850
559	Quality Systems, Inc.	9,995
760	Questcor Pharmaceuticals, Inc.	25,969
399	Quidel Corp.*	9,540
784	Raptor Pharmaceutical Corp.*	5,951
183	Regulus Therapeutics, Inc.*	1,640
436	Repligen Corp.*	3,610
264	Repros Therapeutics, Inc.*	4,572
1,206	Rigel Pharmaceuticals, Inc.*	5,572
150	Rochester Medical Corp.*	2,135
555	Rockwell Medical, Inc.*	2,292
789	RTI Biologics, Inc.*	3,195
133	Sagent Pharmaceuticals, Inc.*	2,395
743	Sangamo Biosciences, Inc.*	5,944
774	Santarus, Inc.*	17,237
803	Sciclone Pharmaceuticals, Inc.*	3,862
1,344	Seattle Genetics, Inc.*	46,126
495	Select Medical Holdings Corp.	3,911
1,619	Sequenom, Inc.*	6,703
497	SIGA Technologies, Inc.*	1,854
271	Skilled Healthcare Group, Inc., Class A*	1,921
968	Solta Medical, Inc.*	2,081

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
575	Spectranetics Corp. (The)*	$10,753
841	Spectrum Pharmaceuticals, Inc.	6,905
513	Staar Surgical Co.*	4,566
817	STERIS Corp.	37,043
153	Sucampo Pharmaceuticals, Inc., Class A*	1,296
419	Sunesis Pharmaceuticals, Inc.*	2,258
61	Supernus Pharmaceuticals, Inc.*	422
181	SurModics, Inc.*	4,297
518	Symmetry Medical, Inc.*	4,833
159	Synageva BioPharma Corp.*	6,554
735	Synergy Pharmaceuticals, Inc.*	3,749
562	Synta Pharmaceuticals Corp.*	4,148
385	Targacept, Inc.*	2,168
401	Team Health Holdings, Inc.*	15,667
78	TESARO, Inc.*	2,668
858	Theravance, Inc.*	30,064
636	Threshold Pharmaceuticals, Inc.*	3,638
254	Tornier N.V.*	4,016
178	Transcept Pharmaceuticals, Inc.*	527
274	Triple-S Management Corp., Class B*	5,801
435	Trius Therapeutics, Inc.*	3,336
166	U.S. Physical Therapy, Inc.	4,665
1,270	Unilife Corp.*	4,191
531	Universal American Corp.	4,843
46	Utah Medical Products, Inc.	2,128
399	Vanda Pharmaceuticals, Inc.*	3,643
449	Vanguard Health Systems, Inc.*	5,981
231	Vascular Solutions, Inc.*	3,504
277	Ventrus Biosciences, Inc.*	715
89	Verastem, Inc.*	851
1,074	Vical, Inc.*	3,759
932	ViroPharma, Inc.*	25,630
1,410	Vivus, Inc.*	20,727
100	Vocera Communications, Inc.*	1,476
753	Volcano Corp.*	14,382
609	WellCare Health Plans, Inc.*	31,753
479	West Pharmaceutical Services, Inc.	32,835
623	Wright Medical Group, Inc.*	15,594
607	XenoPort, Inc.*	3,339
1,151	XOMA Corp.*	4,834
251	ZELTIQ Aesthetics, Inc.*	1,303
940	ZIOPHARM Oncology, Inc.*	2,059
771	Zogenix, Inc.*	1,149
		2,462,920
	Industrials — 2.0%

1,101	A. O. Smith Corp.	43,159
136	A.T. Cross Co., Class A*	1,904
263	AAON, Inc.	8,742
570	AAR Corp.	11,434
760	ABM Industries, Inc.	18,377
703	Acacia Research Corp.	17,575
1,597	ACCO Brands Corp.*	11,419
669	Accuride Corp.*	3,425
379	Aceto Corp.	4,825
253	Acorn Energy, Inc.	2,239
1,030	Actuant Corp., Class A	35,020
599	Acuity Brands, Inc.	44,967
485	Advisory Board Co. (The)*	25,613
555	Aegion Corp.*	12,671
245	Aerovironment, Inc.*	4,917
751	Air Transport Services Group, Inc.*	4,544
783	Aircastle Ltd.	12,387
98	Alamo Group, Inc.	4,165
1,005	Alaska Air Group, Inc.*	57,104
390	Albany International Corp., Class A	12,379
211	Allegiant Travel Co.	19,520
381	Altra Holdings, Inc.	10,977
123	AMERCO	21,205
285	Ameresco, Inc., Class A*	2,354
134	American Railcar Industries, Inc.	4,556
119	American Science & Engineering, Inc.	7,145
553	American Superconductor Corp.*	1,471
137	American Woodmark Corp.*	4,976
120	Ampco-Pittsburgh Corp.	2,203
457	API Technologies Corp.*	1,266
400	Apogee Enterprises, Inc.	10,672
597	Applied Industrial Technologies, Inc.	28,698
516	ARC Document Solutions, Inc.*	1,971
139	Argan, Inc.	2,259
360	Arkansas Best Corp.	6,872
284	Astec Industries, Inc.	10,031
171	Astronics Corp.*	6,137
374	Atlas Air Worldwide Holdings, Inc.*	17,361
1,501	Avis Budget Group, Inc.*	49,773
357	AZZ, Inc.	14,808
767	Barnes Group, Inc.	23,179
99	Barrett Business Services, Inc.	5,775
663	Beacon Roofing Supply, Inc.*	27,329
643	Belden, Inc.	34,368
692	Blount International, Inc.*	9,287
464	BlueLinx Holdings, Inc.*	1,141
693	Brady Corp., Class A	22,550
688	Briggs & Stratton Corp.	16,099
668	Brink’s Co. (The)	17,922
636	Builders FirstSource, Inc.	4,287
205	CAI International, Inc.*	5,244
4,220	Capstone Turbine Corp.*	4,895
529	Casella Waste Systems, Inc., Class A*	2,121
537	CBIZ, Inc.*	3,576
194	CDI Corp.	2,648
106	Ceco Environmental Corp.	1,279
283	Celadon Group, Inc.	5,521
763	Cenveo, Inc.*	1,679
423	Chart Industries, Inc.*	41,149
246	CIRCOR International, Inc.	12,571
710	CLARCOR, Inc.	38,510
123	Coleman Cable, Inc.	2,288
274	Columbus McKinnon Corp.*	5,795
528	Comfort Systems USA, Inc.	7,297
345	Commercial Vehicle Group, Inc.*	2,712
16	Compx International, Inc.	200
106	Consolidated Graphics, Inc.*	4,946
474	Corporate Executive Board Co. (The)	29,004
137	Courier Corp.	1,856
94	CPI Aerostructures, Inc.*	927
147	CRA International, Inc.*	2,633
225	Cubic Corp.	10,710
663	Curtiss-Wright Corp.	24,107
721	Deluxe Corp.	26,965
755	DigitalGlobe, Inc.*	22,824
432	Dolan Co. (The)*	644
313	Douglas Dynamics, Inc.	4,376

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
124	DXP Enterprises, Inc.*	$7,325
475	Dycom Industries, Inc.*	10,806
191	Dynamic Materials Corp.	3,075
88	Eastern Co. (The)	1,301
209	Echo Global Logistics, Inc.*	3,735
212	Edgen Group, Inc.*	1,397
944	EMCOR Group, Inc.	37,524
234	Encore Wire Corp.	8,099
621	Energy Recovery, Inc.*	2,565
366	EnerNOC, Inc.*	4,897
678	EnerSys*	33,785
370	Ennis, Inc.	6,331
112	Enphase Energy, Inc.*	865
291	EnPro Industries, Inc.*	14,658
378	ESCO Technologies, Inc.	12,141
433	Esterline Technologies Corp.*	31,778
86	ExOne Co. (The)*	4,267
190	Exponent, Inc.	10,640
879	Federal Signal Corp.*	7,709
677	Flow International Corp.*	2,688
411	Forward Air Corp.	15,934
180	Franklin Covey Co.*	2,482
663	Franklin Electric Co., Inc.	22,416
169	FreightCar America, Inc.	3,066
593	FTI Consulting, Inc.*	22,528
2,139	FuelCell Energy, Inc.*	2,717
527	Furmanite Corp.*	3,478
266	G&K Services, Inc., Class A	12,850
442	Genco Shipping & Trading Ltd.*	698
844	GenCorp, Inc.*	11,546
350	Generac Holdings, Inc.	14,175
627	Genesee & Wyoming, Inc., Class A*	55,834
432	Gibraltar Industries, Inc.*	7,011
243	Global Power Equipment Group, Inc.	3,864
215	Gorman-Rupp Co. (The)	6,291
209	GP Strategies Corp.*	5,227
141	Graham Corp.	3,948
546	Granite Construction, Inc.	16,850
836	Great Lakes Dredge & Dock Corp.	6,939
323	Greenbrier Cos., Inc.*	7,574
643	Griffon Corp.	7,420
406	H&E Equipment Services, Inc.	9,086
165	Hardinge, Inc.	2,104
722	Hawaiian Holdings, Inc.*	4,303
949	Healthcare Services Group, Inc.	21,533
678	Heartland Express, Inc.	9,729
745	HEICO Corp.	37,682
254	Heidrick & Struggles International, Inc.	3,660
109	Heritage-Crystal Clean, Inc.*	1,640
825	Herman Miller, Inc.	23,191
1,408	Hexcel Corp.*	48,956
322	Hill International, Inc.*	956
644	HNI Corp.	23,680
252	Houston Wire & Cable Co.	3,531
524	Hub Group, Inc., Class A*	19,026
470	Hudson Global, Inc.*	1,086
91	Hurco Cos., Inc.*	2,612
324	Huron Consulting Group, Inc.*	14,486
156	Hyster-Yale Materials Handling, Inc.	9,641
282	ICF International, Inc.*	8,502
743	II-VI, Inc.*	12,334
471	InnerWorkings, Inc.*	5,106
321	Insperity, Inc.	9,681
250	Insteel Industries, Inc.	4,478
828	Interface, Inc.	13,910
78	International Shipholding Corp.	1,453
128	Intersections, Inc.	1,181
3,304	JetBlue Airways Corp.*	20,518
409	John Bean Technologies Corp.	8,834
165	Kadant, Inc.	4,937
373	Kaman Corp.	12,648
453	Kaydon Corp.	12,249
379	Kelly Services, Inc., Class A	6,712
351	KEYW Holding Corp. (The)*	5,177
387	Kforce, Inc.	5,762
461	Kimball International, Inc., Class B	4,513
818	Knight Transportation, Inc.	14,021
678	Knoll, Inc.	10,618
676	Korn/Ferry International*	11,830
567	Kratos Defense & Security Solutions, Inc.*	3,294
129	L.B. Foster Co., Class A	5,716
281	Layne Christensen Co.*	6,039
180	Lindsay Corp.	14,625
127	LMI Aerospace, Inc.*	2,410
276	LSI Industries, Inc.	2,249
242	Lydall, Inc.*	3,499
220	Marten Transport Ltd.	5,278
774	MasTec, Inc.*	24,613
350	McGrath RentCorp	11,561
1,364	Meritor, Inc.*	9,875
567	Metalico, Inc.*	817
208	Met-Pro Corp.	2,793
122	Michael Baker Corp.	3,209
265	Middleby Corp.*	43,325
156	Miller Industries, Inc.	2,554
390	Mine Safety Appliances Co.	19,469
221	Mistras Group, Inc.*	4,725
540	Mobile Mini, Inc.*	18,171
640	Moog, Inc., Class A*	32,045
280	Mueller Industries, Inc.	15,246
2,215	Mueller Water Products, Inc., Class A	16,856
191	Multi-Color Corp.	5,614
290	MYR Group, Inc.*	5,870
68	National Presto Industries, Inc.	5,231
733	Navigant Consulting, Inc.*	9,661
256	NCI Building Systems, Inc.*	3,699
93	NL Industries, Inc.	1,086
241	NN, Inc.*	2,232
110	Nortek, Inc.*	7,772
133	Northwest Pipe Co.*	3,656
1,095	Odyssey Marine Exploration, Inc.*	3,592
1,007	Old Dominion Freight Line, Inc.*	43,361
39	Omega Flex, Inc.	525
607	On Assignment, Inc.*	15,806
834	Orbital Sciences Corp.*	15,162
383	Orion Marine Group, Inc.*	4,600
496	Pacer International, Inc.*	3,031
123	Park-Ohio Holdings Corp.*	4,574
56	Patrick Industries, Inc.*	1,091
90	Patriot Transportation Holding, Inc.*	2,608
2,189	Pendrell Corp.*	5,407
134	Performant Financial Corp.*	1,478
276	PGT, Inc.*	2,277
243	Pike Electric Corp.	2,952

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
294	PMFG, Inc.*	$1,879
126	Powell Industries, Inc.*	5,957
33	Preformed Line Products Co.	2,294
423	Primoris Services Corp.	9,014
75	Proto Labs, Inc.*	4,143
356	Quad/Graphics, Inc.	8,295
302	Quality Distribution, Inc.*	2,751
520	Quanex Building Products Corp.	9,625
250	Rand Logistics, Inc.*	1,400
512	Raven Industries, Inc.	15,509
314	RBC Bearings, Inc.*	15,373
685	Republic Airways Holdings, Inc.*	7,350
601	Resources Connection, Inc.	6,587
407	Rexnord Corp.*	8,116
202	Roadrunner Transportation Systems, Inc.*	5,595
299	RPX Corp.*	4,587
470	Rush Enterprises, Inc., Class A*	12,079
226	Saia, Inc.*	10,799
167	Schawk, Inc.	1,979
36	SIFCO Industries, Inc.	553
565	Simpson Manufacturing Co., Inc.	16,538
720	SkyWest, Inc.	10,102
187	SolarCity Corp.*	8,462
588	Spirit Airlines, Inc.*	17,893
221	Standard Parking Corp.*	4,931
178	Standex International Corp.	9,286
1,076	Steelcase, Inc., Class A	14,892
231	Sterling Construction Co., Inc.*	2,391
292	Sun Hydraulics Corp.	9,475
1,117	Swift Transportation Co.*	18,810
1,592	Swisher Hygiene, Inc.*	1,656
150	Sypris Solutions, Inc.	495
413	TAL International Group, Inc.*	17,453
727	Taser International, Inc.*	6,899
281	Team, Inc.*	10,136
520	Teledyne Technologies, Inc.*	40,154
266	Tennant Co.	13,124
897	Tetra Tech, Inc.*	24,730
195	Textainer Group Holdings Ltd.	7,311
208	Thermon Group Holdings, Inc.*	4,112
756	Titan International, Inc.	17,638
239	Titan Machinery, Inc.*	4,902
182	TMS International Corp., Class A	2,761
216	TRC Cos., Inc.*	1,279
211	Trex Co., Inc.*	11,725
455	Trimas Corp.*	14,674
571	TrueBlue, Inc.*	13,441
505	Tutor Perini Corp.*	9,353
121	Twin Disc, Inc.	3,017
205	UniFirst Corp.	19,455
575	United Stationers, Inc.	19,843
279	Universal Forest Products, Inc.	11,023
77	Universal Truckload Services, Inc.*	1,967
2,295	US Airways Group, Inc.*	40,323
259	US Ecology, Inc.	7,091
1,047	USG Corp.*	28,615
286	Viad Corp.	7,053
278	Vicor Corp.*	1,498
58	VSE Corp.	1,967
966	Wabash National Corp.*	10,143
105	WageWorks, Inc.*	3,042
416	Watsco, Inc.	36,296
397	Watts Water Technologies, Inc., Class A	18,897
625	Werner Enterprises, Inc.	15,644
249	Wesco Aircraft Holdings, Inc.*	4,370
72	Willis Lease Finance Corp.*	954
978	Woodward, Inc.	38,289
249	XPO Logistics, Inc.*	4,141
		2,961,125
	Information Technology — 2.2%

1,202	3D Systems Corp.*	58,321
785	Accelrys, Inc.*	6,547
562	ACI Worldwide, Inc.*	26,139
579	Active Network, Inc. (The)*	3,874
697	Actuate Corp.*	4,705
1,086	Acxiom Corp.*	23,881
838	ADTRAN, Inc.	19,375
562	Advanced Energy Industries, Inc.*	10,341
446	Advent Software, Inc.*	14,798
279	Aeroflex Holding Corp.*	2,204
207	Agilysys, Inc.*	2,372
243	Alpha & Omega Semiconductor Ltd.*	1,917
90	Ambarella, Inc.*	1,455
38	Ambient Corp.*	65
331	American Software, Inc., Class A	2,814
1,044	Amkor Technology, Inc.*	4,740
1,156	ANADIGICS, Inc.*	2,381
186	Anaren, Inc.*	4,468
503	Angie’s List, Inc.*	11,800
399	Anixter International, Inc.*	30,615
923	Applied Micro Circuits Corp.*	7,116
1,598	ARRIS Group, Inc.*	24,178
1,581	Aruba Networks, Inc.*	23,620
2	ASML Holding N.V.	145
1,323	Aspen Technology, Inc.*	40,510
451	ATMI, Inc.*	10,765
86	Audience, Inc.*	1,204
113	AVG Technologies N.V.*	2,060
866	Aviat Networks, Inc.*	2,295
422	Avid Technology, Inc.*	2,692
171	Aware, Inc.	932
1,521	Axcelis Technologies, Inc.*	2,434
457	AXT, Inc.*	1,298
205	Badger Meter, Inc.	9,135
653	Bankrate, Inc.*	9,344
155	Bazaarvoice, Inc.*	1,161
150	Bel Fuse, Inc., Class B	2,388
769	Benchmark Electronics, Inc.*	14,996
234	Black Box Corp.	6,297
638	Blackbaud, Inc.	19,357
566	Blucora, Inc.*	10,330
531	Bottomline Technologies (de), Inc.*	14,672
84	Brightcove, Inc.*	628
389	BroadSoft, Inc.*	10,783
938	Brooks Automation, Inc.	9,990
333	Cabot Microelectronics Corp.*	11,905
320	CACI International, Inc., Class A*	20,525
495	CalAmp Corp.*	6,519
555	Calix, Inc.*	5,816
527	Callidus Software, Inc.*	3,167
160	Carbonite, Inc.*	1,691
624	Cardtronics, Inc.*	17,803
145	Cass Information Systems, Inc.	6,508
703	Cavium, Inc.*	23,030
328	CEVA, Inc.*	5,501
571	Checkpoint Systems, Inc.*	7,800

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,030	CIBER, Inc.*	$4,202
1,402	Ciena Corp.*	23,470
912	Cirrus Logic, Inc.*	16,644
606	Cognex Corp.	27,228
335	Coherent, Inc.	19,229
344	Cohu, Inc.	3,805
631	CommVault Systems, Inc.*	44,170
216	Computer Task Group, Inc.	4,821
500	comScore, Inc.*	9,890
238	Comtech Telecommunications Corp.	6,283
310	Comverse, Inc.*	9,257
430	Constant Contact, Inc.*	6,416
1,543	Convergys Corp.	28,036
476	Cornerstone OnDemand, Inc.*	19,345
399	CoStar Group, Inc.*	44,612
557	Cray, Inc.*	10,143
480	CSG Systems International, Inc.*	10,382
481	CTS Corp.	5,782
511	Daktronics, Inc.	5,248
216	Datalink Corp.*	2,475
600	Dealertrack Technologies, Inc.*	19,344
424	Demand Media, Inc.*	3,634
92	Demandware, Inc.*	2,816
598	Dice Holdings, Inc.*	5,394
364	Digi International, Inc.*	3,491
100	Digimarc Corp.	2,301
522	Digital River, Inc.*	9,119
502	Diodes, Inc.*	11,847
309	DSP Group, Inc.*	2,454
259	DTS, Inc.*	5,118
66	E2open, Inc.*	964
1,501	EarthLink, Inc.	8,901
400	Ebix, Inc.	7,936
537	Echelon Corp.*	1,262
265	Electro Rent Corp.	4,508
324	Electro Scientific Industries, Inc.	3,677
656	Electronics for Imaging, Inc.*	18,296
356	Ellie Mae, Inc.*	7,971
1,227	Emulex Corp.*	7,644
1,941	Entegris, Inc.*	20,225
1,244	Entropic Communications, Inc.*	5,324
293	Envestnet, Inc.*	6,733
110	Envivio, Inc.*	183
73	EPAM Systems, Inc.*	1,691
446	EPIQ Systems, Inc.	5,410
56	ePlus, Inc.	2,785
717	Euronet Worldwide, Inc.*	21,869
88	Exa Corp.*	737
145	ExactTarget, Inc.*	3,336
526	Exar Corp.*	5,933
330	ExlService Holdings, Inc.*	9,679
1,331	Extreme Networks*	4,738
312	Fabrinet*	4,533
485	Fair Isaac Corp.	23,804
448	FalconStor Software, Inc.*	600
239	FARO Technologies, Inc.*	8,943
536	FEI Co.	38,597
1,290	Finisar Corp.*	16,899
851	First Solar, Inc.*	46,277
127	Fleetmatics Group plc*	3,778
701	FormFactor, Inc.*	4,129
181	Forrester Research, Inc.	6,558
930	Global Cash Access Holdings, Inc.*	6,138
326	Globecomm Systems, Inc.*	4,176
811	Glu Mobile, Inc.*	2,198
412	GSI Group, Inc.*	3,354
291	GSI Technology, Inc.*	1,630
1,673	GT Advanced Technologies, Inc.*	7,445
202	Guidance Software, Inc.*	1,862
289	Guidewire Software, Inc.*	11,837
347	Hackett Group, Inc. (The)	1,749
1,662	Harmonic, Inc.*	10,138
517	Heartland Payment Systems, Inc.	16,575
387	Higher One Holdings, Inc.*	4,218
446	Hittite Microwave Corp.*	24,209
454	iGATE Corp.*	6,588
471	Imation Corp.*	1,931
397	Immersion Corp.*	6,098
146	Imperva, Inc.*	5,815
1,631	Infinera Corp.*	17,174
116	Infoblox, Inc.*	2,822
314	Innodata, Inc.*	992
331	Inphi Corp.*	3,380
628	Insight Enterprises, Inc.*	12,089
2,011	Integrated Device Technology, Inc.*	17,134
386	Integrated Silicon Solution, Inc.*	4,177
208	Interactive Intelligence Group, Inc.*	10,442
579	InterDigital, Inc.	26,628
848	Intermec, Inc.*	8,361
206	Intermolecular, Inc.*	1,759
750	Internap Network Services Corp.*	5,985
978	International Rectifier Corp.*	21,496
1,802	Intersil Corp., Class A	14,776
329	Intevac, Inc.*	1,583
515	IntraLinks Holdings, Inc.*	3,162
541	InvenSense, Inc.*	6,968
734	Ipass, Inc.*	1,248
629	Ixia*	9,888
347	IXYS Corp.	3,956
570	j2 Global, Inc.	23,307
244	Jive Software, Inc.*	4,124
635	Kemet Corp.*	2,915
148	Key Tronic Corp.*	1,681
234	Keynote Systems, Inc.	2,948
945	Kopin Corp.*	3,355
219	KVH Industries, Inc.*	2,889
1,668	Lattice Semiconductor Corp.*	8,590
800	Limelight Networks, Inc.*	1,896
796	Lionbridge Technologies, Inc.*	2,356
333	Liquidity Services, Inc.*	13,323
306	Littelfuse, Inc.	22,488
778	LivePerson, Inc.*	7,189
312	LogMeIn, Inc.*	7,940
693	LTX-Credence Corp.*	3,929
86	M/A-COM Technology Solutions Holdings, Inc.*	1,198
287	Manhattan Associates, Inc.*	21,534
327	ManTech International Corp., Class A	8,858
320	Marchex, Inc., Class B	1,856
327	Market Leader, Inc.*	3,499
144	Mattersight Corp.*	449
827	Mattson Technology, Inc.*	1,629
480	MAXIMUS, Inc.	35,822
313	MaxLinear, Inc., Class A*	1,975
412	Maxwell Technologies, Inc.*	2,979
214	Measurement Specialties, Inc.*	9,512
275	MeetMe, Inc.*	413

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,263	MEMC Electronic Materials, Inc.*	$26,332
1,317	Mentor Graphics Corp.	25,010
438	Mercury Systems, Inc.*	3,828
37	Mesa Laboratories, Inc.	1,959
523	Methode Electronics, Inc.	8,227
686	Micrel, Inc.	6,826
1,256	Microsemi Corp.*	27,544
120	MicroStrategy, Inc., Class A*	10,978
161	Millennial Media, Inc.*	1,270
511	Mindspeed Technologies, Inc.*	1,661
743	MKS Instruments, Inc.	20,915
558	ModusLink Global Solutions, Inc.*	1,602
303	MoneyGram International, Inc.*	5,963
456	Monolithic Power Systems, Inc.	11,204
517	Monotype Imaging Holdings, Inc.	11,767
1,714	Monster Worldwide, Inc.*	9,478
574	MoSys, Inc.*	2,612
555	Move, Inc.*	6,321
227	MTS Systems Corp.	13,702
124	Multi-Fineline Electronix, Inc.*	1,972
332	Nanometrics, Inc.*	4,797
318	Neonode, Inc.*	1,727
276	NeoPhotonics Corp.*	1,775
537	NETGEAR, Inc.*	17,871
519	Netscout Systems, Inc.*	12,638
540	Newport Corp.*	7,106
911	NIC, Inc.	15,232
164	Numerex Corp., Class A*	1,804
68	NVE Corp.*	3,518
1,032	Oclaro, Inc.*	1,063
952	OCZ Technology Group, Inc.*	1,390
740	OmniVision Technologies, Inc.*	13,668
319	OpenTable, Inc.*	21,277
270	Oplink Communications, Inc.*	4,595
281	OSI Systems, Inc.*	16,253
294	Park Electrochemical Corp.	7,100
1,131	Parkervision, Inc.*	4,931
126	PC Connection, Inc.	2,116
261	PC-Tel, Inc.	1,913
341	PDF Solutions, Inc.*	6,251
243	Pegasystems, Inc.	7,856
89	Peregrine Semiconductor Corp.*	964
452	Perficient, Inc.*	5,695
334	Pericom Semiconductor Corp.*	2,341
854	Photronics, Inc.*	6,516
601	Plantronics, Inc.	27,766
495	Plexus Corp.*	14,444
633	PLX Technology, Inc.*	2,861
401	Power Integrations, Inc.	17,119
948	Power-One, Inc.*	6,001
329	PRGX Global, Inc.*	1,803
290	Procera Networks, Inc.*	4,280
818	Progress Software Corp.*	19,231
90	Proofpoint, Inc.*	1,818
309	PROS Holdings, Inc.*	8,939
1,690	PTC, Inc.*	42,436
88	QAD, Inc., Class A	1,103
1,207	QLIK Technologies, Inc.*	37,127
1,285	QLogic Corp.*	12,516
123	Qualys, Inc.*	1,722
3,312	Quantum Corp.*	5,134
622	QuickLogic Corp.*	1,468
462	QuinStreet, Inc.*	3,576
324	Radisys Corp.*	1,620
1,561	Rambus, Inc.*	12,301
586	RealD, Inc.*	8,843
309	RealNetworks, Inc.*	2,243
507	RealPage, Inc.*	9,653
505	Responsys, Inc.*	4,939
3,932	RF Micro Devices, Inc.*	21,705
182	Richardson Electronics Ltd.	2,177
1	Riverbed Technology, Inc.*	15
404	Rofin-Sinar Technologies, Inc.*	10,811
230	Rogers Corp.*	10,642
160	Rosetta Stone, Inc.*	2,723
241	Rubicon Technology, Inc.*	2,041
119	Ruckus Wireless, Inc.*	1,490
454	Rudolph Technologies, Inc.*	5,566
1	Saba Software, Inc.*	9
1,152	Sanmina Corp.*	15,644
193	Sapiens International Corp. N.V.	1,000
1,742	Sapient Corp.*	22,437
390	ScanSource, Inc.*	12,453
252	SciQuest, Inc.*	5,783
404	Seachange International, Inc.*	4,347
926	Semtech Corp.*	33,836
702	ServiceSource International, Inc.*	5,721
682	ShoreTel, Inc.*	2,755
73	Shutterstock, Inc.*	3,456
465	Sigma Designs, Inc.*	2,134
478	Silicon Graphics International Corp.*	7,218
1,091	Silicon Image, Inc.*	6,644
3,007	Sonus Networks, Inc.*	9,653
440	Sourcefire, Inc.*	24,622
682	Spansion, Inc., Class A*	9,343
182	Spark Networks, Inc.*	1,485
175	SPS Commerce, Inc.*	9,445
479	SS&C Technologies Holdings, Inc.*	15,151
190	Stamps.com, Inc.*	7,243
501	STEC, Inc.*	1,774
428	STR Holdings, Inc.*	1,293
562	SunPower Corp.*	10,847
412	Super Micro Computer, Inc.*	4,248
146	Supertex, Inc.	3,234
689	Support.com, Inc.*	3,293
550	Sykes Enterprises, Inc.*	8,696
588	Symmetricom, Inc.*	2,905
95	Synacor, Inc.*	358
476	Synaptics, Inc.*	19,640
391	Synchronoss Technologies, Inc.*	12,258
372	SYNNEX Corp.*	15,085
218	Syntel, Inc.	13,932
1,105	Take-Two Interactive Software, Inc.*	18,387
422	Tangoe, Inc.*	6,292
218	TechTarget, Inc.*	968
235	Telenav, Inc.*	1,196
306	TeleTech Holdings, Inc.*	6,882
5,177	Tellabs, Inc.	10,716
234	Telular Corp.	2,934
76	Tessco Technologies, Inc.	1,737
734	Tessera Technologies, Inc.	15,231
1,763	TiVo, Inc.*	22,813
101	Travelzoo, Inc.*	2,903
2,383	TriQuint Semiconductor, Inc.*	16,776
112	Trulia, Inc.*	3,443
751	TTM Technologies, Inc.*	6,068
426	Tyler Technologies, Inc.*	29,398
140	Ubiquiti Networks, Inc.	2,647
405	Ultimate Software Group, Inc.*	45,077

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
394	Ultra Clean Holdings*	$2,289
392	Ultratech, Inc.*	14,292
620	Unisys Corp.*	12,803
1,281	United Online, Inc.	8,724
562	Universal Display Corp.*	16,736
1,299	Unwired Planet, Inc.*	2,676
1,062	ValueClick, Inc.*	27,973
399	VASCO Data Security International, Inc.*	3,344
549	Veeco Instruments, Inc.*	23,272
551	Verint Systems, Inc.*	18,497
530	ViaSat, Inc.*	37,132
54	Viasystems Group, Inc.*	682
593	VirnetX Holding Corp.*	14,048
263	Virtusa Corp.*	6,170
174	Vishay Precision Group, Inc.*	2,516
483	Vistaprint N.V.*	22,194
292	Vocus, Inc.*	2,552
359	Volterra Semiconductor Corp.*	5,048
496	Web.com Group, Inc.*	10,411
716	WebMD Health Corp.*	21,136
526	Websense, Inc.*	13,071
648	Westell Technologies, Inc., Class A*	1,419
549	WEX, Inc.*	40,555
370	XO Group, Inc.*	3,826
103	Xoom Corp.*	1,917
125	Yelp, Inc.*	3,726
52	Zillow, Inc., Class A*	2,919
862	Zix Corp.*	3,439
230	Zygo Corp.*	3,659
		3,225,035
	Materials — 0.7%

417	A. Schulman, Inc.	12,051
236	A.M. Castle & Co.*	4,177
127	ADA-ES, Inc.*	4,743
59	AEP Industries, Inc.*	4,925
1,922	AK Steel Holding Corp.*	6,669
357	AMCOL International Corp.	11,413
394	American Vanguard Corp.	12,001
282	Arabian American Development Co.*	2,087
982	Axiall Corp.	42,373
414	Balchem Corp.	19,876
416	Berry Plastics Group, Inc.*	8,740
191	Boise Cascade Co.*	5,741
1,421	Boise, Inc.	11,453
557	Buckeye Technologies, Inc.	20,759
762	Calgon Carbon Corp.*	13,762
728	Century Aluminum Co.*	7,214
90	Chase Corp.	1,777
1,395	Chemtura Corp.*	31,987
314	Clearwater Paper Corp.*	15,019
1,435	Coeur Mining, Inc.*	20,363
154	Deltic Timber Corp.	9,717
691	Eagle Materials, Inc.	50,961
1,224	Ferro Corp.*	8,397
699	Flotek Industries, Inc.*	12,156
273	FutureFuel Corp.	3,817
948	General Moly, Inc.*	2,038
869	Globe Specialty Metals, Inc.	10,663
422	Gold Resource Corp.	4,051
467	Golden Minerals Co.*	817
3,660	Golden Star Resources Ltd.*	2,579
2,075	Graphic Packaging Holding Co.*	15,957
114	GSE Holding, Inc.*	728
705	H.B. Fuller Co.	29,307
76	Handy & Harman Ltd.*	1,226
129	Hawkins, Inc.	5,145
174	Haynes International, Inc.	8,516
1,030	Headwaters, Inc.*	10,928
4,831	Hecla Mining Co.	18,503
619	Horsehead Holding Corp.*	7,125
308	Innophos Holdings, Inc.	15,579
326	Innospec, Inc.	13,376
273	Kaiser Aluminum Corp.	17,319
571	KapStone Paper and Packaging Corp.	16,565
110	KMG Chemicals, Inc.	2,443
293	Koppers Holdings, Inc.	12,063
456	Kraton Performance Polymers, Inc.*	9,457
361	Landec Corp.*	5,068
1,944	Louisiana-Pacific Corp.*	34,156
265	LSB Industries, Inc.*	8,949
289	Materion Corp.	8,612
3,066	McEwen Mining, Inc.*	7,818
1,807	Midway Gold Corp.*	1,952
502	Minerals Technologies, Inc.	21,385
474	Myers Industries, Inc.	6,973
224	Neenah Paper, Inc.	7,036
471	Noranda Aluminum Holding Corp.	1,903
1,132	Olin Corp.	28,221
129	Olympic Steel, Inc.	3,268
458	OM Group, Inc.*	13,438
653	OMNOVA Solutions, Inc.*	4,839
605	P. H. Glatfelter Co.	14,962
1,948	Paramount Gold and Silver Corp.*	2,922
1,405	PolyOne Corp.	36,094
183	Quaker Chemical Corp.	11,857
1,145	Resolute Forest Products, Inc.*	17,427
360	Revett Minerals, Inc.*	320
429	RTI International Metals, Inc.*	12,445
357	Schnitzer Steel Industries, Inc., Class A	8,818
441	Schweitzer-Mauduit International, Inc.	21,194
706	Sensient Technologies Corp.	29,137
252	Stepan Co.	13,616
1,637	Stillwater Mining Co.*	19,628
990	SunCoke Energy, Inc.*	15,345
319	Texas Industries, Inc.*	22,780
341	Tredegar Corp.	8,511
166	U.S. Silica Holdings, Inc.	3,667
78	UFP Technologies, Inc.*	1,497
25	United States Lime & Minerals, Inc.*	1,247
97	Universal Stainless & Alloy Products, Inc.*	3,074
760	US Antimony Corp.*	1,087
869	Vista Gold Corp.*	1,277
623	Wausau Paper Corp.	7,277
739	Worthington Industries, Inc.	25,407
314	Zep, Inc.	5,206
389	Zoltek Cos., Inc.*	4,971
		989,947
	Telecommunication Services — 0.1%

1,000	8x8, Inc.*	8,270
127	Atlantic Tele-Network, Inc.	6,321
223	Boingo Wireless, Inc.*	1,617

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
384	Cbeyond, Inc.*	$3,299
2,940	Cincinnati Bell, Inc.*	10,114
662	Cogent Communications Group, Inc.	18,198
566	Consolidated Communications Holdings, Inc.	9,633
292	Fairpoint Communications, Inc.*	2,482
521	General Communication, Inc., Class A*	4,527
145	Hawaiian Telcom Holdco, Inc.*	3,737
191	HickoryTech Corp.	2,002
214	IDT Corp., Class B	3,721
528	inContact, Inc.*	3,833
703	Iridium Communications, Inc.*	5,012
761	Leap Wireless International, Inc.*	4,300
215	Lumos Networks Corp.	2,954
201	magicJack VocalTec Ltd.*	3,001
397	Neutral Tandem, Inc.	2,310
210	NTELOS Holdings Corp.	3,438
505	ORBCOMM, Inc.*	1,980
708	Premiere Global Services, Inc.*	8,531
172	Primus Telecommunications Group, Inc.	2,038
337	Shenandoah Telecommunications Co.	5,608
800	Towerstream Corp.*	2,056
313	USA Mobility, Inc.	4,219
2,128	Vonage Holdings Corp.*	5,831
		129,032
	Utilities — 0.4%

539	ALLETE, Inc.	25,505
364	American DG Energy, Inc.*	586
267	American States Water Co.	14,186
106	Artesian Resources Corp., Class A	2,344
1,688	Atlantic Power Corp.	8,018
830	Avista Corp.	22,169
623	Black Hills Corp.	29,574
184	Cadiz, Inc.*	1,082
663	California Water Service Group	13,081
211	CH Energy Group, Inc.	13,658
135	Chesapeake Utilities Corp.	7,148
861	Cleco Corp.	39,184
153	Connecticut Water Service, Inc.	4,341
206	Consolidated Water Co., Ltd.	2,223
96	Delta Natural Gas Co., Inc.	2,086
566	El Paso Electric Co.	20,257
596	Empire District Electric Co. (The)	12,951
196	Genie Energy Ltd., Class B*	1,684
708	IDACORP, Inc.	33,439
443	Laclede Group, Inc. (The)	20,967
327	MGE Energy, Inc.	17,452
222	Middlesex Water Co.	4,273
587	New Jersey Resources Corp.	26,638
379	Northwest Natural Gas Co.	16,195
514	NorthWestern Corp.	21,156
251	Ormat Technologies, Inc.	5,728
511	Otter Tail Corp.	13,961
1,067	Piedmont Natural Gas Co., Inc.	36,054
1,126	PNM Resources, Inc.	25,245
1,067	Portland General Electric Co.	32,479
214	SJW Corp.	5,789
452	South Jersey Industries, Inc.	26,406
652	Southwest Gas Corp.	30,872
716	UIL Holdings Corp.	27,895
194	Unitil Corp.	5,449
569	UNS Energy Corp.	26,675
729	WGL Holdings, Inc.	31,289
181	York Water Co.	3,453
		631,492
	Total Common Stocks (Cost $19,410,765)	19,654,632

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

121	Firsthand Technology Value Fund, Inc.*	2,372
126	Stellus Capital Investment Corp.	1,896
		4,268
	Total Investment Companies (Cost $4,420)	4,268

Principal Amount
	U.S. Government & Agency Securities (a) — 31.0%
	Federal Home Loan Bank
$17,432,934	0.00%, due 06/03/13	17,432,934
	U.S. Treasury Bill
28,000,000	0.00%, due 08/29/13	27,997,107
	Total U.S. Government & Agency Securities (Cost $45,430,041)	45,430,041

	Repurchase Agreements (a)(b) — 35.0%
51,310,083	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $51,310,310	51,310,083
	Total Repurchase Agreements (Cost $51,310,083)	51,310,083

	Total Investment Securities (Cost $116,155,309) — 79.5%	116,399,024
	Other assets less liabilities — 20.5%	30,054,820
	Net Assets — 100.0%	$146,453,844

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $13,707,263.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,998
Aggregate gross unrealized depreciation	(104,080)
Net unrealized appreciation	$241,918
Federal income tax cost of investments	$116,157,106

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	189	06/21/13	$18,567,360	$966,787

Cash collateral in the amount of $1,169,091 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$1,888,567	$48,738

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	25,313,721	8,684,807

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	22,342,378	634,801

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	6,665,833	172,123

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	10,183,742	128,112

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	35,239,195	5,847,324

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12,277,074	664,243

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	57,469,985	2,843,566

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	83,309,042	6,573,893

		$25,597,607

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 52.1%
	Consumer Discretionary — 8.6%

769	American Greetings Corp., Class A	$14,150
433	American Public Education, Inc.*	16,471
649	Arbitron, Inc.	30,445
321	Arctic Cat, Inc.	15,052
413	Big 5 Sporting Goods Corp.	8,264
29	Biglari Holdings, Inc.*	11,674
602	BJ’s Restaurants, Inc.*	22,599
303	Blue Nile, Inc.*	10,775
257	Blyth, Inc.	3,601
1,369	Boyd Gaming Corp.*	17,838
991	Brown Shoe Co., Inc.	20,613
2,193	Brunswick Corp.	73,619
665	Buckle, Inc. (The)	35,564
453	Buffalo Wild Wings, Inc.*	43,470
1,727	Callaway Golf Co.	11,830
271	Capella Education Co.*	11,805
1,241	Career Education Corp.*	3,698
655	Cato Corp. (The), Class A	16,309
409	CEC Entertainment, Inc.	16,380
574	Children’s Place Retail Stores, Inc. (The)*	30,611
899	Christopher & Banks Corp.*	6,482
679	Coinstar, Inc.*	39,545
490	Coldwater Creek, Inc.*	1,808
1,900	Corinthian Colleges, Inc.*	4,940
578	Cracker Barrel Old Country Store, Inc.	51,708
2,143	Crocs, Inc.*	37,803
618	Digital Generation, Inc.*	4,320
392	DineEquity, Inc.	28,377
656	Dorman Products, Inc.	29,212
457	Drew Industries, Inc.	17,275
695	E.W. Scripps Co. (The), Class A*	9,487
632	Ethan Allen Interiors, Inc.	19,826
2,914	Fifth & Pacific Cos., Inc.*	62,622
1,209	Finish Line, Inc. (The), Class A	25,462
1,067	Francesca’s Holdings Corp.*	30,463
821	Fred’s, Inc., Class A	13,021
587	Genesco, Inc.*	39,669
523	Group 1 Automotive, Inc.	33,237
1,053	Harte-Hanks, Inc.	9,414
482	Haverty Furniture Cos., Inc.	11,867
773	Helen of Troy Ltd.*	30,665
628	Hibbett Sports, Inc.*	35,815
1,525	Hillenbrand, Inc.	36,386
1,411	Iconix Brand Group, Inc.*	42,457
941	Interval Leisure Group, Inc.	20,335
637	iRobot Corp.*	21,524
380	ITT Educational Services, Inc.*	9,109
1,058	Jack in the Box, Inc.*	38,606
503	JAKKS Pacific, Inc.	5,080
680	JoS. A. Bank Clothiers, Inc.*	30,552
365	Kirkland’s, Inc.*	5,460
1,273	La-Z-Boy, Inc.	23,512
549	Lincoln Educational Services Corp.	3,783
513	Lithia Motors, Inc., Class A	26,722
3,433	Live Nation Entertainment, Inc.*	46,723
661	Lumber Liquidators Holdings, Inc.*	54,275
579	M/I Homes, Inc.*	14,388
573	Maidenform Brands, Inc.*	10,423
457	Marcus Corp.	5,872
580	MarineMax, Inc.*	6,664
709	Marriott Vacations Worldwide Corp.*	31,373
1,163	Men’s Wearhouse, Inc. (The)	42,101
757	Meritage Homes Corp.*	35,852
232	Monarch Casino & Resort, Inc.*	3,575
713	Monro Muffler Brake, Inc.	33,525
431	Movado Group, Inc.	15,559
688	Multimedia Games Holding Co., Inc.*	17,606
694	Nutrisystem, Inc.	6,267
2,113	OfficeMax, Inc.	27,532
347	Oxford Industries, Inc.	22,794
410	Papa John’s International, Inc.*	26,416
1,291	Pep Boys-Manny Moe & Jack (The)*	15,931
292	Perry Ellis International, Inc.	6,164
486	PetMed Express, Inc.	6,508
1,420	Pinnacle Entertainment, Inc.*	27,946
1,129	Pool Corp.	58,087
3,050	Quiksilver, Inc.*	24,003
310	Red Robin Gourmet Burgers, Inc.*	16,278
1,410	Ruby Tuesday, Inc.*	13,042
382	rue21, inc.*	16,040
864	Ruth’s Hospitality Group, Inc.	9,677
1,106	Ryland Group, Inc. (The)	50,080
1,357	Select Comfort Corp.*	30,112
1,369	SHFL Entertainment, Inc.*	23,615
935	Skechers U.S.A., Inc., Class A*	21,038
838	Sonic Automotive, Inc., Class A	19,081
1,272	Sonic Corp.*	16,701
757	Spartan Motors, Inc.	4,580
776	Stage Stores, Inc.	17,856
477	Standard Motor Products, Inc.	16,123
3,492	Standard Pacific Corp.*	30,904
670	Stein Mart, Inc.	8,663
998	Steven Madden Ltd.*	48,403
468	Sturm Ruger & Co., Inc.	23,531
563	Superior Industries International, Inc.	10,252
1,399	Texas Roadhouse, Inc.	33,086
587	True Religion Apparel, Inc.	18,690
1,035	Tuesday Morning Corp.*	9,222
366	Universal Electronics, Inc.*	9,772
516	Universal Technical Institute, Inc.	6,078
734	Vitamin Shoppe, Inc.*	32,105
463	VOXX International Corp.*	5,149
684	Winnebago Industries, Inc.*	14,200
1,218	Wolverine World Wide, Inc.	63,762
637	Zale Corp.*	4,918
541	Zumiez, Inc.*	17,215
		2,351,069
	Consumer Staples — 2.1%

2,004	Alliance One International, Inc.*	7,295
423	Andersons, Inc. (The)	21,548
1,286	B&G Foods, Inc.	37,011
205	Boston Beer Co., Inc. (The), Class A*	31,332
310	Calavo Growers, Inc.	9,210
339	Cal-Maine Foods, Inc.	15,167
932	Casey’s General Stores, Inc.	56,628
1,012	Central Garden and Pet Co., Class A*	7,681
2,865	Darling International, Inc.*	56,183
537	Diamond Foods, Inc.*	8,329
1,130	Hain Celestial Group, Inc. (The)*	75,281
394	Inter Parfums, Inc.	11,812
361	J&J Snack Foods Corp.	27,400
332	Medifast, Inc.*	9,565
299	Nash Finch Co.	6,497
1,242	Prestige Brands Holdings, Inc.*	36,502

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
487	Sanderson Farms, Inc.	$33,564
189	Seneca Foods Corp., Class A*	6,039
1,174	Snyder’s-Lance, Inc.	30,430
529	Spartan Stores, Inc.	9,400
880	TreeHouse Foods, Inc.*	57,622
357	WD-40 Co.	19,364
		573,860
	Energy — 2.5%

816	Approach Resources, Inc.*	20,555
660	Basic Energy Services, Inc.*	8,811
877	Bristow Group, Inc.	55,119
1,090	C&J Energy Services, Inc.*	20,274
891	Carrizo Oil & Gas, Inc.*	22,863
1,480	Cloud Peak Energy, Inc.*	28,416
1,093	Comstock Resources, Inc.	17,630
310	Contango Oil & Gas Co.	10,844
482	Era Group, Inc.*	12,416
1,578	Exterran Holdings, Inc.*	45,636
313	Geospace Technologies Corp.*	27,187
351	Gulf Island Fabrication, Inc.	7,241
1,656	Gulfport Energy Corp.*	78,975
777	Hornbeck Offshore Services, Inc.*	40,420
2,929	ION Geophysical Corp.*	18,716
820	Lufkin Industries, Inc.	72,373
633	Matrix Service Co.*	10,438
1,439	Northern Oil and Gas, Inc.*	18,952
737	PDC Energy, Inc.*	37,727
1,332	Penn Virginia Corp.*	6,207
1,371	PetroQuest Energy, Inc.*	6,279
1,509	Pioneer Energy Services Corp.*	10,533
459	SEACOR Holdings, Inc.	35,247
1,198	Stone Energy Corp.*	26,967
1,046	Swift Energy Co.*	14,184
1,902	TETRA Technologies, Inc.*	19,800
		673,810
	Financials — 11.0%

1,300	Acadia Realty Trust (REIT)	33,696
441	AMERISAFE, Inc.	14,963
1,048	Bank Mutual Corp.	5,974
731	Bank of the Ozarks, Inc.	31,908
425	Banner Corp.	13,634
1,916	BBCN Bancorp, Inc.	24,697
1,915	Boston Private Financial Holdings, Inc.	18,863
1,711	Brookline Bancorp, Inc.	14,509
496	Calamos Asset Management, Inc., Class A	5,218
701	Cash America International, Inc.	33,445
1,330	Cedar Realty Trust, Inc. (REIT)	7,647
379	City Holding Co.	15,016
2,022	Colonial Properties Trust (REIT)	44,706
1,277	Columbia Banking System, Inc.	27,890
964	Community Bank System, Inc.	28,303
516	Coresite Realty Corp. (REIT)	16,574
2,508	Cousins Properties, Inc. (REIT)	25,883
2,143	CVB Financial Corp.	24,580
4,753	DiamondRock Hospitality Co. (REIT)	45,201
704	Dime Community Bancshares, Inc.	10,145
728	EastGroup Properties, Inc. (REIT)	42,785
493	eHealth, Inc.*	12,138
748	Employers Holdings, Inc.	18,506
524	Encore Capital Group, Inc.*	18,691
1,139	EPR Properties (REIT)	59,706
1,159	EZCORP, Inc., Class A*	22,172
1,021	Financial Engines, Inc.	44,026
1,712	First BanCorp./Puerto Rico*	10,460
655	First Cash Financial Services, Inc.*	35,246
2,496	First Commonwealth Financial Corp.	17,996
1,408	First Financial Bancorp	21,697
728	First Financial Bankshares, Inc.	40,040
1,827	First Midwest Bancorp, Inc./IL	24,043
3,512	FNB Corp./PA	40,388
847	Forestar Group, Inc.*	19,540
2,072	Franklin Street Properties Corp. (REIT)	28,221
1,737	Geo Group, Inc. (The) (REIT)	60,482
650	Getty Realty Corp. (REIT)	13,624
1,750	Glacier Bancorp, Inc.	34,020
1,329	Government Properties Income Trust (REIT)	32,308
766	Hanmi Financial Corp.*	12,057
2,161	Healthcare Realty Trust, Inc. (REIT)	57,504
793	HFF, Inc., Class A	14,916
561	Home BancShares, Inc./AR	23,618
963	Horace Mann Educators Corp.	23,401
553	Independent Bank Corp./MA	18,221
282	Infinity Property & Casualty Corp.	16,286
2,093	Inland Real Estate Corp. (REIT)	21,495
993	Interactive Brokers Group, Inc., Class A	15,660
923	Investment Technology Group, Inc.*	12,747
2,085	Kite Realty Group Trust (REIT)	12,656
2,324	LaSalle Hotel Properties (REIT)	61,354
4,368	Lexington Realty Trust (REIT)	54,993
828	LTC Properties, Inc. (REIT)	34,453
909	MarketAxess Holdings, Inc.	39,414
1,332	MB Financial, Inc.	33,979
1,138	Meadowbrook Insurance Group, Inc.	9,127
3,601	Medical Properties Trust, Inc. (REIT)	53,439
1,030	Mid-America Apartment Communities, Inc. (REIT)	70,009
970	National Financial Partners Corp.*	24,454
2,867	National Penn Bancshares, Inc.	28,326
257	Navigators Group, Inc. (The)*	14,988
1,071	NBT Bancorp, Inc.	21,291
2,278	Northwest Bancshares, Inc.	28,247
2,461	Old National Bancorp/IN	32,879
949	Oritani Financial Corp.	14,548
959	PacWest Bancorp	27,648
975	Parkway Properties, Inc./MD (REIT)	16,751
1,514	Pennsylvania Real Estate Investment Trust (REIT)	30,113
795	Pinnacle Financial Partners, Inc.*	19,955
396	Piper Jaffray Cos.*	14,141
411	Portfolio Recovery Associates, Inc.*	62,583
1,327	Post Properties, Inc. (REIT)	63,431
1,449	PrivateBancorp, Inc.	28,053
1,499	ProAssurance Corp.	75,250
5,188	Prospect Capital Corp.	53,903
1,321	Provident Financial Services, Inc.	20,106
437	PS Business Parks, Inc. (REIT)	33,347
414	RLI Corp.	31,083
723	S&T Bancorp, Inc.	13,983
901	Sabra Health Care REIT, Inc. (REIT)	24,372
309	Safety Insurance Group, Inc.	16,179
310	Saul Centers, Inc. (REIT)	13,885
1,349	Selective Insurance Group, Inc.	32,012
402	Simmons First National Corp., Class A	10,343

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
741	Sovran Self Storage, Inc. (REIT)	$48,069
753	Sterling Bancorp/NY	8,998
502	Stewart Information Services Corp.	13,900
1,427	Stifel Financial Corp.*	51,358
4,540	Susquehanna Bancshares, Inc.	54,525
689	SWS Group, Inc.*	4,127
2,288	Tanger Factory Outlet Centers (REIT)	78,890
350	Taylor Capital Group, Inc.*	5,814
991	Texas Capital Bancshares, Inc.*	43,763
280	Tompkins Financial Corp.	11,631
952	Tower Group International Ltd.	18,402
2,285	TrustCo Bank Corp./NY	12,773
788	UMB Financial Corp.	41,835
2,722	Umpqua Holdings Corp.	36,801
1,113	United Bankshares, Inc./WV	28,949
1,124	United Community Banks, Inc./GA*	13,319
528	United Fire Group, Inc.	14,177
309	Universal Health Realty Income Trust (REIT)	13,958
625	Urstadt Biddle Properties, Inc., Class A (REIT)	13,163
867	ViewPoint Financial Group, Inc.	16,412
141	Virtus Investment Partners, Inc.*	32,692
1,509	Wilshire Bancorp, Inc.*	9,959
899	Wintrust Financial Corp.	33,928
300	World Acceptance Corp.*	27,708
		3,011,292
	Health Care — 5.7%

505	Abaxis, Inc.	22,225
853	Abiomed, Inc.*	18,399
980	Acorda Therapeutics, Inc.*	32,781
1,728	Affymetrix, Inc.*	6,480
850	Air Methods Corp.	31,824
1,656	Akorn, Inc.*	24,062
1,750	Align Technology, Inc.*	62,562
202	Almost Family, Inc.	3,994
752	Amedisys, Inc.*	9,265
1,114	AMN Healthcare Services, Inc.*	14,916
781	Amsurg Corp.*	27,749
297	Analogic Corp.	23,609
1,425	Arqule, Inc.*	3,862
593	Bio-Reference Labs, Inc.*	18,294
728	Cambrex Corp.*	10,017
522	Cantel Medical Corp.	17,769
1,273	Centene Corp.*	63,013
466	Chemed Corp.	32,629
253	Computer Programs & Systems, Inc.	12,670
683	CONMED Corp.	22,491
145	Corvel Corp.*	7,530
752	Cross Country Healthcare, Inc.*	3,918
608	CryoLife, Inc.	3,764
1,579	Cubist Pharmaceuticals, Inc.*	86,766
578	Cyberonics, Inc.*	27,576
335	Cynosure, Inc., Class A*	8,345
619	Emergent Biosolutions, Inc.*	8,790
429	Ensign Group, Inc. (The)	15,474
812	Enzo Biochem, Inc.*	1,900
696	Gentiva Health Services, Inc.*	7,419
578	Greatbatch, Inc.*	18,617
1,256	Haemonetics Corp.*	51,848
833	Hanger, Inc.*	26,581
481	HealthStream, Inc.*	12,881
825	Healthways, Inc.*	11,096
270	Hi-Tech Pharmacal Co., Inc.	8,629
310	ICU Medical, Inc.*	22,131
1,583	Impax Laboratories, Inc.*	29,998
490	Integra LifeSciences Holdings Corp.*	18,566
707	Invacare Corp.	10,959
407	IPC The Hospitalist Co., Inc.*	19,845
1,296	Kindred Healthcare, Inc.*	17,496
231	Landauer, Inc.	12,285
359	LHC Group, Inc.*	7,894
922	Luminex Corp.*	17,767
657	Magellan Health Services, Inc.*	35,807
1,310	Medicines Co. (The)*	42,195
542	Medidata Solutions, Inc.*	37,409
1,007	Meridian Bioscience, Inc.	21,761
972	Merit Medical Systems, Inc.*	9,594
703	Molina Healthcare, Inc.*	26,573
1,107	Momenta Pharmaceuticals, Inc.*	14,568
292	MWI Veterinary Supply, Inc.*	35,481
728	Natus Medical, Inc.*	10,258
546	Neogen Corp.*	29,741
1,071	NuVasive, Inc.*	23,262
807	Omnicell, Inc.*	14,631
433	Palomar Medical Technologies, Inc.*	5,858
1,414	PAREXEL International Corp.*	64,606
718	PharMerica Corp.*	11,208
970	Quality Systems, Inc.	17,344
1,424	Questcor Pharmaceuticals, Inc.	48,658
1,264	Salix Pharmaceuticals Ltd.*	76,687
1,273	Spectrum Pharmaceuticals, Inc.	10,451
296	SurModics, Inc.*	7,027
895	Symmetry Medical, Inc.*	8,350
1,586	ViroPharma, Inc.*	43,615
836	West Pharmaceutical Services, Inc.	57,308
		1,569,078
	Industrials — 7.9%

1,889	A. O. Smith Corp.	74,049
453	AAON, Inc.	15,058
965	AAR Corp.	19,358
1,233	ABM Industries, Inc.	29,814
1,774	Actuant Corp., Class A	60,316
944	Aegion Corp.*	21,552
463	Aerovironment, Inc.*	9,292
703	Albany International Corp., Class A	22,313
373	Allegiant Travel Co.	34,506
198	American Science & Engineering, Inc.	11,888
693	Apogee Enterprises, Inc.	18,489
1,024	Applied Industrial Technologies, Inc.	49,224
580	Arkansas Best Corp.	11,072
510	Astec Industries, Inc.	18,013
643	Atlas Air Worldwide Holdings, Inc.*	29,848
617	AZZ, Inc.	25,593
1,149	Barnes Group, Inc.	34,723
1,083	Belden, Inc.	57,886
1,122	Brady Corp., Class A	36,510
1,172	Briggs & Stratton Corp.	27,425
339	CDI Corp.	4,627
425	CIRCOR International, Inc.	21,717
906	Comfort Systems USA, Inc.	12,521
199	Consolidated Graphics, Inc.*	9,285
488	Cubic Corp.	23,229
1,135	Curtiss-Wright Corp.	41,269
803	Dycom Industries, Inc.*	18,268
1,629	EMCOR Group, Inc.	64,753
452	Encore Wire Corp.	15,644
1,163	EnerSys*	57,952

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
403	Engility Holdings, Inc.*	$10,305
504	EnPro Industries, Inc.*	25,386
642	ESCO Technologies, Inc.	20,621
319	Exponent, Inc.	17,864
1,515	Federal Signal Corp.*	13,287
720	Forward Air Corp.	27,914
940	Franklin Electric Co., Inc.	31,781
468	G&K Services, Inc., Class A	22,609
1,473	GenCorp, Inc.*	20,151
710	Gibraltar Industries, Inc.*	11,523
1,117	Griffon Corp.	12,890
1,660	Healthcare Services Group, Inc.	37,665
1,113	Heartland Express, Inc.	15,972
398	Heidrick & Struggles International, Inc.	5,735
860	Hub Group, Inc., Class A*	31,227
1,316	II-VI, Inc.*	21,846
537	Insperity, Inc.	16,196
1,395	Interface, Inc.	23,436
703	John Bean Technologies Corp.	15,185
647	Kaman Corp.	21,940
780	Kaydon Corp.	21,091
660	Kelly Services, Inc., Class A	11,689
1,437	Knight Transportation, Inc.	24,630
1,182	Korn/Ferry International*	20,685
312	Lindsay Corp.	25,350
414	Lydall, Inc.*	5,986
929	Mobile Mini, Inc.*	31,261
1,102	Moog, Inc., Class A*	55,177
684	Mueller Industries, Inc.	37,244
119	National Presto Industries, Inc.	9,155
1,236	Navigant Consulting, Inc.*	16,290
1,718	Old Dominion Freight Line, Inc.*	73,977
1,060	On Assignment, Inc.*	27,602
1,454	Orbital Sciences Corp.*	26,434
660	Orion Marine Group, Inc.*	7,927
221	Powell Industries, Inc.*	10,449
899	Quanex Building Products Corp.	16,640
997	Resources Connection, Inc.	10,927
980	Simpson Manufacturing Co., Inc.	28,685
1,260	SkyWest, Inc.	17,678
309	Standex International Corp.	16,121
907	Teledyne Technologies, Inc.*	70,039
449	Tennant Co.	22,154
1,569	Tetra Tech, Inc.*	43,257
1,301	Titan International, Inc.	30,352
1,418	Toro Co. (The)	67,582
988	TrueBlue, Inc.*	23,258
364	UniFirst Corp.	34,544
981	United Stationers, Inc.	33,854
481	Universal Forest Products, Inc.	19,004
493	Viad Corp.	12,157
478	Vicor Corp.*	2,576
686	Watts Water Technologies, Inc., Class A	32,654
		2,166,156
	Information Technology — 8.9%

857	Advanced Energy Industries, Inc.*	15,769
345	Agilysys, Inc.*	3,954
652	Anixter International, Inc.*	50,028
2,779	ARRIS Group, Inc.*	42,046
10	ASML Holding N.V.	805
778	ATMI, Inc.*	18,571
738	Avid Technology, Inc.*	4,708
348	Badger Meter, Inc.	15,507
256	Bel Fuse, Inc., Class B	4,076
1,342	Benchmark Electronics, Inc.*	26,169
396	Black Box Corp.	10,656
1,110	Blackbaud, Inc.	33,677
993	Blucora, Inc.*	18,122
915	Bottomline Technologies (de), Inc.*	25,281
1,614	Brooks Automation, Inc.	17,189
567	Cabot Microelectronics Corp.*	20,270
560	CACI International, Inc., Class A*	35,918
1,090	Cardtronics, Inc.*	31,098
545	CEVA, Inc.*	9,140
992	Checkpoint Systems, Inc.*	13,551
1,635	CIBER, Inc.*	6,671
1,566	Cirrus Logic, Inc.*	28,579
975	Cognex Corp.	43,807
589	Coherent, Inc.	33,809
557	Cohu, Inc.	6,160
791	comScore, Inc.*	15,646
423	Comtech Telecommunications Corp.	11,167
820	CSG Systems International, Inc.*	17,737
817	CTS Corp.	9,820
907	Daktronics, Inc.	9,315
1,047	Dealertrack Technologies, Inc.*	33,755
1,197	Dice Holdings, Inc.*	10,797
636	Digi International, Inc.*	6,099
860	Digital River, Inc.*	15,024
873	Diodes, Inc.*	20,603
530	DSP Group, Inc.*	4,208
456	DTS, Inc.*	9,011
780	Ebix, Inc.	15,475
610	Electro Scientific Industries, Inc.	6,923
1,120	Electronics for Imaging, Inc.*	31,237
2,172	Entropic Communications, Inc.*	9,296
778	EPIQ Systems, Inc.	9,437
1,124	Exar Corp.*	12,679
633	ExlService Holdings, Inc.*	18,566
413	FARO Technologies, Inc.*	15,454
937	FEI Co.	67,473
320	Forrester Research, Inc.	11,594
2,894	GT Advanced Technologies, Inc.*	12,878
2,802	Harmonic, Inc.*	17,092
898	Heartland Payment Systems, Inc.	28,790
800	Higher One Holdings, Inc.*	8,720
658	Hittite Microwave Corp.*	35,716
742	iGATE Corp.*	10,766
1,085	Insight Enterprises, Inc.*	20,886
362	Interactive Intelligence Group, Inc.*	18,172
1,367	Intermec, Inc.*	13,479
578	Intevac, Inc.*	2,780
1,298	Ixia*	20,405
1,051	j2 Global, Inc.	42,975
1,499	Kopin Corp.*	5,321
1,827	Kulicke & Soffa Industries, Inc.*	22,655
599	Liquidity Services, Inc.*	23,966
536	Littelfuse, Inc.	39,391
1,222	LivePerson, Inc.*	11,291
543	LogMeIn, Inc.*	13,819
477	Manhattan Associates, Inc.*	35,789
829	MAXIMUS, Inc.	61,868
375	Measurement Specialties, Inc.*	16,669
785	Mercury Systems, Inc.*	6,861
856	Methode Electronics, Inc.	13,465
1,143	Micrel, Inc.	11,373
2,220	Microsemi Corp.*	48,685
217	MicroStrategy, Inc., Class A*	19,851
1,280	MKS Instruments, Inc.	36,032

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
790	Monolithic Power Systems, Inc.	$19,410
911	Monotype Imaging Holdings, Inc.	20,734
382	MTS Systems Corp.	23,058
515	Nanometrics, Inc.*	7,442
935	NETGEAR, Inc.*	31,117
870	Netscout Systems, Inc.*	21,185
932	Newport Corp.*	12,265
1,432	NIC, Inc.	23,943
558	OpenTable, Inc.*	37,219
463	Oplink Communications, Inc.*	7,880
458	OSI Systems, Inc.*	26,491
470	Park Electrochemical Corp.	11,351
423	PC-Tel, Inc.	3,101
805	Perficient, Inc.*	10,143
520	Pericom Semiconductor Corp.*	3,645
846	Plexus Corp.*	24,686
700	Power Integrations, Inc.	29,883
499	Procera Networks, Inc.*	7,365
1,407	Progress Software Corp.*	33,079
624	QuinStreet, Inc.*	4,830
558	Radisys Corp.*	2,790
684	Rofin-Sinar Technologies, Inc.*	18,304
413	Rogers Corp.*	19,110
417	Rubicon Technology, Inc.*	3,532
788	Rudolph Technologies, Inc.*	9,661
677	ScanSource, Inc.*	21,617
814	Sigma Designs, Inc.*	3,736
746	Sourcefire, Inc.*	41,746
342	Stamps.com, Inc.*	13,037
943	STR Holdings, Inc.*	2,848
645	Super Micro Computer, Inc.*	6,650
252	Supertex, Inc.	5,582
948	Sykes Enterprises, Inc.*	14,988
990	Symmetricom, Inc.*	4,891
782	Synaptics, Inc.*	32,265
658	Synchronoss Technologies, Inc.*	20,628
644	SYNNEX Corp.*	26,114
2,229	Take-Two Interactive Software, Inc.*	37,091
785	Tangoe, Inc.*	11,704
535	TeleTech Holdings, Inc.*	12,032
1,273	Tessera Technologies, Inc.	26,415
3,910	TriQuint Semiconductor, Inc.*	27,526
1,275	TTM Technologies, Inc.*	10,302
657	Tyler Technologies, Inc.*	45,340
663	Ultratech, Inc.*	24,173
2,239	United Online, Inc.	15,248
701	VASCO Data Security International, Inc.*	5,874
952	Veeco Instruments, Inc.*	40,355
986	ViaSat, Inc.*	69,079
493	Virtusa Corp.*	11,566
609	Volterra Semiconductor Corp.*	8,563
889	Websense, Inc.*	22,092
598	XO Group, Inc.*	6,183
		2,456,441
	Materials — 3.1%

716	A. Schulman, Inc.	20,692
404	A.M. Castle & Co.*	7,151
3,314	AK Steel Holding Corp.*	11,500
614	AMCOL International Corp.	19,630
589	American Vanguard Corp.	17,941
719	Balchem Corp.	34,519
945	Buckeye Technologies, Inc.	35,220
1,312	Calgon Carbon Corp.*	23,695
1,249	Century Aluminum Co.*	12,378
559	Clearwater Paper Corp.*	26,737
265	Deltic Timber Corp.	16,721
1,557	Globe Specialty Metals, Inc.	19,104
1,214	H.B. Fuller Co.	50,466
224	Hawkins, Inc.	8,933
300	Haynes International, Inc.	14,682
1,772	Headwaters, Inc.*	18,801
531	Innophos Holdings, Inc.	26,858
409	Kaiser Aluminum Corp.	25,947
947	KapStone Paper and Packaging Corp.	27,472
502	Koppers Holdings, Inc.	20,667
785	Kraton Performance Polymers, Inc.*	16,281
458	LSB Industries, Inc.*	15,467
497	Materion Corp.	14,811
748	Myers Industries, Inc.	11,003
386	Neenah Paper, Inc.	12,124
224	Olympic Steel, Inc.	5,674
788	OM Group, Inc.*	23,120
1,042	P. H. Glatfelter Co.	25,769
2,414	PolyOne Corp.	62,016
318	Quaker Chemical Corp.	20,603
740	RTI International Metals, Inc.*	21,467
763	Schweitzer-Mauduit International, Inc.	36,670
427	Stepan Co.	23,071
2,860	Stillwater Mining Co.*	34,291
1,704	SunCoke Energy, Inc.*	26,412
506	Texas Industries, Inc.*	36,133
585	Tredegar Corp.	14,602
1,128	Wausau Paper Corp.	13,175
545	Zep, Inc.	9,036
		860,839
	Telecommunication Services — 0.2%

228	Atlantic Tele-Network, Inc.	11,347
725	Cbeyond, Inc.*	6,228
4,929	Cincinnati Bell, Inc.*	16,956
791	General Communication, Inc., Class A*	6,874
361	Lumos Networks Corp.	4,960
368	NTELOS Holdings Corp.	6,024
534	USA Mobility, Inc.	7,198
		59,587
	Utilities — 2.1%

864	ALLETE, Inc.	40,884
468	American States Water Co.	24,865
1,456	Avista Corp.	38,890
364	CH Energy Group, Inc.	23,562
978	El Paso Electric Co.	35,003
707	Laclede Group, Inc. (The)	33,462
1,017	New Jersey Resources Corp.	46,151
655	Northwest Natural Gas Co.	27,988
906	NorthWestern Corp.	37,291
1,845	Piedmont Natural Gas Co., Inc.	62,343
772	South Jersey Industries, Inc.	45,100
1,126	Southwest Gas Corp.	53,316
1,237	UIL Holdings Corp.	48,194
1,007	UNS Energy Corp.	47,208
		564,257
	Total Common Stocks (Cost $12,354,522)	14,286,389

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.7%
	Federal Home Loan Bank
$2,416,654	0.00%, due 06/03/13	$2,416,654
	U.S. Treasury Bills
1,000,000	0.00%, due 09/26/13	999,854
2,000,000	0.00%, due 10/10/13	1,999,581
	Total U.S. Government & Agency Securities (Cost $5,416,089)	5,416,089

	Repurchase Agreements (a)(b) — 22.3%
6,134,865	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $6,134,892	6,134,865
	Total Repurchase Agreements (Cost $6,134,865)	6,134,865

	Total Investment Securities (Cost $23,905,476) — 94.1%	25,837,343
	Other assets less liabilities — 5.9%	1,616,485
	Net Assets — 100.0%	$27,453,828

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $4,454,782.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,134,035
Aggregate gross unrealized depreciation	(695,287)
Net unrealized appreciation	$1,438,748
Federal income tax cost of investments	$24,398,595

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$10,457,740	$297,516

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	11,826,191	289,334

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	1,109,064	(11,301)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	70,937	1,893

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	2,108,420	72,811

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	15,061,396	934,329

		$1,584,582

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 67.1%
	Consumer Discretionary — 7.9%
1,304	Abercrombie & Fitch Co., Class A	$65,304
5,958	Amazon.com, Inc.*	1,602,881
1,641	Apollo Group, Inc., Class A*	32,804
634	AutoNation, Inc.*	29,373
595	AutoZone, Inc.*	243,254
3,705	Bed Bath & Beyond, Inc.*	252,866
4,358	Best Buy Co., Inc.	120,063
1,895	BorgWarner, Inc.*	153,628
3,514	Cablevision Systems Corp., Class A	53,132
3,739	CarMax, Inc.*	174,873
7,279	Carnival Corp.	240,935
9,587	CBS Corp. (Non-Voting), Class B	474,557
508	Chipotle Mexican Grill, Inc.*	183,388
4,601	Coach, Inc.	268,054
43,249	Comcast Corp., Class A	1,736,447
3	CST Brands, Inc.*	95
4,581	D.R. Horton, Inc.	111,593
2,120	Darden Restaurants, Inc.	109,816
4,805	Delphi Automotive plc	234,532
9,391	DIRECTV*	574,072
4,019	Discovery Communications, Inc., Class A*	316,938
4,955	Dollar General Corp.*	261,624
3,723	Dollar Tree, Inc.*	178,853
1,531	Expedia, Inc.	87,971
1,575	Family Dollar Stores, Inc.	96,311
64,268	Ford Motor Co.	1,007,722
875	Fossil, Inc.*	92,925
1,986	GameStop Corp., Class A	65,856
3,765	Gannett Co., Inc.	80,948
4,870	Gap, Inc. (The)	197,479
1,795	Garmin Ltd.	62,699
2,538	Genuine Parts Co.	197,304
4,021	Goodyear Tire & Rubber Co. (The)*	60,878
4,445	H&R Block, Inc.	130,105
3,705	Harley-Davidson, Inc.	202,071
1,113	Harman International Industries, Inc.	59,100
1,877	Hasbro, Inc.	83,489
24,499	Home Depot, Inc. (The)	1,927,091
4,332	International Game Technology	77,456
6,782	Interpublic Group of Cos., Inc. (The)	96,440
2,335	J.C. Penney Co., Inc.*	41,049
11,213	Johnson Controls, Inc.	418,918
3,467	Kohl’s Corp.	178,238
3,922	L Brands, Inc.	196,139
2,339	Leggett & Platt, Inc.	74,848
2,705	Lennar Corp., Class A	106,361
18,188	Lowe’s Cos., Inc.	765,897
6,477	Macy’s, Inc.	313,098
3,992	Marriott International, Inc., Class A	167,704
5,645	Mattel, Inc.	252,614
16,431	McDonald’s Corp.	1,586,742
917	Netflix, Inc.*	207,471
4,693	Newell Rubbermaid, Inc.	126,899
32,766	News Corp., Class A	1,052,116
11,888	NIKE, Inc., Class B	733,014
2,453	Nordstrom, Inc.	144,285
4,283	Omnicom Group, Inc.	266,103
1,824	O’Reilly Automotive, Inc.*	198,652
1,761	PetSmart, Inc.	118,868
850	priceline.com, Inc.*	683,341
5,574	PulteGroup, Inc.*	120,343
1,280	PVH Corp.	147,443
996	Ralph Lauren Corp.	174,390
3,644	Ross Stores, Inc.	234,309
1,410	Scripps Networks Interactive, Inc., Class A	94,978
11,042	Staples, Inc.	165,630
12,278	Starbucks Corp.	774,373
3,174	Starwood Hotels & Resorts Worldwide, Inc.	216,784
10,664	Target Corp.	741,148
1,953	Tiffany & Co.	151,904
4,842	Time Warner Cable, Inc.	462,459
15,317	Time Warner, Inc.	894,053
11,949	TJX Cos., Inc.	604,739
1,803	TripAdvisor, Inc.*	116,275
1,793	Urban Outfitters, Inc.*	75,180
1,445	VF Corp.	265,678
7,462	Viacom, Inc., Class B	491,671
29,583	Walt Disney Co. (The)	1,866,096
74	Washington Post Co. (The), Class B	34,575
1,287	Whirlpool Corp.	164,427
2,239	Wyndham Worldwide Corp.	130,131
1,307	Wynn Resorts Ltd.	177,608
7,385	Yum! Brands, Inc.	500,334
		28,181,812
	Consumer Staples — 7.1%

32,933	Altria Group, Inc.	1,188,881
10,791	Archer-Daniels-Midland Co.	347,794
7,083	Avon Products, Inc.	166,946
2,627	Beam, Inc.	170,335
2,483	Brown-Forman Corp., Class B	170,880
2,937	Campbell Soup Co.	125,733
2,146	Clorox Co. (The)	178,290
62,802	Coca-Cola Co. (The)	2,511,452
4,300	Coca-Cola Enterprises, Inc.	159,788
14,407	Colgate-Palmolive Co.	833,301
6,781	ConAgra Foods, Inc.	228,452
2,498	Constellation Brands, Inc., Class A*	132,419
7,138	Costco Wholesale Corp.	782,824
20,174	CVS Caremark Corp.	1,161,619
3,337	Dr. Pepper Snapple Group, Inc.	153,435
3,928	Estee Lauder Cos., Inc. (The), Class A	266,240
10,595	General Mills, Inc.	498,813
5,254	H. J. Heinz Co.	380,179
2,460	Hershey Co. (The)	219,211
2,203	Hormel Foods Corp.	87,723
1,757	J.M. Smucker Co. (The)	177,387
4,092	Kellogg Co.	253,909
6,351	Kimberly-Clark Corp.	614,967
9,709	Kraft Foods Group, Inc.	535,257
8,495	Kroger Co. (The)	286,027
6,216	Lorillard, Inc.	263,807
2,174	McCormick & Co., Inc. (Non-Voting)	150,180
3,318	Mead Johnson Nutrition Co.	268,990
2,557	Molson Coors Brewing Co., Class B	126,341
29,138	Mondelez International, Inc., Class A	858,405

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,360	Monster Beverage Corp.*	$128,832
25,279	PepsiCo, Inc.	2,041,785
27,000	Philip Morris International, Inc.	2,454,570
44,760	Procter & Gamble Co. (The)	3,435,778
5,272	Reynolds American, Inc.	253,636
3,926	Safeway, Inc.	90,337
9,602	Sysco Corp.	324,548
4,647	Tyson Foods, Inc., Class A	116,175
14,092	Walgreen Co.	673,034
27,407	Wal-Mart Stores, Inc.	2,051,140
5,648	Whole Foods Market, Inc.	292,905
		25,162,325
	Energy — 7.1%

8,202	Anadarko Petroleum Corp.	717,429
6,419	Apache Corp.	527,192
7,239	Baker Hughes, Inc.	329,230
3,448	Cabot Oil & Gas Corp.	242,601
4,061	Cameron International Corp.*	247,193
8,532	Chesapeake Energy Corp.	186,339
31,832	Chevron Corp.	3,907,378
20,007	ConocoPhillips	1,227,229
3,738	CONSOL Energy, Inc.	129,634
6,119	Denbury Resources, Inc.*	112,284
6,187	Devon Energy Corp.	351,731
1,139	Diamond Offshore Drilling, Inc.	78,375
3,809	Ensco plc, Class A	229,187
4,453	EOG Resources, Inc.	574,882
2,467	EQT Corp.	197,064
73,414	Exxon Mobil Corp.	6,641,765
3,895	FMC Technologies, Inc.*	216,796
15,268	Halliburton Co.	638,966
1,741	Helmerich & Payne, Inc.	107,489
4,869	Hess Corp.	328,219
10,352	Kinder Morgan, Inc.	393,169
11,596	Marathon Oil Corp.	398,786
5,431	Marathon Petroleum Corp.	448,057
2,968	Murphy Oil Corp.	187,934
4,769	Nabors Industries Ltd.	76,352
6,991	National Oilwell Varco, Inc.	491,467
2,216	Newfield Exploration Co.*	52,719
4,141	Noble Corp.	160,464
5,885	Noble Energy, Inc.	339,270
13,199	Occidental Petroleum Corp.	1,215,232
4,418	Peabody Energy Corp.	86,902
10,184	Phillips 66	677,949
2,169	Pioneer Natural Resources Co.	300,797
2,926	QEP Resources, Inc.	82,981
2,668	Range Resources Corp.	200,580
2,036	Rowan Cos. plc, Class A*	67,677
21,764	Schlumberger Ltd.	1,589,425
5,752	Southwestern Energy Co.*	216,793
10,948	Spectra Energy Corp.	334,680
2,252	Tesoro Corp.	138,836
9,060	Valero Energy Corp.	368,108
11,167	Williams Cos., Inc. (The)	392,855
3,279	WPX Energy, Inc.*	63,154
		25,275,170
	Financials — 11.2%

5,560	ACE Ltd.	498,621
7,664	Aflac, Inc.	426,808
7,823	Allstate Corp. (The)	377,382
15,747	American Express Co.	1,192,205
24,190	American International Group, Inc.*	1,075,487
6,474	American Tower Corp. (REIT)	503,936
3,334	Ameriprise Financial, Inc.	271,788
5,105	Aon plc	325,035
2,389	Apartment Investment & Management Co., Class A (REIT)	72,291
1,291	Assurant, Inc.	64,214
1,991	AvalonBay Communities, Inc. (REIT)	264,126
177,296	Bank of America Corp.	2,421,863
19,064	Bank of New York Mellon Corp. (The)	573,064
11,467	BB&T Corp.	377,494
29,886	Berkshire Hathaway, Inc., Class B*	3,409,096
2,061	BlackRock, Inc.	575,431
2,485	Boston Properties, Inc. (REIT)	264,851
9,540	Capital One Financial Corp.	581,272
4,984	CBRE Group, Inc., Class A*	115,529
18,009	Charles Schwab Corp. (The)	357,659
4,276	Chubb Corp. (The)	372,440
2,407	Cincinnati Financial Corp.	113,947
49,792	Citigroup, Inc.	2,588,686
5,029	CME Group, Inc.	341,620
3,075	Comerica, Inc.	121,432
8,117	Discover Financial Services	384,827
4,676	E*TRADE Financial Corp.*	54,382
5,249	Equity Residential (REIT)	296,831
14,342	Fifth Third Bancorp	261,024
3,988	First Horizon National Corp.	45,782
2,264	Franklin Resources, Inc.	350,490
8,073	Genworth Financial, Inc., Class A*	87,269
7,170	Goldman Sachs Group, Inc. (The)	1,162,114
7,154	Hartford Financial Services Group, Inc.	219,127
7,429	HCP, Inc. (REIT)	351,986
4,602	Health Care REIT, Inc. (REIT)	313,074
11,907	Host Hotels & Resorts, Inc. (REIT)	211,826
7,789	Hudson City Bancorp, Inc.	66,206
13,797	Huntington Bancshares, Inc./OH	106,927
1,190	IntercontinentalExchange, Inc.*	203,740
7,225	Invesco Ltd.	243,771
62,715	JPMorgan Chase & Co.	3,423,612
15,138	KeyCorp	163,188
6,683	Kimco Realty Corp. (REIT)	148,028
1,881	Legg Mason, Inc.	65,910
4,806	Leucadia National Corp.	150,812
4,448	Lincoln National Corp.	158,616
5,073	Loews Corp.	232,445
2,004	M&T Bank Corp.	210,220
2,251	Macerich Co. (The) (REIT)	146,112
8,985	Marsh & McLennan Cos., Inc.	359,580
4,601	McGraw Hill Financial, Inc.	250,985
17,919	MetLife, Inc.	792,199
3,175	Moody’s Corp.	210,947
22,495	Morgan Stanley	582,621
1,927	NASDAQ OMX Group, Inc. (The)	60,623
3,566	Northern Trust Corp.	207,363
3,982	NYSE Euronext	160,196
5,549	People’s United Financial, Inc.	76,354
2,660	Plum Creek Timber Co., Inc. (REIT)	126,882
8,659	PNC Financial Services Group, Inc. (The)	620,331
4,519	Principal Financial Group, Inc.	171,044
9,104	Progressive Corp. (The)	232,061
8,091	Prologis, Inc. (REIT)	326,067

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,619	Prudential Financial, Inc.	$525,482
2,364	Public Storage (REIT)	358,855
23,159	Regions Financial Corp.	211,442
5,140	Simon Property Group, Inc. (REIT)	855,502
7,428	SLM Corp.	176,341
7,486	State Street Corp.	495,423
8,831	SunTrust Banks, Inc.	283,387
4,244	T. Rowe Price Group, Inc.	321,950
1,535	Torchmark Corp.	99,023
6,193	Travelers Cos., Inc. (The)	518,478
30,533	U.S. Bancorp/MN	1,070,487
4,421	Unum Group	125,910
4,784	Ventas, Inc. (REIT)	341,434
2,776	Vornado Realty Trust (REIT)	221,941
80,320	Wells Fargo & Co.	3,256,976
8,935	Weyerhaeuser Co. (REIT)	266,442
4,833	XL Group plc	151,901
3,018	Zions Bancorp.	84,655
		39,887,478
	Health Care — 8.5%

25,736	Abbott Laboratories	943,739
25,900	AbbVie, Inc.	1,105,671
2,095	Actavis, Inc.*	258,293
6,234	Aetna, Inc.	376,427
5,685	Agilent Technologies, Inc.	258,383
3,199	Alexion Pharmaceuticals, Inc.*	312,031
5,039	Allergan, Inc.	501,330
3,772	AmerisourceBergen Corp.	203,990
12,263	Amgen, Inc.	1,232,799
8,945	Baxter International, Inc.	629,102
3,178	Becton, Dickinson and Co.	313,414
3,872	Biogen Idec, Inc.*	919,561
22,242	Boston Scientific Corp.*	205,516
26,829	Bristol-Myers Squibb Co.	1,234,402
1,246	C.R. Bard, Inc.	128,450
5,585	Cardinal Health, Inc.	262,272
3,647	CareFusion Corp.*	134,027
6,861	Celgene Corp.*	848,363
2,398	Cerner Corp.*	235,675
4,686	Cigna Corp.	318,179
7,735	Covidien plc	491,946
1,383	DaVita HealthCare Partners, Inc.*	171,589
2,341	DENTSPLY International, Inc.	97,760
1,870	Edwards Lifesciences Corp.*	124,280
16,357	Eli Lilly & Co.	869,538
13,412	Express Scripts Holding Co.*	833,153
3,840	Forest Laboratories, Inc.*	152,640
24,945	Gilead Sciences, Inc.*	1,359,004
2,710	Hospira, Inc.*	93,983
2,595	Humana, Inc.	209,624
658	Intuitive Surgical, Inc.*	327,375
45,803	Johnson & Johnson	3,855,697
1,525	Laboratory Corp. of America Holdings*	151,722
2,819	Life Technologies Corp.*	208,888
3,816	McKesson Corp.	434,490
16,572	Medtronic, Inc.	845,338
49,523	Merck & Co., Inc.	2,312,724
6,481	Mylan, Inc.*	197,541
1,371	Patterson Cos., Inc.	53,579
1,864	PerkinElmer, Inc.	58,381
1,448	Perrigo Co.	167,838
117,796	Pfizer, Inc.	3,207,585
2,592	Quest Diagnostics, Inc.	160,289
1,252	Regeneron Pharmaceuticals, Inc.*	302,821
4,635	St. Jude Medical, Inc.	200,371
4,739	Stryker Corp.	314,622
1,709	Tenet Healthcare Corp.*	80,955
5,860	Thermo Fisher Scientific, Inc.	517,438
16,794	UnitedHealth Group, Inc.	1,051,808
1,788	Varian Medical Systems, Inc.*	119,814
1,407	Waters Corp.*	136,071
4,982	WellPoint, Inc.	383,465
2,775	Zimmer Holdings, Inc.	217,865
		30,131,818
	Industrials — 6.8%

10,401	3M Co.	1,146,918
3,613	ADT Corp. (The)*	146,652
1,640	Avery Dennison Corp.	71,340
11,151	Boeing Co. (The)	1,104,172
2,639	C.H. Robinson Worldwide, Inc.	149,605
10,733	Caterpillar, Inc.	920,891
1,717	Cintas Corp.	78,390
16,726	CSX Corp.	421,662
2,893	Cummins, Inc.	346,090
9,500	Danaher Corp.	587,290
6,383	Deere & Co.	556,023
2,862	Dover Corp.	223,952
670	Dun & Bradstreet Corp. (The)	65,754
7,719	Eaton Corp. plc	509,917
11,832	Emerson Electric Co.	679,867
1,974	Equifax, Inc.	120,217
3,384	Expeditors International of Washington, Inc.	132,078
4,423	Fastenal Co.	230,792
4,792	FedEx Corp.	461,661
789	Flowserve Corp.	132,655
2,663	Fluor Corp.	168,328
5,444	General Dynamics Corp.	419,732
170,381	General Electric Co.	3,973,285
12,843	Honeywell International, Inc.	1,007,662
6,805	Illinois Tool Works, Inc.	477,235
4,516	Ingersoll-Rand plc	259,805
2,742	Iron Mountain, Inc.	98,273
2,136	Jacobs Engineering Group, Inc.*	121,773
1,740	Joy Global, Inc.	94,099
1,805	Kansas City Southern	199,814
1,473	L-3 Communications Holdings, Inc.	125,338
4,387	Lockheed Martin Corp.	464,276
5,843	Masco Corp.	122,820
5,154	Norfolk Southern Corp.	394,745
3,885	Northrop Grumman Corp.	320,085
5,792	PACCAR, Inc.	310,451
1,820	Pall Corp.	124,124
2,444	Parker Hannifin Corp.	243,813
3,378	Pentair Ltd.	196,735
3,299	Pitney Bowes, Inc.	48,429
2,400	Precision Castparts Corp.	513,408
3,494	Quanta Services, Inc.*	99,125
5,331	Raytheon Co.	355,258
4,872	Republic Services, Inc.	166,135
2,287	Robert Half International, Inc.	79,496
2,291	Rockwell Automation, Inc.	201,654
2,238	Rockwell Collins, Inc.	144,911
1,620	Roper Industries, Inc.	201,236
843	Ryder System, Inc.	53,143
955	Snap-on, Inc.	86,991
11,930	Southwest Airlines Co.	169,048

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,626	Stanley Black & Decker, Inc.	$208,032
1,411	Stericycle, Inc.*	154,871
4,449	Textron, Inc.	119,945
7,636	Tyco International Ltd.	258,173
7,690	Union Pacific Corp.	1,189,028
11,717	United Parcel Service, Inc., Class B	1,006,490
13,818	United Technologies Corp.	1,311,328
980	W.W. Grainger, Inc.	252,291
7,165	Waste Management, Inc.	300,428
3,050	Xylem, Inc.	85,827
		24,213,566
	Information Technology — 12.2%

10,558	Accenture plc, Class A	866,917
8,173	Adobe Systems, Inc.*	350,703
9,945	Advanced Micro Devices, Inc.*	39,780
2,915	Akamai Technologies, Inc.*	134,440
5,239	Altera Corp.	173,882
2,617	Amphenol Corp., Class A	203,864
5,014	Analog Devices, Inc.	230,293
15,387	Apple, Inc.	6,919,226
19,663	Applied Materials, Inc.	298,878
3,682	Autodesk, Inc.*	138,922
7,947	Automatic Data Processing, Inc.	546,118
2,154	BMC Software, Inc.*	97,565
8,577	Broadcom Corp., Class A	308,000
5,454	CA, Inc.	148,949
87,367	Cisco Systems, Inc.	2,103,797
3,054	Citrix Systems, Inc.*	196,525
4,945	Cognizant Technology Solutions Corp., Class A*	319,694
2,515	Computer Sciences Corp.	112,194
24,126	Corning, Inc.	370,817
23,930	Dell, Inc.	319,465
19,120	eBay, Inc.*	1,034,392
4,917	Electronic Arts, Inc.*	113,042
34,482	EMC Corp.*	853,774
1,288	F5 Networks, Inc.*	107,174
4,804	Fidelity National Information Services, Inc.	215,700
985	First Solar, Inc.*	53,564
2,188	Fiserv, Inc.*	190,706
2,375	FLIR Systems, Inc.	57,855
4,375	Google, Inc., Class A*	3,808,044
1,849	Harris Corp.	92,690
31,996	Hewlett-Packard Co.	781,342
81,043	Intel Corp.	1,967,724
17,166	International Business Machines Corp.	3,570,871
4,565	Intuit, Inc.	266,779
3,014	Jabil Circuit, Inc.	60,461
3,853	JDS Uniphase Corp.*	52,478
8,448	Juniper Networks, Inc.*	149,783
2,722	KLA-Tencor Corp.	153,221
2,660	Lam Research Corp.*	124,435
3,811	Linear Technology Corp.	142,913
9,008	LSI Corp.*	66,659
1,730	Mastercard, Inc., Class A	986,533
3,201	Microchip Technology, Inc.	116,772
16,742	Micron Technology, Inc.*	195,547
123,524	Microsoft Corp.	4,308,517
2,268	Molex, Inc.	66,543
4,522	Motorola Solutions, Inc.	262,095
5,905	NetApp, Inc.*	221,615
10,239	NVIDIA Corp.	148,363
60,508	Oracle Corp.	2,042,750
5,304	Paychex, Inc.	197,468
28,152	QUALCOMM, Inc.	1,787,089
3,166	Red Hat, Inc.*	152,696
4,649	SAIC, Inc.	67,411
8,831	Salesforce.com, Inc.*	373,816
3,963	SanDisk Corp.*	233,896
5,233	Seagate Technology plc	225,438
11,293	Symantec Corp.*	252,850
6,886	TE Connectivity Ltd.	305,670
2,717	Teradata Corp.*	151,473
3,118	Teradyne, Inc.*	55,937
18,103	Texas Instruments, Inc.	649,717
2,633	Total System Services, Inc.	61,902
2,500	VeriSign, Inc.*	117,600
8,450	Visa, Inc., Class A	1,505,283
3,549	Western Digital Corp.	224,723
9,320	Western Union Co. (The)	152,662
20,053	Xerox Corp.	176,266
4,286	Xilinx, Inc.	174,226
15,880	Yahoo!, Inc.*	417,644
		43,376,138
	Materials — 2.3%

3,402	Air Products & Chemicals, Inc.	321,183
1,120	Airgas, Inc.	115,237
17,521	Alcoa, Inc.	148,928
1,761	Allegheny Technologies, Inc.	48,551
2,449	Ball Corp.	105,699
1,688	Bemis Co., Inc.	66,085
971	CF Industries Holdings, Inc.	185,422
2,483	Cliffs Natural Resources, Inc.	44,793
19,734	Dow Chemical Co. (The)	680,034
15,309	E.I. du Pont de Nemours & Co.	854,089
2,523	Eastman Chemical Co.	180,950
4,350	Ecolab, Inc.	367,445
2,256	FMC Corp.	141,474
17,008	Freeport-McMoRan Copper & Gold, Inc.	528,098
1,337	International Flavors & Fragrances, Inc.	107,348
7,229	International Paper Co.	333,618
6,222	LyondellBasell Industries N.V., Class A	414,696
2,878	MeadWestvaco Corp.	100,730
8,780	Monsanto Co.	883,619
4,534	Mosaic Co. (The)	275,758
8,139	Newmont Mining Corp.	279,005
5,205	Nucor Corp.	231,675
2,688	Owens-Illinois, Inc.*	73,786
2,341	PPG Industries, Inc.	359,601
4,853	Praxair, Inc.	554,843
3,189	Sealed Air Corp.	76,600
1,406	Sherwin-Williams Co. (The)	265,073
1,974	Sigma-Aldrich Corp.	165,145
2,364	United States Steel Corp.	41,819
2,128	Vulcan Materials Co.	114,018
		8,065,322
	Telecommunication Services — 1.8%

89,983	AT&T, Inc.	3,148,505
10,254	CenturyLink, Inc.	350,174
4,804	Crown Castle International Corp.*	342,285
16,357	Frontier Communications Corp.	67,718
49,333	Sprint Nextel Corp.*	360,131
46,834	Verizon Communications, Inc.	2,270,513

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,675	Windstream Corp.	$77,690
		6,617,016
	Utilities — 2.2%

10,142	AES Corp. (The)	123,732
1,931	AGL Resources, Inc.	81,739
3,976	Ameren Corp.	135,343
7,958	American Electric Power Co., Inc.	364,636
7,008	CenterPoint Energy, Inc.	162,445
4,340	CMS Energy Corp.	116,963
4,799	Consolidated Edison, Inc.	273,879
9,443	Dominion Resources, Inc.	534,002
2,827	DTE Energy Co.	188,306
11,546	Duke Energy Corp.	772,774
5,339	Edison International	245,274
2,918	Entergy Corp.	200,992
14,010	Exelon Corp.	439,073
6,853	FirstEnergy Corp.	267,336
1,285	Integrys Energy Group, Inc.	73,926
6,945	NextEra Energy, Inc.	525,181
5,099	NiSource, Inc.	146,494
5,151	Northeast Utilities	214,642
5,295	NRG Energy, Inc.	135,128
3,358	ONEOK, Inc.	151,580
4,067	Pepco Holdings, Inc.	84,472
7,187	PG&E Corp.	322,768
1,798	Pinnacle West Capital Corp.	101,551
9,550	PPL Corp.	283,635
8,290	Public Service Enterprise Group, Inc.	273,902
2,279	SCANA Corp.	114,953
3,707	Sempra Energy	301,379
14,239	Southern Co. (The)	625,092
3,346	TECO Energy, Inc.	58,923
3,752	Wisconsin Energy Corp.	153,119
8,001	Xcel Energy, Inc.	229,789
		7,703,028
	Total Common Stocks (Cost $236,404,689)	238,613,673

Principal Amount
	U.S. Government & Agency Security (a) — 5.6%
	Federal Home Loan Bank
$19,847,814	0.00%, due 06/03/13	19,847,814
	Total U.S. Government & Agency Security (Cost $19,847,814)	19,847,814

	Repurchase Agreements (a)(b) — 19.3%
68,571,158	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $68,571,468	68,571,158
	Total Repurchase Agreements (Cost $68,571,158)	68,571,158

	Total Investment Securities (Cost $324,823,661) — 92.0%	327,032,645
	Other assets less liabilities — 8.0%	28,446,211
	Net Assets — 100.0%	$355,478,856

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $192,235,550.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,127,041
Aggregate gross unrealized depreciation	(4,931,660)
Net unrealized appreciation	$2,195,381
Federal income tax cost of investments	$324,837,264

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	884	06/21/13	$72,001,800	$3,669,070

Cash collateral in the amount of $4,492,419 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

See accompanying notes to the financial statements.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$23,894,070	$273,164

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	32,233,926	332,109

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	18,266,085	182,762

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	13,565,895	137,607

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	57,394,508	38,194

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	30,847,462	885,715

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	72,271,179	149,603

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	507,344,117	30,675,810

		$32,674,964

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 60.9%
	Consumer Discretionary — 8.2%

829	Aaron’s, Inc.	$23,287
867	Advance Auto Parts, Inc.	70,678
921	Aeropostale, Inc.*	13,456
682	AMC Networks, Inc., Class A*	43,662
2,121	American Eagle Outfitters, Inc.	41,975
569	Ann, Inc.*	17,457
1,494	Ascena Retail Group, Inc.*	30,373
455	Bally Technologies, Inc.*	25,912
444	Barnes & Noble, Inc.*	9,990
681	Big Lots, Inc.*	23,188
328	Bob Evans Farms, Inc.	15,141
833	Brinker International, Inc.	32,662
544	Cabela’s, Inc.*	36,481
601	Carter’s, Inc.	43,314
576	Cheesecake Factory, Inc. (The)	22,994
1,950	Chico’s FAS, Inc.	35,217
1,204	Cinemark Holdings, Inc.	35,325
723	CST Brands, Inc.*	21,972
405	Deckers Outdoor Corp.*	21,740
669	DeVry, Inc.	20,893
1,155	Dick’s Sporting Goods, Inc.	60,453
670	Domino’s Pizza, Inc.	39,711
844	DreamWorks Animation SKG, Inc., Class A*	18,517
1,774	Foot Locker, Inc.	60,884
1,685	Gentex Corp.	38,536
722	Guess?, Inc.	22,945
1,157	Hanesbrands, Inc.	57,688
434	HSN, Inc.	24,690
300	International Speedway Corp., Class A	10,398
1,189	Jarden Corp.*	55,384
552	John Wiley & Sons, Inc., Class A	21,914
964	KB Home	21,362
652	Lamar Advertising Co., Class A*	30,468
467	Life Time Fitness, Inc.*	23,275
3,511	LKQ Corp.*	85,949
326	Matthews International Corp., Class A	12,502
458	MDC Holdings, Inc.	16,996
423	Meredith Corp.	17,335
685	Mohawk Industries, Inc.*	76,152
1,436	New York Times Co. (The), Class A*	15,179
55	NVR, Inc.*	54,082
3,363	Office Depot, Inc.*	14,831
331	Panera Bread Co., Class A*	63,496
749	Polaris Industries, Inc.	71,537
666	Regis Corp.	12,261
685	Rent-A-Center, Inc.	25,057
1,193	Saks, Inc.*	17,692
313	Scholastic Corp.	9,465
621	Scientific Games Corp., Class A*	6,763
2,484	Service Corp. International	44,662
953	Signet Jewelers Ltd.	65,290
799	Sotheby’s	29,763
134	Strayer Education, Inc.	7,168
704	Tempur-Pedic International, Inc.*	29,765
517	Thor Industries, Inc.	22,081
1,771	Toll Brothers, Inc.*	60,515
814	Tractor Supply Co.	91,152
636	Tupperware Brands Corp.	51,503
912	Under Armour, Inc., Class A*	56,544
461	Valassis Communications, Inc.	11,981
3,314	Wendy’s Co. (The)	19,718
1,015	Williams-Sonoma, Inc.	54,769
644	WMS Industries, Inc.*	16,325
		2,132,475
	Consumer Staples — 2.5%

1,624	Church & Dwight Co., Inc.	98,755
2,201	Dean Foods Co.*	23,088
728	Energizer Holdings, Inc.	69,677
1,351	Flowers Foods, Inc.	45,083
1,453	Green Mountain Coffee Roasters, Inc.*	106,258
582	Harris Teeter Supermarkets, Inc.	27,354
1,447	Hillshire Brands Co. (The)	50,124
909	Ingredion, Inc.	61,921
228	Lancaster Colony Corp.	18,803
384	Post Holdings, Inc.*	16,201
1,469	Smithfield Foods, Inc.*	48,389
2,350	SUPERVALU, Inc.*	15,181
247	Tootsie Roll Industries, Inc.	7,761
580	United Natural Foods, Inc.*	30,693
274	Universal Corp.	16,065
1,638	WhiteWave Foods Co., Class A*	28,567
		663,920
	Energy — 3.3%

2,597	Alpha Natural Resources, Inc.*	17,348
2,498	Arch Coal, Inc.	12,890
672	Atwood Oceanics, Inc.*	35,287
566	Bill Barrett Corp.*	12,775
231	CARBO Ceramics, Inc.	15,223
1,017	Cimarex Energy Co.	71,332
893	Dresser-Rand Group, Inc.*	54,116
429	Dril-Quip, Inc.*	38,803
850	Energen Corp.	46,061
1,405	Forest Oil Corp.*	6,393
1,159	Helix Energy Solutions Group, Inc.*	27,654
2,395	HollyFrontier Corp.	118,552
1,273	Oceaneering International, Inc.	92,267
646	Oil States International, Inc.*	63,631
1,717	Patterson-UTI Energy, Inc.	36,074
702	Rosetta Resources, Inc.*	32,896
779	SM Energy Co.	47,239
1,877	Superior Energy Services, Inc.*	50,078
581	Tidewater, Inc.	32,007
515	Unit Corp.*	23,263
850	World Fuel Services Corp.	34,620
		868,509
	Financials — 13.9%

619	Affiliated Managers Group, Inc.*	101,516
506	Alexander & Baldwin, Inc.*	17,857
828	Alexandria Real Estate Equities, Inc. (REIT)	56,718
198	Alleghany Corp.*	77,220
1,232	American Campus Communities, Inc. (REIT)	50,303
881	American Financial Group, Inc./OH	42,781
2,611	Apollo Investment Corp.	21,645
1,481	Arthur J. Gallagher & Co.	64,690
823	Aspen Insurance Holdings Ltd.	30,237
1,977	Associated Banc-Corp	30,466
966	Astoria Financial Corp.	9,525
979	BancorpSouth, Inc.	16,800
528	Bank of Hawaii Corp.	26,601
2,167	BioMed Realty Trust, Inc. (REIT)	45,355

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
905	BRE Properties, Inc. (REIT)	$45,241
1,389	Brown & Brown, Inc.	44,823
994	Camden Property Trust (REIT)	68,834
862	Cathay General Bancorp	17,490
1,027	CBOE Holdings, Inc.	41,224
558	City National Corp./CA	35,020
907	Commerce Bancshares, Inc./MO	39,473
1,007	Corporate Office Properties Trust (REIT)	26,816
1,351	Corrections Corp. of America (REIT)	47,488
724	Cullen/Frost Bankers, Inc.	46,589
3,785	Duke Realty Corp. (REIT)	62,717
1,649	East West Bancorp, Inc.	43,435
1,417	Eaton Vance Corp.	58,820
728	Equity One, Inc. (REIT)	16,984
446	Essex Property Trust, Inc. (REIT)	70,084
601	Everest Re Group Ltd.	77,896
1,212	Extra Space Storage, Inc. (REIT)	50,771
764	Federal Realty Investment Trust (REIT)	82,321
1,106	Federated Investors, Inc., Class B	30,603
2,529	Fidelity National Financial, Inc., Class A	66,538
1,266	First American Financial Corp.	30,232
4,149	First Niagara Financial Group, Inc.	40,536
1,943	FirstMerit Corp.	36,664
2,335	Fulton Financial Corp.	26,829
302	Greenhill & Co., Inc.	15,043
999	Hancock Holding Co.	28,521
525	Hanover Insurance Group, Inc. (The)	26,371
1,184	HCC Insurance Holdings, Inc.	50,734
948	Highwoods Properties, Inc. (REIT)	34,526
606	Home Properties, Inc. (REIT)	36,827
1,620	Hospitality Properties Trust (REIT)	47,272
640	International Bancshares Corp.	13,939
2,240	Janus Capital Group, Inc.	19,645
518	Jones Lang LaSalle, Inc.	47,568
641	Kemper Corp.	21,884
882	Kilroy Realty Corp. (REIT)	46,667
1,407	Liberty Property Trust (REIT)	57,096
983	Mack-Cali Realty Corp. (REIT)	26,049
427	Mercury General Corp.	19,121
1,415	MSCI, Inc.*	49,865
1,363	National Retail Properties, Inc. (REIT)	48,891
5,182	New York Community Bancorp, Inc.	67,781
2,840	Old Republic International Corp.	38,652
1,329	Omega Healthcare Investors, Inc. (REIT)	43,073
475	Potlatch Corp. (REIT)	21,579
538	Primerica, Inc.	18,948
553	Prosperity Bancshares, Inc.	27,700
920	Protective Life Corp.	35,586
1,329	Raymond James Financial, Inc.	58,436
1,467	Rayonier, Inc. (REIT)	81,272
2,283	Realty Income Corp. (REIT)	103,762
1,064	Regency Centers Corp. (REIT)	54,902
870	Reinsurance Group of America, Inc.	57,324
1,585	SEI Investments Co.	48,517
2,213	Senior Housing Properties Trust (REIT)	57,206
543	Signature Bank/NY*	41,909
1,074	SL Green Realty Corp. (REIT)	93,416
523	StanCorp Financial Group, Inc.	23,760
527	SVB Financial Group*	40,784
9,265	Synovus Financial Corp.	25,386
745	Taubman Centers, Inc. (REIT)	60,032
1,918	TCF Financial Corp.	27,619
789	Trustmark Corp.	20,112
2,944	UDR, Inc. (REIT)	71,745
2,342	Valley National Bancorp	21,827
1,297	W. R. Berkley Corp.	53,138
1,007	Waddell & Reed Financial, Inc., Class A	46,362
1,238	Washington Federal, Inc.	21,653
1,058	Webster Financial Corp.	24,704
1,316	Weingarten Realty Investors (REIT)	41,954
320	Westamerica Bancorp.	14,410
		3,632,710
	Health Care — 5.6%

2,027	Allscripts Healthcare Solutions, Inc.*	28,074
237	Bio-Rad Laboratories, Inc., Class A*	26,942
567	Charles River Laboratories International, Inc.*	24,557
1,085	Community Health Systems, Inc.	52,264
568	Cooper Cos., Inc. (The)	64,190
649	Covance, Inc.*	48,402
1,343	Endo Health Solutions, Inc.*	48,751
3,027	Health Management Associates, Inc., Class A*	41,742
933	Health Net, Inc.*	29,735
1,031	Henry Schein, Inc.*	99,275
710	Hill-Rom Holdings, Inc.	25,652
1,024	HMS Holdings Corp.*	25,498
3,150	Hologic, Inc.*	65,363
642	IDEXX Laboratories, Inc.*	52,927
552	LifePoint Hospitals, Inc.*	27,451
614	Masimo Corp.	13,293
589	MEDNAX, Inc.*	54,677
357	Mettler-Toledo International, Inc.*	77,919
1,231	Omnicare, Inc.	56,663
745	Owens & Minor, Inc.	25,464
1,689	ResMed, Inc.	81,072
688	STERIS Corp.	31,194
408	Techne Corp.	27,136
482	Teleflex, Inc.	37,755
678	Thoratec Corp.*	21,133
549	United Therapeutics Corp.*	36,492
1,047	Universal Health Services, Inc., Class B	72,390
1,040	VCA Antech, Inc.*	26,582
2,568	Vertex Pharmaceuticals, Inc.*	206,236
509	WellCare Health Plans, Inc.*	26,539
		1,455,368
	Industrials — 10.2%

504	Acuity Brands, Inc.	37,835
1,233	AECOM Technology Corp.*	37,964
1,142	AGCO Corp.	63,347
828	Alaska Air Group, Inc.*	47,047
386	Alliant Techsystems, Inc.	30,309
2,863	AMETEK, Inc.	123,538
1,233	B/E Aerospace, Inc.*	78,222
562	Brink’s Co. (The)	15,078
747	Carlisle Cos., Inc.	48,861
584	CLARCOR, Inc.	31,676
622	Clean Harbors, Inc.*	35,578
659	Con-way, Inc.	25,055
1,248	Copart, Inc.*	42,919
393	Corporate Executive Board Co. (The)	24,048
567	Crane Co.	33,878

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
598	Deluxe Corp.	$22,365
1,588	Donaldson Co., Inc.	59,566
365	Esterline Technologies Corp.*	26,787
2,216	Exelis, Inc.	26,924
1,932	Fortune Brands Home & Security, Inc.	81,685
481	FTI Consulting, Inc.*	18,273
578	Gardner Denver, Inc.	43,639
552	GATX Corp.	27,561
585	General Cable Corp.*	20,686
582	Genesee & Wyoming, Inc., Class A*	51,827
716	Graco, Inc.	46,146
419	Granite Construction, Inc.	12,930
949	Harsco Corp.	22,188
687	Herman Miller, Inc.	19,312
529	HNI Corp.	19,451
628	Hubbell, Inc., Class B	63,070
584	Huntington Ingalls Industries, Inc.	32,248
971	IDEX Corp.	53,454
1,086	ITT Corp.	32,743
1,065	J.B. Hunt Transport Services, Inc.	78,448
2,643	JetBlue Airways Corp.*	16,413
1,737	KBR, Inc.	62,706
932	Kennametal, Inc.	40,393
667	Kirby Corp.*	52,079
547	Landstar System, Inc.	28,876
538	Lennox International, Inc.	34,427
976	Lincoln Electric Holdings, Inc.	58,365
905	Manpowergroup, Inc.	51,829
502	Matson, Inc.	12,635
366	Mine Safety Appliances Co.	18,271
550	MSC Industrial Direct Co., Inc., Class A	45,468
668	Nordson Corp.	47,575
1,028	Oshkosh Corp.*	40,935
2,122	R.R. Donnelley & Sons Co.	28,159
529	Regal-Beloit Corp.	35,713
775	Rollins, Inc.	19,576
553	SPX Corp.	43,643
1,303	Terex Corp.*	46,739
937	Timken Co.	53,184
664	Towers Watson & Co., Class A	51,580
931	Trinity Industries, Inc.	38,106
590	Triumph Group, Inc.	45,814
1,095	United Rentals, Inc.*	62,240
904	URS Corp.	43,790
1,221	UTi Worldwide, Inc.	19,328
276	Valmont Industries, Inc.	42,043
1,451	Waste Connections, Inc.	58,388
350	Watsco, Inc.	30,538
526	Werner Enterprises, Inc.	13,166
562	Westinghouse Air Brake Technologies Corp.	61,826
711	Woodward, Inc.	27,836
		2,666,299
	Information Technology — 9.5%

1,075	3D Systems Corp.*	52,159
464	ACI Worldwide, Inc.*	21,581
869	Acxiom Corp.*	19,109
730	ADTRAN, Inc.	16,878
374	Advent Software, Inc.*	12,409
587	Alliance Data Systems Corp.*	103,952
1,094	ANSYS, Inc.*	81,503
907	AOL, Inc.*	31,437
1,248	Arrow Electronics, Inc.*	49,621
5,170	Atmel Corp.*	40,688
1,612	Avnet, Inc.*	55,066
1,434	Broadridge Financial Solutions, Inc.	38,919
3,315	Cadence Design Systems, Inc.*	50,156
1,195	Ciena Corp.*	20,004
505	CommVault Systems, Inc.*	35,350
2,497	Compuware Corp.*	28,041
537	Concur Technologies, Inc.*	43,352
1,250	Convergys Corp.	22,713
1,152	CoreLogic, Inc.*	30,182
1,373	Cree, Inc.*	85,607
1,580	Cypress Semiconductor Corp.*	17,759
744	Diebold, Inc.	23,964
354	DST Systems, Inc.	24,136
574	Equinix, Inc.*	116,315
478	FactSet Research Systems, Inc.	46,935
418	Fair Isaac Corp.	20,515
1,495	Fairchild Semiconductor International, Inc.*	21,692
1,099	Gartner, Inc.*	62,214
926	Global Payments, Inc.	44,411
1,269	Informatica Corp.*	46,141
1,771	Ingram Micro, Inc., Class A*	33,844
1,714	Integrated Device Technology, Inc.*	14,603
484	InterDigital, Inc.	22,259
814	International Rectifier Corp.*	17,892
1,486	Intersil Corp., Class A	12,185
462	Itron, Inc.*	19,404
1,014	Jack Henry & Associates, Inc.	47,587
999	Lender Processing Services, Inc.	33,057
743	Lexmark International, Inc., Class A	22,669
279	ManTech International Corp., Class A	7,558
2,722	MEMC Electronic Materials, Inc.*	21,967
1,112	Mentor Graphics Corp.	21,117
934	MICROS Systems, Inc.*	39,415
1,375	Monster Worldwide, Inc.*	7,604
1,118	National Instruments Corp.	31,751
1,926	NCR Corp.*	64,328
778	NeuStar, Inc., Class A*	37,702
501	Plantronics, Inc.	23,146
2,083	Polycom, Inc.*	23,600
1,407	PTC, Inc.*	35,330
1,070	QLogic Corp.*	10,422
1,299	Rackspace Hosting, Inc.*	48,751
3,290	RF Micro Devices, Inc.*	18,161
1,922	Riverbed Technology, Inc.*	29,714
1,223	Rovi Corp.*	31,553
779	Semtech Corp.*	28,465
454	Silicon Laboratories, Inc.*	19,504
2,259	Skyworks Solutions, Inc.*	53,900
723	SolarWinds, Inc.*	30,474
811	Solera Holdings, Inc.	44,418
1,810	Synopsys, Inc.*	65,975
444	Tech Data Corp.*	22,253
3,940	Tellabs, Inc.	8,156
1,830	TIBCO Software, Inc.*	39,034
3,005	Trimble Navigation Ltd.*	83,840
838	ValueClick, Inc.*	22,073
1,271	VeriFone Systems, Inc.*	29,652
1,552	Vishay Intertechnology, Inc.*	22,597
455	WEX, Inc.*	33,611
600	Zebra Technologies Corp., Class A*	27,396
		2,469,776

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 4.3%

1,045	Albemarle Corp.	$69,931
779	Aptargroup, Inc.	44,185
864	Ashland, Inc.	76,827
705	Cabot Corp.	28,863
521	Carpenter Technology Corp.	25,091
1,371	Commercial Metals Co.	21,141
392	Compass Minerals International, Inc.	34,206
494	Cytec Industries, Inc.	35,306
409	Domtar Corp.	29,640
552	Eagle Materials, Inc.	40,710
357	Greif, Inc., Class A	18,600
631	Intrepid Potash, Inc.	11,850
1,639	Louisiana-Pacific Corp.*	28,797
540	Martin Marietta Materials, Inc.	58,876
413	Minerals Technologies, Inc.	17,594
126	NewMarket Corp.	34,554
944	Olin Corp.	23,534
1,155	Packaging Corp. of America	56,595
897	Reliance Steel & Aluminum Co.	58,996
845	Rock-Tenn Co., Class A	83,469
765	Royal Gold, Inc.	41,891
1,558	RPM International, Inc.	51,617
457	Scotts Miracle-Gro Co. (The), Class A	21,602
588	Sensient Technologies Corp.	24,267
532	Silgan Holdings, Inc.	24,882
1,189	Sonoco Products Co.	41,639
2,590	Steel Dynamics, Inc.	39,731
984	Valspar Corp. (The)	70,523
622	Worthington Industries, Inc.	21,384
		1,136,301
	Telecommunication Services — 0.3%

1,182	Telephone & Data Systems, Inc.	27,481
1,790	tw telecom, inc.*	51,069
		78,550
	Utilities — 3.1%

1,306	Alliant Energy Corp.	64,334
1,652	Aqua America, Inc.	51,361
1,065	Atmos Energy Corp.	44,964
520	Black Hills Corp.	24,684
716	Cleco Corp.	32,585
1,807	Great Plains Energy, Inc.	40,784
1,154	Hawaiian Electric Industries, Inc.	30,200
590	IDACORP, Inc.	27,866
2,222	MDU Resources Group, Inc.	57,461
982	National Fuel Gas Co.	60,098
2,766	NV Energy, Inc.	64,835
1,163	OGE Energy Corp.	78,933
937	PNM Resources, Inc.	21,008
2,060	Questar Corp.	50,079
1,332	UGI Corp.	50,869
967	Vectren Corp.	33,207
1,492	Westar Energy, Inc.	47,326
608	WGL Holdings, Inc.	26,095
		806,689
	Total Common Stocks (Cost $15,849,103)	15,910,597

Principal Amount
	U.S. Government & Agency Securities (a) — 3.6%
	Federal Home Loan Bank
$436,848	0.00%, due 06/03/13	436,848
	U.S. Treasury Bill
500,000	0.00%, due 08/29/13	499,923
	Total U.S. Government & Agency Securities (Cost $936,771)	936,771

	Repurchase Agreements (a)(b) — 6.5%
1,699,860	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,699,868	1,699,860
	Total Repurchase Agreements (Cost $1,699,860)	1,699,860

	Total Investment Securities (Cost $18,485,734) — 71.0%	18,547,228
	Other assets less liabilities — 29.0%	7,582,194
	Net Assets — 100.0%	$26,129,422

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $7,210,506.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,317
Aggregate gross unrealized depreciation	(452,647)
Net unrealized appreciation	$49,670
Federal income tax cost of investments	$18,497,558

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	35	06/21/13	$4,140,850	$192,192

Cash collateral in the amount of $213,123 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$4,195,661	$260,910

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	4,712,117	257,335

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	6,408,756	303,435

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	1,695,956	113,370

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	767,876	162,728

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	1,947,277	113,802

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	14,777,495	916,783

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	23,817,176	1,977,826

		$4,106,189

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 46.9%
	Consumer Discretionary — 6.8%

1,013	1-800-Flowers.com, Inc., Class A*	$6,169
3,151	Aeropostale, Inc.*	46,036
944	AFC Enterprises, Inc.*	34,418
2,586	American Axle & Manufacturing Holdings, Inc.*	46,005
1,226	American Greetings Corp., Class A	22,558
699	American Public Education, Inc.*	26,590
310	America’s Car-Mart, Inc.*	13,978
1,279	Ameristar Casinos, Inc.	33,510
1,892	Ann, Inc.*	58,047
1,026	Arbitron, Inc.	48,130
490	Arctic Cat, Inc.	22,976
1,080	Asbury Automotive Group, Inc.*	44,496
551	Ascent Capital Group, Inc., Class A*	39,953
1,100	Barnes & Noble, Inc.*	24,750
437	Bassett Furniture Industries, Inc.	6,013
171	Beasley Broadcasting Group, Inc., Class A	1,252
955	Beazer Homes USA, Inc.*	19,768
1,341	bebe stores, inc.	7,322
3,628	Belo Corp., Class A	40,706
645	Big 5 Sporting Goods Corp.	12,906
47	Biglari Holdings, Inc.*	18,920
951	BJ’s Restaurants, Inc.*	35,701
814	Black Diamond, Inc.*	7,302
713	Bloomin’ Brands, Inc.*	16,584
482	Blue Nile, Inc.*	17,140
374	Blyth, Inc.	5,240
1,130	Bob Evans Farms, Inc.	52,161
627	Body Central Corp.*	7,706
491	Bon-Ton Stores, Inc. (The)	10,453
2,156	Boyd Gaming Corp.*	28,093
758	Bravo Brio Restaurant Group, Inc.*	13,644
675	Bridgepoint Education, Inc.*	8,647
457	Bright Horizons Family Solutions, Inc.*	16,475
1,661	Brown Shoe Co., Inc.	34,549
3,464	Brunswick Corp.	116,286
1,076	Buckle, Inc. (The)	57,544
720	Buffalo Wild Wings, Inc.*	69,091
1,809	Cabela’s, Inc.*	121,312
1,429	Caesars Entertainment Corp.*	20,706
178	CafePress, Inc.*	1,159
2,522	Callaway Golf Co.	17,276
493	Capella Education Co.*	21,475
2,008	Career Education Corp.*	5,984
687	Carmike Cinemas, Inc.*	12,174
615	Carriage Services, Inc.	11,642
591	Carrols Restaurant Group, Inc.*	3,369
1,063	Cato Corp. (The), Class A	26,469
267	Cavco Industries, Inc.*	12,792
709	CEC Entertainment, Inc.	28,395
1,952	Central European Media Enterprises Ltd., Class A*	6,520
2,095	Cheesecake Factory, Inc. (The)	83,632
325	Cherokee, Inc.	4,394
941	Children’s Place Retail Stores, Inc. (The)*	50,184
505	Churchill Downs, Inc.	42,390
260	Chuy’s Holdings, Inc.*	9,061
578	Citi Trends, Inc.*	7,653
1,083	Coinstar, Inc.*	63,074
207	Collectors Universe	2,699
475	Columbia Sportswear Co.	28,604
654	Conn’s, Inc.*	32,196
2,417	Cooper Tire & Rubber Co.	62,455
443	Core-Mark Holding Co., Inc.	26,221
3,036	Corinthian Colleges, Inc.*	7,894
746	Cracker Barrel Old Country Store, Inc.	66,737
3,487	Crocs, Inc.*	61,511
1,339	Crown Media Holdings, Inc., Class A*	2,745
377	CSS Industries, Inc.	10,424
338	Culp, Inc.	5,830
2,397	Cumulus Media, Inc., Class A*	8,893
38	Daily Journal Corp.*	4,283
5,727	Dana Holding Corp.	108,355
225	Del Frisco’s Restaurant Group, Inc.*	4,183
274	Delta Apparel, Inc.*	4,022
3,729	Denny’s Corp.*	22,486
518	Destination Maternity Corp.	12,903
1,628	Destination XL Group, Inc.*	8,075
1,069	Digital Generation, Inc.*	7,472
627	DineEquity, Inc.	45,389
2,246	Domino’s Pizza, Inc.	133,120
950	Dorman Products, Inc.	42,303
746	Drew Industries, Inc.	28,199
1,158	E.W. Scripps Co. (The), Class A*	15,807
1,034	Education Management Corp.*	6,680
239	Einstein Noah Restaurant Group, Inc.	3,346
947	Entercom Communications Corp., Class A*	8,788
1,967	Entravision Communications Corp., Class A	9,107
939	Ethan Allen Interiors, Inc.	29,456
3,036	Exide Technologies*	1,372
3,469	Express, Inc.*	75,624
717	Federal-Mogul Corp.*	6,991
627	Fiesta Restaurant Group, Inc.*	22,302
4,647	Fifth & Pacific Cos., Inc.*	99,864
1,868	Finish Line, Inc. (The), Class A	39,340
344	Fisher Communications, Inc.	14,142
429	Five Below, Inc.*	16,405
174	Flexsteel Industries, Inc.	3,955
1,349	Francesca’s Holdings Corp.*	38,514
1,428	Fred’s, Inc., Class A	22,648
122	Frisch’s Restaurants, Inc.	2,041
570	Fuel Systems Solutions, Inc.*	8,886
644	G-III Apparel Group Ltd.*	27,119
173	Geeknet, Inc.*	2,512
949	Genesco, Inc.*	64,133
1,146	Gentherm, Inc.*	21,109
731	Global Sources Ltd.*	4,978
328	Gordmans Stores, Inc.*	4,202
1,549	Grand Canyon Education, Inc.*	49,754
889	Group 1 Automotive, Inc.	56,496
1,727	Harte-Hanks, Inc.	15,439
744	Haverty Furniture Cos., Inc.	18,317
1,229	Helen of Troy Ltd.*	48,754
526	hhgregg, Inc.*	8,200
1,024	Hibbett Sports, Inc.*	58,399
2,139	Hillenbrand, Inc.	51,037
419	Hooker Furniture Corp.	7,332
1,636	Hot Topic, Inc.	22,888

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,084	Hovnanian Enterprises, Inc., Class A*	$25,076
1,384	HSN, Inc.	78,736
2,211	Iconix Brand Group, Inc.*	66,529
257	Ignite Restaurant Group, Inc.*	4,703
1,075	International Speedway Corp., Class A	37,259
1,504	Interval Leisure Group, Inc.	32,501
1,065	iRobot Corp.*	35,986
812	Isle of Capri Casinos, Inc.*	6,269
1,715	Jack in the Box, Inc.*	62,580
854	JAKKS Pacific, Inc.	8,625
3,198	Jamba, Inc.*	9,562
220	Johnson Outdoors, Inc., Class A*	5,445
3,184	Jones Group, Inc. (The)	46,391
1,080	JoS. A. Bank Clothiers, Inc.*	48,524
1,566	Journal Communications, Inc., Class A*	10,367
1,035	K12, Inc.*	30,760
3,203	KB Home	70,978
527	Kirkland’s, Inc.*	7,884
2,306	Krispy Kreme Doughnuts, Inc.*	39,940
2,006	La-Z-Boy, Inc.	37,051
1,957	LeapFrog Enterprises, Inc.*	18,728
796	Libbey, Inc.*	16,843
1,662	Life Time Fitness, Inc.*	82,834
700	LifeLock, Inc.*	7,224
375	Lifetime Brands, Inc.	5,047
1,182	LIN TV Corp., Class A*	14,338
931	Lincoln Educational Services Corp.	6,415
3,083	Lions Gate Entertainment Corp.*	88,790
840	Lithia Motors, Inc., Class A	43,756
5,430	Live Nation Entertainment, Inc.*	73,902
426	Loral Space & Communications, Inc.	25,654
776	Luby’s, Inc.*	6,580
1,068	Lumber Liquidators Holdings, Inc.*	87,693
937	M/I Homes, Inc.*	23,284
462	Mac-Gray Corp.	6,491
913	Maidenform Brands, Inc.*	16,607
707	Marcus Corp.	9,085
402	Marine Products Corp.	2,963
791	MarineMax, Inc.*	9,089
1,031	Marriott Vacations Worldwide Corp.*	45,622
1,077	Martha Stewart Living Omnimedia, Class A*	2,585
1,094	Matthews International Corp., Class A	41,955
427	Mattress Firm Holding Corp.*	15,355
2,248	McClatchy Co. (The), Class A*	5,620
1,483	MDC Holdings, Inc.	55,034
993	MDC Partners, Inc., Class A	17,507
1,975	Men’s Wearhouse, Inc. (The)	71,495
1,405	Meredith Corp.	57,577
1,186	Meritage Homes Corp.*	56,169
1,812	Modine Manufacturing Co.*	18,573
340	Monarch Casino & Resort, Inc.*	5,239
1,198	Monro Muffler Brake, Inc.	56,330
856	Morgans Hotel Group Co.*	5,744
682	Movado Group, Inc.	24,620
877	MTR Gaming Group, Inc.*	3,324
1,120	Multimedia Games Holding Co., Inc.*	28,661
214	NACCO Industries, Inc., Class A	11,988
104	Nathan’s Famous, Inc.*	5,318
364	National American University Holdings, Inc.	1,376
2,174	National CineMedia, Inc.	36,110
1,062	New York & Co., Inc.*	5,894
5,282	New York Times Co. (The), Class A*	55,831
439	Nexstar Broadcasting Group, Inc., Class A	12,292
1,102	Nutrisystem, Inc.	9,951
11,007	Office Depot, Inc.*	48,541
3,358	OfficeMax, Inc.	43,755
892	Orbitz Worldwide, Inc.*	6,735
74	Orchard Supply Hardware Stores Corp., Class A*	175
3,755	Orient-Express Hotels Ltd., Class A*	44,459
452	Overstock.com, Inc.*	11,716
543	Oxford Industries, Inc.	35,670
656	Papa John’s International, Inc.*	42,266
1,646	Penske Automotive Group, Inc.	52,853
2,050	Pep Boys-Manny Moe & Jack (The)*	25,297
197	Perfumania Holdings, Inc.*	1,158
460	Perry Ellis International, Inc.	9,711
789	PetMed Express, Inc.	10,565
3,767	Pier 1 Imports, Inc.	87,357
2,285	Pinnacle Entertainment, Inc.*	44,969
1,842	Pool Corp.	94,771
997	Premier Exhibitions, Inc.*	1,994
5,063	Quiksilver, Inc.*	39,846
339	R.G. Barry Corp.	4,858
3,856	RadioShack Corp.*	14,267
394	ReachLocal, Inc.*	5,477
649	Reading International, Inc., Class A*	3,946
534	Red Lion Hotels Corp.*	3,321
570	Red Robin Gourmet Burgers, Inc.*	29,931
2,232	Regis Corp.	41,091
2,304	Rent-A-Center, Inc.	84,280
363	Rentrak Corp.*	8,400
214	Restoration Hardware Holdings, Inc.*	11,956
2,474	Ruby Tuesday, Inc.*	22,885
600	rue21, inc.*	25,194
1,366	Ruth’s Hospitality Group, Inc.	15,299
1,730	Ryland Group, Inc. (The)	78,334
181	Saga Communications, Inc., Class A	8,335
4,019	Saks, Inc.*	59,602
392	Salem Communications Corp., Class A	2,924
1,006	Scholastic Corp.	30,421
2,019	Scientific Games Corp., Class A*	21,987
2,199	Select Comfort Corp.*	48,796
2,131	SHFL Entertainment, Inc.*	36,760
226	Shiloh Industries, Inc.	2,246
555	Shoe Carnival, Inc.	13,463
1,470	Shutterfly, Inc.*	71,648
2,432	Sinclair Broadcast Group, Inc., Class A	65,737
1,359	Six Flags Entertainment Corp.	101,341
1,468	Skechers U.S.A., Inc., Class A*	33,030
628	Skullcandy, Inc.*	3,630
2,516	Smith & Wesson Holding Corp.*	22,921

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,558	Sonic Automotive, Inc., Class A	$35,476
2,202	Sonic Corp.*	28,912
2,627	Sotheby’s	97,856
1,314	Spartan Motors, Inc.	7,950
452	Speedway Motorsports, Inc.	8,213
1,267	Stage Stores, Inc.	29,154
770	Standard Motor Products, Inc.	26,026
4,485	Standard Pacific Corp.*	39,692
1,060	Stein Mart, Inc.	13,706
592	Steiner Leisure Ltd.*	30,068
268	Steinway Musical Instruments, Inc.*	7,475
1,523	Steven Madden Ltd.*	73,865
2,898	Stewart Enterprises, Inc., Class A	37,674
1,086	Stoneridge, Inc.*	12,174
431	Strayer Education, Inc.	23,054
743	Sturm Ruger & Co., Inc.	37,358
891	Superior Industries International, Inc.	16,225
429	Systemax, Inc.	4,140
2,354	Tenneco, Inc.*	104,423
2,420	Texas Roadhouse, Inc.	57,233
356	Tilly’s, Inc., Class A*	5,881
223	Tower International, Inc.*	4,217
899	Town Sports International Holdings, Inc.	9,907
610	TRI Pointe Homes, Inc.*	10,272
1,000	True Religion Apparel, Inc.	31,840
1,622	Tuesday Morning Corp.*	14,452
837	Tumi Holdings, Inc.*	20,297
619	U.S. Auto Parts Network, Inc.*	768
545	Unifi, Inc.*	10,235
579	Universal Electronics, Inc.*	15,459
822	Universal Technical Institute, Inc.	9,683
1,397	Vail Resorts, Inc.	89,478
1,543	Valassis Communications, Inc.	40,103
51	Value Line, Inc.	463
781	Vera Bradley, Inc.*	18,354
856	Vitacost.com, Inc.*	7,002
1,142	Vitamin Shoppe, Inc.*	49,951
707	VOXX International Corp.*	7,862
589	West Marine, Inc.*	6,821
3,508	Wet Seal, Inc. (The), Class A*	17,400
258	Weyco Group, Inc.	6,205
88	Winmark Corp.	5,260
1,134	Winnebago Industries, Inc.*	23,542
2,136	WMS Industries, Inc.*	54,148
1,887	Wolverine World Wide, Inc.	98,784
1,051	World Wrestling Entertainment, Inc., Class A	10,237
988	Zagg, Inc.*	4,989
849	Zumiez, Inc.*	27,015
		7,869,592
	Consumer Staples — 1.7%

136	Alico, Inc.	6,276
3,389	Alliance One International, Inc.*	12,336
721	Andersons, Inc. (The)	36,728
194	Annie’s, Inc.*	7,549
44	Arden Group, Inc., Class A	4,689
2,038	B&G Foods, Inc.	58,654
302	Boston Beer Co., Inc. (The), Class A*	46,158
2,286	Boulder Brands, Inc.*	23,980
461	Calavo Growers, Inc.	13,696
560	Cal-Maine Foods, Inc.	25,054
1,477	Casey’s General Stores, Inc.	89,743
1,497	Central Garden and Pet Co., Class A*	11,362
427	Chefs’ Warehouse, Inc. (The)*	8,062
1,782	Chiquita Brands International, Inc.*	17,998
181	Coca-Cola Bottling Co. Consolidated	10,822
404	Craft Brew Alliance, Inc.*	3,062
4,561	Darling International, Inc.*	89,441
858	Diamond Foods, Inc.*	13,308
1,390	Dole Food Co., Inc.*	13,163
977	Elizabeth Arden, Inc.*	46,017
263	Farmer Bros Co.*	3,695
743	Female Health Co. (The)	6,917
1,478	Fresh Del Monte Produce, Inc.	39,566
109	Griffin Land & Nurseries, Inc.	3,246
1,510	Hain Celestial Group, Inc. (The)*	100,596
1,598	Harbinger Group, Inc.*	13,775
1,702	Harris Teeter Supermarkets, Inc.	79,994
489	Ingles Markets, Inc., Class A	10,768
634	Inter Parfums, Inc.	19,007
507	Inventure Foods, Inc.*	3,813
574	J&J Snack Foods Corp.	43,567
308	John B. Sanfilippo & Son, Inc.	5,966
716	Lancaster Colony Corp.	59,049
178	Lifeway Foods, Inc.	3,117
374	Limoneira Co.	7,267
477	Medifast, Inc.*	13,742
474	Nash Finch Co.	10,300
438	National Beverage Corp.	7,196
277	Natural Grocers by Vitamin Cottage, Inc.*	7,853
439	Nature’s Sunshine Products, Inc.	6,752
338	Nutraceutical International Corp.	6,679
195	Oil-Dri Corp. of America	5,310
760	Omega Protein Corp.*	8,299
223	Orchids Paper Products Co.	5,579
906	Pantry, Inc. (The)*	11,334
2,340	Pilgrim’s Pride Corp.*	27,986
1,017	Post Holdings, Inc.*	42,907
1,950	Prestige Brands Holdings, Inc.*	57,311
705	Pricesmart, Inc.	59,523
439	Revlon, Inc., Class A*	8,736
25,593	Rite Aid Corp.*	75,243
775	Roundy’s, Inc.	5,882
891	Sanderson Farms, Inc.	61,408
12	Seaboard Corp.	33,063
323	Seneca Foods Corp., Class A*	10,320
1,712	Snyder’s-Lance, Inc.	44,375
840	Spartan Stores, Inc.	14,927
890	Spectrum Brands Holdings, Inc.	53,658
5,651	Star Scientific, Inc.*	8,420
8,232	SUPERVALU, Inc.*	53,179
434	Susser Holdings Corp.*	20,546
671	Synutra International, Inc.*	3,154
946	Tootsie Roll Industries, Inc.	29,723
1,394	TreeHouse Foods, Inc.*	91,279
1,894	United Natural Foods, Inc.*	100,230
902	Universal Corp.	52,884
210	USANA Health Sciences, Inc.*	14,719
2,155	Vector Group Ltd.	34,588
327	Village Super Market, Inc., Class A	12,230
618	WD-40 Co.	33,520

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
427	Weis Markets, Inc.	$17,469
		1,988,765
	Energy — 2.8%

3,201	Abraxas Petroleum Corp.*	7,458
82	Adams Resources & Energy, Inc.	5,136
419	Alon USA Energy, Inc.	7,672
1,173	Amyris, Inc.*	3,507
354	Apco Oil and Gas International, Inc.*	4,347
1,290	Approach Resources, Inc.*	32,495
8,232	Arch Coal, Inc.	42,477
1,196	Basic Energy Services, Inc.*	15,967
2,031	Berry Petroleum Co., Class A	87,963
1,866	Bill Barrett Corp.*	42,116
333	Bolt Technology Corp.	5,428
384	Bonanza Creek Energy, Inc.*	14,266
4,056	BPZ Resources, Inc.*	7,828
1,387	Bristow Group, Inc.	87,173
1,729	C&J Energy Services, Inc.*	32,159
3,727	Cal Dive International, Inc.*	7,715
1,530	Callon Petroleum Co.*	5,692
1,535	Carrizo Oil & Gas, Inc.*	39,388
231	Ceres, Inc.*	499
229	Clayton Williams Energy, Inc.*	9,991
2,562	Clean Energy Fuels Corp.*	33,998
2,367	Cloud Peak Energy, Inc.*	45,446
1,866	Comstock Resources, Inc.	30,099
495	Contango Oil & Gas Co.	17,315
824	Crimson Exploration, Inc.*	2,373
1,581	Crosstex Energy, Inc.	30,118
643	CVR Energy, Inc.	40,387
307	Dawson Geophysical Co.*	11,024
659	Delek U.S. Holdings, Inc.	23,744
635	Diamondback Energy, Inc.*	21,444
1,559	Dril-Quip, Inc.*	141,012
965	Emerald Oil, Inc.*	5,896
1,806	Endeavour International Corp.*	5,888
3,059	Energy XXI Bermuda Ltd.	78,096
1,076	EPL Oil & Gas, Inc.*	32,764
642	Evolution Petroleum Corp.*	6,812
2,514	Exterran Holdings, Inc.*	72,705
572	Forbes Energy Services Ltd.*	1,928
4,567	Forest Oil Corp.*	20,780
930	Forum Energy Technologies, Inc.*	27,612
1,999	Frontline Ltd.*	3,718
2,053	FX Energy, Inc.*	8,397
912	GasLog Ltd.	12,212
2,287	Gastar Exploration Ltd.*	5,672
494	Geospace Technologies Corp.*	42,909
1,184	Gevo, Inc.*	2,119
753	Global Geophysical Services, Inc.*	2,688
1,008	Goodrich Petroleum Corp.*	12,660
967	Green Plains Renewable Energy, Inc.*	15,346
558	Gulf Island Fabrication, Inc.	11,512
1,041	GulfMark Offshore, Inc., Class A	47,740
2,954	Gulfport Energy Corp.*	140,876
4,320	Halcon Resources Corp.*	22,810
254	Hallador Energy Co.	2,004
1,529	Harvest Natural Resources, Inc.*	4,434
4,097	Helix Energy Solutions Group, Inc.*	97,754
6,145	Hercules Offshore, Inc.*	42,462
1,369	Hornbeck Offshore Services, Inc.*	71,215
5,117	ION Geophysical Corp.*	32,698
40	Isramco, Inc.*	3,910
5,857	Key Energy Services, Inc.*	37,953
1,024	KiOR, Inc., Class A*	4,741
947	Knightsbridge Tankers Ltd.	6,667
10,220	Kodiak Oil & Gas Corp.*	89,732
1,303	Lufkin Industries, Inc.	115,003
5,714	Magnum Hunter Resources Corp.*	19,599
547	Matador Resources Co.*	5,459
998	Matrix Service Co.*	16,457
3,935	McMoRan Exploration Co.*	65,439
932	Midstates Petroleum Co., Inc.*	6,366
1,201	Miller Energy Resources, Inc.*	4,840
493	Mitcham Industries, Inc.*	7,696
477	Natural Gas Services Group, Inc.*	10,723
3,486	Newpark Resources, Inc.*	38,869
2,424	Nordic American Tankers Ltd.	20,313
2,463	Northern Oil and Gas, Inc.*	32,438
5,458	Nuverra Environmental Solutions, Inc.*	20,740
3,098	Oasis Petroleum, Inc.*	115,122
271	Panhandle Oil and Gas, Inc., Class A	7,913
4,561	Parker Drilling Co.*	20,342
1,161	PDC Energy, Inc.*	59,432
2,137	Penn Virginia Corp.*	9,958
2,194	PetroQuest Energy, Inc.*	10,048
505	PHI, Inc. (Non-Voting)*	17,685
2,400	Pioneer Energy Services Corp.*	16,752
4,555	Quicksilver Resources, Inc.*	10,112
279	Renewable Energy Group, Inc.*	3,775
8,859	Rentech, Inc.	19,490
2,326	Resolute Energy Corp.*	19,585
221	REX American Resources Corp.*	6,170
1,674	Rex Energy Corp.*	27,805
478	RigNet, Inc.*	11,921
2,328	Rosetta Resources, Inc.*	109,090
449	Sanchez Energy Corp.*	9,820
788	Saratoga Resources, Inc.*	1,789
5,562	Scorpio Tankers, Inc.*	52,783
1,621	SemGroup Corp., Class A	84,811
1,887	Ship Finance International Ltd.	32,041
1,269	Solazyme, Inc.*	15,634
1,919	Stone Energy Corp.*	43,197
1,662	Swift Energy Co.*	22,537
1,517	Synergy Resources Corp.*	10,270
1,124	Targa Resources Corp.	72,408
2,443	Teekay Tankers Ltd., Class A	6,865
1,177	Tesco Corp.*	15,019
3,008	TETRA Technologies, Inc.*	31,313
565	TGC Industries, Inc.	4,763
1,716	Triangle Petroleum Corp.*	9,266
2,558	Uranerz Energy Corp.*	3,325
3,286	Uranium Energy Corp.*	7,032
2,243	Vaalco Energy, Inc.*	13,727
7,426	Vantage Drilling Co.*	14,258
1,347	W&T Offshore, Inc.	19,855
2,780	Warren Resources, Inc.*	8,145
2,093	Western Refining, Inc.	69,843
422	Westmoreland Coal Co.*	5,064
1,509	Willbros Group, Inc.*	10,156
963	ZaZa Energy Corp.*	1,348
		3,225,358
	Financials — 10.7%

574	1st Source Corp.	13,897
1,158	1st United Bancorp, Inc./FL	7,411

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,074	Acadia Realty Trust (REIT)	$53,758
287	Access National Corp.	3,711
1,045	AG Mortgage Investment Trust, Inc. (REIT)	23,920
510	Agree Realty Corp. (REIT)	16,998
81	Alexander’s, Inc. (REIT)	24,656
1,282	American Assets Trust, Inc. (REIT)	41,280
2,287	American Capital Mortgage Investment Corp. (REIT)	48,187
2,457	American Equity Investment Life Holding Co.	39,803
304	American National Bankshares, Inc.	6,594
328	American Safety Insurance Holdings Ltd.*	7,859
924	Ameris Bancorp*	15,264
704	AMERISAFE, Inc.	23,887
318	Ames National Corp.	6,529
159	AmREIT, Inc. (REIT)	3,161
1,041	AmTrust Financial Services, Inc.	34,384
5,592	Anworth Mortgage Asset Corp. (REIT)	31,483
1,214	Apollo Commercial Real Estate Finance, Inc. (REIT)	20,237
8,716	Apollo Investment Corp.	72,256
1,203	Apollo Residential Mortgage, Inc. (REIT)	22,929
299	Ares Commercial Real Estate Corp. (REIT)	4,847
1,102	Argo Group International Holdings Ltd.	43,654
556	Arlington Asset Investment Corp., Class A	15,157
14,506	ARMOUR Residential REIT, Inc. (REIT)	74,851
401	Arrow Financial Corp.	9,877
2,069	Ashford Hospitality Trust, Inc. (REIT)	27,331
615	Asset Acceptance Capital Corp.*	4,176
1,920	Associated Estates Realty Corp. (REIT)	31,546
381	Asta Funding, Inc.	3,501
3,379	Astoria Financial Corp.	33,317
383	AV Homes, Inc.*	5,071
354	Baldwin & Lyons, Inc., Class B	8,386
249	Bancfirst Corp.	10,672
1,096	Banco Latinoamericano de Comercio Exterior S.A., Class E	25,131
1,256	Bancorp, Inc. (The)/DE*	18,049
3,662	BancorpSouth, Inc.	62,840
1,797	Bank Mutual Corp.	10,243
227	Bank of Kentucky Financial Corp.	5,891
208	Bank of Marin Bancorp	8,104
1,133	Bank of the Ozarks, Inc.	49,455
817	BankFinancial Corp.	6,520
746	Banner Corp.	23,932
151	Bar Harbor Bankshares	5,427
3,025	BBCN Bancorp, Inc.	38,992
1,273	Beneficial Mutual Bancorp, Inc.*	10,884
166	Berkshire Bancorp, Inc./NY	1,345
957	Berkshire Hills Bancorp, Inc.	25,676
4,012	BGC Partners, Inc., Class A	22,106
2,853	BlackRock Kelso Capital Corp.	28,416
459	BofI Holding, Inc.*	21,490
3,031	Boston Private Financial Holdings, Inc.	29,855
333	Bridge Bancorp, Inc.	7,130
360	Bridge Capital Holdings*	5,468
2,716	Brookline Bancorp, Inc.	23,032
443	Bryn Mawr Bank Corp.	10,047
318	BSB Bancorp, Inc./MA*	4,337
124	C&F Financial Corp.	5,952
746	Calamos Asset Management, Inc., Class A	7,848
88	California First National Bancorp	1,449
298	Camden National Corp.	11,205
2,498	Campus Crest Communities, Inc. (REIT)	31,600
437	Cape Bancorp, Inc.	4,095
372	Capital Bank Financial Corp., Class A*	6,659
452	Capital City Bank Group, Inc.*	5,148
115	Capital Southwest Corp.	15,857
3,446	CapLease, Inc. (REIT)	29,704
3,826	Capstead Mortgage Corp. (REIT)	46,983
1,133	Cardinal Financial Corp.	17,154
235	Cascade Bancorp*	1,351
1,139	Cash America International, Inc.	54,342
3,053	Cathay General Bancorp	61,945
2,325	Cedar Realty Trust, Inc. (REIT)	13,369
461	Center Bancorp, Inc.	5,984
1,166	CenterState Banks, Inc.	10,004
839	Central Pacific Financial Corp.*	15,387
134	Century Bancorp, Inc./MA, Class A	4,756
317	Charter Financial Corp./MD	3,170
675	Chatham Lodging Trust (REIT)	12,521
1,066	Chemical Financial Corp.	27,812
1,884	Chesapeake Lodging Trust (REIT)	42,484
248	CIFC Corp.*	1,907
474	Citizens & Northern Corp.	9,243
1,509	Citizens, Inc./TX*	9,175
605	City Holding Co.	23,970
331	Clifton Savings Bancorp, Inc.	3,926
482	CNB Financial Corp./PA	7,982
7,800	CNO Financial Group, Inc.	96,252
1,353	CoBiz Financial, Inc.	11,703
716	Cohen & Steers, Inc.	27,022
3,410	Colonial Properties Trust (REIT)	75,395
2,505	Colony Financial, Inc. (REIT)	55,486
1,974	Columbia Banking System, Inc.	43,112
1,530	Community Bank System, Inc.	44,921
542	Community Trust Bancorp, Inc.	19,068
67	ConnectOne Bancorp, Inc.*	1,942
167	Consolidated-Tomoka Land Co.	6,095
797	Coresite Realty Corp. (REIT)	25,600
4,049	Cousins Properties, Inc. (REIT)	41,786
3,393	Cowen Group, Inc., Class A*	10,484
1,016	Crawford & Co., Class B	6,909
285	Credit Acceptance Corp.*	32,450
136	Crescent Financial Bancshares, Inc.*	568
5,181	CubeSmart (REIT)	81,083
3,420	CVB Financial Corp.	39,227
736	CyrusOne, Inc. (REIT)	15,956
6,785	CYS Investments, Inc. (REIT)	69,750
10,580	DCT Industrial Trust, Inc. (REIT)	78,080
1,570	DFC Global Corp.*	23,393
104	Diamond Hill Investment Group, Inc.	8,506

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,288	DiamondRock Hospitality Co. (REIT)	$69,309
1,219	Dime Community Bancshares, Inc.	17,566
303	Donegal Group, Inc., Class A	4,484
4,982	Doral Financial Corp.*	5,032
2,378	DuPont Fabros Technology, Inc. (REIT)	57,619
2,108	Dynex Capital, Inc. (REIT)	21,438
830	Eagle Bancorp, Inc.*	18,690
257	Eastern Insurance Holdings, Inc.	4,736
1,161	EastGroup Properties, Inc. (REIT)	68,232
4,383	Education Realty Trust, Inc. (REIT)	45,846
755	eHealth, Inc.*	18,588
174	EMC Insurance Group, Inc.	4,825
1,226	Employers Holdings, Inc.	30,331
798	Encore Capital Group, Inc.*	28,465
327	Enstar Group Ltd.*	41,290
230	Enterprise Bancorp, Inc./MA	3,806
692	Enterprise Financial Services Corp.	10,567
1,816	EPR Properties (REIT)	95,195
2,127	Equity One, Inc. (REIT)	49,623
485	ESB Financial Corp.	6,082
362	ESSA Bancorp, Inc.	3,960
866	EverBank Financial Corp.	13,596
1,109	Evercore Partners, Inc., Class A	44,049
1,821	Excel Trust, Inc. (REIT)	24,329
1,860	EZCORP, Inc., Class A*	35,582
729	Farmers National Banc Corp.	4,585
373	FBL Financial Group, Inc., Class A	15,327
339	FBR & Co.*	8,204
386	Federal Agricultural Mortgage Corp., Class C	11,607
4,818	FelCor Lodging Trust, Inc. (REIT)*	29,679
378	Fidelity Southern Corp.*	4,850
532	Fidus Investment Corp.	10,113
4,643	Fifth Street Finance Corp.	48,751
1,889	Financial Engines, Inc.	81,454
536	Financial Institutions, Inc.	10,457
4,117	First American Financial Corp.	98,314
370	First Bancorp, Inc./ME	5,898
2,726	First BanCorp./Puerto Rico*	16,656
682	First Bancorp/NC	9,718
2,886	First Busey Corp.	12,641
871	First California Financial Group, Inc.*	7,403
1,110	First Cash Financial Services, Inc.*	59,729
3,864	First Commonwealth Financial Corp.	27,859
687	First Community Bancshares, Inc./VA	10,463
659	First Connecticut Bancorp, Inc./CT	9,384
377	First Defiance Financial Corp.	8,279
135	First Federal Bancshares of Arkansas, Inc.*	1,316
2,269	First Financial Bancorp	34,965
1,221	First Financial Bankshares, Inc.	67,155
433	First Financial Corp./IN	13,315
641	First Financial Holdings, Inc.	13,506
621	First Financial Northwest, Inc.	6,173
4,169	First Industrial Realty Trust, Inc. (REIT)	70,414
630	First Interstate BancSystem, Inc.	12,468
2,257	First Marblehead Corp. (The)*	2,663
1,110	First Merchants Corp.	18,382
2,905	First Midwest Bancorp, Inc./IL	38,230
300	First of Long Island Corp. (The)	9,429
411	First Pactrust Bancorp, Inc.	5,413
2,240	First Potomac Realty Trust (REIT)	30,643
6,380	FirstMerit Corp.	120,391
1,199	Flushing Financial Corp.	18,740
5,412	FNB Corp./PA	62,238
388	FNB United Corp.*	3,306
1,344	Forestar Group, Inc.*	31,006
259	Fortegra Financial Corp.*	1,893
492	Fox Chase Bancorp, Inc.	8,152
491	Franklin Financial Corp./VA	8,907
3,396	Franklin Street Properties Corp. (REIT)	46,253
864	FXCM, Inc., Class A	11,984
576	Gain Capital Holdings, Inc.	3,082
250	GAMCO Investors, Inc., Class A	13,337
2,758	Geo Group, Inc. (The) (REIT)	96,034
490	German American Bancorp, Inc.	10,711
995	Getty Realty Corp. (REIT)	20,855
2,675	GFI Group, Inc.	10,887
2,790	Glacier Bancorp, Inc.	54,238
814	Gladstone Capital Corp.	6,846
492	Gladstone Commercial Corp. (REIT)	9,614
1,011	Gladstone Investment Corp.	7,350
5,408	Glimcher Realty Trust (REIT)	63,165
398	Global Indemnity plc*	9,019
860	Golub Capital BDC, Inc.	15,059
1,668	Government Properties Income Trust (REIT)	40,549
1,780	Gramercy Property Trust, Inc. (REIT)*	8,046
395	Great Southern Bancorp, Inc.	10,629
930	Green Dot Corp., Class A*	16,712
1,127	Greenhill & Co., Inc.	56,136
1,090	Greenlight Capital Re Ltd., Class A*	26,367
749	GSV Capital Corp.*	6,097
591	Guaranty Bancorp	6,383
46	Gyrodyne Co. of America, Inc. (REIT)	3,365
553	Hallmark Financial Services, Inc.*	5,027
2,959	Hancock Holding Co.	84,479
1,221	Hanmi Financial Corp.*	19,219
1,202	Harris & Harris Group, Inc.*	4,207
172	Health Insurance Innovations, Inc., Class A*	1,727
3,382	Healthcare Realty Trust, Inc. (REIT)	89,995
563	Heartland Financial USA, Inc.	15,336
2,364	Hercules Technology Growth Capital, Inc.	31,678
804	Heritage Commerce Corp.*	5,427
600	Heritage Financial Corp./WA	8,286
317	Heritage Financial Group, Inc.	4,530
779	Heritage Oaks Bancorp*	4,612
6,669	Hersha Hospitality Trust (REIT)	38,147
1,265	HFF, Inc., Class A	23,795
3,046	Highwoods Properties, Inc. (REIT)	110,935
1,539	Hilltop Holdings, Inc.*	24,624
50	Hingham Institution for Savings	3,186
265	Home Bancorp, Inc.*	4,643

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
855	Home BancShares, Inc./AR	$35,995
564	Home Federal Bancorp, Inc./ID	6,875
2,055	Home Loan Servicing Solutions Ltd.	46,936
326	Homeowners Choice, Inc.	11,332
338	HomeStreet, Inc.	7,727
821	HomeTrust Bancshares, Inc.*	13,341
1,538	Horace Mann Educators Corp.	37,373
253	Horizon Bancorp/IN	4,954
303	Horizon Technology Finance Corp.	4,248
1,669	Hudson Pacific Properties, Inc. (REIT)	36,034
602	Hudson Valley Holding Corp.	10,782
1,145	Iberiabank Corp.	59,013
1,444	ICG Group, Inc.*	16,043
317	Independence Holding Co.	3,554
861	Independent Bank Corp./MA	28,370
458	Infinity Property & Casualty Corp.	26,449
2,967	Inland Real Estate Corp. (REIT)	30,471
2,066	International Bancshares Corp.	44,997
534	INTL FCStone, Inc.*	9,478
5,175	Invesco Mortgage Capital, Inc. (REIT)	96,514
1,505	Investment Technology Group, Inc.*	20,784
1,714	Investors Bancorp, Inc.	33,903
3,797	Investors Real Estate Trust (REIT)	34,173
48	Investors Title Co.	3,439
3,272	iStar Financial, Inc. (REIT)*	38,969
506	JAVELIN Mortgage Investment Corp. (REIT)	7,787
620	JMP Group, Inc.	4,247
160	Kansas City Life Insurance Co.	6,061
1,040	KCAP Financial, Inc.	11,450
587	Kearny Financial Corp.*	5,811
1,911	Kennedy-Wilson Holdings, Inc.	32,793
3,052	Kite Realty Group Trust (REIT)	18,526
7,047	Knight Capital Group, Inc., Class A*	25,581
3,994	Ladenburg Thalmann Financial Services, Inc.*	6,311
1,148	Lakeland Bancorp, Inc.	11,377
633	Lakeland Financial Corp.	17,458
3,702	LaSalle Hotel Properties (REIT)	97,733
5,924	Lexington Realty Trust (REIT)	74,583
1,347	LTC Properties, Inc. (REIT)	56,049
1,945	Maiden Holdings Ltd.	20,773
1,186	Main Street Capital Corp.	34,394
784	MainSource Financial Group, Inc.	10,898
527	Manning & Napier, Inc.	10,482
3	Markel Corp.*	1,469
1,416	MarketAxess Holdings, Inc.	61,398
319	Marlin Business Services Corp.	7,458
2,120	MB Financial, Inc.	54,081
2,823	MCG Capital Corp.	13,974
1,959	Meadowbrook Insurance Group, Inc.	15,711
694	Medallion Financial Corp.	10,313
5,807	Medical Properties Trust, Inc. (REIT)	86,176
1,287	Medley Capital Corp.	18,726
334	Mercantile Bank Corp.	5,608
198	Merchants Bancshares, Inc.	5,617
329	Meridian Interstate Bancorp, Inc.*	5,925
548	Metro Bancorp, Inc.*	10,582
613	MetroCorp Bancshares, Inc.*	5,995
12,221	MGIC Investment Corp.*	75,526
329	MicroFinancial, Inc.	2,385
208	Middleburg Financial Corp.	3,962
324	MidSouth Bancorp, Inc.	4,795
263	MidWestOne Financial Group, Inc.	6,233
1,646	Monmouth Real Estate Investment Corp., Class A (REIT)	16,888
1,838	Montpelier Re Holdings Ltd.	45,932
928	MVC Capital, Inc.	11,804
163	NASB Financial, Inc.*	3,995
280	National Bank Holdings Corp., Class A	5,079
269	National Bankshares, Inc.	8,982
1,575	National Financial Partners Corp.*	39,706
949	National Health Investors, Inc. (REIT)	59,094
242	National Interstate Corp.	7,020
4,786	National Penn Bancshares, Inc.	47,286
85	National Western Life Insurance Co., Class A	16,659
743	Nationstar Mortgage Holdings, Inc.*	30,248
387	Navigators Group, Inc. (The)*	22,570
1,693	NBT Bancorp, Inc.	33,657
927	Nelnet, Inc., Class A	36,209
1,098	Netspend Holdings, Inc.*	17,579
965	New Mountain Finance Corp.	14,697
2,472	New York Mortgage Trust, Inc. (REIT)	16,711
1,012	NewStar Financial, Inc.*	12,954
839	NGP Capital Resources Co.	5,705
386	Nicholas Financial, Inc.	5,728
800	Northfield Bancorp, Inc./NJ	9,168
251	Northrim BanCorp, Inc.	5,590
7,509	NorthStar Realty Finance Corp. (REIT)	63,301
3,785	Northwest Bancshares, Inc.	46,934
558	OceanFirst Financial Corp.	7,728
4,168	Ocwen Financial Corp.*	178,307
1,768	OFG Bancorp	31,435
259	OFS Capital Corp.	2,971
3,930	Old National Bancorp/IN	52,505
4,346	Omega Healthcare Investors, Inc. (REIT)	140,854
434	OmniAmerican Bancorp, Inc.*	9,665
445	One Liberty Properties, Inc. (REIT)	11,770
880	OneBeacon Insurance Group Ltd., Class A	12,514
399	Oppenheimer Holdings, Inc., Class A	7,924
1,763	Oritani Financial Corp.	27,027
706	Pacific Continental Corp.	7,907
413	Pacific Mercantile Bancorp*	2,288
1,176	PacWest Bancorp	33,904
440	Park National Corp.	30,395
1,728	Park Sterling Corp.*	10,109
1,026	Parkway Properties, Inc./MD (REIT)	17,627
344	Peapack Gladstone Financial Corp.	5,277
2,357	Pebblebrook Hotel Trust (REIT)	61,848
2,541	PennantPark Investment Corp.	28,307
149	Penns Woods Bancorp, Inc.	6,048
2,637	Pennsylvania Real Estate Investment Trust (REIT)	52,450

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,284	PennyMac Mortgage Investment Trust (REIT)	$49,449
414	Peoples Bancorp, Inc./OH	8,297
224	Peoples Federal Bancshares, Inc.	4,068
2,197	PHH Corp.*	44,292
226	Phoenix Cos., Inc. (The)*	9,528
883	PICO Holdings, Inc.*	19,947
1,341	Pinnacle Financial Partners, Inc.*	33,659
669	Piper Jaffray Cos.*	23,890
1,271	Platinum Underwriters Holdings Ltd.	72,574
663	Portfolio Recovery Associates, Inc.*	100,955
1,564	Potlatch Corp. (REIT)	71,053
455	Preferred Bank/CA*	7,357
1,718	Primerica, Inc.	60,508
2,497	PrivateBancorp, Inc.	48,342
8,379	Prospect Capital Corp.	87,058
1,840	Prosperity Bancshares, Inc.	92,166
358	Provident Financial Holdings, Inc.	5,449
2,334	Provident Financial Services, Inc.	35,523
1,533	Provident New York Bancorp	14,104
714	PS Business Parks, Inc. (REIT)	54,485
379	Pzena Investment Management, Inc., Class A	2,570
6,703	Radian Group, Inc.	86,268
2,712	RAIT Financial Trust (REIT)	20,801
2,312	Ramco-Gershenson Properties Trust (REIT)	36,090
3,066	Redwood Trust, Inc. (REIT)	58,745
187	Regional Management Corp.*	4,413
974	Renasant Corp.	23,210
386	Republic Bancorp, Inc./KY, Class A	9,191
466	Resource America, Inc., Class A	4,478
4,830	Resource Capital Corp. (REIT)	29,898
2,576	Retail Opportunity Investments Corp. (REIT)	36,167
823	RLI Corp.	61,791
4,760	RLJ Lodging Trust (REIT)	110,242
1,109	Rockville Financial, Inc.	14,461
283	Roma Financial Corp.	4,825
859	Rouse Properties, Inc. (REIT)	17,274
1,272	Ryman Hospitality Properties, Inc. (REIT)	48,667
1,121	S&T Bancorp, Inc.	21,680
471	S.Y. Bancorp, Inc.	11,351
1,437	Sabra Health Care REIT, Inc. (REIT)	38,871
806	Safeguard Scientifics, Inc.*	12,719
492	Safety Insurance Group, Inc.	25,761
937	Sandy Spring Bancorp, Inc.	20,071
293	Saul Centers, Inc. (REIT)	13,123
643	SCBT Financial Corp.	32,182
2,851	Seacoast Banking Corp. of Florida*	6,016
449	Select Income REIT (REIT)	12,226
2,125	Selective Insurance Group, Inc.	50,426
410	SI Financial Group, Inc.	4,297
469	Sierra Bancorp	6,430
1,282	Silver Bay Realty Trust Corp. (REIT)	22,858
664	Simmons First National Corp., Class A	17,085
327	Simplicity Bancorp, Inc.	4,594
1,734	Solar Capital Ltd.	39,882
446	Solar Senior Capital Ltd.	8,260
706	Southside Bancshares, Inc.	15,984
754	Southwest Bancorp, Inc./OK*	10,073
1,183	Sovran Self Storage, Inc. (REIT)	76,741
1,293	Spirit Realty Capital, Inc. (REIT)	25,950
1,411	STAG Industrial, Inc. (REIT)	31,042
6,445	Starwood Property Trust, Inc. (REIT)	163,510
573	State Auto Financial Corp.	10,463
1,230	State Bank Financial Corp.	19,028
895	StellarOne Corp.	14,007
1,199	Sterling Bancorp/NY	14,328
1,038	Sterling Financial Corp./WA	23,480
823	Stewart Information Services Corp.	22,789
2,371	Stifel Financial Corp.*	85,332
7,019	Strategic Hotels & Resorts, Inc. (REIT)*	56,433
377	Suffolk Bancorp*	5,678
2,175	Summit Hotel Properties, Inc. (REIT)	21,467
1,545	Sun Bancorp, Inc./NJ*	4,759
1,391	Sun Communities, Inc. (REIT)	69,508
6,286	Sunstone Hotel Investors, Inc. (REIT)*	75,809
7,286	Susquehanna Bancshares, Inc.	87,505
1,131	SWS Group, Inc.*	6,775
3,002	Symetra Financial Corp.	41,908
632	Taylor Capital Group, Inc.*	10,498
270	TCP Capital Corp.	4,320
511	Tejon Ranch Co.*	15,412
744	Terreno Realty Corp. (REIT)	14,158
428	Territorial Bancorp, Inc.	9,904
1,556	Texas Capital Bancshares, Inc.*	68,713
584	THL Credit, Inc.	8,859
1,249	Thomas Properties Group, Inc.	6,757
2,017	TICC Capital Corp.	19,787
430	Tompkins Financial Corp.	17,862
1,528	Tower Group International Ltd.	29,536
1,021	TowneBank/VA	14,845
234	Tree.com, Inc.	4,612
1,057	Triangle Capital Corp.	30,040
620	Trico Bancshares	12,375
3,633	TrustCo Bank Corp./NY	20,308
2,599	Trustmark Corp.	66,248
13,893	Two Harbors Investment Corp. (REIT)	153,240
1,252	UMB Financial Corp.	66,469
578	UMH Properties, Inc. (REIT)	6,092
4,340	Umpqua Holdings Corp.	58,677
786	Union First Market Bankshares Corp.	15,736
1,950	United Bankshares, Inc./WV	50,719
1,618	United Community Banks, Inc./GA*	19,173
774	United Financial Bancorp, Inc.	11,819
781	United Fire Group, Inc.	20,970
461	Universal Health Realty Income Trust (REIT)	20,823
724	Universal Insurance Holdings, Inc.	4,829
651	Univest Corp. of Pennsylvania	11,659
962	Urstadt Biddle Properties, Inc., Class A (REIT)	20,260
1,307	ViewPoint Financial Group, Inc.	24,741
1,040	Virginia Commerce Bancorp, Inc.*	14,144
235	Virtus Investment Partners, Inc.*	54,487

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
441	Walker & Dunlop, Inc.*	$8,366
1,386	Walter Investment Management Corp.*	50,464
598	Washington Banking Co.	8,157
2,572	Washington Real Estate Investment Trust (REIT)	71,553
558	Washington Trust Bancorp, Inc.	15,557
283	Waterstone Financial, Inc.*	2,247
2,798	Webster Financial Corp.	65,333
988	WesBanco, Inc.	24,749
607	West Bancorp., Inc.	7,029
1,081	Westamerica Bancorp.	48,677
2,825	Western Alliance Bancorp.*	41,527
725	Western Asset Mortgage Capital Corp. (REIT)	13,304
856	Westfield Financial, Inc.	6,437
258	Westwood Holdings Group, Inc.	11,027
259	WhiteHorse Finance, Inc.	3,986
564	Whitestone REIT (REIT)	9,255
2,397	Wilshire Bancorp, Inc.*	15,820
1,131	Winthrop Realty Trust (REIT)	14,036
1,409	Wintrust Financial Corp.	53,176
2,272	WisdomTree Investments, Inc.*	28,264
377	World Acceptance Corp.*	34,820
295	WSFS Financial Corp.	14,821
219	ZAIS Financial Corp. (REIT)	3,916
		12,303,764
	Health Care — 5.9%

841	Abaxis, Inc.	37,012
1,296	Abiomed, Inc.*	27,955
1,045	Acadia Healthcare Co., Inc.*	34,893
2,185	Accretive Health, Inc.*	24,865
2,765	Accuray, Inc.*	14,848
2,819	Achillion Pharmaceuticals, Inc.*	23,510
1,555	Acorda Therapeutics, Inc.*	52,015
470	Acura Pharmaceuticals, Inc.*	1,062
1,093	Aegerion Pharmaceuticals, Inc.*	79,603
1,400	Affymax, Inc.*	2,898
2,739	Affymetrix, Inc.*	10,271
949	Agenus, Inc.*	3,824
1,493	Air Methods Corp.	55,898
2,205	Akorn, Inc.*	32,039
2,786	Align Technology, Inc.*	99,599
4,748	Alkermes plc*	148,375
320	Almost Family, Inc.	6,326
2,134	Alnylam Pharmaceuticals, Inc.*	65,364
2,120	Alphatec Holdings, Inc.*	4,134
828	AMAG Pharmaceuticals, Inc.*	15,318
1,168	Amedisys, Inc.*	14,390
1,169	Amicus Therapeutics, Inc.*	3,893
1,721	AMN Healthcare Services, Inc.*	23,044
996	Ampio Pharmaceuticals, Inc.*	5,657
1,227	Amsurg Corp.*	43,595
715	Anacor Pharmaceuticals, Inc.*	3,911
475	Analogic Corp.	37,758
952	AngioDynamics, Inc.*	10,358
457	Anika Therapeutics, Inc.*	6,745
4,148	Antares Pharma, Inc.*	16,841
8,409	Arena Pharmaceuticals, Inc.*	74,336
2,284	Arqule, Inc.*	6,190
4,504	Array BioPharma, Inc.*	26,303
1,073	ArthroCare Corp.*	36,407
751	Assisted Living Concepts, Inc., Class A*	8,937
3,611	Astex Pharmaceuticals, Inc.*	17,513
1,390	athenahealth, Inc.*	117,524
698	AtriCure, Inc.*	6,317
61	Atrion Corp.	13,449
1,876	Auxilium Pharmaceuticals, Inc.*	27,990
5,628	AVANIR Pharmaceuticals, Inc., Class A*	18,685
1,780	AVEO Pharmaceuticals, Inc.*	4,557
572	BG Medicine, Inc.*	1,030
2,061	BioCryst Pharmaceuticals, Inc.*	3,524
1,044	BioDelivery Sciences International, Inc.*	4,594
953	Bio-Reference Labs, Inc.*	29,400
1,939	BioScrip, Inc.*	27,107
192	BioSpecifics Technologies Corp.*	3,051
1,312	BioTime, Inc.*	6,232
2,332	Cadence Pharmaceuticals, Inc.*	15,508
1,149	Cambrex Corp.*	15,810
822	Cantel Medical Corp.	27,981
1,092	Capital Senior Living Corp.*	28,665
715	Cardiovascular Systems, Inc.*	14,693
3,126	Celldex Therapeutics, Inc.*	39,982
164	Cempra, Inc.*	1,319
1,996	Centene Corp.*	98,802
2,545	Cepheid, Inc.*	88,464
2,704	Cerus Corp.*	13,899
746	Chemed Corp.	52,235
248	ChemoCentryx, Inc.*	3,350
448	Chindex International, Inc.*	7,258
530	Clovis Oncology, Inc.*	19,387
1,069	Codexis, Inc.*	2,459
429	Computer Programs & Systems, Inc.	21,484
1,283	Conceptus, Inc.*	39,747
1,097	CONMED Corp.	36,124
1,909	Corcept Therapeutics, Inc.*	3,474
333	Cornerstone Therapeutics, Inc.*	2,910
784	Coronado Biosciences, Inc.*	7,746
237	Corvel Corp.*	12,307
1,054	Cross Country Healthcare, Inc.*	5,491
1,069	CryoLife, Inc.	6,617
2,456	Cubist Pharmaceuticals, Inc.*	134,957
430	Cumberland Pharmaceuticals, Inc.*	2,085
3,064	Curis, Inc.*	11,490
1,068	Cyberonics, Inc.*	50,954
478	Cynosure, Inc., Class A*	11,907
2,374	Cytori Therapeutics, Inc.*	5,840
5,972	Dendreon Corp.*	23,888
2,161	Depomed, Inc.*	12,447
474	Derma Sciences, Inc.*	6,323
2,659	DexCom, Inc.*	55,387
2,066	Discovery Laboratories, Inc.*	3,698
485	Durata Therapeutics, Inc.*	3,565
4,234	Dyax Corp.*	13,295
7,093	Dynavax Technologies Corp.*	18,513
1,004	Emergent Biosolutions, Inc.*	14,257
1,253	Emeritus Corp.*	31,851
1,148	Endocyte, Inc.*	15,716
2,146	Endologix, Inc.*	28,842
675	Ensign Group, Inc. (The)	24,347
1,400	EnteroMedics, Inc.*	1,848
1,506	Enzon Pharmaceuticals, Inc.	4,608
2,469	Exact Sciences Corp.*	27,752
333	Exactech, Inc.*	6,061
1,134	ExamWorks Group, Inc.*	21,160
7,109	Exelixis, Inc.*	34,408

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,650	Five Star Quality Care, Inc.*	$8,464
942	Fluidigm Corp.*	16,052
286	Furiex Pharmaceuticals, Inc.*	10,573
622	Genomic Health, Inc.*	22,691
1,180	Gentiva Health Services, Inc.*	12,579
5,123	Geron Corp.*	5,584
372	Globus Medical, Inc., Class A*	5,431
917	Greatbatch, Inc.*	29,537
307	Greenway Medical Technologies, Inc.*	3,684
1,025	GTx, Inc.*	6,058
1,965	Haemonetics Corp.*	81,115
3,480	Halozyme Therapeutics, Inc.*	24,604
1,323	Hanger, Inc.*	42,217
2,127	Hansen Medical, Inc.*	3,637
961	Harvard Bioscience, Inc.*	4,882
3,383	HealthSouth Corp.*	99,088
757	HealthStream, Inc.*	20,272
1,296	Healthways, Inc.*	17,431
633	HeartWare International, Inc.*	57,774
415	Hi-Tech Pharmacal Co., Inc.	13,263
3,334	HMS Holdings Corp.*	83,017
1,495	Horizon Pharma, Inc.*	3,543
165	Hyperion Therapeutics, Inc.*	3,312
485	ICU Medical, Inc.*	34,624
3,494	Idenix Pharmaceuticals, Inc.*	16,562
1,982	ImmunoCellular Therapeutics Ltd.*	4,836
3,236	ImmunoGen, Inc.*	59,445
2,797	Immunomedics, Inc.*	10,936
2,599	Impax Laboratories, Inc.*	49,251
1,157	Infinity Pharmaceuticals, Inc.*	31,181
2,025	Insulet Corp.*	60,466
756	Integra LifeSciences Holdings Corp.*	28,645
183	Intercept Pharmaceuticals, Inc.*	6,120
3,157	InterMune, Inc.*	31,191
1,234	Invacare Corp.	19,127
643	IPC The Hospitalist Co., Inc.*	31,353
3,245	Ironwood Pharmaceuticals, Inc.*	43,321
4,332	Isis Pharmaceuticals, Inc.*	93,788
1,611	Jazz Pharmaceuticals plc*	109,500
339	KaloBios Pharmaceuticals, Inc.*	1,919
3,157	Keryx Biopharmaceuticals, Inc.*	25,288
2,052	Kindred Healthcare, Inc.*	27,702
196	KYTHERA Biopharmaceuticals, Inc.*	4,192
367	Landauer, Inc.	19,517
619	Lannett Co., Inc.*	7,100
8,201	Lexicon Pharmaceuticals, Inc.*	19,600
575	LHC Group, Inc.*	12,644
675	Ligand Pharmaceuticals, Inc., Class B*	20,189
236	LipoScience, Inc.*	1,593
1,617	Luminex Corp.*	31,160
1,059	Magellan Health Services, Inc.*	57,715
1,527	MAKO Surgical Corp.*	18,874
5,218	MannKind Corp.*	34,804
1,936	Masimo Corp.	41,914
1,076	Maxygen, Inc.	2,550
2,262	MedAssets, Inc.*	37,097
2,138	Medicines Co. (The)*	68,865
907	Medidata Solutions, Inc.*	62,601
2,289	Merge Healthcare, Inc.*	7,554
1,600	Meridian Bioscience, Inc.	34,576
1,631	Merit Medical Systems, Inc.*	16,098
590	Merrimack Pharmaceuticals, Inc.*	3,269
1,161	Molina Healthcare, Inc.*	43,886
1,816	Momenta Pharmaceuticals, Inc.*	23,899
494	MWI Veterinary Supply, Inc.*	60,026
409	National Healthcare Corp.	19,423
342	National Research Corp., Class A*	5,592
1,142	Natus Medical, Inc.*	16,091
4,143	Navidea Biopharmaceuticals, Inc.*	10,026
4,445	Nektar Therapeutics*	42,094
913	Neogen Corp.*	49,731
2,572	Neurocrine Biosciences, Inc.*	33,256
606	NewLink Genetics Corp.*	9,884
5,032	Novavax, Inc.*	9,611
3,600	NPS Pharmaceuticals, Inc.*	56,700
1,675	NuVasive, Inc.*	36,381
2,007	NxStage Medical, Inc.*	27,998
1,156	Omeros Corp.*	6,127
1,302	Omnicell, Inc.*	23,605
564	OncoGenex Pharmaceutical, Inc.*	5,809
2,216	Oncothyreon, Inc.*	4,100
4,143	Opko Health, Inc.*	27,385
1,825	Optimer Pharmaceuticals, Inc.*	27,156
2,101	OraSure Technologies, Inc.*	9,202
3,196	Orexigen Therapeutics, Inc.*	20,231
726	Orthofix International N.V.*	20,067
638	Osiris Therapeutics, Inc.*	7,171
2,464	Owens & Minor, Inc.	84,220
1,573	Pacific Biosciences of California, Inc.*	4,168
716	Pacira Pharmaceuticals, Inc.*	20,979
1,473	Pain Therapeutics, Inc.*	3,933
801	Palomar Medical Technologies, Inc.*	10,838
2,205	PAREXEL International Corp.*	100,746
389	PDI, Inc.*	1,692
5,425	PDL BioPharma, Inc.	44,756
391	Pernix Therapeutics Holdings*	1,412
2,224	Pharmacyclics, Inc.*	203,807
1,144	PharMerica Corp.*	17,858
508	PhotoMedex, Inc.*	8,285
1,031	Pozen, Inc.*	5,464
1,771	Progenics Pharmaceuticals, Inc.*	7,049
505	Providence Service Corp. (The)*	13,312
1,534	Quality Systems, Inc.	27,428
2,085	Questcor Pharmaceuticals, Inc.	71,244
1,093	Quidel Corp.*	26,134
2,150	Raptor Pharmaceutical Corp.*	16,319
502	Regulus Therapeutics, Inc.*	4,498
1,196	Repligen Corp.*	9,903
723	Repros Therapeutics, Inc.*	12,522
3,307	Rigel Pharmaceuticals, Inc.*	15,278
411	Rochester Medical Corp.*	5,849
1,522	Rockwell Medical, Inc.*	6,286
2,165	RTI Biologics, Inc.*	8,768
364	Sagent Pharmaceuticals, Inc.*	6,556
2,039	Sangamo Biosciences, Inc.*	16,312
2,122	Santarus, Inc.*	47,257
2,203	Sciclone Pharmaceuticals, Inc.*	10,596
3,686	Seattle Genetics, Inc.*	126,504
1,357	Select Medical Holdings Corp.	10,720
4,442	Sequenom, Inc.*	18,390
1,364	SIGA Technologies, Inc.*	5,088
742	Skilled Healthcare Group, Inc., Class A*	5,261
2,656	Solta Medical, Inc.*	5,710
1,577	Spectranetics Corp. (The)*	29,490

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,308	Spectrum Pharmaceuticals, Inc.	$18,949
1,408	Staar Surgical Co.*	12,531
2,242	STERIS Corp.	101,652
421	Sucampo Pharmaceuticals, Inc., Class A*	3,566
1,148	Sunesis Pharmaceuticals, Inc.*	6,188
167	Supernus Pharmaceuticals, Inc.*	1,154
497	SurModics, Inc.*	11,799
1,422	Symmetry Medical, Inc.*	13,267
437	Synageva BioPharma Corp.*	18,013
2,017	Synergy Pharmaceuticals, Inc.*	10,287
1,542	Synta Pharmaceuticals Corp.*	11,380
1,056	Targacept, Inc.*	5,945
1,101	Team Health Holdings, Inc.*	43,016
213	TESARO, Inc.*	7,287
2,353	Theravance, Inc.*	82,449
1,744	Threshold Pharmaceuticals, Inc.*	9,976
698	Tornier N.V.*	11,035
489	Transcept Pharmaceuticals, Inc.*	1,447
752	Triple-S Management Corp., Class B*	15,920
1,193	Trius Therapeutics, Inc.*	9,150
456	U.S. Physical Therapy, Inc.	12,814
3,484	Unilife Corp.*	11,497
1,457	Universal American Corp.	13,288
127	Utah Medical Products, Inc.	5,876
1,095	Vanda Pharmaceuticals, Inc.*	9,997
1,233	Vanguard Health Systems, Inc.*	16,424
633	Vascular Solutions, Inc.*	9,603
760	Ventrus Biosciences, Inc.*	1,961
245	Verastem, Inc.*	2,342
2,946	Vical, Inc.*	10,311
2,556	ViroPharma, Inc.*	70,290
3,867	Vivus, Inc.*	56,845
276	Vocera Communications, Inc.*	4,074
2,067	Volcano Corp.*	39,480
1,671	WellCare Health Plans, Inc.*	87,126
1,314	West Pharmaceutical Services, Inc.	90,075
1,710	Wright Medical Group, Inc.*	42,801
1,665	XenoPort, Inc.*	9,158
3,158	XOMA Corp.*	13,264
690	ZELTIQ Aesthetics, Inc.*	3,581
2,578	ZIOPHARM Oncology, Inc.*	5,646
2,114	Zogenix, Inc.*	3,150
		6,756,730
	Industrials — 7.1%

3,021	A. O. Smith Corp.	118,423
373	A.T. Cross Co., Class A*	5,222
721	AAON, Inc.	23,966
1,562	AAR Corp.	31,334
2,084	ABM Industries, Inc.	50,391
1,928	Acacia Research Corp.	48,200
4,382	ACCO Brands Corp.*	31,331
1,835	Accuride Corp.*	9,395
1,040	Aceto Corp.	13,239
694	Acorn Energy, Inc.	6,142
2,825	Actuant Corp., Class A	96,050
1,642	Acuity Brands, Inc.	123,265
1,331	Advisory Board Co. (The)*	70,290
1,523	Aegion Corp.*	34,770
672	Aerovironment, Inc.*	13,487
2,061	Air Transport Services Group, Inc.*	12,469
2,147	Aircastle Ltd.	33,966
269	Alamo Group, Inc.	11,432
2,757	Alaska Air Group, Inc.*	156,653
1,071	Albany International Corp., Class A	33,994
580	Allegiant Travel Co.	53,656
1,045	Altra Holdings, Inc.	30,106
336	AMERCO	57,926
782	Ameresco, Inc., Class A*	6,459
367	American Railcar Industries, Inc.	12,478
327	American Science & Engineering, Inc.	19,633
1,516	American Superconductor Corp.*	4,033
375	American Woodmark Corp.*	13,620
330	Ampco-Pittsburgh Corp.	6,059
1,254	API Technologies Corp.*	3,474
1,097	Apogee Enterprises, Inc.	29,268
1,637	Applied Industrial Technologies, Inc.	78,691
1,417	ARC Document Solutions, Inc.*	5,413
382	Argan, Inc.	6,207
988	Arkansas Best Corp.	18,861
778	Astec Industries, Inc.	27,479
468	Astronics Corp.*	16,797
1,025	Atlas Air Worldwide Holdings, Inc.*	47,580
4,116	Avis Budget Group, Inc.*	136,487
979	AZZ, Inc.	40,609
2,104	Barnes Group, Inc.	63,583
271	Barrett Business Services, Inc.	15,807
1,817	Beacon Roofing Supply, Inc.*	74,897
1,765	Belden, Inc.	94,339
1,898	Blount International, Inc.*	25,471
1,272	BlueLinx Holdings, Inc.*	3,129
1,902	Brady Corp., Class A	61,891
1,887	Briggs & Stratton Corp.	44,156
1,833	Brink’s Co. (The)	49,179
1,744	Builders FirstSource, Inc.	11,755
563	CAI International, Inc.*	14,402
11,577	Capstone Turbine Corp.*	13,429
1,451	Casella Waste Systems, Inc., Class A*	5,819
1,473	CBIZ, Inc.*	9,810
531	CDI Corp.	7,248
292	Ceco Environmental Corp.	3,524
777	Celadon Group, Inc.	15,159
2,093	Cenveo, Inc.*	4,605
1,160	Chart Industries, Inc.*	112,845
675	CIRCOR International, Inc.	34,492
1,948	CLARCOR, Inc.	105,660
337	Coleman Cable, Inc.	6,268
752	Columbus McKinnon Corp.*	15,905
1,450	Comfort Systems USA, Inc.	20,039
947	Commercial Vehicle Group, Inc.*	7,443
44	Compx International, Inc.	550
290	Consolidated Graphics, Inc.*	13,531
1,300	Corporate Executive Board Co. (The)	79,547
376	Courier Corp.	5,095
257	CPI Aerostructures, Inc.*	2,534
403	CRA International, Inc.*	7,218
617	Cubic Corp.	29,369
1,820	Curtiss-Wright Corp.	66,175
1,978	Deluxe Corp.	73,977
2,071	DigitalGlobe, Inc.*	62,606
1,186	Dolan Co. (The)*	1,767
858	Douglas Dynamics, Inc.	11,995
341	DXP Enterprises, Inc.*	20,143

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,304	Dycom Industries, Inc.*	$29,666
523	Dynamic Materials Corp.	8,420
241	Eastern Co. (The)	3,562
573	Echo Global Logistics, Inc.*	10,240
581	Edgen Group, Inc.*	3,829
2,588	EMCOR Group, Inc.	102,873
642	Encore Wire Corp.	22,220
1,704	Energy Recovery, Inc.*	7,038
1,004	EnerNOC, Inc.*	13,434
1,859	EnerSys*	92,634
1,014	Ennis, Inc.	17,350
308	Enphase Energy, Inc.*	2,378
798	EnPro Industries, Inc.*	40,195
1,037	ESCO Technologies, Inc.	33,308
1,189	Esterline Technologies Corp.*	87,261
236	ExOne Co. (The)*	11,710
520	Exponent, Inc.	29,120
2,412	Federal Signal Corp.*	21,153
1,856	Flow International Corp.*	7,368
1,128	Forward Air Corp.	43,733
492	Franklin Covey Co.*	6,785
1,818	Franklin Electric Co., Inc.	61,467
464	FreightCar America, Inc.	8,417
1,628	FTI Consulting, Inc.*	61,848
5,869	FuelCell Energy, Inc.*	7,454
1,445	Furmanite Corp.*	9,537
731	G&K Services, Inc., Class A	35,315
1,211	Genco Shipping & Trading Ltd.*	1,913
2,315	GenCorp, Inc.*	31,669
959	Generac Holdings, Inc.	38,839
1,719	Genesee & Wyoming, Inc., Class A*	153,077
1,184	Gibraltar Industries, Inc.*	19,216
667	Global Power Equipment Group, Inc.	10,605
589	Gorman-Rupp Co. (The)	17,234
573	GP Strategies Corp.*	14,331
385	Graham Corp.	10,780
1,499	Granite Construction, Inc.	46,259
2,292	Great Lakes Dredge & Dock Corp.	19,024
886	Greenbrier Cos., Inc.*	20,777
1,765	Griffon Corp.	20,368
1,113	H&E Equipment Services, Inc.	24,909
453	Hardinge, Inc.	5,776
1,980	Hawaiian Holdings, Inc.*	11,801
2,604	Healthcare Services Group, Inc.	59,085
1,861	Heartland Express, Inc.	26,705
2,043	HEICO Corp.	103,335
698	Heidrick & Struggles International, Inc.	10,058
298	Heritage-Crystal Clean, Inc.*	4,485
2,262	Herman Miller, Inc.	63,585
3,862	Hexcel Corp.*	134,282
883	Hill International, Inc.*	2,623
1,766	HNI Corp.	64,936
692	Houston Wire & Cable Co.	9,695
1,439	Hub Group, Inc., Class A*	52,250
1,289	Hudson Global, Inc.*	2,978
250	Hurco Cos., Inc.*	7,175
889	Huron Consulting Group, Inc.*	39,747
427	Hyster-Yale Materials Handling, Inc.	26,389
772	ICF International, Inc.*	23,276
2,039	II-VI, Inc.*	33,847
1,293	InnerWorkings, Inc.*	14,016
880	Insperity, Inc.	26,541
686	Insteel Industries, Inc.	12,286
2,272	Interface, Inc.	38,170
213	International Shipholding Corp.	3,968
352	Intersections, Inc.	3,249
9,063	JetBlue Airways Corp.*	56,281
1,122	John Bean Technologies Corp.	24,235
453	Kadant, Inc.	13,554
1,023	Kaman Corp.	34,690
1,243	Kaydon Corp.	33,611
1,039	Kelly Services, Inc., Class A	18,401
963	KEYW Holding Corp. (The)*	14,204
1,060	Kforce, Inc.	15,783
1,264	Kimball International, Inc., Class B	12,375
2,243	Knight Transportation, Inc.	38,445
1,859	Knoll, Inc.	29,112
1,854	Korn/Ferry International*	32,445
1,556	Kratos Defense & Security Solutions, Inc.*	9,040
353	L.B. Foster Co., Class A	15,641
770	Layne Christensen Co.*	16,547
493	Lindsay Corp.	40,056
349	LMI Aerospace, Inc.*	6,624
757	LSI Industries, Inc.	6,170
663	Lydall, Inc.*	9,587
604	Marten Transport Ltd.	14,490
2,124	MasTec, Inc.*	67,543
960	McGrath RentCorp	31,709
3,742	Meritor, Inc.*	27,092
1,555	Metalico, Inc.*	2,239
569	Met-Pro Corp.	7,642
336	Michael Baker Corp.	8,837
726	Middleby Corp.*	118,694
429	Miller Industries, Inc.	7,023
1,070	Mine Safety Appliances Co.	53,414
606	Mistras Group, Inc.*	12,956
1,482	Mobile Mini, Inc.*	49,869
1,755	Moog, Inc., Class A*	87,873
769	Mueller Industries, Inc.	41,872
6,076	Mueller Water Products, Inc., Class A	46,238
524	Multi-Color Corp.	15,400
795	MYR Group, Inc.*	16,091
187	National Presto Industries, Inc.	14,386
2,011	Navigant Consulting, Inc.*	26,505
702	NCI Building Systems, Inc.*	10,144
255	NL Industries, Inc.	2,978
660	NN, Inc.*	6,112
300	Nortek, Inc.*	21,195
364	Northwest Pipe Co.*	10,006
3,004	Odyssey Marine Exploration, Inc.*	9,853
2,764	Old Dominion Freight Line, Inc.*	119,018
107	Omega Flex, Inc.	1,441
1,665	On Assignment, Inc.*	43,357
2,288	Orbital Sciences Corp.*	41,596
1,052	Orion Marine Group, Inc.*	12,635
1,361	Pacer International, Inc.*	8,316
336	Park-Ohio Holdings Corp.*	12,496
154	Patrick Industries, Inc.*	3,001
247	Patriot Transportation Holding, Inc.*	7,158
6,005	Pendrell Corp.*	14,832
369	Performant Financial Corp.*	4,070
758	PGT, Inc.*	6,253
667	Pike Electric Corp.	8,104
806	PMFG, Inc.*	5,150

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
347	Powell Industries, Inc.*	$16,406
91	Preformed Line Products Co.	6,326
1,160	Primoris Services Corp.	24,720
205	Proto Labs, Inc.*	11,324
977	Quad/Graphics, Inc.	22,764
829	Quality Distribution, Inc.*	7,552
1,426	Quanex Building Products Corp.	26,395
685	Rand Logistics, Inc.*	3,836
1,406	Raven Industries, Inc.	42,588
860	RBC Bearings, Inc.*	42,106
1,878	Republic Airways Holdings, Inc.*	20,151
1,648	Resources Connection, Inc.	18,062
1,117	Rexnord Corp.*	22,273
554	Roadrunner Transportation Systems, Inc.*	15,346
821	RPX Corp.*	12,594
1,290	Rush Enterprises, Inc., Class A*	33,153
621	Saia, Inc.*	29,674
459	Schawk, Inc.	5,439
97	SIFCO Industries, Inc.	1,491
1,551	Simpson Manufacturing Co., Inc.	45,398
1,976	SkyWest, Inc.	27,723
513	SolarCity Corp.*	23,213
1,613	Spirit Airlines, Inc.*	49,084
607	Standard Parking Corp.*	13,542
490	Standex International Corp.	25,563
2,950	Steelcase, Inc., Class A	40,828
633	Sterling Construction Co., Inc.*	6,552
801	Sun Hydraulics Corp.	25,992
3,063	Swift Transportation Co.*	51,581
4,368	Swisher Hygiene, Inc.*	4,543
411	Sypris Solutions, Inc.	1,356
1,133	TAL International Group, Inc.*	47,881
1,994	Taser International, Inc.*	18,923
772	Team, Inc.*	27,846
1,425	Teledyne Technologies, Inc.*	110,038
731	Tennant Co.	36,068
2,460	Tetra Tech, Inc.*	67,822
536	Textainer Group Holdings Ltd.	20,095
571	Thermon Group Holdings, Inc.*	11,289
2,075	Titan International, Inc.	48,410
655	Titan Machinery, Inc.*	13,434
499	TMS International Corp., Class A	7,570
593	TRC Cos., Inc.*	3,511
578	Trex Co., Inc.*	32,119
1,249	Trimas Corp.*	40,280
1,567	TrueBlue, Inc.*	36,887
1,385	Tutor Perini Corp.*	25,650
331	Twin Disc, Inc.	8,252
562	UniFirst Corp.	53,334
1,577	United Stationers, Inc.	54,422
765	Universal Forest Products, Inc.	30,225
212	Universal Truckload Services, Inc.*	5,417
6,295	US Airways Group, Inc.*	110,603
711	US Ecology, Inc.	19,467
2,873	USG Corp.*	78,519
786	Viad Corp.	19,383
762	Vicor Corp.*	4,107
160	VSE Corp.	5,427
2,650	Wabash National Corp.*	27,825
289	WageWorks, Inc.*	8,372
1,140	Watsco, Inc.	99,465
1,089	Watts Water Technologies, Inc., Class A	51,836
1,715	Werner Enterprises, Inc.	42,926
684	Wesco Aircraft Holdings, Inc.*	12,004
198	Willis Lease Finance Corp.*	2,624
2,682	Woodward, Inc.	105,000
684	XPO Logistics, Inc.*	11,375
		8,122,161
	Information Technology — 7.7%

3,297	3D Systems Corp.*	159,970
2,153	Accelrys, Inc.*	17,956
1,542	ACI Worldwide, Inc.*	71,718
1,588	Active Network, Inc. (The)*	10,624
1,911	Actuate Corp.*	12,899
2,979	Acxiom Corp.*	65,508
2,299	ADTRAN, Inc.	53,153
1,541	Advanced Energy Industries, Inc.*	28,354
1,224	Advent Software, Inc.*	40,612
767	Aeroflex Holding Corp.*	6,059
567	Agilysys, Inc.*	6,498
667	Alpha & Omega Semiconductor Ltd.*	5,263
246	Ambarella, Inc.*	3,978
105	Ambient Corp.*	181
909	American Software, Inc., Class A	7,727
2,863	Amkor Technology, Inc.*	12,998
3,170	ANADIGICS, Inc.*	6,530
511	Anaren, Inc.*	12,274
1,380	Angie’s List, Inc.*	32,375
1,094	Anixter International, Inc.*	83,943
2,533	Applied Micro Circuits Corp.*	19,529
4,384	ARRIS Group, Inc.*	66,330
4,336	Aruba Networks, Inc.*	64,780
1	ASML Holding N.V.	113
3,629	Aspen Technology, Inc.*	111,120
1,238	ATMI, Inc.*	29,551
235	Audience, Inc.*	3,290
310	AVG Technologies N.V.*	5,651
2,376	Aviat Networks, Inc.*	6,296
1,158	Avid Technology, Inc.*	7,388
470	Aware, Inc.	2,562
4,174	Axcelis Technologies, Inc.*	6,678
1,254	AXT, Inc.*	3,561
563	Badger Meter, Inc.	25,087
1,791	Bankrate, Inc.*	25,629
424	Bazaarvoice, Inc.*	3,176
411	Bel Fuse, Inc., Class B	6,543
2,108	Benchmark Electronics, Inc.*	41,106
641	Black Box Corp.	17,249
1,750	Blackbaud, Inc.	53,095
1,553	Blucora, Inc.*	28,342
1,457	Bottomline Technologies (de), Inc.*	40,257
230	Brightcove, Inc.*	1,720
1,066	BroadSoft, Inc.*	29,550
2,572	Brooks Automation, Inc.	27,392
914	Cabot Microelectronics Corp.*	32,676
879	CACI International, Inc., Class A*	56,379
1,358	CalAmp Corp.*	17,885
1,522	Calix, Inc.*	15,951
1,444	Callidus Software, Inc.*	8,678
438	Carbonite, Inc.*	4,630
1,711	Cardtronics, Inc.*	48,815
397	Cass Information Systems, Inc.	17,817
1,928	Cavium, Inc.*	63,161
900	CEVA, Inc.*	15,093
1,568	Checkpoint Systems, Inc.*	21,419
2,825	CIBER, Inc.*	11,526

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,845	Ciena Corp.*	$64,365
2,501	Cirrus Logic, Inc.*	45,643
1,661	Cognex Corp.	74,629
918	Coherent, Inc.	52,693
945	Cohu, Inc.	10,452
1,732	CommVault Systems, Inc.*	121,240
592	Computer Task Group, Inc.	13,213
1,370	comScore, Inc.*	27,099
652	Comtech Telecommunications Corp.	17,213
849	Comverse, Inc.*	25,351
1,179	Constant Contact, Inc.*	17,591
4,233	Convergys Corp.	76,914
1,305	Cornerstone OnDemand, Inc.*	53,035
1,094	CoStar Group, Inc.*	122,320
1,529	Cray, Inc.*	27,843
1,318	CSG Systems International, Inc.*	28,508
1,321	CTS Corp.	15,878
1,400	Daktronics, Inc.	14,378
592	Datalink Corp.*	6,784
1,646	Dealertrack Technologies, Inc.*	53,067
1,162	Demand Media, Inc.*	9,958
254	Demandware, Inc.*	7,775
1,640	Dice Holdings, Inc.*	14,793
999	Digi International, Inc.*	9,580
275	Digimarc Corp.	6,328
1,431	Digital River, Inc.*	25,000
1,377	Diodes, Inc.*	32,497
848	DSP Group, Inc.*	6,733
709	DTS, Inc.*	14,010
182	E2open, Inc.*	2,659
4,119	EarthLink, Inc.	24,426
1,096	Ebix, Inc.	21,745
1,473	Echelon Corp.*	3,462
727	Electro Rent Corp.	12,366
889	Electro Scientific Industries, Inc.	10,090
1,800	Electronics for Imaging, Inc.*	50,202
976	Ellie Mae, Inc.*	21,853
3,366	Emulex Corp.*	20,970
5,323	Entegris, Inc.*	55,466
3,412	Entropic Communications, Inc.*	14,603
805	Envestnet, Inc.*	18,499
301	Envivio, Inc.*	500
200	EPAM Systems, Inc.*	4,632
1,223	EPIQ Systems, Inc.	14,835
154	ePlus, Inc.	7,658
1,968	Euronet Worldwide, Inc.*	60,024
242	Exa Corp.*	2,028
398	ExactTarget, Inc.*	9,158
1,442	Exar Corp.*	16,266
906	ExlService Holdings, Inc.*	26,573
3,651	Extreme Networks*	12,998
856	Fabrinet*	12,438
1,330	Fair Isaac Corp.	65,276
1,228	FalconStor Software, Inc.*	1,646
656	FARO Technologies, Inc.*	24,548
1,471	FEI Co.	105,927
3,540	Finisar Corp.*	46,374
2,335	First Solar, Inc.*	126,977
348	Fleetmatics Group plc*	10,353
1,924	FormFactor, Inc.*	11,332
496	Forrester Research, Inc.	17,970
2,550	Global Cash Access Holdings, Inc.*	16,830
894	Globecomm Systems, Inc.*	11,452
2,225	Glu Mobile, Inc.*	6,030
1,131	GSI Group, Inc.*	9,206
799	GSI Technology, Inc.*	4,474
4,590	GT Advanced Technologies, Inc.*	20,426
554	Guidance Software, Inc.*	5,108
793	Guidewire Software, Inc.*	32,481
953	Hackett Group, Inc. (The)	4,803
4,560	Harmonic, Inc.*	27,816
1,419	Heartland Payment Systems, Inc.	45,493
1,062	Higher One Holdings, Inc.*	11,576
1,222	Hittite Microwave Corp.*	66,330
1,247	iGATE Corp.*	18,094
1,291	Imation Corp.*	5,293
1,090	Immersion Corp.*	16,742
401	Imperva, Inc.*	15,972
4,475	Infinera Corp.*	47,122
319	Infoblox, Inc.*	7,761
861	Innodata, Inc.*	2,721
907	Inphi Corp.*	9,260
1,722	Insight Enterprises, Inc.*	33,149
5,518	Integrated Device Technology, Inc.*	47,013
1,059	Integrated Silicon Solution, Inc.*	11,458
569	Interactive Intelligence Group, Inc.*	28,564
1,588	InterDigital, Inc.	73,032
2,326	Intermec, Inc.*	22,934
564	Intermolecular, Inc.*	4,817
2,057	Internap Network Services Corp.*	16,415
2,683	International Rectifier Corp.*	58,972
4,943	Intersil Corp., Class A	40,533
902	Intevac, Inc.*	4,339
1,414	IntraLinks Holdings, Inc.*	8,682
1,483	InvenSense, Inc.*	19,101
2,014	Ipass, Inc.*	3,424
1,727	Ixia*	27,148
951	IXYS Corp.	10,841
1,565	j2 Global, Inc.	63,993
669	Jive Software, Inc.*	11,306
1,741	Kemet Corp.*	7,991
406	Key Tronic Corp.*	4,612
642	Keynote Systems, Inc.	8,089
2,592	Kopin Corp.*	9,202
602	KVH Industries, Inc.*	7,940
4,575	Lattice Semiconductor Corp.*	23,561
2,194	Limelight Networks, Inc.*	5,200
2,183	Lionbridge Technologies, Inc.*	6,462
914	Liquidity Services, Inc.*	36,569
840	Littelfuse, Inc.	61,732
2,134	LivePerson, Inc.*	19,718
856	LogMeIn, Inc.*	21,785
1,901	LTX-Credence Corp.*	10,779
236	M/A-COM Technology Solutions Holdings, Inc.*	3,287
788	Manhattan Associates, Inc.*	59,124
896	ManTech International Corp., Class A	24,273
879	Marchex, Inc., Class B	5,098
898	Market Leader, Inc.*	9,609
394	Mattersight Corp.*	1,229
2,268	Mattson Technology, Inc.*	4,468
1,317	MAXIMUS, Inc.	98,288
859	MaxLinear, Inc., Class A*	5,420
1,130	Maxwell Technologies, Inc.*	8,170
586	Measurement Specialties, Inc.*	26,048
754	MeetMe, Inc.*	1,131
8,952	MEMC Electronic Materials, Inc.*	72,243

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,612	Mentor Graphics Corp.	$68,592
1,201	Mercury Systems, Inc.*	10,497
101	Mesa Laboratories, Inc.	5,347
1,436	Methode Electronics, Inc.	22,588
1,883	Micrel, Inc.	18,736
3,446	Microsemi Corp.*	75,571
330	MicroStrategy, Inc., Class A*	30,188
443	Millennial Media, Inc.*	3,495
1,401	Mindspeed Technologies, Inc.*	4,553
2,038	MKS Instruments, Inc.	57,370
1,530	ModusLink Global Solutions, Inc.*	4,391
832	MoneyGram International, Inc.*	16,374
1,250	Monolithic Power Systems, Inc.	30,713
1,418	Monotype Imaging Holdings, Inc.	32,274
4,702	Monster Worldwide, Inc.*	26,002
1,574	MoSys, Inc.*	7,162
1,523	Move, Inc.*	17,347
624	MTS Systems Corp.	37,665
340	Multi-Fineline Electronix, Inc.*	5,406
911	Nanometrics, Inc.*	13,164
872	Neonode, Inc.*	4,735
758	NeoPhotonics Corp.*	4,874
1,473	NETGEAR, Inc.*	49,021
1,424	Netscout Systems, Inc.*	34,674
1,482	Newport Corp.*	19,503
2,500	NIC, Inc.	41,800
451	Numerex Corp., Class A*	4,961
187	NVE Corp.*	9,674
2,832	Oclaro, Inc.*	2,917
2,611	OCZ Technology Group, Inc.*	3,812
2,031	OmniVision Technologies, Inc.*	37,513
875	OpenTable, Inc.*	58,363
739	Oplink Communications, Inc.*	12,578
770	OSI Systems, Inc.*	44,537
807	Park Electrochemical Corp.	19,489
3,102	Parkervision, Inc.*	13,525
346	PC Connection, Inc.	5,809
716	PC-Tel, Inc.	5,248
936	PDF Solutions, Inc.*	17,157
667	Pegasystems, Inc.	21,564
245	Peregrine Semiconductor Corp.*	2,653
1,239	Perficient, Inc.*	15,611
916	Pericom Semiconductor Corp.*	6,421
2,342	Photronics, Inc.*	17,869
1,649	Plantronics, Inc.	76,184
1,357	Plexus Corp.*	39,597
1,735	PLX Technology, Inc.*	7,842
1,101	Power Integrations, Inc.	47,002
2,602	Power-One, Inc.*	16,471
904	PRGX Global, Inc.*	4,954
796	Procera Networks, Inc.*	11,749
2,244	Progress Software Corp.*	52,756
246	Proofpoint, Inc.*	4,969
847	PROS Holdings, Inc.*	24,504
4,637	PTC, Inc.*	116,435
243	QAD, Inc., Class A	3,045
3,310	QLIK Technologies, Inc.*	101,816
3,525	QLogic Corp.*	34,334
338	Qualys, Inc.*	4,732
9,087	Quantum Corp.*	14,085
1,707	QuickLogic Corp.*	4,029
1,268	QuinStreet, Inc.*	9,814
888	Radisys Corp.*	4,440
4,282	Rambus, Inc.*	33,742
1,607	RealD, Inc.*	24,250
848	RealNetworks, Inc.*	6,156
1,390	RealPage, Inc.*	26,466
1,386	Responsys, Inc.*	13,555
10,787	RF Micro Devices, Inc.*	59,544
499	Richardson Electronics Ltd.	5,968
1	Riverbed Technology, Inc.*	15
1,107	Rofin-Sinar Technologies, Inc.*	29,623
631	Rogers Corp.*	29,196
439	Rosetta Stone, Inc.*	7,472
660	Rubicon Technology, Inc.*	5,590
326	Ruckus Wireless, Inc.*	4,082
1,246	Rudolph Technologies, Inc.*	15,276
3,161	Sanmina Corp.*	42,926
530	Sapiens International Corp. N.V.	2,745
4,777	Sapient Corp.*	61,528
1,070	ScanSource, Inc.*	34,165
693	SciQuest, Inc.*	15,904
1,108	Seachange International, Inc.*	11,922
2,541	Semtech Corp.*	92,848
1,925	ServiceSource International, Inc.*	15,689
1,870	ShoreTel, Inc.*	7,555
201	Shutterstock, Inc.*	9,515
1,276	Sigma Designs, Inc.*	5,857
1,312	Silicon Graphics International Corp.*	19,811
2,993	Silicon Image, Inc.*	18,227
8,250	Sonus Networks, Inc.*	26,483
1,208	Sourcefire, Inc.*	67,600
1,870	Spansion, Inc., Class A*	25,619
500	Spark Networks, Inc.*	4,080
481	SPS Commerce, Inc.*	25,960
1,314	SS&C Technologies Holdings, Inc.*	41,562
521	Stamps.com, Inc.*	19,861
1,375	STEC, Inc.*	4,868
1,173	STR Holdings, Inc.*	3,542
1,542	SunPower Corp.*	29,761
1,129	Super Micro Computer, Inc.*	11,640
400	Supertex, Inc.	8,860
1,889	Support.com, Inc.*	9,029
1,510	Sykes Enterprises, Inc.*	23,873
1,614	Symmetricom, Inc.*	7,973
262	Synacor, Inc.*	988
1,306	Synaptics, Inc.*	53,886
1,072	Synchronoss Technologies, Inc.*	33,607
1,020	SYNNEX Corp.*	41,361
599	Syntel, Inc.	38,282
3,032	Take-Two Interactive Software, Inc.*	50,452
1,156	Tangoe, Inc.*	17,236
598	TechTarget, Inc.*	2,655
644	Telenav, Inc.*	3,278
841	TeleTech Holdings, Inc.*	18,914
14,203	Tellabs, Inc.	29,400
643	Telular Corp.	8,063
209	Tessco Technologies, Inc.	4,778
2,013	Tessera Technologies, Inc.	41,770
4,836	TiVo, Inc.*	62,578
277	Travelzoo, Inc.*	7,961
6,536	TriQuint Semiconductor, Inc.*	46,013
308	Trulia, Inc.*	9,468
2,061	TTM Technologies, Inc.*	16,653
1,168	Tyler Technologies, Inc.*	80,604
384	Ubiquiti Networks, Inc.	7,261
1,110	Ultimate Software Group, Inc.*	123,543
1,080	Ultra Clean Holdings*	6,275
1,075	Ultratech, Inc.*	39,195

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,700	Unisys Corp.*	$35,105
3,514	United Online, Inc.	23,930
1,541	Universal Display Corp.*	45,891
3,565	Unwired Planet, Inc.*	7,344
2,912	ValueClick, Inc.*	76,702
1,093	VASCO Data Security International, Inc.*	9,159
1,507	Veeco Instruments, Inc.*	63,882
1,513	Verint Systems, Inc.*	50,791
1,455	ViaSat, Inc.*	101,937
149	Viasystems Group, Inc.*	1,880
1,627	VirnetX Holding Corp.*	38,544
722	Virtusa Corp.*	16,938
477	Vishay Precision Group, Inc.*	6,897
1,325	Vistaprint N.V.*	60,884
800	Vocus, Inc.*	6,992
984	Volterra Semiconductor Corp.*	13,835
1,359	Web.com Group, Inc.*	28,525
1,965	WebMD Health Corp.*	58,007
1,443	Websense, Inc.*	35,859
1,779	Westell Technologies, Inc., Class A*	3,896
1,507	WEX, Inc.*	111,322
1,016	XO Group, Inc.*	10,505
282	Xoom Corp.*	5,248
344	Yelp, Inc.*	10,255
143	Zillow, Inc., Class A*	8,028
2,364	Zix Corp.*	9,432
632	Zygo Corp.*	10,055
		8,847,031
	Materials — 2.4%

1,145	A. Schulman, Inc.	33,090
648	A.M. Castle & Co.*	11,470
349	ADA-ES, Inc.*	13,035
162	AEP Industries, Inc.*	13,524
5,272	AK Steel Holding Corp.*	18,294
978	AMCOL International Corp.	31,267
1,080	American Vanguard Corp.	32,897
774	Arabian American Development Co.*	5,728
2,695	Axiall Corp.	116,289
1,135	Balchem Corp.	54,491
1,141	Berry Plastics Group, Inc.*	23,972
525	Boise Cascade Co.*	15,781
3,897	Boise, Inc.	31,410
1,528	Buckeye Technologies, Inc.	56,949
2,091	Calgon Carbon Corp.*	37,763
1,996	Century Aluminum Co.*	19,780
248	Chase Corp.	4,898
3,826	Chemtura Corp.*	87,730
861	Clearwater Paper Corp.*	41,182
3,936	Coeur Mining, Inc.*	55,852
423	Deltic Timber Corp.	26,691
1,896	Eagle Materials, Inc.	139,830
3,357	Ferro Corp.*	23,029
1,918	Flotek Industries, Inc.*	33,354
748	FutureFuel Corp.	10,457
2,600	General Moly, Inc.*	5,590
2,384	Globe Specialty Metals, Inc.	29,252
1,157	Gold Resource Corp.	11,107
1,282	Golden Minerals Co.*	2,243
10,039	Golden Star Resources Ltd.*	7,074
5,692	Graphic Packaging Holding Co.*	43,771
312	GSE Holding, Inc.*	1,994
1,935	H.B. Fuller Co.	80,438
209	Handy & Harman Ltd.*	3,371
355	Hawkins, Inc.	14,157
476	Haynes International, Inc.	23,295
2,826	Headwaters, Inc.*	29,984
13,252	Hecla Mining Co.	50,755
1,699	Horsehead Holding Corp.*	19,555
845	Innophos Holdings, Inc.	42,740
895	Innospec, Inc.	36,722
748	Kaiser Aluminum Corp.	47,453
1,567	KapStone Paper and Packaging Corp.	45,459
303	KMG Chemicals, Inc.	6,730
805	Koppers Holdings, Inc.	33,142
1,250	Kraton Performance Polymers, Inc.*	25,925
991	Landec Corp.*	13,914
5,333	Louisiana-Pacific Corp.*	93,701
728	LSB Industries, Inc.*	24,585
792	Materion Corp.	23,602
8,412	McEwen Mining, Inc.*	21,451
4,957	Midway Gold Corp.*	5,354
1,377	Minerals Technologies, Inc.	58,660
1,300	Myers Industries, Inc.	19,123
614	Neenah Paper, Inc.	19,286
1,292	Noranda Aluminum Holding Corp.	5,220
3,106	Olin Corp.	77,433
354	Olympic Steel, Inc.	8,967
1,256	OM Group, Inc.*	36,851
1,791	OMNOVA Solutions, Inc.*	13,271
1,658	P. H. Glatfelter Co.	41,002
5,344	Paramount Gold and Silver Corp.*	8,016
3,853	PolyOne Corp.	98,984
502	Quaker Chemical Corp.	32,525
3,142	Resolute Forest Products, Inc.*	47,821
989	Revett Minerals, Inc.*	880
1,176	RTI International Metals, Inc.*	34,116
979	Schnitzer Steel Industries, Inc., Class A	24,181
1,210	Schweitzer-Mauduit International, Inc.	58,153
1,936	Sensient Technologies Corp.	79,899
692	Stepan Co.	37,389
4,489	Stillwater Mining Co.*	53,823
2,715	SunCoke Energy, Inc.*	42,082
876	Texas Industries, Inc.*	62,555
937	Tredegar Corp.	23,387
456	U.S. Silica Holdings, Inc.	10,073
213	UFP Technologies, Inc.*	4,087
67	United States Lime & Minerals, Inc.*	3,341
266	Universal Stainless & Alloy Products, Inc.*	8,430
2,085	US Antimony Corp.*	2,982
2,383	Vista Gold Corp.*	3,503
1,710	Wausau Paper Corp.	19,973
2,026	Worthington Industries, Inc.	69,654
860	Zep, Inc.	14,259
1,067	Zoltek Cos., Inc.*	13,636
		2,715,689
	Telecommunication Services — 0.3%

2,742	8x8, Inc.*	22,676
349	Atlantic Tele-Network, Inc.	17,370
612	Boingo Wireless, Inc.*	4,437
1,053	Cbeyond, Inc.*	9,045
8,064	Cincinnati Bell, Inc.*	27,740

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,816	Cogent Communications Group, Inc.	$49,922
1,552	Consolidated Communications Holdings, Inc.	26,415
802	Fairpoint Communications, Inc.*	6,817
1,430	General Communication, Inc., Class A*	12,427
397	Hawaiian Telcom Holdco, Inc.*	10,231
523	HickoryTech Corp.	5,481
587	IDT Corp., Class B	10,208
1,450	inContact, Inc.*	10,527
1,928	Iridium Communications, Inc.*	13,747
2,089	Leap Wireless International, Inc.*	11,803
589	Lumos Networks Corp.	8,093
550	magicJack VocalTec Ltd.*	8,211
1,089	Neutral Tandem, Inc.	6,338
575	NTELOS Holdings Corp.	9,413
1,386	ORBCOMM, Inc.*	5,433
1,941	Premiere Global Services, Inc.*	23,389
472	Primus Telecommunications Group, Inc.	5,593
925	Shenandoah Telecommunications Co.	15,392
2,193	Towerstream Corp.*	5,636
859	USA Mobility, Inc.	11,579
5,837	Vonage Holdings Corp.*	15,993
		353,916
	Utilities — 1.5%

1,479	ALLETE, Inc.	69,986
997	American DG Energy, Inc.*	1,605
731	American States Water Co.	38,838
290	Artesian Resources Corp., Class A	6,412
4,630	Atlantic Power Corp.	21,993
2,276	Avista Corp.	60,792
1,710	Black Hills Corp.	81,174
504	Cadiz, Inc.*	2,964
1,819	California Water Service Group	35,889
578	CH Energy Group, Inc.	37,414
371	Chesapeake Utilities Corp.	19,644
2,363	Cleco Corp.	107,540
418	Connecticut Water Service, Inc.	11,859
565	Consolidated Water Co., Ltd.	6,096
263	Delta Natural Gas Co., Inc.	5,715
1,553	El Paso Electric Co.	55,582
1,635	Empire District Electric Co. (The)	35,529
539	Genie Energy Ltd., Class B*	4,630
1,943	IDACORP, Inc.	91,768
1,216	Laclede Group, Inc. (The)	57,553
896	MGE Energy, Inc.	47,820
609	Middlesex Water Co.	11,723
1,611	New Jersey Resources Corp.	73,107
1,039	Northwest Natural Gas Co.	44,397
1,411	NorthWestern Corp.	58,077
689	Ormat Technologies, Inc.	15,723
1,403	Otter Tail Corp.	38,330
2,928	Piedmont Natural Gas Co., Inc.	98,937
3,089	PNM Resources, Inc.	69,255
2,928	Portland General Electric Co.	89,128
587	SJW Corp.	15,878
1,239	South Jersey Industries, Inc.	72,382
1,788	Southwest Gas Corp.	84,662
1,964	UIL Holdings Corp.	76,517
533	Unitil Corp.	14,972
1,561	UNS Energy Corp.	73,180
1,999	WGL Holdings, Inc.	85,797
498	York Water Co.	9,502
		1,732,370
	Total Common Stocks (Cost $50,624,140)	53,915,376

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

332	Firsthand Technology Value Fund, Inc.*	6,507
345	Stellus Capital Investment Corp.	5,192
		11,699
	Total Investment Companies
	(Cost $11,508)	11,699

Principal Amount
	U.S. Government & Agency Security (a) — 7.7%
	Federal Home Loan Bank
$8,781,212	0.00%, due 06/03/13	8,781,212
	Total U.S. Government & Agency Security (Cost $8,781,212)	8,781,212

	Repurchase Agreements (a)(b) — 19.1%
21,886,590	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $21,886,685	21,886,590
	Total Repurchase Agreements (Cost $21,886,590)	21,886,590

	Total Investment Securities (Cost $81,303,450) — 73.7%	84,594,877
	Other assets less liabilities — 26.3%	30,152,358
	Net Assets — 100.0%	$114,747,235

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $18,298,016.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,572,054
Aggregate gross unrealized depreciation	(1,284,437)
Net unrealized appreciation	$3,287,617
Federal income tax cost of investments	$81,307,260

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	164	06/21/13	$16,111,360	$422,464

Cash collateral in the amount of $1,169,090 was pledged to cover margin requirements for open futures contracts as of May 31, 2013.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$12,297,621	$(66,694)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	4,233,548	4,673,969

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	1,278,729	36,187

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	10,909,235	2,445,242

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	92,729,430	1,518,257

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	80,368,419	2,058,521

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12,081,651	3,225,330

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	46,166,900	5,389,848

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Index Fund	14,182,865	3,239,010

		$22,519,670

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 56.7%
	Consumer Discretionary — 4.8%

9	Aaron’s, Inc.	$253
38	Abercrombie & Fitch Co., Class A	1,903
21	American Eagle Outfitters, Inc.	416
8	AutoNation, Inc.*	371
130	Best Buy Co., Inc.	3,581
86	Cablevision Systems Corp., Class A	1,300
90	CarMax, Inc.*	4,209
200	Carnival Corp.	6,620
245	CBS Corp. (Non-Voting), Class B	12,127
24	Chico’s FAS, Inc.	433
12	Choice Hotels International, Inc.	474
8	Clear Channel Outdoor Holdings, Inc., Class A*	69
677	Comcast Corp., Class A	27,182
32	CST Brands, Inc.*	962
124	D.R. Horton, Inc.	3,021
6	Deckers Outdoor Corp.*	322
32	DeVry, Inc.	999
14	Dillard’s, Inc., Class A	1,292
22	DISH Network Corp., Class A	848
33	DreamWorks Animation SKG, Inc., Class A*	724
1	DSW, Inc., Class A	74
16	Expedia, Inc.	919
58	Foot Locker, Inc.	1,991
1,806	Ford Motor Co.	28,318
57	GameStop Corp., Class A	1,890
113	Gannett Co., Inc.	2,430
49	Garmin Ltd.	1,712
369	General Motors Co.*	12,505
30	Guess?, Inc.	953
49	H&R Block, Inc.	1,434
34	Harman International Industries, Inc.	1,805
5	Hasbro, Inc.	222
2	HomeAway, Inc.*	61
22	Hyatt Hotels Corp., Class A*	905
57	International Game Technology	1,019
187	Interpublic Group of Cos., Inc. (The)	2,659
77	J.C. Penney Co., Inc.*	1,354
40	Jarden Corp.*	1,863
13	John Wiley & Sons, Inc., Class A	516
327	Johnson Controls, Inc.	12,217
103	Kohl’s Corp.	5,295
5	Lamar Advertising Co., Class A*	234
44	Lear Corp.	2,639
67	Leggett & Platt, Inc.	2,144
78	Lennar Corp., Class A	3,067
219	Liberty Interactive Corp., Class A*	4,917
49	Liberty Media Corp.*	6,118
15	Liberty Ventures*	1,224
471	Lowe’s Cos., Inc.	19,834
161	Macy’s, Inc.	7,783
27	Madison Square Garden Co. (The), Class A*	1,580
9	Marriott International, Inc., Class A	378
37	Mattel, Inc.	1,656
191	MGM Resorts International*	2,897
27	Mohawk Industries, Inc.*	3,002
140	Newell Rubbermaid, Inc.	3,786
662	News Corp., Class A	21,257
6	Norwegian Cruise Line Holdings Ltd.*	184
29	Penn National Gaming, Inc.*	1,596
165	PulteGroup, Inc.*	3,562
3	PVH Corp.	346
25	Regal Entertainment Group, Class A	443
73	Royal Caribbean Cruises Ltd.	2,556
4	Sally Beauty Holdings, Inc.*	122
17	Sears Holdings Corp.*	830
4	Sears Hometown and Outlet Stores, Inc.*	222
105	Service Corp. International	1,888
41	Signet Jewelers Ltd.	2,809
332	Staples, Inc.	4,980
49	Starz - Liberty Capital*	1,131
300	Target Corp.	20,850
179	Thomson Reuters Corp.	5,979
19	Thor Industries, Inc.	811
10	Tiffany & Co.	778
462	Time Warner, Inc.	26,967
69	Toll Brothers, Inc.*	2,358
48	TRW Automotive Holdings Corp.*	3,041
23	Visteon Corp.*	1,460
544	Walt Disney Co. (The)	34,316
2	Washington Post Co. (The), Class B	934
135	Wendy’s Co. (The)	803
37	Whirlpool Corp.	4,727
19	Williams-Sonoma, Inc.	1,025
		354,482
	Consumer Staples — 4.1%

219	Altria Group, Inc.	7,906
317	Archer-Daniels-Midland Co.	10,217
48	Avon Products, Inc.	1,131
76	Beam, Inc.	4,928
9	Brown-Forman Corp., Class B	619
70	Bunge Ltd.	4,872
18	Campbell Soup Co.	771
26	Church & Dwight Co., Inc.	1,581
59	Clorox Co. (The)	4,902
125	Coca-Cola Enterprises, Inc.	4,645
38	Colgate-Palmolive Co.	2,198
200	ConAgra Foods, Inc.	6,738
71	Constellation Brands, Inc., Class A*	3,764
492	CVS Caremark Corp.	28,329
13	Dean Foods Co.*	136
30	Energizer Holdings, Inc.	2,871
68	General Mills, Inc.	3,201
10	Green Mountain Coffee Roasters, Inc.*	731
58	H. J. Heinz Co.	4,197
8	Hillshire Brands Co. (The)	277
28	Hormel Foods Corp.	1,115
29	Ingredion, Inc.	1,976
54	J.M. Smucker Co. (The)	5,452
6	Kellogg Co.	372
20	Kimberly-Clark Corp.	1,937
270	Kraft Foods Group, Inc.	14,885
62	Molson Coors Brewing Co., Class B	3,063
809	Mondelez International, Inc., Class A	23,833
67	Philip Morris International, Inc.	6,091
1,223	Procter & Gamble Co. (The)	93,878
105	Reynolds American, Inc.	5,052
100	Safeway, Inc.	2,301
67	Smithfield Foods, Inc.*	2,207
133	Sysco Corp.	4,495
140	Tyson Foods, Inc., Class A	3,500
415	Walgreen Co.	19,820
172	Wal-Mart Stores, Inc.	12,873
28	WhiteWave Foods Co., Class A*	488
		297,352

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy — 8.8%

106	Alpha Natural Resources, Inc.*	$708
240	Anadarko Petroleum Corp.	20,993
188	Apache Corp.	15,440
19	Atwood Oceanics, Inc.*	998
211	Baker Hughes, Inc.	9,596
28	Cameron International Corp.*	1,704
36	Cheniere Energy, Inc.*	1,057
319	Chesapeake Energy Corp.	6,967
950	Chevron Corp.	116,612
41	Cimarex Energy Co.	2,876
5	Cobalt International Energy, Inc.*	130
609	ConocoPhillips	37,356
110	CONSOL Energy, Inc.	3,815
188	Denbury Resources, Inc.*	3,450
195	Devon Energy Corp.	11,086
33	Diamond Offshore Drilling, Inc.	2,271
35	Energen Corp.	1,897
63	EQT Corp.	5,032
5	Era Group, Inc.*	129
60	EXCO Resources, Inc.	488
2,251	Exxon Mobil Corp.	203,648
303	Halliburton Co.	12,681
36	Helmerich & Payne, Inc.	2,223
147	Hess Corp.	9,909
100	HollyFrontier Corp.	4,950
1	Laredo Petroleum Holdings, Inc.*	19
340	Marathon Oil Corp.	11,693
164	Marathon Petroleum Corp.	13,530
113	McDermott International, Inc.*	1,079
93	Murphy Oil Corp.	5,889
140	Nabors Industries Ltd.	2,241
158	National Oilwell Varco, Inc.	11,107
65	Newfield Exploration Co.*	1,546
133	Noble Energy, Inc.	7,667
390	Occidental Petroleum Corp.	35,907
4	Oil States International, Inc.*	394
70	Patterson-UTI Energy, Inc.	1,471
9	PBF Energy, Inc.	263
131	Peabody Energy Corp.	2,577
301	Phillips 66	20,038
11	Pioneer Natural Resources Co.	1,525
86	QEP Resources, Inc.	2,439
60	Rowan Cos. plc, Class A*	1,994
4	RPC, Inc.	50
236	SandRidge Energy, Inc.*	1,220
5	SEACOR Holdings, Inc.	384
5	SM Energy Co.	303
110	Southwestern Energy Co.*	4,146
314	Spectra Energy Corp.	9,599
76	Superior Energy Services, Inc.*	2,028
17	Teekay Corp.	657
68	Tesoro Corp.	4,192
25	Tidewater, Inc.	1,377
74	Ultra Petroleum Corp.*	1,686
23	Unit Corp.*	1,039
266	Valero Energy Corp.	10,808
49	Whiting Petroleum Corp.*	2,257
24	World Fuel Services Corp.	977
96	WPX Energy, Inc.*	1,849
		639,967
	Financials — 16.3%

163	ACE Ltd.	14,618
6	Affiliated Managers Group, Inc.*	984
225	Aflac, Inc.	12,530
19	Alexander & Baldwin, Inc.*	671
34	Alexandria Real Estate Equities, Inc. (REIT)	2,329
8	Alleghany Corp.*	3,120
9	Allied World Assurance Co. Holdings AG	805
236	Allstate Corp. (The)	11,385
45	American Campus Communities, Inc. (REIT)	1,837
191	American Capital Agency Corp. (REIT)	4,928
152	American Capital Ltd.*	2,026
172	American Express Co.	13,022
38	American Financial Group, Inc./OH	1,845
310	American International Group, Inc.*	13,783
3	American National Insurance Co.	300
100	Ameriprise Financial, Inc.	8,152
469	Annaly Capital Management, Inc. (REIT)	6,369
136	Aon plc	8,659
20	Apartment Investment & Management Co., Class A (REIT)	605
58	Arch Capital Group Ltd.*	2,970
129	Ares Capital Corp.	2,214
32	Aspen Insurance Holdings Ltd.	1,176
84	Associated Banc-Corp	1,294
37	Assurant, Inc.	1,840
82	Assured Guaranty Ltd.	1,855
55	AvalonBay Communities, Inc. (REIT)	7,296
50	Axis Capital Holdings Ltd.	2,178
5,188	Bank of America Corp.	70,868
22	Bank of Hawaii Corp.	1,108
574	Bank of New York Mellon Corp. (The)	17,254
18	BankUnited, Inc.	442
336	BB&T Corp.	11,061
857	Berkshire Hathaway, Inc., Class B*	97,758
90	BioMed Realty Trust, Inc. (REIT)	1,884
29	BlackRock, Inc.	8,097
12	BOK Financial Corp.	781
60	Boston Properties, Inc. (REIT)	6,395
75	Brandywine Realty Trust (REIT)	1,062
26	BRE Properties, Inc. (REIT)	1,300
51	Brown & Brown, Inc.	1,646
10	Camden Property Trust (REIT)	693
279	Capital One Financial Corp.	17,000
94	CapitalSource, Inc.	885
74	Capitol Federal Financial, Inc.	878
72	CBL & Associates Properties, Inc. (REIT)	1,655
6	CBOE Holdings, Inc.	241
517	Charles Schwab Corp. (The)	10,268
495	Chimera Investment Corp. (REIT)	1,510
130	Chubb Corp. (The)	11,323
70	Cincinnati Financial Corp.	3,314
97	CIT Group, Inc.*	4,470
1,412	Citigroup, Inc.	73,410
22	City National Corp./CA	1,381
160	CME Group, Inc.	10,869
13	CNA Financial Corp.	444
90	Comerica, Inc.	3,554
38	Commerce Bancshares, Inc./MO	1,654
57	CommonWealth REIT (REIT)	1,165
41	Corporate Office Properties Trust (REIT)	1,092

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
53	Corrections Corp. of America (REIT)	$1,863
26	Cullen/Frost Bankers, Inc.	1,673
133	DDR Corp. (REIT)	2,322
240	Discover Financial Services	11,378
67	Douglas Emmett, Inc. (REIT)	1,708
155	Duke Realty Corp. (REIT)	2,568
138	E*TRADE Financial Corp.*	1,605
66	East West Bancorp, Inc.	1,738
19	Endurance Specialty Holdings Ltd.	956
3	Equity Lifestyle Properties, Inc. (REIT)	232
144	Equity Residential (REIT)	8,143
24	Everest Re Group Ltd.	3,111
20	Extra Space Storage, Inc. (REIT)	838
7	Federal Realty Investment Trust (REIT)	754
7	Federated Investors, Inc., Class B	194
107	Fidelity National Financial, Inc., Class A	2,815
443	Fifth Third Bancorp	8,063
2	First Citizens BancShares, Inc./NC, Class A	395
122	First Horizon National Corp.	1,401
170	First Niagara Financial Group, Inc.	1,661
49	First Republic Bank/CA	1,821
72	Forest City Enterprises, Inc., Class A*	1,351
51	Franklin Resources, Inc.	7,895
97	Fulton Financial Corp.	1,115
254	General Growth Properties, Inc. (REIT)	5,215
237	Genworth Financial, Inc., Class A*	2,562
224	Goldman Sachs Group, Inc. (The)	36,306
12	Hanover Insurance Group, Inc. (The)	603
212	Hartford Financial Services Group, Inc.	6,494
47	Hatteras Financial Corp. (REIT)	1,214
49	HCC Insurance Holdings, Inc.	2,100
202	HCP, Inc. (REIT)	9,571
137	Health Care REIT, Inc. (REIT)	9,320
11	Home Properties, Inc. (REIT)	669
67	Hospitality Properties Trust (REIT)	1,955
346	Host Hotels & Resorts, Inc. (REIT)	6,155
13	Howard Hughes Corp. (The)*	1,295
254	Hudson City Bancorp, Inc.	2,159
416	Huntington Bancshares, Inc./OH	3,224
19	Interactive Brokers Group, Inc., Class A	300
216	Invesco Ltd.	7,288
91	Janus Capital Group, Inc.	798
21	Jones Lang LaSalle, Inc.	1,928
1,833	JPMorgan Chase & Co.	100,063
24	Kemper Corp.	819
459	KeyCorp	4,948
33	Kilroy Realty Corp. (REIT)	1,746
196	Kimco Realty Corp. (REIT)	4,341
63	Legg Mason, Inc.	2,208
128	Leucadia National Corp.	4,017
50	Liberty Property Trust (REIT)	2,029
129	Lincoln National Corp.	4,600
150	Loews Corp.	6,873
3	LPL Financial Holdings, Inc.	111
61	M&T Bank Corp.	6,399
64	Macerich Co. (The) (REIT)	4,154
42	Mack-Cali Realty Corp. (REIT)	1,113
5	Markel Corp.*	2,614
55	Marsh & McLennan Cos., Inc.	2,201
68	MBIA, Inc.*	969
13	Mercury General Corp.	582
410	MetLife, Inc.	18,126
172	MFA Financial, Inc. (REIT)	1,510
1	Mid-America Apartment Communities, Inc. (REIT)	68
742	Morgan Stanley	19,218
56	NASDAQ OMX Group, Inc. (The)	1,762
56	National Retail Properties, Inc. (REIT)	2,009
211	New York Community Bancorp, Inc.	2,760
104	Northern Trust Corp.	6,048
122	NYSE Euronext	4,908
125	Old Republic International Corp.	1,701
28	PartnerRe Ltd.	2,538
127	People’s United Financial, Inc.	1,748
83	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,576
255	PNC Financial Services Group, Inc. (The)	18,268
49	Popular, Inc.*	1,470
15	Post Properties, Inc. (REIT)	717
144	Principal Financial Group, Inc.	5,450
30	ProAssurance Corp.	1,506
294	Progressive Corp. (The)	7,494
240	Prologis, Inc. (REIT)	9,672
39	Protective Life Corp.	1,509
225	Prudential Financial, Inc.	15,518
55	Raymond James Financial, Inc.	2,418
12	Rayonier, Inc. (REIT)	665
18	Realogy Holdings Corp.*	930
94	Realty Income Corp. (REIT)	4,272
17	Regency Centers Corp. (REIT)	877
680	Regions Financial Corp.	6,208
35	Reinsurance Group of America, Inc.	2,306
21	RenaissanceRe Holdings Ltd.	1,805
41	Retail Properties of America, Inc., Class A (REIT)	626
91	Senior Housing Properties Trust (REIT)	2,352
19	Signature Bank/NY*	1,466
23	Simon Property Group, Inc. (REIT)	3,828
43	SL Green Realty Corp. (REIT)	3,740
222	SLM Corp.	5,270
28	St. Joe Co. (The)*	572
21	StanCorp Financial Group, Inc.	954
220	State Street Corp.	14,560
259	SunTrust Banks, Inc.	8,311
21	SVB Financial Group*	1,625
379	Synovus Financial Corp.	1,038
19	Taubman Centers, Inc. (REIT)	1,531
78	TCF Financial Corp.	1,123
112	TD Ameritrade Holding Corp.	2,625
39	TFS Financial Corp.*	428
45	Torchmark Corp.	2,903
106	Travelers Cos., Inc. (The)	8,874
912	U.S. Bancorp/MN	31,975
119	UDR, Inc. (REIT)	2,900
130	Unum Group	3,702
43	Validus Holdings Ltd.	1,553
95	Valley National Bancorp	885
139	Ventas, Inc. (REIT)	9,920
89	Vornado Realty Trust (REIT)	7,116
53	W. R. Berkley Corp.	2,171
51	Washington Federal, Inc.	892
58	Weingarten Realty Investors (REIT)	1,849
2,359	Wells Fargo & Co.	95,657

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
176	Weyerhaeuser Co. (REIT)	$5,248
3	White Mountains Insurance Group Ltd.	1,774
142	XL Group plc	4,463
89	Zions Bancorp.	2,496
		1,188,280
	Health Care — 6.6%

39	Abbott Laboratories	1,430
39	AbbVie, Inc.	1,665
184	Aetna, Inc.	11,082
39	Alere, Inc.*	998
83	Allscripts Healthcare Solutions, Inc.*	1,150
23	Baxter International, Inc.	1,618
7	Becton, Dickinson and Co.	690
10	Bio-Rad Laboratories, Inc., Class A*	1,137
653	Boston Scientific Corp.*	6,034
75	Bristol-Myers Squibb Co.	3,451
47	Brookdale Senior Living, Inc.*	1,332
77	Cardinal Health, Inc.	3,616
107	CareFusion Corp.*	3,932
9	Charles River Laboratories International, Inc.*	390
139	Cigna Corp.	9,438
44	Community Health Systems, Inc.	2,119
16	Cooper Cos., Inc. (The)	1,808
25	Covance, Inc.*	1,864
220	Covidien plc	13,992
38	DENTSPLY International, Inc.	1,587
314	Eli Lilly & Co.	16,692
20	Endo Health Solutions, Inc.*	726
128	Forest Laboratories, Inc.*	5,088
28	HCA Holdings, Inc.	1,094
123	Health Management Associates, Inc., Class A*	1,696
40	Health Net, Inc.*	1,275
19	Henry Schein, Inc.*	1,829
30	Hill-Rom Holdings, Inc.	1,084
127	Hologic, Inc.*	2,635
80	Hospira, Inc.*	2,774
79	Humana, Inc.	6,382
1,025	Johnson & Johnson	86,284
78	Life Technologies Corp.*	5,780
23	LifePoint Hospitals, Inc.*	1,144
24	MEDNAX, Inc.*	2,228
469	Medtronic, Inc.	23,924
1,464	Merck & Co., Inc.	68,369
15	Mylan, Inc.*	457
50	Omnicare, Inc.	2,301
3	Patterson Cos., Inc.	117
55	PerkinElmer, Inc.	1,723
3,415	Pfizer, Inc.	92,990
113	QIAGEN N.V.*	2,111
67	Quest Diagnostics, Inc.	4,143
22	Sirona Dental Systems, Inc.*	1,561
31	St. Jude Medical, Inc.	1,340
39	Stryker Corp.	2,589
20	Teleflex, Inc.	1,567
47	Tenet Healthcare Corp.*	2,226
177	Thermo Fisher Scientific, Inc.	15,629
499	UnitedHealth Group, Inc.	31,252
41	Universal Health Services, Inc., Class B	2,835
42	VCA Antech, Inc.*	1,074
137	WellPoint, Inc.	10,545
72	Zimmer Holdings, Inc.	5,653
14	Zoetis, Inc.	448
		478,898
	Industrials — 5.1%

34	3M Co.	3,749
1	ACCO Brands Corp.*	7
106	ADT Corp. (The)*	4,303
50	AECOM Technology Corp.*	1,540
47	AGCO Corp.	2,607
32	Air Lease Corp.	896
16	Alliant Techsystems, Inc.	1,256
50	Avery Dennison Corp.	2,175
35	Boeing Co. (The)	3,466
27	Carlisle Cos., Inc.	1,766
22	Chicago Bridge & Iron Co. N.V.	1,393
28	Cintas Corp.	1,278
13	CNH Global N.V.	564
18	Colfax Corp.*	898
12	Con-way, Inc.	456
3	Copa Holdings S.A., Class A	394
49	Covanta Holding Corp.	1,002
24	Crane Co.	1,434
162	CSX Corp.	4,084
184	Danaher Corp.	11,375
148	Delta Air Lines, Inc.*	2,666
83	Dover Corp.	6,495
6	Dun & Bradstreet Corp. (The)	589
181	Eaton Corp. plc	11,957
56	Emerson Electric Co.	3,218
8	Engility Holdings, Inc.*	205
6	Equifax, Inc.	365
90	Exelis, Inc.	1,094
10	Expeditors International of Washington, Inc.	390
142	FedEx Corp.	13,680
2	Flowserve Corp.	336
21	Fluor Corp.	1,327
64	Fortune Brands Home & Security, Inc.	2,706
24	Gardner Denver, Inc.	1,812
23	GATX Corp.	1,148
22	General Cable Corp.*	778
153	General Dynamics Corp.	11,796
5,101	General Electric Co.	118,955
57	GrafTech International Ltd.*	478
39	Harsco Corp.	912
52	Hertz Global Holdings, Inc.*	1,343
5	Hubbell, Inc., Class B	502
24	Huntington Ingalls Industries, Inc.	1,325
33	IDEX Corp.	1,817
11	Illinois Tool Works, Inc.	771
26	Ingersoll-Rand plc	1,496
5	Iron Mountain, Inc.	179
34	ITT Corp.	1,025
62	Jacobs Engineering Group, Inc.*	3,535
12	Kansas City Southern	1,328
14	KAR Auction Services, Inc.	328
71	KBR, Inc.	2,563
39	Kennametal, Inc.	1,690
7	Kirby Corp.*	547
43	L-3 Communications Holdings, Inc.	3,659
14	Lockheed Martin Corp.	1,482
15	Manitowoc Co., Inc. (The)	315
39	Manpowergroup, Inc.	2,234
19	Matson, Inc.	478
4	MRC Global, Inc.*	114
34	Navistar International Corp.*	1,220

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
44	Nielsen Holdings N.V.	$1,492
2	Nordson Corp.	142
157	Norfolk Southern Corp.	12,025
114	Northrop Grumman Corp.	9,393
44	Oshkosh Corp.*	1,752
59	Owens Corning*	2,578
133	PACCAR, Inc.	7,129
40	Parker Hannifin Corp.	3,990
101	Pentair Ltd.	5,882
31	Pitney Bowes, Inc.	455
101	Quanta Services, Inc.*	2,865
87	R.R. Donnelley & Sons Co.	1,155
160	Raytheon Co.	10,662
20	Regal-Beloit Corp.	1,350
146	Republic Services, Inc.	4,979
25	Ryder System, Inc.	1,576
22	Snap-on, Inc.	2,004
283	Southwest Airlines Co.	4,010
44	Spirit Aerosystems Holdings, Inc., Class A*	951
16	SPX Corp.	1,263
77	Stanley Black & Decker, Inc.	6,100
53	Terex Corp.*	1,901
127	Textron, Inc.	3,424
38	Timken Co.	2,157
29	Towers Watson & Co., Class A	2,253
39	Trinity Industries, Inc.	1,596
16	Triumph Group, Inc.	1,242
223	Tyco International Ltd.	7,540
36	URS Corp.	1,744
50	UTi Worldwide, Inc.	792
10	Verisk Analytics, Inc., Class A*	588
2	WABCO Holdings, Inc.*	151
56	Waste Connections, Inc.	2,253
223	Waste Management, Inc.	9,350
21	WESCO International, Inc.*	1,559
80	Xylem, Inc.	2,251
		374,055
	Information Technology — 3.9%

204	Activision Blizzard, Inc.	2,944
102	Adobe Systems, Inc.*	4,377
7	Akamai Technologies, Inc.*	323
81	Amdocs Ltd.	2,892
131	Analog Devices, Inc.	6,017
28	AOL, Inc.*	970
577	Applied Materials, Inc.	8,770
51	Arrow Electronics, Inc.*	2,028
195	Atmel Corp.*	1,535
7	Avago Technologies Ltd.	264
66	Avnet, Inc.*	2,255
23	AVX Corp.	276
12	Booz Allen Hamilton Holding Corp.	209
101	Broadcom Corp., Class A	3,627
221	Brocade Communications Systems, Inc.*	1,200
161	CA, Inc.	4,397
2,579	Cisco Systems, Inc.	62,102
75	Computer Sciences Corp.	3,346
99	Compuware Corp.*	1,112
47	CoreLogic, Inc.*	1,231
731	Corning, Inc.	11,235
56	Cree, Inc.*	3,492
28	Cypress Semiconductor Corp.*	315
710	Dell, Inc.	9,478
28	Diebold, Inc.	902
10	Dolby Laboratories, Inc., Class A	350
13	DST Systems, Inc.	886
14	EchoStar Corp., Class A*	556
144	Electronic Arts, Inc.*	3,311
61	Fairchild Semiconductor International, Inc.*	885
121	Fidelity National Information Services, Inc.	5,433
11	Fiserv, Inc.*	959
13	FLIR Systems, Inc.	317
1	Freescale Semiconductor Ltd.*	16
12	Genpact Ltd.	232
39	Harris Corp.	1,955
952	Hewlett-Packard Co.	23,248
32	IAC/InterActiveCorp	1,551
73	Ingram Micro, Inc., Class A*	1,395
622	Intel Corp.	15,102
19	Itron, Inc.*	798
73	Jabil Circuit, Inc.	1,464
111	JDS Uniphase Corp.*	1,512
255	Juniper Networks, Inc.*	4,521
81	KLA-Tencor Corp.	4,559
53	Lam Research Corp.*	2,479
31	Lexmark International, Inc., Class A	946
198	Marvell Technology Group Ltd.	2,146
70	Maxim Integrated Products, Inc.	2,064
476	Micron Technology, Inc.*	5,560
66	Molex, Inc.	1,936
57	NetApp, Inc.*	2,139
278	NVIDIA Corp.	4,028
219	ON Semiconductor Corp.*	1,875
1	Palo Alto Networks, Inc.*	48
11	Paychex, Inc.	410
100	PMC-Sierra, Inc.*	601
86	Polycom, Inc.*	974
40	Rovi Corp.*	1,032
88	SAIC, Inc.	1,276
117	SanDisk Corp.*	6,905
2	ServiceNow, Inc.*	74
2	Silicon Laboratories, Inc.*	86
10	Skyworks Solutions, Inc.*	239
9	Stratasys Ltd.*	756
327	Symantec Corp.*	7,322
69	Synopsys, Inc.*	2,515
18	Tech Data Corp.*	902
79	Teradyne, Inc.*	1,417
181	Texas Instruments, Inc.	6,496
11	Total System Services, Inc.	259
6	VeriSign, Inc.*	282
64	Vishay Intertechnology, Inc.*	932
63	Western Digital Corp.	3,989
3	Workday, Inc., Class A*	193
613	Xerox Corp.	5,388
530	Yahoo!, Inc.*	13,939
21	Zebra Technologies Corp., Class A*	959
		284,514
	Materials — 2.0%

102	Air Products & Chemicals, Inc.	9,630
19	Albemarle Corp.	1,271
514	Alcoa, Inc.	4,369
52	Allegheny Technologies, Inc.	1,434
21	Aptargroup, Inc.	1,191
38	Ashland, Inc.	3,379
50	Bemis Co., Inc.	1,957
31	Cabot Corp.	1,269

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
20	Carpenter Technology Corp.	$963
23	CF Industries Holdings, Inc.	4,392
77	Cliffs Natural Resources, Inc.	1,389
56	Commercial Metals Co.	864
54	Crown Holdings, Inc.*	2,287
20	Cytec Industries, Inc.	1,429
16	Domtar Corp.	1,160
575	Dow Chemical Co. (The)	19,815
13	Eastman Chemical Co.	932
497	Freeport-McMoRan Copper & Gold, Inc.	15,432
15	Greif, Inc., Class A	782
92	Huntsman Corp.	1,789
211	International Paper Co.	9,738
14	Intrepid Potash, Inc.	263
10	Kronos Worldwide, Inc.	169
143	LyondellBasell Industries N.V., Class A	9,531
11	Martin Marietta Materials, Inc.	1,199
83	MeadWestvaco Corp.	2,905
34	Molycorp, Inc.*	223
143	Mosaic Co. (The)	8,697
236	Newmont Mining Corp.	8,090
153	Nucor Corp.	6,810
21	Owens-Illinois, Inc.*	576
4	Packaging Corp. of America	196
36	Reliance Steel & Aluminum Co.	2,368
30	Rock-Tenn Co., Class A	2,963
23	Rockwood Holdings, Inc.	1,533
39	RPM International, Inc.	1,292
2	Scotts Miracle-Gro Co. (The), Class A	95
93	Sealed Air Corp.	2,234
48	Sonoco Products Co.	1,681
20	Southern Copper Corp.	623
83	Steel Dynamics, Inc.	1,273
30	Tahoe Resources, Inc.*	436
69	United States Steel Corp.	1,221
62	Vulcan Materials Co.	3,322
30	Walter Energy, Inc.	512
7	Westlake Chemical Corp.	654
3	WR Grace & Co.*	254
		144,592
	Telecommunication Services — 1.6%

2,644	AT&T, Inc.	92,514
299	CenturyLink, Inc.	10,211
169	Clearwire Corp., Class A*	757
481	Frontier Communications Corp.	1,991
38	Level 3 Communications, Inc.*	814
83	NII Holdings, Inc.*	640
1,444	Sprint Nextel Corp.*	10,541
46	Telephone & Data Systems, Inc.	1,070
66	T-Mobile US, Inc.*	1,414
7	United States Cellular Corp.*	278
115	Windstream Corp.	924
		121,154
	Utilities — 3.5%

309	AES Corp. (The)	3,770
56	AGL Resources, Inc.	2,371
53	Alliant Energy Corp.	2,611
117	Ameren Corp.	3,983
233	American Electric Power Co., Inc.	10,676
85	American Water Works Co., Inc.	3,395
59	Aqua America, Inc.	1,834
43	Atmos Energy Corp.	1,815
184	Calpine Corp.*	3,737
206	CenterPoint Energy, Inc.	4,775
126	CMS Energy Corp.	3,396
141	Consolidated Edison, Inc.	8,047
275	Dominion Resources, Inc.	15,551
82	DTE Energy Co.	5,462
339	Duke Energy Corp.	22,689
157	Edison International	7,213
85	Entergy Corp.	5,855
410	Exelon Corp.	12,849
201	FirstEnergy Corp.	7,841
66	Great Plains Energy, Inc.	1,490
47	Hawaiian Electric Industries, Inc.	1,230
38	Integrys Energy Group, Inc.	2,186
91	MDU Resources Group, Inc.	2,353
35	National Fuel Gas Co.	2,142
201	NextEra Energy, Inc.	15,200
149	NiSource, Inc.	4,281
151	Northeast Utilities	6,292
155	NRG Energy, Inc.	3,956
114	NV Energy, Inc.	2,672
47	OGE Energy Corp.	3,190
119	Pepco Holdings, Inc.	2,472
203	PG&E Corp.	9,117
53	Pinnacle West Capital Corp.	2,993
279	PPL Corp.	8,286
244	Public Service Enterprise Group, Inc.	8,062
66	Questar Corp.	1,604
60	SCANA Corp.	3,026
116	Sempra Energy	9,431
418	Southern Co. (The)	18,350
104	TECO Energy, Inc.	1,831
54	UGI Corp.	2,062
39	Vectren Corp.	1,339
61	Westar Energy, Inc.	1,935
111	Wisconsin Energy Corp.	4,530
234	Xcel Energy, Inc.	6,721
		254,621
	Total Common Stocks
	(Cost $3,594,108)	4,137,915

Principal Amount
	U.S. Government & Agency Security (a) — 8.2%
	Federal Home Loan Bank
$594,640	0.00%, due 06/03/13	594,640
	Total U.S. Government & Agency Security (Cost $594,640)	594,640

	Repurchase Agreements (a)(b) — 24.3%
1,772,754	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,772,762	1,772,754
	Total Repurchase Agreements (Cost $1,772,754)	1,772,754

	Total Investment Securities
	(Cost $5,961,502) — 89.2%	6,505,309
	Other assets less liabilities — 10.8%	789,812
	Net Assets — 100.0%	$7,295,121

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $894,961.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$419,032
Aggregate gross unrealized depreciation	(29,992)
Net unrealized appreciation	$389,040
Federal income tax cost of investments	$6,116,269

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	$245,632	$19,273

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	2,772,341	38,299

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Value Index	1,033,218	(16,171)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	2,051,202	358,947

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	1,618,926	377,880

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	346,268	23,531

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Value Index Fund	2,385,171	203,058

		$1,004,817

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 58.8%
	Consumer Discretionary — 10.1%

78	Aaron’s, Inc.	$2,191
100	Advance Auto Parts, Inc.	8,152
35	Allison Transmission Holdings, Inc.	833
491	Amazon.com, Inc.*	132,094
77	AMC Networks, Inc., Class A*	4,930
206	American Eagle Outfitters, Inc.	4,077
130	Apollo Group, Inc., Class A*	2,599
167	Ascena Retail Group, Inc.*	3,395
25	AutoNation, Inc.*	1,158
49	AutoZone, Inc.*	20,033
52	Bally Technologies, Inc.*	2,961
299	Bed Bath & Beyond, Inc.*	20,407
81	Big Lots, Inc.*	2,758
156	BorgWarner, Inc.*	12,647
96	Brinker International, Inc.	3,764
30	Cablevision Systems Corp., Class A	454
56	CarMax, Inc.*	2,619
66	Carter’s, Inc.	4,757
141	CBS Corp. (Non-Voting), Class B	6,979
66	Charter Communications, Inc., Class A*	7,387
160	Chico’s FAS, Inc.	2,890
43	Chipotle Mexican Grill, Inc.*	15,523
3	Choice Hotels International, Inc.	118
156	Cinemark Holdings, Inc.	4,577
33	Clear Channel Outdoor Holdings, Inc., Class A*	283
390	Coach, Inc.	22,721
1,734	Comcast Corp., Class A	69,620
28	D.R. Horton, Inc.	682
175	Darden Restaurants, Inc.	9,065
30	Deckers Outdoor Corp.*	1,610
445	Delphi Automotive plc	21,720
133	Dick’s Sporting Goods, Inc.	6,961
778	DIRECTV*	47,559
324	Discovery Communications, Inc., Class A*	25,551
216	DISH Network Corp., Class A	8,325
251	Dollar General Corp.*	13,253
315	Dollar Tree, Inc.*	15,133
42	DSW, Inc., Class A	3,108
97	Dunkin’ Brands Group, Inc.	3,841
74	Expedia, Inc.	4,252
131	Family Dollar Stores, Inc.	8,011
42	Foot Locker, Inc.	1,441
70	Fossil, Inc.*	7,434
390	Gap, Inc. (The)	15,814
11	Garmin Ltd.	384
196	Gentex Corp.	4,483
212	Genuine Parts Co.	16,481
93	GNC Holdings, Inc., Class A	4,188
332	Goodyear Tire & Rubber Co. (The)*	5,026
59	Groupon, Inc.*	453
233	H&R Block, Inc.	6,820
132	Hanesbrands, Inc.	6,582
314	Harley-Davidson, Inc.	17,126
141	Hasbro, Inc.	6,272
2,077	Home Depot, Inc. (The)	163,377
39	HomeAway, Inc.*	1,193
201	International Game Technology	3,594
34	Interpublic Group of Cos., Inc. (The)	483
33	ITT Educational Services, Inc.*	791
33	Jarden Corp.*	1,537
28	John Wiley & Sons, Inc., Class A	1,112
22	Kohl’s Corp.	1,131
328	L Brands, Inc.	16,403
90	Lamar Advertising Co., Class A*	4,206
539	Las Vegas Sands Corp.	31,208
356	Liberty Global, Inc., Class A*	26,237
103	Liberty Interactive Corp., Class A*	2,312
10	Liberty Media Corp.*	1,249
7	Liberty Ventures*	571
400	LKQ Corp.*	9,792
200	Lowe’s Cos., Inc.	8,422
71	Macy’s, Inc.	3,432
5	Madison Square Garden Co. (The), Class A*	293
300	Marriott International, Inc., Class A	12,603
358	Mattel, Inc.	16,020
1,379	McDonald’s Corp.	133,170
115	Michael Kors Holdings Ltd.*	7,224
31	Morningstar, Inc.	2,132
75	Netflix, Inc.*	16,969
978	News Corp., Class A	31,404
981	NIKE, Inc., Class B	60,488
202	Nordstrom, Inc.	11,882
19	Norwegian Cruise Line Holdings Ltd.*	584
6	NVR, Inc.*	5,900
351	Omnicom Group, Inc.	21,808
151	O’Reilly Automotive, Inc.*	16,445
38	Panera Bread Co., Class A*	7,290
7	Penn National Gaming, Inc.*	385
139	PetSmart, Inc.	9,382
88	Polaris Industries, Inc.	8,405
68	priceline.com, Inc.*	54,667
97	PVH Corp.	11,173
84	Ralph Lauren Corp.	14,708
40	Regal Entertainment Group, Class A	708
307	Ross Stores, Inc.	19,740
186	Sally Beauty Holdings, Inc.*	5,693
115	Scripps Networks Interactive, Inc., Class A	7,746
5,158	Sirius XM Radio, Inc.	17,950
1,029	Starbucks Corp.	64,899
268	Starwood Hotels & Resorts Worldwide, Inc.	18,304
10	Starz - Liberty Capital*	231
50	Target Corp.	3,475
81	Tempur-Pedic International, Inc.*	3,425
96	Tesla Motors, Inc.*	9,385
4	Thor Industries, Inc.	171
144	Tiffany & Co.	11,200
401	Time Warner Cable, Inc.	38,299
1,005	TJX Cos., Inc.	50,863
98	Tractor Supply Co.	10,974
118	TripAdvisor, Inc.*	7,610
72	Tupperware Brands Corp.	5,831
85	Ulta Salon Cosmetics & Fragrance, Inc.*	7,715
105	Under Armour, Inc., Class A*	6,510
144	Urban Outfitters, Inc.*	6,038
119	VF Corp.	21,879
672	Viacom, Inc., Class B	44,278
377	Virgin Media, Inc.	18,722
4	Visteon Corp.*	254
893	Walt Disney Co. (The)	56,330
36	Weight Watchers International, Inc.	1,651
67	Williams-Sonoma, Inc.	3,615
185	Wyndham Worldwide Corp.	10,752

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
108	Wynn Resorts Ltd.	$14,676
625	Yum! Brands, Inc.	42,344
		1,852,752
	Consumer Staples — 7.4%

2,143	Altria Group, Inc.	77,362
452	Avon Products, Inc.	10,654
177	Brown-Forman Corp., Class B	12,181
186	Campbell Soup Co.	7,963
116	Church & Dwight Co., Inc.	7,054
11	Clorox Co. (The)	914
5,271	Coca-Cola Co. (The)	210,787
28	Coca-Cola Enterprises, Inc.	1,040
1,188	Colgate-Palmolive Co.	68,714
588	Costco Wholesale Corp.	64,486
351	CVS Caremark Corp.	20,211
215	Dean Foods Co.*	2,255
287	Dr. Pepper Snapple Group, Inc.	13,196
312	Estee Lauder Cos., Inc. (The), Class A	21,147
152	Flowers Foods, Inc.	5,072
37	Fresh Market, Inc. (The)*	1,833
688	General Mills, Inc.	32,391
158	Green Mountain Coffee Roasters, Inc.*	11,555
270	H. J. Heinz Co.	19,537
147	Herbalife Ltd.	6,860
204	Hershey Co. (The)	18,178
137	Hillshire Brands Co. (The)	4,746
104	Hormel Foods Corp.	4,141
22	Ingredion, Inc.	1,499
310	Kellogg Co.	19,236
476	Kimberly-Clark Corp.	46,091
42	Kraft Foods Group, Inc.	2,315
716	Kroger Co. (The)	24,108
531	Lorillard, Inc.	22,536
180	McCormick & Co., Inc. (Non-Voting)	12,434
277	Mead Johnson Nutrition Co.	22,456
125	Mondelez International, Inc., Class A	3,683
184	Monster Beverage Corp.*	10,045
73	Nu Skin Enterprises, Inc., Class A	4,292
2,122	PepsiCo, Inc.	171,394
2,127	Philip Morris International, Inc.	193,366
271	Procter & Gamble Co. (The)	20,802
150	Reynolds American, Inc.	7,217
45	Safeway, Inc.	1,035
419	Sysco Corp.	14,162
1,809	Wal-Mart Stores, Inc.	135,386
107	WhiteWave Foods Co., Class A*	1,866
498	Whole Foods Market, Inc.	25,826
		1,362,026
	Energy — 2.4%

24	Atwood Oceanics, Inc.*	1,260
285	Cabot Oil & Gas Corp.	20,053
257	Cameron International Corp.*	15,644
27	CARBO Ceramics, Inc.	1,779
190	Cheniere Energy, Inc.*	5,576
235	Cobalt International Energy, Inc.*	6,096
141	Concho Resources, Inc.*	11,796
57	Continental Resources, Inc.*	4,624
103	Dresser-Rand Group, Inc.*	6,242
366	EOG Resources, Inc.	47,251
12	Era Group, Inc.*	309
324	FMC Technologies, Inc.*	18,034
59	Golar LNG Ltd.	2,006
400	Halliburton Co.	16,740
30	Helmerich & Payne, Inc.	1,852
663	Kinder Morgan, Inc.	25,181
96	Kosmos Energy Ltd.*	991
26	Laredo Petroleum Holdings, Inc.*	503
132	National Oilwell Varco, Inc.	9,280
107	Noble Energy, Inc.	6,168
147	Oceaneering International, Inc.	10,654
64	Oil States International, Inc.*	6,304
6	PBF Energy, Inc.	175
151	Pioneer Natural Resources Co.	20,941
220	Range Resources Corp.	16,540
73	RPC, Inc.	919
1,810	Schlumberger Ltd.	132,184
12	SEACOR Holdings, Inc.	921
73	SM Energy Co.	4,427
164	Southwestern Energy Co.*	6,181
23	Whiting Petroleum Corp.*	1,060
915	Williams Cos., Inc. (The)	32,190
31	World Fuel Services Corp.	1,263
		435,144
	Financials — 2.9%

52	Affiliated Managers Group, Inc.*	8,528
4	Alexander & Baldwin, Inc.*	141
25	Allied World Assurance Co. Holdings AG	2,235
14	American Campus Communities, Inc. (REIT)	572
874	American Express Co.	66,171
535	American Tower Corp. (REIT)	41,644
36	Aon plc	2,292
139	Apartment Investment & Management Co., Class A (REIT)	4,206
21	Arch Capital Group Ltd.*	1,075
161	Arthur J. Gallagher & Co.	7,033
92	BlackRock, Inc.	25,686
34	Boston Properties, Inc. (REIT)	3,624
30	BRE Properties, Inc. (REIT)	1,500
14	Brown & Brown, Inc.	452
86	Camden Property Trust (REIT)	5,956
103	CBOE Holdings, Inc.	4,134
445	CBRE Group, Inc., Class A*	10,315
174	Digital Realty Trust, Inc. (REIT)	10,598
157	Eaton Vance Corp.	6,517
6	Endurance Specialty Holdings Ltd.	302
46	Equity Lifestyle Properties, Inc. (REIT)	3,550
35	Equity Residential (REIT)	1,979
35	Erie Indemnity Co., Class A	2,657
52	Essex Property Trust, Inc. (REIT)	8,171
94	Extra Space Storage, Inc. (REIT)	3,938
68	Federal Realty Investment Trust (REIT)	7,327
104	Federated Investors, Inc., Class B	2,878
44	Franklin Resources, Inc.	6,812
28	Hanover Insurance Group, Inc. (The)	1,406
43	HCP, Inc. (REIT)	2,037
37	Home Properties, Inc. (REIT)	2,249
99	IntercontinentalExchange, Inc.*	16,950
8	Kilroy Realty Corp. (REIT)	423
155	Lazard Ltd., Class A	5,251
63	Leucadia National Corp.	1,977
59	LPL Financial Holdings, Inc.	2,188
587	Marsh & McLennan Cos., Inc.	23,492

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
380	McGraw Hill Financial, Inc.	$20,729
52	Mid-America Apartment Communities, Inc. (REIT)	3,534
266	Moody’s Corp.	17,673
165	MSCI, Inc.*	5,815
99	People’s United Financial, Inc.	1,362
219	Plum Creek Timber Co., Inc. (REIT)	10,446
30	Post Properties, Inc. (REIT)	1,434
194	Public Storage (REIT)	29,449
132	Rayonier, Inc. (REIT)	7,313
17	Realogy Holdings Corp.*	878
73	Regency Centers Corp. (REIT)	3,767
186	SEI Investments Co.	5,693
11	Signature Bank/NY*	849
346	Simon Property Group, Inc. (REIT)	57,588
10	St. Joe Co. (The)*	204
346	T. Rowe Price Group, Inc.	26,248
126	Tanger Factory Outlet Centers (REIT)	4,344
25	Taubman Centers, Inc. (REIT)	2,015
229	Travelers Cos., Inc. (The)	19,172
20	Validus Holdings Ltd.	722
117	Waddell & Reed Financial, Inc., Class A	5,387
233	Weyerhaeuser Co. (REIT)	6,948
		527,836
	Health Care — 7.7%

2,024	Abbott Laboratories	74,220
2,024	AbbVie, Inc.	86,405
173	Actavis, Inc.*	21,329
472	Agilent Technologies, Inc.	21,452
261	Alexion Pharmaceuticals, Inc.*	25,458
412	Allergan, Inc.	40,990
320	AmerisourceBergen Corp.	17,306
1,055	Amgen, Inc.	106,059
247	Ariad Pharmaceuticals, Inc.*	4,530
684	Baxter International, Inc.	48,106
256	Becton, Dickinson and Co.	25,247
325	Biogen Idec, Inc.*	77,184
166	BioMarin Pharmaceutical, Inc.*	10,408
2,081	Bristol-Myers Squibb Co.	95,747
126	Bruker Corp.*	2,083
114	C.R. Bard, Inc.	11,752
254	Cardinal Health, Inc.	11,928
278	Catamaran Corp.*	13,683
566	Celgene Corp.*	69,986
197	Cerner Corp.*	19,361
42	Charles River Laboratories International, Inc.*	1,819
19	Cooper Cos., Inc. (The)	2,147
5	Covance, Inc.*	373
33	Covidien plc	2,099
128	DaVita HealthCare Partners, Inc.*	15,881
86	DENTSPLY International, Inc.	3,591
156	Edwards Lifesciences Corp.*	10,368
506	Eli Lilly & Co.	26,899
95	Endo Health Solutions, Inc.*	3,448
1,093	Express Scripts Holding Co.*	67,897
2,055	Gilead Sciences, Inc.*	111,956
145	HCA Holdings, Inc.	5,664
69	Henry Schein, Inc.*	6,644
75	IDEXX Laboratories, Inc.*	6,183
168	Illumina, Inc.*	11,814
131	Incyte Corp.*	2,904
54	Intuitive Surgical, Inc.*	26,867
838	Johnson & Johnson	70,543
131	Laboratory Corp. of America Holdings*	13,033
23	Life Technologies Corp.*	1,704
319	McKesson Corp.	36,321
98	Medivation, Inc.*	4,759
86	Medtronic, Inc.	4,387
43	Mettler-Toledo International, Inc.*	9,385
475	Mylan, Inc.*	14,478
109	Myriad Genetics, Inc.*	3,499
97	Onyx Pharmaceuticals, Inc.*	9,259
117	Patterson Cos., Inc.	4,572
127	Perrigo Co.	14,721
25	Quest Diagnostics, Inc.	1,546
105	Regeneron Pharmaceuticals, Inc.*	25,396
194	ResMed, Inc.	9,312
83	Salix Pharmaceuticals Ltd.*	5,036
14	Sirona Dental Systems, Inc.*	993
296	St. Jude Medical, Inc.	12,796
309	Stryker Corp.	20,514
50	Techne Corp.	3,325
8	Tenet Healthcare Corp.*	379
80	Thoratec Corp.*	2,494
65	United Therapeutics Corp.*	4,321
7	Universal Health Services, Inc., Class B	484
151	Varian Medical Systems, Inc.*	10,119
286	Vertex Pharmaceuticals, Inc.*	22,969
227	Warner Chilcott plc, Class A	4,358
121	Waters Corp.*	11,702
26	WellPoint, Inc.	2,001
23	Zimmer Holdings, Inc.	1,806
94	Zoetis, Inc.	3,008
		1,419,008
	Industrials — 7.6%

846	3M Co.	93,288
327	AMETEK, Inc.	14,110
29	Armstrong World Industries, Inc.*	1,507
133	B/E Aerospace, Inc.*	8,438
152	Babcock & Wilcox Co. (The)	4,511
918	Boeing Co. (The)	90,900
221	C.H. Robinson Worldwide, Inc.	12,528
8	Carlisle Cos., Inc.	523
885	Caterpillar, Inc.	75,933
81	Chicago Bridge & Iron Co. N.V.	5,127
64	Cintas Corp.	2,922
73	Clean Harbors, Inc.*	4,176
14	Colfax Corp.*	699
42	Con-way, Inc.	1,597
36	Copa Holdings S.A., Class A	4,728
138	Copart, Inc.*	4,746
10	Covanta Holding Corp.	205
955	CSX Corp.	24,076
261	Cummins, Inc.	31,223
269	Danaher Corp.	16,630
540	Deere & Co.	47,039
737	Delta Air Lines, Inc.*	13,273
202	Donaldson Co., Inc.	7,577
37	Dun & Bradstreet Corp. (The)	3,631
115	Eaton Corp. plc	7,597
837	Emerson Electric Co.	48,094
147	Equifax, Inc.	8,952
261	Expeditors International of Washington, Inc.	10,187
402	Fastenal Co.	20,976

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
27	FedEx Corp.	$2,601
60	Flowserve Corp.	10,088
171	Fluor Corp.	10,809
36	Fortune Brands Home & Security, Inc.	1,522
4	General Cable Corp.*	141
82	Graco, Inc.	5,285
191	Hertz Global Holdings, Inc.*	4,934
1,057	Honeywell International, Inc.	82,932
67	Hubbell, Inc., Class B	6,729
22	IDEX Corp.	1,211
68	IHS, Inc., Class A*	7,149
516	Illinois Tool Works, Inc.	36,187
332	Ingersoll-Rand plc	19,100
210	Iron Mountain, Inc.	7,526
30	ITT Corp.	905
122	J.B. Hunt Transport Services, Inc.	8,987
144	Joy Global, Inc.	7,788
116	Kansas City Southern	12,841
56	Kirby Corp.*	4,372
64	Landstar System, Inc.	3,379
69	Lennox International, Inc.	4,415
114	Lincoln Electric Holdings, Inc.	6,817
315	Lockheed Martin Corp.	33,336
137	Manitowoc Co., Inc. (The)	2,878
485	Masco Corp.	10,195
4	Matson, Inc.	101
19	MRC Global, Inc.*	539
62	MSC Industrial Direct Co., Inc., Class A	5,126
41	Nielsen Holdings N.V.	1,390
81	Nordson Corp.	5,769
109	PACCAR, Inc.	5,842
157	Pall Corp.	10,707
92	Parker Hannifin Corp.	9,178
142	Pitney Bowes, Inc.	2,085
63	Polypore International, Inc.*	2,370
197	Precision Castparts Corp.	42,142
194	Robert Half International, Inc.	6,743
194	Rockwell Automation, Inc.	17,076
185	Rockwell Collins, Inc.	11,979
87	Rollins, Inc.	2,198
132	Roper Industries, Inc.	16,397
16	Snap-on, Inc.	1,457
192	Southwest Airlines Co.	2,721
37	Spirit Aerosystems Holdings, Inc., Class A*	800
19	SPX Corp.	1,499
115	Stericycle, Inc.*	12,622
24	Textron, Inc.	647
10	Timken Co.	568
81	Toro Co. (The)	3,860
69	TransDigm Group, Inc.	10,081
23	Triumph Group, Inc.	1,786
646	Union Pacific Corp.	99,885
451	United Continental Holdings, Inc.*	14,639
983	United Parcel Service, Inc., Class B	84,440
127	United Rentals, Inc.*	7,219
1,237	United Technologies Corp.	117,391
32	Valmont Industries, Inc.	4,875
172	Verisk Analytics, Inc., Class A*	10,117
79	W.W. Grainger, Inc.	20,338
81	WABCO Holdings, Inc.*	6,109
10	Waste Connections, Inc.	402
65	Westinghouse Air Brake Technologies Corp.	7,151
27	Xylem, Inc.	760
		1,406,329
	Information Technology — 17.0%

874	Accenture plc, Class A	71,764
386	Adobe Systems, Inc.*	16,563
853	Advanced Micro Devices, Inc.*	3,412
225	Akamai Technologies, Inc.*	10,377
68	Alliance Data Systems Corp.*	12,042
438	Altera Corp.	14,537
220	Amphenol Corp., Class A	17,138
34	Analog Devices, Inc.	1,562
126	ANSYS, Inc.*	9,387
24	AOL, Inc.*	832
1,269	Apple, Inc.	570,644
51	Atmel Corp.*	401
314	Autodesk, Inc.*	11,847
664	Automatic Data Processing, Inc.	45,630
311	Avago Technologies Ltd.	11,728
194	BMC Software, Inc.*	8,787
464	Broadcom Corp., Class A	16,662
169	Broadridge Financial Solutions, Inc.	4,587
27	CA, Inc.	737
373	Cadence Design Systems, Inc.*	5,644
253	Citrix Systems, Inc.*	16,281
413	Cognizant Technology Solutions Corp., Class A*	26,700
16	Compuware Corp.*	180
62	Concur Technologies, Inc.*	5,005
114	Cypress Semiconductor Corp.*	1,281
7	Diebold, Inc.	225
38	Dolby Laboratories, Inc., Class A	1,330
7	DST Systems, Inc.	477
1,572	eBay, Inc.*	85,045
14	EchoStar Corp., Class A*	556
2,849	EMC Corp.*	70,541
65	Equinix, Inc.*	13,172
108	F5 Networks, Inc.*	8,987
572	Facebook, Inc., Class A*	13,928
61	FactSet Research Systems, Inc.	5,990
153	Fiserv, Inc.*	13,336
66	FleetCor Technologies, Inc.*	5,747
159	FLIR Systems, Inc.	3,873
177	Fortinet, Inc.*	3,409
64	Freescale Semiconductor Ltd.*	1,019
92	Fusion-io, Inc.*	1,331
127	Gartner, Inc.*	7,189
138	Genpact Ltd.	2,670
107	Global Payments, Inc.	5,132
351	Google, Inc., Class A*	305,514
46	Harris Corp.	2,306
16	IAC/InterActiveCorp	776
147	Informatica Corp.*	5,345
5,072	Intel Corp.	123,148
1,479	International Business Machines Corp.	307,662
398	Intuit, Inc.	23,259
43	IPG Photonics Corp.	2,550
46	Jabil Circuit, Inc.	923
118	Jack Henry & Associates, Inc.	5,538
70	Lam Research Corp.*	3,275
115	Lender Processing Services, Inc.	3,805
312	Linear Technology Corp.	11,700
89	LinkedIn Corp., Class A*	14,910
772	LSI Corp.*	5,713
147	Mastercard, Inc., Class A	83,827

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
198	Maxim Integrated Products, Inc.	$5,839
263	Microchip Technology, Inc.	9,594
109	MICROS Systems, Inc.*	4,600
10,214	Microsoft Corp.	356,264
374	Motorola Solutions, Inc.	21,677
127	National Instruments Corp.	3,607
215	NCR Corp.*	7,181
331	NetApp, Inc.*	12,422
45	NetSuite, Inc.*	3,942
91	NeuStar, Inc., Class A*	4,410
328	Nuance Communications, Inc.*	6,232
4,909	Oracle Corp.	165,728
7	Palo Alto Networks, Inc.*	340
138	Pandora Media, Inc.*	2,349
410	Paychex, Inc.	15,264
2,326	QUALCOMM, Inc.	147,655
148	Rackspace Hosting, Inc.*	5,554
262	Red Hat, Inc.*	12,636
221	Riverbed Technology, Inc.*	3,417
29	Rovi Corp.*	748
136	SAIC, Inc.	1,972
795	Salesforce.com, Inc.*	33,652
16	ServiceNow, Inc.*	588
53	Silicon Laboratories, Inc.*	2,277
229	Skyworks Solutions, Inc.*	5,464
84	SolarWinds, Inc.*	3,541
94	Solera Holdings, Inc.	5,148
23	Splunk, Inc.*	1,076
18	Stratasys Ltd.*	1,513
56	Symantec Corp.*	1,254
15	Synopsys, Inc.*	547
229	Teradata Corp.*	12,767
31	Teradyne, Inc.*	556
1,043	Texas Instruments, Inc.	37,433
224	TIBCO Software, Inc.*	4,778
189	Total System Services, Inc.	4,443
339	Trimble Navigation Ltd.*	9,458
49	Vantiv, Inc., Class A*	1,304
146	VeriFone Systems, Inc.*	3,406
197	VeriSign, Inc.*	9,267
709	Visa, Inc., Class A	126,301
120	VMware, Inc., Class A*	8,534
122	Western Digital Corp.	7,725
776	Western Union Co. (The)	12,711
26	Workday, Inc., Class A*	1,670
358	Xilinx, Inc.	14,553
11	Zebra Technologies Corp., Class A*	502
189	Zynga, Inc., Class A*	643
		3,130,478
	Materials — 2.3%

93	Airgas, Inc.	9,569
68	Albemarle Corp.	4,551
141	Allied Nevada Gold Corp.*	1,089
30	Aptargroup, Inc.	1,702
202	Ball Corp.	8,718
5	Carpenter Technology Corp.	241
212	Celanese Corp.	10,462
18	CF Industries Holdings, Inc.	3,437
45	Compass Minerals International, Inc.	3,927
48	Crown Holdings, Inc.*	2,033
1,272	E.I. du Pont de Nemours & Co.	70,965
170	Eastman Chemical Co.	12,192
353	Ecolab, Inc.	29,818
186	FMC Corp.	11,664
110	International Flavors & Fragrances, Inc.	8,832
35	Intrepid Potash, Inc.	657
32	LyondellBasell Industries N.V., Class A	2,133
32	Martin Marietta Materials, Inc.	3,489
33	Molycorp, Inc.*	217
724	Monsanto Co.	72,863
12	NewMarket Corp.	3,291
166	Owens-Illinois, Inc.*	4,557
122	Packaging Corp. of America	5,978
192	PPG Industries, Inc.	29,493
405	Praxair, Inc.	46,304
11	Rock-Tenn Co., Class A	1,087
28	Rockwood Holdings, Inc.	1,866
87	Royal Gold, Inc.	4,764
69	RPM International, Inc.	2,286
50	Scotts Miracle-Gro Co. (The), Class A	2,363
118	Sherwin-Williams Co. (The)	22,247
164	Sigma-Aldrich Corp.	13,720
61	Silgan Holdings, Inc.	2,853
165	Southern Copper Corp.	5,140
64	Steel Dynamics, Inc.	982
25	Tahoe Resources, Inc.*	363
126	Valspar Corp. (The)	9,030
6	Westlake Chemical Corp.	560
93	WR Grace & Co.*	7,859
		423,302
	Telecommunication Services — 1.3%

398	Crown Castle International Corp.*	28,357
113	Level 3 Communications, Inc.*	2,422
165	SBA Communications Corp., Class A*	12,420
60	T-Mobile US, Inc.*	1,286
204	tw telecom, inc.*	5,820
3,855	Verizon Communications, Inc.	186,890
474	Windstream Corp.	3,806
		241,001
	Utilities — 0.1%

21	Aqua America, Inc.	653
70	ITC Holdings Corp.	6,060
282	ONEOK, Inc.	12,729
54	Questar Corp.	1,313
		20,755
	Total Common Stocks
	(Cost $7,877,818)	10,818,631

Principal Amount
	U.S. Government & Agency Securities (a) — 15.6%
	Federal Home Loan Bank
$1,167,236	0.00%, due 06/03/13	1,167,236
	U.S. Treasury Bills
700,000	0.00%, due 06/13/13	699,986
1,000,000	0.00%, due 08/29/13	999,829
	Total U.S. Government & Agency Securities (Cost $2,867,051)	2,867,051

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.0%
$3,497,530	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $3,497,545	$3,497,530
	Total Repurchase Agreements (Cost $3,497,530)	3,497,530

	Total Investment Securities
	(Cost $14,242,399) — 93.4%	17,183,212
	Other assets less liabilities — 6.6%	1,208,213
	Net Assets — 100.0%	$18,391,425

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,356,529.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,574,030
Aggregate gross unrealized depreciation	(7,230)
Net unrealized appreciation	$2,566,800
Federal income tax cost of investments	$14,616,412

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	$330,233	$25,362

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	8,673,089	33,414

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	4,447,576	(11,940)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	5,143,739	770,771

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,256,770	228,927

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	947,287	68,645

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 1000 Growth Index Fund	3,165,556	409,976

		$1,525,155

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) — 58.0%
	Consumer Discretionary — 5.7%

35	Aaron’s, Inc.	$983
153	Abercrombie & Fitch Co., Class A	7,662
84	American Eagle Outfitters, Inc.	1,662
31	AutoNation, Inc.*	1,436
517	Best Buy Co., Inc.	14,243
343	Cablevision Systems Corp., Class A	5,186
358	CarMax, Inc.*	16,744
96	Chico’s FAS, Inc.	1,734
47	Choice Hotels International, Inc.	1,856
33	Clear Channel Outdoor Holdings, Inc., Class A*	283
118	CST Brands, Inc.*	3,596
494	D.R. Horton, Inc.	12,034
26	Deckers Outdoor Corp.*	1,396
126	DeVry, Inc.	3,935
57	Dillard’s, Inc., Class A	5,259
86	DISH Network Corp., Class A	3,314
130	DreamWorks Animation SKG, Inc., Class A*	2,852
4	DSW, Inc., Class A	296
63	Expedia, Inc.	3,620
231	Foot Locker, Inc.	7,928
226	GameStop Corp., Class A	7,494
451	Gannett Co., Inc.	9,697
194	Garmin Ltd.	6,776
118	Guess?, Inc.	3,750
196	H&R Block, Inc.	5,737
135	Harman International Industries, Inc.	7,169
21	Hasbro, Inc.	934
7	HomeAway, Inc.*	214
87	Hyatt Hotels Corp., Class A*	3,577
229	International Game Technology	4,095
746	Interpublic Group of Cos., Inc. (The)	10,608
306	J.C. Penney Co., Inc.*	5,380
159	Jarden Corp.*	7,406
51	John Wiley & Sons, Inc., Class A	2,025
411	Kohl’s Corp.	21,130
20	Lamar Advertising Co., Class A*	935
177	Lear Corp.	10,616
269	Leggett & Platt, Inc.	8,608
310	Lennar Corp., Class A	12,189
871	Liberty Interactive Corp., Class A*	19,554
195	Liberty Media Corp.*	24,348
61	Liberty Ventures*	4,976
643	Macy’s, Inc.	31,083
110	Madison Square Garden Co. (The), Class A*	6,438
36	Marriott International, Inc., Class A	1,512
148	Mattel, Inc.	6,623
762	MGM Resorts International*	11,560
109	Mohawk Industries, Inc.*	12,118
556	Newell Rubbermaid, Inc.	15,034
25	Norwegian Cruise Line Holdings Ltd.*	769
1	NVR, Inc.*	983
116	Penn National Gaming, Inc.*	6,385
656	PulteGroup, Inc.*	14,163
12	PVH Corp.	1,382
99	Regal Entertainment Group, Class A	1,752
290	Royal Caribbean Cruises Ltd.	10,153
18	Sally Beauty Holdings, Inc.*	551
69	Sears Holdings Corp.*	3,369
15	Sears Hometown and Outlet Stores, Inc.*	834
416	Service Corp. International	7,480
163	Signet Jewelers Ltd.	11,167
1,322	Staples, Inc.	19,830
195	Starz - Liberty Capital*	4,501
76	Thor Industries, Inc.	3,246
39	Tiffany & Co.	3,033
276	Toll Brothers, Inc.*	9,431
193	TRW Automotive Holdings Corp.*	12,227
90	Visteon Corp.*	5,712
8	Washington Post Co. (The), Class B	3,738
538	Wendy’s Co. (The)	3,201
148	Whirlpool Corp.	18,908
74	Williams-Sonoma, Inc.	3,993
		504,413
	Consumer Staples — 2.8%

190	Avon Products, Inc.	4,478
302	Beam, Inc.	19,582
36	Brown-Forman Corp., Class B	2,478
280	Bunge Ltd.	19,488
72	Campbell Soup Co.	3,082
102	Church & Dwight Co., Inc.	6,203
234	Clorox Co. (The)	19,441
496	Coca-Cola Enterprises, Inc.	18,431
797	ConAgra Foods, Inc.	26,851
283	Constellation Brands, Inc., Class A*	15,002
2	Crimson Wine Group Ltd.*	18
50	Dean Foods Co.*	524
119	Energizer Holdings, Inc.	11,389
41	Green Mountain Coffee Roasters, Inc.*	2,998
231	H. J. Heinz Co.	16,715
34	Hillshire Brands Co. (The)	1,178
111	Hormel Foods Corp.	4,420
115	Ingredion, Inc.	7,834
215	J.M. Smucker Co. (The)	21,706
246	Molson Coors Brewing Co., Class B	12,155
398	Safeway, Inc.	9,158
266	Smithfield Foods, Inc.*	8,762
557	Tyson Foods, Inc., Class A	13,925
112	WhiteWave Foods Co., Class A*	1,953
		247,771
	Energy — 5.1%

423	Alpha Natural Resources, Inc.*	2,826
75	Atwood Oceanics, Inc.*	3,938
110	Cameron International Corp.*	6,696
142	Cheniere Energy, Inc.*	4,168
1,271	Chesapeake Energy Corp.	27,759
164	Cimarex Energy Co.	11,503
20	Cobalt International Energy, Inc.*	519
436	CONSOL Energy, Inc.	15,120
749	Denbury Resources, Inc.*	13,744
132	Diamond Offshore Drilling, Inc.	9,083
138	Energen Corp.	7,478
252	EQT Corp.	20,130
21	Era Group, Inc.*	541
238	EXCO Resources, Inc.	1,935
141	Helmerich & Payne, Inc.	8,705
397	HollyFrontier Corp.	19,651
3	Laredo Petroleum Holdings, Inc.*	58
654	Marathon Petroleum Corp.	53,955
452	McDermott International, Inc.*	4,317
372	Murphy Oil Corp.	23,555
557	Nabors Industries Ltd.	8,918
259	Newfield Exploration Co.*	6,162
531	Noble Energy, Inc.	30,612

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	Oil States International, Inc.*	$1,379
280	Patterson-UTI Energy, Inc.	5,883
37	PBF Energy, Inc.	1,079
523	Peabody Energy Corp.	10,287
42	Pioneer Natural Resources Co.	5,824
342	QEP Resources, Inc.	9,699
238	Rowan Cos. plc, Class A*	7,911
15	RPC, Inc.	189
939	SandRidge Energy, Inc.*	4,855
21	SEACOR Holdings, Inc.	1,613
21	SM Energy Co.	1,273
438	Southwestern Energy Co.*	16,508
302	Superior Energy Services, Inc.*	8,057
70	Teekay Corp.	2,705
269	Tesoro Corp.	16,584
98	Tidewater, Inc.	5,399
293	Ultra Petroleum Corp.*	6,674
93	Unit Corp.*	4,201
1,061	Valero Energy Corp.	43,108
194	Whiting Petroleum Corp.*	8,938
94	World Fuel Services Corp.	3,829
381	WPX Energy, Inc.*	7,338
		454,706
	Financials — 17.8%

25	Affiliated Managers Group, Inc.*	4,100
75	Alexander & Baldwin, Inc.*	2,647
135	Alexandria Real Estate Equities, Inc. (REIT)	9,247
32	Alleghany Corp.*	12,480
34	Allied World Assurance Co. Holdings AG	3,040
179	American Campus Communities, Inc. (REIT)	7,309
760	American Capital Agency Corp. (REIT)	19,608
606	American Capital Ltd.*	8,078
153	American Financial Group, Inc./OH	7,430
14	American National Insurance Co.	1,398
398	Ameriprise Financial, Inc.	32,445
1,870	Annaly Capital Management, Inc. (REIT)	25,395
543	Aon plc	34,573
79	Apartment Investment & Management Co., Class A (REIT)	2,391
231	Arch Capital Group Ltd.*	11,829
514	Ares Capital Corp.	8,820
127	Aspen Insurance Holdings Ltd.	4,666
334	Associated Banc-Corp	5,147
148	Assurant, Inc.	7,361
329	Assured Guaranty Ltd.	7,442
219	AvalonBay Communities, Inc. (REIT)	29,053
198	Axis Capital Holdings Ltd.	8,625
87	Bank of Hawaii Corp.	4,383
71	BankUnited, Inc.	1,745
357	BioMed Realty Trust, Inc. (REIT)	7,472
49	BOK Financial Corp.	3,190
239	Boston Properties, Inc. (REIT)	25,473
300	Brandywine Realty Trust (REIT)	4,248
105	BRE Properties, Inc. (REIT)	5,249
204	Brown & Brown, Inc.	6,583
40	Camden Property Trust (REIT)	2,770
376	CapitalSource, Inc.	3,538
293	Capitol Federal Financial, Inc.	3,478
285	CBL & Associates Properties, Inc. (REIT)	6,552
23	CBOE Holdings, Inc.	923
1,971	Chimera Investment Corp. (REIT)	6,012
280	Cincinnati Financial Corp.	13,255
385	CIT Group, Inc.*	17,741
89	City National Corp./CA	5,586
51	CNA Financial Corp.	1,743
358	Comerica, Inc.	14,137
151	Commerce Bancshares, Inc./MO	6,572
227	CommonWealth REIT (REIT)	4,640
165	Corporate Office Properties Trust (REIT)	4,394
218	Corrections Corp. of America (REIT)	7,663
102	Cullen/Frost Bankers, Inc.	6,564
530	DDR Corp. (REIT)	9,254
268	Douglas Emmett, Inc. (REIT)	6,831
616	Duke Realty Corp. (REIT)	10,207
548	E*TRADE Financial Corp.*	6,373
262	East West Bancorp, Inc.	6,901
75	Endurance Specialty Holdings Ltd.	3,775
14	Equity Lifestyle Properties, Inc. (REIT)	1,080
96	Everest Re Group Ltd.	12,443
78	Extra Space Storage, Inc. (REIT)	3,267
26	Federal Realty Investment Trust (REIT)	2,801
29	Federated Investors, Inc., Class B	802
427	Fidelity National Financial, Inc., Class A	11,234
1,765	Fifth Third Bancorp	32,123
9	First Citizens BancShares, Inc./NC, Class A	1,775
485	First Horizon National Corp.	5,568
676	First Niagara Financial Group, Inc.	6,605
196	First Republic Bank/CA	7,283
287	Forest City Enterprises, Inc., Class A*	5,384
385	Fulton Financial Corp.	4,424
1,013	General Growth Properties, Inc. (REIT)	20,797
943	Genworth Financial, Inc., Class A*	10,194
47	Hanover Insurance Group, Inc. (The)	2,361
846	Hartford Financial Services Group, Inc.	25,913
188	Hatteras Financial Corp. (REIT)	4,854
194	HCC Insurance Holdings, Inc.	8,313
806	HCP, Inc. (REIT)	38,188
546	Health Care REIT, Inc. (REIT)	37,144
46	Home Properties, Inc. (REIT)	2,795
268	Hospitality Properties Trust (REIT)	7,820
1,380	Host Hotels & Resorts, Inc. (REIT)	24,550
53	Howard Hughes Corp. (The)*	5,279
1,013	Hudson City Bancorp, Inc.	8,610
1,659	Huntington Bancshares, Inc./OH	12,857
76	Interactive Brokers Group, Inc., Class A	1,199
860	Invesco Ltd.	29,016
362	Janus Capital Group, Inc.	3,175
84	Jones Lang LaSalle, Inc.	7,714
95	Kemper Corp.	3,243
1,828	KeyCorp	19,706
132	Kilroy Realty Corp. (REIT)	6,984
781	Kimco Realty Corp. (REIT)	17,299
253	Legg Mason, Inc.	8,865
509	Leucadia National Corp.	15,972
199	Liberty Property Trust (REIT)	8,075
515	Lincoln National Corp.	18,365
13	LPL Financial Holdings, Inc.	482

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
243	M&T Bank Corp.	$25,491
254	Macerich Co. (The) (REIT)	16,487
168	Mack-Cali Realty Corp. (REIT)	4,452
19	Markel Corp.*	9,935
271	MBIA, Inc.*	3,862
51	Mercury General Corp.	2,284
685	MFA Financial, Inc. (REIT)	6,014
4	Mid-America Apartment Communities, Inc. (REIT)	272
223	NASDAQ OMX Group, Inc. (The)	7,016
222	National Retail Properties, Inc. (REIT)	7,963
842	New York Community Bancorp, Inc.	11,013
414	Northern Trust Corp.	24,074
487	NYSE Euronext	19,592
498	Old Republic International Corp.	6,778
110	PartnerRe Ltd.	9,971
505	People’s United Financial, Inc.	6,949
331	Piedmont Office Realty Trust, Inc., Class A (REIT)	6,286
197	Popular, Inc.*	5,910
61	Post Properties, Inc. (REIT)	2,916
576	Principal Financial Group, Inc.	21,802
118	ProAssurance Corp.	5,924
1,172	Progressive Corp. (The)	29,874
956	Prologis, Inc. (REIT)	38,527
155	Protective Life Corp.	5,995
218	Raymond James Financial, Inc.	9,585
49	Rayonier, Inc. (REIT)	2,715
70	Realogy Holdings Corp.*	3,615
376	Realty Income Corp. (REIT)	17,089
69	Regency Centers Corp. (REIT)	3,560
2,709	Regions Financial Corp.	24,733
141	Reinsurance Group of America, Inc.	9,290
85	RenaissanceRe Holdings Ltd.	7,307
163	Retail Properties of America, Inc., Class A (REIT)	2,487
361	Senior Housing Properties Trust (REIT)	9,332
77	Signature Bank/NY*	5,943
172	SL Green Realty Corp. (REIT)	14,961
887	SLM Corp.	21,057
110	St. Joe Co. (The)*	2,246
85	StanCorp Financial Group, Inc.	3,862
1,032	SunTrust Banks, Inc.	33,117
85	SVB Financial Group*	6,578
1,509	Synovus Financial Corp.	4,135
78	Taubman Centers, Inc. (REIT)	6,285
311	TCF Financial Corp.	4,478
445	TD Ameritrade Holding Corp.	10,431
154	TFS Financial Corp.*	1,691
179	Torchmark Corp.	11,547
475	UDR, Inc. (REIT)	11,576
518	Unum Group	14,753
170	Validus Holdings Ltd.	6,139
378	Valley National Bancorp	3,523
554	Ventas, Inc. (REIT)	39,539
356	Vornado Realty Trust (REIT)	28,462
213	W. R. Berkley Corp.	8,727
205	Washington Federal, Inc.	3,585
232	Weingarten Realty Investors (REIT)	7,396
701	Weyerhaeuser Co. (REIT)	20,904
11	White Mountains Insurance Group Ltd.	6,503
565	XL Group plc	17,758
353	Zions Bancorp.	9,902
		1,579,093
	Health Care — 4.2%

1	Aetna, Inc.	69
154	Alere, Inc.*	3,939
329	Allscripts Healthcare Solutions, Inc.*	4,557
39	Bio-Rad Laboratories, Inc., Class A*	4,433
2,604	Boston Scientific Corp.*	24,061
186	Brookdale Senior Living, Inc.*	5,273
426	CareFusion Corp.*	15,655
34	Charles River Laboratories International, Inc.*	1,473
553	Cigna Corp.	37,549
174	Community Health Systems, Inc.	8,382
64	Cooper Cos., Inc. (The)	7,233
100	Covance, Inc.*	7,458
151	DENTSPLY International, Inc.	6,306
79	Endo Health Solutions, Inc.*	2,868
510	Forest Laboratories, Inc.*	20,272
111	HCA Holdings, Inc.	4,336
492	Health Management Associates, Inc., Class A*	6,785
160	Health Net, Inc.*	5,099
74	Henry Schein, Inc.*	7,125
119	Hill-Rom Holdings, Inc.	4,299
508	Hologic, Inc.*	10,541
317	Hospira, Inc.*	10,994
313	Humana, Inc.	25,284
310	Life Technologies Corp.*	22,971
94	LifePoint Hospitals, Inc.*	4,675
94	MEDNAX, Inc.*	8,726
59	Mylan, Inc.*	1,798
201	Omnicare, Inc.	9,252
13	Patterson Cos., Inc.	508
218	PerkinElmer, Inc.	6,828
452	QIAGEN N.V.*	8,443
268	Quest Diagnostics, Inc.	16,573
87	Sirona Dental Systems, Inc.*	6,172
124	St. Jude Medical, Inc.	5,360
78	Teleflex, Inc.	6,110
187	Tenet Healthcare Corp.*	8,858
162	Universal Health Services, Inc., Class B	11,201
168	VCA Antech, Inc.*	4,294
289	Zimmer Holdings, Inc.	22,689
57	Zoetis, Inc.	1,824
		370,273
	Industrials — 6.6%

201	AECOM Technology Corp.*	6,189
186	AGCO Corp.	10,317
129	Air Lease Corp.	3,612
64	Alliant Techsystems, Inc.	5,025
199	Avery Dennison Corp.	8,656
109	Carlisle Cos., Inc.	7,130
88	Chicago Bridge & Iron Co. N.V.	5,570
110	Cintas Corp.	5,022
53	CNH Global N.V.	2,298
71	Colfax Corp.*	3,543
48	Con-way, Inc.	1,825
12	Copa Holdings S.A., Class A	1,576
194	Covanta Holding Corp.	3,967
94	Crane Co.	5,616
588	Delta Air Lines, Inc.*	10,590
330	Dover Corp.	25,823
26	Dun & Bradstreet Corp. (The)	2,552
721	Eaton Corp. plc	47,629

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
33	Engility Holdings, Inc.*	$844
23	Equifax, Inc.	1,401
358	Exelis, Inc.	4,350
39	Expeditors International of Washington, Inc.	1,522
7	Flowserve Corp.	1,177
82	Fluor Corp.	5,183
256	Fortune Brands Home & Security, Inc.	10,824
96	Gardner Denver, Inc.	7,248
90	GATX Corp.	4,494
90	General Cable Corp.*	3,182
226	GrafTech International Ltd.*	1,896
155	Harsco Corp.	3,624
207	Hertz Global Holdings, Inc.*	5,347
20	Hubbell, Inc., Class B	2,009
95	Huntington Ingalls Industries, Inc.	5,246
130	IDEX Corp.	7,157
103	Ingersoll-Rand plc	5,926
22	Iron Mountain, Inc.	788
135	ITT Corp.	4,070
248	Jacobs Engineering Group, Inc.*	14,138
46	Kansas City Southern	5,092
56	KAR Auction Services, Inc.	1,313
285	KBR, Inc.	10,289
154	Kennametal, Inc.	6,674
28	Kirby Corp.*	2,186
173	L-3 Communications Holdings, Inc.	14,721
60	Manitowoc Co., Inc. (The)	1,261
154	Manpowergroup, Inc.	8,820
75	Matson, Inc.	1,888
17	MRC Global, Inc.*	483
136	Navistar International Corp.*	4,878
175	Nielsen Holdings N.V.	5,934
9	Nordson Corp.	641
176	Oshkosh Corp.*	7,008
233	Owens Corning*	10,182
530	PACCAR, Inc.	28,408
159	Parker Hannifin Corp.	15,862
403	Pentair Ltd.	23,471
125	Pitney Bowes, Inc.	1,835
401	Quanta Services, Inc.*	11,376
346	R.R. Donnelley & Sons Co.	4,591
80	Regal-Beloit Corp.	5,401
582	Republic Services, Inc.	19,846
98	Ryder System, Inc.	6,178
89	Snap-on, Inc.	8,107
1,126	Southwest Airlines Co.	15,955
176	Spirit Aerosystems Holdings, Inc., Class A*	3,803
63	SPX Corp.	4,972
307	Stanley Black & Decker, Inc.	24,321
212	Terex Corp.*	7,604
504	Textron, Inc.	13,588
153	Timken Co.	8,684
116	Towers Watson & Co., Class A	9,011
154	Trinity Industries, Inc.	6,303
63	Triumph Group, Inc.	4,892
145	URS Corp.	7,024
199	UTi Worldwide, Inc.	3,150
39	Verisk Analytics, Inc., Class A*	2,294
9	WABCO Holdings, Inc.*	679
223	Waste Connections, Inc.	8,974
84	WESCO International, Inc.*	6,238
317	Xylem, Inc.	8,920
		590,223
	Information Technology — 6.0%

812	Activision Blizzard, Inc.	11,717
26	Akamai Technologies, Inc.*	1,199
324	Amdocs Ltd.	11,567
524	Analog Devices, Inc.	24,067
113	AOL, Inc.*	3,917
2,297	Applied Materials, Inc.	34,914
203	Arrow Electronics, Inc.*	8,071
779	Atmel Corp.*	6,131
28	Avago Technologies Ltd.	1,056
263	Avnet, Inc.*	8,984
92	AVX Corp.	1,102
47	Booz Allen Hamilton Holding Corp.	820
880	Brocade Communications Systems, Inc.*	4,778
642	CA, Inc.	17,533
298	Computer Sciences Corp.	13,294
396	Compuware Corp.*	4,447
187	CoreLogic, Inc.*	4,899
223	Cree, Inc.*	13,904
113	Cypress Semiconductor Corp.*	1,270
111	Diebold, Inc.	3,575
38	Dolby Laboratories, Inc., Class A	1,330
54	DST Systems, Inc.	3,682
55	EchoStar Corp., Class A*	2,184
576	Electronic Arts, Inc.*	13,242
244	Fairchild Semiconductor International, Inc.*	3,541
481	Fidelity National Information Services, Inc.	21,597
45	Fiserv, Inc.*	3,922
53	FLIR Systems, Inc.	1,291
6	Freescale Semiconductor Ltd.*	96
48	Genpact Ltd.	929
153	Harris Corp.	7,670
128	IAC/InterActiveCorp	6,206
292	Ingram Micro, Inc., Class A*	5,580
77	Itron, Inc.*	3,234
290	Jabil Circuit, Inc.	5,817
444	JDS Uniphase Corp.*	6,047
1,016	Juniper Networks, Inc.*	18,014
321	KLA-Tencor Corp.	18,069
213	Lam Research Corp.*	9,964
124	Lexmark International, Inc., Class A	3,783
789	Marvell Technology Group Ltd.	8,553
280	Maxim Integrated Products, Inc.	8,257
1,898	Micron Technology, Inc.*	22,169
265	Molex, Inc.	7,775
229	NetApp, Inc.*	8,594
1,109	NVIDIA Corp.	16,069
871	ON Semiconductor Corp.*	7,456
3	Palo Alto Networks, Inc.*	146
42	Paychex, Inc.	1,564
400	PMC-Sierra, Inc.*	2,404
342	Polycom, Inc.*	3,875
158	Rovi Corp.*	4,076
352	SAIC, Inc.	5,104
467	SanDisk Corp.*	27,562
7	ServiceNow, Inc.*	257
7	Silicon Laboratories, Inc.*	301
40	Skyworks Solutions, Inc.*	954
34	Stratasys Ltd.*	2,858
1,304	Symantec Corp.*	29,197
273	Synopsys, Inc.*	9,951
72	Tech Data Corp.*	3,609

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
315	Teradyne, Inc.*	$5,651
44	Total System Services, Inc.	1,034
24	VeriSign, Inc.*	1,129
253	Vishay Intertechnology, Inc.*	3,684
253	Western Digital Corp.	16,020
11	Workday, Inc., Class A*	707
2,441	Xerox Corp.	21,456
84	Zebra Technologies Corp., Class A*	3,835
		537,690
	Materials — 3.3%

75	Albemarle Corp.	5,019
2,046	Alcoa, Inc.	17,391
205	Allegheny Technologies, Inc.	5,652
85	Aptargroup, Inc.	4,821
151	Ashland, Inc.	13,427
198	Bemis Co., Inc.	7,752
122	Cabot Corp.	4,995
79	Carpenter Technology Corp.	3,805
90	CF Industries Holdings, Inc.	17,186
306	Cliffs Natural Resources, Inc.	5,520
222	Commercial Metals Co.	3,423
217	Crown Holdings, Inc.*	9,190
80	Cytec Industries, Inc.	5,718
66	Domtar Corp.	4,783
53	Eastman Chemical Co.	3,801
60	Greif, Inc., Class A	3,126
367	Huntsman Corp.	7,138
839	International Paper Co.	38,720
54	Intrepid Potash, Inc.	1,014
39	Kronos Worldwide, Inc.	659
43	Martin Marietta Materials, Inc.	4,688
332	MeadWestvaco Corp.	11,620
137	Molycorp, Inc.*	900
608	Nucor Corp.	27,062
82	Owens-Illinois, Inc.*	2,251
15	Packaging Corp. of America	735
144	Reliance Steel & Aluminum Co.	9,471
120	Rock-Tenn Co., Class A	11,854
92	Rockwood Holdings, Inc.	6,133
154	RPM International, Inc.	5,102
9	Scotts Miracle-Gro Co. (The), Class A	425
372	Sealed Air Corp.	8,935
193	Sonoco Products Co.	6,759
329	Steel Dynamics, Inc.	5,047
120	Tahoe Resources, Inc.*	1,744
276	United States Steel Corp.	4,882
248	Vulcan Materials Co.	13,288
120	Walter Energy, Inc.	2,047
29	Westlake Chemical Corp.	2,709
12	WR Grace & Co.*	1,014
		289,806
	Telecommunication Services — 0.8%

672	Clearwire Corp., Class A*	3,011
1,915	Frontier Communications Corp.	7,928
151	Level 3 Communications, Inc.*	3,236
329	NII Holdings, Inc.*	2,537
5,753	Sprint Nextel Corp.*	41,997
182	Telephone & Data Systems, Inc.	4,231
26	United States Cellular Corp.*	1,032
458	Windstream Corp.	3,678
		67,650
	Utilities — 5.7%

1,231	AES Corp. (The)	15,018
225	AGL Resources, Inc.	9,524
213	Alliant Energy Corp.	10,492
465	Ameren Corp.	15,829
338	American Water Works Co., Inc.	13,500
237	Aqua America, Inc.	7,368
173	Atmos Energy Corp.	7,304
733	Calpine Corp.*	14,887
820	CenterPoint Energy, Inc.	19,008
502	CMS Energy Corp.	13,529
326	DTE Energy Co.	21,715
625	Edison International	28,713
340	Entergy Corp.	23,419
261	Great Plains Energy, Inc.	5,891
185	Hawaiian Electric Industries, Inc.	4,841
150	Integrys Energy Group, Inc.	8,630
362	MDU Resources Group, Inc.	9,361
139	National Fuel Gas Co.	8,507
594	NiSource, Inc.	17,066
602	Northeast Utilities	25,085
617	NRG Energy, Inc.	15,746
453	NV Energy, Inc.	10,618
189	OGE Energy Corp.	12,827
476	Pepco Holdings, Inc.	9,887
210	Pinnacle West Capital Corp.	11,861
1,113	PPL Corp.	33,056
265	Questar Corp.	6,442
239	SCANA Corp.	12,055
462	Sempra Energy	37,561
414	TECO Energy, Inc.	7,291
216	UGI Corp.	8,249
157	Vectren Corp.	5,391
242	Westar Energy, Inc.	7,676
442	Wisconsin Energy Corp.	18,038
934	Xcel Energy, Inc.	26,824
		503,209
	Total Common Stocks
	(Cost $4,619,204)	5,144,834

Principal Amount
	U.S. Government & Agency Securities (a) — 10.7%
	Federal Home Loan Bank
$352,215	0.00%, due 06/03/13	352,215
	U.S. Treasury Bill
600,000	0.00%, due 08/29/13	599,898
	Total U.S. Government & Agency Securities (Cost $952,113)	952,113

	Repurchase Agreements (a)(b) — 13.6%
1,202,572	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,202,578	1,202,572
	Total Repurchase Agreements (Cost $1,202,572)	1,202,572

	Total Investment Securities
	(Cost $6,773,889) — 82.3%	7,299,519
	Other assets less liabilities — 17.7%	1,574,786
	Net Assets — 100.0%	$8,874,305

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $413,297.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$560,957
Aggregate gross unrealized depreciation	(38,121)
Net unrealized appreciation	$522,836
Federal income tax cost of investments	$6,776,683

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	$1,228,388	$90,744

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	4,237,696	156,392

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	597,590	(2,279)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	2,196,249	1,013,831

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	597,013	254,246

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	125,111	28,186

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Value Index Fund	3,621,389	243,548

		$1,784,668

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 55.0%
	Consumer Discretionary — 13.9%

149	Aaron’s, Inc.	$4,185
190	Advance Auto Parts, Inc.	15,489
67	Allison Transmission Holdings, Inc.	1,595
147	AMC Networks, Inc., Class A*	9,411
392	American Eagle Outfitters, Inc.	7,758
248	Apollo Group, Inc., Class A*	4,957
317	Ascena Retail Group, Inc.*	6,445
48	AutoNation, Inc.*	2,224
93	AutoZone, Inc.*	38,021
100	Bally Technologies, Inc.*	5,695
567	Bed Bath & Beyond, Inc.*	38,698
154	Big Lots, Inc.*	5,244
295	BorgWarner, Inc.*	23,916
182	Brinker International, Inc.	7,136
58	Cablevision Systems Corp., Class A	877
107	CarMax, Inc.*	5,004
125	Carter’s, Inc.	9,009
126	Charter Communications, Inc., Class A*	14,102
303	Chico’s FAS, Inc.	5,472
82	Chipotle Mexican Grill, Inc.*	29,602
6	Choice Hotels International, Inc.	237
296	Cinemark Holdings, Inc.	8,685
64	Clear Channel Outdoor Holdings, Inc., Class A*	548
52	D.R. Horton, Inc.	1,267
332	Darden Restaurants, Inc.	17,198
57	Deckers Outdoor Corp.*	3,060
846	Delphi Automotive plc	41,293
253	Dick’s Sporting Goods, Inc.	13,242
616	Discovery Communications, Inc., Class A*	48,578
411	DISH Network Corp., Class A	15,840
476	Dollar General Corp.*	25,133
598	Dollar Tree, Inc.*	28,728
80	DSW, Inc., Class A	5,919
184	Dunkin’ Brands Group, Inc.	7,286
141	Expedia, Inc.	8,102
249	Family Dollar Stores, Inc.	15,226
81	Foot Locker, Inc.	2,780
133	Fossil, Inc.*	14,125
740	Gap, Inc. (The)	30,007
21	Garmin Ltd.	733
372	Gentex Corp.	8,508
402	Genuine Parts Co.	31,251
178	GNC Holdings, Inc., Class A	8,015
631	Goodyear Tire & Rubber Co. (The)*	9,553
112	Groupon, Inc.*	860
444	H&R Block, Inc.	12,996
252	Hanesbrands, Inc.	12,565
597	Harley-Davidson, Inc.	32,560
269	Hasbro, Inc.	11,965
74	HomeAway, Inc.*	2,263
382	International Game Technology	6,830
64	Interpublic Group of Cos., Inc. (The)	910
62	ITT Educational Services, Inc.*	1,486
63	Jarden Corp.*	2,935
52	John Wiley & Sons, Inc., Class A	2,064
41	Kohl’s Corp.	2,108
622	L Brands, Inc.	31,106
171	Lamar Advertising Co., Class A*	7,991
676	Liberty Global, Inc., Class A*	49,821
195	Liberty Interactive Corp., Class A*	4,378
18	Liberty Media Corp.*	2,247
14	Liberty Ventures*	1,142
760	LKQ Corp.*	18,605
135	Macy’s, Inc.	6,526
9	Madison Square Garden Co. (The), Class A*	527
570	Marriott International, Inc., Class A	23,946
680	Mattel, Inc.	30,430
219	Michael Kors Holdings Ltd.*	13,758
58	Morningstar, Inc.	3,989
143	Netflix, Inc.*	32,354
384	Nordstrom, Inc.	22,587
36	Norwegian Cruise Line Holdings Ltd.*	1,107
12	NVR, Inc.*	11,800
667	Omnicom Group, Inc.	41,441
287	O’Reilly Automotive, Inc.*	31,257
73	Panera Bread Co., Class A*	14,004
14	Penn National Gaming, Inc.*	771
265	PetSmart, Inc.	17,887
167	Polaris Industries, Inc.	15,950
184	PVH Corp.	21,195
159	Ralph Lauren Corp.	27,839
77	Regal Entertainment Group, Class A	1,363
584	Ross Stores, Inc.	37,551
354	Sally Beauty Holdings, Inc.*	10,836
219	Scripps Networks Interactive, Inc., Class A	14,752
9,800	Sirius XM Radio, Inc.	34,104
510	Starwood Hotels & Resorts Worldwide, Inc.	34,833
18	Starz - Liberty Capital*	415
154	Tempur-Pedic International, Inc.*	6,511
182	Tesla Motors, Inc.*	17,792
8	Thor Industries, Inc.	342
274	Tiffany & Co.	21,312
186	Tractor Supply Co.	20,828
223	TripAdvisor, Inc.*	14,381
136	Tupperware Brands Corp.	11,013
162	Ulta Salon Cosmetics & Fragrance, Inc.*	14,703
200	Under Armour, Inc., Class A*	12,400
274	Urban Outfitters, Inc.*	11,489
226	VF Corp.	41,552
716	Virgin Media, Inc.	35,557
8	Visteon Corp.*	508
69	Weight Watchers International, Inc.	3,164
128	Williams-Sonoma, Inc.	6,907
352	Wyndham Worldwide Corp.	20,458
205	Wynn Resorts Ltd.	27,857
		1,502,982
	Consumer Staples — 4.5%

858	Avon Products, Inc.	20,223
337	Brown-Forman Corp., Class B	23,192
354	Campbell Soup Co.	15,155
221	Church & Dwight Co., Inc.	13,439
21	Clorox Co. (The)	1,745
53	Coca-Cola Enterprises, Inc.	1,970
408	Dean Foods Co.*	4,280
546	Dr. Pepper Snapple Group, Inc.	25,105
289	Flowers Foods, Inc.	9,644
71	Fresh Market, Inc. (The)*	3,517
300	Green Mountain Coffee Roasters, Inc.*	21,939
514	H. J. Heinz Co.	37,193
278	Herbalife Ltd.	12,974

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
387	Hershey Co. (The)	$34,486
261	Hillshire Brands Co. (The)	9,041
198	Hormel Foods Corp.	7,884
42	Ingredion, Inc.	2,861
1,360	Kroger Co. (The)	45,791
1,009	Lorillard, Inc.	42,822
342	McCormick & Co., Inc. (Non-Voting)	23,625
526	Mead Johnson Nutrition Co.	42,643
349	Monster Beverage Corp.*	19,052
138	Nu Skin Enterprises, Inc., Class A	8,114
86	Safeway, Inc.	1,979
203	WhiteWave Foods Co., Class A*	3,540
947	Whole Foods Market, Inc.	49,112
		481,326
	Energy — 3.0%

46	Atwood Oceanics, Inc.*	2,415
541	Cabot Oil & Gas Corp.	38,065
488	Cameron International Corp.*	29,705
51	CARBO Ceramics, Inc.	3,361
361	Cheniere Energy, Inc.*	10,595
447	Cobalt International Energy, Inc.*	11,595
268	Concho Resources, Inc.*	22,421
109	Continental Resources, Inc.*	8,843
195	Dresser-Rand Group, Inc.*	11,817
23	Era Group, Inc.*	592
616	FMC Technologies, Inc.*	34,287
112	Golar LNG Ltd.	3,808
57	Helmerich & Payne, Inc.	3,519
182	Kosmos Energy Ltd.*	1,878
49	Laredo Petroleum Holdings, Inc.*	949
204	Noble Energy, Inc.	11,761
279	Oceaneering International, Inc.	20,222
122	Oil States International, Inc.*	12,017
11	PBF Energy, Inc.	321
288	Pioneer Natural Resources Co.	39,940
418	Range Resources Corp.	31,425
138	RPC, Inc.	1,737
23	SEACOR Holdings, Inc.	1,766
138	SM Energy Co.	8,368
311	Southwestern Energy Co.*	11,722
43	Whiting Petroleum Corp.*	1,981
59	World Fuel Services Corp.	2,403
		327,513
	Financials — 4.5%

99	Affiliated Managers Group, Inc.*	16,236
8	Alexander & Baldwin, Inc.*	282
48	Allied World Assurance Co. Holdings AG	4,292
26	American Campus Communities, Inc. (REIT)	1,062
68	Aon plc	4,330
264	Apartment Investment & Management Co., Class A (REIT)	7,989
39	Arch Capital Group Ltd.*	1,997
306	Arthur J. Gallagher & Co.	13,366
65	Boston Properties, Inc. (REIT)	6,928
56	BRE Properties, Inc. (REIT)	2,799
27	Brown & Brown, Inc.	871
164	Camden Property Trust (REIT)	11,357
195	CBOE Holdings, Inc.	7,827
846	CBRE Group, Inc., Class A*	19,610
331	Digital Realty Trust, Inc. (REIT)	20,161
298	Eaton Vance Corp.	12,370
12	Endurance Specialty Holdings Ltd.	604
88	Equity Lifestyle Properties, Inc. (REIT)	6,791
67	Erie Indemnity Co., Class A	5,086
98	Essex Property Trust, Inc. (REIT)	15,400
179	Extra Space Storage, Inc. (REIT)	7,498
129	Federal Realty Investment Trust (REIT)	13,900
197	Federated Investors, Inc., Class B	5,451
53	Hanover Insurance Group, Inc. (The)	2,662
82	HCP, Inc. (REIT)	3,885
71	Home Properties, Inc. (REIT)	4,315
188	IntercontinentalExchange, Inc.*	32,187
15	Kilroy Realty Corp. (REIT)	794
295	Lazard Ltd., Class A	9,995
120	Leucadia National Corp.	3,766
112	LPL Financial Holdings, Inc.	4,153
721	McGraw Hill Financial, Inc.	39,330
100	Mid-America Apartment Communities, Inc. (REIT)	6,797
506	Moody’s Corp.	33,619
313	MSCI, Inc.*	11,030
188	People’s United Financial, Inc.	2,587
416	Plum Creek Timber Co., Inc. (REIT)	19,843
57	Post Properties, Inc. (REIT)	2,725
250	Rayonier, Inc. (REIT)	13,850
32	Realogy Holdings Corp.*	1,652
140	Regency Centers Corp. (REIT)	7,224
354	SEI Investments Co.	10,836
22	Signature Bank/NY*	1,698
20	St. Joe Co. (The)*	408
658	T. Rowe Price Group, Inc.	49,916
239	Tanger Factory Outlet Centers (REIT)	8,241
47	Taubman Centers, Inc. (REIT)	3,787
38	Validus Holdings Ltd.	1,372
223	Waddell & Reed Financial, Inc., Class A	10,267
443	Weyerhaeuser Co. (REIT)	13,210
		486,356
	Health Care — 7.3%

328	Actavis, Inc.*	40,439
896	Agilent Technologies, Inc.	40,723
495	Alexion Pharmaceuticals, Inc.*	48,282
607	AmerisourceBergen Corp.	32,827
469	Ariad Pharmaceuticals, Inc.*	8,601
315	BioMarin Pharmaceutical, Inc.*	19,751
240	Bruker Corp.*	3,967
216	C.R. Bard, Inc.	22,267
528	Catamaran Corp.*	25,988
374	Cerner Corp.*	36,757
80	Charles River Laboratories International, Inc.*	3,465
36	Cooper Cos., Inc. (The)	4,068
9	Covance, Inc.*	671
242	DaVita HealthCare Partners, Inc.*	30,025
163	DENTSPLY International, Inc.	6,807
295	Edwards Lifesciences Corp.*	19,606
180	Endo Health Solutions, Inc.*	6,534
276	HCA Holdings, Inc.	10,781
132	Henry Schein, Inc.*	12,710
142	IDEXX Laboratories, Inc.*	11,707
318	Illumina, Inc.*	22,362
248	Incyte Corp.*	5,498

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
250	Laboratory Corp. of America Holdings*	$24,873
43	Life Technologies Corp.*	3,186
187	Medivation, Inc.*	9,081
81	Mettler-Toledo International, Inc.*	17,679
902	Mylan, Inc.*	27,493
208	Myriad Genetics, Inc.*	6,677
185	Onyx Pharmaceuticals, Inc.*	17,658
223	Patterson Cos., Inc.	8,715
241	Perrigo Co.	27,934
48	Quest Diagnostics, Inc.	2,968
199	Regeneron Pharmaceuticals, Inc.*	48,132
368	ResMed, Inc.	17,664
158	Salix Pharmaceuticals Ltd.*	9,586
27	Sirona Dental Systems, Inc.*	1,915
562	St. Jude Medical, Inc.	24,295
95	Techne Corp.	6,318
16	Tenet Healthcare Corp.*	758
151	Thoratec Corp.*	4,707
123	United Therapeutics Corp.*	8,176
13	Universal Health Services, Inc., Class B	899
287	Varian Medical Systems, Inc.*	19,232
544	Vertex Pharmaceuticals, Inc.*	43,689
432	Warner Chilcott plc, Class A	8,294
229	Waters Corp.*	22,147
43	Zimmer Holdings, Inc.	3,376
178	Zoetis, Inc.	5,696
		784,984
	Industrials — 8.4%

622	AMETEK, Inc.	26,839
55	Armstrong World Industries, Inc.*	2,858
252	B/E Aerospace, Inc.*	15,987
289	Babcock & Wilcox Co. (The)	8,578
419	C.H. Robinson Worldwide, Inc.	23,753
14	Carlisle Cos., Inc.	916
154	Chicago Bridge & Iron Co. N.V.	9,748
121	Cintas Corp.	5,524
138	Clean Harbors, Inc.*	7,894
26	Colfax Corp.*	1,297
79	Con-way, Inc.	3,004
69	Copa Holdings S.A., Class A	9,061
263	Copart, Inc.*	9,045
20	Covanta Holding Corp.	409
1,400	Delta Air Lines, Inc.*	25,214
384	Donaldson Co., Inc.	14,404
71	Dun & Bradstreet Corp. (The)	6,968
219	Eaton Corp. plc	14,467
279	Equifax, Inc.	16,991
495	Expeditors International of Washington, Inc.	19,320
763	Fastenal Co.	39,813
115	Flowserve Corp.	19,335
326	Fluor Corp.	20,607
68	Fortune Brands Home & Security, Inc.	2,875
8	General Cable Corp.*	283
156	Graco, Inc.	10,054
363	Hertz Global Holdings, Inc.*	9,376
126	Hubbell, Inc., Class B	12,654
42	IDEX Corp.	2,312
130	IHS, Inc., Class A*	13,667
632	Ingersoll-Rand plc	36,359
400	Iron Mountain, Inc.	14,336
56	ITT Corp.	1,688
232	J.B. Hunt Transport Services, Inc.	17,089
273	Joy Global, Inc.	14,764
221	Kansas City Southern	24,465
107	Kirby Corp.*	8,355
121	Landstar System, Inc.	6,388
131	Lennox International, Inc.	8,383
216	Lincoln Electric Holdings, Inc.	12,917
260	Manitowoc Co., Inc. (The)	5,463
921	Masco Corp.	19,359
8	Matson, Inc.	201
36	MRC Global, Inc.*	1,022
117	MSC Industrial Direct Co., Inc., Class A	9,672
78	Nielsen Holdings N.V.	2,645
154	Nordson Corp.	10,968
208	PACCAR, Inc.	11,149
299	Pall Corp.	20,392
175	Parker Hannifin Corp.	17,458
270	Pitney Bowes, Inc.	3,964
120	Polypore International, Inc.*	4,514
369	Robert Half International, Inc.	12,826
368	Rockwell Automation, Inc.	32,391
352	Rockwell Collins, Inc.	22,792
165	Rollins, Inc.	4,168
251	Roper Industries, Inc.	31,179
30	Snap-on, Inc.	2,733
364	Southwest Airlines Co.	5,158
69	Spirit Aerosystems Holdings, Inc., Class A*	1,491
37	SPX Corp.	2,920
219	Stericycle, Inc.*	24,037
45	Textron, Inc.	1,213
20	Timken Co.	1,135
154	Toro Co. (The)	7,340
132	TransDigm Group, Inc.	19,285
44	Triumph Group, Inc.	3,417
856	United Continental Holdings, Inc.*	27,786
242	United Rentals, Inc.*	13,755
60	Valmont Industries, Inc.	9,140
327	Verisk Analytics, Inc., Class A*	19,234
151	W.W. Grainger, Inc.	38,873
154	WABCO Holdings, Inc.*	11,615
19	Waste Connections, Inc.	765
124	Westinghouse Air Brake Technologies Corp.	13,641
52	Xylem, Inc.	1,463
		913,161
	Information Technology — 8.7%

1,620	Advanced Micro Devices, Inc.*	6,480
427	Akamai Technologies, Inc.*	19,693
130	Alliance Data Systems Corp.*	23,022
832	Altera Corp.	27,614
418	Amphenol Corp., Class A	32,562
65	Analog Devices, Inc.	2,985
240	ANSYS, Inc.*	17,880
45	AOL, Inc.*	1,560
97	Atmel Corp.*	763
596	Autodesk, Inc.*	22,487
592	Avago Technologies Ltd.	22,324
368	BMC Software, Inc.*	16,669
322	Broadridge Financial Solutions, Inc.	8,739
52	CA, Inc.	1,420
708	Cadence Design Systems, Inc.*	10,712
480	Citrix Systems, Inc.*	30,888
30	Compuware Corp.*	337

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
117	Concur Technologies, Inc.*	$9,445
217	Cypress Semiconductor Corp.*	2,439
13	Diebold, Inc.	419
72	Dolby Laboratories, Inc., Class A	2,520
14	DST Systems, Inc.	955
27	EchoStar Corp., Class A*	1,072
124	Equinix, Inc.*	25,127
205	F5 Networks, Inc.*	17,058
116	FactSet Research Systems, Inc.	11,390
291	Fiserv, Inc.*	25,364
126	FleetCor Technologies, Inc.*	10,972
302	FLIR Systems, Inc.	7,357
337	Fortinet, Inc.*	6,491
122	Freescale Semiconductor Ltd.*	1,942
174	Fusion-io, Inc.*	2,518
240	Gartner, Inc.*	13,586
262	Genpact Ltd.	5,070
203	Global Payments, Inc.	9,736
87	Harris Corp.	4,361
31	IAC/InterActiveCorp	1,503
279	Informatica Corp.*	10,144
757	Intuit, Inc.	44,239
82	IPG Photonics Corp.	4,863
87	Jabil Circuit, Inc.	1,745
225	Jack Henry & Associates, Inc.	10,559
132	Lam Research Corp.*	6,175
218	Lender Processing Services, Inc.	7,214
594	Linear Technology Corp.	22,275
168	LinkedIn Corp., Class A*	28,145
1,467	LSI Corp.*	10,856
377	Maxim Integrated Products, Inc.	11,118
499	Microchip Technology, Inc.	18,204
207	MICROS Systems, Inc.*	8,735
241	National Instruments Corp.	6,844
409	NCR Corp.*	13,661
628	NetApp, Inc.*	23,569
85	NetSuite, Inc.*	7,446
172	NeuStar, Inc., Class A*	8,335
623	Nuance Communications, Inc.*	11,837
14	Palo Alto Networks, Inc.*	679
263	Pandora Media, Inc.*	4,476
779	Paychex, Inc.	29,002
281	Rackspace Hosting, Inc.*	10,546
497	Red Hat, Inc.*	23,970
419	Riverbed Technology, Inc.*	6,478
55	Rovi Corp.*	1,419
259	SAIC, Inc.	3,755
31	ServiceNow, Inc.*	1,140
101	Silicon Laboratories, Inc.*	4,339
436	Skyworks Solutions, Inc.*	10,403
159	SolarWinds, Inc.*	6,702
179	Solera Holdings, Inc.	9,804
43	Splunk, Inc.*	2,011
35	Stratasys Ltd.*	2,942
106	Symantec Corp.*	2,373
29	Synopsys, Inc.*	1,057
435	Teradata Corp.*	24,251
58	Teradyne, Inc.*	1,041
425	TIBCO Software, Inc.*	9,065
358	Total System Services, Inc.	8,417
645	Trimble Navigation Ltd.*	17,995
93	Vantiv, Inc., Class A*	2,475
278	VeriFone Systems, Inc.*	6,486
375	VeriSign, Inc.*	17,640
232	Western Digital Corp.	14,690
1,475	Western Union Co. (The)	24,160
50	Workday, Inc., Class A*	3,212
680	Xilinx, Inc.	27,642
21	Zebra Technologies Corp., Class A*	959
360	Zynga, Inc., Class A*	1,224
		941,777
	Materials — 3.4%

177	Airgas, Inc.	18,212
130	Albemarle Corp.	8,700
268	Allied Nevada Gold Corp.*	2,069
58	Aptargroup, Inc.	3,290
384	Ball Corp.	16,573
9	Carpenter Technology Corp.	433
403	Celanese Corp.	19,888
35	CF Industries Holdings, Inc.	6,684
85	Compass Minerals International, Inc.	7,417
92	Crown Holdings, Inc.*	3,896
323	Eastman Chemical Co.	23,166
354	FMC Corp.	22,199
209	International Flavors & Fragrances, Inc.	16,781
66	Intrepid Potash, Inc.	1,239
60	Martin Marietta Materials, Inc.	6,542
62	Molycorp, Inc.*	407
23	NewMarket Corp.	6,307
315	Owens-Illinois, Inc.*	8,647
232	Packaging Corp. of America	11,368
365	PPG Industries, Inc.	56,068
21	Rock-Tenn Co., Class A	2,074
53	Rockwood Holdings, Inc.	3,533
165	Royal Gold, Inc.	9,035
132	RPM International, Inc.	4,373
96	Scotts Miracle-Gro Co. (The), Class A	4,538
224	Sherwin-Williams Co. (The)	42,231
312	Sigma-Aldrich Corp.	26,102
116	Silgan Holdings, Inc.	5,425
122	Steel Dynamics, Inc.	1,871
47	Tahoe Resources, Inc.*	683
240	Valspar Corp. (The)	17,201
12	Westlake Chemical Corp.	1,121
176	WR Grace & Co.*	14,874
		372,947
	Telecommunication Services — 0.9%

755	Crown Castle International Corp.*	53,794
215	Level 3 Communications, Inc.*	4,607
313	SBA Communications Corp., Class A*	23,559
388	tw telecom, inc.*	11,070
901	Windstream Corp.	7,235
		100,265
	Utilities — 0.4%

41	Aqua America, Inc.	1,275
132	ITC Holdings Corp.	11,427
536	ONEOK, Inc.	24,195
103	Questar Corp.	2,504
		39,401
	Total Common Stocks (Cost $5,386,095)	5,950,712

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 15.3%
	Federal Home Loan Bank
$654,513	0.00%, due 06/03/13	$654,513
	U.S. Treasury Bill
1,000,000	0.00%, due 08/29/13	999,829
	Total U.S. Government & Agency Securities (Cost $1,654,342)	1,654,342

	Repurchase Agreements (a)(b) — 18.2%
1,962,470	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,962,480	1,962,470
	Total Repurchase Agreements (Cost $1,962,470)	1,962,470

	Total Investment Securities (Cost $9,002,907) — 88.5%	9,567,524
	Other assets less liabilities — 11.5%	1,241,225
	Net Assets — 100.0%	$10,808,749

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $677,534.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$801,982
Aggregate gross unrealized depreciation	(243,860)
Net unrealized appreciation	$558,122
Federal income tax cost of investments	$9,009,402

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	$34,943	$2,641

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	3,832,732	41,782

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	842,583	(7,250)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	4,465,580	786,069

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	2,061,775	270,629

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	429,944	63,171

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell Midcap Growth Index Fund	3,998,894	305,710

		$1,462,752

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) — 63.7%
	Consumer Discretionary — 8.3%

214	1-800-Flowers.com, Inc., Class A*	$1,303
581	American Axle & Manufacturing Holdings, Inc.*	10,336
257	American Greetings Corp., Class A	4,729
37	Ameristar Casinos, Inc.	969
28	Asbury Automotive Group, Inc.*	1,154
124	Ascent Capital Group, Inc., Class A*	8,991
227	Barnes & Noble, Inc.*	5,107
98	Bassett Furniture Industries, Inc.	1,348
35	Beasley Broadcasting Group, Inc., Class A	256
215	Beazer Homes USA, Inc.*	4,450
272	bebe stores, inc.	1,485
517	Belo Corp., Class A	5,801
145	Big 5 Sporting Goods Corp.	2,901
9	Biglari Holdings, Inc.*	3,623
183	Black Diamond, Inc.*	1,642
43	Bloomin’ Brands, Inc.*	1,000
220	Bob Evans Farms, Inc.	10,155
110	Bon-Ton Stores, Inc. (The)	2,342
449	Boyd Gaming Corp.*	5,850
39	Bright Horizons Family Solutions, Inc.*	1,406
374	Brown Shoe Co., Inc.	7,779
38	Cabela’s, Inc.*	2,548
34	Caesars Entertainment Corp.*	493
567	Callaway Golf Co.	3,884
451	Career Education Corp.*	1,344
105	Carmike Cinemas, Inc.*	1,861
138	Carriage Services, Inc.	2,612
40	Carrols Restaurant Group, Inc.*	228
6	Cavco Industries, Inc.*	287
439	Central European Media Enterprises Ltd., Class A*	1,466
7	Cherokee, Inc.	95
132	Children’s Place Retail Stores, Inc. (The)*	7,040
76	Churchill Downs, Inc.	6,379
16	Chuy’s Holdings, Inc.*	558
121	Citi Trends, Inc.*	1,602
107	Columbia Sportswear Co.	6,444
133	Conn’s, Inc.*	6,548
73	Cooper Tire & Rubber Co.	1,886
83	Core-Mark Holding Co., Inc.	4,913
683	Corinthian Colleges, Inc.*	1,776
228	Crown Media Holdings, Inc., Class A*	467
85	CSS Industries, Inc.	2,350
76	Culp, Inc.	1,311
539	Cumulus Media, Inc., Class A*	2,000
8	Daily Journal Corp.*	902
1,155	Dana Holding Corp.	21,853
13	Del Frisco’s Restaurant Group, Inc.*	242
62	Delta Apparel, Inc.*	910
180	Denny’s Corp.*	1,085
65	Destination Maternity Corp.	1,619
366	Destination XL Group, Inc.*	1,815
240	Digital Generation, Inc.*	1,678
89	Drew Industries, Inc.	3,364
260	E.W. Scripps Co. (The), Class A*	3,549
232	Education Management Corp.*	1,499
6	Einstein Noah Restaurant Group, Inc.	84
213	Entercom Communications Corp., Class A*	1,977
442	Entravision Communications Corp., Class A	2,046
29	Ethan Allen Interiors, Inc.	910
683	Exide Technologies*	309
161	Federal-Mogul Corp.*	1,570
14	Fiesta Restaurant Group, Inc.*	498
986	Fifth & Pacific Cos., Inc.*	21,189
261	Finish Line, Inc. (The), Class A	5,497
77	Fisher Communications, Inc.	3,165
47	Five Below, Inc.*	1,797
39	Flexsteel Industries, Inc.	886
321	Fred’s, Inc., Class A	5,091
27	Frisch’s Restaurants, Inc.	452
101	Fuel Systems Solutions, Inc.*	1,575
127	G-III Apparel Group Ltd.*	5,348
140	Global Sources Ltd.*	953
200	Group 1 Automotive, Inc.	12,710
388	Harte-Hanks, Inc.	3,469
167	Haverty Furniture Cos., Inc.	4,112
276	Helen of Troy Ltd.*	10,949
111	hhgregg, Inc.*	1,730
94	Hooker Furniture Corp.	1,645
918	Hovnanian Enterprises, Inc., Class A*	5,637
497	Iconix Brand Group, Inc.*	14,955
242	International Speedway Corp., Class A	8,388
183	Isle of Capri Casinos, Inc.*	1,413
74	Jack in the Box, Inc.*	2,700
192	JAKKS Pacific, Inc.	1,939
49	Johnson Outdoors, Inc., Class A*	1,213
716	Jones Group, Inc. (The)	10,432
17	JoS. A. Bank Clothiers, Inc.*	764
352	Journal Communications, Inc., Class A*	2,330
720	KB Home	15,955
118	Kirkland’s, Inc.*	1,765
518	Krispy Kreme Doughnuts, Inc.*	8,972
318	La-Z-Boy, Inc.	5,873
28	Life Time Fitness, Inc.*	1,396
13	LifeLock, Inc.*	134
84	Lifetime Brands, Inc.	1,131
266	LIN TV Corp., Class A*	3,227
209	Lincoln Educational Services Corp.	1,440
189	Lithia Motors, Inc., Class A	9,845
1,221	Live Nation Entertainment, Inc.*	16,618
5	Loral Space & Communications, Inc.	301
174	Luby’s, Inc.*	1,476
211	M/I Homes, Inc.*	5,243
89	Mac-Gray Corp.	1,250
59	Maidenform Brands, Inc.*	1,073
159	Marcus Corp.	2,043
38	Marine Products Corp.	280
178	MarineMax, Inc.*	2,045
232	Marriott Vacations Worldwide Corp.*	10,266
242	Martha Stewart Living Omnimedia, Class A*	581
129	Matthews International Corp., Class A	4,947
505	McClatchy Co. (The), Class A*	1,262
333	MDC Holdings, Inc.	12,358
139	MDC Partners, Inc., Class A	2,451
351	Men’s Wearhouse, Inc. (The)	12,706
316	Meredith Corp.	12,950
202	Meritage Homes Corp.*	9,567
407	Modine Manufacturing Co.*	4,172
77	Monarch Casino & Resort, Inc.*	1,187
106	Morgans Hotel Group Co.*	711
142	Movado Group, Inc.	5,126

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
48	NACCO Industries, Inc., Class A	$2,689
45	National American University Holdings, Inc.	170
325	National CineMedia, Inc.	5,398
91	New York & Co., Inc.*	505
1,188	New York Times Co. (The), Class A*	12,557
75	Nexstar Broadcasting Group, Inc., Class A	2,100
2,475	Office Depot, Inc.*	10,915
755	OfficeMax, Inc.	9,838
17	Orchard Supply Hardware Stores Corp., Class A*	40
844	Orient-Express Hotels Ltd., Class A*	9,993
275	Penske Automotive Group, Inc.	8,830
461	Pep Boys-Manny Moe & Jack (The)*	5,689
44	Perfumania Holdings, Inc.*	259
103	Perry Ellis International, Inc.	2,174
479	Pinnacle Entertainment, Inc.*	9,427
1,138	Quiksilver, Inc.*	8,956
7	R.G. Barry Corp.	100
867	RadioShack Corp.*	3,208
146	Reading International, Inc., Class A*	888
120	Red Lion Hotels Corp.*	746
71	Red Robin Gourmet Burgers, Inc.*	3,728
502	Regis Corp.	9,242
518	Rent-A-Center, Inc.	18,948
33	Rentrak Corp.*	764
37	Restoration Hardware Holdings, Inc.*	2,067
556	Ruby Tuesday, Inc.*	5,143
170	Ryland Group, Inc. (The)	7,698
41	Saga Communications, Inc., Class A	1,888
904	Saks, Inc.*	13,406
88	Salem Communications Corp., Class A	656
226	Scholastic Corp.	6,834
395	Scientific Games Corp., Class A*	4,302
51	Shiloh Industries, Inc.	507
125	Shoe Carnival, Inc.	3,035
248	Shutterfly, Inc.*	12,088
502	Sinclair Broadcast Group, Inc., Class A	13,569
330	Skechers U.S.A., Inc., Class A*	7,425
350	Sonic Automotive, Inc., Class A	7,970
96	Sonic Corp.*	1,260
383	Sotheby’s	14,267
295	Spartan Motors, Inc.	1,785
102	Speedway Motorsports, Inc.	1,853
285	Stage Stores, Inc.	6,558
173	Standard Motor Products, Inc.	5,847
1,008	Standard Pacific Corp.*	8,921
238	Stein Mart, Inc.	3,077
60	Steinway Musical Instruments, Inc.*	1,673
652	Stewart Enterprises, Inc., Class A	8,476
244	Stoneridge, Inc.*	2,735
200	Superior Industries International, Inc.	3,642
90	Systemax, Inc.	869
123	TRI Pointe Homes, Inc.*	2,071
365	Tuesday Morning Corp.*	3,252
123	Unifi, Inc.*	2,310
130	Universal Electronics, Inc.*	3,471
63	Universal Technical Institute, Inc.	742
204	Vail Resorts, Inc.	13,066
134	Valassis Communications, Inc.	3,483
1	Value Line, Inc.	9
159	VOXX International Corp.*	1,768
132	West Marine, Inc.*	1,529
789	Wet Seal, Inc. (The), Class A*	3,913
54	Weyco Group, Inc.	1,299
183	Winnebago Industries, Inc.*	3,799
480	WMS Industries, Inc.*	12,168
20	World Wrestling Entertainment, Inc., Class A	195
		803,109
	Consumer Staples — 1.7%

17	Alico, Inc.	785
762	Alliance One International, Inc.*	2,774
162	Andersons, Inc. (The)	8,252
13	Annie’s, Inc.*	506
3	Arden Group, Inc., Class A	320
514	Boulder Brands, Inc.*	5,392
18	Cal-Maine Foods, Inc.	805
286	Central Garden and Pet Co., Class A*	2,171
401	Chiquita Brands International, Inc.*	4,050
53	Craft Brew Alliance, Inc.*	402
714	Darling International, Inc.*	14,002
193	Diamond Foods, Inc.*	2,993
313	Dole Food Co., Inc.*	2,964
32	Elizabeth Arden, Inc.*	1,507
55	Farmer Bros Co.*	773
332	Fresh Del Monte Produce, Inc.	8,888
24	Griffin Land & Nurseries, Inc.	715
359	Harbinger Group, Inc.*	3,095
330	Harris Teeter Supermarkets, Inc.	15,510
110	Ingles Markets, Inc., Class A	2,422
40	Inter Parfums, Inc.	1,199
69	John B. Sanfilippo & Son, Inc.	1,336
107	Nash Finch Co.	2,325
37	Natural Grocers by Vitamin Cottage, Inc.*	1,049
39	Nature’s Sunshine Products, Inc.	600
76	Nutraceutical International Corp.	1,502
44	Oil-Dri Corp. of America	1,198
171	Omega Protein Corp.*	1,867
26	Orchids Paper Products Co.	650
187	Pantry, Inc. (The)*	2,339
102	Pilgrim’s Pride Corp.*	1,220
68	Post Holdings, Inc.*	2,869
149	Prestige Brands Holdings, Inc.*	4,379
99	Revlon, Inc., Class A*	1,970
5,260	Rite Aid Corp.*	15,464
3	Seaboard Corp.	8,266
73	Seneca Foods Corp., Class A*	2,332
43	Snyder’s-Lance, Inc.	1,115
189	Spartan Stores, Inc.	3,359
33	Spectrum Brands Holdings, Inc.	1,990
450	SUPERVALU, Inc.*	2,907
56	Susser Holdings Corp.*	2,651
13	Tootsie Roll Industries, Inc.	408
102	TreeHouse Foods, Inc.*	6,679
203	Universal Corp.	11,902
120	Vector Group Ltd.	1,926
73	Village Super Market, Inc., Class A	2,730
96	Weis Markets, Inc.	3,927
		168,485
	Energy — 4.2%

18	Adams Resources & Energy, Inc.	1,128
17	Alon USA Energy, Inc.	311
264	Amyris, Inc.*	789
1,851	Arch Coal, Inc.	9,551
269	Basic Energy Services, Inc.*	3,591

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
420	Bill Barrett Corp.*	$9,479
75	Bolt Technology Corp.	1,222
73	Bonanza Creek Energy, Inc.*	2,712
638	BPZ Resources, Inc.*	1,231
312	Bristow Group, Inc.	19,609
269	C&J Energy Services, Inc.*	5,003
838	Cal Dive International, Inc.*	1,735
344	Callon Petroleum Co.*	1,280
48	Carrizo Oil & Gas, Inc.*	1,232
47	Clayton Williams Energy, Inc.*	2,051
532	Cloud Peak Energy, Inc.*	10,214
420	Comstock Resources, Inc.	6,775
9	Contango Oil & Gas Co.	315
185	Crimson Exploration, Inc.*	533
30	Crosstex Energy, Inc.	571
46	CVR Energy, Inc.	2,889
69	Dawson Geophysical Co.*	2,478
148	Delek U.S. Holdings, Inc.	5,332
76	Diamondback Energy, Inc.*	2,567
217	Emerald Oil, Inc.*	1,326
28	Endeavour International Corp.*	91
187	Energy XXI Bermuda Ltd.	4,774
242	EPL Oil & Gas, Inc.*	7,369
565	Exterran Holdings, Inc.*	16,340
129	Forbes Energy Services Ltd.*	435
1,027	Forest Oil Corp.*	4,673
449	Frontline Ltd.*	835
123	GasLog Ltd.	1,647
514	Gastar Exploration Ltd.*	1,275
23	Gevo, Inc.*	41
217	Green Plains Renewable Energy, Inc.*	3,444
125	Gulf Island Fabrication, Inc.	2,579
183	GulfMark Offshore, Inc., Class A	8,392
441	Gulfport Energy Corp.*	21,031
121	Halcon Resources Corp.*	639
57	Hallador Energy Co.	450
325	Harvest Natural Resources, Inc.*	943
921	Helix Energy Solutions Group, Inc.*	21,975
1,382	Hercules Offshore, Inc.*	9,550
308	Hornbeck Offshore Services, Inc.*	16,022
1,317	Key Energy Services, Inc.*	8,534
213	Knightsbridge Tankers Ltd.	1,500
834	Magnum Hunter Resources Corp.*	2,861
21	Matador Resources Co.*	210
181	Matrix Service Co.*	2,985
885	McMoRan Exploration Co.*	14,718
114	Midstates Petroleum Co., Inc.*	779
270	Miller Energy Resources, Inc.*	1,088
41	Mitcham Industries, Inc.*	640
107	Natural Gas Services Group, Inc.*	2,405
784	Newpark Resources, Inc.*	8,742
545	Nordic American Tankers Ltd.	4,567
1,144	Nuverra Environmental Solutions, Inc.*	4,347
1,026	Parker Drilling Co.*	4,576
261	PDC Energy, Inc.*	13,361
480	Penn Virginia Corp.*	2,237
493	PetroQuest Energy, Inc.*	2,258
105	PHI, Inc. (Non-Voting)*	3,677
428	Pioneer Energy Services Corp.*	2,987
1,024	Quicksilver Resources, Inc.*	2,273
48	Renewable Energy Group, Inc.*	649
657	Rentech, Inc.	1,445
523	Resolute Energy Corp.*	4,404
44	REX American Resources Corp.*	1,228
376	Rex Energy Corp.*	6,245
1,251	Scorpio Tankers, Inc.*	11,872
364	SemGroup Corp., Class A	19,044
424	Ship Finance International Ltd.	7,200
431	Stone Energy Corp.*	9,702
374	Swift Energy Co.*	5,071
324	Synergy Resources Corp.*	2,193
549	Teekay Tankers Ltd., Class A	1,543
265	Tesco Corp.*	3,381
676	TETRA Technologies, Inc.*	7,037
386	Triangle Petroleum Corp.*	2,084
392	Uranium Energy Corp.*	839
1,670	Vantage Drilling Co.*	3,206
282	W&T Offshore, Inc.	4,157
503	Warren Resources, Inc.*	1,474
192	Western Refining, Inc.	6,407
95	Westmoreland Coal Co.*	1,140
260	Willbros Group, Inc.*	1,750
117	ZaZa Energy Corp.*	164
		403,409
	Financials — 23.7%

129	1st Source Corp.	3,123
260	1st United Bancorp, Inc./FL	1,664
64	Access National Corp.	828
235	AG Mortgage Investment Trust, Inc. (REIT)	5,379
115	Agree Realty Corp. (REIT)	3,833
288	American Assets Trust, Inc. (REIT)	9,274
514	American Capital Mortgage Investment Corp. (REIT)	10,830
553	American Equity Investment Life Holding Co.	8,959
68	American National Bankshares, Inc.	1,475
67	American Safety Insurance Holdings Ltd.*	1,605
208	Ameris Bancorp*	3,436
158	AMERISAFE, Inc.	5,361
72	Ames National Corp.	1,478
29	AmREIT, Inc. (REIT)	577
198	AmTrust Financial Services, Inc.	6,540
1,257	Anworth Mortgage Asset Corp. (REIT)	7,077
273	Apollo Commercial Real Estate Finance, Inc. (REIT)	4,551
1,960	Apollo Investment Corp.	16,248
244	Apollo Residential Mortgage, Inc. (REIT)	4,651
67	Ares Commercial Real Estate Corp. (REIT)	1,086
249	Argo Group International Holdings Ltd.	9,843
125	Arlington Asset Investment Corp., Class A	3,408
3,262	ARMOUR Residential REIT, Inc. (REIT)	16,832
85	Arrow Financial Corp.	2,094
465	Ashford Hospitality Trust, Inc. (REIT)	6,143
138	Asset Acceptance Capital Corp.*	937
243	Associated Estates Realty Corp. (REIT)	3,993
86	Asta Funding, Inc.	790
760	Astoria Financial Corp.	7,494
86	AV Homes, Inc.*	1,139
80	Baldwin & Lyons, Inc., Class B	1,895
56	Bancfirst Corp.	2,400

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
246	Banco Latinoamericano de Comercio Exterior S.A., Class E	$5,641
283	Bancorp, Inc. (The)/DE*	4,067
824	BancorpSouth, Inc.	14,140
404	Bank Mutual Corp.	2,303
51	Bank of Kentucky Financial Corp.	1,323
47	Bank of Marin Bancorp	1,831
69	Bank of the Ozarks, Inc.	3,012
184	BankFinancial Corp.	1,468
168	Banner Corp.	5,389
34	Bar Harbor Bankshares	1,222
680	BBCN Bancorp, Inc.	8,765
250	Beneficial Mutual Bancorp, Inc.*	2,138
37	Berkshire Bancorp, Inc./NY	300
215	Berkshire Hills Bancorp, Inc.	5,768
641	BlackRock Kelso Capital Corp.	6,384
97	BofI Holding, Inc.*	4,542
682	Boston Private Financial Holdings, Inc.	6,718
75	Bridge Bancorp, Inc.	1,606
58	Bridge Capital Holdings*	881
611	Brookline Bancorp, Inc.	5,181
100	Bryn Mawr Bank Corp.	2,268
72	BSB Bancorp, Inc./MA*	982
28	C&F Financial Corp.	1,344
168	Calamos Asset Management, Inc., Class A	1,767
20	California First National Bancorp	329
67	Camden National Corp.	2,519
562	Campus Crest Communities, Inc. (REIT)	7,109
98	Cape Bancorp, Inc.	918
84	Capital Bank Financial Corp., Class A*	1,504
102	Capital City Bank Group, Inc.*	1,162
26	Capital Southwest Corp.	3,585
775	CapLease, Inc. (REIT)	6,681
860	Capstead Mortgage Corp. (REIT)	10,561
255	Cardinal Financial Corp.	3,861
49	Cascade Bancorp*	282
150	Cash America International, Inc.	7,157
686	Cathay General Bancorp	13,919
523	Cedar Realty Trust, Inc. (REIT)	3,007
104	Center Bancorp, Inc.	1,350
262	CenterState Banks, Inc.	2,248
189	Central Pacific Financial Corp.*	3,466
30	Century Bancorp, Inc./MA, Class A	1,065
71	Charter Financial Corp./MD	710
152	Chatham Lodging Trust (REIT)	2,820
240	Chemical Financial Corp.	6,262
424	Chesapeake Lodging Trust (REIT)	9,561
56	CIFC Corp.*	431
107	Citizens & Northern Corp.	2,087
339	Citizens, Inc./TX*	2,061
136	City Holding Co.	5,388
66	Clifton Savings Bancorp, Inc.	783
108	CNB Financial Corp./PA	1,788
1,754	CNO Financial Group, Inc.	21,644
304	CoBiz Financial, Inc.	2,630
767	Colonial Properties Trust (REIT)	16,958
563	Colony Financial, Inc. (REIT)	12,470
444	Columbia Banking System, Inc.	9,697
344	Community Bank System, Inc.	10,100
122	Community Trust Bancorp, Inc.	4,292
15	ConnectOne Bancorp, Inc.*	435
37	Consolidated-Tomoka Land Co.	1,351
90	Coresite Realty Corp. (REIT)	2,891
910	Cousins Properties, Inc. (REIT)	9,391
763	Cowen Group, Inc., Class A*	2,358
229	Crawford & Co., Class B	1,557
31	Crescent Financial Bancshares, Inc.*	130
1,165	CubeSmart (REIT)	18,232
769	CVB Financial Corp.	8,820
135	CyrusOne, Inc. (REIT)	2,927
1,526	CYS Investments, Inc. (REIT)	15,687
2,379	DCT Industrial Trust, Inc. (REIT)	17,557
76	DFC Global Corp.*	1,132
1,639	DiamondRock Hospitality Co. (REIT)	15,587
274	Dime Community Bancshares, Inc.	3,948
64	Donegal Group, Inc., Class A	947
1,120	Doral Financial Corp.*	1,131
283	DuPont Fabros Technology, Inc. (REIT)	6,857
474	Dynex Capital, Inc. (REIT)	4,821
178	Eagle Bancorp, Inc.*	4,007
58	Eastern Insurance Holdings, Inc.	1,069
16	EastGroup Properties, Inc. (REIT)	940
986	Education Realty Trust, Inc. (REIT)	10,314
39	EMC Insurance Group, Inc.	1,081
221	Employers Holdings, Inc.	5,468
37	Encore Capital Group, Inc.*	1,320
74	Enstar Group Ltd.*	9,344
52	Enterprise Bancorp, Inc./MA	861
156	Enterprise Financial Services Corp.	2,382
408	EPR Properties (REIT)	21,387
478	Equity One, Inc. (REIT)	11,152
109	ESB Financial Corp.	1,368
81	ESSA Bancorp, Inc.	886
195	EverBank Financial Corp.	3,062
227	Evercore Partners, Inc., Class A	9,016
409	Excel Trust, Inc. (REIT)	5,464
130	EZCORP, Inc., Class A*	2,487
164	Farmers National Banc Corp.	1,032
84	FBL Financial Group, Inc., Class A	3,452
76	FBR & Co.*	1,839
87	Federal Agricultural Mortgage Corp., Class C	2,616
438	FelCor Lodging Trust, Inc. (REIT)*	2,698
85	Fidelity Southern Corp.*	1,091
119	Fidus Investment Corp.	2,263
1,044	Fifth Street Finance Corp.	10,962
120	Financial Institutions, Inc.	2,341
841	First American Financial Corp.	20,083
83	First Bancorp, Inc./ME	1,323
613	First BanCorp./Puerto Rico*	3,745
153	First Bancorp/NC	2,180
649	First Busey Corp.	2,843
196	First California Financial Group, Inc.*	1,666
869	First Commonwealth Financial Corp.	6,265
154	First Community Bancshares, Inc./VA	2,345
148	First Connecticut Bancorp, Inc./CT	2,108
85	First Defiance Financial Corp.	1,867
20	First Federal Bancshares of Arkansas, Inc.*	195
510	First Financial Bancorp	7,859
274	First Financial Bankshares, Inc.	15,070
97	First Financial Corp./IN	2,983
144	First Financial Holdings, Inc.	3,034
140	First Financial Northwest, Inc.	1,392
937	First Industrial Realty Trust, Inc. (REIT)	15,826
142	First Interstate BancSystem, Inc.	2,810

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
507	First Marblehead Corp. (The)*	$598
250	First Merchants Corp.	4,140
653	First Midwest Bancorp, Inc./IL	8,593
67	First of Long Island Corp. (The)	2,106
92	First Pactrust Bancorp, Inc.	1,212
504	First Potomac Realty Trust (REIT)	6,895
1,434	FirstMerit Corp.	27,060
270	Flushing Financial Corp.	4,220
1,217	FNB Corp./PA	13,996
22	FNB United Corp.*	187
302	Forestar Group, Inc.*	6,967
58	Fortegra Financial Corp.*	424
111	Fox Chase Bancorp, Inc.	1,839
110	Franklin Financial Corp./VA	1,995
764	Franklin Street Properties Corp. (REIT)	10,406
194	FXCM, Inc., Class A	2,691
129	Gain Capital Holdings, Inc.	690
620	Geo Group, Inc. (The) (REIT)	21,588
110	German American Bancorp, Inc.	2,405
224	Getty Realty Corp. (REIT)	4,695
602	GFI Group, Inc.	2,450
627	Glacier Bancorp, Inc.	12,189
183	Gladstone Capital Corp.	1,539
111	Gladstone Commercial Corp. (REIT)	2,169
227	Gladstone Investment Corp.	1,650
122	Glimcher Realty Trust (REIT)	1,425
90	Global Indemnity plc*	2,039
193	Golub Capital BDC, Inc.	3,379
375	Government Properties Income Trust (REIT)	9,116
400	Gramercy Property Trust, Inc. (REIT)*	1,808
89	Great Southern Bancorp, Inc.	2,395
177	Greenlight Capital Re Ltd., Class A*	4,282
168	GSV Capital Corp.*	1,368
133	Guaranty Bancorp	1,436
1	Gyrodyne Co. of America, Inc. (REIT)	73
116	Hallmark Financial Services, Inc.*	1,054
665	Hancock Holding Co.	18,986
275	Hanmi Financial Corp.*	4,329
270	Harris & Harris Group, Inc.*	945
39	Health Insurance Innovations, Inc., Class A*	392
760	Healthcare Realty Trust, Inc. (REIT)	20,224
127	Heartland Financial USA, Inc.	3,459
532	Hercules Technology Growth Capital, Inc.	7,129
181	Heritage Commerce Corp.*	1,222
135	Heritage Financial Corp./WA	1,864
64	Heritage Financial Group, Inc.	915
175	Heritage Oaks Bancorp*	1,036
1,500	Hersha Hospitality Trust (REIT)	8,580
42	HFF, Inc., Class A	790
129	Highwoods Properties, Inc. (REIT)	4,698
346	Hilltop Holdings, Inc.*	5,536
10	Hingham Institution for Savings	637
60	Home Bancorp, Inc.*	1,051
192	Home BancShares, Inc./AR	8,083
127	Home Federal Bancorp, Inc./ID	1,548
462	Home Loan Servicing Solutions Ltd.	10,552
59	Homeowners Choice, Inc.	2,051
76	HomeStreet, Inc.	1,737
185	HomeTrust Bancshares, Inc.*	3,006
346	Horace Mann Educators Corp.	8,408
57	Horizon Bancorp/IN	1,116
68	Horizon Technology Finance Corp.	953
375	Hudson Pacific Properties, Inc. (REIT)	8,096
135	Hudson Valley Holding Corp.	2,418
257	Iberiabank Corp.	13,246
298	ICG Group, Inc.*	3,311
71	Independence Holding Co.	796
194	Independent Bank Corp./MA	6,392
103	Infinity Property & Casualty Corp.	5,948
366	Inland Real Estate Corp. (REIT)	3,759
464	International Bancshares Corp.	10,106
120	INTL FCStone, Inc.*	2,130
1,164	Invesco Mortgage Capital, Inc. (REIT)	21,709
338	Investment Technology Group, Inc.*	4,668
321	Investors Bancorp, Inc.	6,349
854	Investors Real Estate Trust (REIT)	7,686
11	Investors Title Co.	788
736	iStar Financial, Inc. (REIT)*	8,766
93	JAVELIN Mortgage Investment Corp. (REIT)	1,431
139	JMP Group, Inc.	952
36	Kansas City Life Insurance Co.	1,364
234	KCAP Financial, Inc.	2,576
132	Kearny Financial Corp.*	1,307
430	Kennedy-Wilson Holdings, Inc.	7,379
686	Kite Realty Group Trust (REIT)	4,164
1,584	Knight Capital Group, Inc., Class A*	5,750
258	Lakeland Bancorp, Inc.	2,557
142	Lakeland Financial Corp.	3,916
832	LaSalle Hotel Properties (REIT)	21,965
1,332	Lexington Realty Trust (REIT)	16,770
236	LTC Properties, Inc. (REIT)	9,820
437	Maiden Holdings Ltd.	4,667
245	Main Street Capital Corp.	7,105
176	MainSource Financial Group, Inc.	2,446
118	Manning & Napier, Inc.	2,347
2	Markel Corp.*	1,234
72	Marlin Business Services Corp.	1,683
477	MB Financial, Inc.	12,168
635	MCG Capital Corp.	3,143
409	Meadowbrook Insurance Group, Inc.	3,280
156	Medallion Financial Corp.	2,318
1,306	Medical Properties Trust, Inc. (REIT)	19,381
289	Medley Capital Corp.	4,205
75	Mercantile Bank Corp.	1,259
45	Merchants Bancshares, Inc.	1,277
68	Meridian Interstate Bancorp, Inc.*	1,225
123	Metro Bancorp, Inc.*	2,375
138	MetroCorp Bancshares, Inc.*	1,350
2,748	MGIC Investment Corp.*	16,983
47	MicroFinancial, Inc.	341
47	Middleburg Financial Corp.	895
73	MidSouth Bancorp, Inc.	1,080
59	MidWestOne Financial Group, Inc.	1,398
205	Monmouth Real Estate Investment Corp., Class A (REIT)	2,103
361	Montpelier Re Holdings Ltd.	9,021
209	MVC Capital, Inc.	2,658
37	NASB Financial, Inc.*	907
63	National Bank Holdings Corp., Class A	1,143
61	National Bankshares, Inc.	2,037
354	National Financial Partners Corp.*	8,924
54	National Interstate Corp.	1,567
1,076	National Penn Bancshares, Inc.	10,631
19	National Western Life Insurance Co., Class A	3,724

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50	Navigators Group, Inc. (The)*	$2,916
381	NBT Bancorp, Inc.	7,574
208	Nelnet, Inc., Class A	8,124
217	New Mountain Finance Corp.	3,305
556	New York Mortgage Trust, Inc. (REIT)	3,759
228	NewStar Financial, Inc.*	2,918
189	NGP Capital Resources Co.	1,285
87	Nicholas Financial, Inc.	1,291
180	Northfield Bancorp, Inc./NJ	2,063
56	Northrim BanCorp, Inc.	1,247
1,688	NorthStar Realty Finance Corp. (REIT)	14,230
851	Northwest Bancshares, Inc.	10,552
126	OceanFirst Financial Corp.	1,745
881	Ocwen Financial Corp.*	37,689
397	OFG Bancorp	7,059
47	OFS Capital Corp.	539
884	Old National Bancorp/IN	11,810
98	OmniAmerican Bancorp, Inc.*	2,182
100	One Liberty Properties, Inc. (REIT)	2,645
198	OneBeacon Insurance Group Ltd., Class A	2,816
90	Oppenheimer Holdings, Inc., Class A	1,787
258	Oritani Financial Corp.	3,955
159	Pacific Continental Corp.	1,781
93	Pacific Mercantile Bancorp*	515
264	PacWest Bancorp	7,611
99	Park National Corp.	6,839
389	Park Sterling Corp.*	2,276
231	Parkway Properties, Inc./MD (REIT)	3,969
77	Peapack Gladstone Financial Corp.	1,181
530	Pebblebrook Hotel Trust (REIT)	13,907
571	PennantPark Investment Corp.	6,361
31	Penns Woods Bancorp, Inc.	1,258
593	Pennsylvania Real Estate Investment Trust (REIT)	11,795
514	PennyMac Mortgage Investment Trust (REIT)	11,128
93	Peoples Bancorp, Inc./OH	1,864
50	Peoples Federal Bancshares, Inc.	908
494	PHH Corp.*	9,959
51	Phoenix Cos., Inc. (The)*	2,150
199	PICO Holdings, Inc.*	4,495
302	Pinnacle Financial Partners, Inc.*	7,580
151	Piper Jaffray Cos.*	5,392
286	Platinum Underwriters Holdings Ltd.	16,331
130	Potlatch Corp. (REIT)	5,906
102	Preferred Bank/CA*	1,649
386	Primerica, Inc.	13,595
561	PrivateBancorp, Inc.	10,861
1,884	Prospect Capital Corp.	19,575
414	Prosperity Bancshares, Inc.	20,737
80	Provident Financial Holdings, Inc.	1,218
525	Provident Financial Services, Inc.	7,991
345	Provident New York Bancorp	3,174
27	PS Business Parks, Inc. (REIT)	2,060
28	Pzena Investment Management, Inc., Class A	190
1,507	Radian Group, Inc.	19,395
610	RAIT Financial Trust (REIT)	4,679
520	Ramco-Gershenson Properties Trust (REIT)	8,117
689	Redwood Trust, Inc. (REIT)	13,201
219	Renasant Corp.	5,219
87	Republic Bancorp, Inc./KY, Class A	2,071
105	Resource America, Inc., Class A	1,009
1,086	Resource Capital Corp. (REIT)	6,722
579	Retail Opportunity Investments Corp. (REIT)	8,129
185	RLI Corp.	13,890
1,070	RLJ Lodging Trust (REIT)	24,781
249	Rockville Financial, Inc.	3,247
64	Roma Financial Corp.	1,091
193	Rouse Properties, Inc. (REIT)	3,881
94	Ryman Hospitality Properties, Inc. (REIT)	3,596
252	S&T Bancorp, Inc.	4,874
106	S.Y. Bancorp, Inc.	2,555
323	Sabra Health Care REIT, Inc. (REIT)	8,737
181	Safeguard Scientifics, Inc.*	2,856
111	Safety Insurance Group, Inc.	5,812
211	Sandy Spring Bancorp, Inc.	4,520
145	SCBT Financial Corp.	7,257
641	Seacoast Banking Corp. of Florida*	1,353
101	Select Income REIT (REIT)	2,750
478	Selective Insurance Group, Inc.	11,343
92	SI Financial Group, Inc.	964
105	Sierra Bancorp	1,440
234	Silver Bay Realty Trust Corp. (REIT)	4,172
149	Simmons First National Corp., Class A	3,834
74	Simplicity Bancorp, Inc.	1,040
390	Solar Capital Ltd.	8,970
100	Solar Senior Capital Ltd.	1,852
159	Southside Bancshares, Inc.	3,600
170	Southwest Bancorp, Inc./OK*	2,271
23	Sovran Self Storage, Inc. (REIT)	1,492
236	Spirit Realty Capital, Inc. (REIT)	4,737
317	STAG Industrial, Inc. (REIT)	6,974
1,449	Starwood Property Trust, Inc. (REIT)	36,761
110	State Auto Financial Corp.	2,009
277	State Bank Financial Corp.	4,285
201	StellarOne Corp.	3,146
270	Sterling Bancorp/NY	3,227
233	Sterling Financial Corp./WA	5,270
185	Stewart Information Services Corp.	5,123
304	Stifel Financial Corp.*	10,923
241	Strategic Hotels & Resorts, Inc. (REIT)*	1,938
85	Suffolk Bancorp*	1,280
489	Summit Hotel Properties, Inc. (REIT)	4,826
347	Sun Bancorp, Inc./NJ*	1,069
1,413	Sunstone Hotel Investors, Inc. (REIT)*	17,041
1,638	Susquehanna Bancshares, Inc.	19,672
254	SWS Group, Inc.*	1,521
675	Symetra Financial Corp.	9,423
142	Taylor Capital Group, Inc.*	2,359
61	TCP Capital Corp.	976
167	Terreno Realty Corp. (REIT)	3,178
96	Territorial Bancorp, Inc.	2,221
44	Texas Capital Bancshares, Inc.*	1,943
131	THL Credit, Inc.	1,987
281	Thomas Properties Group, Inc.	1,520
454	TICC Capital Corp.	4,454
97	Tompkins Financial Corp.	4,029
158	Tower Group International Ltd.	3,054
230	TowneBank/VA	3,344
21	Tree.com, Inc.	414
238	Triangle Capital Corp.	6,764
139	Trico Bancshares	2,774
817	TrustCo Bank Corp./NY	4,567

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
584	Trustmark Corp.	$14,886
3,124	Two Harbors Investment Corp. (REIT)	34,458
282	UMB Financial Corp.	14,971
106	UMH Properties, Inc. (REIT)	1,117
976	Umpqua Holdings Corp.	13,196
177	Union First Market Bankshares Corp.	3,544
438	United Bankshares, Inc./WV	11,392
364	United Community Banks, Inc./GA*	4,313
174	United Financial Bancorp, Inc.	2,657
176	United Fire Group, Inc.	4,726
39	Universal Health Realty Income Trust (REIT)	1,762
144	Universal Insurance Holdings, Inc.	960
146	Univest Corp. of Pennsylvania	2,615
51	Urstadt Biddle Properties, Inc., Class A (REIT)	1,074
294	ViewPoint Financial Group, Inc.	5,565
234	Virginia Commerce Bancorp, Inc.*	3,182
25	Virtus Investment Partners, Inc.*	5,797
99	Walker & Dunlop, Inc.*	1,878
312	Walter Investment Management Corp.*	11,360
134	Washington Banking Co.	1,828
396	Washington Real Estate Investment Trust (REIT)	11,017
126	Washington Trust Bancorp, Inc.	3,513
64	Waterstone Financial, Inc.*	508
629	Webster Financial Corp.	14,687
222	WesBanco, Inc.	5,561
136	West Bancorp., Inc.	1,575
109	Westamerica Bancorp.	4,908
635	Western Alliance Bancorp.*	9,335
163	Western Asset Mortgage Capital Corp. (REIT)	2,991
192	Westfield Financial, Inc.	1,444
47	WhiteHorse Finance, Inc.	723
127	Whitestone REIT (REIT)	2,084
539	Wilshire Bancorp, Inc.*	3,557
254	Winthrop Realty Trust (REIT)	3,152
317	Wintrust Financial Corp.	11,964
66	WSFS Financial Corp.	3,316
40	ZAIS Financial Corp. (REIT)	715
		2,306,570
	Health Care — 2.8%

616	Affymetrix, Inc.*	2,310
83	Agenus, Inc.*	334
72	Almost Family, Inc.	1,423
477	Alphatec Holdings, Inc.*	930
38	AMAG Pharmaceuticals, Inc.*	703
263	Amedisys, Inc.*	3,240
174	AMN Healthcare Services, Inc.*	2,330
185	Amsurg Corp.*	6,573
214	AngioDynamics, Inc.*	2,328
217	Arena Pharmaceuticals, Inc.*	1,918
42	ArthroCare Corp.*	1,425
169	Assisted Living Concepts, Inc., Class A*	2,011
812	Astex Pharmaceuticals, Inc.*	3,938
101	AVANIR Pharmaceuticals, Inc., Class A*	335
31	AVEO Pharmaceuticals, Inc.*	79
317	BioScrip, Inc.*	4,432
125	Cambrex Corp.*	1,720
33	Capital Senior Living Corp.*	866
69	Cerus Corp.*	355
101	Chindex International, Inc.*	1,636
240	Codexis, Inc.*	552
247	CONMED Corp.	8,134
75	Cornerstone Therapeutics, Inc.*	655
237	Cross Country Healthcare, Inc.*	1,235
240	CryoLife, Inc.	1,486
43	Cumberland Pharmaceuticals, Inc.*	209
157	Curis, Inc.*	589
54	Cynosure, Inc., Class A*	1,345
112	Cytori Therapeutics, Inc.*	276
101	Derma Sciences, Inc.*	1,347
21	Durata Therapeutics, Inc.*	154
187	Dynavax Technologies Corp.*	488
180	Emergent Biosolutions, Inc.*	2,556
57	Ensign Group, Inc. (The)	2,056
339	Enzon Pharmaceuticals, Inc.	1,037
58	Exactech, Inc.*	1,056
206	ExamWorks Group, Inc.*	3,844
371	Five Star Quality Care, Inc.*	1,903
265	Gentiva Health Services, Inc.*	2,825
1,152	Geron Corp.*	1,256
23	Globus Medical, Inc., Class A*	336
206	Greatbatch, Inc.*	6,635
15	Greenway Medical Technologies, Inc.*	180
36	GTx, Inc.*	213
298	Hanger, Inc.*	9,509
201	Harvard Bioscience, Inc.*	1,021
119	HealthSouth Corp.*	3,486
291	Healthways, Inc.*	3,914
57	Hi-Tech Pharmacal Co., Inc.	1,822
153	Horizon Pharma, Inc.*	363
7	Hyperion Therapeutics, Inc.*	140
10	ICU Medical, Inc.*	714
91	Idenix Pharmaceuticals, Inc.*	431
161	ImmunoGen, Inc.*	2,958
73	Integra LifeSciences Holdings Corp.*	2,766
8	Intercept Pharmaceuticals, Inc.*	268
313	InterMune, Inc.*	3,092
277	Invacare Corp.	4,293
15	KaloBios Pharmaceuticals, Inc.*	85
461	Kindred Healthcare, Inc.*	6,223
9	KYTHERA Biopharmaceuticals, Inc.*	193
139	Lannett Co., Inc.*	1,594
1,051	Lexicon Pharmaceuticals, Inc.*	2,512
122	LHC Group, Inc.*	2,683
14	LipoScience, Inc.*	94
226	Magellan Health Services, Inc.*	12,317
242	Maxygen, Inc.	574
339	MedAssets, Inc.*	5,560
118	Merge Healthcare, Inc.*	389
345	Merit Medical Systems, Inc.*	3,405
240	Molina Healthcare, Inc.*	9,072
251	Momenta Pharmaceuticals, Inc.*	3,303
92	National Healthcare Corp.	4,369
99	Natus Medical, Inc.*	1,395
290	Nektar Therapeutics*	2,746
271	NPS Pharmaceuticals, Inc.*	4,268
284	NuVasive, Inc.*	6,168
258	Omnicell, Inc.*	4,678
33	Orthofix International N.V.*	912
80	Owens & Minor, Inc.	2,734
354	Pacific Biosciences of California, Inc.*	938
180	Palomar Medical Technologies, Inc.*	2,435
80	PDI, Inc.*	348

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
166	PDL BioPharma, Inc.	$1,370
257	PharMerica Corp.*	4,012
18	PhotoMedex, Inc.*	294
86	Providence Service Corp. (The)*	2,267
22	Regulus Therapeutics, Inc.*	197
27	Repligen Corp.*	224
137	Rigel Pharmaceuticals, Inc.*	633
11	Rochester Medical Corp.*	157
17	Rockwell Medical, Inc.*	70
457	RTI Biologics, Inc.*	1,851
305	Select Medical Holdings Corp.	2,410
238	Sequenom, Inc.*	985
12	Skilled Healthcare Group, Inc., Class A*	85
597	Solta Medical, Inc.*	1,284
133	STERIS Corp.	6,030
37	Supernus Pharmaceuticals, Inc.*	256
86	SurModics, Inc.*	2,042
220	Symmetry Medical, Inc.*	2,053
237	Targacept, Inc.*	1,334
9	TESARO, Inc.*	308
47	Tornier N.V.*	743
97	Transcept Pharmaceuticals, Inc.*	287
169	Triple-S Management Corp., Class B*	3,578
328	Universal American Corp.	2,991
37	Vanguard Health Systems, Inc.*	493
56	Vical, Inc.*	196
575	ViroPharma, Inc.*	15,813
36	Vocera Communications, Inc.*	531
194	WellCare Health Plans, Inc.*	10,115
107	West Pharmaceutical Services, Inc.	7,335
353	Wright Medical Group, Inc.*	8,836
52	XenoPort, Inc.*	286
84	XOMA Corp.*	353
92	ZELTIQ Aesthetics, Inc.*	477
		272,921
	Industrials — 7.9%

492	A. O. Smith Corp.	19,286
6	A.T. Cross Co., Class A*	84
351	AAR Corp.	7,041
469	ABM Industries, Inc.	11,340
533	ACCO Brands Corp.*	3,811
413	Accuride Corp.*	2,115
179	Aceto Corp.	2,279
513	Actuant Corp., Class A	17,442
294	Aegion Corp.*	6,712
60	Aerovironment, Inc.*	1,204
463	Air Transport Services Group, Inc.*	2,801
483	Aircastle Ltd.	7,641
60	Alamo Group, Inc.	2,550
33	Alaska Air Group, Inc.*	1,875
241	Albany International Corp., Class A	7,649
106	Altra Holdings, Inc.	3,054
76	AMERCO	13,102
42	Ameresco, Inc., Class A*	347
82	American Railcar Industries, Inc.	2,788
60	American Science & Engineering, Inc.	3,602
306	American Superconductor Corp.*	814
71	American Woodmark Corp.*	2,579
74	Ampco-Pittsburgh Corp.	1,359
282	API Technologies Corp.*	781
247	Apogee Enterprises, Inc.	6,590
29	Applied Industrial Technologies, Inc.	1,394
263	ARC Document Solutions, Inc.*	1,005
67	Argan, Inc.	1,089
222	Arkansas Best Corp.	4,238
175	Astec Industries, Inc.	6,181
230	Atlas Air Worldwide Holdings, Inc.*	10,677
473	Barnes Group, Inc.	14,294
44	Belden, Inc.	2,352
234	BlueLinx Holdings, Inc.*	576
428	Brady Corp., Class A	13,927
424	Briggs & Stratton Corp.	9,922
76	CAI International, Inc.*	1,944
306	Casella Waste Systems, Inc., Class A*	1,227
331	CBIZ, Inc.*	2,204
100	CDI Corp.	1,365
10	Ceco Environmental Corp.	121
471	Cenveo, Inc.*	1,036
141	CIRCOR International, Inc.	7,205
169	Columbus McKinnon Corp.*	3,574
230	Comfort Systems USA, Inc.	3,179
9	Compx International, Inc.	112
65	Consolidated Graphics, Inc.*	3,033
85	Courier Corp.	1,152
91	CRA International, Inc.*	1,630
64	Cubic Corp.	3,046
409	Curtiss-Wright Corp.	14,871
146	Deluxe Corp.	5,460
247	DigitalGlobe, Inc.*	7,467
267	Dolan Co. (The)*	398
193	Douglas Dynamics, Inc.	2,698
37	Dycom Industries, Inc.*	842
75	Dynamic Materials Corp.	1,207
54	Eastern Co. (The)	798
98	Edgen Group, Inc.*	646
582	EMCOR Group, Inc.	23,134
144	Encore Wire Corp.	4,984
383	Energy Recovery, Inc.*	1,582
139	EnerNOC, Inc.*	1,860
266	EnerSys*	13,255
228	Ennis, Inc.	3,901
15	Enphase Energy, Inc.*	116
85	EnPro Industries, Inc.*	4,281
159	ESCO Technologies, Inc.	5,107
267	Esterline Technologies Corp.*	19,595
18	ExOne Co. (The)*	893
489	Federal Signal Corp.*	4,289
329	Flow International Corp.*	1,306
33	Franklin Covey Co.*	455
21	Franklin Electric Co., Inc.	710
104	FreightCar America, Inc.	1,887
366	FTI Consulting, Inc.*	13,904
979	FuelCell Energy, Inc.*	1,243
325	Furmanite Corp.*	2,145
164	G&K Services, Inc., Class A	7,923
272	Genco Shipping & Trading Ltd.*	430
107	GenCorp, Inc.*	1,464
117	Generac Holdings, Inc.	4,739
266	Gibraltar Industries, Inc.*	4,317
150	Global Power Equipment Group, Inc.	2,385
12	GP Strategies Corp.*	300
337	Granite Construction, Inc.	10,400
458	Great Lakes Dredge & Dock Corp.	3,801
199	Greenbrier Cos., Inc.*	4,667
397	Griffon Corp.	4,581
111	H&E Equipment Services, Inc.	2,484
102	Hardinge, Inc.	1,301
203	Hawaiian Holdings, Inc.*	1,210
95	Heartland Express, Inc.	1,363

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
157	Heidrick & Struggles International, Inc.	$2,262
186	Hill International, Inc.*	552
21	HNI Corp.	772
100	Houston Wire & Cable Co.	1,401
290	Hudson Global, Inc.*	670
56	Hurco Cos., Inc.*	1,607
96	Hyster-Yale Materials Handling, Inc.	5,933
174	ICF International, Inc.*	5,246
68	II-VI, Inc.*	1,129
145	Insteel Industries, Inc.	2,597
48	International Shipholding Corp.	894
26	Intersections, Inc.	240
2,038	JetBlue Airways Corp.*	12,656
102	Kadant, Inc.	3,052
279	Kaydon Corp.	7,544
234	Kelly Services, Inc., Class A	4,144
125	KEYW Holding Corp. (The)*	1,844
21	Kforce, Inc.	313
284	Kimball International, Inc., Class B	2,780
127	Knoll, Inc.	1,989
417	Korn/Ferry International*	7,298
350	Kratos Defense & Security Solutions, Inc.*	2,034
79	L.B. Foster Co., Class A	3,500
173	Layne Christensen Co.*	3,718
69	LMI Aerospace, Inc.*	1,310
170	LSI Industries, Inc.	1,386
149	Lydall, Inc.*	2,155
136	Marten Transport Ltd.	3,263
105	McGrath RentCorp	3,468
643	Meritor, Inc.*	4,655
350	Metalico, Inc.*	504
118	Met-Pro Corp.	1,585
75	Michael Baker Corp.	1,972
96	Miller Industries, Inc.	1,572
333	Mobile Mini, Inc.*	11,205
350	Moog, Inc., Class A*	17,525
145	Mueller Industries, Inc.	7,895
474	Mueller Water Products, Inc., Class A	3,607
111	Multi-Color Corp.	3,262
80	MYR Group, Inc.*	1,619
38	National Presto Industries, Inc.	2,923
452	Navigant Consulting, Inc.*	5,957
158	NCI Building Systems, Inc.*	2,283
57	NL Industries, Inc.	666
148	NN, Inc.*	1,370
82	Northwest Pipe Co.*	2,254
514	Orbital Sciences Corp.*	9,345
237	Orion Marine Group, Inc.*	2,846
271	Pacer International, Inc.*	1,656
4	Park-Ohio Holdings Corp.*	149
55	Patriot Transportation Holding, Inc.*	1,594
1,350	Pendrell Corp.*	3,335
36	Performant Financial Corp.*	397
86	PGT, Inc.*	710
150	Pike Electric Corp.	1,823
181	PMFG, Inc.*	1,157
44	Powell Industries, Inc.*	2,080
18	Preformed Line Products Co.	1,251
190	Primoris Services Corp.	4,049
220	Quad/Graphics, Inc.	5,126
117	Quality Distribution, Inc.*	1,066
321	Quanex Building Products Corp.	5,942
146	Rand Logistics, Inc.*	818
190	Republic Airways Holdings, Inc.*	2,039
371	Resources Connection, Inc.	4,066
196	Rexnord Corp.*	3,908
59	Roadrunner Transportation Systems, Inc.*	1,634
15	RPX Corp.*	230
290	Rush Enterprises, Inc., Class A*	7,453
114	Saia, Inc.*	5,447
103	Schawk, Inc.	1,221
13	SIFCO Industries, Inc.	200
313	Simpson Manufacturing Co., Inc.	9,162
415	SkyWest, Inc.	5,822
60	SolarCity Corp.*	2,715
85	Standex International Corp.	4,434
572	Steelcase, Inc., Class A	7,916
128	Sterling Construction Co., Inc.*	1,325
982	Swisher Hygiene, Inc.*	1,021
31	Sypris Solutions, Inc.	102
127	TAL International Group, Inc.*	5,367
209	Teledyne Technologies, Inc.*	16,139
102	Tetra Tech, Inc.*	2,812
56	TMS International Corp., Class A	850
21	TRC Cos., Inc.*	124
22	Trimas Corp.*	710
95	TrueBlue, Inc.*	2,236
311	Tutor Perini Corp.*	5,760
74	Twin Disc, Inc.	1,845
126	UniFirst Corp.	11,957
334	United Stationers, Inc.	11,526
172	Universal Forest Products, Inc.	6,796
48	Universal Truckload Services, Inc.*	1,226
60	US Ecology, Inc.	1,643
177	Viad Corp.	4,365
141	Vicor Corp.*	760
36	VSE Corp.	1,221
25	WageWorks, Inc.*	724
245	Watts Water Technologies, Inc., Class A	11,662
54	Werner Enterprises, Inc.	1,352
115	Wesco Aircraft Holdings, Inc.*	2,018
44	Willis Lease Finance Corp.*	583
		766,054
	Information Technology — 7.7%

484	Accelrys, Inc.*	4,037
28	Actuate Corp.*	189
670	Acxiom Corp.*	14,733
346	Advanced Energy Industries, Inc.*	6,366
172	Aeroflex Holding Corp.*	1,359
127	Agilysys, Inc.*	1,455
150	Alpha & Omega Semiconductor Ltd.*	1,183
36	Ambarella, Inc.*	582
644	Amkor Technology, Inc.*	2,924
713	ANADIGICS, Inc.*	1,469
100	Anaren, Inc.*	2,402
96	Anixter International, Inc.*	7,366
570	Applied Micro Circuits Corp.*	4,395
857	ARRIS Group, Inc.*	12,966
1	ASML Holding N.V.	88
46	Aspen Technology, Inc.*	1,409
261	ATMI, Inc.*	6,230
44	Audience, Inc.*	616
4	AVG Technologies N.V.*	73
534	Aviat Networks, Inc.*	1,415
260	Avid Technology, Inc.*	1,659
14	Aware, Inc.	76
938	Axcelis Technologies, Inc.*	1,501

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
282	AXT, Inc.*	$801
49	Bankrate, Inc.*	701
5	Bazaarvoice, Inc.*	37
92	Bel Fuse, Inc., Class B	1,465
474	Benchmark Electronics, Inc.*	9,243
144	Black Box Corp.	3,875
295	Blucora, Inc.*	5,384
233	Bottomline Technologies (de), Inc.*	6,438
3	Brightcove, Inc.*	22
578	Brooks Automation, Inc.	6,156
182	CACI International, Inc., Class A*	11,673
225	Calix, Inc.*	2,358
49	CEVA, Inc.*	822
352	Checkpoint Systems, Inc.*	4,808
635	CIBER, Inc.*	2,591
212	Ciena Corp.*	3,549
146	Coherent, Inc.	8,380
212	Cohu, Inc.	2,345
31	Computer Task Group, Inc.	692
147	Comtech Telecommunications Corp.	3,881
952	Convergys Corp.	17,298
126	CSG Systems International, Inc.*	2,725
297	CTS Corp.	3,570
238	Daktronics, Inc.	2,444
40	Dealertrack Technologies, Inc.*	1,290
67	Demand Media, Inc.*	574
3	Demandware, Inc.*	92
225	Digi International, Inc.*	2,158
322	Digital River, Inc.*	5,625
310	Diodes, Inc.*	7,316
191	DSP Group, Inc.*	1,517
11	E2open, Inc.*	161
926	EarthLink, Inc.	5,491
62	Ebix, Inc.	1,230
154	Echelon Corp.*	362
148	Electro Rent Corp.	2,517
200	Electro Scientific Industries, Inc.	2,270
373	Electronics for Imaging, Inc.*	10,403
757	Emulex Corp.*	4,716
1,197	Entegris, Inc.*	12,473
767	Entropic Communications, Inc.*	3,283
49	Envivio, Inc.*	81
253	EPIQ Systems, Inc.	3,069
35	ePlus, Inc.	1,741
443	Euronet Worldwide, Inc.*	13,511
15	Exa Corp.*	126
282	Exar Corp.*	3,181
192	Fabrinet*	2,790
20	FEI Co.	1,440
796	Finisar Corp.*	10,428
525	First Solar, Inc.*	28,549
22	Fleetmatics Group plc*	654
433	FormFactor, Inc.*	2,550
46	Globecomm Systems, Inc.*	589
32	Glu Mobile, Inc.*	87
241	GSI Group, Inc.*	1,962
180	GSI Technology, Inc.*	1,008
157	GT Advanced Technologies, Inc.*	699
1,025	Harmonic, Inc.*	6,252
290	Imation Corp.*	1,189
16	Immersion Corp.*	246
102	Infinera Corp.*	1,074
4	Infoblox, Inc.*	97
122	Inphi Corp.*	1,246
387	Insight Enterprises, Inc.*	7,450
1,241	Integrated Device Technology, Inc.*	10,573
238	Integrated Silicon Solution, Inc.*	2,575
457	Intermec, Inc.*	4,506
229	Internap Network Services Corp.*	1,827
603	International Rectifier Corp.*	13,254
1,111	Intersil Corp., Class A	9,110
203	Intevac, Inc.*	976
318	IntraLinks Holdings, Inc.*	1,953
33	Ipass, Inc.*	56
214	IXYS Corp.	2,440
61	j2 Global, Inc.	2,494
391	Kemet Corp.*	1,795
75	Key Tronic Corp.*	852
144	Keynote Systems, Inc.	1,814
583	Kopin Corp.*	2,070
20	KVH Industries, Inc.*	264
1,029	Lattice Semiconductor Corp.*	5,299
493	Limelight Networks, Inc.*	1,168
18	Littelfuse, Inc.	1,323
427	LTX-Credence Corp.*	2,421
44	M/A-COM Technology Solutions Holdings, Inc.*	613
201	ManTech International Corp., Class A	5,445
198	Marchex, Inc., Class B	1,148
31	Market Leader, Inc.*	332
5	Mattersight Corp.*	16
510	Mattson Technology, Inc.*	1,005
159	MaxLinear, Inc., Class A*	1,003
15	Measurement Specialties, Inc.*	667
144	MeetMe, Inc.*	216
1,568	MEMC Electronic Materials, Inc.*	12,654
374	Mentor Graphics Corp.	7,102
270	Mercury Systems, Inc.*	2,360
323	Methode Electronics, Inc.	5,081
5	Millennial Media, Inc.*	39
315	Mindspeed Technologies, Inc.*	1,024
458	MKS Instruments, Inc.	12,893
344	ModusLink Global Solutions, Inc.*	987
134	MoneyGram International, Inc.*	2,637
1,057	Monster Worldwide, Inc.*	5,845
354	MoSys, Inc.*	1,611
61	Multi-Fineline Electronix, Inc.*	970
205	Nanometrics, Inc.*	2,962
170	NeoPhotonics Corp.*	1,093
183	NETGEAR, Inc.*	6,090
333	Newport Corp.*	4,382
637	Oclaro, Inc.*	656
587	OCZ Technology Group, Inc.*	857
457	OmniVision Technologies, Inc.*	8,441
166	Oplink Communications, Inc.*	2,825
181	Park Electrochemical Corp.	4,371
78	PC Connection, Inc.	1,310
161	PC-Tel, Inc.	1,180
36	Peregrine Semiconductor Corp.*	390
64	Perficient, Inc.*	806
206	Pericom Semiconductor Corp.*	1,444
527	Photronics, Inc.*	4,021
247	Plantronics, Inc.	11,411
172	Plexus Corp.*	5,019
28	PLX Technology, Inc.*	127
585	Power-One, Inc.*	3,703
505	Progress Software Corp.*	11,873
3	Proofpoint, Inc.*	61
6	QAD, Inc., Class A	75
598	QLogic Corp.*	5,825
21	Qualys, Inc.*	294
1,921	Quantum Corp.*	2,978

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
48	QuickLogic Corp.*	$113
285	QuinStreet, Inc.*	2,206
200	Radisys Corp.*	1,000
893	Rambus, Inc.*	7,037
51	RealD, Inc.*	770
191	RealNetworks, Inc.*	1,387
2,127	RF Micro Devices, Inc.*	11,741
112	Richardson Electronics Ltd.	1,340
249	Rofin-Sinar Technologies, Inc.*	6,663
82	Rogers Corp.*	3,794
50	Rosetta Stone, Inc.*	851
148	Rubicon Technology, Inc.*	1,254
41	Ruckus Wireless, Inc.*	513
280	Rudolph Technologies, Inc.*	3,433
711	Sanmina Corp.*	9,655
119	Sapiens International Corp. N.V.	616
240	ScanSource, Inc.*	7,663
249	Seachange International, Inc.*	2,679
51	ShoreTel, Inc.*	206
45	Shutterstock, Inc.*	2,130
287	Sigma Designs, Inc.*	1,317
279	Silicon Graphics International Corp.*	4,213
110	Silicon Image, Inc.*	670
1,692	Sonus Networks, Inc.*	5,431
421	Spansion, Inc., Class A*	5,768
214	SS&C Technologies Holdings, Inc.*	6,769
309	STEC, Inc.*	1,094
264	STR Holdings, Inc.*	797
187	SunPower Corp.*	3,609
27	Super Micro Computer, Inc.*	278
90	Supertex, Inc.	1,993
127	Support.com, Inc.*	607
339	Sykes Enterprises, Inc.*	5,360
363	Symmetricom, Inc.*	1,793
3	Synacor, Inc.*	11
229	SYNNEX Corp.*	9,286
135	TechTarget, Inc.*	599
145	Telenav, Inc.*	738
189	TeleTech Holdings, Inc.*	4,251
3,193	Tellabs, Inc.	6,610
57	Telular Corp.	715
23	Tessco Technologies, Inc.	526
453	Tessera Technologies, Inc.	9,400
544	TiVo, Inc.*	7,039
1,470	TriQuint Semiconductor, Inc.*	10,349
19	Trulia, Inc.*	584
464	TTM Technologies, Inc.*	3,749
243	Ultra Clean Holdings*	1,412
187	Unisys Corp.*	3,862
790	United Online, Inc.	5,380
49	Unwired Planet, Inc.*	101
261	ValueClick, Inc.*	6,875
135	VASCO Data Security International, Inc.*	1,131
252	Veeco Instruments, Inc.*	10,682
34	Viasystems Group, Inc.*	429
107	Vishay Precision Group, Inc.*	1,547
442	WebMD Health Corp.*	13,048
400	Westell Technologies, Inc., Class A*	876
6	Xoom Corp.*	112
116	Zygo Corp.*	1,846
		745,768
	Materials — 3.3%

257	A. Schulman, Inc.	7,427
146	A.M. Castle & Co.*	2,584
991	AK Steel Holding Corp.*	3,439
13	AMCOL International Corp.	416
110	Axiall Corp.	4,746
153	Berry Plastics Group, Inc.*	3,215
70	Boise Cascade Co.*	2,104
876	Boise, Inc.	7,061
143	Buckeye Technologies, Inc.	5,330
74	Calgon Carbon Corp.*	1,336
449	Century Aluminum Co.*	4,450
56	Chase Corp.	1,106
262	Chemtura Corp.*	6,008
39	Clearwater Paper Corp.*	1,865
521	Coeur Mining, Inc.*	7,393
755	Ferro Corp.*	5,179
168	FutureFuel Corp.	2,349
495	General Moly, Inc.*	1,064
498	Globe Specialty Metals, Inc.	6,110
288	Golden Minerals Co.*	504
2,257	Golden Star Resources Ltd.*	1,590
1,280	Graphic Packaging Holding Co.*	9,843
5	Handy & Harman Ltd.*	81
19	Haynes International, Inc.	930
2,488	Hecla Mining Co.	9,529
382	Horsehead Holding Corp.*	4,397
176	Innospec, Inc.	7,221
168	Kaiser Aluminum Corp.	10,658
352	KapStone Paper and Packaging Corp.	10,212
281	Kraton Performance Polymers, Inc.*	5,828
168	Landec Corp.*	2,359
1,199	Louisiana-Pacific Corp.*	21,066
69	LSB Industries, Inc.*	2,330
162	Materion Corp.	4,828
1,891	McEwen Mining, Inc.*	4,822
310	Minerals Technologies, Inc.	13,206
55	Neenah Paper, Inc.	1,728
219	Olin Corp.	5,460
80	Olympic Steel, Inc.	2,026
282	OM Group, Inc.*	8,274
310	P. H. Glatfelter Co.	7,666
252	PolyOne Corp.	6,474
81	Quaker Chemical Corp.	5,248
706	Resolute Forest Products, Inc.*	10,745
222	Revett Minerals, Inc.*	198
264	RTI International Metals, Inc.*	7,659
220	Schnitzer Steel Industries, Inc., Class A	5,434
71	Schweitzer-Mauduit International, Inc.	3,412
435	Sensient Technologies Corp.	17,952
9	Stepan Co.	486
1,009	Stillwater Mining Co.*	12,098
179	SunCoke Energy, Inc.*	2,774
197	Texas Industries, Inc.*	14,068
211	Tredegar Corp.	5,267
48	UFP Technologies, Inc.*	921
1	United States Lime & Minerals, Inc.*	50
60	Universal Stainless & Alloy Products, Inc.*	1,901
536	Vista Gold Corp.*	788
20	Wausau Paper Corp.	234
456	Worthington Industries, Inc.	15,677
113	Zep, Inc.	1,874
240	Zoltek Cos., Inc.*	3,067
		324,067
	Telecommunication Services — 0.3%

221	Cbeyond, Inc.*	1,898

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,160	Cincinnati Bell, Inc.*	$3,990
122	Consolidated Communications Holdings, Inc.	2,076
25	Fairpoint Communications, Inc.*	213
89	Hawaiian Telcom Holdco, Inc.*	2,294
8	IDT Corp., Class B	139
22	inContact, Inc.*	160
373	Iridium Communications, Inc.*	2,659
349	Leap Wireless International, Inc.*	1,972
38	magicJack VocalTec Ltd.*	567
245	Neutral Tandem, Inc.	1,426
157	ORBCOMM, Inc.*	615
336	Premiere Global Services, Inc.*	4,049
208	Shenandoah Telecommunications Co.	3,461
193	USA Mobility, Inc.	2,602
1,313	Vonage Holdings Corp.*	3,598
		31,719
	Utilities — 3.8%

333	ALLETE, Inc.	15,758
22	American DG Energy, Inc.*	35
147	American States Water Co.	7,810
65	Artesian Resources Corp., Class A	1,437
952	Atlantic Power Corp.	4,522
512	Avista Corp.	13,675
384	Black Hills Corp.	18,228
8	Cadiz, Inc.*	47
205	California Water Service Group	4,045
130	CH Energy Group, Inc.	8,415
84	Chesapeake Utilities Corp.	4,448
531	Cleco Corp.	24,166
33	Connecticut Water Service, Inc.	936
127	Consolidated Water Co., Ltd.	1,370
59	Delta Natural Gas Co., Inc.	1,282
349	El Paso Electric Co.	12,491
368	Empire District Electric Co. (The)	7,997
121	Genie Energy Ltd., Class B*	1,039
437	IDACORP, Inc.	20,639
273	Laclede Group, Inc. (The)	12,921
202	MGE Energy, Inc.	10,781
137	Middlesex Water Co.	2,637
362	New Jersey Resources Corp.	16,428
234	Northwest Natural Gas Co.	9,999
317	NorthWestern Corp.	13,048
111	Ormat Technologies, Inc.	2,533
296	Otter Tail Corp.	8,087
603	Piedmont Natural Gas Co., Inc.	20,375
695	PNM Resources, Inc.	15,582
658	Portland General Electric Co.	20,029
91	SJW Corp.	2,462
218	South Jersey Industries, Inc.	12,736
402	Southwest Gas Corp.	19,035
442	UIL Holdings Corp.	17,220
120	Unitil Corp.	3,371
351	UNS Energy Corp.	16,455
449	WGL Holdings, Inc.	19,271
28	York Water Co.	534
		371,844
	Total Common Stocks (Cost $5,746,719)	6,193,946

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

75	Firsthand Technology Value Fund, Inc.*	1,470
63	Stellus Capital Investment Corp.	948
		2,418
	Total Investment Companies (Cost $2,394)	2,418

Principal Amount
	U.S. Government & Agency Securities (a) — 8.4%
	Federal Home Loan Bank
$515,154	0.00%, due 06/03/13	515,154
	U.S. Treasury Bill
300,000	0.00%, due 06/13/13	299,994
	Total U.S. Government & Agency Securities (Cost $815,148)	815,148

	Repurchase Agreements (a)(b) — 17.2%
1,666,581	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,666,590	1,666,581
	Total Repurchase Agreements (Cost $1,666,581)	1,666,581

	Total Investment Securities (Cost $8,230,842) — 89.3%	8,678,093
	Other assets less liabilities — 10.7%	1,035,418
	Net Assets — 100.0%	$9,713,511

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $1,067,143.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$897,435
Aggregate gross unrealized depreciation	(507,470)
Net unrealized appreciation	$389,965
Federal income tax cost of investments	$8,288,128

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	$203,436	$14,211

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	3,223,334	22,051

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	4,595,065	(29,120)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	1,554,923	573,379

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	2,030,003	301,601

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	1,384,181	129,920

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Value Index Fund	244,927	44,688

		$1,056,730

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 63.5%
	Consumer Discretionary — 10.4%

23	1-800-Flowers.com, Inc., Class A*	$140
1,176	Aeropostale, Inc.*	17,181
352	AFC Enterprises, Inc.*	12,834
31	American Greetings Corp., Class A	570
261	American Public Education, Inc.*	9,928
116	America’s Car-Mart, Inc.*	5,230
415	Ameristar Casinos, Inc.	10,873
706	Ann, Inc.*	21,660
383	Arbitron, Inc.	17,967
183	Arctic Cat, Inc.	8,581
357	Asbury Automotive Group, Inc.*	14,708
34	Barnes & Noble, Inc.*	765
5	Beasley Broadcasting Group, Inc., Class A	37
49	bebe stores, inc.	268
495	Belo Corp., Class A	5,554
2	Biglari Holdings, Inc.*	805
355	BJ’s Restaurants, Inc.*	13,327
195	Bloomin’ Brands, Inc.*	4,536
180	Blue Nile, Inc.*	6,401
140	Blyth, Inc.	1,961
57	Bob Evans Farms, Inc.	2,631
234	Body Central Corp.*	2,876
59	Boyd Gaming Corp.*	769
283	Bravo Brio Restaurant Group, Inc.*	5,094
252	Bridgepoint Education, Inc.*	3,228
106	Bright Horizons Family Solutions, Inc.*	3,821
1,292	Brunswick Corp.	43,372
402	Buckle, Inc. (The)	21,499
269	Buffalo Wild Wings, Inc.*	25,813
612	Cabela’s, Inc.*	41,041
476	Caesars Entertainment Corp.*	6,897
66	CafePress, Inc.*	430
184	Capella Education Co.*	8,015
82	Carmike Cinemas, Inc.*	1,453
154	Carrols Restaurant Group, Inc.*	878
397	Cato Corp. (The), Class A	9,885
90	Cavco Industries, Inc.*	4,312
265	CEC Entertainment, Inc.	10,613
782	Cheesecake Factory, Inc. (The)	31,217
109	Cherokee, Inc.	1,474
133	Children’s Place Retail Stores, Inc. (The)*	7,093
62	Churchill Downs, Inc.	5,204
71	Chuy’s Holdings, Inc.*	2,474
14	Citi Trends, Inc.*	185
404	Coinstar, Inc.*	23,529
77	Collectors Universe	1,004
23	Conn’s, Inc.*	1,132
781	Cooper Tire & Rubber Co.	20,181
27	Core-Mark Holding Co., Inc.	1,598
278	Cracker Barrel Old Country Store, Inc.	24,870
1,301	Crocs, Inc.*	22,950
122	Crown Media Holdings, Inc., Class A*	250
220	Dana Holding Corp.	4,162
62	Del Frisco’s Restaurant Group, Inc.*	1,153
1,092	Denny’s Corp.*	6,585
85	Destination Maternity Corp.	2,117
234	DineEquity, Inc.	16,939
838	Domino’s Pizza, Inc.	49,668
354	Dorman Products, Inc.	15,764
131	Drew Industries, Inc.	4,952
80	Einstein Noah Restaurant Group, Inc.	1,120
303	Ethan Allen Interiors, Inc.	9,505
1,294	Express, Inc.*	28,209
211	Fiesta Restaurant Group, Inc.*	7,505
97	Fifth & Pacific Cos., Inc.*	2,085
264	Finish Line, Inc. (The), Class A	5,560
82	Five Below, Inc.*	3,136
503	Francesca’s Holdings Corp.*	14,361
45	Fuel Systems Solutions, Inc.*	702
30	G-III Apparel Group Ltd.*	1,263
65	Geeknet, Inc.*	944
354	Genesco, Inc.*	23,923
428	Gentherm, Inc.*	7,884
41	Global Sources Ltd.*	279
122	Gordmans Stores, Inc.*	1,563
578	Grand Canyon Education, Inc.*	18,565
13	hhgregg, Inc.*	203
382	Hibbett Sports, Inc.*	21,785
798	Hillenbrand, Inc.	19,040
610	Hot Topic, Inc.	8,534
517	HSN, Inc.	29,412
96	Ignite Restaurant Group, Inc.*	1,757
561	Interval Leisure Group, Inc.	12,123
397	iRobot Corp.*	13,415
517	Jack in the Box, Inc.*	18,865
1,193	Jamba, Inc.*	3,567
374	JoS. A. Bank Clothiers, Inc.*	16,804
386	K12, Inc.*	11,472
221	La-Z-Boy, Inc.	4,082
730	LeapFrog Enterprises, Inc.*	6,986
297	Libbey, Inc.*	6,285
574	Life Time Fitness, Inc.*	28,608
239	LifeLock, Inc.*	2,467
1,150	Lions Gate Entertainment Corp.*	33,120
150	Loral Space & Communications, Inc.	9,033
398	Lumber Liquidators Holdings, Inc.*	32,680
24	Mac-Gray Corp.	337
243	Maidenform Brands, Inc.*	4,420
86	Marine Products Corp.	634
194	Matthews International Corp., Class A	7,440
159	Mattress Firm Holding Corp.*	5,718
139	MDC Partners, Inc., Class A	2,451
154	Men’s Wearhouse, Inc. (The)	5,575
107	Meritage Homes Corp.*	5,068
447	Monro Muffler Brake, Inc.	21,018
143	Morgans Hotel Group Co.*	960
18	Movado Group, Inc.	650
327	MTR Gaming Group, Inc.*	1,239
418	Multimedia Games Holding Co., Inc.*	10,697
39	Nathan’s Famous, Inc.*	1,994
62	National American University Holdings, Inc.	234
272	National CineMedia, Inc.	4,518
245	New York & Co., Inc.*	1,360
40	Nexstar Broadcasting Group, Inc., Class A	1,120
411	Nutrisystem, Inc.	3,711
333	Orbitz Worldwide, Inc.*	2,514
169	Overstock.com, Inc.*	4,381
203	Oxford Industries, Inc.	13,335
245	Papa John’s International, Inc.*	15,785
158	Penske Automotive Group, Inc.	5,073
294	PetMed Express, Inc.	3,937

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,406	Pier 1 Imports, Inc.	$32,605
57	Pinnacle Entertainment, Inc.*	1,122
687	Pool Corp.	35,346
372	Premier Exhibitions, Inc.*	744
115	R.G. Barry Corp.	1,648
147	ReachLocal, Inc.*	2,043
95	Red Robin Gourmet Burgers, Inc.*	4,988
81	Rentrak Corp.*	1,874
19	Restoration Hardware Holdings, Inc.*	1,062
224	rue21, inc.*	9,406
510	Ruth’s Hospitality Group, Inc.	5,712
364	Ryland Group, Inc. (The)	16,482
99	Scientific Games Corp., Class A*	1,078
821	Select Comfort Corp.*	18,218
795	SHFL Entertainment, Inc.*	13,714
138	Shutterfly, Inc.*	6,726
74	Sinclair Broadcast Group, Inc., Class A	2,000
507	Six Flags Entertainment Corp.	37,807
234	Skullcandy, Inc.*	1,353
939	Smith & Wesson Holding Corp.*	8,554
662	Sonic Corp.*	8,692
344	Sotheby’s	12,814
221	Steiner Leisure Ltd.*	11,225
568	Steven Madden Ltd.*	27,548
161	Strayer Education, Inc.	8,612
277	Sturm Ruger & Co., Inc.	13,928
10	Systemax, Inc.	97
878	Tenneco, Inc.*	38,948
903	Texas Roadhouse, Inc.	21,356
133	Tilly’s, Inc., Class A*	2,197
83	Tower International, Inc.*	1,570
336	Town Sports International Holdings, Inc.	3,703
24	TRI Pointe Homes, Inc.*	404
373	True Religion Apparel, Inc.	11,876
312	Tumi Holdings, Inc.*	7,566
231	U.S. Auto Parts Network, Inc.*	286
201	Universal Technical Institute, Inc.	2,368
183	Vail Resorts, Inc.	11,721
353	Valassis Communications, Inc.	9,175
17	Value Line, Inc.	154
292	Vera Bradley, Inc.*	6,862
320	Vitacost.com, Inc.*	2,618
426	Vitamin Shoppe, Inc.*	18,633
6	Weyco Group, Inc.	144
33	Winmark Corp.	1,972
119	Winnebago Industries, Inc.*	2,470
704	Wolverine World Wide, Inc.	36,854
360	World Wrestling Entertainment, Inc., Class A	3,506
369	Zagg, Inc.*	1,863
317	Zumiez, Inc.*	10,087
		1,603,196
	Consumer Staples — 3.0%

22	Alico, Inc.	1,015
51	Annie’s, Inc.*	1,984
11	Arden Group, Inc., Class A	1,172
761	B&G Foods, Inc.	21,902
113	Boston Beer Co., Inc. (The), Class A*	17,271
172	Calavo Growers, Inc.	5,110
180	Cal-Maine Foods, Inc.	8,053
551	Casey’s General Stores, Inc.	33,479
84	Central Garden and Pet Co., Class A*	638
159	Chefs’ Warehouse, Inc. (The)*	3,002
67	Coca-Cola Bottling Co. Consolidated	4,006
62	Craft Brew Alliance, Inc.*	470
517	Darling International, Inc.*	10,138
311	Elizabeth Arden, Inc.*	14,648
6	Farmer Bros Co.*	84
277	Female Health Co. (The)	2,579
563	Hain Celestial Group, Inc. (The)*	37,507
88	Harris Teeter Supermarkets, Inc.	4,136
170	Inter Parfums, Inc.	5,097
189	Inventure Foods, Inc.*	1,421
214	J&J Snack Foods Corp.	16,243
267	Lancaster Colony Corp.	22,020
67	Lifeway Foods, Inc.	1,173
139	Limoneira Co.	2,701
178	Medifast, Inc.*	5,128
163	National Beverage Corp.	2,678
42	Natural Grocers by Vitamin Cottage, Inc.*	1,191
100	Nature’s Sunshine Products, Inc.	1,538
40	Orchids Paper Products Co.	1,001
28	Pantry, Inc. (The)*	350
704	Pilgrim’s Pride Corp.*	8,420
267	Post Holdings, Inc.*	11,265
480	Prestige Brands Holdings, Inc.*	14,107
263	Pricesmart, Inc.	22,205
821	Rite Aid Corp.*	2,414
289	Roundy’s, Inc.	2,194
332	Sanderson Farms, Inc.	22,881
568	Snyder’s-Lance, Inc.	14,723
278	Spectrum Brands Holdings, Inc.	16,761
2,109	Star Scientific, Inc.*	3,142
2,325	SUPERVALU, Inc.*	15,020
69	Susser Holdings Corp.*	3,266
250	Synutra International, Inc.*	1,175
331	Tootsie Roll Industries, Inc.	10,400
351	TreeHouse Foods, Inc.*	22,983
707	United Natural Foods, Inc.*	37,414
78	USANA Health Sciences, Inc.*	5,467
605	Vector Group Ltd.	9,710
230	WD-40 Co.	12,475
		463,757
	Energy — 3.4%

1,195	Abraxas Petroleum Corp.*	2,784
127	Alon USA Energy, Inc.	2,325
132	Apco Oil and Gas International, Inc.*	1,621
481	Approach Resources, Inc.*	12,116
758	Berry Petroleum Co., Class A	32,829
22	Bonanza Creek Energy, Inc.*	817
454	BPZ Resources, Inc.*	876
198	C&J Energy Services, Inc.*	3,683
494	Carrizo Oil & Gas, Inc.*	12,676
86	Ceres, Inc.*	186
8	Clayton Williams Energy, Inc.*	349
956	Clean Energy Fuels Corp.*	12,686
169	Contango Oil & Gas Co.	5,912
540	Crosstex Energy, Inc.	10,287
163	CVR Energy, Inc.	10,238
111	Diamondback Energy, Inc.*	3,749
582	Dril-Quip, Inc.*	52,642
628	Endeavour International Corp.*	2,047
831	Energy XXI Bermuda Ltd.	21,216
240	Evolution Petroleum Corp.*	2,546
347	Forum Energy Technologies, Inc.*	10,302

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
766	FX Energy, Inc.*	$3,133
137	GasLog Ltd.	1,835
184	Geospace Technologies Corp.*	15,982
403	Gevo, Inc.*	721
281	Global Geophysical Services, Inc.*	1,003
376	Goodrich Petroleum Corp.*	4,723
84	GulfMark Offshore, Inc., Class A	3,852
370	Gulfport Energy Corp.*	17,645
1,410	Halcon Resources Corp.*	7,445
31	Harvest Natural Resources, Inc.*	90
1,910	ION Geophysical Corp.*	12,205
15	Isramco, Inc.*	1,466
382	KiOR, Inc., Class A*	1,769
3,814	Kodiak Oil & Gas Corp.*	33,487
486	Lufkin Industries, Inc.	42,894
748	Magnum Hunter Resources Corp.*	2,566
169	Matador Resources Co.*	1,687
71	Matrix Service Co.*	1,171
159	Midstates Petroleum Co., Inc.*	1,086
117	Mitcham Industries, Inc.*	1,826
919	Northern Oil and Gas, Inc.*	12,103
138	Nuverra Environmental Solutions, Inc.*	524
1,156	Oasis Petroleum, Inc.*	42,957
101	Panhandle Oil and Gas, Inc., Class A	2,949
15	PHI, Inc. (Non-Voting)*	525
185	Pioneer Energy Services Corp.*	1,291
25	Renewable Energy Group, Inc.*	338
2,215	Rentech, Inc.	4,873
9	REX American Resources Corp.*	251
178	RigNet, Inc.*	4,439
869	Rosetta Resources, Inc.*	40,721
168	Sanchez Energy Corp.*	3,674
294	Saratoga Resources, Inc.*	667
474	Solazyme, Inc.*	5,840
28	Synergy Resources Corp.*	190
419	Targa Resources Corp.	26,992
211	TGC Industries, Inc.	1,779
955	Uranerz Energy Corp.*	1,242
576	Uranium Energy Corp.*	1,233
837	Vaalco Energy, Inc.*	5,123
35	W&T Offshore, Inc.	516
203	Warren Resources, Inc.*	595
462	Western Refining, Inc.	15,417
131	Willbros Group, Inc.*	882
164	ZaZa Energy Corp.*	230
		533,824
	Financials — 4.9%

774	Acadia Realty Trust (REIT)	20,062
30	Alexander’s, Inc. (REIT)	9,132
12	American Safety Insurance Holdings Ltd.*	287
11	AmREIT, Inc. (REIT)	219
59	AmTrust Financial Services, Inc.	1,949
44	Apollo Residential Mortgage, Inc. (REIT)	839
9	Arrow Financial Corp.	222
314	Associated Estates Realty Corp. (REIT)	5,159
309	Bank of the Ozarks, Inc.	13,488
60	Beneficial Mutual Bancorp, Inc.*	513
1,497	BGC Partners, Inc., Class A	8,248
11	BofI Holding, Inc.*	515
38	Bridge Capital Holdings*	577
7	Cascade Bancorp*	40
177	Cash America International, Inc.	8,445
14	Clifton Savings Bancorp, Inc.	166
267	Cohen & Steers, Inc.	10,077
148	Coresite Realty Corp. (REIT)	4,754
106	Credit Acceptance Corp.*	12,069
51	CyrusOne, Inc. (REIT)	1,106
459	DFC Global Corp.*	6,839
39	Diamond Hill Investment Group, Inc.	3,190
6	Donegal Group, Inc., Class A	89
418	DuPont Fabros Technology, Inc. (REIT)	10,128
18	Eagle Bancorp, Inc.*	394
406	EastGroup Properties, Inc. (REIT)	23,861
282	eHealth, Inc.*	6,943
91	Employers Holdings, Inc.	2,251
236	Encore Capital Group, Inc.*	8,418
38	Evercore Partners, Inc., Class A	1,509
478	EZCORP, Inc., Class A*	9,144
1,071	FelCor Lodging Trust, Inc. (REIT)*	6,597
705	Financial Engines, Inc.	30,400
140	First American Financial Corp.	3,343
414	First Cash Financial Services, Inc.*	22,277
17	First Federal Bancshares of Arkansas, Inc.*	166
107	FNB United Corp.*	912
93	GAMCO Investors, Inc., Class A	4,962
1,816	Glimcher Realty Trust (REIT)	21,211
347	Green Dot Corp., Class A*	6,236
421	Greenhill & Co., Inc.	20,970
113	Greenlight Capital Re Ltd., Class A*	2,733
16	Gyrodyne Co. of America, Inc. (REIT)	1,170
13	Hallmark Financial Services, Inc.*	118
12	Heritage Financial Group, Inc.	171
403	HFF, Inc., Class A	7,580
923	Highwoods Properties, Inc. (REIT)	33,616
2	Hingham Institution for Savings	127
25	Homeowners Choice, Inc.	869
44	ICG Group, Inc.*	489
500	Inland Real Estate Corp. (REIT)	5,135
107	Investors Bancorp, Inc.	2,116
35	JAVELIN Mortgage Investment Corp. (REIT)	539
1,490	Ladenburg Thalmann Financial Services, Inc.*	2,354
111	LTC Properties, Inc. (REIT)	4,619
36	Main Street Capital Corp.	1,044
528	MarketAxess Holdings, Inc.	22,894
53	Meadowbrook Insurance Group, Inc.	425
10	Meridian Interstate Bancorp, Inc.*	180
46	MicroFinancial, Inc.	333
275	Monmouth Real Estate Investment Corp., Class A (REIT)	2,821
87	Montpelier Re Holdings Ltd.	2,174
354	National Health Investors, Inc. (REIT)	22,044
277	Nationstar Mortgage Holdings, Inc.*	11,277
61	Navigators Group, Inc. (The)*	3,558
410	Netspend Holdings, Inc.*	6,564
93	Ocwen Financial Corp.*	3,979
18	OFS Capital Corp.	206
1,622	Omega Healthcare Investors, Inc. (REIT)	52,569
229	Oritani Financial Corp.	3,511
4	Penns Woods Bancorp, Inc.	162
248	Portfolio Recovery Associates, Inc.*	37,763

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
367	Potlatch Corp. (REIT)	$16,673
221	PS Business Parks, Inc. (REIT)	16,864
95	Pzena Investment Management, Inc., Class A	644
70	Regional Management Corp.*	1,652
318	Ryman Hospitality Properties, Inc. (REIT)	12,167
109	Saul Centers, Inc. (REIT)	4,882
89	Silver Bay Realty Trust Corp. (REIT)	1,587
403	Sovran Self Storage, Inc. (REIT)	26,143
90	Spirit Realty Capital, Inc. (REIT)	1,806
32	State Auto Financial Corp.	584
381	Stifel Financial Corp.*	13,712
2,218	Strategic Hotels & Resorts, Inc. (REIT)*	17,833
519	Sun Communities, Inc. (REIT)	25,934
191	Tejon Ranch Co.*	5,761
507	Texas Capital Bancshares, Inc.*	22,389
307	Tower Group International Ltd.	5,934
53	Tree.com, Inc.	1,045
39	UMH Properties, Inc. (REIT)	411
107	Universal Health Realty Income Trust (REIT)	4,833
31	Universal Insurance Holdings, Inc.	207
274	Urstadt Biddle Properties, Inc., Class A (REIT)	5,770
46	Virtus Investment Partners, Inc.*	10,666
303	Washington Real Estate Investment Trust (REIT)	8,429
222	Westamerica Bancorp.	9,997
96	Westwood Holdings Group, Inc.	4,103
18	WhiteHorse Finance, Inc.	277
848	WisdomTree Investments, Inc.*	10,549
141	World Acceptance Corp.*	13,023
15	ZAIS Financial Corp. (REIT)	268
		764,990
	Health Care — 13.3%

314	Abaxis, Inc.	13,819
484	Abiomed, Inc.*	10,440
390	Acadia Healthcare Co., Inc.*	13,022
815	Accretive Health, Inc.*	9,275
1,032	Accuray, Inc.*	5,542
1,052	Achillion Pharmaceuticals, Inc.*	8,774
580	Acorda Therapeutics, Inc.*	19,401
175	Acura Pharmaceuticals, Inc.*	395
408	Aegerion Pharmaceuticals, Inc.*	29,715
523	Affymax, Inc.*	1,083
216	Agenus, Inc.*	870
557	Air Methods Corp.	20,854
823	Akorn, Inc.*	11,958
1,040	Align Technology, Inc.*	37,180
1,772	Alkermes plc*	55,375
796	Alnylam Pharmaceuticals, Inc.*	24,381
245	AMAG Pharmaceuticals, Inc.*	4,532
436	Amicus Therapeutics, Inc.*	1,452
354	AMN Healthcare Services, Inc.*	4,740
372	Ampio Pharmaceuticals, Inc.*	2,113
150	Amsurg Corp.*	5,329
267	Anacor Pharmaceuticals, Inc.*	1,460
177	Analogic Corp.	14,070
170	Anika Therapeutics, Inc.*	2,509
1,548	Antares Pharma, Inc.*	6,285
2,777	Arena Pharmaceuticals, Inc.*	24,549
852	Arqule, Inc.*	2,309
1,681	Array BioPharma, Inc.*	9,817
331	ArthroCare Corp.*	11,231
519	athenahealth, Inc.*	43,881
261	AtriCure, Inc.*	2,362
23	Atrion Corp.	5,071
700	Auxilium Pharmaceuticals, Inc.*	10,444
1,932	AVANIR Pharmaceuticals, Inc., Class A*	6,414
613	AVEO Pharmaceuticals, Inc.*	1,569
213	BG Medicine, Inc.*	383
769	BioCryst Pharmaceuticals, Inc.*	1,315
389	BioDelivery Sciences International, Inc.*	1,712
356	Bio-Reference Labs, Inc.*	10,983
198	BioScrip, Inc.*	2,768
72	BioSpecifics Technologies Corp.*	1,144
489	BioTime, Inc.*	2,323
870	Cadence Pharmaceuticals, Inc.*	5,786
222	Cambrex Corp.*	3,055
307	Cantel Medical Corp.	10,450
352	Capital Senior Living Corp.*	9,240
267	Cardiovascular Systems, Inc.*	5,487
1,166	Celldex Therapeutics, Inc.*	14,913
61	Cempra, Inc.*	490
745	Centene Corp.*	36,878
949	Cepheid, Inc.*	32,987
894	Cerus Corp.*	4,595
278	Chemed Corp.	19,466
92	ChemoCentryx, Inc.*	1,243
198	Clovis Oncology, Inc.*	7,243
160	Computer Programs & Systems, Inc.	8,013
479	Conceptus, Inc.*	14,839
712	Corcept Therapeutics, Inc.*	1,296
293	Coronado Biosciences, Inc.*	2,895
89	Corvel Corp.*	4,622
917	Cubist Pharmaceuticals, Inc.*	50,389
89	Cumberland Pharmaceuticals, Inc.*	432
883	Curis, Inc.*	3,311
399	Cyberonics, Inc.*	19,036
90	Cynosure, Inc., Class A*	2,242
700	Cytori Therapeutics, Inc.*	1,722
2,229	Dendreon Corp.*	8,916
806	Depomed, Inc.*	4,643
10	Derma Sciences, Inc.*	133
992	DexCom, Inc.*	20,663
771	Discovery Laboratories, Inc.*	1,380
146	Durata Therapeutics, Inc.*	1,073
1,580	Dyax Corp.*	4,961
2,337	Dynavax Technologies Corp.*	6,100
76	Emergent Biosolutions, Inc.*	1,079
467	Emeritus Corp.*	11,871
428	Endocyte, Inc.*	5,859
801	Endologix, Inc.*	10,765
157	Ensign Group, Inc. (The)	5,663
522	EnteroMedics, Inc.*	689
921	Exact Sciences Corp.*	10,352
29	Exactech, Inc.*	528
81	ExamWorks Group, Inc.*	1,511
2,653	Exelixis, Inc.*	12,841
352	Fluidigm Corp.*	5,998
107	Furiex Pharmaceuticals, Inc.*	3,956
232	Genomic Health, Inc.*	8,463
101	Globus Medical, Inc., Class A*	1,475
90	Greenway Medical Technologies, Inc.*	1,080
323	GTx, Inc.*	1,909
733	Haemonetics Corp.*	30,258

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,299	Halozyme Therapeutics, Inc.*	$9,184
794	Hansen Medical, Inc.*	1,358
24	Harvard Bioscience, Inc.*	122
1,065	HealthSouth Corp.*	31,194
283	HealthStream, Inc.*	7,579
236	HeartWare International, Inc.*	21,540
60	Hi-Tech Pharmacal Co., Inc.	1,918
1,244	HMS Holdings Corp.*	30,976
305	Horizon Pharma, Inc.*	723
50	Hyperion Therapeutics, Inc.*	1,004
165	ICU Medical, Inc.*	11,779
1,153	Idenix Pharmaceuticals, Inc.*	5,465
740	ImmunoCellular Therapeutics Ltd.*	1,806
941	ImmunoGen, Inc.*	17,286
1,044	Immunomedics, Inc.*	4,082
970	Impax Laboratories, Inc.*	18,382
432	Infinity Pharmaceuticals, Inc.*	11,642
756	Insulet Corp.*	22,574
161	Integra LifeSciences Holdings Corp.*	6,100
55	Intercept Pharmaceuticals, Inc.*	1,839
658	InterMune, Inc.*	6,501
240	IPC The Hospitalist Co., Inc.*	11,702
1,211	Ironwood Pharmaceuticals, Inc.*	16,167
1,616	Isis Pharmaceuticals, Inc.*	34,986
601	Jazz Pharmaceuticals plc*	40,850
102	KaloBios Pharmaceuticals, Inc.*	577
1,178	Keryx Biopharmaceuticals, Inc.*	9,436
59	KYTHERA Biopharmaceuticals, Inc.*	1,262
137	Landauer, Inc.	7,286
1,316	Lexicon Pharmaceuticals, Inc.*	3,145
12	LHC Group, Inc.*	264
252	Ligand Pharmaceuticals, Inc., Class B*	7,537
64	LipoScience, Inc.*	432
603	Luminex Corp.*	11,620
21	Magellan Health Services, Inc.*	1,145
570	MAKO Surgical Corp.*	7,045
1,947	MannKind Corp.*	12,986
723	Masimo Corp.	15,653
282	MedAssets, Inc.*	4,625
798	Medicines Co. (The)*	25,704
338	Medidata Solutions, Inc.*	23,329
658	Merge Healthcare, Inc.*	2,171
597	Meridian Bioscience, Inc.	12,901
35	Merit Medical Systems, Inc.*	345
220	Merrimack Pharmaceuticals, Inc.*	1,219
36	Molina Healthcare, Inc.*	1,361
262	Momenta Pharmaceuticals, Inc.*	3,448
184	MWI Veterinary Supply, Inc.*	22,358
127	National Research Corp., Class A*	2,076
261	Natus Medical, Inc.*	3,677
1,546	Navidea Biopharmaceuticals, Inc.*	3,741
1,178	Nektar Therapeutics*	11,156
341	Neogen Corp.*	18,574
960	Neurocrine Biosciences, Inc.*	12,413
226	NewLink Genetics Corp.*	3,686
1,878	Novavax, Inc.*	3,587
893	NPS Pharmaceuticals, Inc.*	14,065
154	NuVasive, Inc.*	3,345
749	NxStage Medical, Inc.*	10,449
431	Omeros Corp.*	2,284
57	Omnicell, Inc.*	1,033
210	OncoGenex Pharmaceutical, Inc.*	2,163
827	Oncothyreon, Inc.*	1,530
1,546	Opko Health, Inc.*	10,219
681	Optimer Pharmaceuticals, Inc.*	10,133
784	OraSure Technologies, Inc.*	3,434
1,193	Orexigen Therapeutics, Inc.*	7,552
217	Orthofix International N.V.*	5,998
238	Osiris Therapeutics, Inc.*	2,675
786	Owens & Minor, Inc.	26,865
267	Pacira Pharmaceuticals, Inc.*	7,823
550	Pain Therapeutics, Inc.*	1,469
823	PAREXEL International Corp.*	37,603
13	PDI, Inc.*	57
1,749	PDL BioPharma, Inc.	14,429
146	Pernix Therapeutics Holdings*	527
830	Pharmacyclics, Inc.*	76,061
160	PhotoMedex, Inc.*	2,610
385	Pozen, Inc.*	2,041
661	Progenics Pharmaceuticals, Inc.*	2,631
46	Providence Service Corp. (The)*	1,213
572	Quality Systems, Inc.	10,227
778	Questcor Pharmaceuticals, Inc.	26,584
408	Quidel Corp.*	9,755
802	Raptor Pharmaceutical Corp.*	6,087
151	Regulus Therapeutics, Inc.*	1,353
402	Repligen Corp.*	3,329
270	Repros Therapeutics, Inc.*	4,676
1,007	Rigel Pharmaceuticals, Inc.*	4,652
135	Rochester Medical Corp.*	1,921
540	Rockwell Medical, Inc.*	2,230
50	RTI Biologics, Inc.*	203
136	Sagent Pharmaceuticals, Inc.*	2,449
761	Sangamo Biosciences, Inc.*	6,088
792	Santarus, Inc.*	17,638
822	Sciclone Pharmaceuticals, Inc.*	3,954
1,375	Seattle Genetics, Inc.*	47,190
1,263	Sequenom, Inc.*	5,229
509	SIGA Technologies, Inc.*	1,899
258	Skilled Healthcare Group, Inc., Class A*	1,829
588	Spectranetics Corp. (The)*	10,996
861	Spectrum Pharmaceuticals, Inc.	7,069
525	Staar Surgical Co.*	4,673
617	STERIS Corp.	27,975
157	Sucampo Pharmaceuticals, Inc., Class A*	1,330
429	Sunesis Pharmaceuticals, Inc.*	2,312
42	SurModics, Inc.*	997
165	Symmetry Medical, Inc.*	1,539
163	Synageva BioPharma Corp.*	6,719
753	Synergy Pharmaceuticals, Inc.*	3,840
575	Synta Pharmaceuticals Corp.*	4,244
411	Team Health Holdings, Inc.*	16,058
64	TESARO, Inc.*	2,189
878	Theravance, Inc.*	30,765
651	Threshold Pharmaceuticals, Inc.*	3,724
182	Tornier N.V.*	2,877
21	Transcept Pharmaceuticals, Inc.*	62
445	Trius Therapeutics, Inc.*	3,413
170	U.S. Physical Therapy, Inc.	4,777
1,300	Unilife Corp.*	4,290
48	Utah Medical Products, Inc.	2,221
408	Vanda Pharmaceuticals, Inc.*	3,725
398	Vanguard Health Systems, Inc.*	5,301
236	Vascular Solutions, Inc.*	3,580
284	Ventrus Biosciences, Inc.*	733
91	Verastem, Inc.*	870
1,006	Vical, Inc.*	3,521
1,443	Vivus, Inc.*	21,212

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
43	Vocera Communications, Inc.*	$635
771	Volcano Corp.*	14,726
301	WellCare Health Plans, Inc.*	15,694
313	West Pharmaceutical Services, Inc.	21,456
534	XenoPort, Inc.*	2,937
1,039	XOMA Corp.*	4,364
104	ZELTIQ Aesthetics, Inc.*	540
962	ZIOPHARM Oncology, Inc.*	2,107
789	Zogenix, Inc.*	1,176
		2,067,312
	Industrials — 11.4%

310	A. O. Smith Corp.	12,152
130	A.T. Cross Co., Class A*	1,820
269	AAON, Inc.	8,942
719	Acacia Research Corp.	17,975
750	ACCO Brands Corp.*	5,362
90	Aceto Corp.	1,146
259	Acorn Energy, Inc.	2,292
203	Actuant Corp., Class A	6,902
613	Acuity Brands, Inc.	46,018
497	Advisory Board Co. (The)*	26,247
80	Aegion Corp.*	1,826
150	Aerovironment, Inc.*	3,010
974	Alaska Air Group, Inc.*	55,343
216	Allegiant Travel Co.	19,982
213	Altra Holdings, Inc.	6,136
222	Ameresco, Inc., Class A*	1,834
23	American Science & Engineering, Inc.	1,381
58	American Superconductor Corp.*	154
23	American Woodmark Corp.*	835
562	Applied Industrial Technologies, Inc.	27,015
91	ARC Document Solutions, Inc.*	348
31	Argan, Inc.	504
175	Astronics Corp.*	6,281
1,536	Avis Budget Group, Inc.*	50,934
365	AZZ, Inc.	15,140
101	Barrett Business Services, Inc.	5,891
678	Beacon Roofing Supply, Inc.*	27,947
586	Belden, Inc.	31,322
708	Blount International, Inc.*	9,501
86	BlueLinx Holdings, Inc.*	212
684	Brink’s Co. (The)	18,352
651	Builders FirstSource, Inc.	4,388
84	CAI International, Inc.*	2,149
4,320	Capstone Turbine Corp.*	5,011
33	Casella Waste Systems, Inc., Class A*	132
33	CDI Corp.	450
92	Ceco Environmental Corp.	1,110
290	Celadon Group, Inc.	5,658
433	Chart Industries, Inc.*	42,122
19	CIRCOR International, Inc.	971
727	CLARCOR, Inc.	39,432
126	Coleman Cable, Inc.	2,344
159	Comfort Systems USA, Inc.	2,197
353	Commercial Vehicle Group, Inc.*	2,775
2	Compx International, Inc.	25
485	Corporate Executive Board Co. (The)	29,677
96	CPI Aerostructures, Inc.*	947
123	Cubic Corp.	5,855
495	Deluxe Corp.	18,513
362	DigitalGlobe, Inc.*	10,943
127	DXP Enterprises, Inc.*	7,502
425	Dycom Industries, Inc.*	9,669
71	Dynamic Materials Corp.	1,143
214	Echo Global Logistics, Inc.*	3,824
54	Edgen Group, Inc.*	356
143	EnerNOC, Inc.*	1,913
253	EnerSys*	12,607
90	Enphase Energy, Inc.*	695
156	EnPro Industries, Inc.*	7,858
124	ESCO Technologies, Inc.	3,983
59	ExOne Co. (The)*	2,928
194	Exponent, Inc.	10,864
88	Federal Signal Corp.*	772
147	Flow International Corp.*	584
421	Forward Air Corp.	16,322
129	Franklin Covey Co.*	1,779
643	Franklin Electric Co., Inc.	21,740
565	FuelCell Energy, Inc.*	718
686	GenCorp, Inc.*	9,384
164	Generac Holdings, Inc.	6,642
642	Genesee & Wyoming, Inc., Class A*	57,170
220	Gorman-Rupp Co. (The)	6,437
194	GP Strategies Corp.*	4,852
144	Graham Corp.	4,032
95	Great Lakes Dredge & Dock Corp.	788
231	H&E Equipment Services, Inc.	5,170
403	Hawaiian Holdings, Inc.*	2,402
972	Healthcare Services Group, Inc.	22,055
537	Heartland Express, Inc.	7,706
762	HEICO Corp.	38,542
111	Heritage-Crystal Clean, Inc.*	1,671
844	Herman Miller, Inc.	23,725
1,441	Hexcel Corp.*	50,104
20	Hill International, Inc.*	59
623	HNI Corp.	22,908
92	Houston Wire & Cable Co.	1,289
537	Hub Group, Inc., Class A*	19,498
332	Huron Consulting Group, Inc.*	14,844
648	II-VI, Inc.*	10,757
483	InnerWorkings, Inc.*	5,236
328	Insperity, Inc.	9,892
15	Insteel Industries, Inc.	269
848	Interface, Inc.	14,246
88	Intersections, Inc.	812
419	John Bean Technologies Corp.	9,050
382	Kaman Corp.	12,954
152	KEYW Holding Corp. (The)*	2,242
361	Kforce, Inc.	5,375
837	Knight Transportation, Inc.	14,346
483	Knoll, Inc.	7,564
184	Lindsay Corp.	14,950
15	LMI Aerospace, Inc.*	285
793	MasTec, Inc.*	25,217
185	McGrath RentCorp	6,111
330	Meritor, Inc.*	2,389
16	Met-Pro Corp.	215
271	Middleby Corp.*	44,306
399	Mine Safety Appliances Co.	19,918
226	Mistras Group, Inc.*	4,832
74	Moog, Inc., Class A*	3,705
47	Mueller Industries, Inc.	2,559
1,481	Mueller Water Products, Inc., Class A	11,270
12	Multi-Color Corp.	353
164	MYR Group, Inc.*	3,319
7	National Presto Industries, Inc.	538
112	Nortek, Inc.*	7,913
1,121	Odyssey Marine Exploration, Inc.*	3,677

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,031	Old Dominion Freight Line, Inc.*	$44,395
40	Omega Flex, Inc.	539
621	On Assignment, Inc.*	16,171
59	Pacer International, Inc.*	360
118	Park-Ohio Holdings Corp.*	4,388
57	Patrick Industries, Inc.*	1,111
77	Performant Financial Corp.*	849
140	PGT, Inc.*	1,155
55	Powell Industries, Inc.*	2,600
4	Preformed Line Products Co.	278
117	Primoris Services Corp.	2,493
76	Proto Labs, Inc.*	4,198
116	Quality Distribution, Inc.*	1,057
13	Rand Logistics, Inc.*	73
525	Raven Industries, Inc.	15,902
321	RBC Bearings, Inc.*	15,716
385	Republic Airways Holdings, Inc.*	4,131
91	Rexnord Corp.*	1,815
109	Roadrunner Transportation Systems, Inc.*	3,019
281	RPX Corp.*	4,311
43	Saia, Inc.*	2,055
15	SIFCO Industries, Inc.	231
59	Simpson Manufacturing Co., Inc.	1,727
48	SkyWest, Inc.	673
92	SolarCity Corp.*	4,163
602	Spirit Airlines, Inc.*	18,319
227	Standard Parking Corp.*	5,064
42	Standex International Corp.	2,191
152	Steelcase, Inc., Class A	2,104
24	Sterling Construction Co., Inc.*	248
299	Sun Hydraulics Corp.	9,703
1,143	Swift Transportation Co.*	19,248
102	Sypris Solutions, Inc.	337
212	TAL International Group, Inc.*	8,959
744	Taser International, Inc.*	7,061
288	Team, Inc.*	10,388
185	Teledyne Technologies, Inc.*	14,286
273	Tennant Co.	13,470
748	Tetra Tech, Inc.*	20,622
200	Textainer Group Holdings Ltd.	7,498
213	Thermon Group Holdings, Inc.*	4,211
774	Titan International, Inc.	18,057
245	Titan Machinery, Inc.*	5,025
93	TMS International Corp., Class A	1,411
187	TRC Cos., Inc.*	1,107
216	Trex Co., Inc.*	12,003
429	Trimas Corp.*	13,835
427	TrueBlue, Inc.*	10,052
34	United Stationers, Inc.	1,173
2,349	US Airways Group, Inc.*	41,272
166	US Ecology, Inc.	4,545
1,072	USG Corp.*	29,298
51	Vicor Corp.*	275
989	Wabash National Corp.*	10,384
66	WageWorks, Inc.*	1,912
426	Watsco, Inc.	37,168
551	Werner Enterprises, Inc.	13,792
64	Wesco Aircraft Holdings, Inc.*	1,123
1,001	Woodward, Inc.	39,189
255	XPO Logistics, Inc.*	4,241
		1,759,319
	Information Technology — 13.3%

1,230	3D Systems Corp.*	59,680
575	ACI Worldwide, Inc.*	26,743
593	Active Network, Inc. (The)*	3,967
668	Actuate Corp.*	4,509
858	ADTRAN, Inc.	19,837
457	Advent Software, Inc.*	15,163
32	Ambarella, Inc.*	517
39	Ambient Corp.*	67
339	American Software, Inc., Class A	2,881
25	Anaren, Inc.*	600
515	Angie’s List, Inc.*	12,082
249	Anixter International, Inc.*	19,106
214	ARRIS Group, Inc.*	3,238
1,618	Aruba Networks, Inc.*	24,173
2	ASML Holding N.V.	140
1,278	Aspen Technology, Inc.*	39,132
29	ATMI, Inc.*	692
15	Audience, Inc.*	210
109	AVG Technologies N.V.*	1,987
152	Aware, Inc.	828
210	Badger Meter, Inc.	9,358
587	Bankrate, Inc.*	8,400
150	Bazaarvoice, Inc.*	1,123
653	Blackbaud, Inc.	19,812
89	Blucora, Inc.*	1,624
157	Bottomline Technologies (de), Inc.*	4,338
81	Brightcove, Inc.*	606
398	BroadSoft, Inc.*	11,033
341	Cabot Microelectronics Corp.*	12,191
27	CACI International, Inc., Class A*	1,732
507	CalAmp Corp.*	6,677
195	Calix, Inc.*	2,044
539	Callidus Software, Inc.*	3,239
163	Carbonite, Inc.*	1,723
638	Cardtronics, Inc.*	18,202
148	Cass Information Systems, Inc.	6,642
719	Cavium, Inc.*	23,554
254	CEVA, Inc.*	4,260
1,083	Ciena Corp.*	18,129
933	Cirrus Logic, Inc.*	17,027
620	Cognex Corp.	27,857
100	Coherent, Inc.	5,740
646	CommVault Systems, Inc.*	45,220
169	Computer Task Group, Inc.	3,772
511	comScore, Inc.*	10,108
317	Comverse, Inc.*	9,466
440	Constant Contact, Inc.*	6,565
487	Cornerstone OnDemand, Inc.*	19,792
408	CoStar Group, Inc.*	45,618
570	Cray, Inc.*	10,380
283	CSG Systems International, Inc.*	6,121
127	Daktronics, Inc.	1,304
221	Datalink Corp.*	2,533
548	Dealertrack Technologies, Inc.*	17,668
323	Demand Media, Inc.*	2,768
90	Demandware, Inc.*	2,755
612	Dice Holdings, Inc.*	5,520
103	Digimarc Corp.	2,370
265	DTS, Inc.*	5,236
49	E2open, Inc.*	716
307	Ebix, Inc.	6,091
293	Echelon Corp.*	689
27	Electro Rent Corp.	459
53	Electronics for Imaging, Inc.*	1,478
364	Ellie Mae, Inc.*	8,150
300	Envestnet, Inc.*	6,894
31	Envivio, Inc.*	51
75	EPAM Systems, Inc.*	1,737

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
36	EPIQ Systems, Inc.	$437
66	Exa Corp.*	553
148	ExactTarget, Inc.*	3,405
71	Exar Corp.*	801
338	ExlService Holdings, Inc.*	9,914
1,362	Extreme Networks*	4,849
496	Fair Isaac Corp.	24,344
458	FalconStor Software, Inc.*	614
245	FARO Technologies, Inc.*	9,168
516	FEI Co.	37,157
94	Fleetmatics Group plc*	2,796
185	Forrester Research, Inc.	6,703
952	Global Cash Access Holdings, Inc.*	6,283
258	Globecomm Systems, Inc.*	3,305
778	Glu Mobile, Inc.*	2,108
23	GSI Group, Inc.*	187
1,452	GT Advanced Technologies, Inc.*	6,461
207	Guidance Software, Inc.*	1,909
296	Guidewire Software, Inc.*	12,124
356	Hackett Group, Inc. (The)	1,794
530	Heartland Payment Systems, Inc.	16,992
396	Higher One Holdings, Inc.*	4,316
456	Hittite Microwave Corp.*	24,752
465	iGATE Corp.*	6,747
380	Immersion Corp.*	5,837
150	Imperva, Inc.*	5,974
1,501	Infinera Corp.*	15,806
113	Infoblox, Inc.*	2,749
321	Innodata, Inc.*	1,014
137	Inphi Corp.*	1,399
212	Interactive Intelligence Group, Inc.*	10,642
593	InterDigital, Inc.	27,272
110	Intermec, Inc.*	1,085
211	Intermolecular, Inc.*	1,802
388	Internap Network Services Corp.*	3,096
553	InvenSense, Inc.*	7,123
697	Ipass, Inc.*	1,185
644	Ixia*	10,124
483	j2 Global, Inc.	19,750
249	Jive Software, Inc.*	4,208
27	Key Tronic Corp.*	307
191	KVH Industries, Inc.*	2,519
815	Lionbridge Technologies, Inc.*	2,412
341	Liquidity Services, Inc.*	13,643
284	Littelfuse, Inc.	20,871
796	LivePerson, Inc.*	7,355
319	LogMeIn, Inc.*	8,119
15	M/A-COM Technology Solutions Holdings, Inc.*	209
294	Manhattan Associates, Inc.*	22,059
284	Market Leader, Inc.*	3,039
138	Mattersight Corp.*	431
491	MAXIMUS, Inc.	36,643
56	MaxLinear, Inc., Class A*	353
422	Maxwell Technologies, Inc.*	3,051
193	Measurement Specialties, Inc.*	8,579
42	MeetMe, Inc.*	63
738	MEMC Electronic Materials, Inc.*	5,956
728	Mentor Graphics Corp.	13,825
38	Mesa Laboratories, Inc.	2,012
703	Micrel, Inc.	6,995
1,286	Microsemi Corp.*	28,202
123	MicroStrategy, Inc., Class A*	11,252
156	Millennial Media, Inc.*	1,231
88	MoneyGram International, Inc.*	1,732
466	Monolithic Power Systems, Inc.	11,450
529	Monotype Imaging Holdings, Inc.	12,040
568	Move, Inc.*	6,470
233	MTS Systems Corp.	14,064
26	Multi-Fineline Electronix, Inc.*	413
325	Neonode, Inc.*	1,765
246	NETGEAR, Inc.*	8,187
531	Netscout Systems, Inc.*	12,930
933	NIC, Inc.	15,600
168	Numerex Corp., Class A*	1,848
70	NVE Corp.*	3,621
327	OpenTable, Inc.*	21,811
287	OSI Systems, Inc.*	16,600
1,157	Parkervision, Inc.*	5,045
349	PDF Solutions, Inc.*	6,397
249	Pegasystems, Inc.	8,050
32	Peregrine Semiconductor Corp.*	347
356	Perficient, Inc.*	4,486
206	Plantronics, Inc.	9,517
221	Plexus Corp.*	6,449
602	PLX Technology, Inc.*	2,721
411	Power Integrations, Inc.	17,546
337	PRGX Global, Inc.*	1,847
297	Procera Networks, Inc.*	4,384
87	Proofpoint, Inc.*	1,757
316	PROS Holdings, Inc.*	9,142
1,730	PTC, Inc.*	43,440
81	QAD, Inc., Class A	1,015
1,235	QLIK Technologies, Inc.*	37,989
322	QLogic Corp.*	3,136
91	Qualys, Inc.*	1,274
203	Quantum Corp.*	315
557	QuickLogic Corp.*	1,315
115	Rambus, Inc.*	906
516	RealD, Inc.*	7,786
519	RealPage, Inc.*	9,882
517	Responsys, Inc.*	5,056
495	RF Micro Devices, Inc.*	2,732
1	Riverbed Technology, Inc.*	15
100	Rogers Corp.*	4,627
81	Rosetta Stone, Inc.*	1,379
53	Ruckus Wireless, Inc.*	664
1,783	Sapient Corp.*	22,965
258	SciQuest, Inc.*	5,921
948	Semtech Corp.*	34,640
718	ServiceSource International, Inc.*	5,852
613	ShoreTel, Inc.*	2,477
26	Silicon Graphics International Corp.*	393
934	Silicon Image, Inc.*	5,688
271	Sonus Networks, Inc.*	870
451	Sourcefire, Inc.*	25,238
186	Spark Networks, Inc.*	1,518
179	SPS Commerce, Inc.*	9,661
134	SS&C Technologies Holdings, Inc.*	4,238
194	Stamps.com, Inc.*	7,395
265	SunPower Corp.*	5,114
377	Super Micro Computer, Inc.*	3,887
494	Support.com, Inc.*	2,361
92	Synacor, Inc.*	347
487	Synaptics, Inc.*	20,094
400	Synchronoss Technologies, Inc.*	12,540
223	Syntel, Inc.	14,252
1,132	Take-Two Interactive Software, Inc.*	18,836
432	Tangoe, Inc.*	6,441
145	Telular Corp.	1,818
40	Tessco Technologies, Inc.	914
902	TiVo, Inc.*	11,672

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
103	Travelzoo, Inc.*	$2,960
83	Trulia, Inc.*	2,551
436	Tyler Technologies, Inc.*	30,088
143	Ubiquiti Networks, Inc.	2,704
414	Ultimate Software Group, Inc.*	46,078
401	Ultratech, Inc.*	14,620
323	Unisys Corp.*	6,670
575	Universal Display Corp.*	17,123
1,249	Unwired Planet, Inc.*	2,573
653	ValueClick, Inc.*	17,200
184	VASCO Data Security International, Inc.*	1,542
145	Veeco Instruments, Inc.*	6,147
565	Verint Systems, Inc.*	18,967
543	ViaSat, Inc.*	38,043
607	VirnetX Holding Corp.*	14,380
269	Virtusa Corp.*	6,311
494	Vistaprint N.V.*	22,699
299	Vocus, Inc.*	2,613
367	Volterra Semiconductor Corp.*	5,160
507	Web.com Group, Inc.*	10,642
539	Websense, Inc.*	13,394
562	WEX, Inc.*	41,515
379	XO Group, Inc.*	3,919
95	Xoom Corp.*	1,768
128	Yelp, Inc.*	3,816
53	Zillow, Inc., Class A*	2,975
882	Zix Corp.*	3,519
44	Zygo Corp.*	700
		2,063,794
	Materials — 3.1%

130	ADA-ES, Inc.*	4,855
60	AEP Industries, Inc.*	5,009
323	AK Steel Holding Corp.*	1,121
344	AMCOL International Corp.	10,998
403	American Vanguard Corp.	12,275
289	Arabian American Development Co.*	2,139
824	Axiall Corp.	35,556
423	Balchem Corp.	20,308
172	Berry Plastics Group, Inc.*	3,614
79	Boise Cascade Co.*	2,375
333	Buckeye Technologies, Inc.	12,411
657	Calgon Carbon Corp.*	11,865
992	Chemtura Corp.*	22,747
256	Clearwater Paper Corp.*	12,244
604	Coeur Mining, Inc.*	8,571
158	Deltic Timber Corp.	9,970
707	Eagle Materials, Inc.	52,141
716	Flotek Industries, Inc.*	12,451
148	General Moly, Inc.*	318
62	Globe Specialty Metals, Inc.	761
432	Gold Resource Corp.	4,147
116	GSE Holding, Inc.*	741
722	H.B. Fuller Co.	30,014
69	Handy & Harman Ltd.*	1,113
132	Hawkins, Inc.	5,264
147	Haynes International, Inc.	7,194
1,054	Headwaters, Inc.*	11,183
315	Innophos Holdings, Inc.	15,933
41	Innospec, Inc.	1,682
113	KMG Chemicals, Inc.	2,510
300	Koppers Holdings, Inc.	12,351
92	Landec Corp.*	1,292
156	LSB Industries, Inc.*	5,268
26	Materion Corp.	775
1,850	Midway Gold Corp.*	1,998
485	Myers Industries, Inc.	7,134
138	Neenah Paper, Inc.	4,335
482	Noranda Aluminum Holding Corp.	1,947
795	Olin Corp.	19,819
668	OMNOVA Solutions, Inc.*	4,950
104	P. H. Glatfelter Co.	2,572
1,994	Paramount Gold and Silver Corp.*	2,991
1,019	PolyOne Corp.	26,178
52	Quaker Chemical Corp.	3,369
334	Schweitzer-Mauduit International, Inc.	16,052
244	Stepan Co.	13,183
715	SunCoke Energy, Inc.*	11,083
170	U.S. Silica Holdings, Inc.	3,755
24	United States Lime & Minerals, Inc.*	1,197
778	US Antimony Corp.*	1,113
605	Wausau Paper Corp.	7,066
133	Zep, Inc.	2,205
		472,143
	Telecommunication Services — 0.5%

1,023	8x8, Inc.*	8,460
130	Atlantic Tele-Network, Inc.	6,470
229	Boingo Wireless, Inc.*	1,660
26	Cbeyond, Inc.*	223
1,083	Cincinnati Bell, Inc.*	3,726
678	Cogent Communications Group, Inc.	18,638
376	Consolidated Communications Holdings, Inc.	6,400
257	Fairpoint Communications, Inc.*	2,185
534	General Communication, Inc., Class A*	4,640
195	HickoryTech Corp.	2,044
205	IDT Corp., Class B	3,565
505	inContact, Inc.*	3,666
101	Iridium Communications, Inc.*	720
200	Leap Wireless International, Inc.*	1,130
220	Lumos Networks Corp.	3,023
142	magicJack VocalTec Ltd.*	2,120
215	NTELOS Holdings Corp.	3,520
257	ORBCOMM, Inc.*	1,007
167	Premiere Global Services, Inc.*	2,012
176	Primus Telecommunications Group, Inc.	2,086
818	Towerstream Corp.*	2,102
		79,397
	Utilities — 0.2%

336	American DG Energy, Inc.*	541
29	American States Water Co.	1,541
149	Atlantic Power Corp.	708
175	Cadiz, Inc.*	1,029
339	California Water Service Group	6,689
101	Connecticut Water Service, Inc.	2,865
72	Ormat Technologies, Inc.	1,643
32	Otter Tail Corp.	874
92	Piedmont Natural Gas Co., Inc.	3,109
68	SJW Corp.	1,839
101	South Jersey Industries, Inc.	5,900

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
140	York Water Co.	$2,671
		29,409
	Total Common Stocks (Cost $9,428,673)	9,837,141

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

24	Stellus Capital Investment Corp.	361

	Total Investment Company (Cost $370)	361

Principal Amount
	U.S. Government & Agency Securities (a) — 9.4%
	Federal Home Loan Bank
$1,062,990	0.00%, due 06/03/13	1,062,990
	U.S. Treasury Bill
400,000	0.00%, due 06/13/13	399,992
	Total U.S. Government & Agency Securities (Cost $1,462,982)	1,462,982

	Repurchase Agreements (a)(b) — 18.2%
2,811,818	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $2,811,830	2,811,818
	Total Repurchase Agreements (Cost $2,811,818)	2,811,818

	Total Investment Securities (Cost $13,703,843) — 91.1%	14,112,302
	Other assets less liabilities — 8.9%	1,377,935
	Net Assets — 100.0%	$15,490,237

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $872,511.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,861
Aggregate gross unrealized depreciation	(306,816)
Net unrealized appreciation	$187,045
Federal income tax cost of investments	$13,925,257

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	$23,739	$2,104

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	2,740,634	81,966

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	6,869,395	20,460

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	6,346,101	788,820

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	748,987	48,385

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	4,165,158	444,694

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Russell 2000 Growth Index Fund	247,009	(1,821)

		$1,384,608

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Financials

Shares		Value
	Common Stocks (a) — 70.5%
	Capital Markets — 8.0%

9,224	Affiliated Managers Group, Inc.*	$1,512,736
35,697	Ameriprise Financial, Inc.	2,910,020
204,124	Bank of New York Mellon Corp. (The)	6,135,967
22,065	BlackRock, Inc.	6,160,548
192,822	Charles Schwab Corp. (The)	3,829,445
50,065	E*TRADE Financial Corp.*	582,256
21,132	Eaton Vance Corp.	877,189
16,489	Federated Investors, Inc., Class B	456,251
24,236	Franklin Resources, Inc.	3,751,975
76,768	Goldman Sachs Group, Inc. (The)	12,442,557
4,507	Greenhill & Co., Inc.	224,494
77,358	Invesco Ltd.	2,610,059
33,399	Janus Capital Group, Inc.	292,909
20,136	Legg Mason, Inc.	705,565
240,860	Morgan Stanley	6,238,274
38,181	Northern Trust Corp.	2,220,225
19,818	Raymond James Financial, Inc.	871,398
23,625	SEI Investments Co.	723,161
80,156	State Street Corp.	5,304,724
10,293	Stifel Financial Corp.*	370,445
45,441	T. Rowe Price Group, Inc.	3,447,154
40,461	TD Ameritrade Holding Corp.	948,406
15,017	Waddell & Reed Financial, Inc., Class A	691,383
		63,307,141
	Commercial Banks — 11.4%

29,473	Associated Banc-Corp	454,179
14,600	BancorpSouth, Inc.	250,536
7,872	Bank of Hawaii Corp.	396,591
122,778	BB&T Corp.	4,041,852
4,675	BOK Financial Corp.	304,343
34,394	CapitalSource, Inc.	323,648
12,854	Cathay General Bancorp	260,808
35,240	CIT Group, Inc.*	1,623,859
8,316	City National Corp./CA	521,912
32,925	Comerica, Inc.	1,300,208
13,524	Commerce Bancshares, Inc./MO	588,564
10,792	Cullen/Frost Bankers, Inc.	694,465
24,584	East West Bancorp, Inc.	647,543
153,560	Fifth Third Bancorp	2,794,792
5,251	First Financial Bankshares, Inc.	288,805
42,703	First Horizon National Corp.	490,230
61,859	First Niagara Financial Group, Inc.	604,362
11,953	First Republic Bank/CA	444,173
28,973	FirstMerit Corp.	546,721
25,333	FNB Corp./PA	291,330
34,814	Fulton Financial Corp.	400,013
12,624	Glacier Bancorp, Inc.	245,411
14,891	Hancock Holding Co.	425,138
147,723	Huntington Bancshares, Inc./OH	1,144,853
5,174	Iberiabank Corp.	266,668
9,548	International Bancshares Corp.	207,955
162,083	KeyCorp	1,747,255
21,454	M&T Bank Corp.	2,250,525
9,610	MB Financial, Inc.	245,151
20,681	National Penn Bancshares, Inc.	204,328
17,751	Old National Bancorp/IN	237,153
6,899	PacWest Bancorp	198,898
2,244	Park National Corp.	155,016
92,709	PNC Financial Services Group, Inc. (The)	6,641,673
18,100	Popular, Inc.*	543,000
10,456	PrivateBancorp, Inc.	202,428
8,248	Prosperity Bancshares, Inc.	413,142
247,967	Regions Financial Corp.	2,263,939
8,101	Signature Bank/NY*	625,235
94,552	SunTrust Banks, Inc.	3,034,174
32,749	Susquehanna Bancshares, Inc.	393,315
7,852	SVB Financial Group*	607,666
138,134	Synovus Financial Corp.	378,487
28,597	TCF Financial Corp.	411,797
7,150	Texas Capital Bancshares, Inc.*	315,744
11,766	Trustmark Corp.	299,915
326,914	U.S. Bancorp/MN	11,461,605
5,687	UMB Financial Corp.	301,923
19,638	Umpqua Holdings Corp.	265,506
8,027	United Bankshares, Inc./WV	208,782
34,921	Valley National Bancorp	325,464
15,774	Webster Financial Corp.	368,323
859,998	Wells Fargo & Co.	34,872,919
4,766	Westamerica Bancorp.	214,613
6,488	Wintrust Financial Corp.	244,857
32,314	Zions Bancorp.	906,408
		89,898,200
	Consumer Finance — 3.3%

168,607	American Express Co.	12,765,236
102,150	Capital One Financial Corp.	6,223,999
5,054	Cash America International, Inc.	241,126
86,912	Discover Financial Services	4,120,498
8,358	EZCORP, Inc., Class A*	159,889
2,967	Portfolio Recovery Associates, Inc.*	451,785
79,535	SLM Corp.	1,888,161
		25,850,694
	Diversified Financial Services — 13.3%

1,898,319	Bank of America Corp.	25,931,037
15,311	CBOE Holdings, Inc.	614,584
533,123	Citigroup, Inc.	27,717,065
53,841	CME Group, Inc.	3,657,419
12,747	IntercontinentalExchange, Inc.*	2,182,414
671,494	JPMorgan Chase & Co.	36,656,857
49,264	McGraw Hill Financial, Inc.	2,687,351
33,997	Moody’s Corp.	2,258,761
21,093	MSCI, Inc.*	743,317
20,637	NASDAQ OMX Group, Inc. (The)	649,240
42,633	NYSE Euronext	1,715,126
		104,813,171
	Insurance — 16.9%

59,530	ACE Ltd.	5,338,650
82,060	Aflac, Inc.	4,569,921
2,959	Alleghany Corp.*	1,154,010
6,183	Allied World Assurance Co. Holdings AG	552,822
83,764	Allstate Corp. (The)	4,040,775
13,137	American Financial Group, Inc./OH	637,933
259,008	American International Group, Inc.*	11,515,496
54,663	Aon plc	3,480,393
23,482	Arch Capital Group Ltd.*	1,202,513
4,848	Argo Group International Holdings Ltd.	192,017
22,083	Arthur J. Gallagher & Co.	964,585
12,272	Aspen Insurance Holdings Ltd.	450,873
13,826	Assurant, Inc.	687,705
34,047	Assured Guaranty Ltd.	770,143
19,944	Axis Capital Holdings Ltd.	868,761

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
319,993	Berkshire Hathaway, Inc., Class B*	$36,501,602
20,708	Brown & Brown, Inc.	668,247
45,786	Chubb Corp. (The)	3,987,961
25,773	Cincinnati Financial Corp.	1,220,094
38,863	CNO Financial Group, Inc.	479,569
7,595	Endurance Specialty Holdings Ltd.	382,256
4,478	Erie Indemnity Co., Class A	339,925
8,965	Everest Re Group Ltd.	1,161,954
37,699	Fidelity National Financial, Inc., Class A	991,861
18,868	First American Financial Corp.	450,568
86,443	Genworth Financial, Inc., Class A*	934,449
7,832	Hanover Insurance Group, Inc. (The)	393,401
76,598	Hartford Financial Services Group, Inc.	2,346,197
17,650	HCC Insurance Holdings, Inc.	756,302
9,555	Kemper Corp.	326,208
47,626	Lincoln National Corp.	1,698,343
54,315	Loews Corp.	2,488,713
2,272	Markel Corp.*	1,188,006
96,207	Marsh & McLennan Cos., Inc.	3,850,204
24,812	MBIA, Inc.*	353,571
6,360	Mercury General Corp.	284,801
191,860	MetLife, Inc.	8,482,131
9,741	Montpelier Re Holdings Ltd.	243,428
42,338	Old Republic International Corp.	576,220
10,209	PartnerRe Ltd.	925,446
5,742	Platinum Underwriters Holdings Ltd.	327,868
48,386	Principal Financial Group, Inc.	1,831,410
10,811	ProAssurance Corp.	542,712
97,476	Progressive Corp. (The)	2,484,663
13,710	Protective Life Corp.	530,303
81,580	Prudential Financial, Inc.	5,626,573
12,971	Reinsurance Group of America, Inc.	854,659
7,757	RenaissanceRe Holdings Ltd.	666,792
2,986	RLI Corp.	224,189
9,729	Selective Insurance Group, Inc.	230,869
7,793	StanCorp Financial Group, Inc.	354,036
16,431	Torchmark Corp.	1,059,964
66,309	Travelers Cos., Inc. (The)	5,551,389
47,333	Unum Group	1,348,044
17,763	Validus Holdings Ltd.	641,422
19,330	W. R. Berkley Corp.	791,950
910	White Mountains Insurance Group Ltd.	537,965
30,382	Willis Group Holdings plc	1,186,721
51,748	XL Group plc	1,626,440
		133,876,023
	IT Services — 3.6%

18,523	Mastercard, Inc., Class A	10,562,741
90,476	Visa, Inc., Class A	16,117,395
99,785	Western Union Co. (The)	1,634,478
		28,314,614
	Professional Services — 0.2%

21,133	Equifax, Inc.	1,287,000

	Real Estate Investment Trusts — 12.7%

12,339	Alexandria Real Estate Equities, Inc.	845,222
18,362	American Campus Communities, Inc.	749,720
68,703	American Capital Agency Corp.	1,772,537
69,317	American Tower Corp.	5,395,635
171,048	Annaly Capital Management, Inc.	2,322,832
25,583	Apartment Investment & Management Co., Class A	774,142
65,623	ARMOUR Residential REIT, Inc.	338,615
21,315	AvalonBay Communities, Inc.	2,827,648
32,310	BioMed Realty Trust, Inc.	676,248
26,603	Boston Properties, Inc.	2,835,348
26,968	Brandywine Realty Trust	381,867
13,499	BRE Properties, Inc.	674,815
14,822	Camden Property Trust	1,026,424
28,300	CBL & Associates Properties, Inc.	650,617
180,226	Chimera Investment Corp.	549,689
14,586	Colonial Properties Trust	322,496
20,756	CommonWealth REIT	424,253
15,017	Corporate Office Properties Trust	399,903
20,024	Corrections Corp. of America	703,844
30,692	CYS Investments, Inc.	315,514
49,178	DCT Industrial Trust, Inc.	362,934
43,119	DDR Corp.	752,858
34,285	DiamondRock Hospitality Co.	326,050
21,955	Digital Realty Trust, Inc.	1,337,279
23,045	Douglas Emmett, Inc.	587,417
56,433	Duke Realty Corp.	935,095
11,604	DuPont Fabros Technology, Inc.	281,165
5,251	EastGroup Properties, Inc.	308,601
8,214	EPR Properties	430,578
6,833	Equity Lifestyle Properties, Inc.	527,303
56,200	Equity Residential	3,178,110
6,650	Essex Property Trust, Inc.	1,044,981
18,068	Extra Space Storage, Inc.	756,869
11,390	Federal Realty Investment Trust	1,227,273
14,948	Franklin Street Properties Corp.	203,592
79,065	General Growth Properties, Inc.	1,623,204
12,530	Geo Group, Inc. (The)	436,295
17,338	Hatteras Financial Corp.	447,667
79,542	HCP, Inc.	3,768,700
49,271	Health Care REIT, Inc.	3,351,906
15,587	Healthcare Realty Trust, Inc.	414,770
14,132	Highwoods Properties, Inc.	514,687
9,042	Home Properties, Inc.	549,482
24,147	Hospitality Properties Trust	704,609
127,493	Host Hotels & Resorts, Inc.	2,268,101
23,017	Invesco Mortgage Capital, Inc.	429,267
13,145	Kilroy Realty Corp.	695,502
71,559	Kimco Realty Corp.	1,585,032
16,761	LaSalle Hotel Properties	442,490
31,510	Lexington Realty Trust	396,711
20,978	Liberty Property Trust	851,287
24,098	Macerich Co. (The)	1,564,201
14,652	Mack-Cali Realty Corp.	388,278
25,979	Medical Properties Trust, Inc.	385,528
62,729	MFA Financial, Inc.	550,761
7,430	Mid-America Apartment Communities, Inc.	505,017
20,318	National Retail Properties, Inc.	728,807
19,820	Omega Healthcare Investors, Inc.	642,366
29,447	Piedmont Office Realty Trust, Inc., Class A	559,199
28,479	Plum Creek Timber Co., Inc.	1,358,448
9,573	Post Properties, Inc.	457,589
7,087	Potlatch Corp.	321,962
86,634	Prologis, Inc.	3,491,350
25,308	Public Storage	3,841,754

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21,873	Rayonier, Inc.	$1,211,764
34,035	Realty Income Corp.	1,546,891
14,337	Redwood Trust, Inc.	274,697
15,859	Regency Centers Corp.	818,324
21,123	RLJ Lodging Trust	489,209
9,251	Ryman Hospitality Properties, Inc.	353,943
32,992	Senior Housing Properties Trust	852,843
55,031	Simon Property Group, Inc.	9,159,360
16,012	SL Green Realty Corp.	1,392,724
5,344	Sovran Self Storage, Inc.	346,665
28,457	Starwood Property Trust, Inc.	721,954
27,856	Sunstone Hotel Investors, Inc.*	335,943
16,502	Tanger Factory Outlet Centers	568,989
11,113	Taubman Centers, Inc.	895,486
61,196	Two Harbors Investment Corp.	674,992
43,892	UDR, Inc.	1,069,648
51,219	Ventas, Inc.	3,655,500
29,718	Vornado Realty Trust	2,375,954
11,656	Washington Real Estate Investment Trust	324,270
19,613	Weingarten Realty Investors	625,262
95,667	Weyerhaeuser Co.	2,852,790
10,029	WP Carey, Inc.	679,364
		100,749,016
	Real Estate Management & Development — 0.6%

7,547	Alexander & Baldwin, Inc.*	266,334
53,370	CBRE Group, Inc., Class A*	1,237,117
24,750	Forest City Enterprises, Inc., Class A*	464,310
4,930	Howard Hughes Corp. (The)*	491,028
7,729	Jones Lang LaSalle, Inc.	709,754
20,658	Realogy Holdings Corp.*	1,066,779
16,191	St. Joe Co. (The)*	330,620
		4,565,942
	Thrifts & Mortgage Finance — 0.5%

24,552	Capitol Federal Financial, Inc.	291,432
83,400	Hudson City Bancorp, Inc.	708,900
77,256	New York Community Bancorp, Inc.	1,010,508
20,370	Ocwen Financial Corp.*	871,429
59,417	People’s United Financial, Inc.	817,578
14,097	TFS Financial Corp.*	154,785
18,457	Washington Federal, Inc.	322,813
		4,177,445
	Total Common Stocks (Cost $492,380,163)	556,839,246

Principal Amount
	U.S. Government & Agency Securities (a) — 4.9%
	Federal Home Loan Bank
$24,670,729	0.00%, due 06/03/13	24,670,729
	U.S. Treasury Bills
2,000,000	0.00%, due 06/13/13	1,999,960
12,208,000	0.00%, due 08/29/13	12,206,684
	Total U.S. Government & Agency Securities (Cost $38,877,373)	38,877,373

	Repurchase Agreements (a)(b) — 12.3%
97,369,417	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $97,369,862	97,369,417
	Total Repurchase Agreements (Cost $97,369,417)	97,369,417

	Total Investment Securities (Cost $628,626,953) — 87.7%	693,086,036
	Other assets less liabilities — 12.3%	96,820,613
	Net Assets — 100.0%	$789,906,649

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $217,422,526.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,359,082
Aggregate gross unrealized depreciation	(18,076,325)
Net unrealized appreciation	$61,282,757
Federal income tax cost of investments	$631,803,279

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	$30,400,853	$806,896

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	95,653,007	7,812,225

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	112,515,812	2,373,779

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	55,718,522	1,348,453

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	94,852,514	3,022,211

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	101,263,428	61,200

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	120,072,659	54,894,475

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	117,709,645	3,194,185

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	136,385,354	10,348,316

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	158,253,778	13,263,623

		$97,125,363

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

Ultra Industrials

Shares		Value
	Common Stocks (a) — 70.7%
	Aerospace & Defense — 13.1%

234	Alliant Techsystems, Inc.	$18,374
747	B/E Aerospace, Inc.*	47,390
4,855	Boeing Co. (The)	480,742
333	Curtiss-Wright Corp.	12,108
518	DigitalGlobe, Inc.*	15,659
221	Esterline Technologies Corp.*	16,219
1,343	Exelis, Inc.	16,317
2,370	General Dynamics Corp.	182,727
716	Hexcel Corp.*	24,895
5,592	Honeywell International, Inc.	438,748
354	Huntington Ingalls Industries, Inc.	19,548
641	L-3 Communications Holdings, Inc.	54,543
1,910	Lockheed Martin Corp.	202,135
323	Moog, Inc., Class A*	16,173
1,692	Northrop Grumman Corp.	139,404
1,045	Precision Castparts Corp.	223,546
2,321	Raytheon Co.	154,671
974	Rockwell Collins, Inc.	63,067
789	Spirit Aerosystems Holdings, Inc., Class A*	17,050
266	Teledyne Technologies, Inc.*	20,541
1,937	Textron, Inc.	52,222
323	TransDigm Group, Inc.	47,190
358	Triumph Group, Inc.	27,799
6,017	United Technologies Corp.	571,013
		2,862,081
	Air Freight & Logistics — 3.6%

1,149	C.H. Robinson Worldwide, Inc.	65,137
1,473	Expeditors International of Washington, Inc.	57,491
2,086	FedEx Corp.	200,965
211	Forward Air Corp.	8,181
252	Hub Group, Inc., Class A*	9,150
5,102	United Parcel Service, Inc., Class B	438,262
740	UTi Worldwide, Inc.	11,714
		790,900
	Building Products — 0.9%

554	A. O. Smith Corp.	21,717
1,172	Fortune Brands Home & Security, Inc.	49,552
326	Lennox International, Inc.	20,861
2,544	Masco Corp.	53,475
844	Owens Corning*	36,883
287	Simpson Manufacturing Co., Inc.	8,400
639	USG Corp.*	17,464
		208,352
	Chemicals — 1.5%

1,894	Ecolab, Inc.	159,986
612	Sherwin-Williams Co. (The)	115,381
597	Valspar Corp. (The)	42,787
		318,154
	Commercial Services & Supplies — 3.1%

362	ABM Industries, Inc.	8,753
1,573	ADT Corp. (The)*	63,848
341	Brink’s Co. (The)	9,149
748	Cintas Corp.	34,150
377	Clean Harbors, Inc.*	21,564
939	Covanta Holding Corp.	19,203
362	Deluxe Corp.	13,539
1,194	Iron Mountain, Inc.	42,793
222	Mine Safety Appliances Co.	11,082
1,286	R.R. Donnelley & Sons Co.	17,065
2,121	Republic Services, Inc.	72,326
614	Stericycle, Inc.*	67,393
460	Tetra Tech, Inc.*	12,682
3,325	Tyco International Ltd.	112,418
288	United Stationers, Inc.	9,939
880	Waste Connections, Inc.	35,411
3,120	Waste Management, Inc.	130,822
		682,137
	Construction & Engineering — 1.4%

747	AECOM Technology Corp.*	23,000
478	EMCOR Group, Inc.	19,001
1,159	Fluor Corp.	73,260
714	Foster Wheeler AG*	16,436
254	Granite Construction, Inc.	7,839
930	Jacobs Engineering Group, Inc.*	53,019
1,053	KBR, Inc.	38,013
1,521	Quanta Services, Inc.*	43,151
548	URS Corp.	26,545
		300,264
	Construction Materials — 0.5%

335	Eagle Materials, Inc.	24,706
327	Martin Marietta Materials, Inc.	35,653
149	Texas Industries, Inc.*	10,640
927	Vulcan Materials Co.	49,669
		120,668
	Containers & Packaging — 1.8%

472	Aptargroup, Inc.	26,772
1,066	Ball Corp.	46,008
735	Bemis Co., Inc.	28,775
1,028	Crown Holdings, Inc.*	43,536
217	Greif, Inc., Class A	11,306
1,253	MeadWestvaco Corp.	43,855
1,171	Owens-Illinois, Inc.*	32,144
700	Packaging Corp. of America	34,300
512	Rock-Tenn Co., Class A	50,575
1,388	Sealed Air Corp.	33,340
323	Silgan Holdings, Inc.	15,107
721	Sonoco Products Co.	25,249
		390,967
	Diversified Consumer Services — 0.1%

199	Coinstar, Inc.*	11,590

	Diversified Financial Services — 0.0%‡

406	PHH Corp.*	8,185

	Electrical Equipment — 4.3%

305	Acuity Brands, Inc.	22,896
1,736	AMETEK, Inc.	74,908
849	Babcock & Wilcox Co. (The)	25,198
318	Belden, Inc.	16,997
329	Brady Corp., Class A	10,706
3,361	Eaton Corp. plc	222,028
5,152	Emerson Electric Co.	296,034
341	EnerSys*	16,992
355	General Cable Corp.*	12,553
900	GrafTech International Ltd.*	7,551
381	Hubbell, Inc., Class B	38,264
321	Regal-Beloit Corp.	21,671
997	Rockwell Automation, Inc.	87,756
706	Roper Industries, Inc.	87,699
		941,253

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 2.5%

1,139	Amphenol Corp., Class A	$88,728
191	Anixter International, Inc.*	14,655
756	Arrow Electronics, Inc.*	30,059
977	Avnet, Inc.*	33,374
394	Benchmark Electronics, Inc.*	7,683
286	Cognex Corp.	12,850
275	FEI Co.	19,803
1,034	FLIR Systems, Inc.	25,188
205	IPG Photonics Corp.	12,157
280	Itron, Inc.*	11,760
1,312	Jabil Circuit, Inc.	26,319
157	Littelfuse, Inc.	11,538
988	Molex, Inc.	28,988
678	National Instruments Corp.	19,255
2,998	TE Connectivity Ltd.	133,081
1,822	Trimble Navigation Ltd.*	50,834
289	Universal Display Corp.*	8,606
941	Vishay Intertechnology, Inc.*	13,701
		548,579
	Industrial Conglomerates — 11.5%

4,529	3M Co.	499,413
453	Carlisle Cos., Inc.	29,631
4,137	Danaher Corp.	255,749
74,187	General Electric Co.	1,730,041
		2,514,834
	Internet Software & Services — 0.5%

192	CoStar Group, Inc.*	21,467
490	LinkedIn Corp., Class A*	82,090
		103,557
	IT Services — 5.6%

4,597	Accenture plc, Class A	377,460
356	Alliance Data Systems Corp.*	63,044
3,460	Automatic Data Processing, Inc.	237,771
869	Broadridge Financial Solutions, Inc.	23,585
758	Convergys Corp.	13,773
698	CoreLogic, Inc.*	18,288
341	Euronet Worldwide, Inc.*	10,400
2,092	Fidelity National Information Services, Inc.	93,931
952	Fiserv, Inc.*	82,976
488	FleetCor Technologies, Inc.*	42,495
965	Genpact Ltd.	18,673
562	Global Payments, Inc.	26,954
615	Jack Henry & Associates, Inc.	28,862
606	Lender Processing Services, Inc.	20,053
243	MAXIMUS, Inc.	18,135
472	NeuStar, Inc., Class A*	22,873
2,310	Paychex, Inc.	86,001
1,146	Total System Services, Inc.	26,942
276	WEX, Inc.*	20,388
		1,232,604
	Life Sciences Tools & Services — 0.8%

2,475	Agilent Technologies, Inc.	112,489
216	Mettler-Toledo International, Inc.*	47,144
811	PerkinElmer, Inc.	25,400
		185,033
	Machinery — 10.9%

520	Actuant Corp., Class A	17,680
692	AGCO Corp.	38,385
4,673	Caterpillar, Inc.	400,943
354	CLARCOR, Inc.	19,201
602	Colfax Corp.*	30,040
344	Crane Co.	20,554
1,260	Cummins, Inc.	150,734
2,779	Deere & Co.	242,079
963	Donaldson Co., Inc.	36,122
1,246	Dover Corp.	97,499
188	ESCO Technologies, Inc.	6,039
343	Flowserve Corp.	57,669
351	Gardner Denver, Inc.	26,500
434	Graco, Inc.	27,971
575	Harsco Corp.	13,444
589	IDEX Corp.	32,424
2,963	Illinois Tool Works, Inc.	207,795
1,966	Ingersoll-Rand plc	113,104
659	ITT Corp.	19,869
758	Joy Global, Inc.	40,993
565	Kennametal, Inc.	24,487
592	Lincoln Electric Holdings, Inc.	35,402
945	Manitowoc Co., Inc. (The)	19,854
201	Mueller Industries, Inc.	10,944
571	Navistar International Corp.*	20,482
405	Nordson Corp.	28,844
623	Oshkosh Corp.*	24,808
2,522	PACCAR, Inc.	135,179
793	Pall Corp.	54,083
1,064	Parker Hannifin Corp.	106,145
1,471	Pentair Ltd.	85,671
335	SPX Corp.	26,438
790	Terex Corp.*	28,337
568	Timken Co.	32,240
416	Toro Co. (The)	19,827
564	Trinity Industries, Inc.	23,085
168	Valmont Industries, Inc.	25,591
340	Westinghouse Air Brake Technologies Corp.	37,403
431	Woodward, Inc.	16,874
1,328	Xylem, Inc.	37,370
		2,392,109
	Marine — 0.2%

405	Kirby Corp.*	31,622
304	Matson, Inc.	7,652
		39,274
	Multi-Utilities — 0.2%

1,347	MDU Resources Group, Inc.	34,833

	Office Electronics — 0.1%

364	Zebra Technologies Corp., Class A*	16,620

	Oil, Gas & Consumable Fuels — 0.1%

268	Teekay Corp.	10,355
515	World Fuel Services Corp.	20,976
		31,331
	Paper & Forest Products — 0.1%

994	Louisiana-Pacific Corp.*	17,465

	Professional Services — 0.9%

355	Acacia Research Corp.	8,875
250	Advisory Board Co. (The)*	13,202
238	Corporate Executive Board Co. (The)	14,563
291	FTI Consulting, Inc.*	11,055
548	Manpowergroup, Inc.	31,384
996	Robert Half International, Inc.	34,621

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
403	Towers Watson & Co., Class A	$31,305
1,035	Verisk Analytics, Inc., Class A*	60,879
		205,884
	Road & Rail — 5.2%

400	Con-way, Inc.	15,208
7,283	CSX Corp.	183,604
353	Genesee & Wyoming, Inc., Class A*	31,435
646	J.B. Hunt Transport Services, Inc.	47,584
786	Kansas City Southern	87,010
422	Knight Transportation, Inc.	7,233
332	Landstar System, Inc.	17,526
2,244	Norfolk Southern Corp.	171,868
504	Old Dominion Freight Line, Inc.*	21,702
367	Ryder System, Inc.	23,136
3,348	Union Pacific Corp.	517,668
319	Werner Enterprises, Inc.	7,985
		1,131,959
	Semiconductors & Semiconductor Equipment — 0.1%

279	Veeco Instruments, Inc.*	11,827

	Trading Companies & Distributors — 1.7%

477	Air Lease Corp.	13,356
300	Applied Industrial Technologies, Inc.	14,421
1,926	Fastenal Co.	100,499
335	GATX Corp.	16,726
190	Kaman Corp.	6,443
333	MSC Industrial Direct Co., Inc., Class A	27,529
664	United Rentals, Inc.*	37,742
427	W.W. Grainger, Inc.	109,927
212	Watsco, Inc.	18,497
312	WESCO International, Inc.*	23,169
		368,309
	Total Common Stocks (Cost $13,867,072)	15,468,769

Principal Amount
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$144,629	0.00%, due 06/03/13	144,629
	Total U.S. Government & Agency Security (Cost $144,629)	144,629

	Repurchase Agreements (a)(b) — 7.3%
1,598,784	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $1,598,791	1,598,784
	Total Repurchase Agreements (Cost $1,598,784)	1,598,784

	Total Investment Securities (Cost $15,610,485) — 78.7%	17,212,182
	Other assets less liabilities — 21.3%	4,654,933
	Net Assets — 100.0%	$21,867,115

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $8,896,419.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,662,708
Aggregate gross unrealized depreciation	(62,586)
Net unrealized appreciation	$1,600,122
Federal income tax cost of investments	$15,612,060

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	$144,666	$7,552

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	3,791,990	277,256

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	164,000	8,537

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	3,177,231	169,372

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	10,760,671	2,944,492

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	726,482	636,902

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	1,291,525	13,257

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	2,915,056	207,805

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	5,301,189	384,150

		$4,649,323

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2013

UltraPro Financials

Shares		Value
	Common Stocks (a) — 82.2%
	Capital Markets — 9.3%

127	Affiliated Managers Group, Inc.*	$20,828
493	Ameriprise Financial, Inc.	40,189
2,819	Bank of New York Mellon Corp. (The)	84,739
304	BlackRock, Inc.	84,877
2,663	Charles Schwab Corp. (The)	52,887
692	E*TRADE Financial Corp.*	8,048
291	Eaton Vance Corp.	12,080
228	Federated Investors, Inc., Class B	6,309
335	Franklin Resources, Inc.	51,861
1,060	Goldman Sachs Group, Inc. (The)	171,805
63	Greenhill & Co., Inc.	3,138
1,068	Invesco Ltd.	36,034
462	Janus Capital Group, Inc.	4,052
278	Legg Mason, Inc.	9,741
3,326	Morgan Stanley	86,143
528	Northern Trust Corp.	30,703
274	Raymond James Financial, Inc.	12,048
326	SEI Investments Co.	9,979
1,107	State Street Corp.	73,261
142	Stifel Financial Corp.*	5,111
627	T. Rowe Price Group, Inc.	47,564
558	TD Ameritrade Holding Corp.	13,080
207	Waddell & Reed Financial, Inc., Class A	9,530
		874,007
	Commercial Banks — 13.3%

407	Associated Banc-Corp	6,272
201	BancorpSouth, Inc.	3,449
109	Bank of Hawaii Corp.	5,491
1,696	BB&T Corp.	55,832
64	BOK Financial Corp.	4,166
474	CapitalSource, Inc.	4,460
177	Cathay General Bancorp	3,591
486	CIT Group, Inc.*	22,395
114	City National Corp./CA	7,155
455	Comerica, Inc.	17,968
187	Commerce Bancshares, Inc./MO	8,138
149	Cullen/Frost Bankers, Inc.	9,588
339	East West Bancorp, Inc.	8,929
2,120	Fifth Third Bancorp	38,584
72	First Financial Bankshares, Inc.	3,960
589	First Horizon National Corp.	6,762
854	First Niagara Financial Group, Inc.	8,344
165	First Republic Bank/CA	6,131
400	FirstMerit Corp.	7,548
349	FNB Corp./PA	4,014
481	Fulton Financial Corp.	5,527
174	Glacier Bancorp, Inc.	3,383
206	Hancock Holding Co.	5,881
2,040	Huntington Bancshares, Inc./OH	15,810
71	Iberiabank Corp.	3,659
132	International Bancshares Corp.	2,875
2,238	KeyCorp	24,126
296	M&T Bank Corp.	31,050
132	MB Financial, Inc.	3,367
285	National Penn Bancshares, Inc.	2,816
245	Old National Bancorp/IN	3,273
95	PacWest Bancorp	2,739
31	Park National Corp.	2,142
1,280	PNC Financial Services Group, Inc. (The)	91,699
250	Popular, Inc.*	7,500
145	PrivateBancorp, Inc.	2,807
114	Prosperity Bancshares, Inc.	5,710
3,424	Regions Financial Corp.	31,261
112	Signature Bank/NY*	8,644
1,305	SunTrust Banks, Inc.	41,878
452	Susquehanna Bancshares, Inc.	5,429
108	SVB Financial Group*	8,358
1,907	Synovus Financial Corp.	5,225
394	TCF Financial Corp.	5,674
98	Texas Capital Bancshares, Inc.*	4,328
162	Trustmark Corp.	4,129
4,513	U.S. Bancorp/MN	158,226
79	UMB Financial Corp.	4,194
272	Umpqua Holdings Corp.	3,678
111	United Bankshares, Inc./WV	2,887
482	Valley National Bancorp	4,492
218	Webster Financial Corp.	5,090
11,874	Wells Fargo & Co.	481,491
66	Westamerica Bancorp.	2,972
90	Wintrust Financial Corp.	3,397
446	Zions Bancorp.	12,510
		1,241,004
	Consumer Finance — 3.8%

2,328	American Express Co.	176,253
1,411	Capital One Financial Corp.	85,972
69	Cash America International, Inc.	3,292
1,200	Discover Financial Services	56,892
116	EZCORP, Inc., Class A*	2,219
41	Portfolio Recovery Associates, Inc.*	6,243
1,099	SLM Corp.	26,091
		356,962
	Diversified Financial Services — 15.5%

26,210	Bank of America Corp.	358,029
211	CBOE Holdings, Inc.	8,470
7,361	Citigroup, Inc.	382,698
743	CME Group, Inc.	50,472
176	IntercontinentalExchange, Inc.*	30,133
9,272	JPMorgan Chase & Co.	506,158
680	McGraw Hill Financial, Inc.	37,094
470	Moody’s Corp.	31,227
291	MSCI, Inc.*	10,255
285	NASDAQ OMX Group, Inc. (The)	8,966
589	NYSE Euronext	23,695
		1,447,197
	Insurance — 19.8%

822	ACE Ltd.	73,717
1,133	Aflac, Inc.	63,097
40	Alleghany Corp.*	15,600
85	Allied World Assurance Co. Holdings AG	7,600
1,157	Allstate Corp. (The)	55,814
182	American Financial Group, Inc./OH	8,838
3,576	American International Group, Inc.*	158,989
755	Aon plc	48,071
325	Arch Capital Group Ltd.*	16,643
67	Argo Group International Holdings Ltd.	2,658
305	Arthur J. Gallagher & Co.	13,322
169	Aspen Insurance Holdings Ltd.	6,209
191	Assurant, Inc.	9,500
470	Assured Guaranty Ltd.	10,631
275	Axis Capital Holdings Ltd.	11,979
4,418	Berkshire Hathaway, Inc., Class B*	503,961
286	Brown & Brown, Inc.	9,229
632	Chubb Corp. (The)	55,047
356	Cincinnati Financial Corp.	16,853
537	CNO Financial Group, Inc.	6,627
105	Endurance Specialty Holdings Ltd.	5,285

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
61	Erie Indemnity Co., Class A	$4,630
124	Everest Re Group Ltd.	16,072
521	Fidelity National Financial, Inc., Class A	13,707
261	First American Financial Corp.	6,233
1,194	Genworth Financial, Inc., Class A*	12,907
108	Hanover Insurance Group, Inc. (The)	5,425
1,057	Hartford Financial Services Group, Inc.	32,376
243	HCC Insurance Holdings, Inc.	10,413
132	Kemper Corp.	4,506
658	Lincoln National Corp.	23,464
750	Loews Corp.	34,365
31	Markel Corp.*	16,210
1,329	Marsh & McLennan Cos., Inc.	53,187
343	MBIA, Inc.*	4,888
88	Mercury General Corp.	3,941
2,649	MetLife, Inc.	117,112
135	Montpelier Re Holdings Ltd.	3,374
584	Old Republic International Corp.	7,948
141	PartnerRe Ltd.	12,782
79	Platinum Underwriters Holdings Ltd.	4,511
668	Principal Financial Group, Inc.	25,284
149	ProAssurance Corp.	7,480
1,346	Progressive Corp. (The)	34,310
190	Protective Life Corp.	7,349
1,126	Prudential Financial, Inc.	77,660
179	Reinsurance Group of America, Inc.	11,794
108	RenaissanceRe Holdings Ltd.	9,284
42	RLI Corp.	3,153
134	Selective Insurance Group, Inc.	3,180
108	StanCorp Financial Group, Inc.	4,906
227	Torchmark Corp.	14,644
915	Travelers Cos., Inc. (The)	76,604
653	Unum Group	18,597
245	Validus Holdings Ltd.	8,847
267	W. R. Berkley Corp.	10,939
13	White Mountains Insurance Group Ltd.	7,685
420	Willis Group Holdings plc	16,405
714	XL Group plc	22,441
		1,848,283
	IT Services — 4.2%

256	Mastercard, Inc., Class A	145,984
1,249	Visa, Inc., Class A	222,497
1,377	Western Union Co. (The)	22,555
		391,036
	Professional Services — 0.2%

291	Equifax, Inc.	17,722

	Real Estate Investment Trusts — 14.9%

170	Alexandria Real Estate Equities, Inc.	11,645
254	American Campus Communities, Inc.	10,371
949	American Capital Agency Corp.	24,484
957	American Tower Corp.	74,493
2,362	Annaly Capital Management, Inc.	32,076
354	Apartment Investment & Management Co., Class A	10,712
906	ARMOUR Residential REIT, Inc.	4,675
294	AvalonBay Communities, Inc.	39,002
446	BioMed Realty Trust, Inc.	9,335
367	Boston Properties, Inc.	39,115
372	Brandywine Realty Trust	5,268
187	BRE Properties, Inc.	9,348
204	Camden Property Trust	14,127
391	CBL & Associates Properties, Inc.	8,989
2,489	Chimera Investment Corp.	7,591
201	Colonial Properties Trust	4,444
286	CommonWealth REIT	5,846
207	Corporate Office Properties Trust	5,512
276	Corrections Corp. of America	9,701
423	CYS Investments, Inc.	4,348
679	DCT Industrial Trust, Inc.	5,011
595	DDR Corp.	10,389
473	DiamondRock Hospitality Co.	4,498
303	Digital Realty Trust, Inc.	18,456
318	Douglas Emmett, Inc.	8,106
779	Duke Realty Corp.	12,908
161	DuPont Fabros Technology, Inc.	3,901
72	EastGroup Properties, Inc.	4,231
113	EPR Properties	5,923
95	Equity Lifestyle Properties, Inc.	7,331
776	Equity Residential	43,883
92	Essex Property Trust, Inc.	14,457
249	Extra Space Storage, Inc.	10,431
158	Federal Realty Investment Trust	17,024
206	Franklin Street Properties Corp.	2,806
1,092	General Growth Properties, Inc.	22,419
173	Geo Group, Inc. (The)	6,024
240	Hatteras Financial Corp.	6,197
1,099	HCP, Inc.	52,071
680	Health Care REIT, Inc.	46,260
215	Healthcare Realty Trust, Inc.	5,721
195	Highwoods Properties, Inc.	7,102
125	Home Properties, Inc.	7,596
333	Hospitality Properties Trust	9,717
1,760	Host Hotels & Resorts, Inc.	31,310
318	Invesco Mortgage Capital, Inc.	5,931
182	Kilroy Realty Corp.	9,630
988	Kimco Realty Corp.	21,884
232	LaSalle Hotel Properties	6,125
435	Lexington Realty Trust	5,477
290	Liberty Property Trust	11,768
333	Macerich Co. (The)	21,615
203	Mack-Cali Realty Corp.	5,379
359	Medical Properties Trust, Inc.	5,328
866	MFA Financial, Inc.	7,603
103	Mid-America Apartment Communities, Inc.	7,001
280	National Retail Properties, Inc.	10,044
274	Omega Healthcare Investors, Inc.	8,880
407	Piedmont Office Realty Trust, Inc., Class A	7,729
393	Plum Creek Timber Co., Inc.	18,746
132	Post Properties, Inc.	6,310
98	Potlatch Corp.	4,452
1,196	Prologis, Inc.	48,199
349	Public Storage	52,978
302	Rayonier, Inc.	16,731
470	Realty Income Corp.	21,362
198	Redwood Trust, Inc.	3,794
219	Regency Centers Corp.	11,300
291	RLJ Lodging Trust	6,740
127	Ryman Hospitality Properties, Inc.	4,859
455	Senior Housing Properties Trust	11,762
760	Simon Property Group, Inc.	126,494
221	SL Green Realty Corp.	19,223
74	Sovran Self Storage, Inc.	4,800
393	Starwood Property Trust, Inc.	9,970
385	Sunstone Hotel Investors, Inc.*	4,643
228	Tanger Factory Outlet Centers	7,861
153	Taubman Centers, Inc.	12,329
845	Two Harbors Investment Corp.	9,320
606	UDR, Inc.	14,768

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
708	Ventas, Inc.	$50,530
410	Vornado Realty Trust	32,780
161	Washington Real Estate Investment Trust	4,479
270	Weingarten Realty Investors	8,608
1,321	Weyerhaeuser Co.	39,392
138	WP Carey, Inc.	9,348
		1,391,026
	Real Estate Management & Development — 0.6%

104	Alexander & Baldwin, Inc.*	3,670
737	CBRE Group, Inc., Class A*	17,084
341	Forest City Enterprises, Inc., Class A*	6,397
68	Howard Hughes Corp. (The)*	6,773
106	Jones Lang LaSalle, Inc.	9,734
285	Realogy Holdings Corp.*	14,717
224	St. Joe Co. (The)*	4,574
		62,949
	Thrifts & Mortgage Finance — 0.6%

339	Capitol Federal Financial, Inc.	4,024
1,152	Hudson City Bancorp, Inc.	9,792
1,067	New York Community Bancorp, Inc.	13,956
281	Ocwen Financial Corp.*	12,021
820	People’s United Financial, Inc.	11,283
195	TFS Financial Corp.*	2,141
254	Washington Federal, Inc.	4,443
		57,660
	Total Common Stocks (Cost $7,604,990)	7,687,846

Principal Amount
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
$127,102	0.00%, due 06/03/13	127,102
	Total U.S. Government & Agency Security (Cost $127,102)	127,102

	Repurchase Agreements (a)(b) — 7.6%
709,766	Repurchase Agreements with various counterparties, rates 0.02% - 0.08%, dated 05/31/13, due 06/03/13, total to be received $709,768	709,766
	Total Repurchase Agreements (Cost $709,766)	709,766

	Total Investment Securities (Cost $8,441,858) — 91.2%	8,524,714
	Other assets less liabilities — 8.8%	818,704
	Net Assets — 100.0%	$9,343,418

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2013, the aggregate amount held in a segregated account was $3,559,396.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,200
Aggregate gross unrealized depreciation	(140,467)
Net unrealized appreciation	$82,733
Federal income tax cost of investments	$8,441,981

See accompanying notes to the financial statements.

Swap Agreements

UltraPro Financials had the following open swap agreements as of May 31, 2013:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$157,652	$24,947

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	2,348,578	179,116

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	681,354	32,449

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	4,598,669	60,073

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	5,350,396	467,968

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	1,588,575	120,901

Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	5,614,891	(34,772)

		$850,682

See accompanying notes to the financial statements.

(b)          Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Cap Core Plus (formerly known as Credit Suisse 130/30), RAFI Long/Short, Ultra Russell3000, Ultra S&P500, Ultra MidCap400, Ultra Russell2000, Ultra SmallCap600, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Financials, Ultra Industrials, and UltraPro Financials (the “Funds”) as of May 31, 2013, and for the period then ended and have issued our unqualified report thereon dated July 29, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form NCSR).  Our audits included an audit of the Funds’ portfolios of investments (the “Portfolios”) as of May 31, 2013 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 29, 2013

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)      Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 18, 2013

By:	/s/ Charles Todd
Charles Todd
Treasurer
July 18, 2013